UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2023
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
About Your Fund's Expenses	1
Short-Term Bond Index Fund	3
Intermediate-Term Bond Index Fund	34
Long-Term Bond Index Fund	64
Trustees Approve Advisory Arrangements	98
Liquidity Risk Management	99

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,012.30	$0.75
ETF Shares	1,000.00	1,012.60	0.20
Admiral™ Shares	1,000.00	1,012.70	0.35
Institutional Shares	1,000.00	1,012.80	0.25
Institutional Plus Shares	1,000.00	1,012.90	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.20	$0.75
ETF Shares	1,000.00	1,023.60	0.20
Admiral Shares	1,000.00	1,023.60	0.35
Institutional Shares	1,000.00	1,023.70	0.25
Institutional Plus Shares	1,000.00	1,023.70	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,048.80	$0.20
Admiral Shares	1,000.00	1,048.80	0.36
Institutional Shares	1,000.00	1,048.90	0.25
Institutional Plus Shares	1,000.00	1,049.00	0.20
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Bond Index Fund
Fund Allocation
As of June 30, 2023
Corporate Bonds	27.5%
Sovereign Bonds	5.8
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	66.7
The table reflects the fund’s investments, except for temporary cash investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.2%)
U.S. Government Securities (64.4%)
United States Treasury Note/Bond	1.750%	7/31/24	214,899	206,672
United States Treasury Note/Bond	0.375%	8/15/24	405,035	383,201
United States Treasury Note/Bond	2.375%	8/15/24	813,952	787,626
United States Treasury Note/Bond	1.250%	8/31/24	197,708	188,533
United States Treasury Note/Bond	1.875%	8/31/24	191,755	184,235
United States Treasury Note/Bond	0.375%	9/15/24	225,070	212,128
United States Treasury Note/Bond	1.500%	9/30/24	189,485	180,781
United States Treasury Note/Bond	2.125%	9/30/24	219,279	210,850
United States Treasury Note/Bond	4.250%	9/30/24	151,580	149,591
United States Treasury Note/Bond	0.625%	10/15/24	330,335	311,186
United States Treasury Note/Bond	1.500%	10/31/24	374,799	356,586
United States Treasury Note/Bond	2.250%	10/31/24	167,000	160,477
United States Treasury Note/Bond	4.375%	10/31/24	356,741	352,393
United States Treasury Note/Bond	0.750%	11/15/24	604,625	568,631
United States Treasury Note/Bond	2.250%	11/15/24	478,883	459,728
United States Treasury Note/Bond	1.500%	11/30/24	230,712	219,032
United States Treasury Note/Bond	2.125%	11/30/24	183,765	175,984
United States Treasury Note/Bond	4.500%	11/30/24	269,389	266,527
United States Treasury Note/Bond	1.000%	12/15/24	406,418	382,477
United States Treasury Note/Bond	1.750%	12/31/24	281,665	267,758
United States Treasury Note/Bond	2.250%	12/31/24	213,814	204,727
United States Treasury Note/Bond	4.250%	12/31/24	171,358	168,975
United States Treasury Note/Bond	1.125%	1/15/25	400,185	376,299
United States Treasury Note/Bond	1.375%	1/31/25	524,715	494,790
United States Treasury Note/Bond	2.500%	1/31/25	398,968	382,822
United States Treasury Note/Bond	4.125%	1/31/25	256,409	252,403
United States Treasury Note/Bond	1.500%	2/15/25	391,965	369,978
United States Treasury Note/Bond	2.000%	2/15/25	406,645	386,948
United States Treasury Note/Bond	1.125%	2/28/25	229,719	215,325
United States Treasury Note/Bond	2.750%	2/28/25	184,210	177,446
United States Treasury Note/Bond	4.625%	2/28/25	499,476	495,652
United States Treasury Note/Bond	1.750%	3/15/25	353,355	334,197
United States Treasury Note/Bond	0.500%	3/31/25	200,000	185,000
United States Treasury Note/Bond	2.625%	3/31/25	109,446	105,034
United States Treasury Note/Bond	3.875%	3/31/25	298,709	292,875
United States Treasury Note/Bond	2.625%	4/15/25	350,135	335,801
United States Treasury Note/Bond	0.375%	4/30/25	247,943	228,108
United States Treasury Note/Bond	2.875%	4/30/25	178,540	171,901
United States Treasury Note/Bond	3.875%	4/30/25	433,632	425,230
United States Treasury Note/Bond	2.125%	5/15/25	370,655	351,891
United States Treasury Note/Bond	2.750%	5/15/25	329,885	316,844
United States Treasury Note/Bond	0.250%	5/31/25	259,061	237,041
United States Treasury Note/Bond	2.875%	5/31/25	157,790	151,848
United States Treasury Note/Bond	4.250%	5/31/25	322,696	318,662
United States Treasury Note/Bond	2.875%	6/15/25	299,805	288,375
United States Treasury Note/Bond	0.250%	6/30/25	217,135	198,305
United States Treasury Note/Bond	2.750%	6/30/25	104,750	100,478
United States Treasury Note/Bond	4.625%	6/30/25	458,664	456,586
United States Treasury Note/Bond	3.000%	7/15/25	199,568	192,333
United States Treasury Note/Bond	0.250%	7/31/25	209,968	191,006
United States Treasury Note/Bond	2.875%	7/31/25	117,915	113,309
United States Treasury Note/Bond	2.000%	8/15/25	677,191	638,675
United States Treasury Note/Bond	3.125%	8/15/25	283,845	274,132
United States Treasury Note/Bond	0.250%	8/31/25	265,960	241,276
United States Treasury Note/Bond	2.750%	8/31/25	174,595	167,229
United States Treasury Note/Bond	3.500%	9/15/25	218,045	212,117
United States Treasury Note/Bond	0.250%	9/30/25	156,345	141,590
United States Treasury Note/Bond	3.000%	9/30/25	169,516	163,106
United States Treasury Note/Bond	4.250%	10/15/25	45,055	44,548
United States Treasury Note/Bond	0.250%	10/31/25	213,280	192,485
United States Treasury Note/Bond	3.000%	10/31/25	146,542	140,909
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.250%	11/15/25	406,320	383,845
United States Treasury Note/Bond	4.500%	11/15/25	103,110	102,578
United States Treasury Note/Bond	0.375%	11/30/25	391,630	353,446
United States Treasury Note/Bond	2.875%	11/30/25	176,957	169,602
United States Treasury Note/Bond	4.000%	12/15/25	20,690	20,367
United States Treasury Note/Bond	0.375%	12/31/25	170,415	153,613
United States Treasury Note/Bond	2.625%	12/31/25	178,985	170,455
United States Treasury Note/Bond	3.875%	1/15/26	126,737	124,380
United States Treasury Note/Bond	0.375%	1/31/26	313,415	281,339
United States Treasury Note/Bond	2.625%	1/31/26	58,870	56,018
United States Treasury Note/Bond	1.625%	2/15/26	731,144	677,451
United States Treasury Note/Bond	4.000%	2/15/26	200,754	197,680
United States Treasury Note/Bond	6.000%	2/15/26	12,240	12,619
United States Treasury Note/Bond	0.500%	2/28/26	774,999	696,167
United States Treasury Note/Bond	2.500%	2/28/26	271,040	256,895
United States Treasury Note/Bond	4.625%	3/15/26	22,505	22,533
United States Treasury Note/Bond	0.750%	3/31/26	297,255	268,644
United States Treasury Note/Bond	2.250%	3/31/26	239,650	225,496
United States Treasury Note/Bond	3.750%	4/15/26	283,301	277,325
United States Treasury Note/Bond	0.750%	4/30/26	288,013	259,392
United States Treasury Note/Bond	2.375%	4/30/26	211,875	199,825
United States Treasury Note/Bond	1.625%	5/15/26	360,738	332,950
United States Treasury Note/Bond	3.625%	5/15/26	22,441	21,894
United States Treasury Note/Bond	0.750%	5/31/26	428,095	384,483
United States Treasury Note/Bond	2.125%	5/31/26	200,336	187,377
United States Treasury Note/Bond	0.875%	6/30/26	399,044	359,514
United States Treasury Note/Bond	1.875%	6/30/26	176,699	163,999
United States Treasury Note/Bond	0.625%	7/31/26	457,723	407,803
United States Treasury Note/Bond	1.875%	7/31/26	187,095	173,209
United States Treasury Note/Bond	1.500%	8/15/26	608,255	555,983
United States Treasury Note/Bond	0.750%	8/31/26	498,310	444,430
United States Treasury Note/Bond	1.375%	8/31/26	252,485	229,761
United States Treasury Note/Bond	0.875%	9/30/26	385,510	344,911
United States Treasury Note/Bond	1.625%	9/30/26	163,565	149,815
United States Treasury Note/Bond	1.125%	10/31/26	478,627	430,465
United States Treasury Note/Bond	1.625%	10/31/26	145,545	133,083
United States Treasury Note/Bond	2.000%	11/15/26	364,692	337,340
United States Treasury Note/Bond	1.250%	11/30/26	437,195	393,885
United States Treasury Note/Bond	1.625%	11/30/26	184,179	168,121
United States Treasury Note/Bond	1.250%	12/31/26	425,715	383,144
United States Treasury Note/Bond	1.750%	12/31/26	163,815	149,993
United States Treasury Note/Bond	1.500%	1/31/27	538,385	487,744
United States Treasury Note/Bond	2.250%	2/15/27	322,645	300,009
United States Treasury Note/Bond	1.125%	2/28/27	54,305	48,450
United States Treasury Note/Bond	1.875%	2/28/27	389,039	356,700
United States Treasury Note/Bond	2.500%	3/31/27	411,970	386,093
United States Treasury Note/Bond	0.500%	4/30/27	138,770	120,231
United States Treasury Note/Bond	2.750%	4/30/27	381,094	360,015
United States Treasury Note/Bond	2.375%	5/15/27	442,615	412,185
United States Treasury Note/Bond	0.500%	5/31/27	323,170	279,340
United States Treasury Note/Bond	2.625%	5/31/27	702,543	660,171
United States Treasury Note/Bond	0.500%	6/30/27	264,785	228,253
United States Treasury Note/Bond	3.250%	6/30/27	314,110	302,085
United States Treasury Note/Bond	0.375%	7/31/27	301,715	258,061
United States Treasury Note/Bond	2.750%	7/31/27	348,076	328,170
United States Treasury Note/Bond	2.250%	8/15/27	305,115	282,041
United States Treasury Note/Bond	0.500%	8/31/27	265,955	228,140
United States Treasury Note/Bond	3.125%	8/31/27	332,927	318,413
United States Treasury Note/Bond	0.375%	9/30/27	329,000	279,958
United States Treasury Note/Bond	4.125%	9/30/27	530,710	527,725
United States Treasury Note/Bond	0.500%	10/31/27	340,000	290,169
United States Treasury Note/Bond	4.125%	10/31/27	446,919	444,545
United States Treasury Note/Bond	2.250%	11/15/27	175,000	161,164
United States Treasury Note/Bond	0.625%	11/30/27	365,000	312,588
4

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.875%	11/30/27	338,630	333,868
	United States Treasury Note/Bond	0.625%	12/31/27	417,400	356,616
	United States Treasury Note/Bond	3.875%	12/31/27	306,062	301,854
	United States Treasury Note/Bond	0.750%	1/31/28	365,000	313,045
	United States Treasury Note/Bond	3.500%	1/31/28	452,817	439,799
	United States Treasury Note/Bond	2.750%	2/15/28	425,000	399,434
	United States Treasury Note/Bond	1.125%	2/29/28	348,600	303,772
	United States Treasury Note/Bond	4.000%	2/29/28	307,560	305,349
	United States Treasury Note/Bond	1.250%	3/31/28	400,000	350,000
	United States Treasury Note/Bond	3.625%	3/31/28	353,146	344,980
	United States Treasury Note/Bond	1.250%	4/30/28	404,395	353,277
	United States Treasury Note/Bond	3.500%	4/30/28	294,927	286,586
	United States Treasury Note/Bond	2.875%	5/15/28	289,500	273,170
	United States Treasury Note/Bond	1.250%	5/31/28	300,000	261,750
	United States Treasury Note/Bond	3.625%	5/31/28	175,623	171,809
	United States Treasury Note/Bond	4.000%	6/30/28	1,093,165	1,087,187
					40,677,228
Agency Bonds and Notes (1.8%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,467
	Federal Farm Credit Banks	3.375%	8/26/24	30,000	29,323
	Federal Farm Credit Banks	4.250%	9/26/24	35,875	35,389
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	33,792
	Federal Farm Credit Banks	4.500%	11/18/24	35,190	34,754
	Federal Farm Credit Banks	4.250%	12/20/24	6,830	6,727
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,105
	Federal Farm Credit Banks	4.500%	1/10/25	7,317	7,235
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,411
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	6,897
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	11,849
	Federal Farm Credit Banks	4.000%	1/13/26	7,400	7,268
	Federal Farm Credit Banks	3.875%	2/2/26	4,650	4,555
	Federal Farm Credit Banks	4.750%	3/9/26	7,100	7,107
	Federal Farm Credit Banks	4.375%	6/23/26	21,175	21,017
[2]	Federal Home Loan Banks	3.000%	7/8/24	21,200	20,697
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,570
	Federal Home Loan Banks	5.375%	8/15/24	100	100
	Federal Home Loan Banks	2.875%	9/13/24	20,100	19,516
	Federal Home Loan Banks	3.250%	9/13/24	20,000	19,504
[2]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,156
	Federal Home Loan Banks	4.875%	9/13/24	9,150	9,093
[2]	Federal Home Loan Banks	0.570%	9/30/24	80	75
	Federal Home Loan Banks	4.500%	10/3/24	25,100	24,830
[2]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,337
	Federal Home Loan Banks	5.000%	2/28/25	12,195	12,159
	Federal Home Loan Banks	0.500%	4/14/25	35,000	32,322
	Federal Home Loan Banks	4.625%	6/6/25	15,875	15,768
[2]	Federal Home Loan Banks	4.000%	8/28/25	275	268
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,629
	Federal Home Loan Banks	4.375%	6/12/26	7,125	7,071
	Federal Home Loan Banks	1.250%	12/21/26	52,300	46,943
	Federal Home Loan Banks	4.250%	12/10/27	1,710	1,707
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	15,080	14,237
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	50,231
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,100	54,502
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,165
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	177,775	172,153
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	48
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	65,340	61,963
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,018
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	23,026
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,300	41,187
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,575	41,254
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	31,316
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	34,681
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,238
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,024
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,631
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,500
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,098
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	3.875%	3/15/28	10,675	10,502
					1,127,712
Total U.S. Government and Agency Obligations (Cost $44,207,982)					41,804,940
Corporate Bonds (27.3%)
Communications (1.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,901	8,481
	Alphabet Inc.	0.450%	8/15/25	10,155	9,291
	Alphabet Inc.	1.998%	8/15/26	13,737	12,713
	Alphabet Inc.	0.800%	8/15/27	6,223	5,389
	AT&T Inc.	5.539%	2/20/26	10,000	10,002
	AT&T Inc.	1.700%	3/25/26	25,365	23,109
	AT&T Inc.	3.800%	2/15/27	8,368	7,998
	AT&T Inc.	4.250%	3/1/27	14,756	14,347
	AT&T Inc.	2.300%	6/1/27	18,245	16,418
	AT&T Inc.	1.650%	2/1/28	16,730	14,393
[2]	AT&T Inc.	4.100%	2/15/28	11,850	11,350
	Baidu Inc.	3.875%	9/29/23	4,670	4,646
	Baidu Inc.	3.075%	4/7/25	8,092	7,719
	Baidu Inc.	4.125%	6/30/25	3,920	3,795
	Baidu Inc.	1.720%	4/9/26	3,257	2,944
	Baidu Inc.	1.625%	2/23/27	2,545	2,237
	Baidu Inc.	3.625%	7/6/27	5,460	5,128
	Booking Holdings Inc.	3.650%	3/15/25	8,184	7,948
	Booking Holdings Inc.	3.600%	6/1/26	12,212	11,778
	Booking Holdings Inc.	3.550%	3/15/28	3,750	3,525
	Charter Communications Operating LLC	4.908%	7/23/25	38,607	37,860
	Charter Communications Operating LLC	3.750%	2/15/28	14,005	12,855
	Comcast Corp.	3.375%	8/15/25	9,999	9,654
	Comcast Corp.	3.950%	10/15/25	26,115	25,448
	Comcast Corp.	3.150%	3/1/26	15,854	15,195
	Comcast Corp.	2.350%	1/15/27	13,604	12,502
	Comcast Corp.	3.300%	2/1/27	10,651	10,111
	Comcast Corp.	3.300%	4/1/27	5,599	5,296
	Comcast Corp.	3.150%	2/15/28	24,250	22,635
	Comcast Corp.	3.550%	5/1/28	7,189	6,812
	Discovery Communications LLC	3.900%	11/15/24	5,274	5,117
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,782
	Discovery Communications LLC	3.950%	6/15/25	4,740	4,557
	Discovery Communications LLC	4.900%	3/11/26	8,683	8,517
	Discovery Communications LLC	3.950%	3/20/28	12,550	11,684
	Electronic Arts Inc.	4.800%	3/1/26	2,775	2,745
	Expedia Group Inc.	5.000%	2/15/26	9,108	8,989
	Expedia Group Inc.	4.625%	8/1/27	6,467	6,275
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,387
	Fox Corp.	3.050%	4/7/25	5,425	5,194
	Grupo Televisa SAB	4.625%	1/30/26	1,537	1,490
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	76	75
	Meta Platforms Inc.	3.500%	8/15/27	19,510	18,525
	Meta Platforms Inc.	4.600%	5/15/28	10,640	10,529
	Netflix Inc.	4.375%	11/15/26	7,166	7,003
	Netflix Inc.	4.875%	4/15/28	17,203	17,020
	Netflix Inc.	5.875%	11/15/28	3,333	3,456
	Omnicom Group Inc.	3.650%	11/1/24	6,280	6,104
	Omnicom Group Inc.	3.600%	4/15/26	9,710	9,327
	Paramount Global	4.750%	5/15/25	6,675	6,518
	Paramount Global	4.000%	1/15/26	9,945	9,478
	Paramount Global	2.900%	1/15/27	4,935	4,439
[4]	Rogers Communications Inc.	2.950%	3/15/25	7,895	7,505
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,055
	Rogers Communications Inc.	2.900%	11/15/26	3,692	3,383
[4]	Rogers Communications Inc.	3.200%	3/15/27	4,755	4,419
	Sprint Capital Corp.	6.875%	11/15/28	10,023	10,628
	Sprint LLC	7.875%	9/15/23	2,000	2,006
	Sprint LLC	7.625%	2/15/25	8,152	8,323
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,275	5,088
	Take-Two Interactive Software Inc.	5.000%	3/28/26	5,000	4,951
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,868	2,717
	Take-Two Interactive Software Inc.	4.950%	3/28/28	9,500	9,394
	TCI Communications Inc.	7.875%	2/15/26	3,960	4,216
	Telefonica Emisiones SA	4.103%	3/8/27	5,016	4,812

5

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TELUS Corp.	2.800%	2/16/27	5,480	5,067
	Thomson Reuters Corp.	3.350%	5/15/26	2,835	2,696
	T-Mobile USA Inc.	3.500%	4/15/25	28,061	27,000
	T-Mobile USA Inc.	1.500%	2/15/26	10,710	9,684
	T-Mobile USA Inc.	2.250%	2/15/26	947	872
	T-Mobile USA Inc.	2.625%	4/15/26	12,142	11,259
	T-Mobile USA Inc.	3.750%	4/15/27	33,676	31,903
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	2,995
	T-Mobile USA Inc.	4.750%	2/1/28	9,496	9,230
	T-Mobile USA Inc.	2.050%	2/15/28	19,890	17,277
	T-Mobile USA Inc.	4.950%	3/15/28	4,240	4,176
	T-Mobile USA Inc.	4.800%	7/15/28	5,000	4,908
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,933	7,615
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,201	5,920
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,152	10,183
	Verizon Communications Inc.	3.376%	2/15/25	10,240	9,895
	Verizon Communications Inc.	0.850%	11/20/25	13,476	12,162
	Verizon Communications Inc.	1.450%	3/20/26	16,200	14,687
	Verizon Communications Inc.	2.625%	8/15/26	19,124	17,781
	Verizon Communications Inc.	4.125%	3/16/27	28,236	27,433
	Verizon Communications Inc.	3.000%	3/22/27	7,747	7,238
	Verizon Communications Inc.	2.100%	3/22/28	22,000	19,329
	Vodafone Group plc	4.125%	5/30/25	15,139	14,778
	Vodafone Group plc	4.375%	5/30/28	4,447	4,351
	Walt Disney Co.	1.750%	8/30/24	8,166	7,823
	Walt Disney Co.	3.700%	9/15/24	3,209	3,142
	Walt Disney Co.	3.350%	3/24/25	15,660	15,173
	Walt Disney Co.	3.700%	10/15/25	7,163	6,950
	Walt Disney Co.	1.750%	1/13/26	5,318	4,924
	Walt Disney Co.	3.375%	11/15/26	6,352	6,044
	Walt Disney Co.	2.200%	1/13/28	6,000	5,429
	Warnermedia Holdings Inc.	3.638%	3/15/25	16,805	16,212
	Warnermedia Holdings Inc.	3.788%	3/15/25	5,565	5,378
	Warnermedia Holdings Inc.	3.755%	3/15/27	35,332	32,967
	Weibo Corp.	3.500%	7/5/24	4,415	4,288
	WPP Finance 2010	3.750%	9/19/24	4,151	4,027
					958,083
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	19,257	18,646
	Alibaba Group Holding Ltd.	3.400%	12/6/27	19,600	18,208
	Amazon.com Inc.	2.800%	8/22/24	22,870	22,241
	Amazon.com Inc.	4.700%	11/29/24	10,050	9,993
	Amazon.com Inc.	3.800%	12/5/24	2,682	2,632
	Amazon.com Inc.	0.800%	6/3/25	10,672	9,866
	Amazon.com Inc.	4.600%	12/1/25	11,102	11,019
	Amazon.com Inc.	5.200%	12/3/25	4,004	4,016
	Amazon.com Inc.	1.000%	5/12/26	10,002	8,994
	Amazon.com Inc.	3.300%	4/13/27	39,408	37,577
	Amazon.com Inc.	3.150%	8/22/27	13,687	12,879
	Amazon.com Inc.	4.550%	12/1/27	14,900	14,803
	Amazon.com Inc.	1.650%	5/12/28	12,703	11,101
[2]	American Honda Finance Corp.	0.550%	7/12/24	10,187	9,675
[2]	American Honda Finance Corp.	0.750%	8/9/24	184	175
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,563	6,307
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,820	4,439
[2]	American Honda Finance Corp.	1.000%	9/10/25	5,223	4,765
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,621	3,331
[2]	American Honda Finance Corp.	2.350%	1/8/27	1,404	1,288
[2]	American Honda Finance Corp.	2.000%	3/24/28	6,000	5,266
	Aptiv plc	2.396%	2/18/25	4,256	4,041
	AutoNation Inc.	3.500%	11/15/24	3,461	3,338
	AutoNation Inc.	4.500%	10/1/25	3,254	3,135
	AutoNation Inc.	3.800%	11/15/27	4,125	3,778
	AutoZone Inc.	3.250%	4/15/25	880	843
	AutoZone Inc.	3.625%	4/15/25	5,501	5,320
	AutoZone Inc.	3.125%	4/21/26	4,437	4,195
	AutoZone Inc.	3.750%	6/1/27	5,634	5,366
	AutoZone Inc.	4.500%	2/1/28	4,075	3,975
	BorgWarner Inc.	3.375%	3/15/25	3,955	3,790
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,781
	Brunswick Corp.	0.850%	8/18/24	3,507	3,308
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,129
	DR Horton Inc.	2.500%	10/15/24	4,910	4,703
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DR Horton Inc.	2.600%	10/15/25	5,700	5,338
	DR Horton Inc.	1.400%	10/15/27	2,000	1,715
	eBay Inc.	3.450%	8/1/24	6,222	6,085
	eBay Inc.	1.900%	3/11/25	6,375	5,996
	eBay Inc.	5.900%	11/22/25	5,040	5,098
	eBay Inc.	1.400%	5/10/26	4,910	4,435
	eBay Inc.	3.600%	6/5/27	4,497	4,258
	eBay Inc.	5.950%	11/22/27	5,090	5,214
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,371
	General Motors Co.	4.000%	4/1/25	5,382	5,231
	General Motors Co.	6.125%	10/1/25	23,209	23,360
	General Motors Co.	6.800%	10/1/27	8,280	8,600
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,158	1,089
	General Motors Financial Co. Inc.	3.500%	11/7/24	8,539	8,260
	General Motors Financial Co. Inc.	4.000%	1/15/25	11,230	10,881
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,350	17,433
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,981	5,769
	General Motors Financial Co. Inc.	4.350%	4/9/25	4,107	4,001
	General Motors Financial Co. Inc.	2.750%	6/20/25	8,540	8,046
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,611	4,473
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,018	8,056
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,115	13,895
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,400	7,316
	General Motors Financial Co. Inc.	1.500%	6/10/26	9,295	8,220
	General Motors Financial Co. Inc.	4.000%	10/6/26	12,553	11,910
	General Motors Financial Co. Inc.	4.350%	1/17/27	13,001	12,469
	General Motors Financial Co. Inc.	2.350%	2/26/27	4,860	4,336
	General Motors Financial Co. Inc.	5.000%	4/9/27	16,123	15,699
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,635	4,991
	General Motors Financial Co. Inc.	6.000%	1/9/28	14,825	14,964
	General Motors Financial Co. Inc.	5.800%	6/23/28	16,870	16,811
	Genuine Parts Co.	1.750%	2/1/25	1,454	1,362
[4]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	189
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,882
	Hasbro Inc.	3.000%	11/19/24	4,038	3,881
	Hasbro Inc.	3.550%	11/19/26	10,353	9,619
	Home Depot Inc.	2.700%	4/15/25	3,080	2,956
	Home Depot Inc.	3.350%	9/15/25	10,642	10,279
	Home Depot Inc.	4.000%	9/15/25	1,750	1,716
	Home Depot Inc.	3.000%	4/1/26	12,462	11,924
	Home Depot Inc.	2.125%	9/15/26	7,045	6,507
	Home Depot Inc.	2.500%	4/15/27	10,499	9,749
	Home Depot Inc.	2.875%	4/15/27	11,265	10,599
	Home Depot Inc.	2.800%	9/14/27	4,856	4,523
	Honda Motor Co. Ltd.	2.271%	3/10/25	8,590	8,183
	Honda Motor Co. Ltd.	2.534%	3/10/27	21,095	19,423
	Hyatt Hotels Corp.	1.800%	10/1/24	2,850	2,717
	Hyatt Hotels Corp.	5.375%	4/23/25	4,441	4,397
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,372
[5]	Hyatt Hotels Corp.	5.750%	1/30/27	2,000	1,995
	JD.com Inc.	3.875%	4/29/26	4,439	4,235
	Leggett & Platt Inc.	3.800%	11/15/24	1,133	1,097
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,358
	Leland Stanford Junior University	1.289%	6/1/27	3,271	2,876
	Lennar Corp.	5.875%	11/15/24	4,643	4,640
	Lennar Corp.	4.750%	5/30/25	5,917	5,785
	Lennar Corp.	5.250%	6/1/26	1,457	1,444
	Lennar Corp.	4.750%	11/29/27	5,230	5,085
	Lowe's Cos. Inc.	3.125%	9/15/24	5,235	5,077
	Lowe's Cos. Inc.	4.000%	4/15/25	5,101	4,965
	Lowe's Cos. Inc.	4.400%	9/8/25	4,345	4,260
	Lowe's Cos. Inc.	3.375%	9/15/25	9,303	8,919
	Lowe's Cos. Inc.	2.500%	4/15/26	8,423	7,883
	Lowe's Cos. Inc.	3.350%	4/1/27	9,761	9,222
	Lowe's Cos. Inc.	3.100%	5/3/27	13,417	12,531
	Lowe's Cos. Inc.	1.300%	4/15/28	12,113	10,246
	Magna International Inc.	4.150%	10/1/25	2,186	2,120
	Marriott International Inc.	3.750%	3/15/25	2,813	2,724
[2]	Marriott International Inc.	5.750%	5/1/25	2,358	2,364
	Marriott International Inc.	3.750%	10/1/25	5,037	4,840
[2]	Marriott International Inc.	3.125%	6/15/26	3,869	3,634
	Marriott International Inc.	5.000%	10/15/27	5,205	5,167

6

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Marriott International Inc.	4.000%	4/15/28	5,070	4,785
[2]	McDonald's Corp.	3.375%	5/26/25	5,340	5,174
[2]	McDonald's Corp.	3.300%	7/1/25	12,063	11,634
[2]	McDonald's Corp.	1.450%	9/1/25	6,836	6,312
[2]	McDonald's Corp.	3.700%	1/30/26	7,766	7,510
[2]	McDonald's Corp.	3.500%	3/1/27	13,226	12,619
[2]	McDonald's Corp.	3.800%	4/1/28	7,500	7,189
[4]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	3,000	2,901
	NIKE Inc.	2.400%	3/27/25	5,194	4,966
	NIKE Inc.	2.750%	3/27/27	5,452	5,125
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,430	3,288
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,320	2,196
	Owens Corning	4.200%	12/1/24	3,643	3,568
	Owens Corning	3.400%	8/15/26	3,141	2,972
	PulteGroup Inc.	5.500%	3/1/26	4,979	4,954
	PulteGroup Inc.	5.000%	1/15/27	2,265	2,233
	PVH Corp.	4.625%	7/10/25	4,335	4,188
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,385
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,198
	Ross Stores Inc.	0.875%	4/15/26	9,080	8,011
	Snap-on Inc.	3.250%	3/1/27	1,956	1,845
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,428
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	3,251
	Starbucks Corp.	3.800%	8/15/25	5,244	5,079
	Starbucks Corp.	4.750%	2/15/26	5,030	4,981
	Starbucks Corp.	2.450%	6/15/26	187	174
	Starbucks Corp.	2.000%	3/12/27	2,799	2,515
	TJX Cos. Inc.	2.250%	9/15/26	7,286	6,723
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,773
	Toll Brothers Finance Corp.	4.350%	2/15/28	5,015	4,708
	Toyota Motor Corp.	2.358%	7/2/24	3,547	3,436
	Toyota Motor Corp.	1.339%	3/25/26	10,174	9,229
	Toyota Motor Credit Corp.	0.625%	9/13/24	9,390	8,872
[2]	Toyota Motor Credit Corp.	4.400%	9/20/24	7,965	7,868
	Toyota Motor Credit Corp.	4.800%	1/10/25	5,025	4,990
[2]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,200	7,737
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	24,775	23,451
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	16,317	15,722
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,475	5,355
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	6,020	5,452
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,965	6,007
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,284	5,652
	Toyota Motor Credit Corp.	4.450%	5/18/26	5,755	5,669
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,911	8,859
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,180	1,066
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,545	7,071
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,210	4,503
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	7,599	7,499
	Toyota Motor Credit Corp.	5.450%	11/10/27	9,370	9,567
	Toyota Motor Credit Corp.	4.625%	1/12/28	4,930	4,890
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	6,500	5,712
	VF Corp.	2.400%	4/23/25	5,671	5,318
	VF Corp.	2.800%	4/23/27	3,780	3,412
	Whirlpool Corp.	3.700%	5/1/25	1,640	1,586
[2]	Yale University	0.873%	4/15/25	4,366	4,045
					1,083,641
Consumer Staples (1.7%)
	Altria Group Inc.	2.350%	5/6/25	5,312	4,999
	Altria Group Inc.	4.400%	2/14/26	10,837	10,611
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	32,201	31,191
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	19,403	18,774
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	5,000	4,981
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,067
	Avery Dennison Corp.	4.875%	12/6/28	9,993	9,812
	BAT Capital Corp.	3.222%	8/15/24	8,606	8,350
	BAT Capital Corp.	2.789%	9/6/24	14,595	14,050
	BAT Capital Corp.	3.215%	9/6/26	3,926	3,654
	BAT Capital Corp.	4.700%	4/2/27	1,494	1,447
	BAT Capital Corp.	3.557%	8/15/27	25,630	23,597
	BAT Capital Corp.	2.259%	3/25/28	5,200	4,458
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT International Finance plc	1.668%	3/25/26	14,552	13,084
	BAT International Finance plc	4.448%	3/16/28	7,500	7,072
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,486
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,108	3,782
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,809	4,535
	Campbell Soup Co.	3.950%	3/15/25	15,360	14,939
	Campbell Soup Co.	3.300%	3/19/25	3,825	3,674
	Campbell Soup Co.	4.150%	3/15/28	7,500	7,188
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,919
	Clorox Co.	3.100%	10/1/27	2,084	1,931
	Clorox Co.	4.400%	5/1/29	5,000	4,863
	Coca-Cola Co.	1.750%	9/6/24	8,778	8,480
	Coca-Cola Co.	3.375%	3/25/27	14,541	14,027
	Coca-Cola Co.	1.450%	6/1/27	7,406	6,624
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	2,988
	Colgate-Palmolive Co.	4.800%	3/2/26	5,270	5,292
	Colgate-Palmolive Co.	3.100%	8/15/27	7,525	7,163
	Colgate-Palmolive Co.	4.600%	3/1/28	5,000	5,032
	Conagra Brands Inc.	4.600%	11/1/25	8,698	8,503
	Constellation Brands Inc.	4.750%	11/15/24	10,600	10,461
	Constellation Brands Inc.	4.400%	11/15/25	5,445	5,334
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,122
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,989
	Constellation Brands Inc.	3.700%	12/6/26	6,423	6,120
	Constellation Brands Inc.	4.350%	5/9/27	4,428	4,326
	Constellation Brands Inc.	3.600%	2/15/28	5,317	4,994
	Constellation Brands Inc.	4.650%	11/15/28	5,000	4,911
	Costco Wholesale Corp.	3.000%	5/18/27	20,485	19,453
	Costco Wholesale Corp.	1.375%	6/20/27	15,360	13,571
	Diageo Capital plc	2.125%	10/24/24	7,437	7,113
	Diageo Capital plc	1.375%	9/29/25	4,799	4,417
	Diageo Capital plc	5.300%	10/24/27	10,425	10,606
	Diageo Capital plc	3.875%	5/18/28	938	898
	Diageo Capital plc	2.375%	10/24/29	5,000	4,340
	Dollar General Corp.	4.250%	9/20/24	2,396	2,351
	Dollar General Corp.	4.150%	11/1/25	5,804	5,632
	Dollar General Corp.	3.875%	4/15/27	5,009	4,783
	Dollar General Corp.	4.625%	11/1/27	2,440	2,389
	Dollar General Corp.	4.125%	5/1/28	3,509	3,339
	Dollar General Corp.	5.200%	7/5/28	2,000	1,980
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,658
	Dollar Tree Inc.	4.200%	5/15/28	9,000	8,531
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,621	1,547
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,616	3,438
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,000	3,942
	General Mills Inc.	4.000%	4/17/25	3,421	3,336
	General Mills Inc.	3.200%	2/10/27	7,500	7,094
	General Mills Inc.	4.200%	4/17/28	9,400	9,132
	Haleon UK Capital plc	3.125%	3/24/25	9,413	8,997
	Haleon US Capital LLC	3.375%	3/24/27	15,414	14,430
	Haleon US Capital LLC	3.375%	3/24/29	7,369	6,697
	Hershey Co.	2.050%	11/15/24	3,457	3,317
	Hershey Co.	0.900%	6/1/25	3,645	3,358
	Hershey Co.	3.200%	8/21/25	697	671
	Hershey Co.	2.300%	8/15/26	3,825	3,572
	Hershey Co.	4.250%	5/4/28	2,000	1,979
	Hormel Foods Corp.	1.700%	6/3/28	5,250	4,562
	Ingredion Inc.	3.200%	10/1/26	4,227	3,940
	J M Smucker Co.	3.500%	3/15/25	10,630	10,273
	J M Smucker Co.	3.375%	12/15/27	3,475	3,255
[4]	JBS USA LUX SA	2.500%	1/15/27	4,640	4,076
	Kellogg Co.	2.650%	12/1/23	1,884	1,862
	Kellogg Co.	3.250%	4/1/26	3,681	3,506
[4]	Kenvue Inc.	5.500%	3/22/25	3,356	3,365
[4]	Kenvue Inc.	5.350%	3/22/26	3,945	3,973
[4]	Kenvue Inc.	5.050%	3/22/28	9,000	9,074
	Keurig Dr Pepper Inc.	4.417%	5/25/25	7,121	6,989
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,444	2,341
	Keurig Dr Pepper Inc.	2.550%	9/15/26	914	841
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,872	4,599
	Keurig Dr Pepper Inc.	4.597%	5/25/28	10,000	9,800
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	1,962
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,793

7

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kraft Heinz Foods Co.	3.000%	6/1/26	9,345	8,815
Kraft Heinz Foods Co.	3.875%	5/15/27	22,959	22,045
Kroger Co.	3.500%	2/1/26	1,952	1,873
Kroger Co.	2.650%	10/15/26	5,362	4,971
Kroger Co.	3.700%	8/1/27	2,404	2,296
McCormick & Co. Inc.	3.150%	8/15/24	9,802	9,513
McCormick & Co. Inc.	0.900%	2/15/26	4,492	4,007
McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,656
Mead Johnson Nutrition Co.	4.125%	11/15/25	12,197	11,901
Molson Coors Beverage Co.	3.000%	7/15/26	20,479	19,137
Mondelez International Inc.	1.500%	5/4/25	7,634	7,122
Mondelez International Inc.	2.625%	3/17/27	9,260	8,551
PepsiCo Inc.	2.250%	3/19/25	20,127	19,203
PepsiCo Inc.	2.750%	4/30/25	8,984	8,597
PepsiCo Inc.	3.500%	7/17/25	7,828	7,616
PepsiCo Inc.	2.850%	2/24/26	5,141	4,907
PepsiCo Inc.	2.375%	10/6/26	6,056	5,682
PepsiCo Inc.	2.625%	3/19/27	11,126	10,389
PepsiCo Inc.	3.000%	10/15/27	11,775	11,082
PepsiCo Inc.	3.600%	2/18/28	540	520
PepsiCo Inc.	4.450%	5/15/28	5,775	5,772
Philip Morris International Inc.	3.250%	11/10/24	5,133	4,987
Philip Morris International Inc.	5.125%	11/15/24	7,477	7,445
Philip Morris International Inc.	1.500%	5/1/25	8,377	7,835
Philip Morris International Inc.	3.375%	8/11/25	6,365	6,130
Philip Morris International Inc.	5.000%	11/17/25	6,539	6,508
Philip Morris International Inc.	4.875%	2/13/26	3,000	2,979
Philip Morris International Inc.	2.750%	2/25/26	8,140	7,652
Philip Morris International Inc.	0.875%	5/1/26	2,726	2,433
Philip Morris International Inc.	5.125%	11/17/27	15,525	15,575
Philip Morris International Inc.	4.875%	2/15/28	22,350	22,041
Procter & Gamble Co.	3.100%	8/15/23	9,777	9,745
Procter & Gamble Co.	0.550%	10/29/25	4,764	4,325
Procter & Gamble Co.	2.700%	2/2/26	2,516	2,408
Procter & Gamble Co.	2.450%	11/3/26	3,475	3,255
Procter & Gamble Co.	2.800%	3/25/27	15,059	14,190
Procter & Gamble Co.	2.850%	8/11/27	4,575	4,291
Procter & Gamble Co.	3.950%	1/26/28	4,755	4,675
Reynolds American Inc.	4.450%	6/12/25	31,121	30,254
Sysco Corp.	3.750%	10/1/25	8,436	8,158
Sysco Corp.	3.300%	7/15/26	5,561	5,257
Target Corp.	3.500%	7/1/24	3,169	3,111
Target Corp.	2.250%	4/15/25	14,173	13,517
Target Corp.	2.500%	4/15/26	10,492	9,929
Target Corp.	1.950%	1/15/27	6,835	6,258
Tyson Foods Inc.	3.950%	8/15/24	11,979	11,757
Tyson Foods Inc.	4.000%	3/1/26	10,865	10,496
Unilever Capital Corp.	0.626%	8/12/24	2,775	2,627
Unilever Capital Corp.	3.375%	3/22/25	3,008	2,914
Unilever Capital Corp.	3.100%	7/30/25	4,940	4,747
Unilever Capital Corp.	2.000%	7/28/26	6,372	5,882
Unilever Capital Corp.	3.500%	3/22/28	5,000	4,789
Walgreens Boots Alliance Inc.	3.800%	11/18/24	4,860	4,736
Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,587	12,761
Walmart Inc.	2.850%	7/8/24	6,353	6,196
Walmart Inc.	2.650%	12/15/24	13,386	12,904
Walmart Inc.	3.550%	6/26/25	6,893	6,716
Walmart Inc.	3.900%	9/9/25	7,490	7,338
Walmart Inc.	4.000%	4/15/26	1,500	1,474
Walmart Inc.	3.050%	7/8/26	6,279	6,015
Walmart Inc.	1.050%	9/17/26	4,360	3,892
Walmart Inc.	3.950%	9/9/27	7,230	7,098
Walmart Inc.	3.900%	4/15/28	4,840	4,724
Walmart Inc.	3.700%	6/26/28	10,500	10,162
				1,061,453
Energy (1.5%)
Baker Hughes Holdings LLC	2.061%	12/15/26	1,235	1,114
Baker Hughes Holdings LLC	3.337%	12/15/27	11,754	10,891
Boardwalk Pipelines LP	4.950%	12/15/24	3,528	3,467
Boardwalk Pipelines LP	5.950%	6/1/26	8,655	8,724
Boardwalk Pipelines LP	4.450%	7/15/27	636	607
BP Capital Markets America Inc.	3.796%	9/21/25	9,907	9,655
BP Capital Markets America Inc.	3.410%	2/11/26	6,677	6,419
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	14,399	13,709
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	9,114	8,579
	BP Capital Markets America Inc.	3.543%	4/6/27	5,874	5,613
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	6,013	5,753
	BP Capital Markets America Inc.	3.937%	9/21/28	1,788	1,713
	BP Capital Markets plc	3.279%	9/19/27	2,307	2,175
	BP Capital Markets plc	3.723%	11/28/28	2,673	2,530
	Canadian Natural Resources Ltd.	3.900%	2/1/25	5,189	5,020
	Canadian Natural Resources Ltd.	2.050%	7/15/25	7,121	6,637
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,130	10,514
	Cenovus Energy Inc.	4.250%	4/15/27	4,737	4,536
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,061	11,018
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,642	12,436
	Chevron Corp.	1.554%	5/11/25	25,385	23,805
	Chevron Corp.	3.326%	11/17/25	6,742	6,516
	Chevron Corp.	2.954%	5/16/26	6,822	6,495
	Chevron Corp.	1.995%	5/11/27	5,208	4,733
	Chevron USA Inc.	3.900%	11/15/24	5,430	5,336
	Chevron USA Inc.	0.687%	8/12/25	5,158	4,715
	Chevron USA Inc.	1.018%	8/12/27	2,185	1,902
	Chevron USA Inc.	3.850%	1/15/28	3,096	3,022
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,100	9,742
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,416	3,342
	ConocoPhillips Co.	2.400%	3/7/25	884	843
	ConocoPhillips Co.	3.350%	5/15/25	638	613
	Continental Resources Inc.	4.375%	1/15/28	7,367	6,918
	Coterra Energy Inc.	3.900%	5/15/27	8,337	7,868
	DCP Midstream Operating LP	5.375%	7/15/25	2,583	2,558
	DCP Midstream Operating LP	5.625%	7/15/27	3,710	3,709
	Devon Energy Corp.	5.250%	9/15/24	6,698	6,644
	Devon Energy Corp.	5.850%	12/15/25	2,732	2,753
	Diamondback Energy Inc.	3.250%	12/1/26	4,970	4,674
	Enbridge Energy Partners LP	5.875%	10/15/25	4,722	4,740
	Enbridge Inc.	2.500%	1/15/25	4,390	4,180
	Enbridge Inc.	2.500%	2/14/25	2,810	2,674
	Enbridge Inc.	1.600%	10/4/26	989	881
	Enbridge Inc.	4.250%	12/1/26	5,925	5,716
	Enbridge Inc.	3.700%	7/15/27	4,883	4,616
	Energy Transfer LP	4.050%	3/15/25	5,874	5,713
	Energy Transfer LP	2.900%	5/15/25	11,480	10,898
	Energy Transfer LP	5.950%	12/1/25	3,653	3,659
	Energy Transfer LP	4.750%	1/15/26	8,155	7,977
	Energy Transfer LP	3.900%	7/15/26	4,936	4,695
	Energy Transfer LP	4.400%	3/15/27	7,068	6,767
	Energy Transfer LP	4.200%	4/15/27	6,320	6,035
[2]	Energy Transfer LP	5.500%	6/1/27	6,047	6,020
	Energy Transfer LP	4.000%	10/1/27	1,500	1,408
	Energy Transfer LP	5.550%	2/15/28	7,975	7,964
	Energy Transfer LP	4.950%	5/15/28	5,925	5,742
	Energy Transfer LP	4.950%	6/15/28	3,516	3,419
	Enterprise Products Operating LLC	3.750%	2/15/25	15,178	14,770
	Enterprise Products Operating LLC	5.050%	1/10/26	1,275	1,274
	Enterprise Products Operating LLC	3.700%	2/15/26	898	867
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	6,220	5,441
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	4,858	4,020
	EOG Resources Inc.	3.150%	4/1/25	4,974	4,795
	EOG Resources Inc.	4.150%	1/15/26	5,697	5,579
	EQT Corp.	6.125%	2/1/25	4,822	4,798
[4]	EQT Corp.	3.125%	5/15/26	4,200	3,861
	EQT Corp.	3.900%	10/1/27	4,574	4,242
	EQT Corp.	5.700%	4/1/28	3,300	3,272
	Exxon Mobil Corp.	2.019%	8/16/24	12,009	11,578
	Exxon Mobil Corp.	2.709%	3/6/25	12,540	12,044
	Exxon Mobil Corp.	2.992%	3/19/25	33,220	32,017
	Exxon Mobil Corp.	3.043%	3/1/26	19,697	18,838
	Exxon Mobil Corp.	3.294%	3/19/27	3,435	3,298
	Halliburton Co.	3.800%	11/15/25	3,629	3,505
	Hess Corp.	3.500%	7/15/24	4,610	4,496
	Hess Corp.	4.300%	4/1/27	5,254	5,048
	HF Sinclair Corp.	5.875%	4/1/26	8,132	8,163
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,138	6,997
	Kinder Morgan Inc.	4.300%	6/1/25	5,543	5,410

8

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	1.750%	11/15/26	2,844	2,520
Kinder Morgan Inc.	4.300%	3/1/28	11,788	11,282
Magellan Midstream Partners LP	5.000%	3/1/26	3,740	3,706
Marathon Oil Corp.	4.400%	7/15/27	6,992	6,674
Marathon Petroleum Corp.	3.625%	9/15/24	6,887	6,708
Marathon Petroleum Corp.	4.700%	5/1/25	20,904	20,513
Marathon Petroleum Corp.	5.125%	12/15/26	4,800	4,759
Marathon Petroleum Corp.	3.800%	4/1/28	3,840	3,580
MPLX LP	4.875%	12/1/24	9,825	9,688
MPLX LP	4.000%	2/15/25	4,367	4,237
MPLX LP	4.875%	6/1/25	5,450	5,358
MPLX LP	1.750%	3/1/26	4,934	4,483
MPLX LP	4.125%	3/1/27	9,281	8,894
MPLX LP	4.250%	12/1/27	979	931
MPLX LP	4.000%	3/15/28	8,275	7,797
Northwest Pipeline LLC	4.000%	4/1/27	246	234
Occidental Petroleum Corp.	5.875%	9/1/25	4,308	4,292
Occidental Petroleum Corp.	5.500%	12/1/25	3,300	3,272
Occidental Petroleum Corp.	5.550%	3/15/26	6,050	5,971
Occidental Petroleum Corp.	8.500%	7/15/27	3,475	3,753
ONEOK Inc.	2.750%	9/1/24	3,771	3,645
ONEOK Inc.	5.850%	1/15/26	4,068	4,084
ONEOK Inc.	4.000%	7/13/27	3,585	3,360
ONEOK Partners LP	4.900%	3/15/25	8,670	8,528
Ovintiv Exploration Inc.	5.375%	1/1/26	5,447	5,415
Ovintiv Inc.	5.650%	5/15/28	5,160	5,064
Phillips 66	3.850%	4/9/25	14,265	13,878
Phillips 66	1.300%	2/15/26	405	366
Phillips 66	3.900%	3/15/28	1,637	1,555
Phillips 66 Co.	2.450%	12/15/24	3,280	3,119
Phillips 66 Co.	3.605%	2/15/25	2,675	2,580
Phillips 66 Co.	3.550%	10/1/26	4,151	3,897
Phillips 66 Co.	4.950%	12/1/27	5,000	4,957
Pioneer Natural Resources Co.	1.125%	1/15/26	7,913	7,134
Plains All American Pipeline LP	3.600%	11/1/24	6,014	5,823
Plains All American Pipeline LP	4.650%	10/15/25	8,516	8,303
Plains All American Pipeline LP	4.500%	12/15/26	6,164	5,962
Sabine Pass Liquefaction LLC	5.625%	3/1/25	17,053	16,996
Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,408	13,519
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,702	11,522
Sabine Pass Liquefaction LLC	4.200%	3/15/28	10,364	9,829
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,291	3,948
Schlumberger Investment SA	4.500%	5/15/28	3,500	3,446
Shell International Finance BV	2.000%	11/7/24	11,498	11,010
Shell International Finance BV	3.250%	5/11/25	22,569	21,820
Shell International Finance BV	2.875%	5/10/26	4,970	4,736
Shell International Finance BV	2.500%	9/12/26	11,512	10,729
Spectra Energy Partners LP	3.500%	3/15/25	5,172	4,980
Spectra Energy Partners LP	3.375%	10/15/26	8,271	7,772
Targa Resources Corp.	5.200%	7/1/27	5,125	5,039
Targa Resources Partners LP	6.500%	7/15/27	4,850	4,848
Targa Resources Partners LP	5.000%	1/15/28	4,422	4,235
TC PipeLines LP	4.375%	3/13/25	2,510	2,439
TC PipeLines LP	3.900%	5/25/27	5,305	5,052
TotalEnergies Capital International SA	2.434%	1/10/25	4,962	4,758
TransCanada PipeLines Ltd.	1.000%	10/12/24	8,520	8,014
TransCanada PipeLines Ltd.	4.875%	1/15/26	2,479	2,451
TransCanada PipeLines Ltd.	4.250%	5/15/28	9,884	9,433
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,458	7,817
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,589
Valero Energy Corp.	4.350%	6/1/28	5,332	5,096
Valero Energy Partners LP	4.500%	3/15/28	5,721	5,512
Western Midstream Operating LP	3.350%	2/1/25	4,480	4,286
Western Midstream Operating LP	4.500%	3/1/28	1,985	1,874
Western Midstream Operating LP	4.750%	8/15/28	1,321	1,255
Williams Cos. Inc.	3.900%	1/15/25	5,361	5,210
Williams Cos. Inc.	4.000%	9/15/25	14,174	13,694
Williams Cos. Inc.	5.400%	3/2/26	1,569	1,568
Williams Cos. Inc.	3.750%	6/15/27	5,960	5,629
				921,143
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (11.4%)
[2]	Aegon NV	5.500%	4/11/48	5,738	5,467
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,850	5,621
	AerCap Ireland Capital DAC	1.650%	10/29/24	26,735	25,115
	AerCap Ireland Capital DAC	3.500%	1/15/25	5,793	5,573
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,460	16,556
	AerCap Ireland Capital DAC	4.450%	10/1/25	10,623	10,224
	AerCap Ireland Capital DAC	1.750%	1/30/26	13,613	12,226
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,389	2,284
	AerCap Ireland Capital DAC	2.450%	10/29/26	55,690	49,784
	AerCap Ireland Capital DAC	3.650%	7/21/27	656	602
	AerCap Ireland Capital DAC	3.875%	1/23/28	3,982	3,664
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,000	4,961
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,456	4,215
	Aflac Inc.	1.125%	3/15/26	5,728	5,133
	Aflac Inc.	2.875%	10/15/26	2,395	2,219
	Air Lease Corp.	0.800%	8/18/24	7,050	6,644
	Air Lease Corp.	4.250%	9/15/24	3,427	3,347
[2]	Air Lease Corp.	2.300%	2/1/25	4,587	4,319
	Air Lease Corp.	3.250%	3/1/25	10,479	10,002
	Air Lease Corp.	3.375%	7/1/25	5,058	4,783
[2]	Air Lease Corp.	2.875%	1/15/26	8,089	7,490
[2]	Air Lease Corp.	3.750%	6/1/26	6,057	5,729
	Air Lease Corp.	1.875%	8/15/26	4,448	3,953
	Air Lease Corp.	3.625%	4/1/27	4,190	3,874
	Air Lease Corp.	5.850%	12/15/27	4,210	4,202
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,790
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,657
	Allstate Corp.	0.750%	12/15/25	3,777	3,385
	Allstate Corp.	3.280%	12/15/26	4,980	4,695
	Ally Financial Inc.	5.125%	9/30/24	13,667	13,408
	Ally Financial Inc.	4.625%	3/30/25	9,253	8,909
	Ally Financial Inc.	5.800%	5/1/25	9,006	8,859
	Ally Financial Inc.	4.750%	6/9/27	5,085	4,725
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,813
	Ally Financial Inc.	6.992%	6/13/29	3,000	2,965
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,916
	American Express Co.	2.500%	7/30/24	18,089	17,490
	American Express Co.	3.000%	10/30/24	14,817	14,332
	American Express Co.	3.625%	12/5/24	5,983	5,813
	American Express Co.	2.250%	3/4/25	6,261	5,936
	American Express Co.	3.950%	8/1/25	12,525	12,155
	American Express Co.	4.200%	11/6/25	6,723	6,551
	American Express Co.	4.990%	5/1/26	15,085	14,914
	American Express Co.	3.125%	5/20/26	4,752	4,500
	American Express Co.	1.650%	11/4/26	9,317	8,291
	American Express Co.	2.550%	3/4/27	9,875	8,998
	American Express Co.	5.850%	11/5/27	19,325	19,798
	American International Group Inc.	2.500%	6/30/25	8,671	8,174
	American International Group Inc.	3.900%	4/1/26	4,719	4,536
	American International Group Inc.	4.200%	4/1/28	286	275
[2]	American International Group Inc.	5.750%	4/1/48	4,930	4,777
	Ameriprise Financial Inc.	3.700%	10/15/24	4,874	4,753
	Ameriprise Financial Inc.	3.000%	4/2/25	9,072	8,644
	Aon Corp.	2.850%	5/28/27	5,032	4,607
	Aon Global Ltd.	3.875%	12/15/25	5,539	5,338
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,518
	Ares Capital Corp.	4.250%	3/1/25	3,912	3,735
	Ares Capital Corp.	3.250%	7/15/25	9,711	8,984
	Ares Capital Corp.	3.875%	1/15/26	13,435	12,467
	Ares Capital Corp.	2.150%	7/15/26	6,884	5,977
	Ares Capital Corp.	2.875%	6/15/27	640	555
	Ares Capital Corp.	2.875%	6/15/28	5,000	4,137
	Assurant Inc.	4.200%	9/27/23	452	450
	Assurant Inc.	4.900%	3/27/28	1,515	1,451
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,799	1,771
	Athene Holding Ltd.	4.125%	1/12/28	6,414	5,847
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,532
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,250	2,240

9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,602
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,075
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,128	5,519
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,355	3,307
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,800	6,838
	Banco Santander SA	2.746%	5/28/25	17,680	16,607
	Banco Santander SA	5.147%	8/18/25	23,875	23,485
	Banco Santander SA	5.179%	11/19/25	9,960	9,675
	Banco Santander SA	1.849%	3/25/26	10,300	9,217
	Banco Santander SA	4.250%	4/11/27	14,661	13,867
	Banco Santander SA	5.294%	8/18/27	8,967	8,795
	Banco Santander SA	1.722%	9/14/27	9,079	7,893
	Banco Santander SA	3.800%	2/23/28	3,150	2,896
	Banco Santander SA	4.175%	3/24/28	10,139	9,502
[2]	Bank of America Corp.	4.200%	8/26/24	12,153	11,927
[2]	Bank of America Corp.	4.000%	1/22/25	19,595	19,065
[2]	Bank of America Corp.	3.950%	4/21/25	30,777	29,816
[2]	Bank of America Corp.	3.875%	8/1/25	6,037	5,874
[2]	Bank of America Corp.	0.981%	9/25/25	16,874	15,854
[2]	Bank of America Corp.	3.093%	10/1/25	25,748	24,781
[2]	Bank of America Corp.	2.456%	10/22/25	27,111	25,885
[2]	Bank of America Corp.	1.530%	12/6/25	13,697	12,821
[2]	Bank of America Corp.	3.366%	1/23/26	19,107	18,346
[2]	Bank of America Corp.	2.015%	2/13/26	32,904	30,818
[2]	Bank of America Corp.	4.450%	3/3/26	5,801	5,644
[2]	Bank of America Corp.	3.384%	4/2/26	14,160	13,584
[2]	Bank of America Corp.	3.500%	4/19/26	4,926	4,730
[2]	Bank of America Corp.	1.319%	6/19/26	52,133	47,765
	Bank of America Corp.	6.220%	9/15/26	2,739	2,791
[2]	Bank of America Corp.	4.250%	10/22/26	19,639	18,954
[2]	Bank of America Corp.	1.197%	10/24/26	17,082	15,376
	Bank of America Corp.	5.080%	1/20/27	12,144	12,002
[2]	Bank of America Corp.	1.658%	3/11/27	30,494	27,449
[2]	Bank of America Corp.	3.559%	4/23/27	32,567	30,893
	Bank of America Corp.	1.734%	7/22/27	74,296	66,295
[2]	Bank of America Corp.	4.183%	11/25/27	22,639	21,514
[2]	Bank of America Corp.	3.824%	1/20/28	18,033	17,075
[2]	Bank of America Corp.	2.551%	2/4/28	11,194	10,104
	Bank of America Corp.	4.376%	4/27/28	25,505	24,522
[2]	Bank of America Corp.	4.948%	7/22/28	39,189	38,494
	Bank of America Corp.	6.204%	11/10/28	19,803	20,371
[2]	Bank of America Corp.	3.419%	12/20/28	19,345	17,785
[2]	Bank of America Corp.	3.970%	3/5/29	15,749	14,761
	Bank of America Corp.	5.202%	4/25/29	25,865	25,588
[2]	Bank of Montreal	4.250%	9/14/24	1,640	1,609
[2]	Bank of Montreal	1.500%	1/10/25	4,818	4,527
[2]	Bank of Montreal	1.850%	5/1/25	12,011	11,226
[2]	Bank of Montreal	3.700%	6/7/25	8,073	7,801
	Bank of Montreal	5.300%	6/5/26	5,435	5,422
[2]	Bank of Montreal	1.250%	9/15/26	10,346	9,126
[2]	Bank of Montreal	0.949%	1/22/27	14,500	12,931
[2]	Bank of Montreal	2.650%	3/8/27	14,870	13,616
[2]	Bank of Montreal	4.700%	9/14/27	4,000	3,908
	Bank of Montreal	5.203%	2/1/28	15,262	15,257
[2]	Bank of Montreal	4.800%	Perpetual	117	100
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	9,999	9,711
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	6,175	5,906
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,760	3,615
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,008	6,570
[2]	Bank of New York Mellon Corp.	5.224%	11/21/25	8,357	8,309
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,875	4,575
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	5,000	4,991
	Bank of New York Mellon Corp.	4.414%	7/24/26	16,485	16,134
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,255	1,156
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,094	3,688
	Bank of New York Mellon Corp.	4.947%	4/26/27	15,000	14,809
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,778	8,217
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,290	13,453
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	8,020	8,170
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,205	8,959
	Bank of Nova Scotia	0.650%	7/31/24	1,071	1,014
	Bank of Nova Scotia	5.250%	12/6/24	7,545	7,485
	Bank of Nova Scotia	1.450%	1/10/25	3,817	3,579
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.200%	2/3/25	17,104	16,178
[2]	Bank of Nova Scotia	3.450%	4/11/25	13,292	12,808
	Bank of Nova Scotia	1.300%	6/11/25	2,345	2,157
	Bank of Nova Scotia	4.500%	12/16/25	7,937	7,657
	Bank of Nova Scotia	1.050%	3/2/26	5,449	4,851
	Bank of Nova Scotia	1.350%	6/24/26	4,625	4,122
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,514
	Bank of Nova Scotia	1.300%	9/15/26	8,984	7,908
	Bank of Nova Scotia	2.951%	3/11/27	10,050	9,320
	Bank of Nova Scotia	5.250%	6/12/28	7,100	7,053
	BankUnited Inc.	4.875%	11/17/25	3,507	3,244
	Barclays plc	4.375%	9/11/24	5,073	4,924
	Barclays plc	3.650%	3/16/25	8,976	8,605
	Barclays plc	4.375%	1/12/26	18,541	17,804
[2]	Barclays plc	2.852%	5/7/26	8,056	7,552
	Barclays plc	5.200%	5/12/26	18,655	18,000
	Barclays plc	5.304%	8/9/26	7,545	7,389
	Barclays plc	7.325%	11/2/26	5,160	5,281
	Barclays plc	5.829%	5/9/27	14,560	14,368
	Barclays plc	2.279%	11/24/27	10,431	9,183
	Barclays plc	4.337%	1/10/28	1,304	1,228
	Barclays plc	4.836%	5/9/28	13,886	12,807
	Barclays plc	5.501%	8/9/28	12,461	12,161
	Barclays plc	7.385%	11/2/28	32,700	34,166
[2]	Barclays plc	4.972%	5/16/29	2,500	2,365
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,280	1,196
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,497	16,857
	BGC Partners Inc.	3.750%	10/1/24	2,542	2,401
[4]	BGC Partners Inc.	8.000%	5/25/28	3,200	3,092
	BlackRock Inc.	3.200%	3/15/27	885	839
	Blackstone Private Credit Fund	2.350%	11/22/24	4,740	4,432
	Blackstone Private Credit Fund	7.050%	9/29/25	3,132	3,125
	Blackstone Private Credit Fund	2.625%	12/15/26	8,645	7,386
	Blackstone Private Credit Fund	3.250%	3/15/27	11,999	10,367
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,558	4,191
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,675	6,704
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	523
	Blackstone Secured Lending Fund	2.850%	9/30/28	5,000	4,100
[2]	BNP Paribas SA	4.250%	10/15/24	7,635	7,436
[2]	BPCE SA	3.375%	12/2/26	3,765	3,515
	Brookfield Corp.	4.000%	1/15/25	4,486	4,355
	Brookfield Finance Inc.	4.250%	6/2/26	2,762	2,659
	Brookfield Finance Inc.	3.900%	1/25/28	4,466	4,140
	Brown & Brown Inc.	4.200%	9/15/24	4,834	4,725
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,927	4,641
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,673	6,328
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,558	6,305
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	3,000	2,976
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,945	10,586
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	3,890
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,485	5,759
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,081	1,953
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	7,505	7,392
	Capital One Financial Corp.	3.300%	10/30/24	15,334	14,733
	Capital One Financial Corp.	3.200%	2/5/25	8,261	7,886
	Capital One Financial Corp.	4.250%	4/30/25	20,052	19,398
	Capital One Financial Corp.	4.200%	10/29/25	13,180	12,631
	Capital One Financial Corp.	2.636%	3/3/26	7,977	7,446
	Capital One Financial Corp.	3.750%	7/28/26	7,199	6,705
	Capital One Financial Corp.	3.750%	3/9/27	10,140	9,446
	Capital One Financial Corp.	4.927%	5/10/28	6,780	6,431
	Capital One Financial Corp.	5.468%	2/1/29	21,175	20,324
[2]	Capital One NA	2.280%	1/28/26	697	649
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,166
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,884

10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	4.200%	3/24/25	5,525	5,385
	Charles Schwab Corp.	3.625%	4/1/25	2,294	2,207
	Charles Schwab Corp.	3.850%	5/21/25	7,318	7,052
	Charles Schwab Corp.	0.900%	3/11/26	2,466	2,179
	Charles Schwab Corp.	1.150%	5/13/26	23,282	20,606
	Charles Schwab Corp.	3.200%	3/2/27	5,258	4,861
	Charles Schwab Corp.	2.450%	3/3/27	11,261	10,113
	Charles Schwab Corp.	3.200%	1/25/28	690	628
	Charles Schwab Corp.	2.000%	3/20/28	6,933	5,992
	Charles Schwab Corp.	5.643%	5/19/29	9,035	9,073
	Chubb INA Holdings Inc.	3.150%	3/15/25	13,803	13,352
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,181	5,943
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	2,600	2,781
	Citigroup Inc.	4.000%	8/5/24	400	393
	Citigroup Inc.	3.875%	3/26/25	7,211	6,967
	Citigroup Inc.	3.300%	4/27/25	4,245	4,087
	Citigroup Inc.	4.400%	6/10/25	27,061	26,300
	Citigroup Inc.	5.500%	9/13/25	14,206	14,126
	Citigroup Inc.	3.700%	1/12/26	10,277	9,856
	Citigroup Inc.	2.014%	1/25/26	13,491	12,687
	Citigroup Inc.	4.600%	3/9/26	12,013	11,625
[2]	Citigroup Inc.	3.106%	4/8/26	47,449	45,305
	Citigroup Inc.	3.400%	5/1/26	14,962	14,232
	Citigroup Inc.	5.610%	9/29/26	3,806	3,805
	Citigroup Inc.	3.200%	10/21/26	4,196	3,928
	Citigroup Inc.	4.300%	11/20/26	4,852	4,648
	Citigroup Inc.	1.122%	1/28/27	13,201	11,772
	Citigroup Inc.	1.462%	6/9/27	2,148	1,907
	Citigroup Inc.	4.450%	9/29/27	13,347	12,745
[2]	Citigroup Inc.	3.887%	1/10/28	21,877	20,721
[2]	Citigroup Inc.	3.070%	2/24/28	64,976	59,811
	Citigroup Inc.	4.658%	5/24/28	28,496	27,809
[2]	Citigroup Inc.	3.668%	7/24/28	9,365	8,767
[2]	Citigroup Inc.	3.520%	10/27/28	15,000	13,938
[2]	Citigroup Inc.	4.075%	4/23/29	14,692	13,839
[2]	Citizens Bank NA	2.250%	4/28/25	3,265	2,956
	Citizens Bank NA	6.064%	10/24/25	5,300	5,032
[2]	Citizens Bank NA	3.750%	2/18/26	3,216	2,939
	Citizens Bank NA	4.575%	8/9/28	5,362	4,872
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,001
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,345
	CME Group Inc.	3.000%	3/15/25	6,103	5,882
	CME Group Inc.	3.750%	6/15/28	7,200	6,891
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,309
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,657
	CNO Financial Group Inc.	5.250%	5/30/25	6,925	6,807
[2]	Comerica Bank	2.500%	7/23/24	3,580	3,360
	Commonwealth Bank of Australia	5.079%	1/10/25	9,035	8,992
	Commonwealth Bank of Australia	5.316%	3/13/26	7,695	7,715
	Cooperatieve Rabobank UA	3.875%	8/22/24	5,005	4,911
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,608	4,334
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	18,141	17,478
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,826	11,417
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,241	7,701
	Corebridge Financial Inc.	3.500%	4/4/25	565	538
	Corebridge Financial Inc.	3.650%	4/5/27	32,670	30,373
	Corebridge Financial Inc.	6.875%	12/15/52	5,385	5,158
[2]	Credit Suisse AG	3.625%	9/9/24	22,304	21,520
	Credit Suisse AG	7.950%	1/9/25	8,122	8,280
[2]	Credit Suisse AG	3.700%	2/21/25	5,910	5,656
	Credit Suisse AG	2.950%	4/9/25	23,268	21,886
	Credit Suisse AG	1.250%	8/7/26	7,480	6,439
	Credit Suisse AG	7.500%	2/15/28	22,279	23,672
[2]	Deutsche Bank AG	2.222%	9/18/24	19,063	18,834
	Deutsche Bank AG	4.500%	4/1/25	13,246	12,610
[2]	Deutsche Bank AG	3.961%	11/26/25	3,957	3,772
	Deutsche Bank AG	4.100%	1/13/26	335	318
[2]	Deutsche Bank AG	4.100%	1/13/26	3,785	3,529
	Deutsche Bank AG	1.686%	3/19/26	8,603	7,759
	Deutsche Bank AG	6.119%	7/14/26	5,742	5,698
	Deutsche Bank AG	2.129%	11/24/26	8,132	7,220
	Deutsche Bank AG	5.371%	9/9/27	1,877	1,847
	Deutsche Bank AG	2.311%	11/16/27	13,892	11,950
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	2.552%	1/7/28	11,042	9,584
	Deutsche Bank AG	6.720%	1/18/29	10,700	10,738
	Deutsche Bank AG	4.875%	12/1/32	4,762	4,021
	Discover Bank	2.450%	9/12/24	14,289	13,535
[2]	Discover Bank	4.250%	3/13/26	2,766	2,617
[2]	Discover Bank	3.450%	7/27/26	165	152
	Discover Financial Services	3.950%	11/6/24	1,786	1,721
	Discover Financial Services	3.750%	3/4/25	3,540	3,383
	Discover Financial Services	4.500%	1/30/26	3,469	3,315
	Discover Financial Services	4.100%	2/9/27	13,145	12,226
	Eaton Vance Corp.	3.500%	4/6/27	3,237	3,014
	ECMC Group Student Loan Trust	5.700%	4/1/28	3,300	12
	Equitable Holdings Inc.	4.350%	4/20/28	13,044	12,219
[4]	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,568
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,031
	Fidelity National Financial Inc.	4.500%	8/15/28	2,225	2,117
	Fifth Third Bancorp	2.375%	1/28/25	6,029	5,658
	Fifth Third Bancorp	2.550%	5/5/27	2,002	1,772
	Fifth Third Bancorp	1.707%	11/1/27	4,485	3,829
	Fifth Third Bancorp	4.055%	4/25/28	3,875	3,557
[2]	Fifth Third Bank NA	3.850%	3/15/26	14,875	13,721
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,446	5,659
	First American Financial Corp.	4.600%	11/15/24	1,819	1,779
	First Horizon Corp.	4.000%	5/26/25	2,671	2,495
[2]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	3,991	3,757
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,000	2,953
	Franklin BSP Lending Corp.	3.250%	3/30/26	1,029	912
	Franklin Resources Inc.	2.850%	3/30/25	5,134	4,886
	FS KKR Capital Corp.	4.625%	7/15/24	7,331	7,118
	FS KKR Capital Corp.	4.125%	2/1/25	4,042	3,840
	FS KKR Capital Corp.	3.400%	1/15/26	5,579	5,071
	FS KKR Capital Corp.	2.625%	1/15/27	2,844	2,431
	GATX Corp.	3.250%	3/30/25	1,980	1,884
	GATX Corp.	3.250%	9/15/26	2,135	1,970
	GATX Corp.	3.850%	3/30/27	3,497	3,285
	GE Capital Funding LLC	3.450%	5/15/25	11,520	10,998
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	420	399
	Globe Life Inc.	4.550%	9/15/28	556	537
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,164
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,155
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	10,690	10,487
	Goldman Sachs Group Inc.	3.500%	1/23/25	7,162	6,915
	Goldman Sachs Group Inc.	3.500%	4/1/25	40,155	38,546
	Goldman Sachs Group Inc.	3.750%	5/22/25	22,068	21,328
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	37,528	36,270
	Goldman Sachs Group Inc.	4.250%	10/21/25	29,822	28,750
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,148	14,541
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,870	2,693
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,727	12,260
	Goldman Sachs Group Inc.	5.950%	1/15/27	8,089	8,191
	Goldman Sachs Group Inc.	3.850%	1/26/27	13,884	13,219
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,051	12,564
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,651	11,126
	Goldman Sachs Group Inc.	1.948%	10/21/27	56,833	50,513
	Goldman Sachs Group Inc.	2.640%	2/24/28	49,530	45,000
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,499	22,989
	Goldman Sachs Group Inc.	4.482%	8/23/28	19,400	18,768
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	10,100	9,386
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,095	22,764
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	3,844
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,770	2,682
	Hercules Capital Inc.	2.625%	9/16/26	355	304
	Hercules Capital Inc.	3.375%	1/20/27	434	376
	HSBC Holdings plc	4.250%	8/18/25	6,839	6,570
[2]	HSBC Holdings plc	2.633%	11/7/25	33,405	31,756
	HSBC Holdings plc	4.180%	12/9/25	5,604	5,442
	HSBC Holdings plc	4.300%	3/8/26	30,417	29,416
	HSBC Holdings plc	2.999%	3/10/26	14,232	13,512
[2]	HSBC Holdings plc	1.645%	4/18/26	14,766	13,634
	HSBC Holdings plc	3.900%	5/25/26	31,109	29,667
[2]	HSBC Holdings plc	2.099%	6/4/26	32,832	30,404
[2]	HSBC Holdings plc	4.292%	9/12/26	14,509	13,952

11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.375%	11/23/26	8,044	7,603
	HSBC Holdings plc	1.589%	5/24/27	17,248	15,224
	HSBC Holdings plc	2.251%	11/22/27	21,515	19,089
[2]	HSBC Holdings plc	4.041%	3/13/28	21,486	20,181
	HSBC Holdings plc	4.755%	6/9/28	5,115	4,914
	HSBC Holdings plc	5.210%	8/11/28	20,631	20,174
	HSBC Holdings plc	7.390%	11/3/28	19,765	20,868
	HSBC Holdings plc	6.161%	3/9/29	19,110	19,289
[2]	HSBC Holdings plc	4.583%	6/19/29	19,957	18,784
	Huntington Bancshares Inc.	2.625%	8/6/24	11,441	10,947
	Huntington Bancshares Inc.	4.000%	5/15/25	8,402	8,053
	Huntington Bancshares Inc.	4.443%	8/4/28	5,470	5,089
	Huntington National Bank	5.699%	11/18/25	4,707	4,572
	Huntington National Bank	4.552%	5/17/28	5,090	4,760
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	1,998	1,901
	ING Groep NV	3.869%	3/28/26	10,215	9,809
	ING Groep NV	3.950%	3/29/27	8,196	7,771
	ING Groep NV	1.726%	4/1/27	4,310	3,838
	ING Groep NV	4.017%	3/28/28	13,040	12,245
	Intercontinental Exchange Inc.	3.650%	5/23/25	10,715	10,500
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,641	10,329
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,654	3,418
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,215	10,927
	Invesco Finance plc	3.750%	1/15/26	1,263	1,218
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,587
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,907	5,787
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,083
	JPMorgan Chase & Co.	3.875%	9/10/24	14,947	14,594
	JPMorgan Chase & Co.	3.125%	1/23/25	4,613	4,462
	JPMorgan Chase & Co.	3.900%	7/15/25	7,983	7,784
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,508
	JPMorgan Chase & Co.	0.768%	8/9/25	2,599	2,447
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	23,364	22,272
	JPMorgan Chase & Co.	1.561%	12/10/25	14,879	13,934
	JPMorgan Chase & Co.	5.546%	12/15/25	15,925	15,864
	JPMorgan Chase & Co.	2.595%	2/24/26	3,270	3,103
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	35,952	33,770
	JPMorgan Chase & Co.	3.300%	4/1/26	3,845	3,664
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	67,570	63,277
	JPMorgan Chase & Co.	4.080%	4/26/26	4,955	4,817
	JPMorgan Chase & Co.	3.200%	6/15/26	2,996	2,854
	JPMorgan Chase & Co.	2.950%	10/1/26	12,857	12,067
	JPMorgan Chase & Co.	7.625%	10/15/26	5,290	5,651
	JPMorgan Chase & Co.	1.045%	11/19/26	27,133	24,311
	JPMorgan Chase & Co.	4.125%	12/15/26	27,934	26,909
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	19,286	18,564
	JPMorgan Chase & Co.	1.040%	2/4/27	36,457	32,491
	JPMorgan Chase & Co.	1.578%	4/22/27	79,625	71,524
	JPMorgan Chase & Co.	8.000%	4/29/27	2,255	2,479
	JPMorgan Chase & Co.	1.470%	9/22/27	31,658	27,950
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	27,784	26,480
	JPMorgan Chase & Co.	2.947%	2/24/28	15,617	14,338
	JPMorgan Chase & Co.	4.323%	4/26/28	10,489	10,126
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	340	318
	JPMorgan Chase & Co.	4.851%	7/25/28	29,230	28,835
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	11,165	10,339
	Kemper Corp.	4.350%	2/15/25	3,648	3,510
[2]	KeyBank NA	3.300%	6/1/25	5,431	4,980
[2]	KeyBank NA	4.150%	8/8/25	4,255	3,923
	KeyBank NA	4.700%	1/26/26	5,600	5,229
[2]	KeyBank NA	5.850%	11/15/27	10,200	9,605
[2]	KeyBank NA	6.950%	2/1/28	2,000	1,873
[2]	KeyCorp	3.878%	5/23/25	2,079	1,924
[2]	KeyCorp	4.150%	10/29/25	4,586	4,252
[2]	KeyCorp	2.250%	4/6/27	8,434	7,006
[2]	KeyCorp	4.100%	4/30/28	4,195	3,633
	Lazard Group LLC	3.750%	2/13/25	3,275	3,153
	Lazard Group LLC	3.625%	3/1/27	2,560	2,381
	Lazard Group LLC	4.500%	9/19/28	10,000	9,466
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,875
	Lincoln National Corp.	3.350%	3/9/25	3,284	3,141
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,530
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	3.800%	3/1/28	2,500	2,259
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,661
	Lloyds Banking Group plc	4.450%	5/8/25	1,992	1,932
[2]	Lloyds Banking Group plc	3.870%	7/9/25	34,959	34,051
	Lloyds Banking Group plc	4.582%	12/10/25	455	435
[2]	Lloyds Banking Group plc	2.438%	2/5/26	8,070	7,601
	Lloyds Banking Group plc	3.511%	3/18/26	5,660	5,386
	Lloyds Banking Group plc	4.650%	3/24/26	11,309	10,797
	Lloyds Banking Group plc	4.716%	8/11/26	23,366	22,721
	Lloyds Banking Group plc	3.750%	1/11/27	3,235	3,032
	Lloyds Banking Group plc	1.627%	5/11/27	5,840	5,170
	Lloyds Banking Group plc	3.750%	3/18/28	11,310	10,460
	Lloyds Banking Group plc	4.375%	3/22/28	13,871	13,167
[2]	Lloyds Banking Group plc	3.574%	11/7/28	5,175	4,692
	Lloyds Banking Group plc	5.871%	3/6/29	8,890	8,826
	M&T Bank Corp.	4.000%	7/15/24	1,305	1,267
	M&T Bank Corp.	4.553%	8/16/28	4,460	4,164
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,502
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,226	5,878
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,945	6,748
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,850	5,585
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,973	2,553
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,321	7,846
	Manulife Financial Corp.	4.150%	3/4/26	4,147	4,017
	Manulife Financial Corp.	2.484%	5/19/27	7,054	6,465
[2]	Manulife Financial Corp.	4.061%	2/24/32	5,327	4,987
	Markel Group Inc.	3.500%	11/1/27	1,675	1,558
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,984
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,609	6,410
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,384	4,251
	Mastercard Inc.	2.000%	3/3/25	6,383	6,069
	Mastercard Inc.	2.950%	11/21/26	8,993	8,501
	Mastercard Inc.	3.300%	3/26/27	12,472	11,914
	Mastercard Inc.	4.875%	3/9/28	7,625	7,715
	Mercury General Corp.	4.400%	3/15/27	3,240	3,063
	MetLife Inc.	3.000%	3/1/25	4,020	3,885
	MetLife Inc.	3.600%	11/13/25	5,704	5,492
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	5,302	5,136
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,031	27,375
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,443	10,488
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,952	11,781
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	17,000	16,063
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	7,780	7,683
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,801	1,681
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,558	5,328
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,021	5,528
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	40,586	35,807
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,576
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	19,940	17,532
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,098	5,453
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	17,070	16,233
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,126	4,861
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	19,173	18,789
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,000	4,965
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,415	6,313
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	6,096	6,032
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,925	4,901
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	3,446	3,318
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,856	5,590
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,250	4,907
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,086	7,502
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,530
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,621
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,833	2,487
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,563
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,000	3,760
	Mizuho Financial Group Inc.	5.414%	9/13/28	11,766	11,674
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,077	4,069
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	8,800	8,827
[2]	Morgan Stanley	3.700%	10/23/24	17,752	17,331
[2]	Morgan Stanley	2.720%	7/22/25	7,530	7,261
[2]	Morgan Stanley	4.000%	7/23/25	15,283	14,840
[2]	Morgan Stanley	0.864%	10/21/25	5,368	4,999

12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley	1.164%	10/21/25	4,637	4,335
	Morgan Stanley	5.000%	11/24/25	8,479	8,337
[2]	Morgan Stanley	3.875%	1/27/26	13,127	12,668
[2]	Morgan Stanley	2.630%	2/18/26	12,053	11,442
[2]	Morgan Stanley	2.188%	4/28/26	57,692	54,149
[2]	Morgan Stanley	3.125%	7/27/26	13,721	12,857
[2]	Morgan Stanley	6.250%	8/9/26	5,555	5,672
[2]	Morgan Stanley	4.350%	9/8/26	20,106	19,419
	Morgan Stanley	6.138%	10/16/26	7,010	7,087
	Morgan Stanley	0.985%	12/10/26	22,240	19,842
	Morgan Stanley	3.625%	1/20/27	11,265	10,701
	Morgan Stanley	5.050%	1/28/27	14,000	13,882
	Morgan Stanley	3.950%	4/23/27	6,088	5,768
	Morgan Stanley	1.593%	5/4/27	35,561	31,835
[2]	Morgan Stanley	1.512%	7/20/27	53,616	47,509
	Morgan Stanley	2.475%	1/21/28	28,759	25,968
	Morgan Stanley	4.210%	4/20/28	39,531	37,983
	Morgan Stanley	6.296%	10/18/28	20,065	20,655
[2]	Morgan Stanley	3.772%	1/24/29	10,268	9,591
	Morgan Stanley	5.123%	2/1/29	10,140	10,007
	Morgan Stanley	5.164%	4/20/29	19,371	19,158
	Morgan Stanley Bank NA	4.754%	4/21/26	7,675	7,558
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	4,591	4,336
	Nasdaq Inc.	3.850%	6/30/26	2,534	2,439
	Nasdaq Inc.	5.350%	6/28/28	12,005	12,036
	National Australia Bank Ltd.	5.132%	11/22/24	3,760	3,743
	National Australia Bank Ltd.	5.200%	5/13/25	7,100	7,084
	National Australia Bank Ltd.	4.966%	1/12/26	15,134	15,050
	National Australia Bank Ltd.	3.375%	1/14/26	1,133	1,084
[2]	National Australia Bank Ltd.	2.500%	7/12/26	18,360	16,977
	National Australia Bank Ltd.	4.944%	1/12/28	5,085	5,067
	National Australia Bank Ltd.	4.900%	6/13/28	17,100	16,935
	NatWest Group plc	4.800%	4/5/26	6,814	6,617
	NatWest Group plc	7.472%	11/10/26	13,390	13,704
	NatWest Group plc	5.847%	3/2/27	5,520	5,460
[2]	NatWest Group plc	3.073%	5/22/28	18,700	16,831
	NatWest Group plc	5.516%	9/30/28	14,516	14,235
[2]	NatWest Group plc	4.892%	5/18/29	12,000	11,413
[2]	NatWest Group plc	3.754%	11/1/29	2,288	2,147
	Nomura Holdings Inc.	2.648%	1/16/25	5,420	5,123
	Nomura Holdings Inc.	5.099%	7/3/25	3,625	3,558
	Nomura Holdings Inc.	1.851%	7/16/25	17,796	16,284
	Nomura Holdings Inc.	1.653%	7/14/26	1,960	1,724
	Nomura Holdings Inc.	2.329%	1/22/27	16,100	14,247
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,792
	Nomura Holdings Inc.	2.172%	7/14/28	2,124	1,792
	Northern Trust Corp.	3.950%	10/30/25	5,490	5,293
	Northern Trust Corp.	4.000%	5/10/27	4,745	4,587
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,525	2,390
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,154
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,720
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,084
	ORIX Corp.	3.250%	12/4/24	4,892	4,700
	ORIX Corp.	5.000%	9/13/27	4,415	4,351
	Owl Rock Capital Corp.	4.000%	3/30/25	3,968	3,729
	Owl Rock Capital Corp.	3.750%	7/22/25	6,483	6,001
	Owl Rock Capital Corp.	4.250%	1/15/26	4,417	4,089
	Owl Rock Capital Corp.	3.400%	7/15/26	6,610	5,859
	Owl Rock Capital Corp.	2.625%	1/15/27	4,869	4,133
	Owl Rock Capital Corp.	2.875%	6/11/28	7,500	6,112
[2]	Owl Rock Core Income Corp.	5.500%	3/21/25	2,040	1,966
[4]	Owl Rock Core Income Corp.	7.750%	9/16/27	7,650	7,573
[4]	Owl Rock Core Income Corp.	7.950%	6/13/28	6,000	6,014
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	1,960	1,625
[2]	PNC Bank NA	3.300%	10/30/24	8,264	7,975
[2]	PNC Bank NA	2.950%	2/23/25	7,245	6,895
[2]	PNC Bank NA	3.875%	4/10/25	4,375	4,186
[2]	PNC Bank NA	3.250%	6/1/25	1,792	1,710
[2]	PNC Bank NA	4.200%	11/1/25	5,861	5,572
[2]	PNC Bank NA	3.100%	10/25/27	5,834	5,345
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,407	2,293
	PNC Financial Services Group Inc.	5.671%	10/28/25	2,924	2,900
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.812%	6/12/26	17,100	17,010
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,638	5,827
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,025	1,980
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,399	12,428
	PNC Financial Services Group Inc.	5.354%	12/2/28	11,901	11,765
	PNC Financial Services Group Inc.	5.582%	6/12/29	17,761	17,682
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,451
	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,788
	Progressive Corp.	2.500%	3/15/27	6,674	6,132
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,654
	Prospect Capital Corp.	3.364%	11/15/26	1,715	1,445
[2]	Prudential Financial Inc.	1.500%	3/10/26	647	592
[2]	Prudential Financial Inc.	5.375%	5/15/45	4,976	4,860
[2]	Prudential Financial Inc.	4.500%	9/15/47	745	683
	Regions Financial Corp.	2.250%	5/18/25	5,934	5,499
	Reinsurance Group of America Inc.	3.950%	9/15/26	778	735
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,355
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,249
[2]	Royal Bank of Canada	2.550%	7/16/24	8,854	8,576
	Royal Bank of Canada	0.650%	7/29/24	2,064	1,954
[2]	Royal Bank of Canada	5.660%	10/25/24	7,860	7,858
[2]	Royal Bank of Canada	2.250%	11/1/24	25,305	24,157
[2]	Royal Bank of Canada	1.600%	1/21/25	6,125	5,760
	Royal Bank of Canada	3.375%	4/14/25	10,720	10,326
[2]	Royal Bank of Canada	4.950%	4/25/25	7,275	7,187
[2]	Royal Bank of Canada	1.150%	6/10/25	15,356	14,167
[2]	Royal Bank of Canada	0.875%	1/20/26	12,652	11,320
[2]	Royal Bank of Canada	4.650%	1/27/26	14,159	13,787
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,385
[2]	Royal Bank of Canada	1.150%	7/14/26	7,552	6,687
[2]	Royal Bank of Canada	1.400%	11/2/26	7,120	6,279
[2]	Royal Bank of Canada	2.050%	1/21/27	3,005	2,697
	Royal Bank of Canada	3.625%	5/4/27	2,995	2,834
[2]	Royal Bank of Canada	4.240%	8/3/27	12,540	12,112
[2]	Royal Bank of Canada	4.900%	1/12/28	17,010	16,776
	Santander Holdings USA Inc.	3.450%	6/2/25	3,743	3,532
	Santander Holdings USA Inc.	4.500%	7/17/25	11,721	11,385
	Santander Holdings USA Inc.	3.244%	10/5/26	19,586	17,641
	Santander Holdings USA Inc.	4.400%	7/13/27	8,882	8,357
	Santander Holdings USA Inc.	2.490%	1/6/28	8,850	7,653
	Santander Holdings USA Inc.	6.499%	3/9/29	5,675	5,619
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	3,904	3,476
	Santander UK Group Holdings plc	1.673%	6/14/27	7,060	6,112
	Santander UK Group Holdings plc	2.469%	1/11/28	22,305	19,494
	Santander UK Group Holdings plc	6.534%	1/10/29	22,627	22,795
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,698	1,640
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,036	2,660
[2]	State Street Corp.	3.776%	12/3/24	8,213	8,137
	State Street Corp.	3.300%	12/16/24	15,100	14,597
	State Street Corp.	3.550%	8/18/25	9,771	9,449
[2]	State Street Corp.	2.354%	11/1/25	9,959	9,505
	State Street Corp.	2.901%	3/30/26	8,132	7,772
	State Street Corp.	5.104%	5/18/26	5,155	5,118
	State Street Corp.	2.203%	2/7/28	4,124	3,720
	Stifel Financial Corp.	4.250%	7/18/24	3,438	3,362
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,110	2,058
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,055	4,829
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,898	5,707
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,091	6,796
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,781	5,481
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	40,391	37,121
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,919	5,281
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	7,988	7,630
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,950	17,542
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,408	14,258

13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,284	18,087
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,904	13,323
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,650	6,677
	Synchrony Bank	5.625%	8/23/27	24,272	22,800
	Synchrony Financial	4.250%	8/15/24	8,660	8,339
	Synchrony Financial	4.500%	7/23/25	6,461	6,106
	Synchrony Financial	3.700%	8/4/26	4,437	3,968
	Synovus Bank	5.625%	2/15/28	3,765	3,394
[2]	Toronto-Dominion Bank	3.250%	3/11/24	11,481	11,282
[2]	Toronto-Dominion Bank	4.285%	9/13/24	14,865	14,604
	Toronto-Dominion Bank	1.250%	12/13/24	12,137	11,414
[2]	Toronto-Dominion Bank	1.450%	1/10/25	6,196	5,832
	Toronto-Dominion Bank	3.766%	6/6/25	14,785	14,343
[2]	Toronto-Dominion Bank	1.150%	6/12/25	4,389	4,044
[2]	Toronto-Dominion Bank	0.750%	9/11/25	21,147	19,141
[2]	Toronto-Dominion Bank	0.750%	1/6/26	3,480	3,107
	Toronto-Dominion Bank	5.103%	1/9/26	10,310	10,273
[2]	Toronto-Dominion Bank	1.200%	6/3/26	3,110	2,765
[2]	Toronto-Dominion Bank	1.250%	9/10/26	15,282	13,511
[2]	Toronto-Dominion Bank	1.950%	1/12/27	7,065	6,357
[2]	Toronto-Dominion Bank	2.800%	3/10/27	10,659	9,764
	Toronto-Dominion Bank	4.108%	6/8/27	20,575	19,690
[2]	Toronto-Dominion Bank	4.693%	9/15/27	15,122	14,805
	Toronto-Dominion Bank	5.156%	1/10/28	7,500	7,447
	Trinity Acquisition plc	4.400%	3/15/26	6,183	5,963
[2]	Truist Bank	2.150%	12/6/24	7,983	7,532
[2]	Truist Bank	1.500%	3/10/25	10,124	9,348
[2]	Truist Bank	3.625%	9/16/25	15,112	14,113
[2]	Truist Bank	3.800%	10/30/26	4,186	3,822
[2]	Truist Financial Corp.	2.500%	8/1/24	2,228	2,149
[2]	Truist Financial Corp.	2.850%	10/26/24	14,407	13,825
	Truist Financial Corp.	4.000%	5/1/25	15,075	14,586
[2]	Truist Financial Corp.	3.700%	6/5/25	3,553	3,407
[2]	Truist Financial Corp.	1.267%	3/2/27	8,877	7,835
[2]	Truist Financial Corp.	6.047%	6/8/27	5,000	5,003
[2]	Truist Financial Corp.	1.125%	8/3/27	3,637	3,068
[2]	Truist Financial Corp.	4.123%	6/6/28	18,343	17,317
[2]	Truist Financial Corp.	4.873%	1/26/29	12,225	11,746
[2]	Truist Financial Corp.	1.887%	6/7/29	5,000	4,159
	UBS Group AG	3.750%	3/26/25	19,092	18,279
	UBS Group AG	4.550%	4/17/26	12,581	12,090
	US Bancorp	2.400%	7/30/24	8,116	7,830
[2]	US Bancorp	3.600%	9/11/24	3,359	3,262
	US Bancorp	1.450%	5/12/25	11,871	11,090
[2]	US Bancorp	3.950%	11/17/25	2,995	2,881
[2]	US Bancorp	3.100%	4/27/26	13,339	12,451
[2]	US Bancorp	2.375%	7/22/26	10,198	9,325
	US Bancorp	5.727%	10/21/26	11,645	11,685
[2]	US Bancorp	3.150%	4/27/27	14,740	13,652
[2]	US Bancorp	3.900%	4/26/28	7,330	6,913
[2]	US Bancorp	4.548%	7/22/28	25,885	24,783
	US Bancorp	5.775%	6/12/29	7,000	6,997
[2]	US Bank NA	2.050%	1/21/25	7,085	6,682
[2]	US Bank NA	2.800%	1/27/25	7,364	7,029
	Valley National Bancorp	3.000%	6/15/31	1,177	933
	Visa Inc.	3.150%	12/14/25	31,965	30,636
	Visa Inc.	1.900%	4/15/27	12,142	11,065
	Visa Inc.	0.750%	8/15/27	2,484	2,154
	Voya Financial Inc.	3.650%	6/15/26	3,425	3,221
[2]	Voya Financial Inc.	4.700%	1/23/48	2,450	1,979
	Wachovia Corp.	7.574%	8/1/26	99	103
[2]	Wells Fargo & Co.	3.300%	9/9/24	2,705	2,635
[2]	Wells Fargo & Co.	3.000%	2/19/25	22,814	21,912
[2]	Wells Fargo & Co.	3.550%	9/29/25	22,023	21,128
[2]	Wells Fargo & Co.	2.406%	10/30/25	13,582	12,941
[2]	Wells Fargo & Co.	2.164%	2/11/26	49,697	46,817
	Wells Fargo & Co.	3.000%	4/22/26	30,483	28,692
[2]	Wells Fargo & Co.	3.908%	4/25/26	19,183	18,544
[2]	Wells Fargo & Co.	2.188%	4/30/26	38,576	36,156
[2]	Wells Fargo & Co.	4.100%	6/3/26	12,472	11,970
[2]	Wells Fargo & Co.	4.540%	8/15/26	12,690	12,406
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.000%	10/23/26	26,551	24,671
[2]	Wells Fargo & Co.	3.196%	6/17/27	2,097	1,970
[2]	Wells Fargo & Co.	4.300%	7/22/27	29,300	28,125
[2]	Wells Fargo & Co.	3.526%	3/24/28	34,033	31,818
[2]	Wells Fargo & Co.	3.584%	5/22/28	19,577	18,242
[2]	Wells Fargo & Co.	4.808%	7/25/28	34,876	34,101
	Western Union Co.	2.850%	1/10/25	4,939	4,703
	Western Union Co.	1.350%	3/15/26	4,570	4,046
	Westpac Banking Corp.	5.350%	10/18/24	14,255	14,235
	Westpac Banking Corp.	1.019%	11/18/24	10,150	9,555
	Westpac Banking Corp.	2.350%	2/19/25	18,514	17,633
	Westpac Banking Corp.	2.850%	5/13/26	21,859	20,582
	Westpac Banking Corp.	3.350%	3/8/27	6,032	5,691
	Westpac Banking Corp.	5.457%	11/18/27	24,020	24,391
	Westpac Banking Corp.	3.400%	1/25/28	7,025	6,596
	Westpac Banking Corp.	1.953%	11/20/28	4,403	3,777
[2]	Westpac Banking Corp.	2.894%	2/4/30	11,791	11,022
[2]	Westpac Banking Corp.	4.322%	11/23/31	4,879	4,522
	Willis North America Inc.	4.650%	6/15/27	10,454	10,161
	Willis North America Inc.	4.500%	9/15/28	291	277
					7,191,355
Health Care (2.3%)
	Abbott Laboratories	2.950%	3/15/25	2,408	2,331
	Abbott Laboratories	3.875%	9/15/25	7,851	7,672
	Abbott Laboratories	3.750%	11/30/26	5,598	5,461
	Abbott Laboratories	1.150%	1/30/28	5,000	4,327
	AbbVie Inc.	2.600%	11/21/24	35,510	34,072
	AbbVie Inc.	3.800%	3/15/25	25,649	24,946
	AbbVie Inc.	3.600%	5/14/25	20,512	19,833
	AbbVie Inc.	3.200%	5/14/26	3,407	3,229
	AbbVie Inc.	2.950%	11/21/26	27,148	25,370
	Aetna Inc.	3.500%	11/15/24	5,273	5,116
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,431
	AmerisourceBergen Corp.	3.250%	3/1/25	4,367	4,198
	AmerisourceBergen Corp.	3.450%	12/15/27	5,116	4,789
	Amgen Inc.	1.900%	2/21/25	9,936	9,369
	Amgen Inc.	5.250%	3/2/25	5,100	5,075
	Amgen Inc.	5.507%	3/2/26	15,000	14,964
	Amgen Inc.	2.600%	8/19/26	3,185	2,949
	Amgen Inc.	2.200%	2/21/27	33,452	30,393
	Amgen Inc.	5.150%	3/2/28	38,980	38,927
	AstraZeneca Finance LLC	1.200%	5/28/26	9,678	8,732
	AstraZeneca Finance LLC	4.875%	3/3/28	13,993	13,987
	AstraZeneca Finance LLC	1.750%	5/28/28	5,771	5,001
	AstraZeneca plc	3.375%	11/16/25	20,869	20,059
	AstraZeneca plc	0.700%	4/8/26	12,588	11,248
	AstraZeneca plc	3.125%	6/12/27	6,715	6,315
	Baxalta Inc.	4.000%	6/23/25	13,029	12,642
	Baxter International Inc.	0.868%	12/1/23	11,456	11,214
	Baxter International Inc.	1.322%	11/29/24	12,780	11,990
	Baxter International Inc.	2.600%	8/15/26	5,804	5,336
	Baxter International Inc.	1.915%	2/1/27	13,385	11,893
	Becton Dickinson & Co.	3.734%	12/15/24	3,786	3,678
	Becton Dickinson & Co.	3.700%	6/6/27	12,100	11,502
	Becton Dickinson & Co.	4.693%	2/13/28	5,000	4,931
	Biogen Inc.	4.050%	9/15/25	11,490	11,125
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,025
	Boston Scientific Corp.	1.900%	6/1/25	4,921	4,614
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,903	38,854
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,128	4,659
	Bristol-Myers Squibb Co.	3.200%	6/15/26	20,832	19,943
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,745	4,133
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,890	4,685
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,000	8,738
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,928
	Cardinal Health Inc.	3.410%	6/15/27	3,392	3,196
	Centene Corp.	4.250%	12/15/27	19,195	17,961
	Centene Corp.	2.450%	7/15/28	3,600	3,086
[2]	Cigna Group	3.250%	4/15/25	8,085	7,753
	Cigna Group	4.125%	11/15/25	16,587	16,153
[2]	Cigna Group	4.500%	2/25/26	6,105	5,980
	Cigna Group	1.250%	3/15/26	5,550	4,987
[2]	Cigna Group	3.400%	3/1/27	17,468	16,457

14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	4.375%	10/15/28	5,750	5,563
	CommonSpirit Health	2.760%	10/1/24	5,874	5,655
	CommonSpirit Health	1.547%	10/1/25	4,716	4,285
	CommonSpirit Health	6.073%	11/1/27	3,000	3,054
	CVS Health Corp.	3.375%	8/12/24	6,496	6,333
	CVS Health Corp.	2.625%	8/15/24	6,076	5,877
	CVS Health Corp.	4.100%	3/25/25	325	318
	CVS Health Corp.	3.875%	7/20/25	34,606	33,649
	CVS Health Corp.	2.875%	6/1/26	18,613	17,512
	CVS Health Corp.	3.000%	8/15/26	3,815	3,576
	CVS Health Corp.	3.625%	4/1/27	3,036	2,881
	CVS Health Corp.	1.300%	8/21/27	9,070	7,815
	CVS Health Corp.	4.300%	3/25/28	32,223	31,074
	CVS Health Corp.	3.250%	8/15/29	5,332	4,785
	Danaher Corp.	3.350%	9/15/25	1,721	1,657
	DH Europe Finance II Sarl	2.200%	11/15/24	6,190	5,925
	Elevance Health Inc.	3.500%	8/15/24	19,377	18,885
	Elevance Health Inc.	3.350%	12/1/24	12,087	11,695
	Elevance Health Inc.	2.375%	1/15/25	11,006	10,466
	Elevance Health Inc.	5.350%	10/15/25	1,898	1,893
	Elevance Health Inc.	4.900%	2/8/26	3,700	3,638
	Elevance Health Inc.	1.500%	3/15/26	4,430	4,006
	Elevance Health Inc.	4.101%	3/1/28	9,856	9,468
	Eli Lilly & Co.	5.500%	3/15/27	3,000	3,114
	GE HealthCare Technologies Inc.	5.550%	11/15/24	5,595	5,568
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,455	5,461
	GE HealthCare Technologies Inc.	5.650%	11/15/27	17,850	18,057
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	6,116
	Gilead Sciences Inc.	3.500%	2/1/25	10,730	10,404
	Gilead Sciences Inc.	3.650%	3/1/26	25,589	24,632
	Gilead Sciences Inc.	2.950%	3/1/27	13,650	12,817
	Gilead Sciences Inc.	1.200%	10/1/27	2,400	2,072
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,494
	HCA Inc.	5.375%	2/1/25	18,665	18,505
	HCA Inc.	5.250%	4/15/25	16,493	16,281
	HCA Inc.	5.875%	2/15/26	11,751	11,761
	HCA Inc.	5.250%	6/15/26	9,118	9,021
	HCA Inc.	5.375%	9/1/26	4,887	4,847
	HCA Inc.	4.500%	2/15/27	1,820	1,758
[4]	HCA Inc.	3.125%	3/15/27	12,430	11,415
	HCA Inc.	5.200%	6/1/28	3,500	3,480
	HCA Inc.	5.625%	9/1/28	3,500	3,508
	Humana Inc.	3.850%	10/1/24	6,854	6,702
	Humana Inc.	4.500%	4/1/25	4,965	4,882
	Humana Inc.	3.950%	3/15/27	3,210	3,072
	Humana Inc.	5.750%	3/1/28	2,156	2,198
	Illumina Inc.	5.800%	12/12/25	3,000	3,007
	Illumina Inc.	5.750%	12/13/27	4,875	4,901
	Johnson & Johnson	2.625%	1/15/25	3,233	3,127
	Johnson & Johnson	0.550%	9/1/25	9,490	8,672
	Johnson & Johnson	2.450%	3/1/26	11,460	10,823
	Johnson & Johnson	2.950%	3/3/27	13,923	13,279
	Johnson & Johnson	0.950%	9/1/27	781	682
	Johnson & Johnson	2.900%	1/15/28	1,600	1,507
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,876
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,259	7,032
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,947	5,653
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,332	4,191
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,585	4,090
	McKesson Corp.	0.900%	12/3/25	5,371	4,816
	McKesson Corp.	5.250%	2/15/26	3,045	3,035
	McKesson Corp.	4.900%	7/15/28	864	860
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,840	7,658
	Merck & Co. Inc.	2.750%	2/10/25	9,384	9,042
	Merck & Co. Inc.	0.750%	2/24/26	5,613	5,072
	Merck & Co. Inc.	1.700%	6/10/27	17,689	15,841
	Merck & Co. Inc.	4.050%	5/17/28	4,000	3,930
	Mylan Inc.	4.550%	4/15/28	7,645	7,217
	Novartis Capital Corp.	3.400%	5/6/24	7,835	7,701
	Novartis Capital Corp.	1.750%	2/14/25	8,621	8,173
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.000%	11/20/25	5,662	5,418
	Novartis Capital Corp.	2.000%	2/14/27	17,032	15,611
	Novartis Capital Corp.	3.100%	5/17/27	4,759	4,536
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,132	1,920
	Pfizer Inc.	0.800%	5/28/25	4,540	4,197
	Pfizer Inc.	2.750%	6/3/26	9,439	8,922
	Pfizer Inc.	3.000%	12/15/26	9,083	8,586
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	21,566	21,369
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	21,566	21,303
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	36,500	35,900
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,767	2,521
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	4,966
	Quest Diagnostics Inc.	3.450%	6/1/26	8,509	8,119
	Revvity Inc.	0.850%	9/15/24	6,405	6,027
	Royalty Pharma plc	1.200%	9/2/25	6,035	5,450
	Royalty Pharma plc	1.750%	9/2/27	4,940	4,253
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,548	23,979
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,979	2,780
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,436
	Stryker Corp.	0.600%	12/1/23	2,933	2,873
	Stryker Corp.	3.375%	11/1/25	6,177	5,912
	Stryker Corp.	3.500%	3/15/26	1,545	1,481
	Stryker Corp.	3.650%	3/7/28	5,092	4,842
[2]	Sutter Health	1.321%	8/15/25	2,580	2,349
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,916	15,998
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	9,490	9,536
	UnitedHealth Group Inc.	2.375%	8/15/24	4,989	4,821
	UnitedHealth Group Inc.	5.000%	10/15/24	2,945	2,935
	UnitedHealth Group Inc.	3.750%	7/15/25	16,061	15,634
	UnitedHealth Group Inc.	5.150%	10/15/25	6,575	6,593
	UnitedHealth Group Inc.	3.700%	12/15/25	7,552	7,284
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,067
	UnitedHealth Group Inc.	3.100%	3/15/26	1,675	1,602
	UnitedHealth Group Inc.	1.150%	5/15/26	11,106	10,047
	UnitedHealth Group Inc.	3.450%	1/15/27	5,105	4,896
	UnitedHealth Group Inc.	3.375%	4/15/27	10,149	9,645
	UnitedHealth Group Inc.	3.700%	5/15/27	6,415	6,181
	UnitedHealth Group Inc.	5.250%	2/15/28	4,880	4,975
	UnitedHealth Group Inc.	3.850%	6/15/28	8,046	7,715
	Universal Health Services Inc.	1.650%	9/1/26	5,620	4,925
[2]	UPMC	3.600%	4/3/25	5,665	5,459
	Utah Acquisition Sub Inc.	3.950%	6/15/26	16,100	15,289
	Viatris Inc.	1.650%	6/22/25	6,900	6,352
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,836	5,500
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	5,012	4,733
	Zoetis Inc.	5.400%	11/14/25	5,030	5,045
					1,465,599
Industrials (1.8%)
	3M Co.	2.000%	2/14/25	4,580	4,322
	3M Co.	2.650%	4/15/25	2,900	2,760
[2]	3M Co.	3.000%	8/7/25	8,045	7,683
[2]	3M Co.	2.250%	9/19/26	2,099	1,921
	3M Co.	2.875%	10/15/27	4,895	4,480
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,239
	Amphenol Corp.	2.050%	3/1/25	3,050	2,880
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,571
	Boeing Co.	2.850%	10/30/24	5,760	5,540
	Boeing Co.	4.875%	5/1/25	29,872	29,444
	Boeing Co.	2.600%	10/30/25	4,834	4,499
	Boeing Co.	2.750%	2/1/26	4,395	4,094
	Boeing Co.	2.196%	2/4/26	47,302	43,437
	Boeing Co.	3.100%	5/1/26	5,349	5,030
	Boeing Co.	2.250%	6/15/26	9,714	8,828
	Boeing Co.	2.700%	2/1/27	10,359	9,469
	Boeing Co.	5.040%	5/1/27	16,099	15,916
	Boeing Co.	3.250%	2/1/28	8,000	7,350
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,700	2,635
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,244	7,941

15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,947	5,769
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,080	3,890
	Canadian National Railway Co.	2.750%	3/1/26	4,812	4,533
	Canadian Pacific Railway Co.	1.350%	12/2/24	12,267	11,532
	Canadian Pacific Railway Co.	2.900%	2/1/25	6,441	6,183
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,554	8,590
	Carrier Global Corp.	2.242%	2/15/25	29,583	28,002
	Carrier Global Corp.	2.493%	2/15/27	16,760	15,287
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	7,130	6,733
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	5,815	5,574
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,998	8,735
[2]	Caterpillar Financial Services Corp.	4.900%	1/17/25	5,035	5,013
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,813
[2]	Caterpillar Financial Services Corp.	3.650%	8/12/25	6,476	6,286
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,572	2,331
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,806	6,124
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,383
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	2,980
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,486	8,586
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,538	11,098
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,794
	CNH Industrial Capital LLC	5.450%	10/14/25	2,224	2,211
	CNH Industrial Capital LLC	1.875%	1/15/26	3,740	3,415
	CNH Industrial Capital LLC	4.550%	4/10/28	13,560	13,130
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	3,703	3,583
	CSX Corp.	3.400%	8/1/24	4,769	4,656
	CSX Corp.	3.350%	11/1/25	8,690	8,314
	CSX Corp.	2.600%	11/1/26	5,385	4,985
	CSX Corp.	3.250%	6/1/27	727	686
	Cummins Inc.	0.750%	9/1/25	2,396	2,182
	Deere & Co.	2.750%	4/15/25	3,644	3,501
[4]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	9,706
	Dover Corp.	3.150%	11/15/25	3,571	3,381
	Eaton Corp.	3.103%	9/15/27	5,318	4,989
	Emerson Electric Co.	3.150%	6/1/25	864	830
	Emerson Electric Co.	0.875%	10/15/26	5,664	4,993
	Emerson Electric Co.	1.800%	10/15/27	4,578	4,058
	FedEx Corp.	3.250%	4/1/26	3,050	2,916
	Fortive Corp.	3.150%	6/15/26	5,278	4,995
	General Dynamics Corp.	2.375%	11/15/24	5,066	4,858
	General Dynamics Corp.	3.250%	4/1/25	3,975	3,847
	General Dynamics Corp.	3.500%	5/15/25	3,262	3,172
	General Dynamics Corp.	3.500%	4/1/27	5,000	4,777
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,788
	General Dynamics Corp.	3.750%	5/15/28	8,205	7,863
	Hexcel Corp.	4.200%	2/15/27	3,754	3,552
	Honeywell International Inc.	2.300%	8/15/24	12,340	11,930
	Honeywell International Inc.	4.850%	11/1/24	8,650	8,599
	Honeywell International Inc.	1.350%	6/1/25	2,194	2,049
	Honeywell International Inc.	2.500%	11/1/26	5,174	4,833
	Honeywell International Inc.	1.100%	3/1/27	7,621	6,721
	Honeywell International Inc.	4.950%	2/15/28	4,550	4,614
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	193	186
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,177
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,066
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,102	5,895
[2]	John Deere Capital Corp.	0.625%	9/10/24	6,095	5,762
[2]	John Deere Capital Corp.	2.050%	1/9/25	8,914	8,495
[2]	John Deere Capital Corp.	1.250%	1/10/25	6,825	6,438
[2]	John Deere Capital Corp.	3.400%	6/6/25	8,087	7,833
[2]	John Deere Capital Corp.	4.950%	6/6/25	5,000	4,989
[2]	John Deere Capital Corp.	4.050%	9/8/25	4,060	3,973
[2]	John Deere Capital Corp.	4.800%	1/9/26	2,435	2,427
[2]	John Deere Capital Corp.	0.700%	1/15/26	5,745	5,169
[2]	John Deere Capital Corp.	4.750%	6/8/26	5,000	4,990
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,615	4,149
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,664
[2]	John Deere Capital Corp.	1.300%	10/13/26	5,735	5,102
[2]	John Deere Capital Corp.	1.700%	1/11/27	5,910	5,344
[2]	John Deere Capital Corp.	1.750%	3/9/27	1,442	1,298
[2]	John Deere Capital Corp.	4.150%	9/15/27	16,920	16,523
[2]	John Deere Capital Corp.	3.050%	1/6/28	335	314
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Capital Corp.	4.750%	1/20/28	18,038	18,011
[2]	John Deere Capital Corp.	4.900%	3/3/28	10,075	10,139
[2]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,945
	Keysight Technologies Inc.	4.550%	10/30/24	5,544	5,452
	Keysight Technologies Inc.	4.600%	4/6/27	4,395	4,334
	Kirby Corp.	4.200%	3/1/28	5,693	5,324
	L3Harris Technologies Inc.	3.832%	4/27/25	4,855	4,706
	L3Harris Technologies Inc.	4.400%	6/15/28	7,500	7,210
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	8,488	8,193
	Lennox International Inc.	3.000%	11/15/23	1,625	1,606
	Lennox International Inc.	1.350%	8/1/25	3,773	3,442
[4]	LKQ Corp.	5.750%	6/15/28	6,000	5,977
	Lockheed Martin Corp.	4.950%	10/15/25	3,848	3,840
	Lockheed Martin Corp.	3.550%	1/15/26	8,890	8,630
	Lockheed Martin Corp.	5.100%	11/15/27	42,815	43,577
	Lockheed Martin Corp.	4.450%	5/15/28	10,200	10,065
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	5,600	5,614
	Norfolk Southern Corp.	3.650%	8/1/25	592	570
	Norfolk Southern Corp.	2.900%	6/15/26	7,105	6,692
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,382
	Northrop Grumman Corp.	2.930%	1/15/25	9,678	9,304
	Northrop Grumman Corp.	3.200%	2/1/27	5,757	5,438
	Northrop Grumman Corp.	3.250%	1/15/28	17,326	16,204
	Otis Worldwide Corp.	2.056%	4/5/25	19,974	18,833
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,176
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,242	2,159
[2]	PACCAR Financial Corp.	0.900%	11/8/24	2,547	2,394
[2]	PACCAR Financial Corp.	1.800%	2/6/25	4,567	4,319
	PACCAR Financial Corp.	4.600%	1/10/28	5,000	5,014
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,393	9,075
	Parker-Hannifin Corp.	3.250%	3/1/27	2,835	2,666
	Parker-Hannifin Corp.	4.250%	9/15/27	7,505	7,280
	Precision Castparts Corp.	3.250%	6/15/25	5,704	5,509
	Raytheon Technologies Corp.	3.950%	8/16/25	17,228	16,879
	Raytheon Technologies Corp.	5.000%	2/27/26	1,225	1,224
	Raytheon Technologies Corp.	3.500%	3/15/27	9,608	9,138
	Raytheon Technologies Corp.	3.125%	5/4/27	11,912	11,149
	Raytheon Technologies Corp.	4.125%	11/16/28	2,360	2,273
[4]	Regal Rexnord Corp.	6.050%	2/15/26	5,790	5,801
[4]	Regal Rexnord Corp.	6.050%	4/15/28	10,500	10,433
	Republic Services Inc.	2.500%	8/15/24	6,855	6,615
	Republic Services Inc.	3.200%	3/15/25	6,765	6,509
	Republic Services Inc.	0.875%	11/15/25	3,422	3,080
	Republic Services Inc.	2.900%	7/1/26	4,758	4,481
	Republic Services Inc.	3.950%	5/15/28	937	901
	Rockwell Automation Inc.	2.875%	3/1/25	816	785
[2]	Ryder System Inc.	2.500%	9/1/24	6,198	5,953
[2]	Ryder System Inc.	4.625%	6/1/25	8,644	8,454
[2]	Ryder System Inc.	3.350%	9/1/25	932	886
[2]	Ryder System Inc.	1.750%	9/1/26	3,411	3,039
[2]	Ryder System Inc.	2.850%	3/1/27	2,030	1,855
[2]	Ryder System Inc.	5.650%	3/1/28	4,685	4,696
[2]	Ryder System Inc.	5.250%	6/1/28	6,000	5,933
	Southwest Airlines Co.	5.250%	5/4/25	5,412	5,361
	Southwest Airlines Co.	5.125%	6/15/27	12,950	12,853
	Southwest Airlines Co.	3.450%	11/16/27	2,285	2,106
	Teledyne Technologies Inc.	1.600%	4/1/26	7,395	6,678
	Teledyne Technologies Inc.	2.250%	4/1/28	5,240	4,571
	Textron Inc.	3.875%	3/1/25	4,084	3,966
	Textron Inc.	4.000%	3/15/26	2,375	2,293
	Textron Inc.	3.650%	3/15/27	3,892	3,651
	Timken Co.	3.875%	9/1/24	940	918
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,080	3,958
	Trimble Inc.	4.750%	12/1/24	3,307	3,248
	Tyco Electronics Group SA	3.450%	8/1/24	2,900	2,828
	Tyco Electronics Group SA	4.500%	2/13/26	4,500	4,434
	Tyco Electronics Group SA	3.700%	2/15/26	3,149	3,039
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,543
	Union Pacific Corp.	3.250%	1/15/25	6,789	6,581
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,473
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,010
	Union Pacific Corp.	2.750%	3/1/26	3,772	3,568

16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	465	448
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,520	2,375
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,082	3,829
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	10,780	10,702
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,069	4,861
	United Parcel Service Inc.	2.200%	9/1/24	6,281	6,055
	United Parcel Service Inc.	2.800%	11/15/24	2,764	2,672
	United Parcel Service Inc.	3.900%	4/1/25	1,264	1,238
	United Parcel Service Inc.	2.400%	11/15/26	4,953	4,617
	United Parcel Service Inc.	3.050%	11/15/27	8,250	7,775
	Vontier Corp.	1.800%	4/1/26	4,447	3,955
	Waste Management Inc.	0.750%	11/15/25	4,418	3,986
	Waste Management Inc.	3.150%	11/15/27	10,105	9,483
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,103	4,845
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,940	4,623
	WW Grainger Inc.	1.850%	2/15/25	4,175	3,964
	Xylem Inc.	3.250%	11/1/26	2,124	1,999
					1,114,873
Materials (0.6%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,395
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,372	3,113
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,202	4,680
	Albemarle Corp.	4.650%	6/1/27	2,500	2,436
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,208	4,070
	ArcelorMittal SA	4.550%	3/11/26	3,062	2,989
	ArcelorMittal SA	6.550%	11/29/27	9,126	9,378
	Berry Global Inc.	1.570%	1/15/26	7,391	6,671
	Berry Global Inc.	1.650%	1/15/27	6,225	5,382
[4]	Berry Global Inc.	5.500%	4/15/28	4,340	4,282
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,844	7,804
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	12,140	12,061
	Carlisle Cos. Inc.	3.500%	12/1/24	2,451	2,367
	Celanese US Holdings LLC	5.900%	7/5/24	10,951	10,928
	Celanese US Holdings LLC	6.050%	3/15/25	15,126	15,067
	Celanese US Holdings LLC	1.400%	8/5/26	3,270	2,833
	Celanese US Holdings LLC	6.165%	7/15/27	15,700	15,667
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,782	3,721
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,170
	Dow Chemical Co.	4.550%	11/30/25	269	262
	DuPont de Nemours Inc.	4.493%	11/15/25	8,064	7,900
	Eastman Chemical Co.	3.800%	3/15/25	6,052	5,892
	Ecolab Inc.	2.700%	11/1/26	7,577	7,127
	Ecolab Inc.	3.250%	12/1/27	4,000	3,764
	Ecolab Inc.	5.250%	1/15/28	2,550	2,592
	EIDP Inc.	1.700%	7/15/25	3,974	3,695
	EIDP Inc.	4.500%	5/15/26	4,200	4,123
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,781	2,698
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,934	4,939
	FMC Corp.	5.150%	5/18/26	1,900	1,871
	FMC Corp.	3.200%	10/1/26	5,060	4,700
	Freeport-McMoRan Inc.	4.550%	11/14/24	5,655	5,571
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,620
	Freeport-McMoRan Inc.	4.125%	3/1/28	2,650	2,488
[4]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,928
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,550	1,405
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,831
	Linde Inc.	4.800%	12/5/24	3,670	3,650
	Linde Inc.	2.650%	2/5/25	2,001	1,918
	Linde Inc.	4.700%	12/5/25	4,455	4,422
	Linde Inc.	3.200%	1/30/26	5,184	5,007
	LYB International Finance II BV	3.500%	3/2/27	2,030	1,921
	LYB International Finance III LLC	1.250%	10/1/25	3,240	2,931
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,345	2,316
	Mosaic Co.	4.050%	11/15/27	5,000	4,764
	Nucor Corp.	3.950%	5/23/25	1,920	1,863
	Nucor Corp.	2.000%	6/1/25	7,892	7,380
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	4.300%	5/23/27	4,135	4,020
	Nucor Corp.	3.950%	5/1/28	1,582	1,503
	Nutrien Ltd.	5.900%	11/7/24	2,305	2,306
	Nutrien Ltd.	3.000%	4/1/25	5,190	4,936
	Nutrien Ltd.	5.950%	11/7/25	2,135	2,148
	Nutrien Ltd.	4.000%	12/15/26	4,036	3,871
	Nutrien Ltd.	4.900%	3/27/28	5,188	5,100
	Packaging Corp. of America	3.650%	9/15/24	2,423	2,365
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,603
	PPG Industries Inc.	2.400%	8/15/24	2,185	2,100
	PPG Industries Inc.	1.200%	3/15/26	4,841	4,339
	PPG Industries Inc.	3.750%	3/15/28	1,462	1,390
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,285
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	285	314
	RPM International Inc.	3.750%	3/15/27	5,258	4,936
	Sherwin-Williams Co.	4.050%	8/8/24	1,910	1,879
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,696
	Sherwin-Williams Co.	4.250%	8/8/25	1,550	1,518
	Sherwin-Williams Co.	3.950%	1/15/26	4,624	4,481
	Sherwin-Williams Co.	3.450%	6/1/27	9,946	9,381
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,679
	Southern Copper Corp.	3.875%	4/23/25	4,920	4,779
	Steel Dynamics Inc.	2.800%	12/15/24	3,237	3,091
	Steel Dynamics Inc.	2.400%	6/15/25	9,796	9,160
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,954
	Vulcan Materials Co.	3.900%	4/1/27	2,576	2,476
	Westlake Corp.	3.600%	8/15/26	5,743	5,405
	WRKCo Inc.	3.000%	9/15/24	4,751	4,580
	WRKCo Inc.	3.750%	3/15/25	5,145	4,956
	WRKCo Inc.	4.650%	3/15/26	6,040	5,865
	WRKCo Inc.	4.000%	3/15/28	4,304	4,009
	WRKCo Inc.	3.900%	6/1/28	5,182	4,832
					348,549
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	1,574	1,311
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	12,927	12,386
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,332	4,147
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,279
	American Homes 4 Rent LP	4.250%	2/15/28	3,794	3,574
	American Tower Corp.	2.950%	1/15/25	5,191	4,965
	American Tower Corp.	2.400%	3/15/25	7,568	7,135
	American Tower Corp.	4.000%	6/1/25	8,165	7,889
	American Tower Corp.	1.300%	9/15/25	693	628
	American Tower Corp.	4.400%	2/15/26	4,160	4,044
	American Tower Corp.	1.600%	4/15/26	2,245	2,013
	American Tower Corp.	1.450%	9/15/26	3,910	3,444
	American Tower Corp.	3.375%	10/15/26	10,758	10,057
	American Tower Corp.	2.750%	1/15/27	4,388	3,995
	American Tower Corp.	3.125%	1/15/27	4,279	3,945
	American Tower Corp.	3.650%	3/15/27	4,975	4,662
	American Tower Corp.	3.600%	1/15/28	5,410	4,994
	American Tower Corp.	5.500%	3/15/28	10,245	10,197
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	3,673	3,564
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	3,961	3,814
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,733
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,069
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,543	3,311
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,110
	Boston Properties LP	3.200%	1/15/25	7,020	6,658
	Boston Properties LP	2.750%	10/1/26	8,460	7,493
	Boston Properties LP	6.750%	12/1/27	5,925	5,990
	Brandywine Operating Partnership LP	4.100%	10/1/24	3,428	3,233
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,079	2,443
	Brandywine Operating Partnership LP	7.550%	3/15/28	2,000	1,825
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,868	5,626
	Brixmor Operating Partnership LP	3.900%	3/15/27	6,995	6,435
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,686

17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,884
	Corporate Office Properties LP	2.250%	3/15/26	2,887	2,548
	Crown Castle Inc.	3.200%	9/1/24	6,700	6,493
	Crown Castle Inc.	1.350%	7/15/25	9,165	8,391
	Crown Castle Inc.	4.450%	2/15/26	10,590	10,326
	Crown Castle Inc.	3.700%	6/15/26	6,525	6,204
	Crown Castle Inc.	1.050%	7/15/26	7,920	6,948
	Crown Castle Inc.	4.000%	3/1/27	5,745	5,471
	Crown Castle Inc.	2.900%	3/15/27	4,304	3,940
	Crown Castle Inc.	5.000%	1/11/28	7,132	7,023
	Crown Castle Inc.	3.800%	2/15/28	5,489	5,126
	Crown Castle Inc.	4.800%	9/1/28	6,000	5,830
	CubeSmart LP	4.000%	11/15/25	550	522
	CubeSmart LP	3.125%	9/1/26	3,385	3,116
	Digital Realty Trust LP	3.700%	8/15/27	7,996	7,381
	Digital Realty Trust LP	5.550%	1/15/28	7,025	6,940
	EPR Properties	4.500%	4/1/25	564	533
	EPR Properties	4.750%	12/15/26	875	798
	EPR Properties	4.500%	6/1/27	1,408	1,265
	Equinix Inc.	2.625%	11/18/24	7,162	6,849
	Equinix Inc.	1.250%	7/15/25	2,250	2,055
	Equinix Inc.	1.000%	9/15/25	4,640	4,194
	Equinix Inc.	1.450%	5/15/26	3,978	3,556
	Equinix Inc.	2.900%	11/18/26	4,758	4,365
	Equinix Inc.	1.800%	7/15/27	4,821	4,177
	Equinix Inc.	1.550%	3/15/28	3,824	3,207
	ERP Operating LP	3.375%	6/1/25	3,175	3,051
	ERP Operating LP	2.850%	11/1/26	3,778	3,495
	Essex Portfolio LP	3.875%	5/1/24	4,720	4,631
	Essex Portfolio LP	3.500%	4/1/25	4,443	4,273
	Essex Portfolio LP	3.375%	4/15/26	4,120	3,902
	Essex Portfolio LP	3.625%	5/1/27	5,862	5,476
	Essex Portfolio LP	1.700%	3/1/28	2,243	1,894
	Extra Space Storage LP	5.700%	4/1/28	5,270	5,267
	Federal Realty OP LP	3.250%	7/15/27	2,671	2,422
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,328
	GLP Capital LP	3.350%	9/1/24	4,150	4,006
	GLP Capital LP	5.250%	6/1/25	6,299	6,170
	GLP Capital LP	5.375%	4/15/26	8,138	7,971
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,748	3,452
	Healthpeak OP LLC	3.400%	2/1/25	3,230	3,104
	Healthpeak OP LLC	4.000%	6/1/25	3,456	3,335
	Healthpeak OP LLC	3.250%	7/15/26	3,486	3,249
	Highwoods Realty LP	3.875%	3/1/27	2,832	2,558
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,628
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,315	1,264
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,701
	Hudson Pacific Properties LP	5.950%	2/15/28	2,695	2,154
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,586
	Kilroy Realty LP	4.375%	10/1/25	2,378	2,226
	Kimco Realty OP LLC	3.300%	2/1/25	4,269	4,084
	Kimco Realty OP LLC	3.850%	6/1/25	2,025	1,919
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,171
	Kimco Realty OP LLC	3.800%	4/1/27	2,570	2,395
	Kimco Realty OP LLC	1.900%	3/1/28	2,275	1,917
	Kite Realty Group LP	4.000%	10/1/26	4,003	3,633
	Kite Realty Group Trust	4.000%	3/15/25	785	745
	Life Storage LP	3.500%	7/1/26	2,543	2,391
	Mid-America Apartments LP	4.000%	11/15/25	2,274	2,202
	Mid-America Apartments LP	1.100%	9/15/26	1,390	1,213
	Mid-America Apartments LP	3.600%	6/1/27	3,146	2,976
	Mid-America Apartments LP	4.200%	6/15/28	1,853	1,768
	NNN REIT Inc.	4.000%	11/15/25	139	132
	NNN REIT Inc.	3.600%	12/15/26	5,657	5,262
	NNN REIT Inc.	3.500%	10/15/27	700	642
	NNN REIT Inc.	4.300%	10/15/28	289	270
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,239	4,073
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,252	8,898
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,295	4,834
	Physicians Realty LP	4.300%	3/15/27	3,853	3,628
	Physicians Realty LP	3.950%	1/15/28	1,605	1,467
	Piedmont Operating Partnership LP	4.450%	3/15/24	3,085	3,014
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	3.250%	10/1/26	4,743	4,491
	Prologis LP	2.125%	4/15/27	4,847	4,372
	Prologis LP	4.875%	6/15/28	5,500	5,456
	Public Storage	0.875%	2/15/26	1,618	1,451
	Public Storage	1.500%	11/9/26	1,640	1,469
	Public Storage	3.094%	9/15/27	1,879	1,753
	Public Storage	1.850%	5/1/28	715	621
	Public Storage	1.950%	11/9/28	1,000	858
	Realty Income Corp.	3.875%	7/15/24	2,900	2,836
	Realty Income Corp.	3.875%	4/15/25	2,357	2,283
	Realty Income Corp.	4.625%	11/1/25	4,685	4,611
	Realty Income Corp.	0.750%	3/15/26	5,419	4,764
	Realty Income Corp.	4.875%	6/1/26	3,711	3,673
	Realty Income Corp.	4.125%	10/15/26	5,947	5,702
	Realty Income Corp.	3.000%	1/15/27	4,764	4,401
	Realty Income Corp.	3.950%	8/15/27	4,464	4,244
	Realty Income Corp.	3.400%	1/15/28	4,568	4,213
	Realty Income Corp.	3.650%	1/15/28	5,035	4,700
	Realty Income Corp.	2.200%	6/15/28	3,500	3,027
	Regency Centers LP	3.600%	2/1/27	4,060	3,822
	Regency Centers LP	4.125%	3/15/28	1,644	1,535
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,266
	Sabra Health Care LP	5.125%	8/15/26	4,462	4,213
	Simon Property Group LP	2.000%	9/13/24	11,151	10,632
	Simon Property Group LP	3.375%	10/1/24	15,903	15,436
	Simon Property Group LP	3.500%	9/1/25	12,411	11,899
	Simon Property Group LP	3.300%	1/15/26	4,090	3,894
	Simon Property Group LP	3.250%	11/30/26	1,573	1,474
	Simon Property Group LP	3.375%	6/15/27	4,000	3,718
	Simon Property Group LP	3.375%	12/1/27	1,000	926
	Simon Property Group LP	1.750%	2/1/28	7,620	6,531
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,595
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,552
	Spirit Realty LP	3.200%	1/15/27	1,942	1,749
	Spirit Realty LP	2.100%	3/15/28	1,429	1,201
	STORE Capital Corp.	4.500%	3/15/28	2,550	2,233
	Sun Communities Operating LP	2.300%	11/1/28	2,873	2,419
	Tanger Properties LP	3.125%	9/1/26	3,446	3,057
	Tanger Properties LP	3.875%	7/15/27	2,476	2,228
[2]	UDR Inc.	2.950%	9/1/26	2,672	2,444
	Ventas Realty LP	2.650%	1/15/25	5,047	4,753
	Ventas Realty LP	3.500%	2/1/25	8,252	7,903
	Ventas Realty LP	3.250%	10/15/26	6,022	5,521
	Ventas Realty LP	3.850%	4/1/27	1,059	991
	Ventas Realty LP	4.000%	3/1/28	2,450	2,276
	VICI Properties LP	4.375%	5/15/25	4,815	4,658
	VICI Properties LP	4.750%	2/15/28	9,135	8,655
	Vornado Realty LP	3.500%	1/15/25	3,874	3,648
	Vornado Realty LP	2.150%	6/1/26	4,748	4,022
	Welltower OP LLC	3.625%	3/15/24	4,803	4,716
	Welltower OP LLC	4.000%	6/1/25	22,814	22,048
	Welltower OP LLC	4.250%	4/15/28	5,300	4,994
	Weyerhaeuser Co.	4.750%	5/15/26	2,534	2,489
	WP Carey Inc.	4.000%	2/1/25	1,835	1,781
	WP Carey Inc.	4.250%	10/1/26	2,645	2,536
					658,314
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	4,621	4,389
	Adobe Inc.	3.250%	2/1/25	7,913	7,682
	Adobe Inc.	2.150%	2/1/27	9,003	8,276
	Analog Devices Inc.	2.950%	4/1/25	555	533
	Analog Devices Inc.	3.500%	12/5/26	8,669	8,351
[4]	Analog Devices Inc.	3.450%	6/15/27	4,363	4,133
	Apple Inc.	1.800%	9/11/24	5,700	5,485
	Apple Inc.	2.750%	1/13/25	11,329	10,928
	Apple Inc.	2.500%	2/9/25	11,926	11,450
	Apple Inc.	1.125%	5/11/25	24,206	22,554
	Apple Inc.	3.200%	5/13/25	10,306	9,974
	Apple Inc.	0.550%	8/20/25	3,547	3,239
	Apple Inc.	0.700%	2/8/26	17,542	15,817
	Apple Inc.	3.250%	2/23/26	26,664	25,684
	Apple Inc.	2.450%	8/4/26	23,085	21,628
	Apple Inc.	2.050%	9/11/26	19,718	18,165

18

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	3.350%	2/9/27	23,390	22,442
Apple Inc.	3.200%	5/11/27	16,002	15,276
Apple Inc.	3.000%	6/20/27	5,567	5,275
Apple Inc.	3.000%	11/13/27	10,000	9,425
Apple Inc.	1.200%	2/8/28	19,375	16,773
Apple Inc.	4.000%	5/10/28	22,970	22,580
Applied Materials Inc.	3.900%	10/1/25	4,853	4,742
Applied Materials Inc.	3.300%	4/1/27	8,780	8,380
Arrow Electronics Inc.	3.250%	9/8/24	4,865	4,698
Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,451
Arrow Electronics Inc.	3.875%	1/12/28	4,184	3,874
Autodesk Inc.	4.375%	6/15/25	2,636	2,579
Autodesk Inc.	3.500%	6/15/27	4,360	4,129
Automatic Data Processing Inc.	3.375%	9/15/25	5,027	4,858
Automatic Data Processing Inc.	1.700%	5/15/28	7,238	6,358
Avnet Inc.	4.625%	4/15/26	4,545	4,404
Avnet Inc.	6.250%	3/15/28	3,850	3,891
Block Financial LLC	5.250%	10/1/25	1,347	1,325
Broadcom Corp.	3.875%	1/15/27	23,660	22,567
Broadcom Corp.	3.500%	1/15/28	5,522	5,101
Broadcom Inc.	2.250%	11/15/23	1,595	1,572
Broadcom Inc.	3.625%	10/15/24	9,769	9,497
Broadcom Inc.	3.150%	11/15/25	7,426	7,057
Broadcom Inc.	3.459%	9/15/26	8,235	7,788
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,213
Cadence Design Systems Inc.	4.375%	10/15/24	3,026	2,976
CDW LLC	5.500%	12/1/24	4,215	4,187
CDW LLC	4.125%	5/1/25	3,280	3,171
CDW LLC	2.670%	12/1/26	4,595	4,134
CGI Inc.	1.450%	9/14/26	4,423	3,908
Cintas Corp. No. 2	3.700%	4/1/27	10,648	10,261
Cisco Systems Inc.	2.950%	2/28/26	5,087	4,883
Cisco Systems Inc.	2.500%	9/20/26	9,021	8,452
Dell International LLC	4.000%	7/15/24	4,574	4,497
Dell International LLC	5.850%	7/15/25	17,290	17,352
Dell International LLC	6.020%	6/15/26	24,811	25,167
Dell International LLC	4.900%	10/1/26	17,574	17,452
Dell International LLC	6.100%	7/15/27	3,845	3,961
Dell International LLC	5.250%	2/1/28	7,400	7,385
DXC Technology Co.	1.800%	9/15/26	7,671	6,667
Equifax Inc.	2.600%	12/1/24	5,819	5,546
Equifax Inc.	2.600%	12/15/25	5,388	5,014
Equifax Inc.	5.100%	12/15/27	2,834	2,805
Equifax Inc.	5.100%	6/1/28	9,330	9,206
Fidelity National Information Services Inc.	1.150%	3/1/26	13,177	11,762
Fidelity National Information Services Inc.	1.650%	3/1/28	3,000	2,536
Fiserv Inc.	2.750%	7/1/24	18,848	18,289
Fiserv Inc.	3.850%	6/1/25	4,555	4,419
Fiserv Inc.	3.200%	7/1/26	18,825	17,664
Fiserv Inc.	2.250%	6/1/27	5,948	5,346
Fiserv Inc.	5.450%	3/2/28	7,170	7,206
Flex Ltd.	4.750%	6/15/25	1,584	1,548
Flex Ltd.	3.750%	2/1/26	3,715	3,536
Fortinet Inc.	1.000%	3/15/26	3,125	2,787
Global Payments Inc.	1.500%	11/15/24	6,456	6,068
Global Payments Inc.	2.650%	2/15/25	12,045	11,429
Global Payments Inc.	1.200%	3/1/26	8,148	7,242
Global Payments Inc.	4.800%	4/1/26	5,247	5,130
Global Payments Inc.	2.150%	1/15/27	6,734	5,987
Global Payments Inc.	4.950%	8/15/27	2,164	2,108
GXO Logistics Inc.	1.650%	7/15/26	4,870	4,245
Harman International Industries Inc.	4.150%	5/15/25	3,372	3,266
Hewlett Packard Enterprise Co.	5.900%	10/1/24	8,000	7,991
Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,629	11,471
Hewlett Packard Enterprise Co.	1.750%	4/1/26	5,025	4,579
Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,370	7,300
HP Inc.	2.200%	6/17/25	16,729	15,733
HP Inc.	1.450%	6/17/26	11,276	10,121
HP Inc.	3.000%	6/17/27	8,857	8,169
HP Inc.	4.750%	1/15/28	14,000	13,659
Hubbell Inc.	3.350%	3/1/26	2,557	2,434
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.400%	3/25/25	11,810	11,451
	Intel Corp.	3.700%	7/29/25	20,890	20,296
	Intel Corp.	2.600%	5/19/26	5,099	4,798
	Intel Corp.	3.750%	3/25/27	10,851	10,438
	Intel Corp.	3.150%	5/11/27	3,486	3,269
	Intel Corp.	3.750%	8/5/27	9,185	8,786
	Intel Corp.	4.875%	2/10/28	17,975	17,911
	International Business Machines Corp.	7.000%	10/30/25	8,415	8,759
	International Business Machines Corp.	3.450%	2/19/26	6,245	5,984
	International Business Machines Corp.	3.300%	5/15/26	25,256	24,072
	International Business Machines Corp.	3.300%	1/27/27	3,298	3,118
	International Business Machines Corp.	1.700%	5/15/27	8,939	7,926
	International Business Machines Corp.	6.220%	8/1/27	3,495	3,659
	International Business Machines Corp.	4.500%	2/6/28	13,725	13,458
	Intuit Inc.	0.950%	7/15/25	2,894	2,645
	Jabil Inc.	4.250%	5/15/27	4,270	4,071
	Juniper Networks Inc.	1.200%	12/10/25	3,136	2,806
	KLA Corp.	4.650%	11/1/24	4,762	4,695
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,548	3,950
	Lam Research Corp.	3.800%	3/15/25	2,434	2,378
	Lam Research Corp.	3.750%	3/15/26	8,987	8,722
	Legrand France SA	8.500%	2/15/25	3,699	3,871
	Leidos Inc.	3.625%	5/15/25	4,502	4,317
	Marvell Technology Inc.	1.650%	4/15/26	3,408	3,071
	Marvell Technology Inc.	2.450%	4/15/28	5,500	4,802
	Microchip Technology Inc.	4.250%	9/1/25	8,626	8,359
	Micron Technology Inc.	4.975%	2/6/26	70	69
	Micron Technology Inc.	4.185%	2/15/27	11,022	10,565
	Micron Technology Inc.	5.375%	4/15/28	7,000	6,935
	Microsoft Corp.	2.700%	2/12/25	12,355	11,922
	Microsoft Corp.	3.125%	11/3/25	28,425	27,356
	Microsoft Corp.	2.400%	8/8/26	27,405	25,719
	Microsoft Corp.	3.300%	2/6/27	34,187	32,886
	Moody's Corp.	3.750%	3/24/25	5,280	5,136
	Motorola Solutions Inc.	4.000%	9/1/24	997	973
	Motorola Solutions Inc.	4.600%	2/23/28	5,109	4,952
	NetApp Inc.	3.300%	9/29/24	4,736	4,584
	NetApp Inc.	1.875%	6/22/25	6,376	5,926
	NetApp Inc.	2.375%	6/22/27	1,675	1,519
	Nokia OYJ	4.375%	6/12/27	3,615	3,403
	NVIDIA Corp.	3.200%	9/16/26	8,067	7,770
	NXP BV	2.700%	5/1/25	4,542	4,306
	NXP BV	5.350%	3/1/26	4,308	4,282
	NXP BV	3.875%	6/18/26	4,784	4,598
	NXP BV	3.150%	5/1/27	5,673	5,223
	NXP BV	4.400%	6/1/27	2,995	2,894
	Oracle Corp.	3.400%	7/8/24	17,184	16,809
	Oracle Corp.	2.950%	11/15/24	12,425	11,997
	Oracle Corp.	2.500%	4/1/25	25,197	23,916
	Oracle Corp.	2.950%	5/15/25	22,057	21,048
	Oracle Corp.	1.650%	3/25/26	29,162	26,482
	Oracle Corp.	2.650%	7/15/26	22,857	21,164
	Oracle Corp.	2.800%	4/1/27	19,747	18,168
	Oracle Corp.	2.300%	3/25/28	19,870	17,529
	PayPal Holdings Inc.	2.400%	10/1/24	8,683	8,350
	PayPal Holdings Inc.	1.650%	6/1/25	6,535	6,117
	PayPal Holdings Inc.	2.650%	10/1/26	14,380	13,372
	PayPal Holdings Inc.	3.900%	6/1/27	256	248
[4]	Qorvo Inc.	1.750%	12/15/24	3,440	3,200
	QUALCOMM Inc.	3.450%	5/20/25	4,544	4,409
	QUALCOMM Inc.	3.250%	5/20/27	17,691	16,772
	Roper Technologies Inc.	2.350%	9/15/24	6,285	6,029
	Roper Technologies Inc.	1.000%	9/15/25	10,079	9,165
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,750
	Roper Technologies Inc.	3.800%	12/15/26	1,499	1,434
	S&P Global Inc.	2.950%	1/22/27	5,664	5,320
	S&P Global Inc.	2.450%	3/1/27	6,893	6,363

19

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salesforce Inc.	3.700%	4/11/28	11,983	11,559
	Skyworks Solutions Inc.	1.800%	6/1/26	7,808	6,987
	TD SYNNEX Corp.	1.250%	8/9/24	5,936	5,601
	TD SYNNEX Corp.	1.750%	8/9/26	5,282	4,611
	Texas Instruments Inc.	1.375%	3/12/25	12,403	11,652
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,267
	Texas Instruments Inc.	4.600%	2/15/28	5,950	5,962
	TSMC Arizona Corp.	1.750%	10/25/26	10,550	9,390
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	7,826
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	8,817
	VMware Inc.	1.000%	8/15/24	5,679	5,377
	VMware Inc.	4.500%	5/15/25	9,235	9,040
	VMware Inc.	1.400%	8/15/26	15,453	13,635
	VMware Inc.	4.650%	5/15/27	5,515	5,359
	VMware Inc.	3.900%	8/21/27	9,442	8,963
	VMware Inc.	1.800%	8/15/28	3,013	2,531
	Western Digital Corp.	4.750%	2/15/26	19,275	18,367
	Workday Inc.	3.500%	4/1/27	8,136	7,712
					1,483,520
Utilities (1.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	5,111	4,792
	AES Corp.	1.375%	1/15/26	5,333	4,763
	AES Corp.	5.450%	6/1/28	7,000	6,875
	Alabama Power Co.	3.750%	9/1/27	4,337	4,149
	Ameren Corp.	2.500%	9/15/24	2,804	2,689
	Ameren Corp.	3.650%	2/15/26	4,120	3,926
	Ameren Corp.	1.950%	3/15/27	1,860	1,654
	Ameren Corp.	1.750%	3/15/28	4,066	3,490
	Ameren Illinois Co.	3.250%	3/1/25	3,565	3,446
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	1,745	1,575
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,250
	American Electric Power Co. Inc.	3.875%	2/15/62	5,105	4,093
	American Water Capital Corp.	2.950%	9/1/27	7,438	6,873
	Appalachian Power Co.	3.400%	6/1/25	2,011	1,925
[2]	Appalachian Power Co.	3.300%	6/1/27	1,059	990
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,183
	Atmos Energy Corp.	3.000%	6/15/27	4,235	3,968
	Avangrid Inc.	3.150%	12/1/24	7,713	7,409
	Avangrid Inc.	3.200%	4/15/25	3,857	3,670
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,225	2,963
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,794	4,682
	Black Hills Corp.	1.037%	8/23/24	6,550	6,190
	Black Hills Corp.	3.950%	1/15/26	4,310	4,120
	Black Hills Corp.	3.150%	1/15/27	4,000	3,707
	Black Hills Corp.	5.950%	3/15/28	2,500	2,531
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,300	2,116
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,630	3,395
	CenterPoint Energy Inc.	2.500%	9/1/24	3,357	3,225
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,219
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	15,900	15,910
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,168
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,618
	Commonwealth Edison Co.	2.550%	6/15/26	4,324	4,043
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,147
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,662	5,330
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,698
	Constellation Energy Generation LLC	5.600%	3/1/28	2,611	2,635
	Consumers Energy Co.	4.650%	3/1/28	6,800	6,750
	Dominion Energy Inc.	3.071%	8/15/24	6,725	6,497
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,696	5,463
	Dominion Energy Inc.	3.900%	10/1/25	8,308	8,023
[2]	Dominion Energy Inc.	1.450%	4/15/26	5,512	4,958
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,874	6,372
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,350	1,274
	DTE Electric Co.	3.375%	3/1/25	5,325	5,160
[2]	DTE Energy Co.	2.529%	10/1/24	8,446	8,087
	DTE Energy Co.	4.220%	11/1/24	9,035	8,840
[2]	DTE Energy Co.	1.050%	6/1/25	8,927	8,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Energy Co.	2.850%	10/1/26	4,994	4,600
	DTE Energy Co.	4.875%	6/1/28	3,000	2,936
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,193	5,820
	Duke Energy Corp.	0.900%	9/15/25	2,277	2,072
	Duke Energy Corp.	5.000%	12/8/25	2,200	2,186
	Duke Energy Corp.	2.650%	9/1/26	6,890	6,372
	Duke Energy Corp.	5.000%	12/8/27	9,880	9,813
	Duke Energy Corp.	3.250%	1/15/82	2,157	1,606
	Duke Energy Florida LLC	3.200%	1/15/27	6,040	5,727
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,993	4,775
	Edison International	3.550%	11/15/24	9,542	9,230
	Edison International	4.950%	4/15/25	2,218	2,178
	Emera US Finance LP	3.550%	6/15/26	5,067	4,798
	Enel Americas SA	4.000%	10/25/26	5,212	5,031
	Entergy Arkansas LLC	3.500%	4/1/26	3,372	3,234
	Entergy Corp.	0.900%	9/15/25	6,090	5,475
	Entergy Corp.	2.950%	9/1/26	9,604	8,869
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,546
	Entergy Louisiana LLC	5.590%	10/1/24	2,642	2,638
	Entergy Louisiana LLC	5.400%	11/1/24	1,698	1,692
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,494
	Evergy Inc.	2.450%	9/15/24	8,326	7,993
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,338	2,168
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,408
[2]	Eversource Energy	2.900%	10/1/24	4,745	4,566
[2]	Eversource Energy	3.150%	1/15/25	2,617	2,517
[2]	Eversource Energy	1.400%	8/15/26	3,210	2,849
	Eversource Energy	4.600%	7/1/27	5,095	4,973
[2]	Eversource Energy	3.300%	1/15/28	2,750	2,532
	Eversource Energy	5.450%	3/1/28	15,000	15,105
[2]	Exelon Corp.	3.950%	6/15/25	10,996	10,644
	Exelon Corp.	3.400%	4/15/26	6,257	5,960
	Exelon Corp.	2.750%	3/15/27	6,226	5,703
	Exelon Corp.	5.150%	3/15/28	5,305	5,287
	Florida Power & Light Co.	2.850%	4/1/25	3,523	3,388
	Florida Power & Light Co.	3.125%	12/1/25	5,625	5,381
	Florida Power & Light Co.	4.450%	5/15/26	4,000	3,966
	Florida Power & Light Co.	5.050%	4/1/28	11,199	11,289
	Florida Power & Light Co.	4.400%	5/15/28	10,150	9,960
	Fortis Inc.	3.055%	10/4/26	6,212	5,734
[2]	Georgia Power Co.	2.200%	9/15/24	8,354	7,986
	Georgia Power Co.	3.250%	3/30/27	4,533	4,222
	Georgia Power Co.	4.650%	5/16/28	12,845	12,600
	Interstate Power & Light Co.	3.250%	12/1/24	4,194	4,050
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,790
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	488
	MidAmerican Energy Co.	3.500%	10/15/24	9,292	9,040
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,119
	National Fuel Gas Co.	5.200%	7/15/25	2,421	2,373
	National Fuel Gas Co.	5.500%	1/15/26	5,257	5,176
	National Fuel Gas Co.	5.500%	10/1/26	1,800	1,764
	National Grid plc	5.602%	6/12/28	4,050	4,068
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	5,080	4,884
[2]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,166	2,083
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,141	4,151
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,546	8,134
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,708	3,284
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,244
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,000	3,727
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,745	3,709
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,000	4,984
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,865
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	10,055	9,887

20

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,800	2,816
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,391	3,328
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	11,216	9,999
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,465	14,594
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	10,975	10,738
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,180	9,090
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	14,400	12,345
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,975	4,196
	NiSource Inc.	0.950%	8/15/25	14,151	12,916
	NiSource Inc.	3.490%	5/15/27	9,118	8,592
	NiSource Inc.	5.250%	3/30/28	6,450	6,457
	NSTAR Electric Co.	3.200%	5/15/27	3,129	2,938
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,232	1,179
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,620
[4]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,304
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,056	10,474
	Pacific Gas & Electric Co.	3.450%	7/1/25	12,952	12,255
	Pacific Gas & Electric Co.	3.150%	1/1/26	18,560	17,230
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,435	2,235
	Pacific Gas & Electric Co.	2.100%	8/1/27	4,525	3,881
	Pacific Gas & Electric Co.	3.300%	12/1/27	6,625	5,837
	PECO Energy Co.	3.150%	10/15/25	3,211	3,074
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,414
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,685
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,591
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	924
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,007	1,878
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,697	7,866
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,630	3,708
	Puget Energy Inc.	3.650%	5/15/25	4,690	4,487
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,127	3,854
	Sempra Energy	3.300%	4/1/25	4,835	4,641
	Sempra Energy	3.250%	6/15/27	7,853	7,263
	Sempra Energy	3.400%	2/1/28	5,703	5,257
	Sempra Energy	4.125%	4/1/52	4,988	4,038
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	5,912
[2]	Southern California Edison Co.	0.975%	8/1/24	4,680	4,444
[2]	Southern California Edison Co.	3.700%	8/1/25	9,617	9,260
[2]	Southern California Edison Co.	1.200%	2/1/26	3,050	2,727
	Southern California Edison Co.	5.850%	11/1/27	4,448	4,553
	Southern California Edison Co.	5.300%	3/1/28	10,224	10,238
	Southern California Gas Co.	3.150%	9/15/24	2,511	2,434
	Southern California Gas Co.	3.200%	6/15/25	3,561	3,409
[2]	Southern California Gas Co.	2.600%	6/15/26	5,439	5,072
	Southern California Gas Co.	2.950%	4/15/27	5,820	5,432
	Southern Co.	4.475%	8/1/24	4,635	4,551
	Southern Co.	5.150%	10/6/25	1,867	1,859
	Southern Co.	3.250%	7/1/26	20,712	19,500
	Southern Co.	4.850%	6/15/28	5,000	4,909
[2]	Southern Co.	4.000%	1/15/51	10,174	9,441
[2]	Southern Co.	3.750%	9/15/51	7,210	6,141
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,974	1,861
	Southern Power Co.	4.150%	12/1/25	1,655	1,620
	Southern Power Co.	0.900%	1/15/26	1,125	1,008
	Southwest Gas Corp.	5.800%	12/1/27	1,250	1,263
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,159
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	5,239	4,740
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	3,038	2,796
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	5,000	4,746
	Tampa Electric Co.	3.875%	7/12/24	1,270	1,248
	Union Electric Co.	2.950%	6/15/27	3,424	3,191
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,858	5,594
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,557	10,066
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,460
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	9,610	9,105
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	997
	WEC Energy Group Inc.	5.000%	9/27/25	1,430	1,417
	WEC Energy Group Inc.	4.750%	1/9/26	1,655	1,631
	WEC Energy Group Inc.	5.150%	10/1/27	7,007	7,005
	WEC Energy Group Inc.	4.750%	1/15/28	5,180	5,066
	Wisconsin Electric Power Co.	2.050%	12/15/24	890	845
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,003
	Xcel Energy Inc.	3.300%	6/1/25	5,880	5,633
	Xcel Energy Inc.	3.350%	12/1/26	2,689	2,525
	Xcel Energy Inc.	1.750%	3/15/27	4,762	4,215
	Xcel Energy Inc.	4.000%	6/15/28	4,000	3,818
					956,761
Total Corporate Bonds (Cost $18,247,653)					17,243,291
Sovereign Bonds (5.7%)
[2]	African Development Bank	0.875%	3/23/26	24,170	21,840
[2]	African Development Bank	0.875%	7/22/26	11,703	10,457
[2]	African Development Bank	4.375%	11/3/27	19,225	19,244
	African Development Bank	4.375%	3/14/28	19,500	19,555
[2]	Asian Development Bank	4.125%	9/27/24	18,460	18,174
[2]	Asian Development Bank	0.625%	10/8/24	12,010	11,321
	Asian Development Bank	1.500%	10/18/24	29,259	27,870
[2]	Asian Development Bank	2.000%	1/22/25	6,843	6,520
	Asian Development Bank	0.625%	4/29/25	55,975	51,704
[2]	Asian Development Bank	2.875%	5/6/25	34,610	33,301
[2]	Asian Development Bank	4.625%	6/13/25	9,950	9,880
[2]	Asian Development Bank	0.375%	9/3/25	19,044	17,318
	Asian Development Bank	4.250%	1/9/26	34,377	34,014
[2]	Asian Development Bank	0.500%	2/4/26	25,772	23,180
[2]	Asian Development Bank	1.000%	4/14/26	23,218	21,041
[2]	Asian Development Bank	2.000%	4/24/26	25,093	23,378
[2]	Asian Development Bank	2.625%	1/12/27	5,041	4,737
[2]	Asian Development Bank	1.500%	1/20/27	36,052	32,546
[2]	Asian Development Bank	3.125%	8/20/27	27,320	26,097
[2]	Asian Development Bank	3.750%	4/25/28	21,530	21,053
	Asian Infrastructure Investment Bank	0.500%	5/28/25	21,320	19,515
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,690	15,154
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,890	24,963
	Asian Infrastructure Investment Bank	3.750%	9/14/27	8,335	8,104
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,800	18,440
	Canadian Government Bond	1.625%	1/22/25	24,139	22,886
	Canadian Government Bond	2.875%	4/28/25	22,956	22,108
	Canadian Government Bond	0.750%	5/19/26	35,585	31,934
	Canadian Government Bond	3.750%	4/26/28	22,270	21,813
	Corp. Andina de Fomento	1.250%	10/26/24	7,595	7,144
	Corp. Andina de Fomento	1.625%	9/23/25	7,595	6,993
	Corp. Andina de Fomento	5.250%	11/21/25	19,190	19,083
	Corp. Andina de Fomento	4.750%	4/1/26	5,155	5,064
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,472
	Council of Europe Development Bank	1.375%	2/27/25	11,475	10,799
	Council of Europe Development Bank	3.000%	6/16/25	4,695	4,516
	Council of Europe Development Bank	3.750%	5/25/26	8,850	8,642
	Council of Europe Development Bank	0.875%	9/22/26	6,745	5,996
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,389
	Equinor ASA	3.250%	11/10/24	12,213	11,860
	Equinor ASA	2.875%	4/6/25	12,810	12,283
	Equinor ASA	1.750%	1/22/26	8,394	7,747
	Equinor ASA	3.000%	4/6/27	475	445
	Equinor ASA	7.250%	9/23/27	155	170
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,610	4,353
	European Bank for Reconstruction & Development	0.500%	5/19/25	39,581	36,394

21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,760	9,737
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	18,914
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	5,265	5,290
	European Investment Bank	0.375%	7/24/24	33,150	31,443
	European Investment Bank	2.500%	10/15/24	6,537	6,310
	European Investment Bank	1.875%	2/10/25	40,522	38,506
	European Investment Bank	1.625%	3/14/25	44,475	42,000
	European Investment Bank	0.625%	7/25/25	43,020	39,498
	European Investment Bank	2.750%	8/15/25	30,970	29,667
	European Investment Bank	0.375%	12/15/25	14,960	13,481
	European Investment Bank	0.375%	3/26/26	38,790	34,617
	European Investment Bank	2.125%	4/13/26	20,861	19,519
	European Investment Bank	0.750%	10/26/26	7,132	6,314
[2]	European Investment Bank	1.375%	3/15/27	25,660	23,002
	European Investment Bank	0.625%	10/21/27	705	605
	European Investment Bank	3.250%	11/15/27	16,806	16,133
	European Investment Bank	3.875%	3/15/28	36,400	35,821
[6]	Export Development Canada	3.375%	8/26/25	20,785	20,165
[6]	Export Development Canada	4.375%	6/29/26	21,675	21,528
[6]	Export Development Canada	3.000%	5/25/27	18,355	17,399
[6]	Export Development Canada	3.875%	2/14/28	16,670	16,376
	Export-Import Bank of Korea	4.000%	9/15/24	14,475	14,200
	Export-Import Bank of Korea	2.875%	1/21/25	9,055	8,712
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,594
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,669
	Export-Import Bank of Korea	4.875%	1/11/26	3,600	3,553
	Export-Import Bank of Korea	0.625%	2/9/26	2,700	2,391
	Export-Import Bank of Korea	2.625%	5/26/26	12,795	11,842
	Export-Import Bank of Korea	3.250%	8/12/26	3,735	3,504
	Export-Import Bank of Korea	1.125%	12/29/26	6,737	5,831
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	5,949
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,199
	Export-Import Bank of Korea	4.250%	9/15/27	6,480	6,334
	Export-Import Bank of Korea	5.000%	1/11/28	15,900	15,989
[2]	Hydro-Quebec	8.050%	7/7/24	4,995	5,100
	Inter-American Development Bank	3.250%	7/1/24	10,202	9,980
	Inter-American Development Bank	0.500%	9/23/24	20,199	19,040
	Inter-American Development Bank	2.125%	1/15/25	23,495	22,444
[2]	Inter-American Development Bank	1.750%	3/14/25	32,793	31,010
	Inter-American Development Bank	0.875%	4/3/25	29,343	27,292
	Inter-American Development Bank	0.625%	7/15/25	20,005	18,369
[2]	Inter-American Development Bank	0.875%	4/20/26	28,046	25,303
[2,5]	Inter-American Development Bank	4.500%	5/15/26	19,475	19,403
[2]	Inter-American Development Bank	2.000%	6/2/26	16,035	14,896
	Inter-American Development Bank	2.000%	7/23/26	9,692	8,978
	Inter-American Development Bank	2.375%	7/7/27	26,172	24,300
	Inter-American Development Bank	4.000%	1/12/28	37,980	37,555
	Inter-American Investment Corp.	4.125%	2/15/28	9,250	9,110
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	25,551	24,447
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	34,791	33,509
	International Bank for Reconstruction & Development	1.625%	1/15/25	36,124	34,252
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,392	5,138
	International Bank for Reconstruction & Development	0.750%	3/11/25	39,205	36,475
	International Bank for Reconstruction & Development	0.625%	4/22/25	70,255	64,948
	International Bank for Reconstruction & Development	0.375%	7/28/25	47,443	43,307
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	33,063	31,541
	International Bank for Reconstruction & Development	0.500%	10/28/25	54,539	49,514
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	3,125	3,013
	International Bank for Reconstruction & Development	0.875%	7/15/26	16,847	15,090
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,638	10,690
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.125%	6/15/27	32,310	30,790
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,435	33,888
	International Bank for Reconstruction & Development	3.500%	7/12/28	35,775	34,551
[2]	International Finance Corp.	1.375%	10/16/24	16,200	15,410
[2]	International Finance Corp.	0.375%	7/16/25	13,735	12,567
[2]	International Finance Corp.	3.625%	9/15/25	20,000	19,531
[2]	International Finance Corp.	2.125%	4/7/26	5,284	4,941
[2]	International Finance Corp.	0.750%	10/8/26	17,000	15,060
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	14,825	14,812
[2,7]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,073
[2,7]	Japan Bank for International Cooperation	1.750%	10/17/24	4,365	4,158
[2,7]	Japan Bank for International Cooperation	2.125%	2/10/25	1,946	1,848
[7]	Japan Bank for International Cooperation	2.875%	4/14/25	17,250	16,520
[2,7]	Japan Bank for International Cooperation	2.500%	5/28/25	6,509	6,177
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	24,143	22,065
[2,7]	Japan Bank for International Cooperation	2.750%	1/21/26	6,675	6,323
[7]	Japan Bank for International Cooperation	4.250%	1/26/26	20,385	20,048
[2,7]	Japan Bank for International Cooperation	2.375%	4/20/26	7,195	6,715
[7]	Japan Bank for International Cooperation	4.250%	4/27/26	9,910	9,737
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	3,436	3,135
[2,7]	Japan Bank for International Cooperation	2.250%	11/4/26	12,774	11,723
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	14,870	13,832
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,230
[7]	Japan Bank for International Cooperation	4.375%	10/5/27	8,425	8,328
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	13,275	12,272
[7]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,544
[7]	Japan International Cooperation Agency	3.250%	5/25/27	31,570	29,680
[7]	Japan International Cooperation Agency	4.000%	5/23/28	5,250	5,098
[8]	KFW	1.375%	8/5/24	30,804	29,475
[8]	KFW	0.500%	9/20/24	44,951	42,380
[8]	KFW	2.500%	11/20/24	42,178	40,611
[8]	KFW	1.250%	1/31/25	39,580	37,238
[8]	KFW	2.000%	5/2/25	20,325	19,251
[8]	KFW	0.375%	7/18/25	53,443	48,795
[8]	KFW	0.625%	1/22/26	37,173	33,579
[8]	KFW	3.625%	4/1/26	24,645	24,017
[8]	KFW	1.000%	10/1/26	27,540	24,643
[8]	KFW	3.000%	5/20/27	26,130	24,795
[8]	KFW	3.750%	2/15/28	33,675	32,942
[8]	KFW	3.875%	6/15/28	30,875	30,426
	Korea Development Bank	2.125%	10/1/24	6,900	6,615
	Korea Development Bank	0.750%	1/25/25	11,295	10,510
	Korea Development Bank	4.000%	9/8/25	1,505	1,462
	Korea Development Bank	3.375%	9/16/25	12,110	11,603
	Korea Development Bank	3.000%	1/13/26	12,015	11,337
	Korea Development Bank	2.000%	9/12/26	7,280	6,556
	Korea Development Bank	1.375%	4/25/27	6,540	5,756
	Korea Development Bank	4.375%	2/15/28	16,475	16,155
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,180	13,512
[2,8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	18,075	16,592
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,953	15,162
[8]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	14,395	13,001
[2,8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,433	8,662

22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	10,900	10,728
	Nordic Investment Bank	0.375%	9/20/24	7,075	6,668
	Nordic Investment Bank	0.375%	9/11/25	14,490	13,173
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	11,889
	Nordic Investment Bank	3.375%	9/8/27	385	371
	Nordic Investment Bank	4.375%	3/14/28	21,525	21,633
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	11,127	10,492
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	24,440	22,189
[9]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,575	5,490
[2,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	6,938	6,228
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	14,400	13,995
[9]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	12,300	12,269
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	4,025	3,995
[2,10]	Petroleos Mexicanos	2.290%	2/15/24	190	184
	Province of Alberta	1.875%	11/13/24	17,184	16,385
	Province of Alberta	1.000%	5/20/25	14,944	13,833
[2]	Province of British Columbia	1.750%	9/27/24	13,601	13,008
[2]	Province of British Columbia	6.500%	1/15/26	1,638	1,696
	Province of British Columbia	0.900%	7/20/26	7,475	6,675
	Province of Manitoba	2.125%	6/22/26	4,116	3,816
	Province of Ontario	0.625%	1/21/26	24,491	22,038
	Province of Ontario	1.050%	4/14/26	14,860	13,439
	Province of Ontario	2.500%	4/27/26	17,185	16,162
	Province of Ontario	3.100%	5/19/27	22,370	21,150
[2]	Province of Quebec	2.875%	10/16/24	18,420	17,837
[2]	Province of Quebec	1.500%	2/11/25	9,815	9,250
	Province of Quebec	0.600%	7/23/25	33,080	30,308
	Province of Quebec	2.500%	4/20/26	18,440	17,369
	Province of Quebec	2.750%	4/12/27	8,420	7,868
	Province of Quebec	3.625%	4/13/28	10,455	10,082
	Province of Saskatchewan	3.250%	6/8/27	7,360	6,995
	Republic of Chile	3.125%	3/27/25	5,030	4,873
	Republic of Chile	3.125%	1/21/26	4,888	4,681
[2]	Republic of Chile	2.750%	1/31/27	10,945	10,151
[2]	Republic of Chile	3.240%	2/6/28	11,510	10,818
[2]	Republic of Indonesia	4.150%	9/20/27	6,600	6,403
	Republic of Indonesia	3.500%	1/11/28	9,200	8,674
[2]	Republic of Indonesia	4.550%	1/11/28	7,420	7,327
	Republic of Indonesia	4.100%	4/24/28	3,125	3,019
	Republic of Italy	2.375%	10/17/24	25,500	24,359
	Republic of Italy	1.250%	2/17/26	15,987	14,277
	Republic of Korea	5.625%	11/3/25	1,789	1,795
[2]	Republic of Panama	4.000%	9/22/24	1,031	1,008
[2]	Republic of Panama	3.750%	3/16/25	5,414	5,240
	Republic of Panama	7.125%	1/29/26	13,461	14,028
	Republic of Panama	8.875%	9/30/27	8,500	9,744
[2]	Republic of Panama	3.875%	3/17/28	8,484	8,025
	Republic of Peru	7.350%	7/21/25	11,790	12,214
[2]	Republic of Peru	2.392%	1/23/26	7,225	6,733
	Republic of Peru	4.125%	8/25/27	7,460	7,271
	Republic of Poland	3.250%	4/6/26	10,975	10,570
[2]	Republic of Poland	5.500%	11/16/27	11,816	12,124
	Republic of the Philippines	9.500%	10/21/24	3,456	3,672
	Republic of the Philippines	10.625%	3/16/25	18,727	20,511
	Republic of the Philippines	5.500%	3/30/26	4,956	5,053
	Republic of the Philippines	3.229%	3/29/27	4,360	4,121
	Republic of the Philippines	5.170%	10/13/27	9,200	9,361
	Republic of the Philippines	3.000%	2/1/28	7,775	7,221
	State of Israel	2.875%	3/16/26	8,689	8,236
	State of Israel	3.250%	1/17/28	7,300	6,819
[2]	Svensk Exportkredit AB	0.375%	7/30/24	13,769	13,029
	Svensk Exportkredit AB	0.625%	10/7/24	7,210	6,787
[2]	Svensk Exportkredit AB	0.625%	5/14/25	21,355	19,631
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Svensk Exportkredit AB	4.000%	7/15/25	8,775	8,601
	Svensk Exportkredit AB	0.500%	8/26/25	12,190	11,085
[2]	Svensk Exportkredit AB	4.625%	11/28/25	9,855	9,786
[2]	Svensk Exportkredit AB	4.375%	2/13/26	10,180	10,058
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,315	7,630
	Svensk Exportkredit AB	4.125%	6/14/28	8,750	8,640
[2]	United Mexican States	3.900%	4/27/25	5,103	5,023
	United Mexican States	4.125%	1/21/26	21,620	21,220
	United Mexican States	4.150%	3/28/27	25,859	25,343
	United Mexican States	3.750%	1/11/28	1,688	1,606
[2]	United Mexican States	5.400%	2/9/28	12,430	12,638
Total Sovereign Bonds (Cost $3,831,071)					3,617,044
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	8,850	8,848
	California GO	2.650%	4/1/26	1,320	1,241
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,640
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,798
	University of California Revenue	0.883%	5/15/25	2,000	1,852
	University of California Revenue	3.063%	7/1/25	2,677	2,577
	University of California Revenue	1.316%	5/15/27	4,890	4,336
	Utah GO	4.554%	7/1/24	3,605	3,574
Total Taxable Municipal Bonds (Cost $41,757)					39,866
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $197,422)	5.150%		1,974,610	197,421
Total Investments (99.6%) (Cost $66,525,885)					62,902,562
Other Assets and Liabilities—Net (0.4%)					266,760
Net Assets (100%)					63,169,322
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $130,808,000, representing 0.2% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $66,328,463)	62,705,141
Affiliated Issuers (Cost $197,422)	197,421
Total Investments in Securities	62,902,562
Investment in Vanguard	2,273
Cash	170
Receivables for Investment Securities Sold	1,554,910
Receivables for Accrued Income	388,695
Receivables for Capital Shares Issued	31,744
Other Assets	242
Total Assets	64,880,596
Liabilities
Payables for Investment Securities Purchased	1,677,039
Payables for Capital Shares Redeemed	25,033
Payables for Distributions	7,962
Payables to Vanguard	1,240
Total Liabilities	1,711,274
Net Assets	63,169,322
At June 30, 2023, net assets consisted of:

Paid-in Capital	67,959,128
Total Distributable Earnings (Loss)	(4,789,806)
Net Assets	63,169,322

Investor Shares—Net Assets
Applicable to 5,448,169 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,864
Net Asset Value Per Share—Investor Shares	$9.89

ETF Shares—Net Assets
Applicable to 488,179,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,850,654
Net Asset Value Per Share—ETF Shares	$75.49

Admiral Shares—Net Assets
Applicable to 1,416,526,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,005,230
Net Asset Value Per Share—Admiral Shares	$9.89

Institutional Shares—Net Assets
Applicable to 554,583,778 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,483,265
Net Asset Value Per Share—Institutional Shares	$9.89

Institutional Plus Shares—Net Assets
Applicable to 685,373,808 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,776,309
Net Asset Value Per Share—Institutional Plus Shares	$9.89

See accompanying Notes, which are an integral part of the Financial Statements.
24

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	706,017
Total Income	706,017
Expenses
The Vanguard Group—Note B
Investment Advisory Services	607
Management and Administrative—Investor Shares	34
Management and Administrative—ETF Shares	5,410
Management and Administrative—Admiral Shares	4,384
Management and Administrative—Institutional Shares	1,202
Management and Administrative—Institutional Plus Shares	1,140
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,099
Marketing and Distribution—Admiral Shares	476
Marketing and Distribution—Institutional Shares	118
Marketing and Distribution—Institutional Plus Shares	120
Custodian Fees	61
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	496
Shareholders’ Reports—Admiral Shares	94
Shareholders’ Reports—Institutional Shares	9
Shareholders’ Reports—Institutional Plus Shares	13
Trustees’ Fees and Expenses	17
Other Expenses	19
Total Expenses	15,301
Expenses Paid Indirectly	(9)
Net Expenses	15,292
Net Investment Income	690,725
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(593,821)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	723,278
Net Increase (Decrease) in Net Assets Resulting from Operations	820,182
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,406,000, ($35,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($65,274,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	690,725	975,184
Realized Net Gain (Loss)	(593,821)	(885,400)
Change in Unrealized Appreciation (Depreciation)	723,278	(4,141,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	820,182	(4,051,800)
Distributions
Investor Shares	(544)	(748)
ETF Shares	(329,408)	(563,440)
Admiral Shares	(155,991)	(235,930)
Institutional Shares	(59,976)	(89,827)
Institutional Plus Shares	(73,022)	(102,136)
Total Distributions	(618,941)	(992,081)
Capital Share Transactions
Investor Shares	2,651	(18,826)
ETF Shares	(975,912)	(1,574,459)
Admiral Shares	(1,083,877)	(2,111,103)
Institutional Shares	(106,559)	(747,364)
Institutional Plus Shares	42,327	(539,307)
Net Increase (Decrease) from Capital Share Transactions	(2,121,370)	(4,991,059)
Total Increase (Decrease)	(1,920,129)	(10,034,940)
Net Assets
Beginning of Period	65,089,451	75,124,391
End of Period	63,169,322	65,089,451

See accompanying Notes, which are an integral part of the Financial Statements.
26

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.102	.133	.116	.185	.230	.198
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.726)	(.241)	.300	.258	(.069)
Total from Investment Operations	.122	(.593)	(.125)	.485	.488	.129
Distributions
Dividends from Net Investment Income	(.102)	(.134)	(.116)	(.185)	(.228)	(.199)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—	—
Total Distributions	(.102)	(.137)	(.145)	(.185)	(.228)	(.199)
Net Asset Value, End of Period	$9.89	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return[2]	1.23%	-5.61%	-1.15%	4.61%	4.77%	1.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54	$51	$74	$91	$89	$1,143
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.31%	1.08%	1.71%	2.18%	1.94%
Portfolio Turnover Rate[4]	31%	41%	37%	49%	44%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$75.21	$80.81	$82.81	$80.55	$78.56	$79.09
Investment Operations
Net Investment Income[1]	.816	1.106	.960	1.474	1.819	1.580
Net Realized and Unrealized Gain (Loss) on Investments	.133	(5.580)	(1.785)	2.267	2.014	(.545)
Total from Investment Operations	.949	(4.474)	(.825)	3.741	3.833	1.035
Distributions
Dividends from Net Investment Income	(.669)	(1.105)	(.953)	(1.481)	(1.843)	(1.565)
Distributions from Realized Capital Gains	—	(.021)	(.222)	—	—	—
Total Distributions	(.669)	(1.126)	(1.175)	(1.481)	(1.843)	(1.565)
Net Asset Value, End of Period	$75.49	$75.21	$80.81	$82.81	$80.55	$78.56
Total Return	1.26%	-5.55%	-1.00%	4.67%	4.92%	1.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,851	$37,679	$42,076	$29,618	$22,522	$27,946
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.44%	1.17%	1.79%	2.28%	2.02%
Portfolio Turnover Rate[3]	31%	41%	37%	49%	44%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.106	.141	.124	.192	.237	.207
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.726)	(.241)	.301	.260	(.070)
Total from Investment Operations	.126	(.585)	(.117)	.493	.497	.137
Distributions
Dividends from Net Investment Income	(.106)	(.142)	(.124)	(.193)	(.237)	(.207)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—	—
Total Distributions	(.106)	(.145)	(.153)	(.193)	(.237)	(.207)
Net Asset Value, End of Period	$9.89	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return[2]	1.27%	-5.54%	-1.08%	4.69%	4.86%	1.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,005	$15,056	$18,410	$18,543	$15,379	$13,812
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.40%	1.16%	1.77%	2.26%	2.02%
Portfolio Turnover Rate[4]	31%	41%	37%	49%	44%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.107	.143	.126	.195	.239	.209
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.726)	(.240)	.301	.260	(.070)
Total from Investment Operations	.127	(.583)	(.114)	.496	.499	.139
Distributions
Dividends from Net Investment Income	(.107)	(.144)	(.127)	(.196)	(.239)	(.209)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—	—
Total Distributions	(.107)	(.147)	(.156)	(.196)	(.239)	(.209)
Net Asset Value, End of Period	$9.89	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return	1.28%	-5.52%	-1.06%	4.71%	4.88%	1.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,483	$5,580	$6,790	$6,134	$5,524	$4,930
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.16%	1.42%	1.17%	1.80%	2.28%	2.04%
Portfolio Turnover Rate[3]	31%	41%	37%	49%	44%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31	$10.38
Investment Operations
Net Investment Income[1]	.107	.145	.127	.196	.240	.210
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.727)	(.240)	.301	.260	(.070)
Total from Investment Operations	.127	(.582)	(.113)	.497	.500	.140
Distributions
Dividends from Net Investment Income	(.107)	(.145)	(.128)	(.197)	(.240)	(.210)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—	—
Total Distributions	(.107)	(.148)	(.157)	(.197)	(.240)	(.210)
Net Asset Value, End of Period	$9.89	$9.87	$10.60	$10.87	$10.57	$10.31
Total Return	1.29%	-5.51%	-1.05%	4.72%	4.89%	1.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,776	$6,723	$7,774	$6,817	$6,631	$5,404
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.43%	1.18%	1.81%	2.29%	2.05%
Portfolio Turnover Rate[3]	31%	41%	37%	49%	44%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
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Short-Term Bond Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $2,273,000, representing less than 0.01% of the fund’s net assets and 0.91% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	41,804,940	—	41,804,940
Corporate Bonds	—	17,243,291	—	17,243,291
Sovereign Bonds	—	3,617,044	—	3,617,044
Taxable Municipal Bonds	—	39,866	—	39,866
Temporary Cash Investments	197,421	—	—	197,421
Total	197,421	62,705,141	—	62,902,562
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	66,565,133
Gross Unrealized Appreciation	20,330
Gross Unrealized Depreciation	(3,682,901)
Net Unrealized Appreciation (Depreciation)	(3,662,571)
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Short-Term Bond Index Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $606,258,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $5,108,041,000 of investment securities and sold $5,905,268,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $16,310,719,000 and $17,627,235,000, respectively. Purchases and sales include $1,576,022,000 and $2,544,186,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,293	631	10,627	1,050
Issued in Lieu of Cash Distributions	544	55	748	75
Redeemed	(4,186)	(421)	(30,201)	(2,937)
Net Increase (Decrease)—Investor Shares	2,651	265	(18,826)	(1,812)
ETF Shares
Issued	1,606,929	21,200	9,578,705	124,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,582,841)	(34,000)	(11,153,164)	(144,000)
Net Increase (Decrease)—ETF Shares	(975,912)	(12,800)	(1,574,459)	(19,700)
Admiral Shares
Issued	1,539,812	154,730	5,066,836	501,147
Issued in Lieu of Cash Distributions	129,363	12,993	196,273	19,531
Redeemed	(2,753,052)	(276,648)	(7,374,212)	(731,210)
Net Increase (Decrease)—Admiral Shares	(1,083,877)	(108,925)	(2,111,103)	(210,532)
Institutional Shares
Issued	690,932	69,334	1,770,051	174,510
Issued in Lieu of Cash Distributions	55,174	5,541	82,196	8,181
Redeemed	(852,665)	(85,595)	(2,599,611)	(257,706)
Net Increase (Decrease)—Institutional Shares	(106,559)	(10,720)	(747,364)	(75,015)
Institutional Plus Shares
Issued	506,470	50,896	1,200,755	117,425
Issued in Lieu of Cash Distributions	65,716	6,599	94,011	9,360
Redeemed	(529,859)	(53,245)	(1,834,073)	(178,739)
Net Increase (Decrease)—Institutional Plus Shares	42,327	4,250	(539,307)	(51,954)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
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Short-Term Bond Index Fund
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
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Intermediate-Term Bond Index Fund
Fund Allocation
As of June 30, 2023
Corporate Bonds	38.7%
Sovereign Bonds	4.2
Taxable Municipal Bonds	0.5
U.S. Government and Agency Obligations	56.6
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.0%)
U.S. Government Securities (55.1%)
	United States Treasury Note/Bond	3.625%	5/31/28	12,755	12,478
	United States Treasury Note/Bond	1.250%	6/30/28	154,690	134,677
	United States Treasury Note/Bond	1.000%	7/31/28	475,443	407,767
	United States Treasury Note/Bond	2.875%	8/15/28	637,200	600,362
	United States Treasury Note/Bond	5.500%	8/15/28	41,925	44,362
	United States Treasury Note/Bond	1.125%	8/31/28	447,720	385,809
	United States Treasury Note/Bond	1.250%	9/30/28	392,635	339,936
	United States Treasury Note/Bond	1.375%	10/31/28	314,390	273,568
[1]	United States Treasury Note/Bond	3.125%	11/15/28	499,413	475,769
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	10,498
	United States Treasury Note/Bond	1.500%	11/30/28	349,113	305,365
	United States Treasury Note/Bond	1.375%	12/31/28	332,070	288,071
	United States Treasury Note/Bond	1.750%	1/31/29	300,920	266,079
	United States Treasury Note/Bond	2.625%	2/15/29	489,581	453,551
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	16,032
	United States Treasury Note/Bond	1.875%	2/28/29	382,005	339,686
	United States Treasury Note/Bond	2.375%	3/31/29	406,135	370,852
	United States Treasury Note/Bond	2.875%	4/30/29	244,935	229,703
	United States Treasury Note/Bond	2.375%	5/15/29	412,036	375,661
	United States Treasury Note/Bond	2.750%	5/31/29	262,595	244,501
	United States Treasury Note/Bond	3.250%	6/30/29	342,980	328,135
	United States Treasury Note/Bond	2.625%	7/31/29	302,007	279,026
	United States Treasury Note/Bond	1.625%	8/15/29	345,844	301,641
	United States Treasury Note/Bond	6.125%	8/15/29	14,100	15,629
	United States Treasury Note/Bond	3.125%	8/31/29	293,420	278,749
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	310,354
	United States Treasury Note/Bond	4.000%	10/31/29	275,765	275,076
	United States Treasury Note/Bond	1.750%	11/15/29	384,489	337,149
	United States Treasury Note/Bond	3.875%	11/30/29	411,147	407,549
	United States Treasury Note/Bond	3.875%	12/31/29	265,865	263,622
	United States Treasury Note/Bond	3.500%	1/31/30	339,695	329,716
	United States Treasury Note/Bond	1.500%	2/15/30	440,926	377,749
	United States Treasury Note/Bond	4.000%	2/28/30	389,880	389,697
	United States Treasury Note/Bond	3.625%	3/31/30	250,963	245,552
	United States Treasury Note/Bond	3.500%	4/30/30	216,885	210,616
	United States Treasury Note/Bond	0.625%	5/15/30	675,051	540,885
	United States Treasury Note/Bond	6.250%	5/15/30	51,675	58,482
	United States Treasury Note/Bond	3.750%	5/31/30	454,385	448,137
	United States Treasury Note/Bond	3.750%	6/30/30	295,675	291,794
	United States Treasury Note/Bond	0.625%	8/15/30	902,312	718,889
	United States Treasury Note/Bond	0.875%	11/15/30	846,397	685,053
	United States Treasury Note/Bond	1.125%	2/15/31	655,676	539,294
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	62,197
	United States Treasury Note/Bond	1.625%	5/15/31	793,018	674,065
	United States Treasury Note/Bond	1.250%	8/15/31	1,010,245	829,190
	United States Treasury Note/Bond	1.375%	11/15/31	913,923	753,415
	United States Treasury Note/Bond	1.875%	2/15/32	813,569	696,873
	United States Treasury Note/Bond	2.875%	5/15/32	798,963	740,788
	United States Treasury Note/Bond	2.750%	8/15/32	878,538	805,509
	United States Treasury Note/Bond	4.125%	11/15/32	785,281	802,582
	United States Treasury Note/Bond	3.500%	2/15/33	797,097	776,671
	United States Treasury Note/Bond	3.375%	5/15/33	616,430	594,566
					19,943,377
Agency Bonds and Notes (0.9%)
	Federal Home Loan Banks	3.250%	11/16/28	47,275	44,954
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,372
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,514	22,899
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	25,657	29,851
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	39,142
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	32,642
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	35,215	41,569
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	46,260	37,120
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	40,702
[2]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,404
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,616
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,302
					312,573
Total U.S. Government and Agency Obligations (Cost $22,074,442)					20,255,950
Corporate Bonds (38.4%)
Communications (3.2%)
	Activision Blizzard Inc.	1.350%	9/15/30	7,791	6,235
	Alphabet Inc.	1.100%	8/15/30	13,928	11,266
	America Movil SAB de CV	3.625%	4/22/29	8,178	7,492
	America Movil SAB de CV	2.875%	5/7/30	4,278	3,721
	America Movil SAB de CV	4.700%	7/21/32	9,850	9,500
	AT&T Inc.	4.350%	3/1/29	28,782	27,637
[2]	AT&T Inc.	4.300%	2/15/30	22,649	21,505
	AT&T Inc.	2.750%	6/1/31	23,800	20,086
	AT&T Inc.	2.250%	2/1/32	20,405	16,220
	Baidu Inc.	4.875%	11/14/28	3,413	3,334
	Baidu Inc.	3.425%	4/7/30	4,665	4,183
	Baidu Inc.	2.375%	8/23/31	6,200	5,041
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	10,818	10,692
	Booking Holdings Inc.	4.625%	4/13/30	14,640	14,277
	British Telecommunications plc	5.125%	12/4/28	2,967	2,911
	British Telecommunications plc	9.625%	12/15/30	19,395	23,799
	Charter Communications Operating LLC	2.250%	1/15/29	9,888	8,235
	Charter Communications Operating LLC	5.050%	3/30/29	11,162	10,643
	Charter Communications Operating LLC	2.800%	4/1/31	12,266	9,886
	Charter Communications Operating LLC	2.300%	2/1/32	8,594	6,502
	Charter Communications Operating LLC	4.400%	4/1/33	7,953	6,983
	Comcast Corp.	4.150%	10/15/28	35,638	34,532
	Comcast Corp.	4.550%	1/15/29	8,362	8,217
	Comcast Corp.	2.650%	2/1/30	17,010	14,889
	Comcast Corp.	3.400%	4/1/30	13,052	12,001
	Comcast Corp.	4.250%	10/15/30	6,189	5,960
	Comcast Corp.	1.950%	1/15/31	14,191	11,602
	Comcast Corp.	1.500%	2/15/31	13,926	11,084
	Comcast Corp.	5.500%	11/15/32	5,810	6,038
	Comcast Corp.	4.250%	1/15/33	9,547	9,078
	Comcast Corp.	4.650%	2/15/33	21,883	21,737
	Comcast Corp.	4.800%	5/15/33	8,032	7,949
	Deutsche Telekom International Finance BV	8.750%	6/15/30	32,051	38,393
	Discovery Communications LLC	4.125%	5/15/29	5,627	5,158
	Discovery Communications LLC	3.625%	5/15/30	6,838	5,995
	Electronic Arts Inc.	1.850%	2/15/31	5,266	4,258
	Expedia Group Inc.	3.250%	2/15/30	10,371	9,022
	Expedia Group Inc.	2.950%	3/15/31	4,829	4,087
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,642
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Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	4.709%	1/25/29	16,239	15,792
	Fox Corp.	3.500%	4/8/30	5,163	4,646
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,928
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,494	4,332
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,664	5,493
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,215	3,433
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,567
	Meta Platforms Inc.	4.800%	5/15/30	8,097	8,091
	Meta Platforms Inc.	3.850%	8/15/32	24,400	22,663
	Meta Platforms Inc.	4.950%	5/15/33	14,382	14,361
	Netflix Inc.	5.875%	11/15/28	14,168	14,689
	Netflix Inc.	6.375%	5/15/29	7,380	7,805
	Omnicom Group Inc.	2.450%	4/30/30	4,676	3,923
	Omnicom Group Inc.	4.200%	6/1/30	5,020	4,702
	Omnicom Group Inc.	2.600%	8/1/31	6,442	5,345
	Orange SA	9.000%	3/1/31	19,670	24,167
	Paramount Global	3.700%	6/1/28	6,335	5,638
	Paramount Global	4.200%	6/1/29	5,247	4,679
	Paramount Global	7.875%	7/30/30	4,188	4,424
	Paramount Global	4.950%	1/15/31	15,368	13,882
	Paramount Global	4.200%	5/19/32	8,575	7,188
[4]	Rogers Communications Inc.	3.800%	3/15/32	15,985	13,976
	Sprint Capital Corp.	6.875%	11/15/28	19,535	20,714
	Sprint Capital Corp.	8.750%	3/15/32	16,200	19,580
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,482	3,190
	Telefonica Europe BV	8.250%	9/15/30	10,455	12,073
	TELUS Corp.	3.400%	5/13/32	7,296	6,246
	Tencent Music Entertainment Group	2.000%	9/3/30	3,942	3,108
	T-Mobile USA Inc.	2.625%	2/15/29	7,430	6,452
	T-Mobile USA Inc.	2.400%	3/15/29	2,557	2,195
	T-Mobile USA Inc.	3.375%	4/15/29	19,277	17,333
	T-Mobile USA Inc.	3.875%	4/15/30	56,149	51,759
	T-Mobile USA Inc.	2.550%	2/15/31	32,359	26,896
	T-Mobile USA Inc.	2.875%	2/15/31	5,130	4,350
	T-Mobile USA Inc.	3.500%	4/15/31	25,377	22,382
	T-Mobile USA Inc.	2.700%	3/15/32	8,030	6,653
	T-Mobile USA Inc.	5.200%	1/15/33	9,605	9,545
	T-Mobile USA Inc.	5.050%	7/15/33	10,000	9,819
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,447	2,796
	VeriSign Inc.	2.700%	6/15/31	6,375	5,309
	Verizon Communications Inc.	4.329%	9/21/28	31,839	30,679
	Verizon Communications Inc.	3.875%	2/8/29	5,596	5,257
	Verizon Communications Inc.	4.016%	12/3/29	33,747	31,481
	Verizon Communications Inc.	3.150%	3/22/30	18,485	16,443
	Verizon Communications Inc.	1.500%	9/18/30	5,965	4,703
	Verizon Communications Inc.	1.680%	10/30/30	9,765	7,721
	Verizon Communications Inc.	1.750%	1/20/31	17,433	13,745
	Verizon Communications Inc.	2.550%	3/21/31	41,234	34,438
	Verizon Communications Inc.	2.355%	3/15/32	36,553	29,402
	Verizon Communications Inc.	5.050%	5/9/33	8,202	8,107
	Vodafone Group plc	7.875%	2/15/30	6,180	7,081
	Vodafone Group plc	6.250%	11/30/32	4,000	4,239
	Walt Disney Co.	2.000%	9/1/29	16,908	14,391
	Walt Disney Co.	3.800%	3/22/30	9,355	8,843
	Walt Disney Co.	2.650%	1/13/31	22,745	19,793
	Walt Disney Co.	6.550%	3/15/33	1,887	2,104
	Warnermedia Holdings Inc.	4.054%	3/15/29	12,780	11,679
	Warnermedia Holdings Inc.	4.279%	3/15/32	41,295	36,590
	Weibo Corp.	3.375%	7/8/30	6,200	4,955
					1,163,565
Consumer Discretionary (2.2%)
	Advance Auto Parts Inc.	3.900%	4/15/30	8,154	7,001
	Alibaba Group Holding Ltd.	2.125%	2/9/31	12,174	9,900
	Amazon.com Inc.	3.450%	4/13/29	5,695	5,364
	Amazon.com Inc.	4.650%	12/1/29	6,305	6,321
	Amazon.com Inc.	1.500%	6/3/30	17,806	14,645
	Amazon.com Inc.	2.100%	5/12/31	31,562	26,531
	Amazon.com Inc.	3.600%	4/13/32	15,042	14,020
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	4.700%	12/1/32	26,530	26,728
[2]	American Honda Finance Corp.	2.250%	1/12/29	3,371	2,931
	American Honda Finance Corp.	4.600%	4/17/30	5,960	5,828
[2]	American Honda Finance Corp.	1.800%	1/13/31	5,210	4,227
	Aptiv plc	4.350%	3/15/29	1,950	1,874
	Aptiv plc	3.250%	3/1/32	4,260	3,645
	AutoNation Inc.	4.750%	6/1/30	3,612	3,381
	AutoNation Inc.	2.400%	8/1/31	3,171	2,413
	AutoNation Inc.	3.850%	3/1/32	8,590	7,299
	AutoZone Inc.	3.750%	4/18/29	5,669	5,240
	AutoZone Inc.	4.000%	4/15/30	7,561	7,026
	AutoZone Inc.	1.650%	1/15/31	4,235	3,305
	AutoZone Inc.	4.750%	8/1/32	5,750	5,554
	AutoZone Inc.	4.750%	2/1/33	5,260	5,037
	Best Buy Co. Inc.	4.450%	10/1/28	5,490	5,316
	Best Buy Co. Inc.	1.950%	10/1/30	2,828	2,280
	Brunswick Corp.	2.400%	8/18/31	3,403	2,611
	Brunswick Corp.	4.400%	9/15/32	4,000	3,486
	Choice Hotels International Inc.	3.700%	12/1/29	1,193	1,030
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,415	4,438
	eBay Inc.	2.700%	3/11/30	5,683	4,883
	eBay Inc.	2.600%	5/10/31	4,010	3,353
	eBay Inc.	6.300%	11/22/32	6,435	6,758
[2]	Emory University	2.143%	9/1/30	4,358	3,657
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,643	4,931
	Fortune Brands Innovations Inc.	4.000%	3/25/32	3,650	3,249
	Fortune Brands Innovations Inc.	5.875%	6/1/33	4,000	4,009
	General Motors Co.	5.000%	10/1/28	5,531	5,377
	General Motors Co.	5.400%	10/15/29	5,795	5,650
	General Motors Co.	5.600%	10/15/32	12,560	12,176
	General Motors Financial Co. Inc.	2.400%	10/15/28	5,313	4,507
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,245	4,191
	General Motors Financial Co. Inc.	4.300%	4/6/29	10,827	9,947
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,328	6,346
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,307	4,166
	General Motors Financial Co. Inc.	2.700%	6/10/31	9,110	7,263
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,700	13,508
	General Motors Financial Co. Inc.	6.400%	1/9/33	10,170	10,337
	Genuine Parts Co.	1.875%	11/1/30	4,512	3,529
	Hasbro Inc.	3.900%	11/19/29	13,486	12,214
	Home Depot Inc.	1.500%	9/15/28	6,244	5,344
	Home Depot Inc.	3.900%	12/6/28	2,642	2,557
	Home Depot Inc.	2.950%	6/15/29	11,721	10,674
	Home Depot Inc.	2.700%	4/15/30	17,755	15,776
	Home Depot Inc.	1.375%	3/15/31	12,187	9,625
	Home Depot Inc.	1.875%	9/15/31	9,950	8,094
	Home Depot Inc.	3.250%	4/15/32	15,480	13,911
	Home Depot Inc.	4.500%	9/15/32	10,550	10,419
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,250	9,091
	Hyatt Hotels Corp.	4.375%	9/15/28	5,405	5,106
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	3,963
	JD.com Inc.	3.375%	1/14/30	5,665	5,079
[2]	Johns Hopkins University	4.705%	7/1/32	3,218	3,213
	Lear Corp.	4.250%	5/15/29	3,050	2,863
	Lear Corp.	3.500%	5/30/30	3,935	3,462
	Leggett & Platt Inc.	4.400%	3/15/29	5,002	4,761
	Lowe's Cos. Inc.	1.700%	9/15/28	6,140	5,221
	Lowe's Cos. Inc.	3.650%	4/5/29	15,822	14,652
	Lowe's Cos. Inc.	4.500%	4/15/30	4,590	4,464
	Lowe's Cos. Inc.	1.700%	10/15/30	7,468	5,986
	Lowe's Cos. Inc.	2.625%	4/1/31	14,539	12,265
	Lowe's Cos. Inc.	3.750%	4/1/32	17,530	15,850
	Lowe's Cos. Inc.	5.150%	7/1/33	11,000	10,978
	Magna International Inc.	5.500%	3/21/33	4,000	4,073
	Marriott International Inc.	4.900%	4/15/29	8,190	7,970
[2]	Marriott International Inc.	4.625%	6/15/30	8,139	7,794
[2]	Marriott International Inc.	2.850%	4/15/31	10,071	8,468
[2]	Marriott International Inc.	3.500%	10/15/32	5,182	4,475
[2]	Marriott International Inc.	2.750%	10/15/33	1,000	795

36

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	2.000%	10/1/30	2,849	2,248
	Masco Corp.	2.000%	2/15/31	4,790	3,782
[2]	McDonald's Corp.	2.625%	9/1/29	8,856	7,855
[2]	McDonald's Corp.	2.125%	3/1/30	5,953	5,068
[2]	McDonald's Corp.	3.600%	7/1/30	8,028	7,470
[2]	McDonald's Corp.	4.600%	9/9/32	5,130	5,081
	MDC Holdings Inc.	3.850%	1/15/30	580	513
	MDC Holdings Inc.	2.500%	1/15/31	4,825	3,799
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,223
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	4,515	5,610
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,549
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,044
	NIKE Inc.	2.850%	3/27/30	10,942	9,892
	NVR Inc.	3.000%	5/15/30	4,727	4,096
	O'Reilly Automotive Inc.	4.350%	6/1/28	880	851
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,788	3,559
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,415	8,890
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,100	5,874
	Owens Corning	3.950%	8/15/29	4,175	3,881
	Owens Corning	3.875%	6/1/30	2,464	2,255
	PulteGroup Inc.	6.375%	5/15/33	3,500	3,636
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,065
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,481
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,909	5,629
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,858	4,015
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,810	2,388
	Starbucks Corp.	4.000%	11/15/28	5,560	5,337
	Starbucks Corp.	2.250%	3/12/30	10,005	8,467
	Starbucks Corp.	2.550%	11/15/30	15,224	12,988
	Starbucks Corp.	3.000%	2/14/32	5,684	4,935
	Starbucks Corp.	4.800%	2/15/33	5,000	4,943
	Tapestry Inc.	3.050%	3/15/32	3,325	2,656
	TJX Cos. Inc.	3.875%	4/15/30	6,210	5,929
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,098
	Toyota Motor Corp.	3.669%	7/20/28	1,928	1,845
	Toyota Motor Corp.	2.760%	7/2/29	4,770	4,303
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,150	3,905
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	5,729	5,639
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,619	6,531
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,407	9,580
	Toyota Motor Credit Corp.	4.550%	5/17/30	4,371	4,264
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,835	3,880
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	4,037
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,020	3,366
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,057	4,017
	Tractor Supply Co.	1.750%	11/1/30	4,940	3,916
	Tractor Supply Co.	5.250%	5/15/33	6,080	6,027
	VF Corp.	2.950%	4/23/30	6,180	5,086
	Whirlpool Corp.	4.750%	2/26/29	8,243	8,039
	Whirlpool Corp.	2.400%	5/15/31	1,338	1,087
	Whirlpool Corp.	4.700%	5/14/32	2,292	2,200
	Whirlpool Corp.	5.500%	3/1/33	3,000	2,994
[2]	Yale University	1.482%	4/15/30	8,255	6,828
					793,062
Consumer Staples (2.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,858
	Altria Group Inc.	4.800%	2/14/29	4,921	4,785
	Altria Group Inc.	3.400%	5/6/30	8,692	7,662
	Altria Group Inc.	2.450%	2/4/32	13,643	10,670
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	28,519	28,412
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,563	21,932
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,324	5,417
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,642	5,175
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,160	3,623
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	4.875%	12/6/28	5,581	5,480
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,890
	Avery Dennison Corp.	5.750%	3/15/33	6,000	6,122
	BAT Capital Corp.	3.462%	9/6/29	4,979	4,326
	BAT Capital Corp.	4.906%	4/2/30	5,826	5,509
	BAT Capital Corp.	2.726%	3/25/31	13,005	10,355
	BAT Capital Corp.	4.742%	3/16/32	8,145	7,423
	BAT Capital Corp.	7.750%	10/19/32	3,805	4,185
	Brown-Forman Corp.	4.750%	4/15/33	5,250	5,274
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	7,698	6,464
	Campbell Soup Co.	2.375%	4/24/30	8,520	7,173
	Church & Dwight Co. Inc.	5.600%	11/15/32	8,200	8,662
	Clorox Co.	4.400%	5/1/29	3,148	3,062
	Clorox Co.	1.800%	5/15/30	6,010	4,922
	Clorox Co.	4.600%	5/1/32	5,070	4,952
	Coca-Cola Co.	2.125%	9/6/29	4,657	4,088
	Coca-Cola Co.	3.450%	3/25/30	11,306	10,674
	Coca-Cola Co.	1.650%	6/1/30	14,899	12,420
	Coca-Cola Co.	2.000%	3/5/31	3,225	2,716
	Coca-Cola Co.	1.375%	3/15/31	22,589	18,098
	Coca-Cola Co.	2.250%	1/5/32	8,670	7,383
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,863
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	3,000	2,348
	Colgate-Palmolive Co.	3.250%	8/15/32	4,990	4,578
	Colgate-Palmolive Co.	4.600%	3/1/33	5,135	5,226
	Conagra Brands Inc.	4.850%	11/1/28	10,834	10,572
	Constellation Brands Inc.	4.650%	11/15/28	6,538	6,422
	Constellation Brands Inc.	3.150%	8/1/29	7,913	7,144
	Constellation Brands Inc.	2.875%	5/1/30	901	782
	Constellation Brands Inc.	2.250%	8/1/31	6,724	5,501
	Constellation Brands Inc.	4.750%	5/9/32	9,476	9,196
	Constellation Brands Inc.	4.900%	5/1/33	6,375	6,259
	Costco Wholesale Corp.	1.600%	4/20/30	18,243	15,189
	Costco Wholesale Corp.	1.750%	4/20/32	8,270	6,682
	Diageo Capital plc	2.375%	10/24/29	8,750	7,595
	Diageo Capital plc	2.000%	4/29/30	3,145	2,652
	Diageo Capital plc	2.125%	4/29/32	3,090	2,512
	Diageo Capital plc	5.500%	1/24/33	10,150	10,739
	Dollar General Corp.	4.125%	5/1/28	1,991	1,895
	Dollar General Corp.	3.500%	4/3/30	10,720	9,602
	Dollar General Corp.	5.000%	11/1/32	4,724	4,593
	Dollar General Corp.	5.450%	7/5/33	6,680	6,621
	Dollar Tree Inc.	2.650%	12/1/31	6,510	5,317
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,906	5,105
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,842	8,614
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,267
	Estee Lauder Cos. Inc.	4.650%	5/15/33	6,000	5,902
	Flowers Foods Inc.	2.400%	3/15/31	4,047	3,309
	General Mills Inc.	2.875%	4/15/30	5,825	5,175
	General Mills Inc.	4.950%	3/29/33	12,940	12,827
	Haleon US Capital LLC	3.375%	3/24/29	7,240	6,579
	Haleon US Capital LLC	3.625%	3/24/32	15,820	14,188
	Hershey Co.	2.450%	11/15/29	2,825	2,479
	Hershey Co.	1.700%	6/1/30	1,435	1,188
	Hershey Co.	4.500%	5/4/33	2,650	2,633
	Hormel Foods Corp.	1.700%	6/3/28	1,421	1,235
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,443
	Ingredion Inc.	2.900%	6/1/30	3,716	3,210
	J M Smucker Co.	2.375%	3/15/30	6,190	5,273
	J M Smucker Co.	2.125%	3/15/32	5,000	4,002
[4]	JBS USA LUX SA	5.500%	1/15/30	10,645	10,203
[4]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,776
[4]	JBS USA LUX SA	3.625%	1/15/32	4,875	3,957
[4]	JBS USA LUX SA	5.750%	4/1/33	24,065	22,664
	Kellogg Co.	3.400%	11/15/27	5,699	5,338
	Kellogg Co.	4.300%	5/15/28	1,042	1,009
	Kellogg Co.	2.100%	6/1/30	2,950	2,445
[2]	Kellogg Co.	7.450%	4/1/31	5,197	5,917
[4]	Kenvue Inc.	5.000%	3/22/30	5,815	5,867

37

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kenvue Inc.	4.900%	3/22/33	12,000	12,134
	Keurig Dr Pepper Inc.	3.950%	4/15/29	10,795	10,175
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,406	5,746
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,260	2,684
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,359	10,556
	Kimberly-Clark Corp.	1.050%	9/15/27	3,619	3,126
	Kimberly-Clark Corp.	3.950%	11/1/28	2,772	2,691
	Kimberly-Clark Corp.	3.200%	4/25/29	5,845	5,425
	Kimberly-Clark Corp.	3.100%	3/26/30	4,697	4,287
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	4,154
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,975	5,547
	Kraft Heinz Foods Co.	4.250%	3/1/31	9,834	9,360
	Kroger Co.	4.500%	1/15/29	5,881	5,747
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,120
	Kroger Co.	2.200%	5/1/30	11,403	9,437
	Kroger Co.	1.700%	1/15/31	4,506	3,536
	McCormick & Co. Inc.	1.850%	2/15/31	6,876	5,449
	McCormick & Co. Inc.	4.950%	4/15/33	3,000	2,946
	Mondelez International Inc.	2.750%	4/13/30	8,258	7,239
	Mondelez International Inc.	1.500%	2/4/31	4,138	3,254
	Mondelez International Inc.	3.000%	3/17/32	7,225	6,257
	Mondelez International Inc.	1.875%	10/15/32	6,450	5,015
	PepsiCo Inc.	7.000%	3/1/29	975	1,091
	PepsiCo Inc.	2.625%	7/29/29	7,923	7,139
	PepsiCo Inc.	2.750%	3/19/30	16,195	14,577
	PepsiCo Inc.	1.625%	5/1/30	16,718	13,918
	PepsiCo Inc.	1.950%	10/21/31	9,315	7,702
	PepsiCo Inc.	3.900%	7/18/32	15,030	14,457
	Philip Morris International Inc.	3.375%	8/15/29	5,573	5,034
	Philip Morris International Inc.	5.625%	11/17/29	10,003	10,192
	Philip Morris International Inc.	5.125%	2/15/30	17,345	17,155
	Philip Morris International Inc.	2.100%	5/1/30	8,329	6,894
	Philip Morris International Inc.	1.750%	11/1/30	2,109	1,668
	Philip Morris International Inc.	5.750%	11/17/32	10,660	10,925
	Philip Morris International Inc.	5.375%	2/15/33	28,605	28,554
	Pilgrim's Pride Corp.	4.250%	4/15/31	7,728	6,631
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,443
	Procter & Gamble Co.	3.000%	3/25/30	9,379	8,685
	Procter & Gamble Co.	1.200%	10/29/30	17,355	14,033
	Procter & Gamble Co.	1.950%	4/23/31	4,898	4,160
	Procter & Gamble Co.	2.300%	2/1/32	3,535	3,080
	Procter & Gamble Co.	4.050%	1/26/33	5,450	5,386
	Sysco Corp.	2.400%	2/15/30	6,905	5,890
	Sysco Corp.	5.950%	4/1/30	5,541	5,796
	Sysco Corp.	2.450%	12/14/31	3,955	3,234
	Target Corp.	3.375%	4/15/29	10,795	10,121
	Target Corp.	2.350%	2/15/30	5,467	4,735
	Target Corp.	2.650%	9/15/30	402	351
	Target Corp.	4.500%	9/15/32	8,925	8,714
	Target Corp.	4.400%	1/15/33	5,000	4,860
	Tyson Foods Inc.	4.350%	3/1/29	7,838	7,467
	Unilever Capital Corp.	2.125%	9/6/29	10,348	8,952
	Unilever Capital Corp.	1.375%	9/14/30	4,998	4,008
	Unilever Capital Corp.	1.750%	8/12/31	7,650	6,185
	Unilever Capital Corp.	5.900%	11/15/32	2,000	2,187
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,290	3,646
	Walmart Inc.	3.700%	6/26/28	10,526	10,187
	Walmart Inc.	1.500%	9/22/28	6,775	5,882
	Walmart Inc.	3.250%	7/8/29	11,073	10,385
	Walmart Inc.	2.375%	9/24/29	10,793	9,555
	Walmart Inc.	4.000%	4/15/30	2,250	2,188
	Walmart Inc.	1.800%	9/22/31	4,075	3,384
	Walmart Inc.	4.150%	9/9/32	5,051	4,979
	Walmart Inc.	4.100%	4/15/33	18,541	18,002
					988,922
Energy (2.5%)
	Apache Corp.	4.375%	10/15/28	717	653
	Apache Corp.	4.250%	1/15/30	2,056	1,830
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,437
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,141
	Boardwalk Pipelines LP	4.800%	5/3/29	3,428	3,289
	Boardwalk Pipelines LP	3.400%	2/15/31	2,993	2,573
	Boardwalk Pipelines LP	3.600%	9/1/32	1,963	1,670
	BP Capital Markets America Inc.	3.937%	9/21/28	11,543	11,061
	BP Capital Markets America Inc.	4.234%	11/6/28	17,789	17,297
	BP Capital Markets America Inc.	3.633%	4/6/30	13,477	12,569
	BP Capital Markets America Inc.	1.749%	8/10/30	5,136	4,206
	BP Capital Markets America Inc.	2.721%	1/12/32	19,263	16,373
	BP Capital Markets America Inc.	4.812%	2/13/33	18,070	17,823
	BP Capital Markets America Inc.	4.893%	9/11/33	2,000	1,980
	BP Capital Markets plc	3.723%	11/28/28	6,172	5,843
	Burlington Resources LLC	7.200%	8/15/31	1,245	1,422
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,191	6,182
	Canadian Natural Resources Ltd.	7.200%	1/15/32	100	109
	Canadian Natural Resources Ltd.	6.450%	6/30/33	417	430
	Cenovus Energy Inc.	2.650%	1/15/32	4,175	3,371
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10,696	9,702
	Cheniere Energy Inc.	4.625%	10/15/28	11,617	10,865
	Cheniere Energy Partners LP	4.500%	10/1/29	5,631	5,171
	Cheniere Energy Partners LP	4.000%	3/1/31	14,900	13,123
	Cheniere Energy Partners LP	3.250%	1/31/32	14,325	11,819
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	4,288	4,305
	Chevron Corp.	2.236%	5/11/30	12,478	10,878
	Chevron USA Inc.	3.250%	10/15/29	5,655	5,234
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,052
	CNOOC Petroleum North America ULC	7.875%	3/15/32	2,600	3,113
	ConocoPhillips	4.300%	8/15/28	4,287	4,175
	ConocoPhillips	2.400%	2/15/31	4,590	3,790
	ConocoPhillips	5.900%	10/15/32	1,351	1,454
	ConocoPhillips Co.	6.950%	4/15/29	10,742	11,828
	Coterra Energy Inc.	4.375%	3/15/29	6,170	5,757
	DCP Midstream Operating LP	5.125%	5/15/29	3,671	3,589
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	4,931
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,103
	Devon Energy Corp.	4.500%	1/15/30	5,042	4,750
	Devon Energy Corp.	7.875%	9/30/31	3,200	3,619
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,430
	Diamondback Energy Inc.	3.500%	12/1/29	8,033	7,240
	Diamondback Energy Inc.	3.125%	3/24/31	10,552	9,035
	Diamondback Energy Inc.	6.250%	3/15/33	6,775	7,016
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,200	3,662
	Enbridge Inc.	3.125%	11/15/29	8,183	7,234
	Enbridge Inc.	5.700%	3/8/33	20,140	20,418
	Energy Transfer LP	5.250%	4/15/29	10,280	10,034
	Energy Transfer LP	4.150%	9/15/29	3,925	3,616
	Energy Transfer LP	3.750%	5/15/30	12,284	11,105
	Energy Transfer LP	5.750%	2/15/33	14,013	14,102
	Enterprise Products Operating LLC	4.150%	10/16/28	9,785	9,366
	Enterprise Products Operating LLC	3.125%	7/31/29	10,034	9,004
	Enterprise Products Operating LLC	2.800%	1/31/30	9,470	8,303
	Enterprise Products Operating LLC	5.350%	1/31/33	8,120	8,259
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	3,872	4,362
	EOG Resources Inc.	4.375%	4/15/30	6,801	6,663
	EQT Corp.	5.000%	1/15/29	5,125	4,824
	EQT Corp.	7.000%	2/1/30	9,196	9,629
	Exxon Mobil Corp.	2.440%	8/16/29	9,118	8,114
	Exxon Mobil Corp.	3.482%	3/19/30	16,725	15,690
	Exxon Mobil Corp.	2.610%	10/15/30	14,665	12,881
	Halliburton Co.	2.920%	3/1/30	4,583	4,033
	Helmerich & Payne Inc.	2.900%	9/29/31	4,375	3,530
	Hess Corp.	7.300%	8/15/31	4,636	5,087
	Hess Corp.	7.125%	3/15/33	4,253	4,652
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,772
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	369
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,731
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,300	1,468

38

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	4.800%	2/1/33	5,755	5,444
	Kinder Morgan Inc.	5.200%	6/1/33	10,971	10,626
	Magellan Midstream Partners LP	3.250%	6/1/30	4,821	4,250
	Marathon Oil Corp.	6.800%	3/15/32	4,436	4,590
	MPLX LP	4.800%	2/15/29	6,525	6,302
	MPLX LP	2.650%	8/15/30	12,488	10,460
	MPLX LP	4.950%	9/1/32	5,525	5,277
	MPLX LP	5.000%	3/1/33	9,145	8,772
	NOV Inc.	3.600%	12/1/29	2,495	2,225
	Occidental Petroleum Corp.	6.375%	9/1/28	4,420	4,507
	Occidental Petroleum Corp.	8.875%	7/15/30	8,191	9,412
	Occidental Petroleum Corp.	6.625%	9/1/30	11,888	12,351
	Occidental Petroleum Corp.	6.125%	1/1/31	9,264	9,406
	Occidental Petroleum Corp.	7.500%	5/1/31	7,092	7,743
	Occidental Petroleum Corp.	7.875%	9/15/31	3,878	4,325
	ONEOK Inc.	4.550%	7/15/28	7,448	7,065
	ONEOK Inc.	4.350%	3/15/29	10,580	9,845
	ONEOK Inc.	3.400%	9/1/29	6,935	6,062
	ONEOK Inc.	3.100%	3/15/30	4,015	3,450
	ONEOK Inc.	6.350%	1/15/31	1,420	1,462
	ONEOK Inc.	6.100%	11/15/32	7,830	7,965
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,885
	Ovintiv Inc.	7.375%	11/1/31	4,790	5,134
	Phillips 66	2.150%	12/15/30	7,618	6,218
	Phillips 66 Co.	3.150%	12/15/29	5,570	4,862
	Phillips 66 Co.	5.300%	6/30/33	4,000	3,991
	Pioneer Natural Resources Co.	1.900%	8/15/30	10,679	8,663
	Pioneer Natural Resources Co.	2.150%	1/15/31	8,859	7,255
	Plains All American Pipeline LP	3.550%	12/15/29	8,073	7,109
	Plains All American Pipeline LP	3.800%	9/15/30	5,786	5,138
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,523	19,522
	Schlumberger Investment SA	2.650%	6/26/30	14,098	12,342
	Schlumberger Investment SA	4.850%	5/15/33	2,295	2,262
	Shell International Finance BV	3.875%	11/13/28	9,301	9,003
	Shell International Finance BV	2.375%	11/7/29	14,206	12,455
	Shell International Finance BV	2.750%	4/6/30	14,236	12,740
	Suncor Energy Inc.	7.150%	2/1/32	4,645	5,018
	Targa Resources Corp.	4.200%	2/1/33	6,200	5,497
	Targa Resources Corp.	6.125%	3/15/33	7,125	7,282
	Targa Resources Partners LP	6.875%	1/15/29	5,100	5,202
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,736
	Targa Resources Partners LP	4.875%	2/1/31	8,215	7,592
	Targa Resources Partners LP	4.000%	1/15/32	7,750	6,721
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,233	2,356
	Tosco Corp.	8.125%	2/15/30	3,099	3,607
	TotalEnergies Capital International SA	3.455%	2/19/29	9,355	8,735
	TotalEnergies Capital International SA	2.829%	1/10/30	6,477	5,799
	TotalEnergies Capital SA	3.883%	10/11/28	8,791	8,446
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	11,973
	TransCanada PipeLines Ltd.	2.500%	10/12/31	13,101	10,599
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,743	9,553
	Valero Energy Corp.	2.800%	12/1/31	8,593	7,075
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,616
	Western Midstream Operating LP	4.750%	8/15/28	847	805
	Western Midstream Operating LP	4.300%	2/1/30	9,443	8,500
	Western Midstream Operating LP	6.150%	4/1/33	5,931	5,971
	Williams Cos. Inc.	3.500%	11/15/30	9,680	8,678
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,441
	Williams Cos. Inc.	2.600%	3/15/31	12,707	10,539
	Williams Cos. Inc.	8.750%	3/15/32	3,064	3,638
	Williams Cos. Inc.	4.650%	8/15/32	6,754	6,398
	Williams Cos. Inc.	5.650%	3/15/33	4,365	4,425
					892,466
Financials (11.3%)
[2]	Aegon NV	5.500%	4/11/48	4,500	4,287
	AerCap Ireland Capital DAC	3.000%	10/29/28	32,558	28,238
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	3.300%	1/30/32	32,997	26,974
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,512	6,337
	Aflac Inc.	3.600%	4/1/30	10,542	9,700
	Air Lease Corp.	2.100%	9/1/28	8,300	6,911
	Air Lease Corp.	4.625%	10/1/28	3,671	3,453
	Air Lease Corp.	3.250%	10/1/29	4,130	3,581
[2]	Air Lease Corp.	3.000%	2/1/30	5,018	4,199
	Air Lease Corp.	3.125%	12/1/30	3,743	3,121
[2]	Air Lease Corp.	2.875%	1/15/32	4,135	3,325
	Alleghany Corp.	3.625%	5/15/30	4,635	4,303
	Allstate Corp.	1.450%	12/15/30	4,672	3,629
	Allstate Corp.	5.250%	3/30/33	5,801	5,782
	Allstate Corp.	5.350%	6/1/33	1,813	1,817
	Ally Financial Inc.	2.200%	11/2/28	10,603	8,486
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	20,528
	American Express Co.	4.989%	5/26/33	6,969	6,672
	American Express Co.	4.420%	8/3/33	16,026	15,110
	American Express Co.	5.043%	5/1/34	10,450	10,221
	American Financial Group Inc.	5.250%	4/2/30	3,062	2,992
	American International Group Inc.	3.400%	6/30/30	4,148	3,676
	American International Group Inc.	5.125%	3/27/33	5,911	5,770
[2]	American International Group Inc.	5.750%	4/1/48	4,875	4,724
	Ameriprise Financial Inc.	4.500%	5/13/32	4,915	4,707
	Ameriprise Financial Inc.	5.150%	5/15/33	5,400	5,369
	Aon Corp.	4.500%	12/15/28	1,820	1,752
	Aon Corp.	3.750%	5/2/29	5,867	5,431
	Aon Corp.	2.800%	5/15/30	11,543	10,003
	Aon Corp.	2.600%	12/2/31	6,105	5,042
	Aon Corp.	5.000%	9/12/32	5,035	4,968
	Aon Corp.	5.350%	2/28/33	2,720	2,742
	Ares Capital Corp.	3.200%	11/15/31	6,795	5,194
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	2,912
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,687
	Assurant Inc.	4.900%	3/27/28	3,473	3,325
	Assurant Inc.	3.700%	2/22/30	3,045	2,630
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,636
	Athene Holding Ltd.	6.150%	4/3/30	6,511	6,529
	Athene Holding Ltd.	3.500%	1/15/31	7,708	6,349
	AXA SA	8.600%	12/15/30	5,246	6,320
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,430	1,304
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,759
	Banco Santander SA	3.306%	6/27/29	8,631	7,687
	Banco Santander SA	3.490%	5/28/30	17,566	15,293
	Banco Santander SA	2.749%	12/3/30	7,819	6,108
	Banco Santander SA	2.958%	3/25/31	8,348	6,899
	Banco Santander SA	3.225%	11/22/32	1,160	918
[2]	Bank of America Corp.	4.271%	7/23/29	36,148	34,284
[2]	Bank of America Corp.	3.974%	2/7/30	26,744	24,791
[2]	Bank of America Corp.	3.194%	7/23/30	9,790	8,641
[2]	Bank of America Corp.	2.884%	10/22/30	8,383	7,220
[2]	Bank of America Corp.	2.496%	2/13/31	34,047	28,496
[2]	Bank of America Corp.	2.592%	4/29/31	21,381	17,968
[2]	Bank of America Corp.	1.898%	7/23/31	17,395	13,848
[2]	Bank of America Corp.	1.922%	10/24/31	20,411	16,165
[2]	Bank of America Corp.	2.651%	3/11/32	15,483	12,821
	Bank of America Corp.	2.687%	4/22/32	56,305	46,648
	Bank of America Corp.	2.299%	7/21/32	42,524	33,994
	Bank of America Corp.	2.572%	10/20/32	19,408	15,797
[2]	Bank of America Corp.	2.972%	2/4/33	42,119	35,067
	Bank of America Corp.	4.571%	4/27/33	18,431	17,319
[2]	Bank of America Corp.	5.015%	7/22/33	30,741	30,007
	Bank of America Corp.	5.288%	4/25/34	42,667	42,276
	Bank of America Corp.	2.482%	9/21/36	19,433	14,841
	Bank of America Corp.	3.846%	3/8/37	19,762	16,879
	Bank of Montreal	3.088%	1/10/37	9,543	7,471
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	276
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	831
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	11,808	10,602
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,920	1,506

39

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	2.500%	1/26/32	4,275	3,512
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,000	9,461
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	23,972	24,988
	Bank of New York Mellon Corp.	4.706%	2/1/34	2,150	2,065
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,070	4,950
	Bank of Nova Scotia	4.850%	2/1/30	10,000	9,649
	Bank of Nova Scotia	2.150%	8/1/31	4,680	3,735
	Bank of Nova Scotia	2.450%	2/2/32	5,570	4,540
	Bank of Nova Scotia	4.588%	5/4/37	9,154	7,857
	BankUnited Inc.	5.125%	6/11/30	4,510	3,442
[2]	Barclays plc	5.088%	6/20/30	10,494	9,541
	Barclays plc	2.645%	6/24/31	7,808	6,263
	Barclays plc	2.667%	3/10/32	3,672	2,887
	Barclays plc	2.894%	11/24/32	10,235	8,049
	Barclays plc	5.746%	8/9/33	6,290	6,077
	Barclays plc	7.437%	11/2/33	19,233	20,809
	Barclays plc	6.224%	5/9/34	13,100	13,055
	Barclays plc	7.119%	6/27/34	10,115	10,113
	Barclays plc	3.564%	9/23/35	16,721	13,214
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,278	5,338
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,429	3,605
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	3,234	2,848
	BlackRock Inc.	3.250%	4/30/29	10,058	9,349
	BlackRock Inc.	2.400%	4/30/30	8,355	7,240
	BlackRock Inc.	1.900%	1/28/31	6,221	5,104
	BlackRock Inc.	2.100%	2/25/32	5,649	4,558
	BlackRock Inc.	4.750%	5/25/33	14,975	14,728
	Blackstone Private Credit Fund	4.000%	1/15/29	4,390	3,726
	Blackstone Secured Lending Fund	2.850%	9/30/28	5,711	4,684
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,818
	Brookfield Capital Finance LLC	6.087%	6/14/33	4,339	4,406
	Brookfield Finance Inc.	4.850%	3/29/29	8,275	7,953
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,790
	Brookfield Finance Inc.	2.724%	4/15/31	4,200	3,435
	Brown & Brown Inc.	4.500%	3/15/29	3,215	3,035
	Brown & Brown Inc.	2.375%	3/15/31	5,904	4,762
	Brown & Brown Inc.	4.200%	3/17/32	7,215	6,482
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,747	7,848
	Capital One Financial Corp.	3.273%	3/1/30	4,606	3,922
	Capital One Financial Corp.	5.247%	7/26/30	389	368
	Capital One Financial Corp.	2.359%	7/29/32	7,825	5,533
	Capital One Financial Corp.	2.618%	11/2/32	4,290	3,301
	Capital One Financial Corp.	5.268%	5/10/33	6,168	5,764
	Capital One Financial Corp.	5.817%	2/1/34	20,627	19,701
	Capital One Financial Corp.	6.377%	6/8/34	3,051	3,029
	Cboe Global Markets Inc.	1.625%	12/15/30	4,905	3,868
	Charles Schwab Corp.	4.000%	2/1/29	9,024	8,460
	Charles Schwab Corp.	3.250%	5/22/29	7,533	6,653
	Charles Schwab Corp.	2.750%	10/1/29	5,269	4,487
	Charles Schwab Corp.	4.625%	3/22/30	1,390	1,363
	Charles Schwab Corp.	2.300%	5/13/31	15,004	11,963
	Charles Schwab Corp.	2.900%	3/3/32	10,082	8,326
	Charles Schwab Corp.	5.853%	5/19/34	8,565	8,693
	Chubb INA Holdings Inc.	1.375%	9/15/30	13,063	10,372
	CI Financial Corp.	3.200%	12/17/30	9,275	6,959
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,089	3,304
	Citigroup Inc.	4.450%	9/29/27	16,484	15,741
	Citigroup Inc.	4.125%	7/25/28	5,577	5,255
[2]	Citigroup Inc.	3.980%	3/20/30	26,322	24,379
[2]	Citigroup Inc.	2.976%	11/5/30	15,882	13,791
[2]	Citigroup Inc.	2.666%	1/29/31	20,953	17,724
[2]	Citigroup Inc.	4.412%	3/31/31	49,833	46,881
[2]	Citigroup Inc.	2.572%	6/3/31	27,772	23,159
	Citigroup Inc.	2.561%	5/1/32	1,510	1,233
	Citigroup Inc.	6.625%	6/15/32	2,765	2,924
	Citigroup Inc.	2.520%	11/3/32	11,242	9,061
	Citigroup Inc.	3.057%	1/25/33	17,352	14,474
	Citigroup Inc.	3.785%	3/17/33	37,120	32,782
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.910%	5/24/33	23,905	23,117
	Citigroup Inc.	6.270%	11/17/33	18,520	19,652
	Citigroup Inc.	6.174%	5/25/34	31,725	31,946
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,394
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,492
	Citizens Financial Group Inc.	2.638%	9/30/32	750	529
	Citizens Financial Group Inc.	5.641%	5/21/37	2,000	1,724
	CME Group Inc.	2.650%	3/15/32	5,075	4,314
	CNA Financial Corp.	3.900%	5/1/29	5,602	5,150
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,183
	CNO Financial Group Inc.	5.250%	5/30/29	2,948	2,789
	Comerica Bank	5.332%	8/25/33	4,000	3,238
	Comerica Inc.	4.000%	2/1/29	4,097	3,437
	Corebridge Financial Inc.	3.850%	4/5/29	8,853	7,992
	Corebridge Financial Inc.	3.900%	4/5/32	16,205	14,113
	Credit Suisse USA Inc.	7.125%	7/15/32	5,440	5,992
	Deutsche Bank AG	5.882%	7/8/31	2,563	2,248
[2]	Deutsche Bank AG	3.547%	9/18/31	16,531	13,734
	Deutsche Bank AG	3.729%	1/14/32	10,121	7,636
	Deutsche Bank AG	3.035%	5/28/32	832	657
	Deutsche Bank AG	3.742%	1/7/33	12,932	9,472
	Deutsche Bank AG	7.079%	2/10/34	12,230	11,258
[2]	Discover Bank	4.650%	9/13/28	9,171	8,513
[2]	Discover Bank	2.700%	2/6/30	6,364	5,122
	Discover Financial Services	6.700%	11/29/32	5,695	5,876
	Enstar Group Ltd.	4.950%	6/1/29	12,955	12,084
	Enstar Group Ltd.	3.100%	9/1/31	1,476	1,158
	Equitable Holdings Inc.	7.000%	4/1/28	1,506	1,575
	Equitable Holdings Inc.	5.594%	1/11/33	4,125	4,052
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,596
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,280	3,609
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	5,775	5,596
	Fidelity National Financial Inc.	4.500%	8/15/28	4,577	4,355
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	6,197
	Fifth Third Bancorp	4.772%	7/28/30	4,198	3,928
	Fifth Third Bancorp	4.337%	4/25/33	4,980	4,400
	First American Financial Corp.	4.000%	5/15/30	4,277	3,757
	First American Financial Corp.	2.400%	8/15/31	5,127	3,901
[2]	First Horizon Bank	5.750%	5/1/30	5,000	4,327
	Franklin Resources Inc.	1.600%	10/30/30	4,517	3,559
	FS KKR Capital Corp.	3.125%	10/12/28	4,725	3,846
	GATX Corp.	4.550%	11/7/28	4,144	3,963
	GATX Corp.	4.700%	4/1/29	1,760	1,685
	GATX Corp.	4.000%	6/30/30	5,336	4,875
	GATX Corp.	5.450%	9/15/33	6,000	5,899
	GE Capital Funding LLC	4.550%	5/15/32	5,069	4,913
	Globe Life Inc.	4.550%	9/15/28	6,411	6,191
	Globe Life Inc.	2.150%	8/15/30	4,195	3,309
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,467	3,818
	Goldman Sachs Group Inc.	3.800%	3/15/30	20,000	18,494
	Goldman Sachs Group Inc.	1.992%	1/27/32	19,420	15,283
	Goldman Sachs Group Inc.	2.615%	4/22/32	39,845	32,663
	Goldman Sachs Group Inc.	2.383%	7/21/32	27,391	21,909
	Goldman Sachs Group Inc.	2.650%	10/21/32	29,451	23,990
	Goldman Sachs Group Inc.	6.125%	2/15/33	5,077	5,455
	Goldman Sachs Group Inc.	3.102%	2/24/33	33,130	27,992
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,548
	Hartford Financial Services Group Inc.	2.800%	8/19/29	4,910	4,240
	HSBC Holdings plc	2.206%	8/17/29	12,532	10,486
	HSBC Holdings plc	4.950%	3/31/30	23,462	23,103
[2]	HSBC Holdings plc	3.973%	5/22/30	26,530	23,813
[2]	HSBC Holdings plc	2.848%	6/4/31	13,698	11,394
[2]	HSBC Holdings plc	2.357%	8/18/31	14,040	11,227
[2]	HSBC Holdings plc	7.625%	5/17/32	1,314	1,383
	HSBC Holdings plc	2.804%	5/24/32	14,059	11,380
	HSBC Holdings plc	2.871%	11/22/32	24,104	19,473
	HSBC Holdings plc	4.762%	3/29/33	14,183	12,809
	HSBC Holdings plc	5.402%	8/11/33	24,557	23,969

40

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	8.113%	11/3/33	12,260	13,596
	HSBC Holdings plc	6.254%	3/9/34	14,444	14,799
	HSBC Holdings plc	6.547%	6/20/34	13,863	13,807
	Huntington Bancshares Inc.	2.550%	2/4/30	8,855	7,097
	Huntington Bancshares Inc.	5.023%	5/17/33	3,340	3,055
	Huntington Bancshares Inc.	2.487%	8/15/36	5,084	3,642
	Huntington National Bank	5.650%	1/10/30	3,685	3,539
	ING Groep NV	4.550%	10/2/28	9,791	9,416
	ING Groep NV	4.050%	4/9/29	7,063	6,593
	ING Groep NV	2.727%	4/1/32	2,292	1,891
	ING Groep NV	4.252%	3/28/33	11,462	10,464
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	3.750%	9/21/28	5,314	5,056
	Intercontinental Exchange Inc.	4.350%	6/15/29	11,560	11,326
	Intercontinental Exchange Inc.	2.100%	6/15/30	13,491	11,288
	Intercontinental Exchange Inc.	1.850%	9/15/32	13,370	10,295
	Intercontinental Exchange Inc.	4.600%	3/15/33	11,584	11,226
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,242
	Jefferies Financial Group Inc.	4.150%	1/23/30	6,208	5,595
	Jefferies Financial Group Inc.	2.625%	10/15/31	14,299	11,121
	JPMorgan Chase & Co.	2.069%	6/1/29	2,255	1,936
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	19,314	18,359
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	31,929	30,633
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,496	19,734
	JPMorgan Chase & Co.	4.565%	6/14/30	6,070	5,836
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	18,202	15,687
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	25,799	24,782
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	21,219	17,970
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	29,102	24,902
	JPMorgan Chase & Co.	1.764%	11/19/31	8,782	6,954
	JPMorgan Chase & Co.	1.953%	2/4/32	25,709	20,490
	JPMorgan Chase & Co.	2.580%	4/22/32	44,807	37,205
	JPMorgan Chase & Co.	2.545%	11/8/32	24,158	19,771
	JPMorgan Chase & Co.	2.963%	1/25/33	29,667	25,008
	JPMorgan Chase & Co.	4.586%	4/26/33	16,075	15,326
	JPMorgan Chase & Co.	4.912%	7/25/33	35,974	35,171
	JPMorgan Chase & Co.	5.717%	9/14/33	29,199	29,627
	JPMorgan Chase & Co.	5.350%	6/1/34	20,142	20,336
	Kemper Corp.	2.400%	9/30/30	4,065	3,190
	Kemper Corp.	3.800%	2/23/32	2,300	1,907
[2]	KeyBank NA	4.900%	8/8/32	6,350	5,013
	KeyBank NA	5.000%	1/26/33	12,125	10,464
[2]	KeyCorp	2.550%	10/1/29	4,673	3,528
[2]	KeyCorp	4.789%	6/1/33	8,230	6,933
	Lazard Group LLC	4.500%	9/19/28	3,692	3,495
	Lazard Group LLC	4.375%	3/11/29	6,203	5,768
	Lincoln National Corp.	3.050%	1/15/30	5,108	4,220
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,503
	Lincoln National Corp.	3.400%	3/1/32	1,694	1,369
	Lloyds Banking Group plc	4.650%	3/24/26	103	98
	Lloyds Banking Group plc	4.550%	8/16/28	4,340	4,099
[2]	Lloyds Banking Group plc	3.574%	11/7/28	301	273
	Lloyds Banking Group plc	4.976%	8/11/33	8,651	8,100
	Lloyds Banking Group plc	7.953%	11/15/33	7,720	8,362
	Loews Corp.	3.200%	5/15/30	3,231	2,874
	M&T Bank Corp.	5.053%	1/27/34	8,291	7,565
	Manulife Financial Corp.	3.703%	3/16/32	5,745	5,227
	Markel Group Inc.	3.350%	9/17/29	2,500	2,238
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	14,159	13,758
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,606	5,494
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,715	3,040
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,030	5,288
	Mastercard Inc.	2.950%	6/1/29	11,074	10,086
	Mastercard Inc.	3.350%	3/26/30	13,930	12,986
	Mastercard Inc.	1.900%	3/15/31	2,760	2,295
	Mastercard Inc.	2.000%	11/18/31	6,504	5,382
	Mastercard Inc.	4.850%	3/9/33	6,350	6,466
	MetLife Inc.	4.550%	3/23/30	7,195	7,043
	MetLife Inc.	6.500%	12/15/32	5,477	6,042
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,248	4,975
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	14,756	13,673
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,491	12,796
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,945	7,586
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,040	6,513
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	27,018	21,484
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,980	3,281
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,422	4,091
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,150	17,776
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	17,393	17,336
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,590	9,511
	Mizuho Financial Group Inc.	5.667%	5/27/29	8,000	7,984
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	10,100	10,131
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,704	6,272
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,735	5,819
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,096	5,165
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	2,894
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,062	4,052
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,145	9,702
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	7,009
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,593	5,182
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	915
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,101
[2]	Morgan Stanley	4.431%	1/23/30	28,019	26,684
[2]	Morgan Stanley	2.699%	1/22/31	28,445	24,214
[2]	Morgan Stanley	3.622%	4/1/31	26,789	24,156
[2]	Morgan Stanley	1.794%	2/13/32	16,555	12,844
[2]	Morgan Stanley	1.928%	4/28/32	12,900	10,066
[2]	Morgan Stanley	2.239%	7/21/32	32,802	26,073
[2]	Morgan Stanley	2.511%	10/20/32	22,617	18,248
	Morgan Stanley	2.943%	1/21/33	16,922	14,065
	Morgan Stanley	4.889%	7/20/33	16,309	15,687
	Morgan Stanley	6.342%	10/18/33	31,435	33,452
	Morgan Stanley	5.250%	4/21/34	18,391	18,151
	Morgan Stanley	2.484%	9/16/36	25,663	19,424
	Morgan Stanley	5.297%	4/20/37	15,850	14,974
	Morgan Stanley	5.948%	1/19/38	18,014	17,770
	Nasdaq Inc.	1.650%	1/15/31	3,442	2,671
	NatWest Group plc	5.808%	9/13/29	5,000	4,930
[2]	NatWest Group plc	5.076%	1/27/30	13,864	13,241
[2]	NatWest Group plc	4.445%	5/8/30	8,955	8,218
	NatWest Group plc	6.016%	3/2/34	13,664	13,744
[2]	NatWest Group plc	3.032%	11/28/35	3,597	2,750
	Nomura Holdings Inc.	2.172%	7/14/28	6,463	5,453
	Nomura Holdings Inc.	2.710%	1/22/29	3,980	3,359
	Nomura Holdings Inc.	5.605%	7/6/29	5,195	5,121
	Nomura Holdings Inc.	3.103%	1/16/30	17,645	15,067
	Nomura Holdings Inc.	2.679%	7/16/30	4,450	3,641
	Nomura Holdings Inc.	2.608%	7/14/31	3,370	2,675
	Nomura Holdings Inc.	2.999%	1/22/32	6,325	5,119
	Nomura Holdings Inc.	6.181%	1/18/33	4,425	4,555
	Northern Trust Corp.	3.650%	8/3/28	5,775	5,476
	Northern Trust Corp.	3.150%	5/3/29	4,683	4,258
	Northern Trust Corp.	1.950%	5/1/30	4,201	3,456
	Northern Trust Corp.	6.125%	11/2/32	10,160	10,529
	ORIX Corp.	2.250%	3/9/31	4,550	3,744
	ORIX Corp.	4.000%	4/13/32	4,043	3,743
	ORIX Corp.	5.200%	9/13/32	3,799	3,850
	PartnerRe Finance B LLC	3.700%	7/2/29	4,115	3,777
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,160
[2]	PNC Bank NA	4.050%	7/26/28	13,433	12,396
[2]	PNC Bank NA	2.700%	10/22/29	6,900	5,782
	PNC Financial Services Group Inc.	3.450%	4/23/29	18,425	16,637
	PNC Financial Services Group Inc.	2.550%	1/22/30	10,221	8,630
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,125	1,953
	PNC Financial Services Group Inc.	6.037%	10/28/33	18,312	18,779
	PNC Financial Services Group Inc.	5.068%	1/24/34	14,295	13,707
	Primerica Inc.	2.800%	11/19/31	5,000	4,136
	Principal Financial Group Inc.	3.700%	5/15/29	3,790	3,476

41

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	2.125%	6/15/30	4,028	3,272
	Principal Financial Group Inc.	5.375%	3/15/33	3,255	3,234
	Progressive Corp.	3.200%	3/26/30	10,572	9,484
	Progressive Corp.	3.000%	3/15/32	1,895	1,656
	Progressive Corp.	4.950%	6/15/33	4,000	3,971
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,295	1,939
[2]	Prudential Financial Inc.	5.700%	9/15/48	5,042	4,844
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,524	7,995
	Prudential Financial Inc.	5.125%	3/1/52	7,711	6,936
	Prudential Financial Inc.	6.000%	9/1/52	7,785	7,447
	Prudential Financial Inc.	6.750%	3/1/53	2,233	2,249
	Prudential Funding Asia plc	3.125%	4/14/30	5,710	5,050
	Prudential Funding Asia plc	3.625%	3/24/32	2,700	2,404
	Raymond James Financial Inc.	4.650%	4/1/30	9,190	8,956
	Regions Financial Corp.	1.800%	8/12/28	5,435	4,426
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,259	5,699
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,380
	Reinsurance Group of America Inc.	6.000%	9/15/33	2,000	2,014
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,385	3,009
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	4,656	4,560
[2]	Royal Bank of Canada	2.300%	11/3/31	19,784	16,053
	Royal Bank of Canada	3.875%	5/4/32	775	710
[2]	Royal Bank of Canada	5.000%	2/1/33	19,392	19,007
	Santander UK Group Holdings plc	2.896%	3/15/32	8,075	6,541
[2]	State Street Corp.	4.141%	12/3/29	6,076	5,775
	State Street Corp.	2.400%	1/24/30	13,751	11,867
	State Street Corp.	2.200%	3/3/31	8,094	6,576
	State Street Corp.	3.152%	3/30/31	1,915	1,683
	State Street Corp.	4.164%	8/4/33	7,657	7,104
	State Street Corp.	4.821%	1/26/34	6,040	5,866
	State Street Corp.	5.159%	5/18/34	5,900	5,866
[2]	State Street Corp.	3.031%	11/1/34	4,464	3,800
	Stewart Information Services Corp.	3.600%	11/15/31	3,630	2,768
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,645
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,150	7,614
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	1,335	1,123
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,025	2,863
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	21,275	18,601
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,464	4,783
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,340	7,978
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	360	365
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	22,600	19,474
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	11,734	9,544
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,706	6,131
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,448	6,738
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	13,634	14,021
	Synchrony Financial	5.150%	3/19/29	8,340	7,554
	Synchrony Financial	2.875%	10/28/31	844	611
[2]	Toronto-Dominion Bank	2.000%	9/10/31	8,314	6,591
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,940	5,682
[2]	Toronto-Dominion Bank	3.200%	3/10/32	10,823	9,357
	Toronto-Dominion Bank	4.456%	6/8/32	18,308	17,393
	Travelers Property Casualty Corp.	6.375%	3/15/33	610	673
[2]	Truist Bank	2.250%	3/11/30	11,652	9,266
[2]	Truist Financial Corp.	3.875%	3/19/29	8,123	7,274
[2]	Truist Financial Corp.	1.950%	6/5/30	9,445	7,510
[2]	Truist Financial Corp.	4.916%	7/28/33	5,950	5,434
[2]	Truist Financial Corp.	6.123%	10/28/33	10,750	10,948
[2]	Truist Financial Corp.	5.122%	1/26/34	8,225	7,791
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Truist Financial Corp.	5.867%	6/8/34	12,140	12,151
	Unum Group	4.000%	6/15/29	2,345	2,157
[2]	US Bancorp	3.000%	7/30/29	8,646	7,327
[2]	US Bancorp	1.375%	7/22/30	9,155	7,007
[2]	US Bancorp	2.677%	1/27/33	5,220	4,185
[2]	US Bancorp	4.967%	7/22/33	11,874	10,766
	US Bancorp	5.850%	10/21/33	14,370	14,435
	US Bancorp	4.839%	2/1/34	15,102	14,142
	US Bancorp	5.836%	6/12/34	7,000	7,044
	US Bancorp	2.491%	11/3/36	10,682	7,821
	Visa Inc.	2.050%	4/15/30	10,580	9,073
	Visa Inc.	1.100%	2/15/31	8,800	6,951
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,224
[2]	Wells Fargo & Co.	4.150%	1/24/29	18,803	17,818
[2]	Wells Fargo & Co.	2.879%	10/30/30	32,995	28,519
[2]	Wells Fargo & Co.	2.572%	2/11/31	25,066	21,242
[2]	Wells Fargo & Co.	4.478%	4/4/31	27,290	25,960
[2]	Wells Fargo & Co.	3.350%	3/2/33	31,178	26,684
[2]	Wells Fargo & Co.	4.897%	7/25/33	25,169	24,127
	Wells Fargo & Co.	5.389%	4/24/34	31,409	31,217
	Western Union Co.	2.750%	3/15/31	3,000	2,375
	Westpac Banking Corp.	1.953%	11/20/28	14,380	12,335
	Westpac Banking Corp.	2.650%	1/16/30	3,465	3,059
	Westpac Banking Corp.	5.405%	8/10/33	2,845	2,693
	Westpac Banking Corp.	4.110%	7/24/34	14,332	12,504
	Westpac Banking Corp.	2.668%	11/15/35	14,350	10,996
	Westpac Banking Corp.	3.020%	11/18/36	11,530	8,824
	Willis North America Inc.	4.500%	9/15/28	5,565	5,306
	Willis North America Inc.	2.950%	9/15/29	4,537	3,911
	Willis North America Inc.	5.350%	5/15/33	2,150	2,097
	Wintrust Financial Corp.	4.850%	6/6/29	2,578	2,307
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,195
					4,076,843
Health Care (3.7%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,479
	AbbVie Inc.	4.250%	11/14/28	16,840	16,340
	AbbVie Inc.	3.200%	11/21/29	44,090	39,846
	Adventist Health System	2.952%	3/1/29	2,774	2,414
	Adventist Health System	5.430%	3/1/32	3,000	2,976
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,280	3,134
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,788
	Agilent Technologies Inc.	2.750%	9/15/29	4,031	3,517
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,551
	Agilent Technologies Inc.	2.300%	3/12/31	6,875	5,623
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,031
	AmerisourceBergen Corp.	2.700%	3/15/31	10,892	9,286
	Amgen Inc.	1.650%	8/15/28	7,464	6,385
	Amgen Inc.	4.050%	8/18/29	6,565	6,216
	Amgen Inc.	2.450%	2/21/30	14,351	12,283
	Amgen Inc.	5.250%	3/2/30	25,585	25,654
	Amgen Inc.	2.300%	2/25/31	12,525	10,408
	Amgen Inc.	2.000%	1/15/32	6,836	5,434
	Amgen Inc.	3.350%	2/22/32	10,939	9,639
	Amgen Inc.	4.200%	3/1/33	4,434	4,138
	Amgen Inc.	5.250%	3/2/33	41,965	42,007
[2]	Ascension Health	2.532%	11/15/29	5,920	5,089
	AstraZeneca Finance LLC	4.900%	3/3/30	13,951	13,971
	AstraZeneca Finance LLC	2.250%	5/28/31	3,132	2,643
	AstraZeneca Finance LLC	4.875%	3/3/33	4,800	4,868
	AstraZeneca plc	4.000%	1/17/29	8,681	8,394
	AstraZeneca plc	1.375%	8/6/30	16,849	13,546
	Banner Health	2.338%	1/1/30	2,875	2,458
	Banner Health	1.897%	1/1/31	2,250	1,817
	Baxter International Inc.	2.272%	12/1/28	12,080	10,361
	Baxter International Inc.	3.950%	4/1/30	5,874	5,418
	Baxter International Inc.	1.730%	4/1/31	6,720	5,209
	Baxter International Inc.	2.539%	2/1/32	12,398	10,043
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	871
	Becton Dickinson & Co.	2.823%	5/20/30	2,749	2,403

42

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	1.957%	2/11/31	4,927	3,992
	Becton Dickinson & Co.	4.298%	8/22/32	7,080	6,721
	Biogen Inc.	2.250%	5/1/30	6,461	5,399
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,435	5,667
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,466
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,489	4,024
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,050	836
	Boston Scientific Corp.	2.650%	6/1/30	8,295	7,229
	Bristol-Myers Squibb Co.	3.400%	7/26/29	10,708	9,936
	Bristol-Myers Squibb Co.	1.450%	11/13/30	10,250	8,233
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,289	13,504
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,301	1,893
	Centene Corp.	2.450%	7/15/28	15,891	13,621
	Centene Corp.	4.625%	12/15/29	21,180	19,515
	Centene Corp.	3.375%	2/15/30	8,870	7,627
	Centene Corp.	3.000%	10/15/30	18,445	15,381
	Centene Corp.	2.500%	3/1/31	22,298	17,780
	Centene Corp.	2.625%	8/1/31	22,123	17,625
[2]	CHRISTUS Health	4.341%	7/1/28	3,110	2,970
	Cigna Group	4.375%	10/15/28	21,527	20,825
	Cigna Group	2.400%	3/15/30	13,163	11,183
	Cigna Group	2.375%	3/15/31	12,182	10,224
	Cigna Group	5.400%	3/15/33	10,000	10,166
	CommonSpirit Health	3.347%	10/1/29	8,904	7,837
	CommonSpirit Health	2.782%	10/1/30	2,300	1,936
	CVS Health Corp.	5.000%	1/30/29	8,730	8,647
	CVS Health Corp.	3.250%	8/15/29	13,641	12,243
	CVS Health Corp.	5.125%	2/21/30	12,520	12,440
	CVS Health Corp.	3.750%	4/1/30	10,413	9,550
	CVS Health Corp.	1.750%	8/21/30	9,835	7,851
	CVS Health Corp.	5.250%	1/30/31	6,990	6,963
	CVS Health Corp.	1.875%	2/28/31	14,016	11,129
	CVS Health Corp.	2.125%	9/15/31	6,065	4,868
	CVS Health Corp.	5.250%	2/21/33	14,095	14,041
	CVS Health Corp.	5.300%	6/1/33	10,125	10,107
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,325	5,488
	DH Europe Finance II Sarl	2.600%	11/15/29	5,404	4,757
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,794	4,636
	Elevance Health Inc.	2.875%	9/15/29	10,440	9,208
	Elevance Health Inc.	2.250%	5/15/30	14,469	12,124
	Elevance Health Inc.	2.550%	3/15/31	11,564	9,728
	Elevance Health Inc.	5.500%	10/15/32	5,115	5,254
	Elevance Health Inc.	4.750%	2/15/33	8,008	7,786
	Eli Lilly & Co.	3.375%	3/15/29	7,161	6,739
	Eli Lilly & Co.	4.700%	2/27/33	7,695	7,790
	GE HealthCare Technologies Inc.	5.857%	3/15/30	5,675	5,829
	GE HealthCare Technologies Inc.	5.905%	11/22/32	15,125	15,815
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,725	7,173
	HCA Inc.	5.625%	9/1/28	11,840	11,866
	HCA Inc.	5.875%	2/1/29	7,630	7,670
[4]	HCA Inc.	3.375%	3/15/29	2,945	2,615
	HCA Inc.	4.125%	6/15/29	19,220	17,801
	HCA Inc.	3.500%	9/1/30	21,280	18,640
	HCA Inc.	2.375%	7/15/31	10,502	8,401
[4]	HCA Inc.	3.625%	3/15/32	18,725	16,258
	HCA Inc.	5.500%	6/1/33	5,064	5,054
	Humana Inc.	3.125%	8/15/29	4,276	3,776
	Humana Inc.	4.875%	4/1/30	3,810	3,730
	Humana Inc.	2.150%	2/3/32	10,550	8,324
	Humana Inc.	5.875%	3/1/33	6,360	6,599
	Illumina Inc.	2.550%	3/23/31	4,465	3,697
	Johnson & Johnson	1.300%	9/1/30	9,383	7,705
	Johnson & Johnson	4.950%	5/15/33	4,023	4,239
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,415	5,636
	Medtronic Global Holdings SCA	4.500%	3/30/33	8,960	8,782
	Merck & Co. Inc.	3.400%	3/7/29	15,052	14,109
	Merck & Co. Inc.	4.300%	5/17/30	6,035	5,906
	Merck & Co. Inc.	1.450%	6/24/30	5,386	4,394
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.150%	12/10/31	27,290	22,626
	Merck & Co. Inc.	4.500%	5/17/33	12,640	12,545
	Novartis Capital Corp.	2.200%	8/14/30	9,730	8,422
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,245
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,049
	Pfizer Inc.	3.600%	9/15/28	1,932	1,854
	Pfizer Inc.	3.450%	3/15/29	15,422	14,517
	Pfizer Inc.	2.625%	4/1/30	10,530	9,358
	Pfizer Inc.	1.700%	5/28/30	7,765	6,450
	Pfizer Inc.	1.750%	8/18/31	13,824	11,240
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	24,366	24,080
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	40,709	40,573
	Pharmacia LLC	6.600%	12/1/28	5,076	5,471
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,300	1,021
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,356	4,510
	Quest Diagnostics Inc.	4.200%	6/30/29	4,940	4,772
	Quest Diagnostics Inc.	2.950%	6/30/30	4,548	4,001
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,825
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,079	9,627
	Revvity Inc.	1.900%	9/15/28	4,882	4,130
	Revvity Inc.	3.300%	9/15/29	7,736	6,919
	Revvity Inc.	2.550%	3/15/31	1,754	1,441
	Revvity Inc.	2.250%	9/15/31	4,281	3,440
	Royalty Pharma plc	2.200%	9/2/30	8,771	7,056
	Royalty Pharma plc	2.150%	9/2/31	5,358	4,201
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	2,898
	Sanofi	3.625%	6/19/28	7,731	7,453
	Smith & Nephew plc	2.032%	10/14/30	8,132	6,585
[2]	Stanford Health Care	3.310%	8/15/30	2,687	2,420
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,744	4,796
[2]	Sutter Health	3.695%	8/15/28	3,405	3,165
[2]	Sutter Health	2.294%	8/15/30	6,025	4,982
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	12,787	12,716
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	23,725	19,726
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	5,536	4,770
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	3,626	3,202
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,360	15,772
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,275	5,371
	UnitedHealth Group Inc.	2.950%	10/15/27	618	574
	UnitedHealth Group Inc.	3.850%	6/15/28	1,382	1,325
	UnitedHealth Group Inc.	3.875%	12/15/28	9,541	9,154
	UnitedHealth Group Inc.	4.250%	1/15/29	12,059	11,717
	UnitedHealth Group Inc.	4.000%	5/15/29	1,140	1,090
	UnitedHealth Group Inc.	2.875%	8/15/29	7,996	7,191
	UnitedHealth Group Inc.	2.000%	5/15/30	8,003	6,740
	UnitedHealth Group Inc.	2.300%	5/15/31	17,348	14,667
	UnitedHealth Group Inc.	4.200%	5/15/32	19,559	18,664
	UnitedHealth Group Inc.	5.350%	2/15/33	11,773	12,232
	UnitedHealth Group Inc.	4.500%	4/15/33	7,150	6,971
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,261
	UPMC	5.035%	5/15/33	2,100	2,051
	Viatris Inc.	2.700%	6/22/30	10,388	8,412
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	7,459	6,190
	Zoetis Inc.	3.900%	8/20/28	7,117	6,830
	Zoetis Inc.	2.000%	5/15/30	1,764	1,472
	Zoetis Inc.	5.600%	11/16/32	5,925	6,194
					1,334,162
Industrials (2.4%)
[2]	3M Co.	3.625%	9/14/28	5,775	5,381
[2]	3M Co.	3.375%	3/1/29	4,400	4,037
	3M Co.	2.375%	8/26/29	10,097	8,671
	3M Co.	3.050%	4/15/30	3,315	2,991
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,672
	Allegion plc	3.500%	10/1/29	3,645	3,229
	Allegion US Holding Co. Inc.	5.411%	7/1/32	3,756	3,711

43

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,839	4,854
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,018	2,690
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	923	848
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,012	3,586
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,512	2,180
	Amphenol Corp.	4.350%	6/1/29	2,112	2,045
	Amphenol Corp.	2.800%	2/15/30	10,908	9,568
	Amphenol Corp.	2.200%	9/15/31	4,034	3,294
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	97
	Boeing Co.	3.250%	2/1/28	6,000	5,512
	Boeing Co.	3.450%	11/1/28	7,431	6,746
	Boeing Co.	3.200%	3/1/29	10,906	9,783
	Boeing Co.	2.950%	2/1/30	8,244	7,173
	Boeing Co.	5.150%	5/1/30	26,420	26,169
	Boeing Co.	3.625%	2/1/31	12,528	11,293
	Canadian National Railway Co.	6.900%	7/15/28	3,590	3,918
	Canadian National Railway Co.	3.850%	8/5/32	3,885	3,617
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,580	3,172
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,760	5,674
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,412
	Carrier Global Corp.	2.722%	2/15/30	18,815	16,215
	Carrier Global Corp.	2.700%	2/15/31	5,316	4,497
	Caterpillar Inc.	2.600%	9/19/29	4,637	4,170
	Caterpillar Inc.	2.600%	4/9/30	13,865	12,314
	CSX Corp.	4.250%	3/15/29	8,248	7,992
	CSX Corp.	2.400%	2/15/30	950	820
	CSX Corp.	4.100%	11/15/32	13,122	12,416
	Deere & Co.	5.375%	10/16/29	1,540	1,589
	Deere & Co.	3.100%	4/15/30	7,886	7,208
[4]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,794
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,744	5,097
	Dover Corp.	2.950%	11/4/29	2,065	1,815
	Eaton Corp.	4.000%	11/2/32	5,510	5,190
	Eaton Corp.	4.150%	3/15/33	19,139	18,180
	Emerson Electric Co.	2.000%	12/21/28	11,475	9,942
	Emerson Electric Co.	1.950%	10/15/30	4,075	3,378
	Emerson Electric Co.	2.200%	12/21/31	15,635	12,950
	FedEx Corp.	4.200%	10/17/28	2,155	2,075
	FedEx Corp.	3.100%	8/5/29	7,945	7,159
	FedEx Corp.	4.250%	5/15/30	7,104	6,794
	FedEx Corp.	2.400%	5/15/31	4,934	4,094
	Flowserve Corp.	3.500%	10/1/30	4,785	4,094
	General Dynamics Corp.	3.625%	4/1/30	10,578	9,968
	General Dynamics Corp.	2.250%	6/1/31	4,014	3,377
	Honeywell International Inc.	4.250%	1/15/29	6,500	6,328
	Honeywell International Inc.	2.700%	8/15/29	5,529	4,923
	Honeywell International Inc.	1.950%	6/1/30	10,569	8,890
	Honeywell International Inc.	1.750%	9/1/31	4,799	3,850
	Honeywell International Inc.	5.000%	2/15/33	13,095	13,348
	Honeywell International Inc.	4.500%	1/15/34	10,000	9,780
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	2,727	2,502
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,779	4,861
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,679	4,335
	IDEX Corp.	3.000%	5/1/30	4,646	4,083
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,850	1,816
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,192	1,085
[2]	John Deere Capital Corp.	3.450%	3/7/29	6,877	6,434
[2]	John Deere Capital Corp.	2.800%	7/18/29	4,868	4,366
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,105	7,117
[2]	John Deere Capital Corp.	4.700%	6/10/30	4,150	4,123
	John Deere Capital Corp.	1.450%	1/15/31	3,996	3,190
[2]	John Deere Capital Corp.	3.900%	6/7/32	18,024	17,021
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,499	4,410
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson Controls International plc	1.750%	9/15/30	2,495	2,015
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,677
	Johnson Controls International plc	4.900%	12/1/32	2,960	2,934
	Kennametal Inc.	4.625%	6/15/28	2,249	2,141
	Kennametal Inc.	2.800%	3/1/31	315	253
	Keysight Technologies Inc.	3.000%	10/30/29	4,022	3,526
	Kirby Corp.	4.200%	3/1/28	5,070	4,741
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	14,171	13,679
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,745
[4]	LKQ Corp.	6.250%	6/15/33	5,000	5,029
	Lockheed Martin Corp.	1.850%	6/15/30	8,177	6,821
	Lockheed Martin Corp.	3.900%	6/15/32	5,625	5,299
	Lockheed Martin Corp.	5.250%	1/15/33	9,100	9,434
	Lockheed Martin Corp.	4.750%	2/15/34	5,000	4,986
	Norfolk Southern Corp.	3.800%	8/1/28	6,323	5,988
	Norfolk Southern Corp.	2.550%	11/1/29	4,125	3,562
	Norfolk Southern Corp.	2.300%	5/15/31	2,045	1,702
	Northrop Grumman Corp.	4.400%	5/1/30	8,334	8,126
	Northrop Grumman Corp.	4.700%	3/15/33	8,245	8,094
	nVent Finance Sarl	2.750%	11/15/31	1,580	1,262
	nVent Finance Sarl	5.650%	5/15/33	5,000	4,927
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,792
	Otis Worldwide Corp.	2.565%	2/15/30	15,810	13,634
	Parker-Hannifin Corp.	3.250%	6/14/29	11,731	10,675
	Parker-Hannifin Corp.	4.500%	9/15/29	15,427	15,000
	Pentair Finance Sarl	5.900%	7/15/32	3,265	3,301
	Raytheon Technologies Corp.	4.125%	11/16/28	16,217	15,619
	Raytheon Technologies Corp.	2.250%	7/1/30	8,337	7,043
	Raytheon Technologies Corp.	1.900%	9/1/31	9,681	7,737
	Raytheon Technologies Corp.	2.375%	3/15/32	17,274	14,170
	Raytheon Technologies Corp.	5.150%	2/27/33	9,670	9,799
[4]	Regal Rexnord Corp.	6.300%	2/15/30	8,975	8,951
[4]	Regal Rexnord Corp.	6.400%	4/15/33	9,520	9,502
	Republic Services Inc.	3.375%	11/15/27	6,103	5,744
	Republic Services Inc.	4.875%	4/1/29	1,815	1,813
	Republic Services Inc.	2.300%	3/1/30	13,088	11,193
	Republic Services Inc.	1.450%	2/15/31	5,000	3,927
	Republic Services Inc.	5.000%	4/1/34	5,000	4,984
	Rockwell Automation Inc.	3.500%	3/1/29	5,040	4,744
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,093
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,843
	Southwest Airlines Co.	2.625%	2/10/30	6,335	5,395
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,007	921
	Teledyne Technologies Inc.	2.750%	4/1/31	9,911	8,284
	Textron Inc.	3.900%	9/17/29	3,511	3,224
	Textron Inc.	3.000%	6/1/30	5,560	4,852
	Timken Co.	4.500%	12/15/28	3,705	3,528
	Trane Technologies Financing Ltd.	5.250%	3/3/33	2,805	2,838
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,675	3,481
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	5,747	5,414
	Trimble Inc.	4.900%	6/15/28	5,292	5,170
	Trimble Inc.	6.100%	3/15/33	5,475	5,553
	Triton Container International Ltd.	3.250%	3/15/32	5,080	3,990
	Tyco Electronics Group SA	2.500%	2/4/32	5,450	4,580
	Union Pacific Corp.	3.950%	9/10/28	10,062	9,750
	Union Pacific Corp.	3.700%	3/1/29	6,315	6,033
	Union Pacific Corp.	2.400%	2/5/30	4,206	3,662
	Union Pacific Corp.	2.375%	5/20/31	1,310	1,108
	Union Pacific Corp.	2.800%	2/14/32	9,451	8,155
	Union Pacific Corp.	4.500%	1/20/33	2,410	2,372
	Union Pacific Corp.	2.891%	4/6/36	5,000	3,985
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	8,030	8,182
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,200	1,984
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,665	2,354

44

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,160	981
	United Parcel Service Inc.	3.400%	3/15/29	9,744	9,205
	United Parcel Service Inc.	2.500%	9/1/29	5,285	4,679
	United Parcel Service Inc.	4.450%	4/1/30	6,339	6,314
	United Parcel Service Inc.	4.875%	3/3/33	8,065	8,157
	United Parcel Service of America Inc.	7.620%	4/1/30	550	647
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	209	208
	Vontier Corp.	2.950%	4/1/31	4,297	3,436
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,678
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,622
	Waste Connections Inc.	2.200%	1/15/32	7,680	6,210
	Waste Connections Inc.	3.200%	6/1/32	3,973	3,460
	Waste Connections Inc.	4.200%	1/15/33	6,126	5,759
	Waste Management Inc.	2.000%	6/1/29	2,630	2,250
	Waste Management Inc.	4.625%	2/15/30	2,780	2,739
	Waste Management Inc.	1.500%	3/15/31	11,590	9,223
	Waste Management Inc.	4.150%	4/15/32	5,300	5,049
	Waste Management Inc.	4.625%	2/15/33	2,690	2,635
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	9,094	8,809
	Xylem Inc.	2.250%	1/30/31	2,158	1,792
					889,086
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,368
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,825	4,865
	Albemarle Corp.	5.050%	6/1/32	4,487	4,346
	Amcor Finance USA Inc.	4.500%	5/15/28	3,145	2,991
	Amcor Finance USA Inc.	5.625%	5/26/33	5,249	5,189
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,440
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,015	9,156
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,544	3,724
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	6,066	5,305
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,246
	ArcelorMittal SA	4.250%	7/16/29	4,063	3,847
	ArcelorMittal SA	6.800%	11/29/32	8,435	8,665
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,725	7,691
	Cabot Corp.	4.000%	7/1/29	3,010	2,792
	Cabot Corp.	5.000%	6/30/32	1,000	958
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	4,919
	Carlisle Cos. Inc.	2.750%	3/1/30	7,395	6,305
	Carlisle Cos. Inc.	2.200%	3/1/32	4,450	3,513
	Celanese US Holdings LLC	6.330%	7/15/29	3,440	3,423
	Celanese US Holdings LLC	6.379%	7/15/32	8,330	8,382
	Dow Chemical Co.	4.800%	11/30/28	6,942	6,880
	Dow Chemical Co.	7.375%	11/1/29	3,480	3,874
	Dow Chemical Co.	2.100%	11/15/30	7,250	5,990
	Dow Chemical Co.	6.300%	3/15/33	3,111	3,343
	DuPont de Nemours Inc.	4.725%	11/15/28	14,656	14,426
	Eagle Materials Inc.	2.500%	7/1/31	6,095	4,978
	Eastman Chemical Co.	4.500%	12/1/28	2,550	2,434
	Eastman Chemical Co.	5.750%	3/8/33	4,185	4,185
	Ecolab Inc.	4.800%	3/24/30	5,595	5,614
	Ecolab Inc.	1.300%	1/30/31	4,600	3,621
	Ecolab Inc.	2.125%	2/1/32	5,145	4,229
	EIDP Inc.	2.300%	7/15/30	5,000	4,182
	EIDP Inc.	4.800%	5/15/33	4,900	4,797
	FMC Corp.	3.450%	10/1/29	7,545	6,610
	FMC Corp.	5.650%	5/18/33	4,070	3,979
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	4,718
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,912
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,275	4,862
	Freeport-McMoRan Inc.	4.625%	8/1/30	4,965	4,689
	Georgia-Pacific LLC	7.750%	11/15/29	4,600	5,193
[4]	Georgia-Pacific LLC	2.300%	4/30/30	2,739	2,333
	Huntsman International LLC	4.500%	5/1/29	6,381	5,842
	Huntsman International LLC	2.950%	6/15/31	3,400	2,718
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,035	2,849
[4,5]	Kinross Gold Corp.	6.250%	7/15/33	1,000	988
	Linde Inc.	1.100%	8/10/30	5,970	4,752
	LYB International Finance III LLC	2.250%	10/1/30	4,030	3,308
	LYB International Finance III LLC	5.625%	5/15/33	4,235	4,236
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,458	4,616
	Martin Marietta Materials Inc.	2.400%	7/15/31	5,589	4,565
	NewMarket Corp.	2.700%	3/18/31	3,710	3,036
	Newmont Corp.	2.800%	10/1/29	6,190	5,335
	Newmont Corp.	2.250%	10/1/30	8,375	6,877
	Newmont Corp.	2.600%	7/15/32	7,770	6,344
	Nucor Corp.	2.700%	6/1/30	5,000	4,341
	Nucor Corp.	3.125%	4/1/32	1,500	1,299
	Nutrien Ltd.	4.200%	4/1/29	3,781	3,579
	Nutrien Ltd.	2.950%	5/13/30	6,143	5,347
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,746
	PPG Industries Inc.	2.800%	8/15/29	1,503	1,329
	PPG Industries Inc.	2.550%	6/15/30	5,225	4,466
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,263
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,734	1,913
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,766
	Rohm & Haas Co.	7.850%	7/15/29	7,461	8,294
	RPM International Inc.	4.550%	3/1/29	5,572	5,228
	RPM International Inc.	2.950%	1/15/32	4,028	3,214
	Sherwin-Williams Co.	2.950%	8/15/29	7,837	6,931
	Sherwin-Williams Co.	2.300%	5/15/30	3,304	2,777
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,676
	Sonoco Products Co.	2.850%	2/1/32	4,070	3,391
	Steel Dynamics Inc.	3.450%	4/15/30	5,759	5,124
	Steel Dynamics Inc.	3.250%	1/15/31	7,344	6,377
	Suzano Austria GmbH	2.500%	9/15/28	1,900	1,615
	Suzano Austria GmbH	6.000%	1/15/29	16,712	16,625
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,296
	Suzano Austria GmbH	3.750%	1/15/31	6,945	5,931
[2]	Suzano Austria GmbH	3.125%	1/15/32	8,050	6,451
	Teck Resources Ltd.	3.900%	7/15/30	5,250	4,777
	Vale Overseas Ltd.	3.750%	7/8/30	11,955	10,538
	Vale Overseas Ltd.	6.125%	6/12/33	12,250	12,280
	Vulcan Materials Co.	3.500%	6/1/30	6,162	5,569
	Westlake Corp.	3.375%	6/15/30	2,935	2,552
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,013
	WRKCo Inc.	4.900%	3/15/29	5,220	5,049
	WRKCo Inc.	4.200%	6/1/32	2,605	2,372
	WRKCo Inc.	3.000%	6/15/33	3,015	2,458
	Yamana Gold Inc.	2.630%	8/15/31	1,709	1,332
					435,359
Real Estate (2.4%)
	Agree LP	4.800%	10/1/32	3,655	3,398
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,001	1,894
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,468	4,654
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,067	1,014
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,663	8,386
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,323	1,993
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	7,644	5,783
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	6,092	4,458
	American Assets Trust LP	3.375%	2/1/31	4,397	3,444
	American Homes 4 Rent LP	4.900%	2/15/29	3,710	3,557
	American Homes 4 Rent LP	2.375%	7/15/31	3,371	2,684
	American Homes 4 Rent LP	3.625%	4/15/32	4,360	3,777
	American Tower Corp.	5.250%	7/15/28	8,000	7,925
	American Tower Corp.	3.950%	3/15/29	6,842	6,313
	American Tower Corp.	3.800%	8/15/29	9,585	8,762
	American Tower Corp.	2.900%	1/15/30	9,191	7,940
	American Tower Corp.	1.875%	10/15/30	5,197	4,109
	American Tower Corp.	2.700%	4/15/31	6,003	4,990
	American Tower Corp.	2.300%	9/15/31	8,943	7,118
	American Tower Corp.	4.050%	3/15/32	5,240	4,767
	American Tower Corp.	5.650%	3/15/33	6,280	6,389

45

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	1.900%	12/1/28	7,115	6,032
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,217	4,735
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	5,610	4,704
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	5,057
	AvalonBay Communities Inc.	5.000%	2/15/33	5,397	5,378
	Boston Properties LP	4.500%	12/1/28	8,821	8,110
	Boston Properties LP	3.400%	6/21/29	10,697	9,008
	Boston Properties LP	2.900%	3/15/30	2,387	1,929
	Boston Properties LP	3.250%	1/30/31	10,235	8,330
	Boston Properties LP	2.550%	4/1/32	4,217	3,178
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,737	2,007
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,473	6,667
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,304	6,593
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,024
	Broadstone Net Lease LLC	2.600%	9/15/31	2,968	2,133
	Camden Property Trust	4.100%	10/15/28	5,253	4,989
	Camden Property Trust	3.150%	7/1/29	14,064	12,477
	Camden Property Trust	2.800%	5/15/30	4,942	4,302
	CBRE Services Inc.	2.500%	4/1/31	4,375	3,509
	Corporate Office Properties LP	2.000%	1/15/29	4,515	3,450
	Corporate Office Properties LP	2.750%	4/15/31	4,018	3,056
	Crown Castle Inc.	4.800%	9/1/28	5,460	5,306
	Crown Castle Inc.	4.300%	2/15/29	2,905	2,735
	Crown Castle Inc.	3.100%	11/15/29	6,315	5,508
	Crown Castle Inc.	3.300%	7/1/30	5,811	5,145
	Crown Castle Inc.	2.250%	1/15/31	9,583	7,818
	Crown Castle Inc.	2.100%	4/1/31	7,910	6,329
	Crown Castle Inc.	2.500%	7/15/31	6,045	4,970
	Crown Castle Inc.	5.100%	5/1/33	6,035	5,937
	CubeSmart LP	2.250%	12/15/28	3,940	3,327
	CubeSmart LP	4.375%	2/15/29	5,858	5,502
	CubeSmart LP	3.000%	2/15/30	5,769	4,943
	CubeSmart LP	2.500%	2/15/32	4,446	3,531
	Digital Realty Trust LP	4.450%	7/15/28	4,870	4,574
	Digital Realty Trust LP	3.600%	7/1/29	12,223	10,879
	EPR Properties	3.750%	8/15/29	4,337	3,542
	Equinix Inc.	3.200%	11/18/29	14,792	13,014
	Equinix Inc.	2.150%	7/15/30	5,392	4,363
	Equinix Inc.	2.500%	5/15/31	8,709	7,090
	Equinix Inc.	3.900%	4/15/32	7,115	6,390
	ERP Operating LP	4.150%	12/1/28	4,853	4,612
	ERP Operating LP	3.000%	7/1/29	6,393	5,636
	ERP Operating LP	2.500%	2/15/30	3,648	3,108
	ERP Operating LP	1.850%	8/1/31	4,825	3,800
	Essential Properties LP	2.950%	7/15/31	3,285	2,463
	Essex Portfolio LP	4.000%	3/1/29	5,130	4,738
	Essex Portfolio LP	3.000%	1/15/30	5,038	4,312
	Essex Portfolio LP	1.650%	1/15/31	850	645
	Essex Portfolio LP	2.550%	6/15/31	864	698
	Essex Portfolio LP	2.650%	3/15/32	7,405	5,962
	Extra Space Storage LP	5.500%	7/1/30	1,500	1,488
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,389
	Extra Space Storage LP	2.350%	3/15/32	5,665	4,434
	Federal Realty OP LP	3.200%	6/15/29	4,750	4,113
	Federal Realty OP LP	3.500%	6/1/30	5,600	4,885
	GLP Capital LP	5.750%	6/1/28	6,404	6,256
	GLP Capital LP	5.300%	1/15/29	6,502	6,195
	GLP Capital LP	4.000%	1/15/30	5,630	4,880
	GLP Capital LP	4.000%	1/15/31	4,734	4,093
	GLP Capital LP	3.250%	1/15/32	4,875	3,941
	Healthcare Realty Holdings LP	3.100%	2/15/30	980	834
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,857	5,263
	Healthpeak OP LLC	2.125%	12/1/28	1,978	1,674
	Healthpeak OP LLC	3.500%	7/15/29	2,207	1,979
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,640
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,308
	Healthpeak OP LLC	5.250%	12/15/32	6,220	6,075
	Highwoods Realty LP	4.200%	4/15/29	6,532	5,545
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.050%	2/15/30	4,445	3,452
	Highwoods Realty LP	2.600%	2/1/31	3,547	2,601
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,579	4,776
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	4,308	3,656
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,291	1,810
	Hudson Pacific Properties LP	4.650%	4/1/29	4,078	2,891
	Hudson Pacific Properties LP	3.250%	1/15/30	3,346	2,116
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,378
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	2,207	1,987
	Kilroy Realty LP	4.750%	12/15/28	2,483	2,201
	Kilroy Realty LP	4.250%	8/15/29	3,877	3,295
	Kilroy Realty LP	3.050%	2/15/30	4,197	3,288
	Kilroy Realty LP	2.500%	11/15/32	2,680	1,877
	Kimco Realty OP LLC	2.700%	10/1/30	3,962	3,269
	Kimco Realty OP LLC	2.250%	12/1/31	757	590
	Kimco Realty OP LLC	3.200%	4/1/32	9,074	7,529
	Kimco Realty OP LLC	4.600%	2/1/33	4,042	3,742
	Kite Realty Group Trust	4.750%	9/15/30	2,151	1,947
	Life Storage LP	4.000%	6/15/29	4,550	4,118
	Life Storage LP	2.200%	10/15/30	3,325	2,654
	Life Storage LP	2.400%	10/15/31	5,000	3,962
	LXP Industrial Trust	2.700%	9/15/30	2,840	2,268
	LXP Industrial Trust	2.375%	10/1/31	3,863	2,936
	Mid-America Apartments LP	3.950%	3/15/29	5,330	5,031
	Mid-America Apartments LP	2.750%	3/15/30	1,517	1,320
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,477
	NNN REIT Inc.	4.300%	10/15/28	5,025	4,686
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,309	4,359
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	4,862
	Omega Healthcare Investors Inc.	3.250%	4/15/33	4,797	3,572
	Physicians Realty LP	2.625%	11/1/31	5,756	4,478
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,950	2,156
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,753
	Prologis LP	3.250%	6/30/26	171	162
	Prologis LP	3.875%	9/15/28	5,671	5,367
	Prologis LP	4.000%	9/15/28	5,155	4,947
	Prologis LP	2.875%	11/15/29	3,970	3,485
	Prologis LP	2.250%	4/15/30	12,111	10,291
	Prologis LP	1.750%	7/1/30	5,194	4,178
	Prologis LP	1.250%	10/15/30	5,195	4,032
	Prologis LP	2.250%	1/15/32	2,894	2,339
	Prologis LP	4.625%	1/15/33	10,675	10,429
	Prologis LP	4.750%	6/15/33	6,100	5,961
	Public Storage	1.950%	11/9/28	6,042	5,186
	Public Storage	3.385%	5/1/29	5,615	5,187
	Public Storage	2.250%	11/9/31	10,746	8,812
	Rayonier LP	2.750%	5/17/31	4,165	3,354
	Realty Income Corp.	3.650%	1/15/28	1,634	1,525
	Realty Income Corp.	3.250%	6/15/29	4,400	3,934
	Realty Income Corp.	3.100%	12/15/29	6,695	5,868
	Realty Income Corp.	3.250%	1/15/31	13,208	11,549
	Realty Income Corp.	5.625%	10/13/32	8,205	8,319
	Realty Income Corp.	2.850%	12/15/32	6,159	5,020
	Regency Centers LP	2.950%	9/15/29	3,875	3,323
	Regency Centers LP	3.700%	6/15/30	4,420	3,957
	Rexford Industrial Realty LP	2.150%	9/1/31	3,519	2,744
	Sabra Health Care LP	3.900%	10/15/29	6,871	5,620
	Sabra Health Care LP	3.200%	12/1/31	2,957	2,202
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	4,139
	Simon Property Group LP	3.375%	6/15/27	5,131	4,770
	Simon Property Group LP	2.450%	9/13/29	9,389	7,925
	Simon Property Group LP	2.650%	7/15/30	6,275	5,340
	Simon Property Group LP	2.200%	2/1/31	5,025	4,035
	Simon Property Group LP	2.250%	1/15/32	7,807	6,102
	Simon Property Group LP	5.500%	3/8/33	1,855	1,842
	Spirit Realty LP	3.200%	1/15/27	21	19
	Spirit Realty LP	4.000%	7/15/29	3,675	3,255

46

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spirit Realty LP	3.400%	1/15/30	2,900	2,473
	Spirit Realty LP	3.200%	2/15/31	2,339	1,913
	STORE Capital Corp.	4.500%	3/15/28	3,770	3,301
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,591
	STORE Capital Corp.	2.750%	11/18/30	2,758	1,989
	Sun Communities Operating LP	2.300%	11/1/28	3,800	3,199
	Sun Communities Operating LP	2.700%	7/15/31	8,591	6,791
	Sun Communities Operating LP	4.200%	4/15/32	6,180	5,403
	Sun Communities Operating LP	5.700%	1/15/33	2,655	2,598
	Tanger Properties LP	2.750%	9/1/31	3,616	2,621
[2]	UDR Inc.	4.400%	1/26/29	4,693	4,413
[2]	UDR Inc.	3.200%	1/15/30	4,213	3,730
[2]	UDR Inc.	2.100%	8/1/32	1,743	1,325
[2]	UDR Inc.	1.900%	3/15/33	4,553	3,366
[2]	UDR Inc.	2.100%	6/15/33	996	737
	Ventas Realty LP	4.400%	1/15/29	5,460	5,099
	Ventas Realty LP	3.000%	1/15/30	5,326	4,560
	Ventas Realty LP	4.750%	11/15/30	5,052	4,787
	VICI Properties LP	4.950%	2/15/30	10,625	9,963
	VICI Properties LP	5.125%	5/15/32	11,985	11,204
	Vornado Realty LP	2.150%	6/1/26	102	86
	Vornado Realty LP	3.400%	6/1/31	1,660	1,197
	Welltower OP LLC	4.125%	3/15/29	7,592	7,042
	Welltower OP LLC	3.100%	1/15/30	7,221	6,284
	Welltower OP LLC	2.750%	1/15/31	10,660	8,790
	Welltower OP LLC	2.750%	1/15/32	4,960	4,008
	Welltower OP LLC	3.850%	6/15/32	2,000	1,766
	Weyerhaeuser Co.	4.000%	11/15/29	6,720	6,212
	Weyerhaeuser Co.	4.000%	4/15/30	8,596	7,912
	Weyerhaeuser Co.	3.375%	3/9/33	4,714	4,056
	WP Carey Inc.	3.850%	7/15/29	4,500	4,076
	WP Carey Inc.	2.400%	2/1/31	4,693	3,767
	WP Carey Inc.	2.250%	4/1/33	3,311	2,494
					853,900
Technology (3.5%)
	Adobe Inc.	2.300%	2/1/30	10,150	8,905
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,400	3,222
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,122
	Analog Devices Inc.	1.700%	10/1/28	6,740	5,791
	Analog Devices Inc.	2.100%	10/1/31	9,341	7,732
	Apple Inc.	1.400%	8/5/28	20,147	17,393
	Apple Inc.	3.250%	8/8/29	6,125	5,733
	Apple Inc.	2.200%	9/11/29	12,132	10,649
	Apple Inc.	4.150%	5/10/30	4,268	4,201
	Apple Inc.	1.650%	5/11/30	15,598	13,137
	Apple Inc.	1.250%	8/20/30	14,876	12,084
	Apple Inc.	1.650%	2/8/31	24,167	20,034
	Apple Inc.	1.700%	8/5/31	9,606	7,913
	Apple Inc.	3.350%	8/8/32	6,395	5,959
	Apple Inc.	4.300%	5/10/33	8,122	8,081
	Applied Materials Inc.	1.750%	6/1/30	6,072	5,072
	Autodesk Inc.	2.850%	1/15/30	3,875	3,390
	Autodesk Inc.	2.400%	12/15/31	9,380	7,694
	Automatic Data Processing Inc.	1.250%	9/1/30	9,759	7,912
	Avnet Inc.	3.000%	5/15/31	1,049	839
	Avnet Inc.	5.500%	6/1/32	4,026	3,834
	Block Financial LLC	2.500%	7/15/28	3,195	2,721
	Block Financial LLC	3.875%	8/15/30	6,505	5,739
	Broadcom Inc.	4.110%	9/15/28	15,598	14,758
[4]	Broadcom Inc.	4.000%	4/15/29	2,071	1,915
	Broadcom Inc.	4.750%	4/15/29	16,172	15,658
	Broadcom Inc.	5.000%	4/15/30	6,108	5,991
	Broadcom Inc.	4.150%	11/15/30	19,821	18,215
[4]	Broadcom Inc.	2.450%	2/15/31	24,001	19,496
	Broadcom Inc.	4.300%	11/15/32	6,250	5,727
[4]	Broadcom Inc.	2.600%	2/15/33	14,570	11,358
[4]	Broadcom Inc.	3.419%	4/15/33	26,220	21,951
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,211	5,319
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	6,870
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CDW LLC	3.276%	12/1/28	4,745	4,123
	CDW LLC	3.250%	2/15/29	5,541	4,783
	CGI Inc.	2.300%	9/14/31	3,675	2,866
	Dell International LLC	5.300%	10/1/29	16,213	16,085
	Dell International LLC	6.200%	7/15/30	6,346	6,599
	Dell International LLC	5.750%	2/1/33	8,789	8,877
	DXC Technology Co.	2.375%	9/15/28	9,311	7,768
	Equifax Inc.	3.100%	5/15/30	9,853	8,518
	Equifax Inc.	2.350%	9/15/31	11,450	9,146
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,177
	Fidelity National Information Services Inc.	2.250%	3/1/31	7,936	6,348
	Fiserv Inc.	4.200%	10/1/28	9,373	8,981
	Fiserv Inc.	3.500%	7/1/29	24,250	22,192
	Fiserv Inc.	2.650%	6/1/30	7,980	6,798
	Fiserv Inc.	5.600%	3/2/33	5,712	5,819
	Flex Ltd.	4.875%	6/15/29	4,336	4,152
	Flex Ltd.	4.875%	5/12/30	6,650	6,437
	Fortinet Inc.	2.200%	3/15/31	5,000	4,054
	Global Payments Inc.	4.450%	6/1/28	5,390	5,059
	Global Payments Inc.	3.200%	8/15/29	9,686	8,420
	Global Payments Inc.	2.900%	5/15/30	10,426	8,836
	Global Payments Inc.	2.900%	11/15/31	6,003	4,892
	Global Payments Inc.	5.400%	8/15/32	9,770	9,521
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,636
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	6,000	5,943
	HP Inc.	4.000%	4/15/29	8,625	8,049
	HP Inc.	3.400%	6/17/30	7,762	6,815
	HP Inc.	2.650%	6/17/31	10,720	8,639
	HP Inc.	4.200%	4/15/32	9,990	8,959
	HP Inc.	5.500%	1/15/33	5,970	5,864
	Hubbell Inc.	3.500%	2/15/28	1,011	947
	Hubbell Inc.	2.300%	3/15/31	2,770	2,283
	Intel Corp.	1.600%	8/12/28	8,625	7,430
	Intel Corp.	4.000%	8/5/29	3,915	3,725
	Intel Corp.	2.450%	11/15/29	17,433	15,111
	Intel Corp.	5.125%	2/10/30	11,065	11,135
	Intel Corp.	3.900%	3/25/30	9,205	8,676
	Intel Corp.	2.000%	8/12/31	12,601	10,275
	Intel Corp.	4.150%	8/5/32	18,570	17,702
	Intel Corp.	5.200%	2/10/33	23,690	23,911
	International Business Machines Corp.	3.500%	5/15/29	24,992	23,084
	International Business Machines Corp.	1.950%	5/15/30	10,265	8,508
	International Business Machines Corp.	2.720%	2/9/32	1,600	1,369
	International Business Machines Corp.	4.400%	7/27/32	5,325	5,108
	International Business Machines Corp.	4.750%	2/6/33	7,845	7,697
	Intuit Inc.	1.650%	7/15/30	4,550	3,695
	Jabil Inc.	5.450%	2/1/29	4,000	3,974
	Jabil Inc.	3.600%	1/15/30	4,700	4,208
	Jabil Inc.	3.000%	1/15/31	4,713	3,999
	Juniper Networks Inc.	3.750%	8/15/29	5,132	4,631
	Juniper Networks Inc.	2.000%	12/10/30	5,742	4,458
	KLA Corp.	4.100%	3/15/29	7,012	6,748
	KLA Corp.	4.650%	7/15/32	12,125	12,082
	Kyndryl Holdings Inc.	2.700%	10/15/28	3,838	3,123
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,109	3,831
	Lam Research Corp.	4.000%	3/15/29	7,690	7,424
	Lam Research Corp.	1.900%	6/15/30	6,095	5,073
	Leidos Inc.	4.375%	5/15/30	4,929	4,541
	Leidos Inc.	2.300%	2/15/31	9,290	7,323
	Leidos Inc.	5.750%	3/15/33	6,065	6,035
[2]	Marvell Technology Inc.	4.875%	6/22/28	5,471	5,313
	Marvell Technology Inc.	2.950%	4/15/31	3,270	2,739
	Micron Technology Inc.	5.327%	2/6/29	6,520	6,424

47

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	6.750%	11/1/29	7,136	7,418
Micron Technology Inc.	4.663%	2/15/30	6,261	5,905
Micron Technology Inc.	2.703%	4/15/32	5,140	4,059
Micron Technology Inc.	5.875%	2/9/33	8,058	8,030
Moody's Corp.	4.250%	2/1/29	2,335	2,250
Moody's Corp.	2.000%	8/19/31	6,438	5,184
Moody's Corp.	4.250%	8/8/32	775	736
Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,105
Motorola Solutions Inc.	2.300%	11/15/30	8,308	6,721
Motorola Solutions Inc.	2.750%	5/24/31	3,985	3,268
Motorola Solutions Inc.	5.600%	6/1/32	4,100	4,072
NetApp Inc.	2.700%	6/22/30	6,100	5,134
NVIDIA Corp.	1.550%	6/15/28	7,831	6,838
NVIDIA Corp.	2.850%	4/1/30	12,211	11,075
NVIDIA Corp.	2.000%	6/15/31	10,207	8,556
NXP BV	5.550%	12/1/28	5,095	5,135
NXP BV	4.300%	6/18/29	9,566	9,010
NXP BV	3.400%	5/1/30	7,756	6,870
NXP BV	2.500%	5/11/31	8,445	6,883
NXP BV	2.650%	2/15/32	8,389	6,783
NXP BV	5.000%	1/15/33	7,800	7,498
Oracle Corp.	2.950%	4/1/30	24,086	21,026
Oracle Corp.	4.650%	5/6/30	6,110	5,910
Oracle Corp.	3.250%	5/15/30	4,717	4,206
Oracle Corp.	2.875%	3/25/31	30,203	25,741
Oracle Corp.	6.250%	11/9/32	21,710	23,033
Oracle Corp.	4.900%	2/6/33	12,140	11,785
PayPal Holdings Inc.	2.850%	10/1/29	11,228	9,969
PayPal Holdings Inc.	2.300%	6/1/30	11,547	9,787
PayPal Holdings Inc.	4.400%	6/1/32	7,205	6,939
Qorvo Inc.	4.375%	10/15/29	7,099	6,420
QUALCOMM Inc.	2.150%	5/20/30	7,780	6,686
QUALCOMM Inc.	1.650%	5/20/32	10,072	7,941
QUALCOMM Inc.	4.250%	5/20/32	2,870	2,797
QUALCOMM Inc.	5.400%	5/20/33	5,825	6,131
Quanta Services Inc.	2.900%	10/1/30	4,995	4,248
Quanta Services Inc.	2.350%	1/15/32	1,883	1,482
RELX Capital Inc.	4.000%	3/18/29	7,873	7,530
RELX Capital Inc.	3.000%	5/22/30	4,740	4,231
RELX Capital Inc.	4.750%	5/20/32	4,455	4,373
Roper Technologies Inc.	4.200%	9/15/28	4,838	4,651
Roper Technologies Inc.	2.950%	9/15/29	6,530	5,778
Roper Technologies Inc.	2.000%	6/30/30	4,561	3,734
Roper Technologies Inc.	1.750%	2/15/31	3,787	3,006
S&P Global Inc.	4.750%	8/1/28	6,410	6,379
S&P Global Inc.	2.700%	3/1/29	5,990	5,407
S&P Global Inc.	4.250%	5/1/29	8,517	8,308
S&P Global Inc.	2.500%	12/1/29	4,462	3,891
S&P Global Inc.	1.250%	8/15/30	5,009	3,949
S&P Global Inc.	2.900%	3/1/32	12,140	10,532
Salesforce Inc.	1.500%	7/15/28	9,035	7,781
Salesforce Inc.	1.950%	7/15/31	14,676	12,116
ServiceNow Inc.	1.400%	9/1/30	12,947	10,259
Skyworks Solutions Inc.	3.000%	6/1/31	5,823	4,711
TD SYNNEX Corp.	2.375%	8/9/28	4,687	3,853
TD SYNNEX Corp.	2.650%	8/9/31	875	672
Teledyne FLIR LLC	2.500%	8/1/30	5,941	4,923
Texas Instruments Inc.	2.250%	9/4/29	6,301	5,501
Texas Instruments Inc.	1.750%	5/4/30	7,211	6,057
Texas Instruments Inc.	1.900%	9/15/31	4,814	3,957
Texas Instruments Inc.	4.900%	3/14/33	7,000	7,167
TSMC Arizona Corp.	4.125%	4/22/29	4,190	4,007
TSMC Arizona Corp.	2.500%	10/25/31	10,845	9,082
TSMC Arizona Corp.	4.250%	4/22/32	6,825	6,585
Verisk Analytics Inc.	4.125%	3/15/29	5,167	4,932
Verisk Analytics Inc.	5.750%	4/1/33	4,000	4,182
VMware Inc.	1.800%	8/15/28	7,055	5,926
VMware Inc.	4.700%	5/15/30	8,344	7,975
VMware Inc.	2.200%	8/15/31	14,646	11,509
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Digital Corp.	2.850%	2/1/29	6,765	5,410
	Western Digital Corp.	3.100%	2/1/32	4,115	3,046
	Workday Inc.	3.700%	4/1/29	4,765	4,421
	Workday Inc.	3.800%	4/1/32	13,968	12,569
	Xilinx Inc.	2.375%	6/1/30	6,861	5,923
					1,269,317
Utilities (3.3%)
	AEP Texas Inc.	3.950%	6/1/28	3,757	3,532
[2]	AEP Texas Inc.	2.100%	7/1/30	4,630	3,789
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,085
	AES Corp.	2.450%	1/15/31	8,583	6,943
[2]	Alabama Power Co.	1.450%	9/15/30	5,094	4,031
	Alabama Power Co.	3.050%	3/15/32	5,120	4,458
	Alabama Power Co.	3.940%	9/1/32	3,802	3,513
	Ameren Corp.	3.500%	1/15/31	5,289	4,728
	Ameren Illinois Co.	3.800%	5/15/28	4,150	3,956
	Ameren Illinois Co.	1.550%	11/15/30	2,425	1,919
	Ameren Illinois Co.	3.850%	9/1/32	1,965	1,809
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	4,558	4,355
	American Electric Power Co. Inc.	5.950%	11/1/32	7,300	7,617
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,678
	American Water Capital Corp.	3.750%	9/1/28	4,945	4,674
	American Water Capital Corp.	3.450%	6/1/29	5,780	5,365
	American Water Capital Corp.	2.800%	5/1/30	5,110	4,470
	American Water Capital Corp.	2.300%	6/1/31	2,150	1,786
	American Water Capital Corp.	4.450%	6/1/32	5,180	5,020
[2]	Appalachian Power Co.	2.700%	4/1/31	5,580	4,653
[2]	Appalachian Power Co.	4.500%	8/1/32	2,595	2,439
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,493
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,644
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,333
	Atmos Energy Corp.	2.625%	9/15/29	4,660	4,103
	Atmos Energy Corp.	1.500%	1/15/31	8,490	6,691
	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,550
	Avangrid Inc.	3.800%	6/1/29	5,206	4,761
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,704	3,916
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	6,000	5,520
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,145	7,475
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	3,883
	Black Hills Corp.	3.050%	10/15/29	4,175	3,583
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,928	3,298
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,729
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	15,000	14,995
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,441
	CenterPoint Energy Inc.	2.950%	3/1/30	3,905	3,401
	CenterPoint Energy Inc.	2.650%	6/1/31	1,903	1,590
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,407	5,941
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	291	279
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	7,500	7,635
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	848
[2]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,623
	CMS Energy Corp.	3.750%	12/1/50	2,612	2,012
	Commonwealth Edison Co.	3.700%	8/15/28	4,830	4,554
	Commonwealth Edison Co.	2.200%	3/1/30	2,999	2,538
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,165	3,666
	Commonwealth Edison Co.	4.900%	2/1/33	2,000	1,992
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	3,865	3,144
[5]	Connecticut Light & Power Co.	4.900%	7/1/33	2,000	1,990
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,157	3,785
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,151	6,787
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,262	4,311

48

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	5.800%	3/1/33	1,523	1,566
	Consumers Energy Co.	3.600%	8/15/32	6,908	6,234
	Consumers Energy Co.	4.625%	5/15/33	2,650	2,585
	Dominion Energy Inc.	4.250%	6/1/28	2,608	2,494
[2]	Dominion Energy Inc.	3.375%	4/1/30	11,894	10,646
[2]	Dominion Energy Inc.	2.250%	8/15/31	2,335	1,884
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,582	5,227
	Dominion Energy Inc.	5.375%	11/15/32	7,578	7,615
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	3,032
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,337	2,577
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	3,016
	DTE Electric Co.	2.250%	3/1/30	4,285	3,656
[2]	DTE Electric Co.	2.625%	3/1/31	3,960	3,389
[2]	DTE Electric Co.	3.000%	3/1/32	4,755	4,097
	DTE Electric Co.	5.200%	4/1/33	5,405	5,503
[2]	DTE Energy Co.	3.400%	6/15/29	3,769	3,372
	DTE Energy Co.	2.950%	3/1/30	3,835	3,329
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,800	5,545
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,635	4,003
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,192	6,184
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,286	7,039
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,900	4,169
	Duke Energy Carolinas LLC	4.950%	1/15/33	9,040	8,982
	Duke Energy Corp.	3.400%	6/15/29	4,953	4,477
	Duke Energy Corp.	2.450%	6/1/30	8,222	6,904
	Duke Energy Corp.	2.550%	6/15/31	7,582	6,277
	Duke Energy Corp.	4.500%	8/15/32	14,240	13,446
	Duke Energy Florida LLC	3.800%	7/15/28	4,625	4,410
	Duke Energy Florida LLC	2.500%	12/1/29	2,543	2,198
	Duke Energy Florida LLC	1.750%	6/15/30	2,028	1,651
	Duke Energy Florida LLC	2.400%	12/15/31	6,030	4,955
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,430	5,979
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,916	2,421
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,190	5,244
	Duke Energy Progress LLC	3.700%	9/1/28	4,666	4,412
	Duke Energy Progress LLC	3.450%	3/15/29	7,753	7,125
	Duke Energy Progress LLC	2.000%	8/15/31	4,472	3,601
	Duke Energy Progress LLC	3.400%	4/1/32	3,476	3,073
	Duke Energy Progress LLC	5.250%	3/15/33	4,101	4,170
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,415
	Edison International	4.125%	3/15/28	3,990	3,730
	Edison International	6.950%	11/15/29	3,190	3,360
	Enel Chile SA	4.875%	6/12/28	5,148	4,951
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,801
	Entergy Corp.	1.900%	6/15/28	8,122	6,932
	Entergy Corp.	2.800%	6/15/30	3,892	3,299
	Entergy Corp.	2.400%	6/15/31	8,179	6,625
	Entergy Louisiana LLC	2.350%	6/15/32	3,725	2,994
	Entergy Mississippi LLC	2.850%	6/1/28	2,585	2,319
	Entergy Mississippi LLC	5.000%	9/1/33	1,500	1,471
	Entergy Texas Inc.	4.000%	3/30/29	7,367	6,937
	Entergy Texas Inc.	1.750%	3/15/31	4,170	3,302
	Essential Utilities Inc.	3.566%	5/1/29	3,960	3,604
	Essential Utilities Inc.	2.704%	4/15/30	4,626	3,919
	Evergy Inc.	2.900%	9/15/29	3,922	3,423
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,956	4,959
	Evergy Metro Inc.	4.950%	4/15/33	1,872	1,843
[2]	Eversource Energy	3.300%	1/15/28	1,380	1,271
[2]	Eversource Energy	4.250%	4/1/29	5,536	5,274
[2]	Eversource Energy	1.650%	8/15/30	5,700	4,530
	Eversource Energy	2.550%	3/15/31	2,990	2,488
	Eversource Energy	3.375%	3/1/32	4,888	4,269
	Eversource Energy	5.125%	5/15/33	7,675	7,572
	Exelon Corp.	4.050%	4/15/30	13,645	12,790
	Exelon Corp.	3.350%	3/15/32	2,720	2,365
	Exelon Corp.	5.300%	3/15/33	7,040	7,044
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.625%	5/15/30	5,000	4,923
	Florida Power & Light Co.	2.450%	2/3/32	12,139	10,225
	Florida Power & Light Co.	5.100%	4/1/33	5,380	5,468
	Florida Power & Light Co.	4.800%	5/15/33	6,040	6,001
[2]	Georgia Power Co.	2.650%	9/15/29	4,957	4,286
	Georgia Power Co.	4.700%	5/15/32	3,135	3,032
	Georgia Power Co.	4.950%	5/17/33	10,703	10,564
	Indiana Michigan Power Co.	3.850%	5/15/28	3,900	3,705
	Interstate Power & Light Co.	4.100%	9/26/28	8,431	7,977
	Interstate Power & Light Co.	3.600%	4/1/29	1,773	1,621
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	2,912
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,590
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,424
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,545
	MidAmerican Energy Co.	3.650%	4/15/29	8,175	7,600
	MidAmerican Energy Co.	6.750%	12/30/31	2,382	2,652
	National Fuel Gas Co.	3.950%	9/15/27	1,850	1,704
	National Fuel Gas Co.	4.750%	9/1/28	3,929	3,722
	National Fuel Gas Co.	2.950%	3/1/31	2,500	2,006
	National Grid plc	5.809%	6/12/33	4,000	4,072
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,000	2,990
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	4,358	4,109
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,655	6,168
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,032	5,105
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,630	2,766
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,430	1,111
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,105	3,429
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	7,689	8,050
[2]	Nevada Power Co.	3.700%	5/1/29	5,920	5,496
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,350
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	11,290	9,679
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,276	6,661
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,440	5,597
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,464	12,858
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,792	3,078
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	10,206	10,064
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	6,538	6,451
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,512
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,372
	NiSource Inc.	2.950%	9/1/29	7,452	6,528
	NiSource Inc.	3.600%	5/1/30	4,482	4,038
	NiSource Inc.	1.700%	2/15/31	7,380	5,782
	Northern States Power Co.	2.250%	4/1/31	3,412	2,843
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,355
	NSTAR Electric Co.	3.950%	4/1/30	5,238	4,949
[2]	Ohio Power Co.	2.600%	4/1/30	2,035	1,746
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,299
	Ohio Power Co.	5.000%	6/1/33	2,500	2,460
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,430
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,789
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	3,939
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	10,689	10,098
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,979	5,244
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,325	4,119
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	13,028	12,671

49

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,218
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,204	2,775
	Pacific Gas & Electric Co.	3.750%	7/1/28	14,121	12,676
	Pacific Gas & Electric Co.	6.100%	1/15/29	3,348	3,296
	Pacific Gas & Electric Co.	4.550%	7/1/30	32,362	29,288
	Pacific Gas & Electric Co.	2.500%	2/1/31	16,290	12,779
	Pacific Gas & Electric Co.	3.250%	6/1/31	4,217	3,432
	Pacific Gas & Electric Co.	4.400%	3/1/32	3,708	3,219
	Pacific Gas & Electric Co.	5.900%	6/15/32	3,395	3,269
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,315	6,202
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,315	2,302
	PacifiCorp	3.500%	6/15/29	4,191	3,756
	PacifiCorp	2.700%	9/15/30	2,876	2,396
	PacifiCorp	7.700%	11/15/31	1,935	2,146
	PECO Energy Co.	4.900%	6/15/33	10,000	9,978
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,238	1,174
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,556	4,133
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,269
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,500	2,494
	PPL Electric Utilities Corp.	5.000%	5/15/33	12,710	12,744
	Progress Energy Inc.	7.000%	10/30/31	4,790	5,243
	Public Service Co. of Colorado	3.700%	6/15/28	2,975	2,822
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,300	2,668
[2]	Public Service Co. of Colorado	4.100%	6/1/32	2,089	1,944
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	555	460
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	3,984
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,365
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,900	2,711
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,763	2,498
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,029	2,614
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,150	3,623
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,065	3,065
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,630	5,528
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,050	9,438
	Puget Energy Inc.	2.379%	6/15/28	3,182	2,743
	Puget Energy Inc.	4.100%	6/15/30	6,606	6,012
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,425	5,150
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,536
	Sempra Energy	3.400%	2/1/28	6,000	5,531
	Sempra Energy	3.700%	4/1/29	655	599
[2]	Southern California Edison Co.	4.200%	3/1/29	6,191	5,886
	Southern California Edison Co.	6.650%	4/1/29	4,665	4,858
	Southern California Edison Co.	2.850%	8/1/29	4,155	3,646
	Southern California Edison Co.	2.250%	6/1/30	4,150	3,471
[2]	Southern California Edison Co.	2.500%	6/1/31	2,116	1,761
	Southern California Edison Co.	2.750%	2/1/32	3,360	2,811
	Southern California Edison Co.	5.950%	11/1/32	6,125	6,422
[2]	Southern California Gas Co.	2.550%	2/1/30	5,528	4,759
[2]	Southern Co.	3.700%	4/30/30	2,705	2,484
	Southern Co.	5.700%	10/15/32	4,486	4,650
	Southern Co.	5.200%	6/15/33	8,000	7,942
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,427	5,839
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,965	6,910
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,370
	Southwest Gas Corp.	4.050%	3/15/32	4,765	4,289
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	4,274	4,057
	Southwestern Electric Power Co.	5.300%	4/1/33	5,546	5,484
	Spire Missouri Inc.	4.800%	2/15/33	2,333	2,300
	Tampa Electric Co.	2.400%	3/15/31	3,254	2,667
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,443
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,177
	Union Electric Co.	3.500%	3/15/29	4,655	4,291
	Union Electric Co.	2.950%	3/15/30	3,610	3,203
	Union Electric Co.	2.150%	3/15/32	5,709	4,570
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	6,666	6,320
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	6,285	5,588
	Virginia Electric & Power Co.	2.300%	11/15/31	3,064	2,496
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.400%	3/30/32	5,660	4,640
	Virginia Electric & Power Co.	5.000%	4/1/33	15,685	15,505
	WEC Energy Group Inc.	2.200%	12/15/28	3,175	2,734
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,775
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	4,133
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,725	2,826
	Wisconsin Power & Light Co.	3.950%	9/1/32	7,325	6,784
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,000	1,978
	Xcel Energy Inc.	4.000%	6/15/28	4,940	4,715
	Xcel Energy Inc.	2.600%	12/1/29	3,730	3,192
	Xcel Energy Inc.	3.400%	6/1/30	8,490	7,564
	Xcel Energy Inc.	2.350%	11/15/31	3,573	2,843
	Xcel Energy Inc.	4.600%	6/1/32	5,630	5,328
					1,182,261
Total Corporate Bonds (Cost $15,400,031)					13,878,943
Sovereign Bonds (4.2%)
	Asian Development Bank	5.820%	6/16/28	6,090	6,473
[2]	Asian Development Bank	3.125%	9/26/28	9,954	9,426
[2]	Asian Development Bank	1.875%	3/15/29	1,230	1,084
[2]	Asian Development Bank	1.750%	9/19/29	23,860	20,743
[2]	Asian Development Bank	1.875%	1/24/30	20,576	17,907
[2]	Asian Development Bank	0.750%	10/8/30	3,680	2,909
[2]	Asian Development Bank	1.500%	3/4/31	8,050	6,695
	Asian Development Bank	3.125%	4/27/32	18,145	16,983
[2]	Asian Development Bank	3.875%	9/28/32	10,570	10,465
[2]	Asian Development Bank	4.000%	1/12/33	18,045	18,036
[2]	Asian Development Bank	3.875%	6/14/33	16,800	16,616
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.625%	9/10/28	11,694	11,161
	Equinor ASA	3.125%	4/6/30	12,223	11,205
	Equinor ASA	2.375%	5/22/30	7,281	6,336
	European Investment Bank	1.625%	10/9/29	18,418	15,958
	European Investment Bank	0.875%	5/17/30	17,755	14,410
	European Investment Bank	3.625%	7/15/30	36,475	35,446
	European Investment Bank	0.750%	9/23/30	9,350	7,461
	European Investment Bank	1.250%	2/14/31	34,655	28,471
	European Investment Bank	1.625%	5/13/31	12,146	10,224
	European Investment Bank	3.750%	2/14/33	40,587	39,984
	Export-Import Bank of Korea	1.250%	9/21/30	6,365	5,050
	Export-Import Bank of Korea	1.375%	2/9/31	2,550	2,021
	Export-Import Bank of Korea	2.125%	1/18/32	6,700	5,512
	Export-Import Bank of Korea	4.500%	9/15/32	4,090	4,035
	Export-Import Bank of Korea	5.125%	1/11/33	8,230	8,498
[2]	Hong Kong Government International Bond	1.750%	11/24/31	4,660	3,879
[2]	Hydro-Quebec	8.500%	12/1/29	1,550	1,862
[2]	Hydro-Quebec	9.375%	4/15/30	2,355	3,018
	Inter-American Development Bank	1.125%	7/20/28	12,688	10,882
	Inter-American Development Bank	3.125%	9/18/28	23,310	22,043
	Inter-American Development Bank	2.250%	6/18/29	29,510	26,413
	Inter-American Development Bank	3.500%	9/14/29	22,350	21,555
[2]	Inter-American Development Bank	1.125%	1/13/31	44,990	36,392
[2]	Inter-American Development Bank	3.500%	4/12/33	18,575	17,834
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	15,927	13,951
	International Bank for Reconstruction & Development	3.500%	7/12/28	19,225	18,567
	International Bank for Reconstruction & Development	1.125%	9/13/28	42,826	36,613
	International Bank for Reconstruction & Development	3.625%	9/21/29	18,755	18,216
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	32,660	28,334
	International Bank for Reconstruction & Development	3.875%	2/14/30	31,945	31,465
	International Bank for Reconstruction & Development	0.875%	5/14/30	40,968	33,057
	International Bank for Reconstruction & Development	0.750%	8/26/30	19,635	15,571

50

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.250%	2/10/31	32,580	26,606
	International Bank for Reconstruction & Development	1.625%	11/3/31	43,835	36,689
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,475	26,357
	International Finance Corp.	0.750%	8/27/30	7,230	5,737
[6]	Japan Bank for International Cooperation	3.250%	7/20/28	12,720	11,914
[6]	Japan Bank for International Cooperation	3.500%	10/31/28	12,175	11,510
[6]	Japan Bank for International Cooperation	2.125%	2/16/29	8,405	7,341
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	6,060	5,210
[6]	Japan Bank for International Cooperation	1.250%	1/21/31	11,393	9,019
[6]	Japan Bank for International Cooperation	1.875%	4/15/31	16,310	13,489
[6]	Japan International Cooperation Agency	3.375%	6/12/28	4,000	3,765
[6]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,578
[6]	Japan International Cooperation Agency	1.750%	4/28/31	4,088	3,337
[7]	KFW	1.750%	9/14/29	14,893	13,024
[7]	KFW	0.750%	9/30/30	16,903	13,436
	Korea Development Bank	1.625%	1/19/31	3,500	2,823
	Korea Development Bank	2.000%	10/25/31	2,796	2,281
	Korea Development Bank	4.250%	9/8/32	2,195	2,121
	Korea Development Bank	4.375%	2/15/33	10,100	9,821
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,525	10,000
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	4,925	4,913
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,220	17,962
	Province of Alberta	1.300%	7/22/30	23,144	18,815
	Province of British Columbia	1.300%	1/29/31	11,545	9,351
[5]	Province of British Columbia	4.200%	7/6/33	10,875	10,849
[2]	Province of Manitoba	1.500%	10/25/28	8,575	7,394
	Province of Ontario	2.000%	10/2/29	13,000	11,346
	Province of Ontario	1.125%	10/7/30	11,703	9,385
	Province of Ontario	1.600%	2/25/31	8,110	6,675
	Province of Ontario	1.800%	10/14/31	8,000	6,659
[2]	Province of Ontario	2.125%	1/21/32	12,000	10,219
[2]	Province of Quebec	7.500%	9/15/29	5,560	6,474
	Province of Quebec	1.350%	5/28/30	19,985	16,491
	Province of Quebec	1.900%	4/21/31	5,115	4,312
[2]	Republic of Chile	2.450%	1/31/31	11,262	9,720
[2]	Republic of Chile	2.550%	1/27/32	16,065	13,744
	Republic of Indonesia	4.750%	2/11/29	9,767	9,730
	Republic of Indonesia	3.400%	9/18/29	6,590	6,086
	Republic of Indonesia	2.850%	2/14/30	12,935	11,512
	Republic of Indonesia	3.850%	10/15/30	7,345	6,897
	Republic of Indonesia	1.850%	3/12/31	10,050	8,121
[2]	Republic of Indonesia	2.150%	7/28/31	9,525	7,826
[2]	Republic of Indonesia	3.550%	3/31/32	16,625	15,073
[2]	Republic of Indonesia	4.650%	9/20/32	6,835	6,720
[2]	Republic of Indonesia	4.850%	1/11/33	10,560	10,552
	Republic of Italy	2.875%	10/17/29	18,835	16,418
	Republic of Korea	3.500%	9/20/28	4,850	4,634
	Republic of Korea	2.500%	6/19/29	7,450	6,714
	Republic of Korea	1.000%	9/16/30	6,545	5,278
	Republic of Korea	1.750%	10/15/31	4,875	4,060
	Republic of Panama	9.375%	4/1/29	6,725	8,096
[2]	Republic of Panama	3.160%	1/23/30	13,550	11,859
[2]	Republic of Panama	2.252%	9/29/32	23,757	18,150
[2]	Republic of Panama	3.298%	1/19/33	4,180	3,490
[2]	Republic of Peru	2.783%	1/23/31	33,205	28,448
[2]	Republic of Peru	1.862%	12/1/32	8,458	6,516
[2]	Republic of Poland	5.750%	11/16/32	12,295	12,901
	Republic of the Philippines	4.625%	7/17/28	2,060	2,066
	Republic of the Philippines	3.750%	1/14/29	10,445	9,985
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	9.500%	2/2/30	15,325	19,321
	Republic of the Philippines	2.457%	5/5/30	12,310	10,631
	Republic of the Philippines	7.750%	1/14/31	13,299	15,732
	Republic of the Philippines	1.648%	6/10/31	4,749	3,771
	Republic of the Philippines	1.950%	1/6/32	8,510	6,817
	Republic of the Philippines	6.375%	1/15/32	9,227	10,267
	Republic of the Philippines	3.556%	9/29/32	6,290	5,733
	Republic of the Philippines	5.609%	4/13/33	6,755	7,160
	State of Israel	2.500%	1/15/30	8,730	7,641
	State of Israel	2.750%	7/3/30	17,705	15,643
	State of Israel	4.500%	1/17/33	14,838	14,578
	United Mexican States	4.500%	4/22/29	25,585	24,841
[2]	United Mexican States	3.250%	4/16/30	24,209	21,568
[2]	United Mexican States	2.659%	5/24/31	27,188	22,625
[2]	United Mexican States	8.300%	8/15/31	4,505	5,326
[2]	United Mexican States	4.750%	4/27/32	21,755	20,779
[2]	United Mexican States	7.500%	4/8/33	3,400	3,860
[2]	United Mexican States	4.875%	5/19/33	19,435	18,574
Total Sovereign Bonds (Cost $1,673,694)					1,511,133
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	945	917
	California GO	3.050%	4/1/29	3,450	3,167
	California GO	2.500%	10/1/29	2,850	2,514
	California GO	1.750%	11/1/30	5,000	4,095
	California GO	6.000%	3/1/33	3,100	3,405
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,140
	Connecticut GO	5.850%	3/15/32	9,085	9,660
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	100	99
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,002
	Illinois GO	5.100%	6/1/33	56,875	55,891
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	49
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	800	790
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,147
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,422
	Los Angeles CA Community College District GO	2.106%	8/1/32	3,200	2,611
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,910
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	5,208	5,014
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,500	3,491
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,602
	Massachusetts GO	4.500%	8/1/31	1,350	1,315
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,192
	Massachusetts SO Revenue	4.110%	7/15/31	5,000	4,856
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,062

51

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,695
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,447
	New York City NY GO	5.206%	10/1/31	1,070	1,085
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,347
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	795	831
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,370
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,851
	University of California Revenue	3.349%	7/1/29	100	93
	University of California Revenue	1.614%	5/15/30	7,125	5,849
	Utah GO	3.539%	7/1/25	549	539
Total Taxable Municipal Bonds (Cost $180,910)					169,458
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[10]	Vanguard Market Liquidity Fund (Cost $46,319)	5.150%		463,281	46,318
Total Investments (99.2%) (Cost $39,375,396)					35,861,802
Other Assets and Liabilities—Net (0.8%)					293,410
Net Assets (100%)					36,155,212
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $202,259,000, representing 0.6% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2023	300	33,680	(19)

See accompanying Notes, which are an integral part of the Financial Statements.
52

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,329,077)	35,815,484
Affiliated Issuers (Cost $46,319)	46,318
Total Investments in Securities	35,861,802
Investment in Vanguard	1,277
Cash	356
Receivables for Investment Securities Sold	910,481
Receivables for Accrued Income	281,842
Receivables for Capital Shares Issued	25,805
Other Assets	86
Total Assets	37,081,649
Liabilities
Payables for Investment Securities Purchased	901,589
Payables for Capital Shares Redeemed	15,624
Payables for Distributions	8,397
Payables to Vanguard	808
Variation Margin Payable—Futures Contracts	19
Total Liabilities	926,437
Net Assets	36,155,212
53

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	41,346,344
Total Distributable Earnings (Loss)	(5,191,132)
Net Assets	36,155,212

Investor Shares—Net Assets
Applicable to 5,377,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,666
Net Asset Value Per Share—Investor Shares	$10.17

ETF Shares—Net Assets
Applicable to 202,854,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,236,973
Net Asset Value Per Share—ETF Shares	$75.11

Admiral Shares—Net Assets
Applicable to 1,594,485,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,210,611
Net Asset Value Per Share—Admiral Shares	$10.17

Institutional Shares—Net Assets
Applicable to 292,297,593 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,971,657
Net Asset Value Per Share—Institutional Shares	$10.17

Institutional Plus Shares—Net Assets
Applicable to 165,375,163 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,681,305
Net Asset Value Per Share—Institutional Plus Shares	$10.17

See accompanying Notes, which are an integral part of the Financial Statements.
54

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	518,317
Total Income	518,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	331
Management and Administrative—Investor Shares	41
Management and Administrative—ETF Shares	2,010
Management and Administrative—Admiral Shares	4,835
Management and Administrative—Institutional Shares	628
Management and Administrative—Institutional Plus Shares	259
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	392
Marketing and Distribution—Admiral Shares	530
Marketing and Distribution—Institutional Shares	60
Marketing and Distribution—Institutional Plus Shares	29
Custodian Fees	59
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	247
Shareholders’ Reports—Admiral Shares	94
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	14
Trustees’ Fees and Expenses	9
Other Expenses	19
Total Expenses	9,566
Expenses Paid Indirectly	(24)
Net Expenses	9,542
Net Investment Income	508,775
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(684,437)
Futures Contracts	(88)
Realized Net Gain (Loss)	(684,525)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	937,903
Futures Contracts	(19)
Change in Unrealized Appreciation (Depreciation)	937,884
Net Increase (Decrease) in Net Assets Resulting from Operations	762,134
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,838,000, ($18,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($1,380,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	508,775	764,072
Realized Net Gain (Loss)	(684,525)	(1,064,546)
Change in Unrealized Appreciation (Depreciation)	937,884	(4,717,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	762,134	(5,017,940)
Distributions
Investor Shares	(861)	(1,751)
ETF Shares	(167,858)	(294,938)
Admiral Shares	(234,362)	(369,279)
Institutional Shares	(42,720)	(66,412)
Institutional Plus Shares	(23,665)	(39,131)
Total Distributions	(469,466)	(771,511)
Capital Share Transactions
Investor Shares	(9,249)	(24,617)
ETF Shares	2,202,014	755,659
Admiral Shares	296,717	(202,131)
Institutional Shares	239,010	(64,710)
Institutional Plus Shares	14,938	152,455
Net Increase (Decrease) from Capital Share Transactions	2,743,430	616,656
Total Increase (Decrease)	3,036,098	(5,172,795)
Net Assets
Beginning of Period	33,119,114	38,291,909
End of Period	36,155,212	33,119,114

See accompanying Notes, which are an integral part of the Financial Statements.
56

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.144	.228	.221	.271	.316	.306
Net Realized and Unrealized Gain (Loss) on Investments	.090	(1.806)	(.529)	.868	.787	(.340)
Total from Investment Operations	.234	(1.578)	(.308)	1.139	1.103	(.034)
Distributions
Dividends from Net Investment Income	(.144)	(.229)	(.219)	(.271)	(.313)	(.306)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—	—
Total Distributions	(.144)	(.232)	(.392)	(.359)	(.313)	(.306)
Net Asset Value, End of Period	$10.17	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return[2]	2.32%	-13.34%	-2.44%	9.71%	10.09%	-0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55	$63	$103	$170	$163	$1,037
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.13%	1.81%	2.18%	2.78%	2.79%
Portfolio Turnover Rate[4]	32%	46%	46%	55%	50%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$74.25	$87.63	$92.73	$87.08	$81.27	$83.73
Investment Operations
Net Investment Income[1]	1.108	1.783	1.715	2.080	2.392	2.320
Net Realized and Unrealized Gain (Loss) on Investments	.653	(13.370)	(3.817)	6.313	5.816	(2.442)
Total from Investment Operations	1.761	(11.587)	(2.102)	8.393	8.208	(.122)
Distributions
Dividends from Net Investment Income	(.901)	(1.772)	(1.719)	(2.094)	(2.398)	(2.338)
Distributions from Realized Capital Gains	—	(.021)	(1.279)	(.649)	—	—
Total Distributions	(.901)	(1.793)	(2.998)	(2.743)	(2.398)	(2.338)
Net Asset Value, End of Period	$75.11	$74.25	$87.63	$92.73	$87.08	$81.27
Total Return	2.36%	-13.30%	-2.27%	9.71%	10.19%	-0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,237	$12,916	$14,359	$15,482	$13,546	$12,772
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.94%	2.27%	1.91%	2.27%	2.80%	2.87%
Portfolio Turnover Rate[3]	32%	46%	46%	55%	50%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.149	.238	.229	.280	.322	.315
Net Realized and Unrealized Gain (Loss) on Investments	.089	(1.807)	(.527)	.869	.790	(.341)
Total from Investment Operations	.238	(1.569)	(.298)	1.149	1.112	(.026)
Distributions
Dividends from Net Investment Income	(.148)	(.238)	(.229)	(.281)	(.322)	(.314)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—	—
Total Distributions	(.148)	(.241)	(.402)	(.369)	(.322)	(.314)
Net Asset Value, End of Period	$10.17	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return[2]	2.36%	-13.27%	-2.36%	9.80%	10.18%	-0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,211	$15,779	$18,773	$20,241	$16,776	$12,830
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.24%	1.88%	2.25%	2.78%	2.87%
Portfolio Turnover Rate[4]	32%	46%	46%	55%	50%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.150	.240	.232	.283	.325	.317
Net Realized and Unrealized Gain (Loss) on Investments	.089	(1.807)	(.527)	.868	.790	(.340)
Total from Investment Operations	.239	(1.567)	(.295)	1.151	1.115	(.023)
Distributions
Dividends from Net Investment Income	(.149)	(.240)	(.232)	(.283)	(.325)	(.317)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—	—
Total Distributions	(.149)	(.243)	(.405)	(.371)	(.325)	(.317)
Net Asset Value, End of Period	$10.17	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return	2.37%	-13.25%	-2.34%	9.82%	10.20%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,972	$2,706	$3,271	$3,527	$3,158	$2,952
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.94%	2.26%	1.90%	2.28%	2.81%	2.89%
Portfolio Turnover Rate[3]	32%	46%	46%	55%	50%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02	$11.36
Investment Operations
Net Investment Income[1]	.150	.242	.233	.285	.326	.319
Net Realized and Unrealized Gain (Loss) on Investments	.090	(1.808)	(.527)	.868	.790	(.341)
Total from Investment Operations	.240	(1.566)	(.294)	1.153	1.116	(.022)
Distributions
Dividends from Net Investment Income	(.150)	(.241)	(.233)	(.285)	(.326)	(.318)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—	—
Total Distributions	(.150)	(.244)	(.406)	(.373)	(.326)	(.318)
Net Asset Value, End of Period	$10.17	$10.08	$11.89	$12.59	$11.81	$11.02
Total Return	2.37%	-13.24%	-2.33%	9.83%	10.21%	-0.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,681	$1,655	$1,786	$1,777	$1,632	$1,752
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.94%	2.28%	1.91%	2.29%	2.83%	2.90%
Portfolio Turnover Rate[3]	32%	46%	46%	55%	50%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management
60

Intermediate-Term Bond Index Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,277,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
61

Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,255,950	—	20,255,950
Corporate Bonds	—	13,878,943	—	13,878,943
Sovereign Bonds	—	1,511,133	—	1,511,133
Taxable Municipal Bonds	—	169,458	—	169,458
Temporary Cash Investments	46,318	—	—	46,318
Total	46,318	35,815,484	—	35,861,802

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	19	—	—	19
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,429,183
Gross Unrealized Appreciation	53,028
Gross Unrealized Depreciation	(3,620,428)
Net Unrealized Appreciation (Depreciation)	(3,567,400)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $948,742,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $5,247,525,000 of investment securities and sold $2,381,740,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,709,158,000 and $8,924,271,000, respectively. Purchases and sales include $2,306,889,000 and $126,318,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $14,876,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,976	387	9,148	850
Issued in Lieu of Cash Distributions	861	84	1,751	165
Redeemed	(14,086)	(1,368)	(35,516)	(3,363)
Net Increase (Decrease)—Investor Shares	(9,249)	(897)	(24,617)	(2,348)
62

Intermediate-Term Bond Index Fund
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,329,970	30,600	2,889,625	36,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(127,956)	(1,700)	(2,133,966)	(26,500)
Net Increase (Decrease)—ETF Shares	2,202,014	28,900	755,659	10,100
Admiral Shares
Issued	1,848,306	179,735	4,282,252	408,764
Issued in Lieu of Cash Distributions	200,109	19,451	313,860	29,712
Redeemed	(1,751,698)	(170,492)	(4,798,243)	(451,039)
Net Increase (Decrease)—Admiral Shares	296,717	28,694	(202,131)	(12,563)
Institutional Shares
Issued	487,850	47,748	686,547	64,401
Issued in Lieu of Cash Distributions	40,710	3,957	63,341	5,995
Redeemed	(289,550)	(27,972)	(814,598)	(76,877)
Net Increase (Decrease)—Institutional Shares	239,010	23,733	(64,710)	(6,481)
Institutional Plus Shares
Issued	202,726	19,782	525,494	48,335
Issued in Lieu of Cash Distributions	11,267	1,095	17,164	1,629
Redeemed	(199,055)	(19,729)	(390,203)	(35,857)
Net Increase (Decrease)—Institutional Plus Shares	14,938	1,148	152,455	14,107
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
63

Long-Term Bond Index Fund
Fund Allocation
As of June 30, 2023
Corporate Bonds	47.8%
Sovereign Bonds	3.3
Taxable Municipal Bonds	2.6
U.S. Government and Agency Obligations	46.3
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
64

Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.6%)
U.S. Government Securities (45.1%)
United States Treasury Note/Bond	3.500%	2/15/33	10,079	9,821
United States Treasury Note/Bond	3.375%	5/15/33	163	157
United States Treasury Note/Bond	4.500%	2/15/36	3,510	3,784
United States Treasury Note/Bond	4.375%	2/15/38	4,100	4,363
United States Treasury Note/Bond	4.500%	5/15/38	7,320	7,879
United States Treasury Note/Bond	3.500%	2/15/39	16,873	16,171
United States Treasury Note/Bond	4.250%	5/15/39	26,011	27,201
United States Treasury Note/Bond	4.500%	8/15/39	16,000	17,210
United States Treasury Note/Bond	4.375%	11/15/39	27,356	28,955
United States Treasury Note/Bond	1.125%	5/15/40	110,285	71,478
United States Treasury Note/Bond	4.375%	5/15/40	31,160	32,913
United States Treasury Note/Bond	1.125%	8/15/40	143,416	92,234
United States Treasury Note/Bond	3.875%	8/15/40	22,565	22,375
United States Treasury Note/Bond	1.375%	11/15/40	113,515	75,949
United States Treasury Note/Bond	4.250%	11/15/40	24,090	25,035
United States Treasury Note/Bond	1.875%	2/15/41	138,013	100,232
United States Treasury Note/Bond	4.750%	2/15/41	33,080	36,502
United States Treasury Note/Bond	2.250%	5/15/41	112,410	86,556
United States Treasury Note/Bond	4.375%	5/15/41	27,045	28,448
United States Treasury Note/Bond	1.750%	8/15/41	146,982	103,255
United States Treasury Note/Bond	3.750%	8/15/41	15,000	14,484
United States Treasury Note/Bond	2.000%	11/15/41	147,775	108,153
United States Treasury Note/Bond	3.125%	11/15/41	23,137	20,375
United States Treasury Note/Bond	2.375%	2/15/42	115,666	90,075
United States Treasury Note/Bond	3.125%	2/15/42	59,817	52,573
United States Treasury Note/Bond	3.000%	5/15/42	29,410	25,279
United States Treasury Note/Bond	3.250%	5/15/42	89,868	80,179
United States Treasury Note/Bond	2.750%	8/15/42	32,553	26,821
United States Treasury Note/Bond	3.375%	8/15/42	43,358	39,341
United States Treasury Note/Bond	2.750%	11/15/42	44,668	36,725
United States Treasury Note/Bond	4.000%	11/15/42	49,404	49,095
United States Treasury Note/Bond	3.125%	2/15/43	36,760	32,021
United States Treasury Note/Bond	3.875%	2/15/43	24,666	24,057
United States Treasury Note/Bond	2.875%	5/15/43	67,650	56,530
United States Treasury Note/Bond	3.875%	5/15/43	28,202	27,524
United States Treasury Note/Bond	3.625%	8/15/43	50,930	47,779
United States Treasury Note/Bond	3.750%	11/15/43	53,910	51,484
United States Treasury Note/Bond	3.625%	2/15/44	59,029	55,284
United States Treasury Note/Bond	3.125%	8/15/44	96,688	83,650
United States Treasury Note/Bond	2.500%	2/15/45	98,221	76,014
United States Treasury Note/Bond	3.000%	5/15/45	6,385	5,389
United States Treasury Note/Bond	2.875%	8/15/45	79,917	65,931
United States Treasury Note/Bond	3.000%	11/15/45	33,065	27,878
United States Treasury Note/Bond	2.500%	2/15/46	87,325	67,186
United States Treasury Note/Bond	2.500%	5/15/46	55,881	42,941
United States Treasury Note/Bond	2.250%	8/15/46	61,633	45,002
United States Treasury Note/Bond	2.875%	11/15/46	31,084	25,596
United States Treasury Note/Bond	3.000%	2/15/47	57,604	48,486
United States Treasury Note/Bond	3.000%	5/15/47	52,957	44,575
United States Treasury Note/Bond	2.750%	8/15/47	86,576	69,612
United States Treasury Note/Bond	2.750%	11/15/47	82,216	66,132
United States Treasury Note/Bond	3.000%	2/15/48	70,840	59,705
United States Treasury Note/Bond	3.125%	5/15/48	68,801	59,352
United States Treasury Note/Bond	3.000%	8/15/48	81,278	68,565
United States Treasury Note/Bond	3.375%	11/15/48	84,701	76,575
United States Treasury Note/Bond	3.000%	2/15/49	84,881	71,777
United States Treasury Note/Bond	2.875%	5/15/49	85,385	70,576
United States Treasury Note/Bond	2.250%	8/15/49	77,510	56,316
United States Treasury Note/Bond	2.375%	11/15/49	102,096	76,253
United States Treasury Note/Bond	2.000%	2/15/50	92,244	63,216
United States Treasury Note/Bond	1.250%	5/15/50	69,880	39,286
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/50	122,559	71,199
	United States Treasury Note/Bond	1.625%	11/15/50	123,479	76,673
	United States Treasury Note/Bond	1.875%	2/15/51	133,519	88,415
	United States Treasury Note/Bond	2.375%	5/15/51	132,667	98,609
	United States Treasury Note/Bond	2.000%	8/15/51	141,524	96,458
	United States Treasury Note/Bond	1.875%	11/15/51	155,352	102,532
	United States Treasury Note/Bond	2.250%	2/15/52	164,656	118,990
	United States Treasury Note/Bond	2.875%	5/15/52	115,359	95,604
	United States Treasury Note/Bond	3.000%	8/15/52	104,201	88,603
	United States Treasury Note/Bond	4.000%	11/15/52	100,655	103,407
	United States Treasury Note/Bond	3.625%	2/15/53	124,772	119,762
	United States Treasury Note/Bond	3.625%	5/15/53	101,455	97,555
					4,096,117
Agency Bonds and Notes (0.5%)
[1]	AID-Israel	5.500%	9/18/33	1,630	1,791
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,109
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,554
[2,3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	20
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	6,570	7,563
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	925
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,527
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,139
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,123
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,808
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,284
	Tennessee Valley Authority	5.250%	9/15/39	11,850	12,466
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,613
	Tennessee Valley Authority	4.250%	9/15/52	950	865
	Tennessee Valley Authority	5.375%	4/1/56	950	1,026
	Tennessee Valley Authority	4.625%	9/15/60	400	390
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,240
					48,443
Total U.S. Government and Agency Obligations (Cost $5,055,666)					4,144,560
Corporate Bonds (47.1%)
Communications (6.0%)
	Activision Blizzard Inc.	4.500%	6/15/47	725	668
	Activision Blizzard Inc.	2.500%	9/15/50	3,230	2,074
	Alphabet Inc.	1.900%	8/15/40	1,750	1,204
	Alphabet Inc.	2.050%	8/15/50	4,960	3,097
	Alphabet Inc.	2.250%	8/15/60	4,061	2,467
	America Movil SAB de CV	6.375%	3/1/35	1,683	1,842
	America Movil SAB de CV	6.125%	11/15/37	930	991
	America Movil SAB de CV	6.125%	3/30/40	3,677	3,915
	America Movil SAB de CV	4.375%	7/16/42	2,319	2,039
	America Movil SAB de CV	4.375%	4/22/49	2,446	2,130
	AT&T Inc.	2.550%	12/1/33	8,214	6,428
	AT&T Inc.	5.400%	2/15/34	5,660	5,674
	AT&T Inc.	4.500%	5/15/35	7,387	6,787
	AT&T Inc.	4.900%	8/15/37	3,140	2,946
	AT&T Inc.	4.850%	3/1/39	2,150	1,981
	AT&T Inc.	3.500%	6/1/41	5,459	4,194
	AT&T Inc.	4.300%	12/15/42	3,070	2,607
	AT&T Inc.	4.650%	6/1/44	2,175	1,894
	AT&T Inc.	4.350%	6/15/45	2,306	1,932
	AT&T Inc.	4.750%	5/15/46	5,450	4,813
[2]	AT&T Inc.	5.150%	11/15/46	3,572	3,325
	AT&T Inc.	4.500%	3/9/48	5,260	4,451
	AT&T Inc.	4.550%	3/9/49	2,873	2,437
	AT&T Inc.	3.650%	6/1/51	7,330	5,378
	AT&T Inc.	3.500%	9/15/53	15,567	11,021
	AT&T Inc.	3.550%	9/15/55	15,370	10,760
	AT&T Inc.	3.800%	12/1/57	13,854	10,021
65

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.650%	9/15/59	13,212	9,191
	AT&T Inc.	3.850%	6/1/60	4,238	3,074
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,331	2,021
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	585
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,225	1,535
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,400	1,058
	Charter Communications Operating LLC	6.384%	10/23/35	4,030	3,933
	Charter Communications Operating LLC	5.375%	4/1/38	2,532	2,154
	Charter Communications Operating LLC	3.500%	6/1/41	2,302	1,555
	Charter Communications Operating LLC	3.500%	3/1/42	2,795	1,862
	Charter Communications Operating LLC	6.484%	10/23/45	6,902	6,499
	Charter Communications Operating LLC	5.375%	5/1/47	3,559	2,941
	Charter Communications Operating LLC	5.750%	4/1/48	4,884	4,178
	Charter Communications Operating LLC	5.125%	7/1/49	3,207	2,515
	Charter Communications Operating LLC	4.800%	3/1/50	5,633	4,239
	Charter Communications Operating LLC	3.700%	4/1/51	3,403	2,160
	Charter Communications Operating LLC	3.900%	6/1/52	5,236	3,411
	Charter Communications Operating LLC	5.250%	4/1/53	3,362	2,714
	Charter Communications Operating LLC	6.834%	10/23/55	1,533	1,446
	Charter Communications Operating LLC	3.850%	4/1/61	3,275	1,989
	Charter Communications Operating LLC	4.400%	12/1/61	2,920	1,964
	Charter Communications Operating LLC	3.950%	6/30/62	2,210	1,362
	Charter Communications Operating LLC	5.500%	4/1/63	2,300	1,846
	Comcast Corp.	4.200%	8/15/34	3,405	3,174
	Comcast Corp.	5.650%	6/15/35	1,709	1,792
	Comcast Corp.	4.400%	8/15/35	1,867	1,758
	Comcast Corp.	6.500%	11/15/35	1,057	1,187
	Comcast Corp.	3.200%	7/15/36	2,091	1,718
	Comcast Corp.	6.450%	3/15/37	1,187	1,305
	Comcast Corp.	3.900%	3/1/38	2,395	2,081
	Comcast Corp.	4.600%	10/15/38	2,637	2,459
	Comcast Corp.	3.250%	11/1/39	3,570	2,832
	Comcast Corp.	3.750%	4/1/40	4,148	3,494
	Comcast Corp.	4.650%	7/15/42	495	457
	Comcast Corp.	4.600%	8/15/45	2,280	2,072
	Comcast Corp.	3.400%	7/15/46	2,559	1,941
	Comcast Corp.	4.000%	8/15/47	1,816	1,515
	Comcast Corp.	3.969%	11/1/47	4,510	3,746
	Comcast Corp.	4.000%	3/1/48	1,284	1,072
	Comcast Corp.	4.700%	10/15/48	3,125	2,939
	Comcast Corp.	3.999%	11/1/49	5,272	4,376
	Comcast Corp.	3.450%	2/1/50	4,652	3,551
	Comcast Corp.	2.800%	1/15/51	5,090	3,366
	Comcast Corp.	2.887%	11/1/51	7,771	5,212
	Comcast Corp.	2.450%	8/15/52	2,265	1,385
	Comcast Corp.	4.049%	11/1/52	1,880	1,564
	Comcast Corp.	5.350%	5/15/53	3,261	3,316
	Comcast Corp.	2.937%	11/1/56	11,183	7,285
	Comcast Corp.	4.950%	10/15/58	2,564	2,465
	Comcast Corp.	2.650%	8/15/62	1,625	967
	Comcast Corp.	2.987%	11/1/63	9,527	6,036
	Comcast Corp.	5.500%	5/15/64	2,935	2,974
	Discovery Communications LLC	5.000%	9/20/37	1,412	1,207
	Discovery Communications LLC	4.875%	4/1/43	1,016	820
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	5.200%	9/20/47	3,125	2,575
	Discovery Communications LLC	5.300%	5/15/49	2,561	2,126
	Discovery Communications LLC	4.650%	5/15/50	1,823	1,385
	Discovery Communications LLC	4.000%	9/15/55	3,799	2,518
	Electronic Arts Inc.	2.950%	2/15/51	1,490	1,009
	Fox Corp.	5.476%	1/25/39	2,397	2,240
	Fox Corp.	5.576%	1/25/49	3,051	2,853
	Grupo Televisa SAB	6.625%	1/15/40	1,195	1,241
	Grupo Televisa SAB	5.000%	5/13/45	1,605	1,383
	Grupo Televisa SAB	6.125%	1/31/46	1,775	1,758
	Grupo Televisa SAB	5.250%	5/24/49	1,550	1,392
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,201	2,058
	Meta Platforms Inc.	4.450%	8/15/52	6,165	5,369
	Meta Platforms Inc.	5.600%	5/15/53	4,942	5,075
	Meta Platforms Inc.	4.650%	8/15/62	2,988	2,623
	Meta Platforms Inc.	5.750%	5/15/63	3,487	3,605
	NBCUniversal Media LLC	4.450%	1/15/43	2,305	2,068
	Orange SA	5.375%	1/13/42	1,840	1,830
	Orange SA	5.500%	2/6/44	1,586	1,608
	Paramount Global	6.875%	4/30/36	2,288	2,225
	Paramount Global	5.900%	10/15/40	1,260	1,091
	Paramount Global	4.850%	7/1/42	1,376	1,023
	Paramount Global	4.375%	3/15/43	2,645	1,870
	Paramount Global	5.250%	4/1/44	1,142	868
	Paramount Global	4.900%	8/15/44	1,896	1,401
	Paramount Global	4.600%	1/15/45	1,719	1,222
	Paramount Global	4.950%	5/19/50	2,612	1,958
	Rogers Communications Inc.	7.500%	8/15/38	780	860
[4]	Rogers Communications Inc.	4.500%	3/15/42	2,235	1,854
	Rogers Communications Inc.	4.500%	3/15/43	1,275	1,057
	Rogers Communications Inc.	5.450%	10/1/43	705	650
	Rogers Communications Inc.	5.000%	3/15/44	1,249	1,106
	Rogers Communications Inc.	4.300%	2/15/48	1,056	827
	Rogers Communications Inc.	4.350%	5/1/49	1,876	1,491
	Rogers Communications Inc.	3.700%	11/15/49	1,275	907
[4]	Rogers Communications Inc.	4.550%	3/15/52	5,435	4,395
	Telefonica Emisiones SA	7.045%	6/20/36	4,279	4,676
	Telefonica Emisiones SA	4.665%	3/6/38	1,926	1,634
	Telefonica Emisiones SA	5.213%	3/8/47	3,477	3,026
	Telefonica Emisiones SA	4.895%	3/6/48	3,641	3,047
	Telefonica Emisiones SA	5.520%	3/1/49	2,798	2,523
	TELUS Corp.	4.600%	11/16/48	930	798
	TELUS Corp.	4.300%	6/15/49	1,296	1,056
	Thomson Reuters Corp.	5.500%	8/15/35	724	717
	Thomson Reuters Corp.	5.850%	4/15/40	1,000	992
	Thomson Reuters Corp.	5.650%	11/23/43	600	567
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,683	1,854
	Time Warner Cable LLC	6.550%	5/1/37	3,330	3,202
	Time Warner Cable LLC	7.300%	7/1/38	3,608	3,678
	Time Warner Cable LLC	6.750%	6/15/39	2,741	2,633
	Time Warner Cable LLC	5.875%	11/15/40	1,817	1,607
	Time Warner Cable LLC	5.500%	9/1/41	2,932	2,450
	Time Warner Cable LLC	4.500%	9/15/42	2,235	1,668
	T-Mobile USA Inc.	5.050%	7/15/33	4,958	4,868
	T-Mobile USA Inc.	4.375%	4/15/40	5,410	4,789
	T-Mobile USA Inc.	3.000%	2/15/41	3,525	2,574
	T-Mobile USA Inc.	4.500%	4/15/50	6,538	5,617
	T-Mobile USA Inc.	3.300%	2/15/51	7,115	4,996
	T-Mobile USA Inc.	3.400%	10/15/52	6,605	4,714
	T-Mobile USA Inc.	5.650%	1/15/53	2,957	3,002
	T-Mobile USA Inc.	5.750%	1/15/54	2,699	2,778
	T-Mobile USA Inc.	3.600%	11/15/60	4,029	2,828
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,804	1,585
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,327	1,096
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,560	2,247
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	310	223
	Verizon Communications Inc.	4.500%	8/10/33	5,386	5,079
	Verizon Communications Inc.	6.400%	9/15/33	775	831
	Verizon Communications Inc.	4.400%	11/1/34	4,347	4,010
	Verizon Communications Inc.	4.272%	1/15/36	4,813	4,347
	Verizon Communications Inc.	5.250%	3/16/37	2,648	2,626
	Verizon Communications Inc.	4.812%	3/15/39	2,916	2,729
	Verizon Communications Inc.	2.650%	11/20/40	4,525	3,146

66

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.400%	3/22/41	8,347	6,439
	Verizon Communications Inc.	2.850%	9/3/41	1,779	1,266
	Verizon Communications Inc.	4.750%	11/1/41	1,669	1,535
	Verizon Communications Inc.	4.125%	8/15/46	3,981	3,280
	Verizon Communications Inc.	4.862%	8/21/46	5,707	5,230
	Verizon Communications Inc.	4.522%	9/15/48	3,427	3,028
	Verizon Communications Inc.	2.875%	11/20/50	7,289	4,746
	Verizon Communications Inc.	3.550%	3/22/51	9,907	7,398
	Verizon Communications Inc.	3.875%	3/1/52	2,464	1,933
	Verizon Communications Inc.	2.987%	10/30/56	9,853	6,261
	Verizon Communications Inc.	3.000%	11/20/60	4,305	2,695
	Verizon Communications Inc.	3.700%	3/22/61	6,299	4,581
	Vodafone Group plc	6.150%	2/27/37	3,740	3,918
	Vodafone Group plc	4.375%	2/19/43	2,761	2,317
	Vodafone Group plc	5.250%	5/30/48	2,505	2,354
	Vodafone Group plc	4.875%	6/19/49	3,936	3,490
	Vodafone Group plc	4.250%	9/17/50	2,239	1,797
	Vodafone Group plc	5.625%	2/10/53	1,900	1,864
	Vodafone Group plc	5.125%	6/19/59	775	688
	Vodafone Group plc	5.750%	2/10/63	1,500	1,454
	Walt Disney Co.	6.200%	12/15/34	2,415	2,660
	Walt Disney Co.	6.400%	12/15/35	2,796	3,144
	Walt Disney Co.	6.150%	3/1/37	533	575
	Walt Disney Co.	6.650%	11/15/37	2,020	2,339
	Walt Disney Co.	4.625%	3/23/40	1,610	1,546
	Walt Disney Co.	3.500%	5/13/40	3,107	2,563
	Walt Disney Co.	6.150%	2/15/41	774	851
	Walt Disney Co.	5.400%	10/1/43	947	966
	Walt Disney Co.	4.750%	9/15/44	2,203	2,087
	Walt Disney Co.	4.750%	11/15/46	1,147	1,081
	Walt Disney Co.	2.750%	9/1/49	4,039	2,735
	Walt Disney Co.	4.700%	3/23/50	3,936	3,763
	Walt Disney Co.	3.600%	1/13/51	5,428	4,319
	Walt Disney Co.	3.800%	5/13/60	2,685	2,158
	Warnermedia Holdings Inc.	5.050%	3/15/42	9,735	8,167
	Warnermedia Holdings Inc.	5.141%	3/15/52	12,346	10,068
	Warnermedia Holdings Inc.	5.391%	3/15/62	6,000	4,877
					541,281
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	894	823
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,160	1,806
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,480	1,664
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,500	2,751
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,486	2,255
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,004	1,576
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,030	1,253
	Amazon.com Inc.	4.800%	12/5/34	2,782	2,842
	Amazon.com Inc.	3.875%	8/22/37	5,555	5,073
	Amazon.com Inc.	2.875%	5/12/41	3,422	2,641
	Amazon.com Inc.	4.950%	12/5/44	2,450	2,479
	Amazon.com Inc.	4.050%	8/22/47	5,980	5,358
	Amazon.com Inc.	2.500%	6/3/50	4,894	3,250
	Amazon.com Inc.	3.100%	5/12/51	6,720	5,008
	Amazon.com Inc.	3.950%	4/13/52	5,089	4,425
	Amazon.com Inc.	4.250%	8/22/57	5,110	4,609
	Amazon.com Inc.	2.700%	6/3/60	3,927	2,522
	Amazon.com Inc.	3.250%	5/12/61	3,865	2,799
	Amazon.com Inc.	4.100%	4/13/62	2,784	2,403
[2]	American University	3.672%	4/1/49	1,335	1,065
	Aptiv plc	4.400%	10/1/46	450	350
	Aptiv plc	5.400%	3/15/49	650	576
	Aptiv plc	3.100%	12/1/51	2,185	1,372
	Aptiv plc	4.150%	5/1/52	1,960	1,494
	BorgWarner Inc.	4.375%	3/15/45	1,193	958
[2]	Brown University	2.924%	9/1/50	731	532
	Brunswick Corp.	5.100%	4/1/52	945	708
[2]	California Endowment	2.498%	4/1/51	1,010	653
	California Institute of Technology	4.321%	8/1/45	1,050	960
	California Institute of Technology	4.700%	11/1/11	820	716
	California Institute of Technology	3.650%	9/1/19	720	491
[2]	Case Western Reserve University	5.405%	6/1/22	625	608
	Claremont Mckenna College	3.775%	1/1/22	650	450
	Darden Restaurants Inc.	4.550%	2/15/48	700	588
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,585	1,101
[2]	Duke University	2.682%	10/1/44	2,042	1,516
[2]	Duke University	2.757%	10/1/50	820	579
[2]	Duke University	2.832%	10/1/55	1,247	870
	eBay Inc.	4.000%	7/15/42	1,737	1,385
	eBay Inc.	3.650%	5/10/51	2,135	1,565
[2]	Emory University	2.969%	9/1/50	1,035	743
[2]	Ford Foundation	2.415%	6/1/50	886	586
[2]	Ford Foundation	2.815%	6/1/70	1,389	868
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,100	860
	General Motors Co.	5.000%	4/1/35	1,390	1,261
	General Motors Co.	6.600%	4/1/36	2,377	2,445
	General Motors Co.	5.150%	4/1/38	2,225	1,985
	General Motors Co.	6.250%	10/2/43	3,047	2,984
	General Motors Co.	5.200%	4/1/45	2,432	2,074
	General Motors Co.	6.750%	4/1/46	1,805	1,824
	General Motors Co.	5.400%	4/1/48	2,126	1,834
	General Motors Co.	5.950%	4/1/49	1,800	1,681
[2]	George Washington University	4.300%	9/15/44	932	835
	George Washington University	4.868%	9/15/45	1,025	974
[2]	George Washington University	4.126%	9/15/48	1,734	1,496
[2]	Georgetown University	4.315%	4/1/49	1,641	1,442
[2]	Georgetown University	2.943%	4/1/50	750	514
	Georgetown University	5.115%	4/1/53	600	599
[2]	Georgetown University	5.215%	10/1/18	580	532
	Harley-Davidson Inc.	4.625%	7/28/45	555	420
	Hasbro Inc.	6.350%	3/15/40	779	796
	Hasbro Inc.	5.100%	5/15/44	732	646
	Home Depot Inc.	5.875%	12/16/36	5,957	6,490
	Home Depot Inc.	3.300%	4/15/40	2,453	1,992
	Home Depot Inc.	5.400%	9/15/40	1,105	1,141
	Home Depot Inc.	5.950%	4/1/41	1,865	2,052
	Home Depot Inc.	4.200%	4/1/43	2,466	2,204
	Home Depot Inc.	4.875%	2/15/44	1,901	1,851
	Home Depot Inc.	4.400%	3/15/45	2,212	2,017
	Home Depot Inc.	4.250%	4/1/46	3,444	3,054
	Home Depot Inc.	3.900%	6/15/47	2,701	2,296
	Home Depot Inc.	4.500%	12/6/48	2,420	2,244
	Home Depot Inc.	3.125%	12/15/49	3,666	2,684
	Home Depot Inc.	3.350%	4/15/50	3,908	2,983
	Home Depot Inc.	2.375%	3/15/51	2,790	1,732
	Home Depot Inc.	2.750%	9/15/51	2,185	1,474
	Home Depot Inc.	3.625%	4/15/52	3,115	2,481
	Home Depot Inc.	4.950%	9/15/52	1,835	1,821
	Home Depot Inc.	3.500%	9/15/56	1,243	957
[2]	Howard University	5.209%	10/1/52	865	712
	JD.com Inc.	4.125%	1/14/50	670	523
[2]	Johns Hopkins University	4.083%	7/1/53	1,355	1,202
[2]	Johns Hopkins University	2.813%	1/1/60	1,228	808
	Lear Corp.	5.250%	5/15/49	770	674
	Lear Corp.	3.550%	1/15/52	675	452
	Leggett & Platt Inc.	3.500%	11/15/51	1,049	759
	Leland Stanford Junior University	3.647%	5/1/48	2,222	1,900
	Leland Stanford Junior University	2.413%	6/1/50	1,140	754
	Lowe's Cos. Inc.	5.150%	7/1/33	1,000	998
	Lowe's Cos. Inc.	5.000%	4/15/40	1,390	1,303
	Lowe's Cos. Inc.	2.800%	9/15/41	1,106	782
	Lowe's Cos. Inc.	4.250%	9/15/44	448	350
	Lowe's Cos. Inc.	3.700%	4/15/46	2,091	1,597
	Lowe's Cos. Inc.	4.050%	5/3/47	2,665	2,142
	Lowe's Cos. Inc.	4.550%	4/5/49	1,825	1,559
	Lowe's Cos. Inc.	5.125%	4/15/50	1,040	976
	Lowe's Cos. Inc.	3.000%	10/15/50	3,880	2,542
	Lowe's Cos. Inc.	4.250%	4/1/52	3,928	3,205
	Lowe's Cos. Inc.	5.625%	4/15/53	4,015	4,009
	Lowe's Cos. Inc.	5.750%	7/1/53	890	904
	Lowe's Cos. Inc.	4.450%	4/1/62	2,935	2,364
	Lowe's Cos. Inc.	5.800%	9/15/62	2,035	2,019
	Lowe's Cos. Inc.	5.850%	4/1/63	1,160	1,157
	Masco Corp.	4.500%	5/15/47	934	754
	Masco Corp.	3.125%	2/15/51	470	296
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	2,531	2,328
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	1,034	772

67

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	150	95
	Massachusetts Institute of Technology	3.067%	4/1/52	1,540	1,158
	Massachusetts Institute of Technology	5.600%	7/1/11	1,490	1,681
	Massachusetts Institute of Technology	4.678%	7/1/14	1,085	1,015
	Massachusetts Institute of Technology	3.885%	7/1/16	1,121	860
[2]	McDonald's Corp.	4.700%	12/9/35	2,223	2,158
[2]	McDonald's Corp.	6.300%	10/15/37	1,744	1,918
[2]	McDonald's Corp.	6.300%	3/1/38	1,931	2,130
[2]	McDonald's Corp.	5.700%	2/1/39	1,132	1,171
[2]	McDonald's Corp.	4.875%	7/15/40	1,065	1,015
[2]	McDonald's Corp.	3.700%	2/15/42	664	541
[2]	McDonald's Corp.	3.625%	5/1/43	975	780
[2]	McDonald's Corp.	4.600%	5/26/45	944	860
[2]	McDonald's Corp.	4.875%	12/9/45	1,861	1,779
[2]	McDonald's Corp.	4.450%	3/1/47	1,108	996
[2]	McDonald's Corp.	4.450%	9/1/48	1,010	908
[2]	McDonald's Corp.	3.625%	9/1/49	3,210	2,533
[2]	McDonald's Corp.	4.200%	4/1/50	2,360	2,041
[2]	McDonald's Corp.	5.150%	9/9/52	1,985	1,978
	MDC Holdings Inc.	6.000%	1/15/43	1,463	1,318
	NIKE Inc.	3.250%	3/27/40	1,945	1,598
	NIKE Inc.	3.625%	5/1/43	1,180	993
	NIKE Inc.	3.875%	11/1/45	2,034	1,779
	NIKE Inc.	3.375%	11/1/46	985	789
	NIKE Inc.	3.375%	3/27/50	2,113	1,711
[2]	Northwestern University	4.643%	12/1/44	2,482	2,412
[2]	Northwestern University	2.640%	12/1/50	1,035	716
[2]	Northwestern University	3.662%	12/1/57	1,037	857
	Owens Corning	7.000%	12/1/36	680	744
	Owens Corning	4.300%	7/15/47	1,170	960
	Owens Corning	4.400%	1/30/48	1,077	892
	President & Fellows of Harvard College	4.875%	10/15/40	605	612
	President & Fellows of Harvard College	3.150%	7/15/46	1,115	860
	President & Fellows of Harvard College	2.517%	10/15/50	1,407	949
	President & Fellows of Harvard College	3.745%	11/15/52	1,635	1,401
	President & Fellows of Harvard College	3.300%	7/15/56	1,005	764
	PulteGroup Inc.	6.000%	2/15/35	500	508
[2]	Rockefeller Foundation	2.492%	10/1/50	1,401	911
	Snap-on Inc.	4.100%	3/1/48	713	626
	Snap-on Inc.	3.100%	5/1/50	1,050	778
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	821
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,018	1,742
	Starbucks Corp.	4.300%	6/15/45	1,125	981
	Starbucks Corp.	3.750%	12/1/47	1,988	1,573
	Starbucks Corp.	4.500%	11/15/48	1,590	1,422
	Starbucks Corp.	4.450%	8/15/49	2,257	1,998
	Starbucks Corp.	3.350%	3/12/50	760	558
	Starbucks Corp.	3.500%	11/15/50	2,385	1,812
	Thomas Jefferson University	3.847%	11/1/57	1,000	729
	TJX Cos. Inc.	4.500%	4/15/50	392	368
[2]	Trustees of Boston College	3.129%	7/1/52	675	497
[2]	Trustees of Boston University	4.061%	10/1/48	880	766
	Trustees of Princeton University	5.700%	3/1/39	2,595	2,864
[2]	Trustees of Princeton University	2.516%	7/1/50	1,217	836
	Trustees of Princeton University	4.201%	3/1/52	1,450	1,345
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	550	357
	Trustees of the University of Pennsylvania	4.674%	9/1/12	715	639
	Trustees of the University of Pennsylvania	3.610%	2/15/19	595	416
[2]	University of Chicago	2.761%	4/1/45	860	655
[2]	University of Chicago	2.547%	4/1/50	1,228	840
[2]	University of Chicago	4.003%	10/1/53	1,461	1,284
[2]	University of Miami	4.063%	4/1/52	1,475	1,256
[2]	University of Notre Dame du Lac	3.438%	2/15/45	1,274	1,037
[2]	University of Notre Dame du Lac	3.394%	2/15/48	1,656	1,349
[2]	University of Southern California	3.028%	10/1/39	1,985	1,594
[2]	University of Southern California	3.841%	10/1/47	865	745
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Southern California	2.805%	10/1/50	866	602
[2]	University of Southern California	2.945%	10/1/51	1,530	1,089
	University of Southern California	5.250%	10/1/11	620	622
[2]	University of Southern California	3.226%	10/1/20	646	402
[2]	Washington University	3.524%	4/15/54	1,115	897
	Washington University	4.349%	4/15/22	950	789
	Whirlpool Corp.	4.500%	6/1/46	750	608
	Whirlpool Corp.	4.600%	5/15/50	1,215	1,009
[2]	William Marsh Rice University	3.574%	5/15/45	1,569	1,318
[2]	William Marsh Rice University	3.774%	5/15/55	685	576
[2]	Yale University	2.402%	4/15/50	970	641
					263,619
Consumer Staples (3.7%)
	Altria Group Inc.	5.800%	2/14/39	2,614	2,555
	Altria Group Inc.	3.400%	2/4/41	2,160	1,511
	Altria Group Inc.	4.250%	8/9/42	2,317	1,811
	Altria Group Inc.	4.500%	5/2/43	3,181	2,534
	Altria Group Inc.	5.375%	1/31/44	2,367	2,226
	Altria Group Inc.	3.875%	9/16/46	2,136	1,500
	Altria Group Inc.	5.950%	2/14/49	4,824	4,561
	Altria Group Inc.	4.450%	5/6/50	1,573	1,161
	Altria Group Inc.	3.700%	2/4/51	2,750	1,845
	Altria Group Inc.	6.200%	2/14/59	230	224
	Altria Group Inc.	4.000%	2/4/61	1,945	1,341
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	10,769	10,486
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,901	18,052
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,532	3,423
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,355	2,162
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,818	2,683
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	760	812
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,834	3,559
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,387	3,118
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,822	3,960
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,672	2,119
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,629	1,498
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,268	3,188
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,505	4,183
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,651	5,097
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,409	7,803
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,819	1,681
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,883	1,745
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,935	4,290
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,252	1,135
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,823
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,180	1,226
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	672
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	454
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	447
	BAT Capital Corp.	4.390%	8/15/37	5,590	4,467
	BAT Capital Corp.	3.734%	9/25/40	1,240	884
	BAT Capital Corp.	4.540%	8/15/47	4,894	3,611
	BAT Capital Corp.	4.758%	9/6/49	2,176	1,643
	BAT Capital Corp.	5.282%	4/2/50	1,139	945
	BAT Capital Corp.	3.984%	9/25/50	1,488	1,003
	BAT Capital Corp.	5.650%	3/16/52	900	782
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,757
	Campbell Soup Co.	4.800%	3/15/48	1,412	1,278
	Campbell Soup Co.	3.125%	4/24/50	1,448	1,001
	Church & Dwight Co. Inc.	3.950%	8/1/47	610	504
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,050	1,039
	Coca-Cola Co.	4.125%	3/25/40	100	93
	Coca-Cola Co.	2.500%	6/1/40	1,250	941
	Coca-Cola Co.	2.875%	5/5/41	1,940	1,535
	Coca-Cola Co.	4.200%	3/25/50	1,535	1,453
	Coca-Cola Co.	2.600%	6/1/50	4,280	3,000
	Coca-Cola Co.	3.000%	3/5/51	2,210	1,683
	Coca-Cola Co.	2.500%	3/15/51	4,525	3,092
	Coca-Cola Co.	2.750%	6/1/60	1,755	1,211
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	875	875
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	1,185	1,075
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	1,580	1,381
	Conagra Brands Inc.	5.300%	11/1/38	2,248	2,160
	Conagra Brands Inc.	5.400%	11/1/48	1,100	1,048

68

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	4.500%	5/9/47	1,005	868
	Constellation Brands Inc.	4.100%	2/15/48	1,175	954
	Constellation Brands Inc.	5.250%	11/15/48	1,925	1,848
	Constellation Brands Inc.	3.750%	5/1/50	1,390	1,094
	Diageo Capital plc	5.875%	9/30/36	1,590	1,704
	Diageo Capital plc	3.875%	4/29/43	1,773	1,507
	Diageo Investment Corp.	7.450%	4/15/35	895	1,083
	Diageo Investment Corp.	4.250%	5/11/42	642	582
	Dollar General Corp.	5.450%	7/5/33	1,000	991
	Dollar General Corp.	4.125%	4/3/50	2,615	2,049
	Dollar Tree Inc.	3.375%	12/1/51	975	657
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,015	1,112
	Estee Lauder Cos. Inc.	4.375%	6/15/45	800	709
	Estee Lauder Cos. Inc.	4.150%	3/15/47	890	779
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,750	1,279
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,425	1,449
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	132
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,880	2,962
	General Mills Inc.	3.000%	2/1/51	2,749	1,945
	Haleon US Capital LLC	4.000%	3/24/52	2,091	1,735
	Hershey Co.	3.125%	11/15/49	888	655
	Hormel Foods Corp.	3.050%	6/3/51	1,370	976
	Ingredion Inc.	3.900%	6/1/50	450	334
	J M Smucker Co.	4.250%	3/15/35	1,852	1,687
	J M Smucker Co.	2.750%	9/15/41	525	367
	J M Smucker Co.	3.550%	3/15/50	590	433
[4]	JBS USA LUX SA	4.375%	2/2/52	2,109	1,484
[4]	JBS USA LUX SA	6.500%	12/1/52	2,992	2,830
	Kellogg Co.	4.500%	4/1/46	659	584
[4]	Kenvue Inc.	5.100%	3/22/43	1,990	2,022
[4]	Kenvue Inc.	5.050%	3/22/53	3,035	3,094
[4]	Kenvue Inc.	5.200%	3/22/63	1,675	1,714
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,045	915
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	769
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,321	1,043
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,350	965
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,135	2,762
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,707
	Kimberly-Clark Corp.	5.300%	3/1/41	849	879
	Kimberly-Clark Corp.	3.200%	7/30/46	763	573
	Kimberly-Clark Corp.	2.875%	2/7/50	935	673
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	830
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,585	1,561
	Kraft Heinz Foods Co.	6.875%	1/26/39	1,885	2,120
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,540	1,661
	Kraft Heinz Foods Co.	5.200%	7/15/45	4,273	4,053
	Kraft Heinz Foods Co.	4.375%	6/1/46	6,215	5,296
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,285	2,996
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,824	1,812
	Kroger Co.	8.000%	9/15/29	775	878
	Kroger Co.	6.900%	4/15/38	1,063	1,181
	Kroger Co.	5.400%	7/15/40	1,049	1,011
	Kroger Co.	5.000%	4/15/42	943	860
	Kroger Co.	5.150%	8/1/43	1,174	1,084
	Kroger Co.	3.875%	10/15/46	1,068	823
	Kroger Co.	4.450%	2/1/47	2,100	1,833
	Kroger Co.	4.650%	1/15/48	1,261	1,109
	Kroger Co.	3.950%	1/15/50	1,012	810
	McCormick & Co. Inc.	4.200%	8/15/47	550	455
	Mead Johnson Nutrition Co.	5.900%	11/1/39	915	964
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,499	1,346
	Molson Coors Beverage Co.	5.000%	5/1/42	3,008	2,799
	Molson Coors Beverage Co.	4.200%	7/15/46	3,923	3,232
	Mondelez International Inc.	2.625%	9/4/50	3,017	1,951
	PepsiCo Inc.	3.500%	3/19/40	665	562
	PepsiCo Inc.	2.625%	10/21/41	2,190	1,655
	PepsiCo Inc.	4.000%	3/5/42	1,538	1,385
	PepsiCo Inc.	3.600%	8/13/42	1,685	1,432
	PepsiCo Inc.	4.250%	10/22/44	1,018	927
	PepsiCo Inc.	4.450%	4/14/46	3,079	2,969
	PepsiCo Inc.	3.450%	10/6/46	2,846	2,350
	PepsiCo Inc.	4.000%	5/2/47	1,303	1,196
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.375%	7/29/49	1,640	1,335
	PepsiCo Inc.	2.875%	10/15/49	3,415	2,570
	PepsiCo Inc.	3.625%	3/19/50	2,950	2,510
	PepsiCo Inc.	2.750%	10/21/51	1,220	876
	PepsiCo Inc.	3.875%	3/19/60	1,150	997
	Philip Morris International Inc.	6.375%	5/16/38	3,353	3,668
	Philip Morris International Inc.	4.375%	11/15/41	1,595	1,363
	Philip Morris International Inc.	4.500%	3/20/42	1,347	1,161
	Philip Morris International Inc.	3.875%	8/21/42	1,685	1,336
	Philip Morris International Inc.	4.125%	3/4/43	1,911	1,560
	Philip Morris International Inc.	4.875%	11/15/43	2,417	2,168
	Philip Morris International Inc.	4.250%	11/10/44	1,443	1,201
	Procter & Gamble Co.	5.800%	8/15/34	340	383
	Procter & Gamble Co.	5.550%	3/5/37	1,359	1,516
	Procter & Gamble Co.	3.550%	3/25/40	843	746
	Procter & Gamble Co.	3.500%	10/25/47	1,018	861
	Reynolds American Inc.	5.700%	8/15/35	1,811	1,704
	Reynolds American Inc.	7.250%	6/15/37	1,257	1,319
	Reynolds American Inc.	6.150%	9/15/43	1,075	1,034
	Reynolds American Inc.	5.850%	8/15/45	4,830	4,302
	Sysco Corp.	6.600%	4/1/40	1,807	1,953
	Sysco Corp.	4.850%	10/1/45	1,185	1,054
	Sysco Corp.	4.500%	4/1/46	540	459
	Sysco Corp.	4.450%	3/15/48	1,150	981
	Sysco Corp.	3.300%	2/15/50	650	466
	Sysco Corp.	6.600%	4/1/50	3,109	3,545
	Sysco Corp.	3.150%	12/14/51	1,292	894
	Target Corp.	6.500%	10/15/37	730	828
	Target Corp.	7.000%	1/15/38	1,560	1,880
	Target Corp.	4.000%	7/1/42	545	490
	Target Corp.	3.625%	4/15/46	2,095	1,702
	Target Corp.	3.900%	11/15/47	930	786
	Target Corp.	2.950%	1/15/52	840	587
	Target Corp.	4.800%	1/15/53	2,355	2,253
	Tyson Foods Inc.	4.875%	8/15/34	1,070	1,031
	Tyson Foods Inc.	4.550%	6/2/47	798	667
	Tyson Foods Inc.	5.100%	9/28/48	3,135	2,853
[2]	Unilever Capital Corp.	2.625%	8/12/51	500	343
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,046	1,695
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,645	1,171
	Walmart Inc.	5.250%	9/1/35	2,585	2,758
	Walmart Inc.	6.200%	4/15/38	2,933	3,381
	Walmart Inc.	3.950%	6/28/38	2,641	2,437
	Walmart Inc.	5.625%	4/1/40	917	1,000
	Walmart Inc.	5.000%	10/25/40	1,764	1,801
	Walmart Inc.	5.625%	4/15/41	1,190	1,302
	Walmart Inc.	2.500%	9/22/41	1,591	1,185
	Walmart Inc.	4.000%	4/11/43	1,016	908
	Walmart Inc.	3.625%	12/15/47	877	740
	Walmart Inc.	4.050%	6/29/48	2,788	2,577
	Walmart Inc.	2.950%	9/24/49	975	728
	Walmart Inc.	2.650%	9/22/51	3,175	2,258
	Walmart Inc.	4.500%	9/9/52	2,171	2,119
	Walmart Inc.	4.500%	4/15/53	2,250	2,194
					334,028
Energy (4.2%)
	Apache Corp.	6.000%	1/15/37	871	784
	Apache Corp.	5.100%	9/1/40	2,234	1,820
	Apache Corp.	5.250%	2/1/42	414	326
	Apache Corp.	4.750%	4/15/43	846	623
	Apache Corp.	5.350%	7/1/49	760	591
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,792	2,709
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,746	1,416
	BP Capital Markets America Inc.	4.893%	9/11/33	2,795	2,767
	BP Capital Markets America Inc.	3.060%	6/17/41	3,370	2,559
	BP Capital Markets America Inc.	3.000%	2/24/50	4,590	3,204
	BP Capital Markets America Inc.	2.772%	11/10/50	2,347	1,558
	BP Capital Markets America Inc.	2.939%	6/4/51	4,665	3,195
	BP Capital Markets America Inc.	3.001%	3/17/52	3,545	2,451
	BP Capital Markets America Inc.	3.379%	2/8/61	4,120	2,933
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,034	1,006
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	840
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,270	1,294

69

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	626
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,120	1,896
	Cenovus Energy Inc.	5.250%	6/15/37	1,680	1,549
	Cenovus Energy Inc.	6.800%	9/15/37	850	884
	Cenovus Energy Inc.	6.750%	11/15/39	1,373	1,446
	Cenovus Energy Inc.	5.400%	6/15/47	2,440	2,211
	Cenovus Energy Inc.	3.750%	2/15/52	945	671
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,985	1,564
	Chevron Corp.	3.078%	5/11/50	2,536	1,891
	Chevron USA Inc.	5.250%	11/15/43	1,466	1,492
	Chevron USA Inc.	2.343%	8/12/50	1,700	1,086
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	2,045
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	804
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,638
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,919	3,237
	CNOOC Petroleum North America ULC	7.500%	7/30/39	775	955
	ConocoPhillips	5.900%	5/15/38	2,647	2,811
	ConocoPhillips	6.500%	2/1/39	1,430	1,649
	ConocoPhillips	4.875%	10/1/47	850	806
	ConocoPhillips Co.	4.300%	11/15/44	2,342	2,066
	ConocoPhillips Co.	3.800%	3/15/52	3,185	2,586
	ConocoPhillips Co.	5.300%	5/15/53	1,507	1,534
	ConocoPhillips Co.	4.025%	3/15/62	4,227	3,447
	Continental Resources Inc.	4.900%	6/1/44	1,222	950
	DCP Midstream Operating LP	5.600%	4/1/44	810	767
	Devon Energy Corp.	5.600%	7/15/41	1,596	1,503
	Devon Energy Corp.	4.750%	5/15/42	1,502	1,269
	Devon Energy Corp.	5.000%	6/15/45	1,465	1,271
	Diamondback Energy Inc.	4.400%	3/24/51	1,535	1,217
	Diamondback Energy Inc.	4.250%	3/15/52	1,690	1,300
	Diamondback Energy Inc.	6.250%	3/15/53	1,010	1,025
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	700	611
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	715
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	1,390	1,564
	Enbridge Energy Partners LP	5.500%	9/15/40	735	694
	Enbridge Energy Partners LP	7.375%	10/15/45	2,060	2,370
	Enbridge Inc.	2.500%	8/1/33	2,338	1,833
	Enbridge Inc.	4.500%	6/10/44	1,062	884
	Enbridge Inc.	5.500%	12/1/46	897	855
	Enbridge Inc.	4.000%	11/15/49	1,050	813
	Enbridge Inc.	3.400%	8/1/51	1,990	1,391
	Energy Transfer LP	4.900%	3/15/35	1,207	1,109
	Energy Transfer LP	6.625%	10/15/36	840	862
[2]	Energy Transfer LP	5.800%	6/15/38	775	739
	Energy Transfer LP	7.500%	7/1/38	1,335	1,462
	Energy Transfer LP	6.050%	6/1/41	1,110	1,071
	Energy Transfer LP	6.500%	2/1/42	2,210	2,234
	Energy Transfer LP	6.100%	2/15/42	443	420
	Energy Transfer LP	5.150%	2/1/43	1,664	1,418
	Energy Transfer LP	5.950%	10/1/43	710	663
	Energy Transfer LP	5.300%	4/1/44	1,645	1,418
	Energy Transfer LP	5.000%	5/15/44	1,154	971
	Energy Transfer LP	5.150%	3/15/45	1,821	1,569
	Energy Transfer LP	5.350%	5/15/45	1,672	1,461
	Energy Transfer LP	6.125%	12/15/45	2,110	2,010
	Energy Transfer LP	5.300%	4/15/47	1,755	1,529
	Energy Transfer LP	5.400%	10/1/47	3,153	2,788
	Energy Transfer LP	6.000%	6/15/48	2,762	2,622
	Energy Transfer LP	6.250%	4/15/49	3,561	3,478
	Energy Transfer LP	5.000%	5/15/50	3,958	3,344
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	1,260	1,368
	Enterprise Products Operating LLC	7.550%	4/15/38	805	928
	Enterprise Products Operating LLC	6.125%	10/15/39	720	765
	Enterprise Products Operating LLC	5.700%	2/15/42	2,315	2,352
	Enterprise Products Operating LLC	4.850%	8/15/42	2,650	2,437
	Enterprise Products Operating LLC	4.450%	2/15/43	1,643	1,448
	Enterprise Products Operating LLC	4.850%	3/15/44	1,848	1,704
	Enterprise Products Operating LLC	5.100%	2/15/45	2,710	2,585
	Enterprise Products Operating LLC	4.900%	5/15/46	1,320	1,218
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.250%	2/15/48	2,605	2,208
	Enterprise Products Operating LLC	4.800%	2/1/49	2,851	2,612
	Enterprise Products Operating LLC	4.200%	1/31/50	2,015	1,689
	Enterprise Products Operating LLC	3.700%	1/31/51	2,815	2,159
	Enterprise Products Operating LLC	3.200%	2/15/52	2,605	1,836
	Enterprise Products Operating LLC	3.300%	2/15/53	1,525	1,092
	Enterprise Products Operating LLC	4.950%	10/15/54	1,262	1,149
	Enterprise Products Operating LLC	3.950%	1/31/60	2,865	2,208
	EOG Resources Inc.	3.900%	4/1/35	1,433	1,285
	EOG Resources Inc.	4.950%	4/15/50	815	805
	Exxon Mobil Corp.	2.995%	8/16/39	308	244
	Exxon Mobil Corp.	4.227%	3/19/40	5,167	4,760
	Exxon Mobil Corp.	3.567%	3/6/45	2,075	1,689
	Exxon Mobil Corp.	4.114%	3/1/46	3,992	3,514
	Exxon Mobil Corp.	3.095%	8/16/49	3,185	2,339
	Exxon Mobil Corp.	4.327%	3/19/50	4,845	4,400
	Exxon Mobil Corp.	3.452%	4/15/51	6,005	4,686
	Halliburton Co.	4.850%	11/15/35	2,315	2,180
	Halliburton Co.	6.700%	9/15/38	1,961	2,151
	Halliburton Co.	4.500%	11/15/41	2,090	1,776
	Halliburton Co.	4.750%	8/1/43	3,365	2,949
	Halliburton Co.	5.000%	11/15/45	3,343	3,026
	Hess Corp.	6.000%	1/15/40	626	624
	Hess Corp.	5.600%	2/15/41	3,002	2,872
	Hess Corp.	5.800%	4/1/47	1,133	1,102
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	800	872
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,570
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,025	1,053
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	2,518
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	721
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,506	1,528
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,981	1,989
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	890	817
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,237	1,049
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	735
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,565	1,349
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,951	1,780
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,055	939
	Kinder Morgan Inc.	5.550%	6/1/45	3,882	3,579
	Kinder Morgan Inc.	5.050%	2/15/46	1,153	987
	Kinder Morgan Inc.	5.200%	3/1/48	2,040	1,783
	Kinder Morgan Inc.	3.250%	8/1/50	1,479	953
	Magellan Midstream Partners LP	5.150%	10/15/43	1,465	1,245
	Magellan Midstream Partners LP	4.250%	9/15/46	450	333
	Magellan Midstream Partners LP	4.200%	10/3/47	1,835	1,363
	Magellan Midstream Partners LP	3.950%	3/1/50	1,723	1,231
	Marathon Oil Corp.	6.600%	10/1/37	1,605	1,600
	Marathon Oil Corp.	5.200%	6/1/45	1,325	1,118
	Marathon Petroleum Corp.	6.500%	3/1/41	2,716	2,795
	Marathon Petroleum Corp.	4.750%	9/15/44	1,492	1,245
	Marathon Petroleum Corp.	4.500%	4/1/48	1,051	831
	Marathon Petroleum Corp.	5.000%	9/15/54	1,001	827
	MPLX LP	4.500%	4/15/38	3,897	3,358
	MPLX LP	5.200%	3/1/47	2,529	2,222
[4]	MPLX LP	5.200%	12/1/47	600	526
	MPLX LP	5.200%	12/1/47	1,092	957
	MPLX LP	4.700%	4/15/48	3,275	2,697
	MPLX LP	5.500%	2/15/49	3,119	2,842
	MPLX LP	4.950%	3/14/52	1,412	1,200
	MPLX LP	5.650%	3/1/53	1,155	1,080
	MPLX LP	4.900%	4/15/58	1,000	807
	NOV Inc.	3.950%	12/1/42	1,733	1,275
	Occidental Petroleum Corp.	6.450%	9/15/36	3,396	3,496
	Occidental Petroleum Corp.	7.950%	6/15/39	724	822
	Occidental Petroleum Corp.	6.200%	3/15/40	1,558	1,543
	Occidental Petroleum Corp.	6.600%	3/15/46	2,319	2,394
	Occidental Petroleum Corp.	4.400%	4/15/46	459	360
	Occidental Petroleum Corp.	4.200%	3/15/48	625	467
	ONEOK Inc.	6.000%	6/15/35	660	656
	ONEOK Inc.	4.950%	7/13/47	2,075	1,711
	ONEOK Inc.	5.200%	7/15/48	930	796
	ONEOK Inc.	4.450%	9/1/49	1,255	954
	ONEOK Inc.	4.500%	3/15/50	1,325	1,011

70

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	7.150%	1/15/51	634	665
	ONEOK Partners LP	6.650%	10/1/36	1,155	1,186
	ONEOK Partners LP	6.850%	10/15/37	1,290	1,327
	ONEOK Partners LP	6.125%	2/1/41	1,122	1,085
	ONEOK Partners LP	6.200%	9/15/43	971	938
	Ovintiv Inc.	6.250%	7/15/33	1,000	987
	Ovintiv Inc.	6.500%	8/15/34	1,185	1,190
	Ovintiv Inc.	6.625%	8/15/37	1,093	1,079
	Ovintiv Inc.	6.500%	2/1/38	600	590
	Ovintiv Inc.	7.100%	7/15/53	925	951
	Phillips 66	4.650%	11/15/34	2,443	2,309
	Phillips 66	5.875%	5/1/42	3,840	3,982
	Phillips 66	4.875%	11/15/44	1,029	948
	Phillips 66	3.300%	3/15/52	2,115	1,455
	Phillips 66 Co.	4.680%	2/15/45	1,045	893
	Phillips 66 Co.	4.900%	10/1/46	1,960	1,734
	Plains All American Pipeline LP	6.650%	1/15/37	1,093	1,107
	Plains All American Pipeline LP	5.150%	6/1/42	860	715
	Plains All American Pipeline LP	4.300%	1/31/43	925	691
	Plains All American Pipeline LP	4.700%	6/15/44	1,687	1,318
	Plains All American Pipeline LP	4.900%	2/15/45	1,100	890
[4]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,135
	Shell International Finance BV	4.125%	5/11/35	3,725	3,466
	Shell International Finance BV	6.375%	12/15/38	4,099	4,594
	Shell International Finance BV	5.500%	3/25/40	3,280	3,434
	Shell International Finance BV	2.875%	11/26/41	1,060	792
	Shell International Finance BV	3.625%	8/21/42	1,172	971
	Shell International Finance BV	4.550%	8/12/43	2,769	2,565
	Shell International Finance BV	4.375%	5/11/45	6,085	5,483
	Shell International Finance BV	4.000%	5/10/46	3,977	3,386
	Shell International Finance BV	3.750%	9/12/46	3,289	2,685
	Shell International Finance BV	3.125%	11/7/49	2,450	1,784
	Shell International Finance BV	3.250%	4/6/50	3,747	2,799
	Shell International Finance BV	3.000%	11/26/51	2,051	1,452
	Spectra Energy Partners LP	5.950%	9/25/43	567	557
	Spectra Energy Partners LP	4.500%	3/15/45	1,434	1,181
	Suncor Energy Inc.	5.950%	12/1/34	938	942
	Suncor Energy Inc.	6.800%	5/15/38	1,930	2,053
	Suncor Energy Inc.	6.500%	6/15/38	2,453	2,551
	Suncor Energy Inc.	6.850%	6/1/39	1,477	1,587
	Suncor Energy Inc.	4.000%	11/15/47	1,570	1,215
	Suncor Energy Inc.	3.750%	3/4/51	1,465	1,074
	Targa Resources Corp.	4.950%	4/15/52	2,320	1,918
	Targa Resources Corp.	6.500%	2/15/53	1,700	1,742
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	725	825
	TotalEnergies Capital International SA	3.461%	7/12/49	1,540	1,199
	TotalEnergies Capital International SA	3.127%	5/29/50	5,500	3,994
	TotalEnergies Capital International SA	3.386%	6/29/60	1,635	1,200
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,642	2,426
	TransCanada PipeLines Ltd.	5.600%	3/31/34	570	564
	TransCanada PipeLines Ltd.	5.850%	3/15/36	925	923
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,508	2,608
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,127	1,009
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,502
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,767	2,047
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,760	1,800
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,169	1,043
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,105	1,887
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,555	1,447
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	740
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	574
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	645	501
	Valero Energy Corp.	6.625%	6/15/37	2,675	2,872
	Valero Energy Corp.	4.900%	3/15/45	1,240	1,098
	Valero Energy Corp.	3.650%	12/1/51	1,755	1,230
	Valero Energy Corp.	4.000%	6/1/52	1,050	792
	Western Midstream Operating LP	5.450%	4/1/44	1,197	1,017
	Western Midstream Operating LP	5.300%	3/1/48	1,360	1,138
	Western Midstream Operating LP	5.500%	8/15/48	860	720
	Western Midstream Operating LP	5.500%	2/1/50	2,005	1,665
	Williams Cos. Inc.	6.300%	4/15/40	3,430	3,603
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.800%	11/15/43	1,170	1,136
	Williams Cos. Inc.	5.400%	3/4/44	1,560	1,440
	Williams Cos. Inc.	5.750%	6/24/44	1,495	1,458
	Williams Cos. Inc.	5.100%	9/15/45	2,710	2,441
	Williams Cos. Inc.	4.850%	3/1/48	2,530	2,202
	Williams Cos. Inc.	3.500%	10/15/51	2,123	1,469
					385,290
Financials (6.4%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,514	2,829
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,167	2,410
	Aflac Inc.	4.000%	10/15/46	789	629
	Aflac Inc.	4.750%	1/15/49	972	907
	Alleghany Corp.	4.900%	9/15/44	975	906
	Alleghany Corp.	3.250%	8/15/51	1,000	716
	Allstate Corp.	5.550%	5/9/35	655	666
	Allstate Corp.	5.950%	4/1/36	685	723
	Allstate Corp.	4.200%	12/15/46	1,014	830
	Allstate Corp.	3.850%	8/10/49	1,763	1,373
[2]	Allstate Corp.	6.500%	5/15/57	1,160	1,130
	American Express Co.	4.050%	12/3/42	2,082	1,812
	American Financial Group Inc.	4.500%	6/15/47	1,220	995
	American International Group Inc.	3.875%	1/15/35	1,261	1,088
	American International Group Inc.	6.250%	5/1/36	1,230	1,279
	American International Group Inc.	4.500%	7/16/44	1,995	1,720
	American International Group Inc.	4.750%	4/1/48	2,433	2,184
	American International Group Inc.	4.375%	6/30/50	1,950	1,650
	Aon Corp.	6.250%	9/30/40	670	707
	Aon Corp.	2.900%	8/23/51	1,350	884
	Aon Corp.	3.900%	2/28/52	1,477	1,160
	Aon Global Ltd.	4.600%	6/14/44	482	420
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,720
	Arch Capital Finance LLC	5.031%	12/15/46	1,300	1,162
	Arch Capital Group Ltd.	7.350%	5/1/34	625	709
	Arch Capital Group Ltd.	3.635%	6/30/50	2,134	1,571
	Arch Capital Group US Inc.	5.144%	11/1/43	930	845
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,155	1,543
	Arthur J Gallagher & Co.	3.050%	3/9/52	525	335
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,260	1,267
	Athene Holding Ltd.	3.950%	5/25/51	1,860	1,256
	Athene Holding Ltd.	3.450%	5/15/52	1,145	704
	Bank of America Corp.	6.110%	1/29/37	4,826	5,088
[2]	Bank of America Corp.	4.244%	4/24/38	4,020	3,531
	Bank of America Corp.	7.750%	5/14/38	2,810	3,347
[2]	Bank of America Corp.	4.078%	4/23/40	3,415	2,928
[2]	Bank of America Corp.	2.676%	6/19/41	10,333	7,258
[2]	Bank of America Corp.	5.875%	2/7/42	3,545	3,779
	Bank of America Corp.	3.311%	4/22/42	8,119	6,188
[2]	Bank of America Corp.	5.000%	1/21/44	4,381	4,219
[2]	Bank of America Corp.	4.875%	4/1/44	1,868	1,780
[2]	Bank of America Corp.	4.750%	4/21/45	725	661
[2]	Bank of America Corp.	3.946%	1/23/49	3,357	2,714
[2]	Bank of America Corp.	4.330%	3/15/50	6,710	5,768
[2]	Bank of America Corp.	4.083%	3/20/51	11,055	9,148
[2]	Bank of America Corp.	2.831%	10/24/51	2,686	1,761
[2]	Bank of America Corp.	3.483%	3/13/52	995	739
	Bank of America Corp.	2.972%	7/21/52	4,488	3,046
[2]	Bank of America NA	6.000%	10/15/36	2,056	2,197
	Barclays plc	3.811%	3/10/42	1,875	1,329
	Barclays plc	3.330%	11/24/42	2,410	1,689
	Barclays plc	5.250%	8/17/45	2,606	2,416
	Barclays plc	4.950%	1/10/47	3,130	2,764
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	460	510
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,655	1,576
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,858	1,700
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,999	5,406
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,490	4,087
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,145	3,583
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,645	4,670
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,118	2,042
	Brighthouse Financial Inc.	4.700%	6/22/47	1,268	965
	Brighthouse Financial Inc.	3.850%	12/22/51	750	478
	Brookfield Finance Inc.	4.700%	9/20/47	877	738
	Brookfield Finance Inc.	3.500%	3/30/51	2,050	1,364

71

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	728
	Brookfield Finance LLC	3.450%	4/15/50	1,225	813
	Brown & Brown Inc.	4.950%	3/17/52	1,180	1,014
	Chubb Corp.	6.000%	5/11/37	1,703	1,829
[2]	Chubb Corp.	6.500%	5/15/38	1,800	2,020
	Chubb INA Holdings Inc.	6.700%	5/15/36	870	975
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,477	1,271
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,895	1,716
	Chubb INA Holdings Inc.	2.850%	12/15/51	717	501
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,774	1,195
	CI Financial Corp.	4.100%	6/15/51	1,610	978
	Cincinnati Financial Corp.	6.125%	11/1/34	790	831
	Citigroup Inc.	6.000%	10/31/33	1,867	1,921
	Citigroup Inc.	6.125%	8/25/36	1,306	1,332
[2]	Citigroup Inc.	3.878%	1/24/39	2,795	2,340
	Citigroup Inc.	8.125%	7/15/39	2,869	3,671
[2]	Citigroup Inc.	5.316%	3/26/41	2,624	2,569
	Citigroup Inc.	5.875%	1/30/42	2,040	2,142
	Citigroup Inc.	2.904%	11/3/42	2,450	1,738
	Citigroup Inc.	6.675%	9/13/43	1,937	2,089
	Citigroup Inc.	5.300%	5/6/44	2,322	2,148
	Citigroup Inc.	4.650%	7/30/45	2,897	2,568
	Citigroup Inc.	4.750%	5/18/46	3,523	3,019
[2]	Citigroup Inc.	4.281%	4/24/48	2,447	2,102
	Citigroup Inc.	4.650%	7/23/48	4,260	3,861
	CME Group Inc.	5.300%	9/15/43	1,918	1,993
	CME Group Inc.	4.150%	6/15/48	420	381
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,799	2,918
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,799	1,806
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,909	2,706
	Corebridge Financial Inc.	4.400%	4/5/52	3,245	2,498
	Equitable Holdings Inc.	5.000%	4/20/48	3,577	3,080
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,090	974
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,040	1,448
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,232	1,477
	Fidelity National Financial Inc.	3.200%	9/17/51	875	511
	Fifth Third Bancorp	8.250%	3/1/38	1,994	2,286
	Franklin Resources Inc.	2.950%	8/12/51	750	477
	GATX Corp.	5.450%	9/15/33	800	787
	GATX Corp.	5.200%	3/15/44	500	447
	GATX Corp.	3.100%	6/1/51	1,069	678
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,000	4,741
	Goldman Sachs Capital I	6.345%	2/15/34	1,734	1,743
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,506	2,612
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,393	12,250
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,720	4,842
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,074	6,186
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,388	4,713
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,585	3,387
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,510	3,426
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,460	3,176
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,885	2,688
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,330	1,212
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	941
	Hartford Financial Services Group Inc.	6.100%	10/1/41	478	470
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	693
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,775	1,340
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	785
[2]	HSBC Bank USA NA	5.875%	11/1/34	1,533	1,513
[2]	HSBC Bank USA NA	7.000%	1/15/39	660	711
[2]	HSBC Holdings plc	6.500%	5/2/36	3,674	3,652
	HSBC Holdings plc	6.500%	9/15/37	1,440	1,504
[2]	HSBC Holdings plc	6.500%	9/15/37	4,685	4,664
[2]	HSBC Holdings plc	6.800%	6/1/38	1,120	1,130
	HSBC Holdings plc	6.100%	1/14/42	2,220	2,353
	HSBC Holdings plc	6.332%	3/9/44	3,650	3,780
	HSBC Holdings plc	5.250%	3/14/44	5,415	4,875
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,465	1,274
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,568	1,781
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,385	3,229
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,130	2,698
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,815	2,794
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invesco Finance plc	5.375%	11/30/43	866	844
	Jackson Financial Inc.	4.000%	11/23/51	825	564
	Jefferies Financial Group Inc.	6.250%	1/15/36	380	388
	Jefferies Financial Group Inc.	6.500%	1/20/43	976	991
	JPMorgan Chase & Co.	6.400%	5/15/38	3,290	3,672
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	5,517	4,760
	JPMorgan Chase & Co.	5.500%	10/15/40	2,114	2,180
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	2,832	2,143
	JPMorgan Chase & Co.	5.600%	7/15/41	4,697	4,873
	JPMorgan Chase & Co.	2.525%	11/19/41	1,350	928
	JPMorgan Chase & Co.	5.400%	1/6/42	2,178	2,208
	JPMorgan Chase & Co.	3.157%	4/22/42	1,742	1,315
	JPMorgan Chase & Co.	5.625%	8/16/43	2,585	2,648
	JPMorgan Chase & Co.	4.850%	2/1/44	2,290	2,173
	JPMorgan Chase & Co.	4.950%	6/1/45	3,884	3,616
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	5,310	4,600
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,566	3,796
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	4,239	3,468
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	5,060	4,089
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	6,822	4,771
	JPMorgan Chase & Co.	3.328%	4/22/52	7,060	5,146
	Legg Mason Inc.	5.625%	1/15/44	1,165	1,141
	Lincoln National Corp.	6.300%	10/9/37	680	670
	Lincoln National Corp.	7.000%	6/15/40	515	537
	Lincoln National Corp.	4.350%	3/1/48	1,155	834
	Lincoln National Corp.	4.375%	6/15/50	840	589
	Lloyds Banking Group plc	5.300%	12/1/45	1,404	1,252
	Lloyds Banking Group plc	4.344%	1/9/48	4,277	3,213
	Loews Corp.	6.000%	2/1/35	425	442
	Loews Corp.	4.125%	5/15/43	1,120	926
	Manulife Financial Corp.	5.375%	3/4/46	1,409	1,393
	Markel Group Inc.	5.000%	4/5/46	1,215	1,065
	Markel Group Inc.	4.300%	11/1/47	622	505
	Markel Group Inc.	5.000%	5/20/49	960	864
	Markel Group Inc.	4.150%	9/17/50	810	633
	Markel Group Inc.	3.450%	5/7/52	910	641
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,495	1,587
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,490	1,403
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	779	666
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	351	299
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,184	2,997
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	385	258
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,350	1,523
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	541
	Mastercard Inc.	3.800%	11/21/46	1,355	1,151
	Mastercard Inc.	3.650%	6/1/49	2,587	2,158
	Mastercard Inc.	3.850%	3/26/50	3,152	2,719
	Mastercard Inc.	2.950%	3/15/51	1,930	1,410
	MetLife Inc.	6.375%	6/15/34	990	1,084
	MetLife Inc.	5.700%	6/15/35	1,869	1,922
[2]	MetLife Inc.	6.400%	12/15/36	1,445	1,444
[2]	MetLife Inc.	10.750%	8/1/39	825	1,068
	MetLife Inc.	5.875%	2/6/41	2,053	2,101
	MetLife Inc.	4.125%	8/13/42	1,524	1,279
	MetLife Inc.	4.875%	11/13/43	2,451	2,268
	MetLife Inc.	4.721%	12/15/44	1,500	1,333
	MetLife Inc.	4.050%	3/1/45	1,508	1,263
	MetLife Inc.	5.000%	7/15/52	3,030	2,857
	MetLife Inc.	5.250%	1/15/54	1,665	1,621
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	309	277
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,263
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,979	2,524
[5]	Mizuho Financial Group Inc.	5.748%	7/6/34	2,500	2,508
[2]	Morgan Stanley	3.971%	7/22/38	4,642	3,938
[2]	Morgan Stanley	4.457%	4/22/39	2,110	1,880
	Morgan Stanley	3.217%	4/22/42	4,134	3,138
	Morgan Stanley	6.375%	7/24/42	4,591	5,119
	Morgan Stanley	4.300%	1/27/45	5,934	5,191
	Morgan Stanley	4.375%	1/22/47	2,305	2,059
[2]	Morgan Stanley	5.597%	3/24/51	3,981	4,145
[2]	Morgan Stanley	2.802%	1/25/52	4,506	2,960
	Nasdaq Inc.	5.550%	2/15/34	2,478	2,488
	Nasdaq Inc.	2.500%	12/21/40	766	514

72

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.250%	4/28/50	1,277	864
	Nasdaq Inc.	3.950%	3/7/52	1,210	929
	Nasdaq Inc.	5.950%	8/15/53	1,900	1,945
	Nasdaq Inc.	6.100%	6/28/63	1,487	1,522
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	555	528
	Old Republic International Corp.	3.850%	6/11/51	945	680
	Principal Financial Group Inc.	4.625%	9/15/42	875	746
	Principal Financial Group Inc.	4.350%	5/15/43	707	574
	Principal Financial Group Inc.	4.300%	11/15/46	761	609
	Principal Financial Group Inc.	5.500%	3/15/53	920	874
	Progressive Corp.	4.350%	4/25/44	1,130	979
	Progressive Corp.	4.125%	4/15/47	2,838	2,453
	Progressive Corp.	4.200%	3/15/48	1,235	1,056
	Progressive Corp.	3.950%	3/26/50	895	741
[2]	Prudential Financial Inc.	5.750%	7/15/33	550	576
[2]	Prudential Financial Inc.	5.700%	12/14/36	1,925	2,000
[2]	Prudential Financial Inc.	6.625%	12/1/37	718	795
[2]	Prudential Financial Inc.	3.000%	3/10/40	1,066	798
[2]	Prudential Financial Inc.	6.625%	6/21/40	599	659
[2]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,079
[2]	Prudential Financial Inc.	4.600%	5/15/44	1,168	1,030
	Prudential Financial Inc.	3.905%	12/7/47	3,535	2,823
	Prudential Financial Inc.	3.935%	12/7/49	1,963	1,564
[2]	Prudential Financial Inc.	4.350%	2/25/50	1,352	1,149
[2]	Prudential Financial Inc.	3.700%	3/13/51	2,446	1,877
	Raymond James Financial Inc.	4.950%	7/15/46	2,810	2,535
	Raymond James Financial Inc.	3.750%	4/1/51	1,270	961
[2]	Regions Bank	6.450%	6/26/37	1,000	987
	Regions Financial Corp.	7.375%	12/10/37	560	605
	Reinsurance Group of America Inc.	6.000%	9/15/33	400	403
	Selective Insurance Group Inc.	5.375%	3/1/49	580	535
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	811
	Transatlantic Holdings Inc.	8.000%	11/30/39	300	373
	Travelers Cos. Inc.	6.750%	6/20/36	1,131	1,285
[2]	Travelers Cos. Inc.	6.250%	6/15/37	1,950	2,159
	Travelers Cos. Inc.	5.350%	11/1/40	685	702
	Travelers Cos. Inc.	4.600%	8/1/43	938	852
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	902
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	834
	Travelers Cos. Inc.	4.000%	5/30/47	905	761
	Travelers Cos. Inc.	4.050%	3/7/48	1,561	1,311
	Travelers Cos. Inc.	4.100%	3/4/49	1,335	1,137
	Travelers Cos. Inc.	2.550%	4/27/50	1,520	979
	Travelers Cos. Inc.	3.050%	6/8/51	965	688
	Travelers Cos. Inc.	5.450%	5/25/53	1,338	1,400
	UBS Group AG	4.875%	5/15/45	3,824	3,304
	Unum Group	5.750%	8/15/42	520	490
	Unum Group	4.500%	12/15/49	1,125	863
	Unum Group	4.125%	6/15/51	1,300	957
	Visa Inc.	4.150%	12/14/35	2,867	2,730
	Visa Inc.	2.700%	4/15/40	1,039	797
	Visa Inc.	4.300%	12/14/45	7,301	6,777
	Visa Inc.	3.650%	9/15/47	1,550	1,313
	Visa Inc.	2.000%	8/15/50	2,950	1,810
	Voya Financial Inc.	5.700%	7/15/43	904	866
	Voya Financial Inc.	4.800%	6/15/46	700	577
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,316
	W R Berkley Corp.	3.550%	3/30/52	400	285
	W R Berkley Corp.	3.150%	9/30/61	745	461
	Wachovia Corp.	5.500%	8/1/35	2,408	2,359
[2]	Wells Fargo & Co.	5.950%	12/15/36	1,296	1,279
[2]	Wells Fargo & Co.	3.068%	4/30/41	8,966	6,579
	Wells Fargo & Co.	5.375%	11/2/43	2,536	2,387
	Wells Fargo & Co.	5.606%	1/15/44	4,807	4,613
[2]	Wells Fargo & Co.	4.650%	11/4/44	4,248	3,622
	Wells Fargo & Co.	3.900%	5/1/45	4,905	3,941
[2]	Wells Fargo & Co.	4.900%	11/17/45	4,712	4,146
[2]	Wells Fargo & Co.	4.400%	6/14/46	4,544	3,702
[2]	Wells Fargo & Co.	4.750%	12/7/46	3,841	3,267
[2]	Wells Fargo & Co.	5.013%	4/4/51	11,702	10,866
[2]	Wells Fargo & Co.	4.611%	4/25/53	4,350	3,816
[2]	Wells Fargo Bank NA	5.850%	2/1/37	2,686	2,724
[2]	Wells Fargo Bank NA	6.600%	1/15/38	2,424	2,631
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Union Co.	6.200%	11/17/36	950	955
	Westpac Banking Corp.	4.421%	7/24/39	2,554	2,106
	Westpac Banking Corp.	2.963%	11/16/40	2,270	1,522
	Willis North America Inc.	5.050%	9/15/48	1,123	964
	Willis North America Inc.	3.875%	9/15/49	1,451	1,055
	XL Group Ltd.	5.250%	12/15/43	1,025	1,007
					580,591
Health Care (7.5%)
	Abbott Laboratories	4.750%	11/30/36	2,470	2,478
	Abbott Laboratories	6.150%	11/30/37	1,118	1,250
	Abbott Laboratories	6.000%	4/1/39	2,111	2,356
	Abbott Laboratories	5.300%	5/27/40	1,218	1,274
	Abbott Laboratories	4.750%	4/15/43	1,190	1,168
	Abbott Laboratories	4.900%	11/30/46	5,635	5,680
	AbbVie Inc.	4.550%	3/15/35	3,043	2,897
	AbbVie Inc.	4.500%	5/14/35	4,787	4,543
	AbbVie Inc.	4.300%	5/14/36	2,952	2,714
	AbbVie Inc.	4.050%	11/21/39	6,540	5,692
	AbbVie Inc.	4.625%	10/1/42	1,380	1,247
	AbbVie Inc.	4.400%	11/6/42	6,643	5,947
	AbbVie Inc.	4.850%	6/15/44	1,975	1,840
	AbbVie Inc.	4.750%	3/15/45	2,237	2,049
	AbbVie Inc.	4.700%	5/14/45	5,621	5,124
	AbbVie Inc.	4.450%	5/14/46	2,814	2,479
	AbbVie Inc.	4.875%	11/14/48	2,487	2,346
	AbbVie Inc.	4.250%	11/21/49	11,808	10,175
	Adventist Health System	3.630%	3/1/49	850	625
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	726
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,220	917
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	794	548
	Aetna Inc.	6.625%	6/15/36	1,355	1,492
	Aetna Inc.	6.750%	12/15/37	1,398	1,544
	Aetna Inc.	4.500%	5/15/42	1,383	1,186
	Aetna Inc.	4.125%	11/15/42	1,395	1,149
	Aetna Inc.	4.750%	3/15/44	573	508
	Aetna Inc.	3.875%	8/15/47	1,310	1,022
	AHS Hospital Corp.	5.024%	7/1/45	875	846
[2]	AHS Hospital Corp.	2.780%	7/1/51	1,050	690
[2]	Allina Health System	3.887%	4/15/49	1,235	992
	AmerisourceBergen Corp.	4.250%	3/1/45	1,139	944
	AmerisourceBergen Corp.	4.300%	12/15/47	1,053	898
	Amgen Inc.	6.400%	2/1/39	700	751
	Amgen Inc.	3.150%	2/21/40	3,349	2,562
	Amgen Inc.	2.800%	8/15/41	1,760	1,246
	Amgen Inc.	4.950%	10/1/41	1,430	1,329
	Amgen Inc.	5.150%	11/15/41	1,396	1,350
	Amgen Inc.	5.650%	6/15/42	995	996
	Amgen Inc.	5.600%	3/2/43	4,665	4,676
	Amgen Inc.	4.400%	5/1/45	4,990	4,322
	Amgen Inc.	4.563%	6/15/48	2,627	2,331
	Amgen Inc.	3.375%	2/21/50	4,197	3,079
	Amgen Inc.	4.663%	6/15/51	7,758	6,950
	Amgen Inc.	3.000%	1/15/52	2,840	1,896
	Amgen Inc.	4.200%	2/22/52	2,143	1,776
	Amgen Inc.	4.875%	3/1/53	1,450	1,333
	Amgen Inc.	5.650%	3/2/53	8,800	8,921
	Amgen Inc.	2.770%	9/1/53	1,587	990
	Amgen Inc.	4.400%	2/22/62	3,432	2,826
	Amgen Inc.	5.750%	3/2/63	5,496	5,586
[2]	Ascension Health	3.106%	11/15/39	1,495	1,167
	Ascension Health	3.945%	11/15/46	2,372	1,994
[2]	Ascension Health	4.847%	11/15/53	922	905
	AstraZeneca plc	6.450%	9/15/37	6,746	7,747
	AstraZeneca plc	4.000%	9/18/42	1,661	1,480
	AstraZeneca plc	4.375%	11/16/45	2,132	1,978
	AstraZeneca plc	4.375%	8/17/48	935	875
	AstraZeneca plc	2.125%	8/6/50	584	365
	AstraZeneca plc	3.000%	5/28/51	1,865	1,384
	Banner Health	2.907%	1/1/42	825	603
	Banner Health	2.913%	1/1/51	666	449
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	300

73

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,216	900
	Baxalta Inc.	5.250%	6/23/45	2,110	2,073
	Baxter International Inc.	3.500%	8/15/46	978	681
	Baxter International Inc.	3.132%	12/1/51	1,597	1,057
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	938
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	957
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	1,070	724
	Becton Dickinson & Co.	4.685%	12/15/44	2,177	1,981
	Becton Dickinson & Co.	4.669%	6/6/47	3,356	3,077
	Becton Dickinson & Co.	3.794%	5/20/50	1,234	979
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	547
	Biogen Inc.	3.150%	5/1/50	4,040	2,761
	Biogen Inc.	3.250%	2/15/51	1,306	914
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	575
	Boston Scientific Corp.	6.500%	11/15/35	460	510
	Boston Scientific Corp.	4.550%	3/1/39	1,055	979
	Boston Scientific Corp.	7.375%	1/15/40	439	526
	Boston Scientific Corp.	4.700%	3/1/49	1,320	1,241
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,586	3,271
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,828	1,514
	Bristol-Myers Squibb Co.	3.250%	8/1/42	719	560
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,146	2,034
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,534	2,297
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,448	2,282
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,836	6,956
	Bristol-Myers Squibb Co.	2.550%	11/13/50	4,002	2,606
	Bristol-Myers Squibb Co.	3.700%	3/15/52	4,717	3,827
	Bristol-Myers Squibb Co.	3.900%	3/15/62	3,140	2,524
	Cardinal Health Inc.	4.600%	3/15/43	1,250	1,044
	Cardinal Health Inc.	4.500%	11/15/44	1,002	816
	Cardinal Health Inc.	4.900%	9/15/45	1,172	1,021
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	679
	Children's Health System of Texas	2.511%	8/15/50	1,175	725
[2]	Children's Hospital	2.928%	7/15/50	850	555
[2]	Children's Hospital Corp.	4.115%	1/1/47	619	536
[2]	Children's Hospital Corp.	2.585%	2/1/50	793	507
	Children's Hospital Medical Center	4.268%	5/15/44	750	663
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	684
	Cigna Group	4.800%	8/15/38	4,392	4,146
	Cigna Group	3.200%	3/15/40	1,658	1,275
[2]	Cigna Group	6.125%	11/15/41	516	552
[2]	Cigna Group	4.800%	7/15/46	2,910	2,670
[2]	Cigna Group	3.875%	10/15/47	1,935	1,535
	Cigna Group	4.900%	12/15/48	5,332	4,959
	Cigna Group	3.400%	3/15/50	2,715	1,984
	Cigna Group	3.400%	3/15/51	3,875	2,827
[2]	City of Hope	5.623%	11/15/43	925	915
[2]	City of Hope	4.378%	8/15/48	645	540
	Cleveland Clinic Foundation	4.858%	1/1/14	790	711
[2]	CommonSpirit Health	4.350%	11/1/42	2,177	1,866
	CommonSpirit Health	3.817%	10/1/49	815	622
	CommonSpirit Health	4.187%	10/1/49	1,067	872
	CommonSpirit Health	3.910%	10/1/50	1,720	1,330
[2]	Community Health Network Inc.	3.099%	5/1/50	900	584
[2]	Corewell Health Obligated Group	3.487%	7/15/49	925	682
[2]	Cottage Health Obligated Group	3.304%	11/1/49	1,275	944
	CVS Health Corp.	4.875%	7/20/35	2,108	2,003
	CVS Health Corp.	4.780%	3/25/38	10,093	9,304
	CVS Health Corp.	6.125%	9/15/39	1,275	1,325
	CVS Health Corp.	4.125%	4/1/40	1,847	1,555
	CVS Health Corp.	2.700%	8/21/40	1,630	1,137
	CVS Health Corp.	5.300%	12/5/43	2,135	2,042
	CVS Health Corp.	5.125%	7/20/45	6,896	6,372
	CVS Health Corp.	5.050%	3/25/48	16,827	15,518
	CVS Health Corp.	4.250%	4/1/50	2,332	1,929
	CVS Health Corp.	5.625%	2/21/53	2,405	2,389
	CVS Health Corp.	5.875%	6/1/53	1,908	1,960
	CVS Health Corp.	6.000%	6/1/63	860	884
	Danaher Corp.	4.375%	9/15/45	1,882	1,719
	Danaher Corp.	2.600%	10/1/50	1,285	865
	Danaher Corp.	2.800%	12/10/51	1,475	1,018
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	875	693
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DH Europe Finance II Sarl	3.250%	11/15/39	1,092	890
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,570
	Dignity Health	4.500%	11/1/42	1,350	1,180
	Dignity Health	5.267%	11/1/64	905	839
[2]	Duke University Health System Inc.	3.920%	6/1/47	1,330	1,111
	Elevance Health Inc.	5.950%	12/15/34	1,192	1,244
	Elevance Health Inc.	5.850%	1/15/36	713	730
	Elevance Health Inc.	6.375%	6/15/37	1,196	1,290
	Elevance Health Inc.	4.625%	5/15/42	1,309	1,180
	Elevance Health Inc.	4.650%	1/15/43	1,659	1,515
	Elevance Health Inc.	5.100%	1/15/44	1,929	1,826
	Elevance Health Inc.	4.650%	8/15/44	1,872	1,680
	Elevance Health Inc.	4.375%	12/1/47	2,881	2,513
	Elevance Health Inc.	4.550%	3/1/48	2,598	2,285
	Elevance Health Inc.	3.700%	9/15/49	755	585
	Elevance Health Inc.	3.125%	5/15/50	2,045	1,434
	Elevance Health Inc.	3.600%	3/15/51	1,665	1,275
	Elevance Health Inc.	4.550%	5/15/52	1,570	1,399
	Elevance Health Inc.	6.100%	10/15/52	1,330	1,457
	Elevance Health Inc.	5.125%	2/15/53	1,635	1,582
	Elevance Health Inc.	4.850%	8/15/54	500	434
	Eli Lilly & Co.	3.950%	3/15/49	1,250	1,113
	Eli Lilly & Co.	2.250%	5/15/50	3,685	2,406
	Eli Lilly & Co.	4.875%	2/27/53	3,035	3,118
	Eli Lilly & Co.	4.150%	3/15/59	1,060	939
	Eli Lilly & Co.	2.500%	9/15/60	2,165	1,362
	Eli Lilly & Co.	4.950%	2/27/63	2,005	2,045
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	542
	GE HealthCare Technologies Inc.	6.377%	11/22/52	2,107	2,344
	Gilead Sciences Inc.	4.600%	9/1/35	2,921	2,819
	Gilead Sciences Inc.	4.000%	9/1/36	2,171	1,959
	Gilead Sciences Inc.	2.600%	10/1/40	3,450	2,499
	Gilead Sciences Inc.	5.650%	12/1/41	1,986	2,088
	Gilead Sciences Inc.	4.800%	4/1/44	3,255	3,110
	Gilead Sciences Inc.	4.500%	2/1/45	3,195	2,912
	Gilead Sciences Inc.	4.750%	3/1/46	3,402	3,205
	Gilead Sciences Inc.	4.150%	3/1/47	1,755	1,524
	Gilead Sciences Inc.	2.800%	10/1/50	4,778	3,236
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	360	380
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,676	6,475
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,282	1,156
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,315	927
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	618
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,230	833
	Hackensack Meridian Health Inc.	4.500%	7/1/57	515	455
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	900	642
	HCA Inc.	5.125%	6/15/39	1,818	1,687
[4]	HCA Inc.	4.375%	3/15/42	1,275	1,048
	HCA Inc.	5.500%	6/15/47	3,105	2,916
	HCA Inc.	5.250%	6/15/49	4,026	3,640
	HCA Inc.	3.500%	7/15/51	3,032	2,088
[4]	HCA Inc.	4.625%	3/15/52	4,030	3,309
	HCA Inc.	5.900%	6/1/53	2,082	2,064
	Humana Inc.	4.625%	12/1/42	504	445
	Humana Inc.	4.950%	10/1/44	1,706	1,561
	Humana Inc.	4.800%	3/15/47	970	874
	Humana Inc.	3.950%	8/15/49	950	766
	Humana Inc.	5.500%	3/15/53	1,300	1,294
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,005
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,255	1,061
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	502
	Inova Health System Foundation	4.068%	5/15/52	595	507
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,010	767
[2]	Iowa Health System	3.665%	2/15/50	900	690
	Johns Hopkins Health System Corp.	3.837%	5/15/46	498	409
	Johnson & Johnson	4.375%	12/5/33	2,897	2,919
	Johnson & Johnson	3.550%	3/1/36	2,516	2,265
	Johnson & Johnson	3.625%	3/3/37	3,292	2,962
	Johnson & Johnson	5.950%	8/15/37	940	1,064
	Johnson & Johnson	3.400%	1/15/38	2,005	1,748
	Johnson & Johnson	2.100%	9/1/40	2,585	1,822

74

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.500%	9/1/40	1,328	1,314
	Johnson & Johnson	4.850%	5/15/41	1,305	1,311
	Johnson & Johnson	4.500%	12/5/43	1,049	1,039
	Johnson & Johnson	3.700%	3/1/46	3,820	3,364
	Johnson & Johnson	3.750%	3/3/47	2,171	1,913
	Johnson & Johnson	3.500%	1/15/48	1,937	1,650
	Johnson & Johnson	2.250%	9/1/50	2,610	1,726
	Johnson & Johnson	2.450%	9/1/60	1,325	853
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,620	1,189
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,901	1,841
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,148	2,765
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,447	1,820
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,505	1,756
	Koninklijke Philips NV	6.875%	3/11/38	1,290	1,432
	Koninklijke Philips NV	5.000%	3/15/42	955	874
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,909	1,656
[2]	Mass General Brigham Inc.	3.765%	7/1/48	621	500
[2]	Mass General Brigham Inc.	3.192%	7/1/49	1,186	863
[2]	Mass General Brigham Inc.	3.342%	7/1/60	1,315	921
[2]	Mayo Clinic	3.774%	11/15/43	740	624
[2]	Mayo Clinic	4.128%	11/15/52	685	594
[2]	Mayo Clinic	3.196%	11/15/61	1,450	984
[2]	McLaren Health Care Corp.	4.386%	5/15/48	950	836
[2]	MedStar Health Inc.	3.626%	8/15/49	872	650
	Medtronic Inc.	4.375%	3/15/35	4,184	4,016
	Medtronic Inc.	4.625%	3/15/45	4,407	4,282
	Memorial Health Services	3.447%	11/1/49	650	482
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	875	851
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	920	639
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,070	908
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,153	982
	Merck & Co. Inc.	6.500%	12/1/33	2,015	2,316
	Merck & Co. Inc.	3.900%	3/7/39	1,567	1,408
	Merck & Co. Inc.	2.350%	6/24/40	1,575	1,128
	Merck & Co. Inc.	3.600%	9/15/42	3,372	2,806
	Merck & Co. Inc.	4.150%	5/18/43	2,394	2,181
	Merck & Co. Inc.	4.900%	5/17/44	1,430	1,432
	Merck & Co. Inc.	3.700%	2/10/45	3,322	2,822
	Merck & Co. Inc.	4.000%	3/7/49	2,806	2,481
	Merck & Co. Inc.	2.450%	6/24/50	3,399	2,226
	Merck & Co. Inc.	2.750%	12/10/51	3,545	2,446
	Merck & Co. Inc.	5.000%	5/17/53	2,860	2,896
	Merck & Co. Inc.	2.900%	12/10/61	3,105	2,063
	Merck & Co. Inc.	5.150%	5/17/63	1,947	1,987
[2]	Methodist Hospital	2.705%	12/1/50	1,078	701
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,089	819
	Montefiore Obligated Group	4.287%	9/1/50	750	464
[2]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	948	755
[2]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,265	975
[2]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	522	357
	MultiCare Health System	2.803%	8/15/50	775	469
	Mylan Inc.	5.400%	11/29/43	1,461	1,223
	Mylan Inc.	5.200%	4/15/48	1,440	1,120
[2]	MyMichigan Health	3.409%	6/1/50	756	532
	New York & Presbyterian Hospital	2.256%	8/1/40	925	626
	New York & Presbyterian Hospital	4.024%	8/1/45	1,310	1,107
	New York & Presbyterian Hospital	4.063%	8/1/56	761	641
	New York & Presbyterian Hospital	2.606%	8/1/60	550	323
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	1,080	781
	Northwell Healthcare Inc.	3.979%	11/1/46	1,405	1,091
	Northwell Healthcare Inc.	4.260%	11/1/47	1,439	1,183
	Northwell Healthcare Inc.	3.809%	11/1/49	1,225	921
	Novant Health Inc.	2.637%	11/1/36	605	456
	Novant Health Inc.	3.168%	11/1/51	1,044	749
	Novant Health Inc.	3.318%	11/1/61	825	571
	Novartis Capital Corp.	3.700%	9/21/42	1,025	878
	Novartis Capital Corp.	4.400%	5/6/44	3,933	3,774
	Novartis Capital Corp.	4.000%	11/20/45	2,573	2,324
	Novartis Capital Corp.	2.750%	8/14/50	3,015	2,192
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,060	665
[2]	NYU Langone Hospitals	5.750%	7/1/43	651	678
	NYU Langone Hospitals	4.784%	7/1/44	888	824
[2]	NYU Langone Hospitals	4.368%	7/1/47	1,095	962
[2]	NYU Langone Hospitals	3.380%	7/1/55	1,085	765
	OhioHealth Corp.	2.834%	11/15/41	675	488
[2]	OhioHealth Corp.	3.042%	11/15/50	1,040	748
	Orlando Health Obligated Group	4.089%	10/1/48	770	637
	Orlando Health Obligated Group	3.327%	10/1/50	350	256
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	1,675	1,493
	Pfizer Inc.	4.000%	12/15/36	3,773	3,523
	Pfizer Inc.	4.100%	9/15/38	3,075	2,797
	Pfizer Inc.	3.900%	3/15/39	2,830	2,534
	Pfizer Inc.	7.200%	3/15/39	3,723	4,634
	Pfizer Inc.	2.550%	5/28/40	2,010	1,477
	Pfizer Inc.	5.600%	9/15/40	25	27
	Pfizer Inc.	4.300%	6/15/43	1,762	1,628
	Pfizer Inc.	4.400%	5/15/44	1,840	1,746
	Pfizer Inc.	4.125%	12/15/46	2,642	2,375
	Pfizer Inc.	4.200%	9/15/48	1,776	1,635
	Pfizer Inc.	4.000%	3/15/49	1,780	1,592
	Pfizer Inc.	2.700%	5/28/50	3,440	2,422
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	5,270	5,272
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	11,976	12,470
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,937	8,032
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,115	722
	Presbyterian Healthcare Services	4.875%	8/1/52	700	686
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,500	2,486
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,470	1,094
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	300	180
	Quest Diagnostics Inc.	4.700%	3/30/45	704	620
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	293
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,536	990
	Revvity Inc.	3.625%	3/15/51	605	437
	Royalty Pharma plc	3.300%	9/2/40	3,425	2,438
	Royalty Pharma plc	3.550%	9/2/50	3,469	2,342
	RWJ Barnabas Health Inc.	3.949%	7/1/46	885	729
	RWJ Barnabas Health Inc.	3.477%	7/1/49	702	536
[2]	Sharp HealthCare	2.680%	8/1/50	875	563
[2]	Stanford Health Care	3.795%	11/15/48	1,264	1,040
	Stanford Health Care	3.027%	8/15/51	735	513
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,305	979
	Stryker Corp.	4.100%	4/1/43	720	614
	Stryker Corp.	4.375%	5/15/44	955	839
	Stryker Corp.	4.625%	3/15/46	1,540	1,433
	Stryker Corp.	2.900%	6/15/50	599	415
	Summa Health	3.511%	11/15/51	350	248
[2]	Sutter Health	3.161%	8/15/40	500	377
[2]	Sutter Health	4.091%	8/15/48	985	810
[2]	Sutter Health	3.361%	8/15/50	1,225	880
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,389	1,803
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,526	2,481
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,471
	Texas Health Resources	2.328%	11/15/50	825	488
[2]	Texas Health Resources	4.330%	11/15/55	575	502
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,511	1,869
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	868	883
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,982	1,773
	Toledo Hospital	5.750%	11/15/38	700	680
[2]	Trinity Health Corp.	2.632%	12/1/40	650	460
	Trinity Health Corp.	4.125%	12/1/45	825	711
[2]	Trinity Health Corp.	3.434%	12/1/48	1,155	886
	UnitedHealth Group Inc.	4.625%	7/15/35	1,951	1,909
	UnitedHealth Group Inc.	5.800%	3/15/36	1,324	1,420
	UnitedHealth Group Inc.	6.500%	6/15/37	2,870	3,206
	UnitedHealth Group Inc.	6.625%	11/15/37	1,650	1,884
	UnitedHealth Group Inc.	6.875%	2/15/38	2,784	3,321
	UnitedHealth Group Inc.	3.500%	8/15/39	1,286	1,078
	UnitedHealth Group Inc.	2.750%	5/15/40	908	674

75

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.700%	10/15/40	551	580
	UnitedHealth Group Inc.	5.950%	2/15/41	840	909
	UnitedHealth Group Inc.	3.050%	5/15/41	2,475	1,908
	UnitedHealth Group Inc.	4.375%	3/15/42	807	734
	UnitedHealth Group Inc.	3.950%	10/15/42	1,293	1,110
	UnitedHealth Group Inc.	4.250%	3/15/43	2,665	2,425
	UnitedHealth Group Inc.	4.750%	7/15/45	2,391	2,286
	UnitedHealth Group Inc.	4.200%	1/15/47	2,417	2,132
	UnitedHealth Group Inc.	4.250%	4/15/47	1,778	1,557
	UnitedHealth Group Inc.	3.750%	10/15/47	1,650	1,357
	UnitedHealth Group Inc.	4.250%	6/15/48	3,169	2,793
	UnitedHealth Group Inc.	4.450%	12/15/48	1,147	1,045
	UnitedHealth Group Inc.	3.700%	8/15/49	2,105	1,695
	UnitedHealth Group Inc.	2.900%	5/15/50	2,490	1,742
	UnitedHealth Group Inc.	3.250%	5/15/51	4,055	3,017
	UnitedHealth Group Inc.	4.750%	5/15/52	4,115	3,907
	UnitedHealth Group Inc.	5.875%	2/15/53	4,160	4,615
	UnitedHealth Group Inc.	5.050%	4/15/53	3,258	3,234
	UnitedHealth Group Inc.	3.875%	8/15/59	3,103	2,531
	UnitedHealth Group Inc.	3.125%	5/15/60	1,895	1,321
	UnitedHealth Group Inc.	4.950%	5/15/62	2,350	2,263
	UnitedHealth Group Inc.	6.050%	2/15/63	3,105	3,510
	UnitedHealth Group Inc.	5.200%	4/15/63	3,435	3,427
	UPMC	5.035%	5/15/33	1,000	977
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,090	1,650
	Viatris Inc.	3.850%	6/22/40	2,890	2,001
	Viatris Inc.	4.000%	6/22/50	2,101	1,390
[2]	WakeMed	3.286%	10/1/52	538	375
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	641	423
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	924
	Wyeth LLC	6.500%	2/1/34	1,701	1,910
	Wyeth LLC	6.000%	2/15/36	1,785	1,942
	Wyeth LLC	5.950%	4/1/37	2,466	2,694
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,025	620
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	590	588
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	795	671
	Zoetis Inc.	4.700%	2/1/43	2,591	2,409
	Zoetis Inc.	3.950%	9/12/47	836	694
	Zoetis Inc.	4.450%	8/20/48	794	707
	Zoetis Inc.	3.000%	5/15/50	915	641
					677,916
Industrials (4.0%)
[2]	3M Co.	5.700%	3/15/37	690	727
[2]	3M Co.	3.875%	6/15/44	540	434
[2]	3M Co.	3.125%	9/19/46	1,230	865
[2]	3M Co.	3.625%	10/15/47	1,455	1,121
[2]	3M Co.	4.000%	9/14/48	1,850	1,620
	3M Co.	3.250%	8/26/49	2,088	1,516
	3M Co.	3.700%	4/15/50	1,043	825
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,217	1,011
	Boeing Co.	3.600%	5/1/34	1,750	1,490
	Boeing Co.	3.250%	2/1/35	1,551	1,257
	Boeing Co.	6.625%	2/15/38	663	707
	Boeing Co.	3.550%	3/1/38	1,574	1,231
	Boeing Co.	3.500%	3/1/39	729	555
	Boeing Co.	6.875%	3/15/39	873	958
	Boeing Co.	5.875%	2/15/40	916	916
	Boeing Co.	5.705%	5/1/40	6,503	6,484
	Boeing Co.	3.375%	6/15/46	1,120	784
	Boeing Co.	3.650%	3/1/47	561	400
	Boeing Co.	3.625%	3/1/48	773	549
	Boeing Co.	3.850%	11/1/48	916	676
	Boeing Co.	3.900%	5/1/49	2,605	1,994
	Boeing Co.	3.750%	2/1/50	1,320	991
	Boeing Co.	5.805%	5/1/50	10,924	10,865
	Boeing Co.	3.825%	3/1/59	739	528
	Boeing Co.	3.950%	8/1/59	1,191	880
	Boeing Co.	5.930%	5/1/60	6,849	6,780
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	791
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	950	1,050
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,672	1,769
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	5.050%	3/1/41	951	937
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,368	1,399
Burlington Northern Santa Fe LLC	4.950%	9/15/41	791	772
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,498	1,359
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,579	1,428
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,708	1,551
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,642	1,630
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,131	2,067
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,870	1,719
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,547	2,217
Burlington Northern Santa Fe LLC	4.700%	9/1/45	889	827
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,281	1,885
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,630	2,283
Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,225	1,904
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,371	1,088
Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,658	1,887
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,173	1,623
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,950	1,336
Burlington Northern Santa Fe LLC	5.200%	4/15/54	2,500	2,551
Canadian National Railway Co.	6.200%	6/1/36	1,602	1,764
Canadian National Railway Co.	6.375%	11/15/37	1,159	1,291
Canadian National Railway Co.	3.200%	8/2/46	642	477
Canadian National Railway Co.	3.650%	2/3/48	1,353	1,099
Canadian National Railway Co.	4.450%	1/20/49	1,055	966
Canadian National Railway Co.	2.450%	5/1/50	1,100	703
Canadian National Railway Co.	4.400%	8/5/52	2,225	2,042
Canadian Pacific Railway Co.	4.800%	9/15/35	1,547	1,510
Canadian Pacific Railway Co.	5.950%	5/15/37	945	993
Canadian Pacific Railway Co.	3.000%	12/2/41	1,915	1,572
Canadian Pacific Railway Co.	4.300%	5/15/43	1,065	934
Canadian Pacific Railway Co.	4.800%	8/1/45	1,466	1,369
Canadian Pacific Railway Co.	4.950%	8/15/45	1,047	981
Canadian Pacific Railway Co.	4.700%	5/1/48	433	393
Canadian Pacific Railway Co.	3.500%	5/1/50	1,330	1,026
Canadian Pacific Railway Co.	3.100%	12/2/51	4,450	3,159
Canadian Pacific Railway Co.	4.200%	11/15/69	926	726
Canadian Pacific Railway Co.	6.125%	9/15/15	1,340	1,391
Carrier Global Corp.	3.377%	4/5/40	3,220	2,470
Carrier Global Corp.	3.577%	4/5/50	4,516	3,336
Caterpillar Inc.	5.300%	9/15/35	975	1,019
Caterpillar Inc.	6.050%	8/15/36	635	698
Caterpillar Inc.	5.200%	5/27/41	1,532	1,597
Caterpillar Inc.	3.803%	8/15/42	3,579	3,137
Caterpillar Inc.	3.250%	9/19/49	2,432	1,913
Caterpillar Inc.	3.250%	4/9/50	2,700	2,126
Caterpillar Inc.	4.750%	5/15/64	821	782
CSX Corp.	6.000%	10/1/36	780	822
CSX Corp.	6.150%	5/1/37	1,280	1,376
CSX Corp.	6.220%	4/30/40	1,530	1,656
CSX Corp.	5.500%	4/15/41	1,169	1,185
CSX Corp.	4.750%	5/30/42	1,908	1,757
CSX Corp.	4.100%	3/15/44	1,660	1,426
CSX Corp.	3.800%	11/1/46	1,508	1,220
CSX Corp.	4.300%	3/1/48	1,706	1,485
CSX Corp.	4.750%	11/15/48	1,208	1,120
CSX Corp.	4.500%	3/15/49	1,941	1,736
CSX Corp.	3.350%	9/15/49	1,650	1,219
CSX Corp.	3.800%	4/15/50	769	611
CSX Corp.	3.950%	5/1/50	1,325	1,078
CSX Corp.	2.500%	5/15/51	750	476
CSX Corp.	4.500%	11/15/52	1,792	1,619
CSX Corp.	4.500%	8/1/54	1,395	1,238
CSX Corp.	4.250%	11/1/66	717	595
CSX Corp.	4.650%	3/1/68	919	824
Cummins Inc.	4.875%	10/1/43	1,128	1,064
Cummins Inc.	2.600%	9/1/50	1,090	703
Deere & Co.	3.900%	6/9/42	3,222	2,920
Deere & Co.	2.875%	9/7/49	1,564	1,177
Deere & Co.	3.750%	4/15/50	1,726	1,530
Dover Corp.	5.375%	10/15/35	565	576
Dover Corp.	5.375%	3/1/41	663	652
Eaton Corp.	4.150%	11/2/42	2,243	1,996
Eaton Corp.	3.915%	9/15/47	783	667

76

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.700%	8/23/52	1,995	1,914
	Emerson Electric Co.	2.800%	12/21/51	4,226	2,879
	FedEx Corp.	4.900%	1/15/34	1,895	1,850
	FedEx Corp.	3.900%	2/1/35	910	802
	FedEx Corp.	3.250%	5/15/41	1,545	1,153
	FedEx Corp.	3.875%	8/1/42	1,100	887
	FedEx Corp.	4.100%	4/15/43	1,145	934
	FedEx Corp.	5.100%	1/15/44	2,523	2,348
	FedEx Corp.	4.100%	2/1/45	1,141	922
	FedEx Corp.	4.750%	11/15/45	1,073	958
	FedEx Corp.	4.550%	4/1/46	1,407	1,210
	FedEx Corp.	4.400%	1/15/47	754	638
	FedEx Corp.	4.050%	2/15/48	2,072	1,655
	FedEx Corp.	4.950%	10/17/48	2,755	2,525
	FedEx Corp.	5.250%	5/15/50	2,420	2,325
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,474	1,205
	Fortive Corp.	4.300%	6/15/46	1,381	1,099
	General Dynamics Corp.	4.250%	4/1/40	2,187	2,013
	General Dynamics Corp.	3.600%	11/15/42	1,080	900
	General Dynamics Corp.	4.250%	4/1/50	1,617	1,483
[2]	General Electric Co.	5.875%	1/14/38	1,916	2,060
	Honeywell International Inc.	4.500%	1/15/34	1,500	1,467
	Honeywell International Inc.	5.700%	3/15/36	985	1,047
	Honeywell International Inc.	5.700%	3/15/37	1,360	1,452
	Honeywell International Inc.	5.375%	3/1/41	945	978
	Honeywell International Inc.	3.812%	11/21/47	1,030	878
	Illinois Tool Works Inc.	4.875%	9/15/41	1,248	1,238
	Illinois Tool Works Inc.	3.900%	9/1/42	1,933	1,705
	Jacobs Engineering Group Inc.	5.900%	3/1/33	329	323
[2]	Johnson Controls International plc	6.000%	1/15/36	1,409	1,461
[2]	Johnson Controls International plc	4.625%	7/2/44	1,116	998
[2]	Johnson Controls International plc	5.125%	9/14/45	403	383
	Johnson Controls International plc	4.500%	2/15/47	839	733
[2]	Johnson Controls International plc	4.950%	7/2/64	925	825
	L3Harris Technologies Inc.	4.854%	4/27/35	1,214	1,166
	L3Harris Technologies Inc.	5.054%	4/27/45	730	673
	Lockheed Martin Corp.	4.750%	2/15/34	1,686	1,681
	Lockheed Martin Corp.	3.600%	3/1/35	958	857
	Lockheed Martin Corp.	4.500%	5/15/36	1,775	1,713
[2]	Lockheed Martin Corp.	6.150%	9/1/36	1,730	1,918
	Lockheed Martin Corp.	5.720%	6/1/40	1,654	1,779
	Lockheed Martin Corp.	4.070%	12/15/42	2,179	1,941
	Lockheed Martin Corp.	3.800%	3/1/45	1,912	1,611
	Lockheed Martin Corp.	4.700%	5/15/46	1,932	1,864
	Lockheed Martin Corp.	4.090%	9/15/52	3,168	2,784
	Lockheed Martin Corp.	4.150%	6/15/53	3,120	2,745
	Lockheed Martin Corp.	5.700%	11/15/54	1,947	2,163
	Lockheed Martin Corp.	5.200%	2/15/55	1,765	1,822
	Lockheed Martin Corp.	4.300%	6/15/62	871	771
	Lockheed Martin Corp.	5.900%	11/15/63	1,925	2,191
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,207
	Norfolk Southern Corp.	3.950%	10/1/42	793	650
	Norfolk Southern Corp.	4.450%	6/15/45	1,307	1,137
	Norfolk Southern Corp.	4.650%	1/15/46	916	821
	Norfolk Southern Corp.	3.942%	11/1/47	1,283	1,038
	Norfolk Southern Corp.	4.150%	2/28/48	933	784
	Norfolk Southern Corp.	4.100%	5/15/49	975	818
	Norfolk Southern Corp.	3.400%	11/1/49	2,075	1,526
	Norfolk Southern Corp.	3.050%	5/15/50	2,115	1,466
	Norfolk Southern Corp.	4.050%	8/15/52	1,105	911
	Norfolk Southern Corp.	4.550%	6/1/53	1,600	1,443
	Norfolk Southern Corp.	3.155%	5/15/55	2,515	1,722
	Norfolk Southern Corp.	4.100%	5/15/21	1,185	839
	Northrop Grumman Corp.	5.150%	5/1/40	1,012	997
	Northrop Grumman Corp.	5.050%	11/15/40	1,002	972
	Northrop Grumman Corp.	4.750%	6/1/43	3,262	3,052
	Northrop Grumman Corp.	3.850%	4/15/45	927	757
	Northrop Grumman Corp.	4.030%	10/15/47	2,907	2,494
	Northrop Grumman Corp.	5.250%	5/1/50	2,597	2,645
	Northrop Grumman Corp.	4.950%	3/15/53	2,107	2,055
	Otis Worldwide Corp.	3.112%	2/15/40	1,936	1,496
	Otis Worldwide Corp.	3.362%	2/15/50	2,413	1,766
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	1,392	1,277
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	745	800
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	1,230	1,098
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	896
	Parker-Hannifin Corp.	4.000%	6/14/49	2,136	1,776
	Precision Castparts Corp.	3.900%	1/15/43	1,010	861
	Precision Castparts Corp.	4.375%	6/15/45	673	602
	Raytheon Technologies Corp.	6.050%	6/1/36	917	984
	Raytheon Technologies Corp.	6.125%	7/15/38	2,398	2,584
	Raytheon Technologies Corp.	4.450%	11/16/38	1,975	1,821
	Raytheon Technologies Corp.	4.875%	10/15/40	1,080	1,030
	Raytheon Technologies Corp.	4.700%	12/15/41	903	838
	Raytheon Technologies Corp.	4.500%	6/1/42	7,842	7,224
	Raytheon Technologies Corp.	4.800%	12/15/43	1,910	1,779
	Raytheon Technologies Corp.	4.150%	5/15/45	2,032	1,732
	Raytheon Technologies Corp.	3.750%	11/1/46	2,041	1,645
	Raytheon Technologies Corp.	4.350%	4/15/47	2,121	1,884
	Raytheon Technologies Corp.	4.050%	5/4/47	1,711	1,454
	Raytheon Technologies Corp.	4.625%	11/16/48	3,324	3,100
	Raytheon Technologies Corp.	3.125%	7/1/50	1,941	1,408
	Raytheon Technologies Corp.	2.820%	9/1/51	1,700	1,142
	Raytheon Technologies Corp.	3.030%	3/15/52	100	70
	Raytheon Technologies Corp.	5.375%	2/27/53	2,675	2,778
	Republic Services Inc.	5.000%	4/1/34	2,015	2,009
	Republic Services Inc.	6.200%	3/1/40	772	840
	Republic Services Inc.	5.700%	5/15/41	905	943
	Republic Services Inc.	3.050%	3/1/50	725	518
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,105
	Rockwell Automation Inc.	2.800%	8/15/61	809	529
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,309	1,341
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	650	580
	Tyco Electronics Group SA	7.125%	10/1/37	1,565	1,813
	Union Pacific Corp.	3.375%	2/1/35	1,508	1,290
	Union Pacific Corp.	2.891%	4/6/36	1,612	1,285
	Union Pacific Corp.	3.600%	9/15/37	1,128	963
[2]	Union Pacific Corp.	3.550%	8/15/39	871	729
	Union Pacific Corp.	3.200%	5/20/41	2,746	2,156
	Union Pacific Corp.	4.050%	3/1/46	1,025	854
	Union Pacific Corp.	3.350%	8/15/46	2,160	1,607
	Union Pacific Corp.	4.000%	4/15/47	1,140	961
	Union Pacific Corp.	3.250%	2/5/50	2,420	1,807
	Union Pacific Corp.	2.950%	3/10/52	2,063	1,434
	Union Pacific Corp.	4.950%	9/9/52	1,860	1,848
	Union Pacific Corp.	3.500%	2/14/53	1,790	1,384
	Union Pacific Corp.	3.875%	2/1/55	1,805	1,466
	Union Pacific Corp.	3.950%	8/15/59	997	810
	Union Pacific Corp.	3.839%	3/20/60	3,098	2,461
	Union Pacific Corp.	3.550%	5/20/61	1,402	1,037
	Union Pacific Corp.	2.973%	9/16/62	5,500	3,591
	Union Pacific Corp.	5.150%	1/20/63	1,217	1,218
	Union Pacific Corp.	3.750%	2/5/70	1,040	787
	Union Pacific Corp.	3.799%	4/6/71	3,386	2,595
	Union Pacific Corp.	3.850%	2/14/72	1,145	884
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,500	2,547
	United Parcel Service Inc.	6.200%	1/15/38	2,861	3,203
	United Parcel Service Inc.	5.200%	4/1/40	1,418	1,451
	United Parcel Service Inc.	4.875%	11/15/40	1,645	1,620
	United Parcel Service Inc.	3.625%	10/1/42	761	632
	United Parcel Service Inc.	3.400%	11/15/46	654	508
	United Parcel Service Inc.	3.750%	11/15/47	2,185	1,832
	United Parcel Service Inc.	4.250%	3/15/49	2,880	2,593
	United Parcel Service Inc.	3.400%	9/1/49	1,491	1,181
	United Parcel Service Inc.	5.300%	4/1/50	1,840	1,933
	United Parcel Service Inc.	5.050%	3/3/53	2,336	2,376
	Valmont Industries Inc.	5.000%	10/1/44	889	780
	Valmont Industries Inc.	5.250%	10/1/54	749	665
	Waste Connections Inc.	3.050%	4/1/50	1,050	729
	Waste Connections Inc.	2.950%	1/15/52	1,716	1,176
	Waste Management Inc.	2.950%	6/1/41	2,060	1,529
	Waste Management Inc.	4.150%	7/15/49	1,225	1,079
	Waste Management Inc.	2.500%	11/15/50	1,230	788

77

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	4.600%	6/15/45	1,135	1,073
	WW Grainger Inc.	3.750%	5/15/46	1,299	1,050
	WW Grainger Inc.	4.200%	5/15/47	966	844
	Xylem Inc.	4.375%	11/1/46	925	783
					365,962
Materials (1.6%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	990	739
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,470	1,051
	Albemarle Corp.	5.450%	12/1/44	1,050	994
	Albemarle Corp.	5.650%	6/1/52	1,000	954
	ArcelorMittal SA	7.000%	10/15/39	1,250	1,309
	ArcelorMittal SA	6.750%	3/1/41	850	863
	Barrick Gold Corp.	6.450%	10/15/35	971	1,026
	Barrick North America Finance LLC	5.700%	5/30/41	1,774	1,793
	Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,769
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,141	2,233
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,995	1,798
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,783	5,730
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	711
	CF Industries Inc.	5.150%	3/15/34	1,510	1,447
	CF Industries Inc.	4.950%	6/1/43	2,100	1,818
	CF Industries Inc.	5.375%	3/15/44	1,200	1,097
	Dow Chemical Co.	4.250%	10/1/34	1,003	913
	Dow Chemical Co.	9.400%	5/15/39	347	467
	Dow Chemical Co.	5.250%	11/15/41	2,208	2,131
	Dow Chemical Co.	4.375%	11/15/42	2,531	2,143
	Dow Chemical Co.	4.625%	10/1/44	933	809
	Dow Chemical Co.	5.550%	11/30/48	2,330	2,266
	Dow Chemical Co.	4.800%	5/15/49	1,635	1,437
	Dow Chemical Co.	3.600%	11/15/50	2,495	1,858
	Dow Chemical Co.	6.900%	5/15/53	1,525	1,728
	DuPont de Nemours Inc.	5.319%	11/15/38	2,551	2,525
	DuPont de Nemours Inc.	5.419%	11/15/48	4,243	4,192
	Eastman Chemical Co.	4.800%	9/1/42	1,825	1,587
	Eastman Chemical Co.	4.650%	10/15/44	1,003	845
	Ecolab Inc.	2.125%	8/15/50	1,100	649
	Ecolab Inc.	2.700%	12/15/51	2,160	1,432
	Ecolab Inc.	2.750%	8/18/55	1,889	1,213
	FMC Corp.	4.500%	10/1/49	1,635	1,263
	FMC Corp.	6.375%	5/18/53	680	691
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,435	1,385
	Freeport-McMoRan Inc.	5.450%	3/15/43	3,454	3,221
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	1,067
	International Flavors & Fragrances Inc.	5.000%	9/26/48	965	818
	International Paper Co.	5.000%	9/15/35	1,955	1,874
	International Paper Co.	6.000%	11/15/41	1,112	1,141
	International Paper Co.	4.800%	6/15/44	1,792	1,584
	International Paper Co.	4.400%	8/15/47	1,500	1,263
	International Paper Co.	4.350%	8/15/48	1,300	1,096
	Linde Inc.	3.550%	11/7/42	1,838	1,492
	Linde Inc.	2.000%	8/10/50	400	229
	Lubrizol Corp.	6.500%	10/1/34	640	748
	LYB International Finance BV	5.250%	7/15/43	1,750	1,593
	LYB International Finance BV	4.875%	3/15/44	1,181	1,037
	LYB International Finance III LLC	3.375%	10/1/40	1,615	1,193
	LYB International Finance III LLC	4.200%	10/15/49	2,462	1,885
	LYB International Finance III LLC	4.200%	5/1/50	1,860	1,420
	LYB International Finance III LLC	3.625%	4/1/51	1,855	1,287
	LYB International Finance III LLC	3.800%	10/1/60	1,535	1,036
	LyondellBasell Industries NV	4.625%	2/26/55	2,107	1,719
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,930	1,346
	Mosaic Co.	5.450%	11/15/33	1,059	1,033
	Mosaic Co.	4.875%	11/15/41	1,167	999
	Mosaic Co.	5.625%	11/15/43	1,538	1,443
[2]	Newmont Corp.	5.875%	4/1/35	1,247	1,275
	Newmont Corp.	6.250%	10/1/39	2,185	2,309
	Newmont Corp.	4.875%	3/15/42	2,861	2,658
	Newmont Corp.	5.450%	6/9/44	1,000	983
	Nucor Corp.	6.400%	12/1/37	500	549
	Nucor Corp.	2.979%	12/15/55	3,730	2,388
	Nutrien Ltd.	4.125%	3/15/35	1,768	1,552
	Nutrien Ltd.	5.875%	12/1/36	1,399	1,417
	Nutrien Ltd.	5.625%	12/1/40	1,280	1,240
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nutrien Ltd.	4.900%	6/1/43	1,425	1,276
	Nutrien Ltd.	5.250%	1/15/45	1,070	992
	Nutrien Ltd.	5.000%	4/1/49	2,201	1,984
	Nutrien Ltd.	5.800%	3/27/53	976	980
	Packaging Corp. of America	4.050%	12/15/49	830	660
	Packaging Corp. of America	3.050%	10/1/51	959	635
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,483	1,532
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,354	2,377
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,300	1,572
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,520	1,448
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,331	1,169
	Rio Tinto Finance USA plc	5.125%	3/9/53	2,000	2,016
	RPM International Inc.	5.250%	6/1/45	400	356
	RPM International Inc.	4.250%	1/15/48	765	588
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	1,022
	Sherwin-Williams Co.	4.500%	6/1/47	2,148	1,882
	Sherwin-Williams Co.	3.800%	8/15/49	1,881	1,455
	Sherwin-Williams Co.	3.300%	5/15/50	821	583
	Sherwin-Williams Co.	2.900%	3/15/52	545	351
	Southern Copper Corp.	7.500%	7/27/35	2,035	2,363
	Southern Copper Corp.	6.750%	4/16/40	2,220	2,448
	Southern Copper Corp.	5.250%	11/8/42	2,648	2,533
	Southern Copper Corp.	5.875%	4/23/45	2,965	3,043
	Steel Dynamics Inc.	3.250%	10/15/50	850	564
	Teck Resources Ltd.	6.000%	8/15/40	969	946
	Teck Resources Ltd.	5.200%	3/1/42	1,240	1,104
	Teck Resources Ltd.	5.400%	2/1/43	730	664
	Vale Overseas Ltd.	8.250%	1/17/34	1,183	1,377
	Vale Overseas Ltd.	6.875%	11/21/36	2,850	2,991
	Vale Overseas Ltd.	6.875%	11/10/39	2,850	2,990
	Vale SA	5.625%	9/11/42	650	626
	Vulcan Materials Co.	4.500%	6/15/47	1,880	1,635
	Westlake Corp.	2.875%	8/15/41	590	394
	Westlake Corp.	5.000%	8/15/46	1,416	1,228
	Westlake Corp.	4.375%	11/15/47	1,380	1,090
	Westlake Corp.	3.125%	8/15/51	859	539
	Westlake Corp.	3.375%	8/15/61	882	538
					149,712
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	3,009	2,377
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	705	653
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	945	795
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,870	1,397
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,335	822
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	3,130	2,141
	American Homes 4 Rent LP	3.375%	7/15/51	1,000	654
	American Homes 4 Rent LP	4.300%	4/15/52	677	530
	American Tower Corp.	5.550%	7/15/33	500	504
	American Tower Corp.	3.700%	10/15/49	1,400	1,005
	American Tower Corp.	3.100%	6/15/50	2,764	1,810
	American Tower Corp.	2.950%	1/15/51	2,431	1,538
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	740	573
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	525	433
	Boston Properties LP	6.500%	1/15/34	756	761
	Camden Property Trust	3.350%	11/1/49	685	499
	CBRE Services Inc.	5.950%	8/15/34	1,500	1,486
	Corporate Office Properties LP	2.900%	12/1/33	1,519	1,058
	Crown Castle Inc.	2.900%	4/1/41	2,887	2,022
	Crown Castle Inc.	4.750%	5/15/47	428	367
	Crown Castle Inc.	5.200%	2/15/49	718	664
	Crown Castle Inc.	4.000%	11/15/49	802	613
	Crown Castle Inc.	4.150%	7/1/50	775	615
	Crown Castle Inc.	3.250%	1/15/51	2,094	1,432
	Equinix Inc.	3.000%	7/15/50	1,121	730
	Equinix Inc.	2.950%	9/15/51	1,468	932
	Equinix Inc.	3.400%	2/15/52	605	425
	ERP Operating LP	4.500%	7/1/44	1,275	1,116
	ERP Operating LP	4.000%	8/1/47	850	666
	Essex Portfolio LP	4.500%	3/15/48	596	488
	Essex Portfolio LP	2.650%	9/1/50	624	352
	Federal Realty OP LP	4.500%	12/1/44	1,060	832
	Healthpeak OP LLC	6.750%	2/1/41	880	931

78

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,070	812
	Kilroy Realty LP	2.650%	11/15/33	870	593
	Kimco Realty OP LLC	4.250%	4/1/45	675	512
	Kimco Realty OP LLC	4.125%	12/1/46	750	557
	Kimco Realty OP LLC	4.450%	9/1/47	661	535
	Kimco Realty OP LLC	3.700%	10/1/49	685	488
	Mid-America Apartments LP	2.875%	9/15/51	720	467
	NNN REIT Inc.	3.500%	4/15/51	1,580	1,067
	NNN REIT Inc.	3.000%	4/15/52	1,211	732
	Prologis LP	4.375%	9/15/48	773	661
	Prologis LP	3.050%	3/1/50	1,260	869
	Prologis LP	3.000%	4/15/50	1,485	1,010
	Prologis LP	2.125%	10/15/50	1,410	793
	Prologis LP	5.250%	6/15/53	1,682	1,651
	Realty Income Corp.	1.800%	3/15/33	842	613
	Realty Income Corp.	4.650%	3/15/47	1,515	1,356
	Regency Centers LP	4.400%	2/1/47	730	588
	Regency Centers LP	4.650%	3/15/49	589	494
	Simon Property Group LP	6.750%	2/1/40	1,277	1,389
	Simon Property Group LP	4.750%	3/15/42	1,135	992
	Simon Property Group LP	4.250%	10/1/44	646	517
	Simon Property Group LP	4.250%	11/30/46	1,895	1,500
	Simon Property Group LP	3.250%	9/13/49	2,215	1,487
	Simon Property Group LP	3.800%	7/15/50	940	695
	Simon Property Group LP	5.850%	3/8/53	989	983
[2]	UDR Inc.	1.900%	3/15/33	640	473
	UDR Inc.	3.100%	11/1/34	775	619
	Ventas Realty LP	5.700%	9/30/43	980	918
	Ventas Realty LP	4.875%	4/15/49	955	814
	VICI Properties LP	5.625%	5/15/52	1,680	1,520
	Welltower OP LLC	6.500%	3/15/41	925	953
	Welltower OP LLC	4.950%	9/1/48	1,270	1,135
	Weyerhaeuser Co.	4.000%	3/9/52	1,125	898
					59,912
Technology (4.3%)
	Analog Devices Inc.	2.800%	10/1/41	1,695	1,260
	Analog Devices Inc.	2.950%	10/1/51	2,075	1,469
	Apple Inc.	4.500%	2/23/36	1,565	1,593
	Apple Inc.	2.375%	2/8/41	2,425	1,789
	Apple Inc.	3.850%	5/4/43	6,926	6,173
	Apple Inc.	4.450%	5/6/44	2,655	2,588
	Apple Inc.	3.450%	2/9/45	3,835	3,227
	Apple Inc.	4.375%	5/13/45	4,144	3,932
	Apple Inc.	4.650%	2/23/46	6,676	6,575
	Apple Inc.	3.850%	8/4/46	5,888	5,174
	Apple Inc.	3.750%	9/12/47	3,014	2,603
	Apple Inc.	3.750%	11/13/47	2,796	2,420
	Apple Inc.	2.950%	9/11/49	4,211	3,134
	Apple Inc.	2.650%	5/11/50	2,157	1,502
	Apple Inc.	2.400%	8/20/50	2,535	1,692
	Apple Inc.	2.650%	2/8/51	7,720	5,331
	Apple Inc.	2.700%	8/5/51	4,241	2,953
	Apple Inc.	3.950%	8/8/52	3,635	3,202
	Apple Inc.	4.850%	5/10/53	2,788	2,856
	Apple Inc.	2.550%	8/20/60	3,658	2,410
	Apple Inc.	2.800%	2/8/61	5,242	3,541
	Apple Inc.	2.850%	8/5/61	2,849	1,938
	Apple Inc.	4.100%	8/8/62	415	363
	Applied Materials Inc.	5.100%	10/1/35	1,620	1,646
	Applied Materials Inc.	5.850%	6/15/41	1,580	1,735
	Applied Materials Inc.	4.350%	4/1/47	800	749
	Applied Materials Inc.	2.750%	6/1/50	1,710	1,208
[4]	Broadcom Inc.	3.469%	4/15/34	6,123	5,019
[4]	Broadcom Inc.	3.137%	11/15/35	7,735	5,929
[4]	Broadcom Inc.	3.187%	11/15/36	5,490	4,149
[4]	Broadcom Inc.	4.926%	5/15/37	5,042	4,552
[4]	Broadcom Inc.	3.500%	2/15/41	6,115	4,577
[4]	Broadcom Inc.	3.750%	2/15/51	3,415	2,521
	Cisco Systems Inc.	5.900%	2/15/39	4,502	4,982
	Cisco Systems Inc.	5.500%	1/15/40	3,598	3,821
	Corning Inc.	4.700%	3/15/37	1,150	1,066
	Corning Inc.	5.750%	8/15/40	1,013	1,028
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corning Inc.	4.750%	3/15/42	350	321
	Corning Inc.	5.350%	11/15/48	1,771	1,717
	Corning Inc.	3.900%	11/15/49	660	497
	Corning Inc.	4.375%	11/15/57	1,265	1,029
	Corning Inc.	5.850%	11/15/68	496	475
	Corning Inc.	5.450%	11/15/79	1,509	1,371
	Dell International LLC	8.100%	7/15/36	2,451	2,847
[4]	Dell International LLC	3.375%	12/15/41	2,047	1,444
	Dell International LLC	8.350%	7/15/46	2,151	2,634
[4]	Dell International LLC	3.450%	12/15/51	2,735	1,826
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,865	1,285
	Fidelity National Information Services Inc.	4.500%	8/15/46	366	294
	Fidelity National Information Services Inc.	5.625%	7/15/52	850	802
	Fiserv Inc.	4.400%	7/1/49	4,200	3,533
	Global Payments Inc.	4.150%	8/15/49	2,478	1,852
	Global Payments Inc.	5.950%	8/15/52	840	805
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,366	3,504
	HP Inc.	6.000%	9/15/41	3,005	3,034
	Intel Corp.	4.600%	3/25/40	1,830	1,710
	Intel Corp.	2.800%	8/12/41	1,970	1,405
	Intel Corp.	4.250%	12/15/42	1,255	1,091
	Intel Corp.	5.625%	2/10/43	1,848	1,878
	Intel Corp.	4.900%	7/29/45	1,855	1,821
	Intel Corp.	4.100%	5/19/46	3,670	3,088
	Intel Corp.	4.100%	5/11/47	1,220	1,028
	Intel Corp.	3.734%	12/8/47	4,647	3,614
	Intel Corp.	3.250%	11/15/49	5,030	3,538
	Intel Corp.	4.750%	3/25/50	2,100	1,899
	Intel Corp.	3.050%	8/12/51	3,865	2,591
	Intel Corp.	4.900%	8/5/52	3,655	3,370
	Intel Corp.	5.700%	2/10/53	5,076	5,171
	Intel Corp.	3.100%	2/15/60	2,085	1,334
	Intel Corp.	3.200%	8/12/61	1,365	887
	Intel Corp.	5.050%	8/5/62	2,815	2,594
	Intel Corp.	5.900%	2/10/63	2,640	2,723
	International Business Machines Corp.	4.150%	5/15/39	3,668	3,217
	International Business Machines Corp.	5.600%	11/30/39	1,820	1,868
	International Business Machines Corp.	2.850%	5/15/40	1,195	876
	International Business Machines Corp.	4.000%	6/20/42	2,220	1,875
	International Business Machines Corp.	4.250%	5/15/49	5,958	5,078
	International Business Machines Corp.	2.950%	5/15/50	1,635	1,096
	International Business Machines Corp.	3.430%	2/9/52	1,280	930
	International Business Machines Corp.	5.100%	2/6/53	3,125	3,008
	Juniper Networks Inc.	5.950%	3/15/41	995	969
	KLA Corp.	5.000%	3/15/49	715	693
	KLA Corp.	3.300%	3/1/50	1,125	847
	KLA Corp.	4.950%	7/15/52	2,555	2,515
	KLA Corp.	5.250%	7/15/62	1,585	1,607
	Kyndryl Holdings Inc.	4.100%	10/15/41	865	580
	Lam Research Corp.	4.875%	3/15/49	2,620	2,541
	Lam Research Corp.	2.875%	6/15/50	1,609	1,123
	Lam Research Corp.	3.125%	6/15/60	700	475
	Micron Technology Inc.	5.875%	9/15/33	1,700	1,685
	Micron Technology Inc.	3.366%	11/1/41	1,235	861
	Micron Technology Inc.	3.477%	11/1/51	990	660
	Microsoft Corp.	3.500%	2/12/35	3,323	3,110
	Microsoft Corp.	4.200%	11/3/35	810	802
	Microsoft Corp.	3.450%	8/8/36	4,276	3,899
	Microsoft Corp.	4.100%	2/6/37	2,852	2,769
	Microsoft Corp.	4.500%	10/1/40	2,300	2,306
	Microsoft Corp.	5.300%	2/8/41	598	656
	Microsoft Corp.	3.700%	8/8/46	7,581	6,634
	Microsoft Corp.	4.250%	2/6/47	1,225	1,189
	Microsoft Corp.	2.525%	6/1/50	10,173	7,038
	Microsoft Corp.	2.921%	3/17/52	14,021	10,420
	Microsoft Corp.	3.950%	8/8/56	472	425
	Microsoft Corp.	4.500%	2/6/57	1,500	1,506
	Microsoft Corp.	2.675%	6/1/60	8,277	5,544
	Microsoft Corp.	3.041%	3/17/62	5,383	3,930
	Moody's Corp.	2.750%	8/19/41	1,705	1,196
	Moody's Corp.	5.250%	7/15/44	1,800	1,762

79

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	3.250%	5/20/50	871	617
	Moody's Corp.	3.750%	2/25/52	925	731
	Moody's Corp.	3.100%	11/29/61	675	443
	Nokia OYJ	6.625%	5/15/39	1,095	1,051
	NVIDIA Corp.	3.500%	4/1/40	2,292	1,963
	NVIDIA Corp.	3.500%	4/1/50	3,447	2,800
	NVIDIA Corp.	3.700%	4/1/60	1,282	1,055
	NXP BV	3.250%	5/11/41	2,043	1,484
	NXP BV	3.125%	2/15/42	1,615	1,131
	NXP BV	3.250%	11/30/51	1,125	753
	Oracle Corp.	4.300%	7/8/34	4,091	3,716
	Oracle Corp.	3.900%	5/15/35	2,456	2,117
	Oracle Corp.	3.850%	7/15/36	3,415	2,855
	Oracle Corp.	3.800%	11/15/37	4,121	3,370
	Oracle Corp.	6.500%	4/15/38	1,391	1,485
	Oracle Corp.	6.125%	7/8/39	1,999	2,058
	Oracle Corp.	3.600%	4/1/40	6,185	4,786
	Oracle Corp.	5.375%	7/15/40	4,344	4,146
	Oracle Corp.	3.650%	3/25/41	5,375	4,140
	Oracle Corp.	4.125%	5/15/45	5,110	4,012
	Oracle Corp.	4.000%	7/15/46	8,160	6,273
	Oracle Corp.	4.000%	11/15/47	2,314	1,783
	Oracle Corp.	3.600%	4/1/50	9,705	6,930
	Oracle Corp.	3.950%	3/25/51	6,060	4,576
	Oracle Corp.	6.900%	11/9/52	5,125	5,743
	Oracle Corp.	5.550%	2/6/53	4,725	4,578
	Oracle Corp.	4.375%	5/15/55	3,150	2,532
	Oracle Corp.	3.850%	4/1/60	5,061	3,550
	Oracle Corp.	4.100%	3/25/61	3,925	2,888
	PayPal Holdings Inc.	3.250%	6/1/50	2,507	1,814
	PayPal Holdings Inc.	5.050%	6/1/52	2,225	2,179
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	974
	QUALCOMM Inc.	4.650%	5/20/35	2,198	2,197
	QUALCOMM Inc.	4.800%	5/20/45	3,244	3,136
	QUALCOMM Inc.	4.300%	5/20/47	3,404	3,082
	QUALCOMM Inc.	4.500%	5/20/52	2,175	1,979
	QUALCOMM Inc.	6.000%	5/20/53	2,670	2,985
	S&P Global Inc.	3.250%	12/1/49	2,042	1,532
	S&P Global Inc.	3.700%	3/1/52	1,370	1,122
	S&P Global Inc.	2.300%	8/15/60	1,930	1,118
	S&P Global Inc.	3.900%	3/1/62	810	670
	Salesforce Inc.	2.700%	7/15/41	2,450	1,795
	Salesforce Inc.	2.900%	7/15/51	4,246	2,989
	Salesforce Inc.	3.050%	7/15/61	2,582	1,757
	Texas Instruments Inc.	3.875%	3/15/39	1,799	1,613
	Texas Instruments Inc.	4.150%	5/15/48	2,988	2,714
	Texas Instruments Inc.	2.700%	9/15/51	1,222	848
	Texas Instruments Inc.	5.000%	3/14/53	1,250	1,269
	Texas Instruments Inc.	5.050%	5/18/63	2,513	2,516
	TSMC Arizona Corp.	3.125%	10/25/41	1,995	1,593
	TSMC Arizona Corp.	3.250%	10/25/51	2,255	1,733
	TSMC Arizona Corp.	4.500%	4/22/52	2,050	1,980
	Verisk Analytics Inc.	5.500%	6/15/45	878	840
	Verisk Analytics Inc.	3.625%	5/15/50	1,050	772
					394,182
Utilities (5.8%)
[2]	AEP Texas Inc.	4.150%	5/1/49	690	553
[2]	AEP Texas Inc.	3.450%	1/15/50	1,195	861
	AEP Texas Inc.	3.450%	5/15/51	848	606
	AEP Texas Inc.	5.250%	5/15/52	1,025	974
	AEP Transmission Co. LLC	4.000%	12/1/46	843	706
	AEP Transmission Co. LLC	3.750%	12/1/47	1,295	1,032
	AEP Transmission Co. LLC	4.250%	9/15/48	1,015	875
	AEP Transmission Co. LLC	3.800%	6/15/49	660	524
	AEP Transmission Co. LLC	3.150%	9/15/49	570	404
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	2,060	1,597
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	895	578
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	1,045	936
	AEP Transmission Co. LLC	5.400%	3/15/53	1,830	1,882
	Alabama Power Co.	6.125%	5/15/38	690	740
	Alabama Power Co.	6.000%	3/1/39	897	934
	Alabama Power Co.	3.850%	12/1/42	590	485
	Alabama Power Co.	4.150%	8/15/44	862	717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	3.750%	3/1/45	1,558	1,229
	Alabama Power Co.	4.300%	1/2/46	1,341	1,128
[2]	Alabama Power Co.	3.700%	12/1/47	1,355	1,054
[2]	Alabama Power Co.	4.300%	7/15/48	1,016	865
	Alabama Power Co.	3.450%	10/1/49	1,314	965
	Alabama Power Co.	3.125%	7/15/51	1,067	739
	Alabama Power Co.	3.000%	3/15/52	1,315	891
	Ameren Illinois Co.	4.150%	3/15/46	1,142	958
	Ameren Illinois Co.	3.700%	12/1/47	545	438
	Ameren Illinois Co.	4.500%	3/15/49	1,364	1,237
	Ameren Illinois Co.	3.250%	3/15/50	901	657
	Ameren Illinois Co.	2.900%	6/15/51	644	435
	Ameren Illinois Co.	5.900%	12/1/52	650	711
	American Electric Power Co. Inc.	3.250%	3/1/50	960	656
	American Water Capital Corp.	6.593%	10/15/37	1,404	1,584
	American Water Capital Corp.	4.300%	12/1/42	1,035	912
	American Water Capital Corp.	4.300%	9/1/45	725	619
	American Water Capital Corp.	3.750%	9/1/47	1,476	1,167
	American Water Capital Corp.	4.200%	9/1/48	873	737
	American Water Capital Corp.	4.150%	6/1/49	545	458
	American Water Capital Corp.	3.450%	5/1/50	2,249	1,682
	American Water Capital Corp.	3.250%	6/1/51	1,410	1,027
	Appalachian Power Co.	7.000%	4/1/38	1,428	1,609
	Appalachian Power Co.	4.400%	5/15/44	718	594
	Appalachian Power Co.	4.450%	6/1/45	1,163	961
[2]	Appalachian Power Co.	4.500%	3/1/49	1,021	859
[2]	Appalachian Power Co.	3.700%	5/1/50	1,220	921
	Arizona Public Service Co.	5.050%	9/1/41	577	526
	Arizona Public Service Co.	4.500%	4/1/42	825	701
	Arizona Public Service Co.	4.350%	11/15/45	1,005	808
	Arizona Public Service Co.	3.750%	5/15/46	1,260	930
	Arizona Public Service Co.	4.200%	8/15/48	850	667
	Arizona Public Service Co.	4.250%	3/1/49	632	501
	Arizona Public Service Co.	3.500%	12/1/49	594	416
	Atmos Energy Corp.	5.500%	6/15/41	950	948
	Atmos Energy Corp.	4.150%	1/15/43	1,480	1,276
	Atmos Energy Corp.	4.125%	10/15/44	962	812
	Atmos Energy Corp.	4.300%	10/1/48	620	538
	Atmos Energy Corp.	4.125%	3/15/49	1,054	888
	Atmos Energy Corp.	3.375%	9/15/49	2,200	1,624
	Atmos Energy Corp.	2.850%	2/15/52	1,308	882
	Atmos Energy Corp.	5.750%	10/15/52	1,400	1,489
	Avista Corp.	4.350%	6/1/48	774	668
	Avista Corp.	4.000%	4/1/52	882	702
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	815
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,168	880
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	972	762
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,253	1,062
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,023	738
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	195
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,090	1,110
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,264	3,406
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,319	1,356
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,358	1,262
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,356	1,153
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,991	1,537
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,794	2,357
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,347	1,898
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,420	919
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,116	1,814
	Black Hills Corp.	4.200%	9/15/46	1,045	822
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	870	689
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,454	1,301
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	1,459
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,931	1,681
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,618	1,212
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	875	679

80

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	407	387
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	905	925
	CenterPoint Energy Inc.	3.700%	9/1/49	815	613
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	624
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	512
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	741
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	738
	CMS Energy Corp.	4.875%	3/1/44	1,050	955
	Commonwealth Edison Co.	5.900%	3/15/36	1,165	1,219
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,383
	Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,062
	Commonwealth Edison Co.	4.700%	1/15/44	1,775	1,628
	Commonwealth Edison Co.	3.700%	3/1/45	1,060	839
	Commonwealth Edison Co.	3.650%	6/15/46	2,200	1,720
[2]	Commonwealth Edison Co.	3.750%	8/15/47	1,154	911
	Commonwealth Edison Co.	4.000%	3/1/48	1,676	1,404
	Commonwealth Edison Co.	4.000%	3/1/49	1,800	1,490
[2]	Commonwealth Edison Co.	3.200%	11/15/49	1,782	1,273
	Commonwealth Edison Co.	3.000%	3/1/50	699	484
[2]	Commonwealth Edison Co.	3.125%	3/15/51	1,281	900
[2]	Commonwealth Edison Co.	2.750%	9/1/51	570	370
	Commonwealth Edison Co.	5.300%	2/1/53	1,399	1,428
	Connecticut Light & Power Co.	4.300%	4/15/44	522	454
	Connecticut Light & Power Co.	4.000%	4/1/48	1,975	1,667
	Connecticut Light & Power Co.	5.250%	1/15/53	1,490	1,517
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,385	1,373
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	819	837
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,495	1,575
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,195	1,336
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,150	1,134
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	665	669
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,185	1,015
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,188	968
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,661	1,452
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,199	1,044
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,305	1,013
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,212	952
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,207	1,072
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,020	1,654
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,140	930
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,143	795
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,296	1,429
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,311	1,131
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,280	1,039
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,050	823
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,030	1,704
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	645	471
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,105	699
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,210	876
	Constellation Energy Generation LLC	6.250%	10/1/39	1,735	1,799
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	5.600%	6/15/42	1,881	1,823
	Consumers Energy Co.	3.950%	5/15/43	950	795
	Consumers Energy Co.	3.250%	8/15/46	843	620
	Consumers Energy Co.	3.950%	7/15/47	627	519
	Consumers Energy Co.	4.050%	5/15/48	1,178	993
	Consumers Energy Co.	4.350%	4/15/49	1,159	1,022
	Consumers Energy Co.	3.750%	2/15/50	707	565
	Consumers Energy Co.	3.100%	8/15/50	1,150	813
	Consumers Energy Co.	3.500%	8/1/51	1,421	1,087
	Consumers Energy Co.	2.650%	8/15/52	465	298
	Consumers Energy Co.	4.200%	9/1/52	1,030	883
	Consumers Energy Co.	2.500%	5/1/60	911	522
	Dayton Power & Light Co.	3.950%	6/15/49	823	641
	Delmarva Power & Light Co.	4.150%	5/15/45	713	589
[2]	Dominion Energy Inc.	5.250%	8/1/33	967	953
[2]	Dominion Energy Inc.	5.950%	6/15/35	1,525	1,567
[2]	Dominion Energy Inc.	3.300%	4/15/41	1,649	1,224
[2]	Dominion Energy Inc.	4.900%	8/1/41	1,183	1,061
[2]	Dominion Energy Inc.	4.050%	9/15/42	1,165	928
	Dominion Energy Inc.	4.700%	12/1/44	1,387	1,205
[2]	Dominion Energy Inc.	4.600%	3/15/49	580	498
[2]	Dominion Energy Inc.	4.850%	8/15/52	1,739	1,551
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,050	1,124
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	990	984
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	745	676
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	706	679
[2]	DTE Electric Co.	4.000%	4/1/43	620	519
	DTE Electric Co.	4.300%	7/1/44	510	442
	DTE Electric Co.	3.700%	3/15/45	815	647
	DTE Electric Co.	3.700%	6/1/46	1,675	1,307
	DTE Electric Co.	3.750%	8/15/47	1,012	796
[2]	DTE Electric Co.	4.050%	5/15/48	1,305	1,090
	DTE Electric Co.	3.950%	3/1/49	903	743
	DTE Electric Co.	2.950%	3/1/50	1,027	704
[2]	DTE Electric Co.	3.250%	4/1/51	1,348	974
	DTE Electric Co.	5.400%	4/1/53	1,315	1,362
	Duke Energy Carolinas LLC	6.100%	6/1/37	957	1,002
	Duke Energy Carolinas LLC	6.000%	1/15/38	670	703
	Duke Energy Carolinas LLC	6.050%	4/15/38	744	786
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,473	1,477
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,719	1,490
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,165	965
	Duke Energy Carolinas LLC	3.750%	6/1/45	800	629
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,346	1,071
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,195	935
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,650	2,161
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,905	1,374
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,455	1,067
	Duke Energy Carolinas LLC	5.350%	1/15/53	2,368	2,402
	Duke Energy Carolinas LLC	5.400%	1/15/54	825	840
	Duke Energy Corp.	3.300%	6/15/41	1,846	1,363
	Duke Energy Corp.	3.750%	9/1/46	3,025	2,298
	Duke Energy Corp.	3.950%	8/15/47	1,687	1,305
	Duke Energy Corp.	4.200%	6/15/49	1,590	1,284
	Duke Energy Corp.	3.500%	6/15/51	1,650	1,197
	Duke Energy Corp.	5.000%	8/15/52	2,625	2,402
	Duke Energy Florida LLC	6.350%	9/15/37	1,339	1,449
	Duke Energy Florida LLC	6.400%	6/15/38	1,279	1,404
	Duke Energy Florida LLC	5.650%	4/1/40	1,154	1,194
	Duke Energy Florida LLC	3.400%	10/1/46	1,247	934
	Duke Energy Florida LLC	4.200%	7/15/48	822	700
	Duke Energy Florida LLC	3.000%	12/15/51	1,200	822
	Duke Energy Florida LLC	5.950%	11/15/52	1,085	1,182
	Duke Energy Indiana LLC	6.120%	10/15/35	876	914
	Duke Energy Indiana LLC	6.350%	8/15/38	983	1,069
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,140	1,090
	Duke Energy Indiana LLC	3.750%	5/15/46	1,085	840
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	2,357	1,687
	Duke Energy Indiana LLC	2.750%	4/1/50	855	546
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,214	922
	Duke Energy Ohio Inc.	4.300%	2/1/49	536	449
	Duke Energy Ohio Inc.	5.650%	4/1/53	825	849
	Duke Energy Progress LLC	6.300%	4/1/38	1,186	1,274

81

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	5/15/42	759	642
	Duke Energy Progress LLC	4.100%	3/15/43	1,060	887
	Duke Energy Progress LLC	4.150%	12/1/44	899	748
	Duke Energy Progress LLC	4.200%	8/15/45	2,449	2,040
	Duke Energy Progress LLC	3.700%	10/15/46	767	596
	Duke Energy Progress LLC	3.600%	9/15/47	890	684
	Duke Energy Progress LLC	2.500%	8/15/50	803	500
	Duke Energy Progress LLC	2.900%	8/15/51	1,325	885
	Duke Energy Progress LLC	4.000%	4/1/52	937	760
	Duke Energy Progress LLC	5.350%	3/15/53	1,000	1,007
	El Paso Electric Co.	6.000%	5/15/35	938	947
	El Paso Electric Co.	5.000%	12/1/44	620	550
	Emera US Finance LP	4.750%	6/15/46	2,522	2,046
	Entergy Arkansas LLC	4.200%	4/1/49	677	568
	Entergy Arkansas LLC	2.650%	6/15/51	1,405	878
	Entergy Arkansas LLC	3.350%	6/15/52	815	582
	Entergy Corp.	3.750%	6/15/50	1,490	1,098
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,374
	Entergy Louisiana LLC	4.200%	9/1/48	2,756	2,313
	Entergy Louisiana LLC	4.200%	4/1/50	1,402	1,169
	Entergy Louisiana LLC	2.900%	3/15/51	1,067	703
	Entergy Louisiana LLC	4.750%	9/15/52	550	504
	Entergy Mississippi LLC	3.850%	6/1/49	1,832	1,421
	Entergy Texas Inc.	4.500%	3/30/39	700	630
	Entergy Texas Inc.	3.550%	9/30/49	1,221	906
	Essential Utilities Inc.	4.276%	5/1/49	1,020	828
	Essential Utilities Inc.	3.351%	4/15/50	1,389	969
	Essential Utilities Inc.	5.300%	5/1/52	1,075	1,018
	Evergy Kansas Central Inc.	4.125%	3/1/42	808	680
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	773
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	706
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	383
	Evergy Metro Inc.	5.300%	10/1/41	955	930
	Evergy Metro Inc.	4.200%	6/15/47	632	523
	Evergy Metro Inc.	4.200%	3/15/48	655	542
[2]	Evergy Metro Inc.	4.125%	4/1/49	1,100	898
	Exelon Corp.	5.625%	6/15/35	1,050	1,063
	Exelon Corp.	5.100%	6/15/45	2,213	2,071
	Exelon Corp.	4.450%	4/15/46	2,171	1,849
	Exelon Corp.	4.700%	4/15/50	1,502	1,330
	Exelon Corp.	4.100%	3/15/52	770	622
	Exelon Corp.	5.600%	3/15/53	1,255	1,266
	Florida Power & Light Co.	5.625%	4/1/34	779	821
	Florida Power & Light Co.	4.950%	6/1/35	1,245	1,239
	Florida Power & Light Co.	5.650%	2/1/37	943	986
	Florida Power & Light Co.	5.950%	2/1/38	785	843
	Florida Power & Light Co.	5.960%	4/1/39	955	1,030
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,138
	Florida Power & Light Co.	5.250%	2/1/41	1,010	1,013
	Florida Power & Light Co.	4.050%	6/1/42	1,194	1,032
	Florida Power & Light Co.	3.800%	12/15/42	1,390	1,170
	Florida Power & Light Co.	4.050%	10/1/44	1,122	960
	Florida Power & Light Co.	3.700%	12/1/47	1,680	1,363
	Florida Power & Light Co.	3.950%	3/1/48	2,073	1,747
	Florida Power & Light Co.	4.125%	6/1/48	1,270	1,093
	Florida Power & Light Co.	3.150%	10/1/49	2,077	1,517
	Florida Power & Light Co.	2.875%	12/4/51	1,736	1,199
	Florida Power & Light Co.	5.300%	4/1/53	1,522	1,576
[2]	Georgia Power Co.	4.750%	9/1/40	1,635	1,494
	Georgia Power Co.	4.300%	3/15/42	2,168	1,869
	Georgia Power Co.	4.300%	3/15/43	1,490	1,257
[2]	Georgia Power Co.	3.700%	1/30/50	1,780	1,370
[2]	Georgia Power Co.	3.250%	3/15/51	1,290	907
	Iberdrola International BV	6.750%	7/15/36	1,697	1,917
[2]	Idaho Power Co.	4.200%	3/1/48	863	736
[2]	Idaho Power Co.	5.500%	3/15/53	965	987
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	993
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	569	444
	Indiana Michigan Power Co.	3.250%	5/1/51	1,279	894
	Indiana Michigan Power Co.	5.625%	4/1/53	1,100	1,133
	Interstate Power & Light Co.	6.250%	7/15/39	404	427
	Interstate Power & Light Co.	3.700%	9/15/46	790	594
	Interstate Power & Light Co.	3.100%	11/30/51	1,130	749
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	5.300%	7/1/43	901	846
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	955	905
	Kentucky Utilities Co.	5.125%	11/1/40	1,429	1,370
	Kentucky Utilities Co.	4.375%	10/1/45	1,347	1,131
	Kentucky Utilities Co.	3.300%	6/1/50	920	654
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	777
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,300
	MidAmerican Energy Co.	4.250%	5/1/46	855	719
	MidAmerican Energy Co.	3.950%	8/1/47	1,736	1,405
	MidAmerican Energy Co.	3.650%	8/1/48	2,030	1,563
	MidAmerican Energy Co.	4.250%	7/15/49	2,048	1,742
[2]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,226
	National Grid USA	5.803%	4/1/35	628	637
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	469
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	836
[2]	Nevada Power Co.	6.650%	4/1/36	1,488	1,610
[2]	Nevada Power Co.	6.750%	7/1/37	767	843
[2]	Nevada Power Co.	3.125%	8/1/50	1,105	735
[2]	Nevada Power Co.	5.900%	5/1/53	550	572
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,050	693
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,550	1,496
	NiSource Inc.	5.950%	6/15/41	828	850
	NiSource Inc.	5.250%	2/15/43	1,697	1,628
	NiSource Inc.	4.800%	2/15/44	2,025	1,842
	NiSource Inc.	5.650%	2/1/45	1,040	1,036
	NiSource Inc.	4.375%	5/15/47	1,452	1,243
	NiSource Inc.	3.950%	3/30/48	2,056	1,650
	Northern States Power Co.	6.250%	6/1/36	890	965
	Northern States Power Co.	6.200%	7/1/37	1,465	1,581
	Northern States Power Co.	5.350%	11/1/39	475	481
	Northern States Power Co.	4.125%	5/15/44	1,325	1,132
	Northern States Power Co.	4.000%	8/15/45	1,254	1,024
	Northern States Power Co.	3.600%	9/15/47	1,010	793
	Northern States Power Co.	2.900%	3/1/50	1,605	1,105
	Northern States Power Co.	2.600%	6/1/51	1,156	741
	Northern States Power Co.	3.200%	4/1/52	1,110	795
	Northern States Power Co.	4.500%	6/1/52	1,225	1,105
	Northern States Power Co.	5.100%	5/15/53	1,250	1,232
	NorthWestern Corp.	4.176%	11/15/44	864	718
	NSTAR Electric Co.	5.500%	3/15/40	847	858
	NSTAR Electric Co.	4.400%	3/1/44	1,085	960
	NSTAR Electric Co.	4.950%	9/15/52	1,031	1,006
	Oglethorpe Power Corp.	5.950%	11/1/39	1,440	1,441
	Oglethorpe Power Corp.	5.375%	11/1/40	952	888
	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	826
	Oglethorpe Power Corp.	5.050%	10/1/48	747	662
	Oglethorpe Power Corp.	5.250%	9/1/50	690	641
	Ohio Edison Co.	6.875%	7/15/36	450	496
	Ohio Power Co.	4.150%	4/1/48	785	644
	Ohio Power Co.	4.000%	6/1/49	934	756
[2]	Ohio Power Co.	2.900%	10/1/51	765	508
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	696	570
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	518
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	618	747
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	575	577
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	801
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	673	687
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,020	832
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	702	564
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,204	1,026
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	785
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,780	1,260
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	975	773
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	835	544
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	950	917
[4]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	964
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	745
	ONE Gas Inc.	4.658%	2/1/44	1,230	1,109
	ONE Gas Inc.	4.500%	11/1/48	828	713
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,094	3,183
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,230	916

82

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,225	2,502
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,654	1,179
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,460	1,679
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,262	4,927
	Pacific Gas & Electric Co.	3.500%	8/1/50	3,015	1,923
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,200	972
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,295	3,252
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,725	1,697
	PacifiCorp	5.250%	6/15/35	617	605
	PacifiCorp	6.100%	8/1/36	790	807
	PacifiCorp	6.250%	10/15/37	2,708	2,707
	PacifiCorp	6.350%	7/15/38	1,020	1,024
	PacifiCorp	6.000%	1/15/39	1,307	1,283
	PacifiCorp	4.100%	2/1/42	572	456
	PacifiCorp	4.125%	1/15/49	1,357	1,049
	PacifiCorp	4.150%	2/15/50	1,259	974
	PacifiCorp	3.300%	3/15/51	1,425	976
	PacifiCorp	2.900%	6/15/52	2,148	1,341
	PacifiCorp	5.350%	12/1/53	1,970	1,796
	PacifiCorp	5.500%	5/15/54	1,175	1,102
	PECO Energy Co.	5.950%	10/1/36	590	621
	PECO Energy Co.	4.150%	10/1/44	833	704
	PECO Energy Co.	3.700%	9/15/47	998	790
	PECO Energy Co.	3.900%	3/1/48	1,065	878
	PECO Energy Co.	3.000%	9/15/49	1,075	747
	PECO Energy Co.	3.050%	3/15/51	555	384
	PECO Energy Co.	2.850%	9/15/51	745	494
	PECO Energy Co.	4.600%	5/15/52	870	798
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	486
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	733	529
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,020	698
	Potomac Electric Power Co.	6.500%	11/15/37	1,270	1,413
	Potomac Electric Power Co.	4.150%	3/15/43	1,410	1,219
	PPL Electric Utilities Corp.	5.000%	5/15/33	1,000	1,003
	PPL Electric Utilities Corp.	6.250%	5/15/39	1,037	1,138
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,110	946
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	527
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,622
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,540	1,569
	Progress Energy Inc.	6.000%	12/1/39	965	974
[2]	Public Service Co. of Colorado	6.250%	9/1/37	986	1,056
	Public Service Co. of Colorado	6.500%	8/1/38	551	603
	Public Service Co. of Colorado	3.600%	9/15/42	490	387
	Public Service Co. of Colorado	4.300%	3/15/44	665	575
	Public Service Co. of Colorado	3.800%	6/15/47	1,220	957
	Public Service Co. of Colorado	4.100%	6/15/48	1,244	1,016
	Public Service Co. of Colorado	4.050%	9/15/49	1,256	1,020
[2]	Public Service Co. of Colorado	2.700%	1/15/51	859	546
[2]	Public Service Co. of Colorado	4.500%	6/1/52	935	815
	Public Service Co. of Colorado	5.250%	4/1/53	1,549	1,487
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,363
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	639
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	754
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	596
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	595	481
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,817	1,470
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,056	831
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,200	1,020
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,150	943
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	897	664
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	886	593
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	669	395
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,140	1,151
	Puget Sound Energy Inc.	6.274%	3/15/37	552	586
	Puget Sound Energy Inc.	5.757%	10/1/39	800	815
	Puget Sound Energy Inc.	5.795%	3/15/40	900	912
	Puget Sound Energy Inc.	5.638%	4/15/41	540	544
	Puget Sound Energy Inc.	4.300%	5/20/45	774	648
	Puget Sound Energy Inc.	4.223%	6/15/48	996	842
	Puget Sound Energy Inc.	3.250%	9/15/49	1,211	861
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	456
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	859
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	705
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,055	880
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	870
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	814
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,175	1,167
	Sempra Energy	3.800%	2/1/38	1,904	1,577
	Sempra Energy	6.000%	10/15/39	1,204	1,229
	Sempra Energy	4.000%	2/1/48	1,862	1,448
	Southern California Edison Co.	6.000%	1/15/34	1,385	1,436
[2]	Southern California Edison Co.	5.750%	4/1/35	1,218	1,237
[2]	Southern California Edison Co.	5.350%	7/15/35	1,235	1,207
	Southern California Edison Co.	5.625%	2/1/36	878	870
[2]	Southern California Edison Co.	5.550%	1/15/37	901	883
[2]	Southern California Edison Co.	5.950%	2/1/38	1,295	1,333
	Southern California Edison Co.	6.050%	3/15/39	1,025	1,063
	Southern California Edison Co.	5.500%	3/15/40	995	977
	Southern California Edison Co.	4.500%	9/1/40	1,677	1,463
	Southern California Edison Co.	4.050%	3/15/42	1,339	1,084
[2]	Southern California Edison Co.	3.900%	3/15/43	886	702
	Southern California Edison Co.	4.650%	10/1/43	2,395	2,096
[2]	Southern California Edison Co.	3.600%	2/1/45	1,620	1,186
	Southern California Edison Co.	4.000%	4/1/47	1,525	1,215
[2]	Southern California Edison Co.	4.125%	3/1/48	1,711	1,391
[2]	Southern California Edison Co.	4.875%	3/1/49	1,061	952
	Southern California Edison Co.	3.650%	2/1/50	1,050	785
[2]	Southern California Edison Co.	2.950%	2/1/51	1,235	808
[2]	Southern California Edison Co.	3.650%	6/1/51	1,100	818
	Southern California Edison Co.	3.450%	2/1/52	1,660	1,188
[2]	Southern California Edison Co.	5.450%	6/1/52	735	715
	Southern California Edison Co.	5.700%	3/1/53	800	802
	Southern California Gas Co.	5.125%	11/15/40	571	548
	Southern California Gas Co.	3.750%	9/15/42	1,460	1,145
[2]	Southern California Gas Co.	4.125%	6/1/48	965	777
[2]	Southern California Gas Co.	4.300%	1/15/49	1,315	1,102
[2]	Southern California Gas Co.	3.950%	2/15/50	744	582
	Southern California Gas Co.	6.350%	11/15/52	1,250	1,385
	Southern California Gas Co.	5.750%	6/1/53	1,000	1,014
	Southern Co.	4.250%	7/1/36	2,025	1,804
	Southern Co.	4.400%	7/1/46	3,472	2,976
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,487	1,496
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	980	809
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,240	957
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,460	1,213
	Southern Power Co.	5.150%	9/15/41	1,066	997
	Southern Power Co.	5.250%	7/15/43	746	685
[2]	Southern Power Co.	4.950%	12/15/46	844	738
	Southwest Gas Corp.	3.800%	9/29/46	760	556
	Southwest Gas Corp.	4.150%	6/1/49	815	634
	Southwestern Electric Power Co.	6.200%	3/15/40	970	996
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	985	752
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	840	631
	Southwestern Electric Power Co.	3.250%	11/1/51	1,363	915
	Southwestern Public Service Co.	4.500%	8/15/41	996	865
	Southwestern Public Service Co.	3.400%	8/15/46	610	441
	Southwestern Public Service Co.	3.700%	8/15/47	610	466
[2]	Southwestern Public Service Co.	4.400%	11/15/48	540	461
[2]	Southwestern Public Service Co.	3.150%	5/1/50	1,181	822
	Tampa Electric Co.	4.100%	6/15/42	665	565
	Tampa Electric Co.	4.350%	5/15/44	930	784
	Tampa Electric Co.	4.300%	6/15/48	1,050	877
	Tampa Electric Co.	4.450%	6/15/49	900	761
	Tampa Electric Co.	3.625%	6/15/50	1,050	780
	Tampa Electric Co.	3.450%	3/15/51	1,110	796
	Toledo Edison Co.	6.150%	5/15/37	617	641
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	897
	Tucson Electric Power Co.	4.000%	6/15/50	600	470
	Tucson Electric Power Co.	5.500%	4/15/53	800	797
	Union Electric Co.	5.300%	8/1/37	504	499
	Union Electric Co.	8.450%	3/15/39	710	934
	Union Electric Co.	3.900%	9/15/42	921	751
	Union Electric Co.	3.650%	4/15/45	1,101	853
	Union Electric Co.	4.000%	4/1/48	1,518	1,244
	Union Electric Co.	3.250%	10/1/49	811	573
	Union Electric Co.	2.625%	3/15/51	1,562	1,001

83

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	3.900%	4/1/52	555	452
	Union Electric Co.	5.450%	3/15/53	1,190	1,214
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	1,302	1,359
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	2,293	2,378
	Virginia Electric & Power Co.	6.350%	11/30/37	1,781	1,888
	Virginia Electric & Power Co.	4.000%	1/15/43	1,648	1,361
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	1,342	1,188
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	1,124	923
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	1,220	970
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	1,933	1,509
	Virginia Electric & Power Co.	4.600%	12/1/48	1,225	1,089
	Virginia Electric & Power Co.	3.300%	12/1/49	1,092	784
	Virginia Electric & Power Co.	2.450%	12/15/50	2,372	1,425
	Virginia Electric & Power Co.	2.950%	11/15/51	2,062	1,378
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	1,535	1,357
	Virginia Electric & Power Co.	5.450%	4/1/53	1,390	1,395
[2]	Washington Gas Light Co.	3.796%	9/15/46	895	690
[2]	Washington Gas Light Co.	3.650%	9/15/49	955	715
	Wisconsin Electric Power Co.	5.700%	12/1/36	475	481
	Wisconsin Electric Power Co.	4.300%	10/15/48	536	463
	Wisconsin Power & Light Co.	6.375%	8/15/37	540	577
	Wisconsin Power & Light Co.	3.650%	4/1/50	570	430
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	494
	Wisconsin Public Service Corp.	4.752%	11/1/44	909	820
	Wisconsin Public Service Corp.	2.850%	12/1/51	970	642
	Xcel Energy Inc.	6.500%	7/1/36	577	617
	Xcel Energy Inc.	3.500%	12/1/49	1,106	803
					532,017
Total Corporate Bonds (Cost $5,087,521)					4,284,510
Sovereign Bonds (3.3%)
	Equinor ASA	3.625%	4/6/40	2,045	1,715
	Equinor ASA	5.100%	8/17/40	305	306
	Equinor ASA	4.250%	11/23/41	2,165	1,943
	Equinor ASA	3.950%	5/15/43	2,762	2,373
	Equinor ASA	4.800%	11/8/43	905	866
	Equinor ASA	3.250%	11/18/49	3,220	2,418
	Equinor ASA	3.700%	4/6/50	1,593	1,296
	European Investment Bank	4.875%	2/15/36	3,852	4,137
	Export-Import Bank of Korea	2.500%	6/29/41	1,065	789
[2]	Inter-American Development Bank	3.875%	10/28/41	1,840	1,732
	Inter-American Development Bank	3.200%	8/7/42	1,635	1,392
	Inter-American Development Bank	4.375%	1/24/44	1,480	1,481
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	1,175	1,231
[6]	KFW	0.000%	4/18/36	6,265	3,723
[6]	KFW	0.000%	6/29/37	4,559	2,573
[2]	Oriental Republic of Uruguay	5.750%	10/28/34	2,723	2,951
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	1,284	1,583
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	1,253	1,138
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	8,062	8,052
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	5,203	5,080
	Province of British Columbia	7.250%	9/1/36	665	855
[2]	Republic of Chile	2.550%	7/27/33	4,411	3,607
[2]	Republic of Chile	3.500%	1/31/34	3,460	3,051
[2,5]	Republic of Chile	4.950%	1/5/36	3,200	3,163
[2]	Republic of Chile	3.100%	5/7/41	5,370	4,047
[2]	Republic of Chile	4.340%	3/7/42	4,961	4,411
[2]	Republic of Chile	3.500%	1/25/50	4,305	3,239
[2]	Republic of Chile	4.000%	1/31/52	3,260	2,664
[2,5]	Republic of Chile	5.330%	1/5/54	2,200	2,188
[2]	Republic of Chile	3.100%	1/22/61	3,950	2,585
[2]	Republic of Chile	3.250%	9/21/71	2,260	1,472
	Republic of Hungary	7.625%	3/29/41	3,333	3,770
	Republic of Indonesia	4.350%	1/11/48	3,510	3,114
	Republic of Indonesia	5.350%	2/11/49	2,307	2,331
	Republic of Indonesia	3.700%	10/30/49	2,385	1,902
	Republic of Indonesia	3.500%	2/14/50	2,245	1,713
	Republic of Indonesia	4.200%	10/15/50	3,425	2,925
	Republic of Indonesia	3.050%	3/12/51	2,217	1,626
[2]	Republic of Indonesia	4.300%	3/31/52	2,310	1,995
[2]	Republic of Indonesia	5.450%	9/20/52	1,035	1,055
[2]	Republic of Indonesia	5.650%	1/11/53	955	1,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Indonesia	3.200%	9/23/61	1,361	929
	Republic of Indonesia	4.450%	4/15/70	2,326	1,981
	Republic of Indonesia	3.350%	3/12/71	1,635	1,130
	Republic of Italy	5.375%	6/15/33	1,725	1,718
	Republic of Italy	4.000%	10/17/49	4,923	3,698
	Republic of Italy	3.875%	5/6/51	6,300	4,566
	Republic of Korea	4.125%	6/10/44	2,588	2,450
	Republic of Korea	3.875%	9/20/48	569	510
[2]	Republic of Panama	6.400%	2/14/35	4,995	5,214
[2]	Republic of Panama	6.700%	1/26/36	3,252	3,479
[2]	Republic of Panama	4.500%	5/15/47	1,445	1,151
[2]	Republic of Panama	4.500%	4/16/50	5,387	4,178
[2]	Republic of Panama	4.300%	4/29/53	3,328	2,478
[2]	Republic of Panama	6.853%	3/28/54	2,060	2,151
[2]	Republic of Panama	4.500%	4/1/56	5,380	4,030
[2]	Republic of Panama	3.870%	7/23/60	5,360	3,546
[2]	Republic of Panama	4.500%	1/19/63	3,150	2,305
	Republic of Peru	8.750%	11/21/33	3,335	4,221
[2]	Republic of Peru	3.000%	1/15/34	5,858	4,861
[2]	Republic of Peru	6.550%	3/14/37	2,267	2,541
[2]	Republic of Peru	3.300%	3/11/41	1,820	1,400
	Republic of Peru	5.625%	11/18/50	5,931	6,082
[2]	Republic of Peru	3.550%	3/10/51	2,290	1,711
[2]	Republic of Peru	2.780%	12/1/60	3,990	2,430
[2]	Republic of Peru	3.600%	1/15/72	2,800	1,900
[2]	Republic of Peru	3.230%	7/28/21	1,967	1,186
[2]	Republic of Poland	4.875%	10/4/33	5,050	4,960
[2]	Republic of Poland	5.500%	4/4/53	4,935	4,981
	Republic of the Philippines	5.000%	7/17/33	2,885	2,934
	Republic of the Philippines	6.375%	10/23/34	3,408	3,806
	Republic of the Philippines	5.000%	1/13/37	2,635	2,632
	Republic of the Philippines	3.950%	1/20/40	4,839	4,203
	Republic of the Philippines	3.700%	3/1/41	2,745	2,280
	Republic of the Philippines	3.700%	2/2/42	4,090	3,394
	Republic of the Philippines	2.950%	5/5/45	2,796	2,009
	Republic of the Philippines	2.650%	12/10/45	2,922	1,973
	Republic of the Philippines	3.200%	7/6/46	4,630	3,432
	Republic of the Philippines	4.200%	3/29/47	1,900	1,639
	Republic of the Philippines	5.950%	10/13/47	1,495	1,638
	Republic of the Philippines	5.500%	1/17/48	2,750	2,856
	State of Israel	4.500%	1/30/43	3,408	3,130
	State of Israel	4.125%	1/17/48	2,025	1,734
	State of Israel	3.375%	1/15/50	4,152	3,126
	State of Israel	3.875%	7/3/50	4,085	3,362
	State of Israel	4.500%	4/3/20	1,688	1,365
[2]	United Mexican States	3.500%	2/12/34	6,290	5,272
[2]	United Mexican States	6.750%	9/27/34	3,235	3,516
[2]	United Mexican States	6.350%	2/9/35	6,565	6,910
	United Mexican States	6.050%	1/11/40	5,461	5,546
[2]	United Mexican States	4.280%	8/14/41	5,335	4,412
[2]	United Mexican States	4.750%	3/8/44	8,314	7,136
	United Mexican States	5.550%	1/21/45	5,192	4,962
	United Mexican States	4.600%	1/23/46	4,691	3,908
	United Mexican States	4.350%	1/15/47	2,179	1,749
	United Mexican States	4.600%	2/10/48	2,996	2,471
[2]	United Mexican States	4.500%	1/31/50	4,010	3,273
[2]	United Mexican States	5.000%	4/27/51	5,117	4,445
[2]	United Mexican States	4.400%	2/12/52	4,675	3,694
[2]	United Mexican States	6.338%	5/4/53	5,255	5,365
[2]	United Mexican States	3.771%	5/24/61	6,052	4,120
[2]	United Mexican States	5.750%	10/12/10	5,271	4,711
Total Sovereign Bonds (Cost $344,490)					298,282
Taxable Municipal Bonds (2.5%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	579
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	829
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	842
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	813

84

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	425
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,718
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	789
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,706
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,900
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,163
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	532
Broward County FL Airport System Revenue	3.477%	10/1/43	745	610
California GO	7.500%	4/1/34	3,385	4,122
California GO	4.600%	4/1/38	1,350	1,294
California GO	7.550%	4/1/39	6,020	7,584
California GO	7.300%	10/1/39	3,305	3,991
California GO	7.350%	11/1/39	2,550	3,102
California GO	7.625%	3/1/40	2,365	2,973
California GO	7.600%	11/1/40	3,710	4,736
California GO	5.200%	3/1/43	500	494
California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	184
California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,206
California State University Systemwide Revenue	3.899%	11/1/47	200	175
California State University Systemwide Revenue	2.897%	11/1/51	650	470
California State University Systemwide Revenue	2.975%	11/1/51	1,385	996
California State University Systemwide Revenue	2.719%	11/1/52	725	507
California State University Systemwide Revenue	2.939%	11/1/52	725	509
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	840
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	460
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,332
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	744
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	280
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	658
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,870	4,386
Clark County NV Airport System Revenue	6.820%	7/1/45	800	974
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	896
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	833
Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	502
Cook County IL GO	6.229%	11/15/34	925	1,003
Dallas County TX Hospital District GO	5.621%	8/15/44	850	910
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,194
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,019
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	811
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,510
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	800
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	491
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,055
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	459
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	577
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	529
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	372
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,042
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	672
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	934
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	962
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,085	2,380
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,927	2,207
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	519	549
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	402
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	488
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	408
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	778
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	569
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	601
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	870	801
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,083
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	896
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,470
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	464
	Houston TX GO	3.961%	3/1/47	1,135	1,006
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	291
	Illinois GO	6.630%	2/1/35	757	790
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	859
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	689
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,031
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	559
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	760
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	769
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	432
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,485
[9]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	439

85

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	618
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,477
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,145
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,079
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,335
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,104
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	879
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	705
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,323
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	3,200	3,264
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	911
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	563
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	394
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	906
Massachusetts GO	2.663%	9/1/39	987	788
Massachusetts GO	5.456%	12/1/39	1,485	1,563
Massachusetts GO	2.813%	9/1/43	845	630
Massachusetts GO	2.900%	9/1/49	580	414
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,081
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	794
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	922
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	468
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	771
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	937
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,434
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	489
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	301
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	947
Michigan State University Revenue	4.165%	8/15/22	1,000	789
Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	536
Mississippi GO	5.245%	11/1/34	700	720
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	765
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	464
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	925
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	796
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,086
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,459
New York City NY GO	5.517%	10/1/37	775	812
New York City NY GO	6.271%	12/1/37	750	835
New York City NY GO	5.263%	10/1/52	300	318
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	647
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	750
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	681
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	605
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,001
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,106
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	600	630
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	728
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	891
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	806
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	785
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	476
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,100	1,913
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,853
New York State Dormitory Authority Revenue	3.142%	7/1/43	370	300
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	786
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,906
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	816
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	600	471
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	537
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	916
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	724
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,098
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	189

86

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,999
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,243
Ohio State University General Receipts Revenue	3.798%	12/1/46	650	540
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	800
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	714
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	931
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,097
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	857
Pennsylvania State University Revenue	2.790%	9/1/43	750	571
Pennsylvania State University Revenue	2.840%	9/1/50	780	560
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	971
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	447
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	940
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	768
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	978
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	877
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	594
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	600
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,719
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	638
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,145	3,786
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	1,021
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	439
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	806
Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	493
Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	698
Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	319
Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	508
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	998
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	583
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	604
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,107
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	819
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	599
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	705
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	866
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,327
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,127
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	690
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	895
	Texas GO	5.517%	4/1/39	2,165	2,320
	Texas GO	3.211%	4/1/44	1,300	1,057
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,525	2,534
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,396
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,235
	Texas Transportation Commission GO	4.681%	4/1/40	450	454
	Texas Transportation Commission GO	2.562%	4/1/42	660	502
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	708
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	650
[9]	Tucson City AZ COP	2.856%	7/1/47	725	531
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,254
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	788
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	1,002
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	700	650
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,095
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	378
	University of California Revenue	5.770%	5/15/43	980	1,060
	University of California Revenue	5.946%	5/15/45	600	654
	University of California Revenue	3.071%	5/15/51	1,000	706
	University of California Revenue	4.858%	5/15/12	1,440	1,279
	University of California Revenue	4.767%	5/15/15	1,200	1,046
	University of Michigan Revenue	2.437%	4/1/40	905	683
	University of Michigan Revenue	2.562%	4/1/50	500	336
	University of Michigan Revenue	3.504%	4/1/52	600	483
	University of Michigan Revenue	3.504%	4/1/52	500	403
	University of Michigan Revenue	4.454%	4/1/22	2,300	1,993
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	595
[8]	University of Oregon Revenue	3.424%	3/1/60	650	483
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	497
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,084
	University of Texas Financing System Revenue	3.354%	8/15/47	800	644
	University of Texas Financing System Revenue	2.439%	8/15/49	600	397
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	560
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	759
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,040
	University of Virginia Revenue	4.179%	9/1/17	975	792
	Washington GO	5.140%	8/1/40	860	875
[9]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	57
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	811
Total Taxable Municipal Bonds (Cost $241,590)					230,087

87

Long-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[10]	Vanguard Market Liquidity Fund (Cost $43,595)	5.150%	436,034	43,594
Total Investments (99.0%) (Cost $10,772,862)				9,001,033
Other Assets and Liabilities—Net (1.0%)				86,987
Net Assets (100%)				9,088,020
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $54,392,000, representing 0.6% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
88

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,729,267)	8,957,439
Affiliated Issuers (Cost $43,595)	43,594
Total Investments in Securities	9,001,033
Investment in Vanguard	307
Cash	30
Cash Collateral Received for ETF Capital Activity	9,966
Receivables for Investment Securities Sold	43,571
Receivables for Accrued Income	97,471
Receivables for Capital Shares Issued	896
Other Assets	9
Total Assets	9,153,283
Liabilities
Payables for Investment Securities Purchased	48,592
Collateral for ETF Capital Activity	9,966
Payables for Capital Shares Redeemed	5,592
Payables for Distributions	937
Payables to Vanguard	176
Total Liabilities	65,263
Net Assets	9,088,020
At June 30, 2023, net assets consisted of:

Paid-in Capital	11,447,696
Total Distributable Earnings (Loss)	(2,359,676)
Net Assets	9,088,020

ETF Shares—Net Assets
Applicable to 78,200,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,838,148
Net Asset Value Per Share—ETF Shares	$74.66

Admiral Shares—Net Assets
Applicable to 170,246,801 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,923,634
Net Asset Value Per Share—Admiral Shares	$11.30

Institutional Shares—Net Assets
Applicable to 84,999,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	960,409
Net Asset Value Per Share—Institutional Shares	$11.30

Institutional Plus Shares—Net Assets
Applicable to 32,377,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	365,829
Net Asset Value Per Share—Institutional Plus Shares	$11.30

See accompanying Notes, which are an integral part of the Financial Statements.
89

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	171,377
Total Income	171,377
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—ETF Shares	624
Management and Administrative—Admiral Shares	575
Management and Administrative—Institutional Shares	209
Management and Administrative—Institutional Plus Shares	62
Marketing and Distribution—ETF Shares	160
Marketing and Distribution—Admiral Shares	42
Marketing and Distribution—Institutional Shares	16
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	29
Shareholders’ Reports—ETF Shares	160
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	19
Total Expenses	2,012
Net Investment Income	169,365
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(184,772)
Futures Contracts	655
Realized Net Gain (Loss)	(184,117)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	360,751
Futures Contracts	(222)
Change in Unrealized Appreciation (Depreciation)	360,529
Net Increase (Decrease) in Net Assets Resulting from Operations	345,777
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $697,000, ($4,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($7,211,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
90

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	169,365	306,752
Realized Net Gain (Loss)	(184,117)	(408,430)
Change in Unrealized Appreciation (Depreciation)	360,529	(2,907,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	345,777	(3,009,376)
Distributions
ETF Shares	(83,976)	(168,531)
Admiral Shares	(38,906)	(79,625)
Institutional Shares	(19,671)	(41,305)
Institutional Plus Shares	(7,426)	(27,818)
Total Distributions	(149,979)	(317,279)
Capital Share Transactions
ETF Shares	1,514,026	(313,580)
Admiral Shares	(12,752)	(117,312)
Institutional Shares	(30,142)	(105,658)
Institutional Plus Shares	(1,057)	(369,816)
Net Increase (Decrease) from Capital Share Transactions	1,470,075	(906,366)
Total Increase (Decrease)	1,665,873	(4,233,021)
Net Assets
Beginning of Period	7,422,147	11,655,168
End of Period	9,088,020	7,422,147

See accompanying Notes, which are an integral part of the Financial Statements.
91

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$72.35	$103.14	$109.58	$99.92	$87.08	$94.91
Investment Operations
Net Investment Income[1]	1.509	2.916	2.966	3.242	3.445	3.461
Net Realized and Unrealized Gain (Loss) on Investments	2.032[2]	(30.687)[2]	(5.939)[2]	12.817	12.976	(7.728)
Total from Investment Operations	3.541	(27.771)	(2.973)	16.059	16.421	(4.267)
Distributions
Dividends from Net Investment Income	(1.231)	(2.915)	(2.955)	(3.236)	(3.409)	(3.420)
Distributions from Realized Capital Gains	—	(.104)	(.512)	(3.163)	(.172)	(.143)
Total Distributions	(1.231)	(3.019)	(3.467)	(6.399)	(3.581)	(3.563)
Net Asset Value, End of Period	$74.66	$72.35	$103.14	$109.58	$99.92	$87.08
Total Return	4.88%	-27.20%	-2.63%	16.24%	19.09%	-4.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,838	$4,218	$6,271	$5,808	$4,357	$2,708
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.05%	3.54%	2.88%	2.96%	3.58%	3.93%
Portfolio Turnover Rate[4]	13%	25%	30%	48%	33%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,			February 7, 2019[1] to December 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.227	.439	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	.310	(4.664)	(.902)	1.950	1.728
Total from Investment Operations	.537	(4.225)	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.227)	(.439)	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.227)	(.455)	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$11.30	$10.99	$15.67	$16.65	$15.18
Total Return[3]	4.88%	-27.22%	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,924	$1,884	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%	0.07%	0.07%[5]
Ratio of Net Investment Income to Average Net Assets	4.02%	3.52%	2.86%	2.95%	3.44%[5]
Portfolio Turnover Rate[6]	13%	25%	30%	48%	33%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
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Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.23	$14.42
Investment Operations
Net Investment Income[1]	.228	.442	.449	.494	.525	.529
Net Realized and Unrealized Gain (Loss) on Investments	.310	(4.665)	(.902)	1.949	1.975	(1.169)
Total from Investment Operations	.538	(4.223)	(.453)	2.443	2.500	(.640)
Distributions
Dividends from Net Investment Income	(.228)	(.441)	(.449)	(.493)	(.524)	(.528)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)	(.022)
Total Distributions	(.228)	(.457)	(.527)	(.973)	(.550)	(.550)
Net Asset Value, End of Period	$11.30	$10.99	$15.67	$16.65	$15.18	$13.23
Total Return	4.89%[2]	-27.20%[2]	-2.64%[2]	16.25%[2]	19.12%[2]	-4.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$960	$963	$1,501	$1,649	$2,097	$2,706
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.04%	3.53%	2.88%	2.98%	3.64%	3.95%
Portfolio Turnover Rate[4]	13%	25%	30%	48%	33%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.23	$14.42
Investment Operations
Net Investment Income[1]	.229	.442	.452	.498	.526	.530
Net Realized and Unrealized Gain (Loss) on Investments	.310	(4.664)	(.903)	1.947	1.975	(1.168)
Total from Investment Operations	.539	(4.222)	(.451)	2.445	2.501	(.638)
Distributions
Dividends from Net Investment Income	(.229)	(.442)	(.451)	(.495)	(.525)	(.530)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)	(.022)
Total Distributions	(.229)	(.458)	(.529)	(.975)	(.551)	(.552)
Net Asset Value, End of Period	$11.30	$10.99	$15.67	$16.65	$15.18	$13.23
Total Return	4.90%[2]	-27.20%[2]	-2.63%[2]	16.26%[2]	19.14%[2]	-4.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$357	$1,052	$1,362	$2,960	$2,972
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.05%	3.50%	2.90%	3.02%	3.63%	3.96%
Portfolio Turnover Rate[4]	13%	25%	30%	48%	33%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2023.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or
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Long-Term Bond Index Fund
less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $307,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Long-Term Bond Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,144,560	—	4,144,560
Corporate Bonds	—	4,284,510	—	4,284,510
Sovereign Bonds	—	298,282	—	298,282
Taxable Municipal Bonds	—	230,087	—	230,087
Temporary Cash Investments	43,594	—	—	43,594
Total	43,594	8,957,439	—	9,001,033
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,804,270
Gross Unrealized Appreciation	40,341
Gross Unrealized Depreciation	(1,843,578)
Net Unrealized Appreciation (Depreciation)	(1,803,237)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $394,661,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $2,184,649,000 of investment securities and sold $787,300,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $697,035,000 and $633,801,000, respectively. Purchases and sales include $1,767,527,000 and $278,491,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $0 and sales were $14,876,000, resulting in net realized gain of $253,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
96

Long-Term Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,796,420	23,700	1,074,327	12,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(282,394)	(3,800)	(1,387,907)	(15,400)
Net Increase (Decrease)—ETF Shares	1,514,026	19,900	(313,580)	(2,500)
Admiral Shares
Issued[1]	82,713	7,198	204,946	16,262
Issued in Lieu of Cash Distributions	33,659	2,945	68,741	5,608
Redeemed	(129,124)	(11,347)	(390,999)	(31,073)
Net Increase (Decrease)—Admiral Shares	(12,752)	(1,204)	(117,312)	(9,203)
Institutional Shares
Issued[1]	30,652	2,686	150,009	12,507
Issued in Lieu of Cash Distributions	19,025	1,665	39,017	3,182
Redeemed	(79,819)	(7,013)	(294,684)	(23,836)
Net Increase (Decrease)—Institutional Shares	(30,142)	(2,662)	(105,658)	(8,147)
Institutional Plus Shares
Issued[1]	2,193	195	2,003	139
Issued in Lieu of Cash Distributions	7,426	650	27,319	2,199
Redeemed	(10,676)	(929)	(399,138)	(37,051)
Net Increase (Decrease)—Institutional Plus Shares	(1,057)	(84)	(369,816)	(34,713)
1	Includes purchase fees for fiscal 2023 and 2022 of $604,000 and $1,435,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
97

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
98

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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Vanguard Marketing Corporation, Distributor.
Q3142 082023

Semiannual Report  |  June 30, 2023
Vanguard Total Bond Market Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	98
Liquidity Risk Management	99

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,021.80	$0.75
ETF Shares	1,000.00	1,022.80	0.15
Admiral™ Shares	1,000.00	1,022.30	0.25
Institutional Shares	1,000.00	1,022.40	0.18
Institutional Plus Shares	1,000.00	1,022.40	0.15
Institutional Select Shares	1,000.00	1,022.50	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.65	0.15
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.62	0.18
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.75	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Fund
Fund Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	27.1
Sovereign Bonds	3.6
Taxable Municipal Bonds	0.6
U.S. Government and Agency Obligations	66.3
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.8%)
U.S. Government Securities (44.6%)
	United States Treasury Note/Bond	1.750%	6/30/24	69,464	66,989
	United States Treasury Note/Bond	0.375%	7/15/24	447,397	424,887
	United States Treasury Note/Bond	1.750%	7/31/24	416,839	400,882
	United States Treasury Note/Bond	2.125%	7/31/24	254,850	246,129
	United States Treasury Note/Bond	3.000%	7/31/24	206,740	201,507
	United States Treasury Note/Bond	0.375%	8/15/24	480,000	454,125
	United States Treasury Note/Bond	2.375%	8/15/24	655,975	634,758
	United States Treasury Note/Bond	1.250%	8/31/24	409,889	390,867
	United States Treasury Note/Bond	1.875%	8/31/24	306,793	294,761
	United States Treasury Note/Bond	3.250%	8/31/24	384,681	375,485
	United States Treasury Note/Bond	0.375%	9/15/24	390,820	368,348
	United States Treasury Note/Bond	1.500%	9/30/24	304,503	290,515
	United States Treasury Note/Bond	2.125%	9/30/24	482,058	463,529
	United States Treasury Note/Bond	4.250%	9/30/24	859,015	847,740
	United States Treasury Note/Bond	0.625%	10/15/24	631,945	595,312
	United States Treasury Note/Bond	1.500%	10/31/24	812,796	773,299
	United States Treasury Note/Bond	2.250%	10/31/24	282,595	271,556
	United States Treasury Note/Bond	4.375%	10/31/24	861,960	851,455
	United States Treasury Note/Bond	0.750%	11/15/24	50,701	47,683
	United States Treasury Note/Bond	2.250%	11/15/24	531,889	510,613
	United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,362
[1]	United States Treasury Note/Bond	1.500%	11/30/24	1,229,766	1,167,509
	United States Treasury Note/Bond	2.125%	11/30/24	1,106,025	1,059,192
	United States Treasury Note/Bond	4.500%	11/30/24	508,574	503,170
	United States Treasury Note/Bond	1.000%	12/15/24	667,621	628,294
	United States Treasury Note/Bond	1.750%	12/31/24	438,703	417,042
	United States Treasury Note/Bond	2.250%	12/31/24	464,650	444,902
	United States Treasury Note/Bond	4.250%	12/31/24	553,394	545,698
	United States Treasury Note/Bond	1.125%	1/15/25	576,640	542,222
	United States Treasury Note/Bond	1.375%	1/31/25	261,760	246,832
	United States Treasury Note/Bond	2.500%	1/31/25	212,880	204,265
	United States Treasury Note/Bond	4.125%	1/31/25	1,129,597	1,111,947
	United States Treasury Note/Bond	1.500%	2/15/25	632,985	597,479
	United States Treasury Note/Bond	2.000%	2/15/25	741,514	705,597
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,189
	United States Treasury Note/Bond	1.125%	2/28/25	173,361	162,499
	United States Treasury Note/Bond	2.750%	2/28/25	411,051	395,958
	United States Treasury Note/Bond	4.625%	2/28/25	984,945	977,404
	United States Treasury Note/Bond	1.750%	3/15/25	551,990	522,062
	United States Treasury Note/Bond	0.500%	3/31/25	9,630	8,908
	United States Treasury Note/Bond	2.625%	3/31/25	196,581	188,656
	United States Treasury Note/Bond	3.875%	3/31/25	554,450	543,621
	United States Treasury Note/Bond	2.625%	4/15/25	631,053	605,219
	United States Treasury Note/Bond	0.375%	4/30/25	477,575	439,369
	United States Treasury Note/Bond	2.875%	4/30/25	208,494	200,740
	United States Treasury Note/Bond	3.875%	4/30/25	505,394	495,602
	United States Treasury Note/Bond	2.125%	5/15/25	522,926	496,453
	United States Treasury Note/Bond	2.750%	5/15/25	514,430	494,094
	United States Treasury Note/Bond	0.250%	5/31/25	605,161	553,722
	United States Treasury Note/Bond	2.875%	5/31/25	327,340	315,014
	United States Treasury Note/Bond	4.250%	5/31/25	1,129,616	1,115,496
	United States Treasury Note/Bond	2.875%	6/15/25	12,020	11,562
	United States Treasury Note/Bond	0.250%	6/30/25	928,465	847,950
	United States Treasury Note/Bond	2.750%	6/30/25	250,502	240,286
	United States Treasury Note/Bond	4.625%	6/30/25	407,609	405,762
	United States Treasury Note/Bond	3.000%	7/15/25	560,988	540,652
	United States Treasury Note/Bond	0.250%	7/31/25	724,215	658,809
	United States Treasury Note/Bond	2.875%	7/31/25	309,235	297,156
	United States Treasury Note/Bond	2.000%	8/15/25	1,470,189	1,386,573
	United States Treasury Note/Bond	3.125%	8/15/25	240,880	232,637
	United States Treasury Note/Bond	6.875%	8/15/25	68,674	71,357
	United States Treasury Note/Bond	0.250%	8/31/25	640,625	581,167
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.750%	8/31/25	431,160	412,970
United States Treasury Note/Bond	3.500%	9/15/25	13,775	13,401
United States Treasury Note/Bond	0.250%	9/30/25	146,010	132,230
United States Treasury Note/Bond	3.000%	9/30/25	259,032	249,237
United States Treasury Note/Bond	4.250%	10/15/25	779,520	770,750
United States Treasury Note/Bond	0.250%	10/31/25	530,514	478,789
United States Treasury Note/Bond	3.000%	10/31/25	204,006	196,165
United States Treasury Note/Bond	2.250%	11/15/25	742,427	701,362
United States Treasury Note/Bond	4.500%	11/15/25	834,785	830,481
United States Treasury Note/Bond	0.375%	11/30/25	874,670	789,390
United States Treasury Note/Bond	2.875%	11/30/25	275,005	263,575
United States Treasury Note/Bond	4.000%	12/15/25	160,265	157,761
United States Treasury Note/Bond	0.375%	12/31/25	73,113	65,905
United States Treasury Note/Bond	2.625%	12/31/25	310,095	295,317
United States Treasury Note/Bond	3.875%	1/15/26	151,513	148,696
United States Treasury Note/Bond	0.375%	1/31/26	1,062,035	953,342
United States Treasury Note/Bond	2.625%	1/31/26	439,960	418,649
United States Treasury Note/Bond	1.625%	2/15/26	649,502	601,804
United States Treasury Note/Bond	4.000%	2/15/26	505,410	497,671
United States Treasury Note/Bond	0.500%	2/28/26	312,549	280,757
United States Treasury Note/Bond	2.500%	2/28/26	351,250	332,919
United States Treasury Note/Bond	4.625%	3/15/26	127,300	127,459
United States Treasury Note/Bond	0.750%	3/31/26	445,505	402,625
United States Treasury Note/Bond	2.250%	3/31/26	273,185	257,050
United States Treasury Note/Bond	3.750%	4/15/26	49,002	47,968
United States Treasury Note/Bond	0.750%	4/30/26	1,931,757	1,739,789
United States Treasury Note/Bond	2.375%	4/30/26	339,170	319,880
United States Treasury Note/Bond	1.625%	5/15/26	999,944	922,918
United States Treasury Note/Bond	3.625%	5/15/26	329,617	321,583
United States Treasury Note/Bond	0.750%	5/31/26	1,081,245	971,093
United States Treasury Note/Bond	2.125%	5/31/26	322,175	301,334
United States Treasury Note/Bond	4.125%	6/15/26	217,725	215,514
United States Treasury Note/Bond	0.875%	6/30/26	286,605	258,213
United States Treasury Note/Bond	1.875%	6/30/26	323,405	300,160
United States Treasury Note/Bond	0.625%	7/31/26	703,524	626,796
United States Treasury Note/Bond	1.875%	7/31/26	302,795	280,322
United States Treasury Note/Bond	1.500%	8/15/26	637,414	582,636
United States Treasury Note/Bond	6.750%	8/15/26	32,360	34,377
United States Treasury Note/Bond	0.750%	8/31/26	781,854	697,316
United States Treasury Note/Bond	1.375%	8/31/26	585,567	532,866
United States Treasury Note/Bond	0.875%	9/30/26	428,350	383,239
United States Treasury Note/Bond	1.625%	9/30/26	389,485	356,744
United States Treasury Note/Bond	1.125%	10/31/26	658,892	592,591
United States Treasury Note/Bond	1.625%	10/31/26	400,354	366,074
United States Treasury Note/Bond	2.000%	11/15/26	655,696	606,519
United States Treasury Note/Bond	6.500%	11/15/26	50,779	53,913
United States Treasury Note/Bond	1.250%	11/30/26	702,800	633,179
United States Treasury Note/Bond	1.625%	11/30/26	509,990	465,525
United States Treasury Note/Bond	1.250%	12/31/26	695,530	625,977
United States Treasury Note/Bond	1.750%	12/31/26	454,484	416,137
United States Treasury Note/Bond	1.500%	1/31/27	983,764	891,229
United States Treasury Note/Bond	2.250%	2/15/27	753,685	700,809
United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,688
United States Treasury Note/Bond	1.875%	2/28/27	381,606	349,885
United States Treasury Note/Bond	0.625%	3/31/27	16,895	14,749
United States Treasury Note/Bond	2.500%	3/31/27	621,558	582,516
United States Treasury Note/Bond	0.500%	4/30/27	414,368	359,011
United States Treasury Note/Bond	2.750%	4/30/27	798,485	754,319
United States Treasury Note/Bond	2.375%	5/15/27	631,864	588,423
United States Treasury Note/Bond	0.500%	5/31/27	615,745	532,235
United States Treasury Note/Bond	2.625%	5/31/27	662,500	622,543
United States Treasury Note/Bond	0.500%	6/30/27	471,310	406,284
United States Treasury Note/Bond	3.250%	6/30/27	428,425	412,024
United States Treasury Note/Bond	0.375%	7/31/27	551,465	471,675

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	7/31/27	843,912	795,651
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	470,483
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	36,104
	United States Treasury Note/Bond	0.500%	8/31/27	770,790	661,193
	United States Treasury Note/Bond	3.125%	8/31/27	572,564	547,604
	United States Treasury Note/Bond	0.375%	9/30/27	349,065	297,033
	United States Treasury Note/Bond	4.125%	9/30/27	389,089	386,900
	United States Treasury Note/Bond	0.500%	10/31/27	560,407	478,272
	United States Treasury Note/Bond	4.125%	10/31/27	456,118	453,695
	United States Treasury Note/Bond	2.250%	11/15/27	763,084	702,752
	United States Treasury Note/Bond	0.625%	11/30/27	734,020	628,619
	United States Treasury Note/Bond	3.875%	11/30/27	889,164	876,660
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	553,293
	United States Treasury Note/Bond	3.875%	12/31/27	531,272	523,967
	United States Treasury Note/Bond	0.750%	1/31/28	781,212	670,011
	United States Treasury Note/Bond	3.500%	1/31/28	701,979	681,798
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	627,441
	United States Treasury Note/Bond	1.125%	2/29/28	446,300	388,909
	United States Treasury Note/Bond	4.000%	2/29/28	309,742	307,516
	United States Treasury Note/Bond	1.250%	3/31/28	623,500	545,563
	United States Treasury Note/Bond	3.625%	3/31/28	681,765	665,999
	United States Treasury Note/Bond	1.250%	4/30/28	1,535,863	1,341,720
	United States Treasury Note/Bond	3.500%	4/30/28	179,941	174,852
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	712,537
	United States Treasury Note/Bond	1.250%	5/31/28	632,265	551,651
	United States Treasury Note/Bond	3.625%	5/31/28	631,155	617,447
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	611,569
	United States Treasury Note/Bond	4.000%	6/30/28	486,725	484,063
	United States Treasury Note/Bond	1.000%	7/31/28	774,321	664,101
	United States Treasury Note/Bond	2.875%	8/15/28	951,438	896,433
	United States Treasury Note/Bond	5.500%	8/15/28	71,225	75,365
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	540,690
	United States Treasury Note/Bond	1.250%	9/30/28	683,265	591,558
	United States Treasury Note/Bond	1.375%	10/31/28	445,915	388,016
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	779,178
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	47,752
	United States Treasury Note/Bond	1.500%	11/30/28	1,257,730	1,100,121
	United States Treasury Note/Bond	1.375%	12/31/28	25	22
	United States Treasury Note/Bond	1.750%	1/31/29	550,760	486,992
	United States Treasury Note/Bond	2.625%	2/15/29	700,661	649,097
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	47,648
	United States Treasury Note/Bond	1.875%	2/28/29	597,790	531,566
	United States Treasury Note/Bond	2.375%	3/31/29	654,970	598,070
	United States Treasury Note/Bond	2.875%	4/30/29	474,545	445,034
	United States Treasury Note/Bond	2.375%	5/15/29	835,138	761,411
	United States Treasury Note/Bond	2.750%	5/31/29	575,225	535,588
	United States Treasury Note/Bond	3.250%	6/30/29	711,575	680,777
	United States Treasury Note/Bond	2.625%	7/31/29	827,039	764,107
	United States Treasury Note/Bond	1.625%	8/15/29	586,834	511,829
	United States Treasury Note/Bond	6.125%	8/15/29	50,571	56,055
	United States Treasury Note/Bond	3.125%	8/31/29	74,350	70,633
	United States Treasury Note/Bond	3.875%	9/30/29	486,257	481,546
	United States Treasury Note/Bond	4.000%	10/31/29	437,765	436,671
	United States Treasury Note/Bond	1.750%	11/15/29	231,677	203,152
	United States Treasury Note/Bond	3.875%	11/30/29	555,760	550,897
	United States Treasury Note/Bond	3.875%	12/31/29	458,974	455,102
	United States Treasury Note/Bond	3.500%	1/31/30	443,495	430,467
	United States Treasury Note/Bond	1.500%	2/15/30	248,309	212,731
	United States Treasury Note/Bond	4.000%	2/28/30	565,880	565,615
	United States Treasury Note/Bond	3.625%	3/31/30	275,425	269,486
	United States Treasury Note/Bond	3.500%	4/30/30	181,920	176,661
	United States Treasury Note/Bond	0.625%	5/15/30	1,269,042	1,016,820
	United States Treasury Note/Bond	6.250%	5/15/30	100,653	113,911
	United States Treasury Note/Bond	3.750%	5/31/30	762,676	752,189
[1]	United States Treasury Note/Bond	0.625%	8/15/30	1,323,274	1,054,278
	United States Treasury Note/Bond	0.875%	11/15/30	1,451,594	1,174,884
	United States Treasury Note/Bond	1.125%	2/15/31	730,925	601,186
	United States Treasury Note/Bond	5.375%	2/15/31	350,937	382,960
	United States Treasury Note/Bond	1.625%	5/15/31	1,326,472	1,127,501
	United States Treasury Note/Bond	1.250%	8/15/31	1,462,859	1,200,687
	United States Treasury Note/Bond	1.375%	11/15/31	1,766,444	1,456,212
	United States Treasury Note/Bond	1.875%	2/15/32	1,663,597	1,424,975
	United States Treasury Note/Bond	2.875%	5/15/32	1,278,510	1,185,418
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	8/15/32	1,526,235	1,399,367
	United States Treasury Note/Bond	4.125%	11/15/32	1,398,028	1,428,828
[1]	United States Treasury Note/Bond	3.500%	2/15/33	1,260,209	1,227,916
	United States Treasury Note/Bond	3.375%	5/15/33	1,098,198	1,059,246
	United States Treasury Note/Bond	4.500%	2/15/36	268,193	289,146
	United States Treasury Note/Bond	5.000%	5/15/37	905	1,025
	United States Treasury Note/Bond	4.375%	2/15/38	234,113	249,111
	United States Treasury Note/Bond	4.500%	5/15/38	400,668	431,282
	United States Treasury Note/Bond	3.500%	2/15/39	132,956	127,430
	United States Treasury Note/Bond	4.250%	5/15/39	112,115	117,247
	United States Treasury Note/Bond	4.500%	8/15/39	120,862	130,002
	United States Treasury Note/Bond	4.375%	11/15/39	233,466	247,109
	United States Treasury Note/Bond	4.625%	2/15/40	205,527	223,928
	United States Treasury Note/Bond	1.125%	5/15/40	109,635	71,057
	United States Treasury Note/Bond	4.375%	5/15/40	184,735	195,126
	United States Treasury Note/Bond	1.125%	8/15/40	773,295	497,325
	United States Treasury Note/Bond	3.875%	8/15/40	211,862	210,074
	United States Treasury Note/Bond	1.375%	11/15/40	441,620	295,471
	United States Treasury Note/Bond	4.250%	11/15/40	160,582	166,880
	United States Treasury Note/Bond	1.875%	2/15/41	1,116,149	810,603
	United States Treasury Note/Bond	4.750%	2/15/41	193,230	213,217
	United States Treasury Note/Bond	2.250%	5/15/41	535,271	412,159
	United States Treasury Note/Bond	4.375%	5/15/41	146,728	154,340
	United States Treasury Note/Bond	1.750%	8/15/41	753,881	529,602
	United States Treasury Note/Bond	3.750%	8/15/41	89,325	86,254
	United States Treasury Note/Bond	2.000%	11/15/41	736,615	539,110
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	68,979
	United States Treasury Note/Bond	2.375%	2/15/42	521,438	406,070
	United States Treasury Note/Bond	3.125%	2/15/42	187,972	165,210
	United States Treasury Note/Bond	3.000%	5/15/42	163,799	140,790
	United States Treasury Note/Bond	3.250%	5/15/42	441,144	393,583
	United States Treasury Note/Bond	2.750%	8/15/42	274,904	226,495
	United States Treasury Note/Bond	3.375%	8/15/42	361,183	327,717
	United States Treasury Note/Bond	2.750%	11/15/42	278,745	229,180
	United States Treasury Note/Bond	4.000%	11/15/42	509,791	506,605
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	283,052
	United States Treasury Note/Bond	3.875%	2/15/43	489,209	477,132
	United States Treasury Note/Bond	2.875%	5/15/43	265,520	221,875
	United States Treasury Note/Bond	3.875%	5/15/43	223,491	218,113
	United States Treasury Note/Bond	3.625%	8/15/43	309,910	290,734
	United States Treasury Note/Bond	3.750%	11/15/43	388,181	370,713
	United States Treasury Note/Bond	3.625%	2/15/44	341,732	320,053
	United States Treasury Note/Bond	3.375%	5/15/44	468,941	422,633
	United States Treasury Note/Bond	3.125%	8/15/44	483,385	418,203
	United States Treasury Note/Bond	3.000%	11/15/44	365,342	309,114
	United States Treasury Note/Bond	2.500%	2/15/45	433,871	335,775
	United States Treasury Note/Bond	3.000%	5/15/45	451,132	380,783
	United States Treasury Note/Bond	2.875%	8/15/45	304,028	250,823
	United States Treasury Note/Bond	3.000%	11/15/45	177,935	150,021
	United States Treasury Note/Bond	2.500%	2/15/46	329,180	253,263
	United States Treasury Note/Bond	2.500%	5/15/46	524,800	403,276
	United States Treasury Note/Bond	2.250%	8/15/46	452,789	330,607
	United States Treasury Note/Bond	2.875%	11/15/46	490,010	403,493
	United States Treasury Note/Bond	3.000%	2/15/47	383,135	322,492
	United States Treasury Note/Bond	3.000%	5/15/47	182,159	153,326
	United States Treasury Note/Bond	2.750%	8/15/47	396,213	318,580
	United States Treasury Note/Bond	2.750%	11/15/47	417,839	336,099
	United States Treasury Note/Bond	3.000%	2/15/48	545,706	459,928
	United States Treasury Note/Bond	3.125%	5/15/48	558,094	481,443
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	473,861
	United States Treasury Note/Bond	3.375%	11/15/48	423,844	383,182
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	487,973
	United States Treasury Note/Bond	2.875%	5/15/49	583,013	481,897
	United States Treasury Note/Bond	2.250%	8/15/49	171,175	124,369
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	1,685
	United States Treasury Note/Bond	2.000%	2/15/50	301,286	206,475
	United States Treasury Note/Bond	1.250%	5/15/50	843,137	474,001
	United States Treasury Note/Bond	1.375%	8/15/50	910,374	528,871
	United States Treasury Note/Bond	1.625%	11/15/50	1,267,862	787,263
	United States Treasury Note/Bond	1.875%	2/15/51	956,460	633,356
	United States Treasury Note/Bond	2.375%	5/15/51	981,223	729,325
	United States Treasury Note/Bond	2.000%	8/15/51	1,014,256	691,279
	United States Treasury Note/Bond	1.875%	11/15/51	1,093,656	721,813

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	2/15/52	895,092	646,844
	United States Treasury Note/Bond	2.875%	5/15/52	714,786	592,379
	United States Treasury Note/Bond	3.000%	8/15/52	794,895	675,909
	United States Treasury Note/Bond	4.000%	11/15/52	270,009	277,392
	United States Treasury Note/Bond	3.625%	2/15/53	973,588	934,492
	United States Treasury Note/Bond	3.625%	5/15/53	668,825	643,117
					132,468,418
Agency Bonds and Notes (1.2%)
[2]	AID-Israel	5.500%	9/18/33	6,775	7,445
[2]	AID-Jordan	3.000%	6/30/25	5,200	4,968
	Federal Farm Credit Banks	3.375%	8/26/24	18,800	18,376
	Federal Farm Credit Banks	4.250%	9/26/24	57,150	56,376
	Federal Farm Credit Banks	0.875%	11/18/24	26,269	24,725
	Federal Farm Credit Banks	4.500%	11/18/24	55,202	54,519
	Federal Farm Credit Banks	4.625%	12/5/24	9,764	9,668
	Federal Farm Credit Banks	4.250%	12/20/24	11,500	11,326
	Federal Farm Credit Banks	1.125%	1/6/25	13,020	12,257
	Federal Farm Credit Banks	4.500%	1/10/25	12,090	11,955
	Federal Farm Credit Banks	1.750%	2/14/25	20,060	19,011
	Federal Farm Credit Banks	2.510%	4/1/25	11,125	10,657
	Federal Farm Credit Banks	4.250%	9/30/25	19,040	18,800
	Federal Farm Credit Banks	4.000%	1/13/26	11,000	10,804
	Federal Farm Credit Banks	3.875%	2/2/26	8,000	7,836
	Federal Farm Credit Banks	4.750%	3/9/26	8,975	8,984
	Federal Farm Credit Banks	4.375%	6/23/26	38,425	38,139
	Federal Home Loan Banks	1.500%	8/15/24	19,950	19,112
	Federal Home Loan Banks	5.375%	8/15/24	24,750	24,735
	Federal Home Loan Banks	2.875%	9/13/24	14,985	14,550
	Federal Home Loan Banks	4.875%	9/13/24	15,360	15,264
	Federal Home Loan Banks	4.500%	10/3/24	30,000	29,677
[3]	Federal Home Loan Banks	1.000%	12/20/24	18,000	16,915
	Federal Home Loan Banks	5.000%	2/28/25	13,175	13,136
	Federal Home Loan Banks	0.500%	4/14/25	149,125	137,716
	Federal Home Loan Banks	4.625%	6/6/25	28,450	28,258
	Federal Home Loan Banks	0.375%	9/4/25	11,000	9,994
	Federal Home Loan Banks	4.500%	12/12/25	17,985	17,867
	Federal Home Loan Banks	4.375%	6/12/26	13,025	12,926
	Federal Home Loan Banks	1.250%	12/21/26	41,100	36,890
	Federal Home Loan Banks	3.250%	11/16/28	368,135	350,065
	Federal Home Loan Banks	5.500%	7/15/36	19,780	22,215
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	37,622
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	40,376
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	310,485	281,567
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	217,781
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	106,377
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	13,297
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	25,771
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	591,725	573,012
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	27,830
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	61,650	58,464
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	25,249
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	37,613
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	76,805
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	70,220
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	31,807
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	44,492
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	276,425	239,129
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	27,789	30,636
[1,4]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	30,764
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	56,280
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	275,790	221,302
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	29,700	34,426
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	12,392
[3]	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,023
[3]	Private Export Funding Corp.	1.750%	11/15/24	4,050	3,848
[3]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,387
[3]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,048
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Resolution Funding Corp.	8.625%	1/15/30	110	135
	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,339
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,292
[3]	Tennessee Valley Authority	6.750%	11/1/25	17,306	17,985
[3]	Tennessee Valley Authority	2.875%	2/1/27	30,250	28,477
	Tennessee Valley Authority	3.875%	3/15/28	19,075	18,766
	Tennessee Valley Authority	7.125%	5/1/30	27,165	31,584
	Tennessee Valley Authority	1.500%	9/15/31	13,725	11,052
[3]	Tennessee Valley Authority	4.700%	7/15/33	7,950	8,089
	Tennessee Valley Authority	4.650%	6/15/35	15,169	15,273
	Tennessee Valley Authority	5.880%	4/1/36	10,800	12,238
	Tennessee Valley Authority	6.150%	1/15/38	920	1,054
	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,786
	Tennessee Valley Authority	5.250%	9/15/39	30,250	31,823
	Tennessee Valley Authority	3.500%	12/15/42	2,100	1,759
	Tennessee Valley Authority	4.875%	1/15/48	6,951	6,854
	Tennessee Valley Authority	4.250%	9/15/52	12,300	11,196
	Tennessee Valley Authority	5.375%	4/1/56	21,250	22,956
	Tennessee Valley Authority	4.625%	9/15/60	7,468	7,272
	Tennessee Valley Authority	4.250%	9/15/65	14,725	13,193
					3,650,807
Conventional Mortgage-Backed Securities (20.0%)
[3,4]	Fannie Mae Pool	6.000%	1/1/26– 3/1/35	113	115
[3,4]	Fannie Mae Pool	6.500%	2/1/29– 9/1/32	76	78
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	18,824	17,349
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/43	280,761	260,954
[3,4]	Freddie Mac Gold Pool	3.000%	7/1/23– 12/1/47	989,301	900,379
[3,4]	Freddie Mac Gold Pool	3.500%	4/1/24– 7/1/48	991,755	925,838
[3,4]	Freddie Mac Gold Pool	4.000%	2/1/24– 2/1/49	634,519	606,608
[3,4]	Freddie Mac Gold Pool	4.500%	8/1/23– 1/1/49	305,753	300,253
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/23– 11/1/48	106,087	106,446
[3,4]	Freddie Mac Gold Pool	5.500%	10/1/23– 6/1/41	70,528	71,751
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/23– 5/1/40	34,671	35,785
[3,4]	Freddie Mac Gold Pool	7.000%	9/1/23– 12/1/38	4,319	4,474
[3,4]	Freddie Mac Gold Pool	7.500%	1/1/24– 2/1/32	240	246
[3,4]	Freddie Mac Gold Pool	8.000%	5/1/24– 12/1/31	333	345
[3,4]	Freddie Mac Gold Pool	8.500%	5/1/24– 7/1/31	43	44
[3,4]	Freddie Mac Gold Pool	9.000%	12/1/24– 3/1/31	49	52
[3]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	55,563	49,785
[3]	Ginnie Mae I Pool	3.500%	11/15/25– 7/15/45	66,028	62,176
[3]	Ginnie Mae I Pool	4.000%	6/15/24– 6/15/46	81,971	77,515
[3]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	80,797	79,912
[3]	Ginnie Mae I Pool	5.000%	3/15/34– 4/15/41	37,929	38,207
[3]	Ginnie Mae I Pool	5.500%	8/15/23– 2/15/41	46	47
[3]	Ginnie Mae I Pool	6.000%	12/15/23– 6/15/41	1,956	1,994
[3]	Ginnie Mae I Pool	6.500%	11/15/23– 1/15/39	5,521	5,587
[3]	Ginnie Mae I Pool	7.000%	8/15/23– 9/15/36	1,297	1,328
[3]	Ginnie Mae I Pool	7.500%	10/15/23– 6/15/32	571	583

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae I Pool	8.000%	7/15/23– 12/15/30	296	302
[3]	Ginnie Mae I Pool	8.500%	6/15/24– 3/15/31	64	67
[3]	Ginnie Mae I Pool	9.000%	9/15/24– 1/15/31	86	90
[3]	Ginnie Mae I Pool	9.500%	12/15/24– 9/15/25	1	1
[3]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	64,390	51,624
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50– 7/15/53	2,591,861	2,180,399
[3]	Ginnie Mae II Pool	2.500%	6/20/27– 11/20/52	2,616,500	2,271,667
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26– 7/15/53	2,609,942	2,349,976
[3,5]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/53	1,996,298	1,865,342
[3,5]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/53	1,373,524	1,314,392
[3,5]	Ginnie Mae II Pool	4.500%	8/20/33– 7/15/53	1,167,020	1,134,908
[3,5]	Ginnie Mae II Pool	5.000%	12/20/32– 7/15/53	947,780	935,891
[3,5]	Ginnie Mae II Pool	5.500%	8/20/23– 7/15/53	636,358	634,098
[3,5]	Ginnie Mae II Pool	6.000%	7/20/23– 7/15/53	340,230	342,409
[3,5]	Ginnie Mae II Pool	6.500%	3/20/31– 7/15/53	145,395	148,224
[3]	Ginnie Mae II Pool	7.000%	3/20/28– 2/20/53	8,694	8,926
[3]	Ginnie Mae II Pool	7.500%	8/20/30	1	1
[3]	Ginnie Mae II Pool	8.500%	10/20/30	4	4
[3,4]	UMBS Pool	1.500%	7/1/35– 9/1/51	3,243,000	2,630,154
[3,4,5]	UMBS Pool	2.000%	7/1/23– 7/25/53	14,198,331	11,791,114
[3,4,5]	UMBS Pool	2.500%	11/1/26– 7/25/53	10,012,403	8,610,815
[3,4,5]	UMBS Pool	3.000%	11/1/25– 7/25/53	6,091,017	5,455,352
[3,4,5]	UMBS Pool	3.500%	11/1/23– 7/25/53	3,815,962	3,531,140
[3,4]	UMBS Pool	4.000%	2/1/24– 12/1/52	3,179,029	3,018,449
[3,4,5]	UMBS Pool	4.500%	7/1/23– 7/25/53	2,435,873	2,362,436
[3,4,5]	UMBS Pool	5.000%	8/1/23– 7/25/53	2,281,439	2,247,331
[3,4,5]	UMBS Pool	5.500%	8/1/23– 7/25/53	1,677,072	1,678,626
[3,4,5]	UMBS Pool	6.000%	7/1/23– 7/25/53	868,155	880,435
[3,4,5]	UMBS Pool	6.500%	11/1/52– 7/25/53	330,125	338,313
[3,4]	UMBS Pool	7.000%	8/1/23– 2/1/53	17,413	18,220
[3,4]	UMBS Pool	7.500%	8/1/23– 12/1/32	589	604
[3,4]	UMBS Pool	8.000%	7/1/24– 9/1/31	183	188
[3,4]	UMBS Pool	8.500%	7/1/24– 5/1/32	78	78
[3,4]	UMBS Pool	9.000%	8/1/24– 8/1/30	17	18
[3,4]	UMBS Pool	9.500%	1/1/25– 11/1/25	9	9
					59,349,454
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.838%	12/1/41	317	318
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	598	595
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.335%	3.710%	1/1/35	4	4
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	4.045%	7/1/36	126	126
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	3.835%	2/1/37	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	232	232
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.851%	3/1/43	1,138	1,143
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	305	307
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	5.418%	10/1/37	216	216
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	134	134
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	3.151%	7/1/43	1,336	1,387
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.585%	3.835%	10/1/34	2	2
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	4.620%	6/1/43	422	429
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.847%	11/1/33	60	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	367	371
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	4.236%	4/1/37	8	8
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	96	95
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	62	63
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	3.883%	1/1/35	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	57	56
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	347	356
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	3.908%	7/1/35	320	320
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	94	94
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.271%	10/1/42	309	316
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.681%	5.349%	6/1/42	399	395
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	67	66
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	3.936%	12/1/33	136	137
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	978	993
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	5.161%	5/1/40	117	120
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	4.076%	8/1/39	590	588
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	129	130
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	119	120
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	210	207
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	43	44
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	494	501
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.703%	4.095%	4/1/36	45	45
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.703%	4.332%	4/1/36	113	111
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	71	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	5.476%	6/1/41	110	112
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	4.580%	5/1/42	373	372
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	74	75

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	4.921%	7/1/41	818	846
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.381%	5/1/35	78	78
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	169	170
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.174%	2/1/36	91	92
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	4.236%	9/1/43	648	660
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.433%	5/1/42	53	55
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	187	187
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.408%	7/1/42	349	350
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.337%	3/1/42	164	167
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.147%	11/1/39	163	163
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	419	427
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	1,147	1,170
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	513	513
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.807%	4.198%	3/1/41	276	273
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	9/1/33– 12/1/40	603	611
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	257	263
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	268	267
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	825	844
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	299	303
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	5.449%	5/1/41	319	328
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	303	309
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	5.104%	2/1/42	374	384
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	6.076%	7/1/38	127	132
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	528	524
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	6.080%	6/1/41	362	376
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	209	207
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	5.210%	5/1/40	87	87
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.836%	4.143%	2/1/41	198	201
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	227	230
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	282	283
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.843%	4.995%	4/1/37	29	29
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.635%	9/1/40	194	199
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.370%	11/1/34	175	178
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	5.289%	4/1/37	192	195
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	4.175%	10/1/37	7	7
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.629%	10/1/36	165	165
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	351	352
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.185%	5.080%	5/1/36	26	26
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.190%	4.315%	12/1/36	3	3
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.235%	4.360%	12/1/35	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	4.393%	9/1/33	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.268%	4.643%	5/1/33	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.275%	4.400%	11/1/32	2	2
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	61	62
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.580%	4/1/37	288	292
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.409%	4.149%	7/1/34	52	52
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	276	280
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.275%	4.650%	9/1/37	18	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.475%	3.866%	3/1/37	5	5
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	4.050%	4/1/37	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.057%	3/1/37	18	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	68	68
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36– 11/1/43	315	321
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	5.390%	5/1/42	53	54
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	144	145
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	83	83
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.074%	2/1/37	157	158
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.001%	1/1/35	19	19
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	309	309
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	324	319
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.000%	5/1/33– 12/1/34	11	11
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.412%	3/1/36	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	5.125%	5/1/38	36	37
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	4.505%	6/1/37	235	240
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	4.155%	3/1/36	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.790%	4.238%	6/1/41	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	132	130
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.127%	3/1/42	129	131
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	128	131
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	72	72
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.879%	4.129%	8/1/37	145	147
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40– 12/1/40	359	369
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	538	540
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	48	49
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.953%	6/1/41	94	97
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.255%	5/1/40	13	14

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.357%	5/1/40	48	49
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	5.593%	6/1/40	70	72
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.308%	2/1/42	106	107
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	173	176
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.898%	4.148%	12/1/39	67	69
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	282	286
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	82	82
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	95	96
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	128	130
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	4.451%	3/1/37	188	189
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	65	65
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	5.250%	6/1/35	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.183%	11/1/36	79	81
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	394	403
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	104	107
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.814%	6/1/34	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	86	86
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	4.440%	12/1/34	19	19
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	4.534%	11/1/33	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	4.535%	10/1/36	260	262
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.020%	6/1/37	259	257
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	5.897%	5/1/37	15	15
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	5.945%	3/1/37	28	28
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	6.001%	1/1/37	347	350
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41– 8/20/41	630	602
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	2,205	2,147
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29– 6/20/43	1,777	1,746
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38– 1/20/44	3,307	3,202
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	401	394
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	88	86
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	116	122
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	52	53
					37,857
Total U.S. Government and Agency Obligations (Cost $216,229,595)					195,506,536
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	766	765
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	7,775	7,572
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	617
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	9,475	9,364
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,590
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	26,578
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	47,789
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	27,432
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	12,686	12,598
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	19,700	19,586
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	5,700	5,643
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,375	1,342
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	2,150	2,074
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,249
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	699	681
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	966	934
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	486
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,033
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	3,425	3,407
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,500	1,493
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	15,700	15,333
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,569
[3]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	8,270	7,984
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	14,500	14,385
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,174	1,136
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	3,869
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	8,946
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	3,989
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,052
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,122
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	2,965
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,377
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,303
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,642
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,116
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,152
[3]	BANK Series 2017-BNK8	4.232%	11/15/50	1,955	1,375
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	3,698	3,455
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,334
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	1,660	1,575
[3]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,005
[3]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	1,873
[3]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,187
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,176
[3]	BANK Series 2018-BNK12	4.477%	5/15/61	2,100	1,909
[3]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,129
[3]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,083
[3]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,508
[3]	BANK Series 2018-BNK14	4.128%	9/15/60	1,483	1,473
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,366
[3]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,402
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,296
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,139
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	6,705

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,548
[3]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	18,352
[3]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,141
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	13,381
[3]	BANK Series 2019-BNK19	4.164%	8/15/61	2,240	1,498
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	8,664
[3]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	18,274
[3]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,379
[3]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	14,560
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,231
[3]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,140
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	6,959
[3]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,015
[3]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	9,873
[3]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	2,784
[3]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	8,661
[3]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,465
[3]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	7,735
[3]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,217
[3]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,225
[3]	BANK Series 2020-BNK29	1.997%	11/15/53	3,900	3,016
[3]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	3,619
[3]	BANK Series 2020-BNK30	2.111%	12/15/53	550	411
[3]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,627
[3]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,457
[3]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,452
[3]	BANK Series 2021-BNK33	2.556%	5/15/64	2,535	2,087
[3]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	7,768
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	4,681
[3]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	6,951
[3]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,026
[3]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	6,765
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	10,852
[3]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,202
[3,5]	BANK Series 2023-5YR2	6.656%	6/15/28	7,750	7,989
[3,5]	BANK Series 2023-5YR2	7.379%	6/15/28	2,575	2,655
[3]	BANK Series 2023-BNK45	5.203%	2/15/56	3,875	3,850
[3]	BANK Series 2023-BNK45	5.651%	2/15/56	2,200	2,162
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,452
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,197
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	19,558
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	13,801
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,068
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	7,850
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,601
[3]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	5,985
[3]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	20,375	20,148
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	16,133
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,078
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	7,851
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,482
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,643
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,050
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,611
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,326
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	7,738
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,555
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,033
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,297
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,035
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,875	3,919
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,300	1,314
[3,5]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	2,575	2,641
[3,5]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	1,025	1,048
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	7,820
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,269
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,262
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	1,408	1,268
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	16,022
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	6,643
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	1,174	1,136
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,133
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	17,298
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	2,886
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,231
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,587
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,697
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,091
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	21,048
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	9,788
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	2,982
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,442
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	5,674
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,497
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,168
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,132
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	13,760
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,219
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,102
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	11,769
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	11,126
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	21,385
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,048
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,264

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,432
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,233
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,615
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	838
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,217
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	419
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,578
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	640
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	4,774
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,403
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	1,961
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	9,337
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,290
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,020
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,279
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,237
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	2,903
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,219
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,179
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	931
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,549
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	840
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	10,725
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	3,830
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	11,718
[3]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	4,200	3,379
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,691
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	2,825
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	4,897
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,450
[3,5]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/55	12,925	13,256
[3,5]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/55	4,150	4,254
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	5,225	5,244
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,600	2,628
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,179
[3]	BMO Mortgage Trust Series 2022-C2	4.974%	7/15/54	4,275	4,160
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,093
[3]	BMO Mortgage Trust Series 2022-C3	5.504%	9/15/54	1,875	1,814
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,875	3,826
[3]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	810	789
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	3,100	3,209
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	1,000	1,028
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	613	610
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	2,110	2,084
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,425	4,305
[3]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,300	1,254
[3]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	2,700	2,682
[3]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,550	1,533
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	72	71
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	575	559
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	2,250	2,188
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	522
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,642
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	6,735
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	6,852
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	2,646
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	18,145
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	11,733
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	23,445
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	26,100	24,569
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	27,244
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	25,184
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	20,850	20,479
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	800	790
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5,700	5,444
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,277
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	5,175	4,981
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	2,939
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	8,175	7,905
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,407
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,600	2,572
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,550	1,539
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,350	1,332
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	1,128	1,123
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	790	773
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	1,118	1,108

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	850	819
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,720	1,682
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,050
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	254
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	1,879	1,825
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	760
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	4,563	4,403
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,476
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	6,749	6,435
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,191
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	6,800	6,512
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,412
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	6,075	5,915
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,368
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	6,200	6,109
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	2,050	2,012
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	5,225	5,190
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,550	1,542
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	759	739
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,356	4,157
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	751
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,142
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	6,656
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	905	865
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	8,752
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,215
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,680
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,567
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,191
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,916	2,775
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	5,937
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,331
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	850	813
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	6,838
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	5,852
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	15,367
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	3,348	3,270
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,475
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	7,654
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,354
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,249
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,360
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,215
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,376
[3]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,091
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,880	6,435
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,229
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	237	236
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	2,875	2,825
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	34	34
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	3,150	3,135
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	1,150	1,139
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	1,150	1,071
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	134	134
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	1,700	1,678
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	1,425	1,400
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	90	89
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	2,971
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,155
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	3,747
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,189
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	10,905
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,293
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	8,542
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,033
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,385
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,702	2,559
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,403
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,096
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,858	1,788
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,024
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,188
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,719
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	13,927
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	10,847
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,869

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,502
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,150
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	9,620
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	1,858
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,299
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,525	1,517
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	15,851
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	3,995	3,718
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,158
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	6,691
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	19,214
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	13,577
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,063
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,082
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	6,775	6,412
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	4,050	3,841
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	632
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,475	2,363
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,358
[3]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	1,050	1,020
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	647
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,989
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,675	3,632
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	775	762
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	170	162
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,430	1,426
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,040
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	391
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	5,850	5,784
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,750	1,716
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	714	713
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	610	608
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,775	1,751
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	1,833
[3]	COMM Mortgage Trust Series 2014-CR14	4.729%	2/10/47	1,175	1,000
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	226	224
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	2,641	2,607
[3]	COMM Mortgage Trust Series 2014-CR15	4.763%	2/10/47	1,320	1,096
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2014-CR15	4.813%	2/10/47	2,730	2,104
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	197	195
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	2,703
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	172	171
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,176
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,237
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,366
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,776
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,157
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,136
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	4,899	4,759
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,284
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,239	6,964
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	11,435	11,275
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,348
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	111	110
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	2,533	2,496
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	694
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	437
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	5,533
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,425	1,384
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,373
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	1,878
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	7,745
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	1,554	1,523
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,289
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,651
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,550
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	8,943
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,193	1,160
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	5,431
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,200
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	432	411
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,435
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,221
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,782	2,688
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,565
[3]	COMM Mortgage Trust Series 2015-CR27	4.486%	10/10/48	1,200	1,099

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	5,673
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	332	325
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	5,610
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,517
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	497	476
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	10,916
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	6,297
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	14,616
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	3,502	3,401
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	636	603
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,871
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,277
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,106
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	16,647
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,505
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,287
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,626
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,060
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	6,989
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,730
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	1,548	1,509
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,622
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.250%	8/15/48	2,625	2,353
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,601	1,557
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,204
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	10,605
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,382
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	2,981
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,155
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	14,588
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	15,352
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	24,446
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,035
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	13,194
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,132
[3]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	3,400	3,378
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,141
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	6,713
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	3,966
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,550
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,229
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	1,875
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,462
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,457
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,077
[3]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,324
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,117
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	27,460
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,308
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	20,675	20,214
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	20,650	20,567
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	788	776
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	335	334
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	3,725	3,633
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	2,965
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	1,012	1,001
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,314
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	336	336
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	1,923	1,899
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	701	696
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,650	2,542
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,324
[3]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,575	1,503
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	1,950
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,425	1,404
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,550	2,455
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,238
[3]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	2,125	2,094
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,125	2,079
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,432
[3]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,675	1,636
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	564
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	1,050	1,044
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,064
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	1,025	1,018
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,195	1,182

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	525	524
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	4,344	4,314
[3,4]	Fannie Mae-Aces Series 2014-M1	3.004%	7/25/23	611	609
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	4,493	4,440
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	731	720
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	2,240	2,202
[3,4]	Fannie Mae-Aces Series 2014-M7	3.321%	6/25/24	5,775	5,634
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	2,956	2,883
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	5,335	5,189
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	4,913	4,764
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,942	9,571
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	7,128	6,843
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,748	3,607
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	6,409	6,139
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	4,840	4,661
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,429	3,228
[3,4]	Fannie Mae-Aces Series 2015-M11	2.945%	4/25/25	2,642	2,537
[3,4]	Fannie Mae-Aces Series 2015-M12	2.896%	5/25/25	7,468	7,126
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	7,075	6,733
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,521	3,316
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,920	3,680
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	14,810	13,908
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	9,103	8,482
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	92	92
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,097	2,898
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	18,500	17,192
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	16,127	14,980
[3,4]	Fannie Mae-Aces Series 2016-M12	2.308%	10/25/23	55	54
[3,4]	Fannie Mae-Aces Series 2016-M12	2.528%	9/25/26	15,998	14,880
[3,4]	Fannie Mae-Aces Series 2016-M13	2.594%	9/25/26	5,439	5,063
[3,4]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	9,817	9,095
[3,4]	Fannie Mae-Aces Series 2017-M2	2.899%	2/25/27	5,171	4,836
[3,4]	Fannie Mae-Aces Series 2017-M3	2.554%	12/25/26	8,018	7,446
[3,4]	Fannie Mae-Aces Series 2017-M4	2.638%	12/25/26	11,288	10,467
[3,4]	Fannie Mae-Aces Series 2017-M5	3.172%	4/25/29	1,028	958
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	10,282	9,685
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	12,634	11,933
[3,4]	Fannie Mae-Aces Series 2017-M10	2.625%	7/25/24	4,775	4,649
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	3,992	3,668
[3,4]	Fannie Mae-Aces Series 2017-M12	3.165%	6/25/27	13,183	12,457
[3,4]	Fannie Mae-Aces Series 2017-M13	3.029%	9/25/27	1,141	1,069
[3,4]	Fannie Mae-Aces Series 2017-M14	2.958%	11/25/27	4,926	4,598
[3,4]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	13,424	12,579
[3,4]	Fannie Mae-Aces Series 2018-M1	3.086%	12/25/27	7,006	6,583
[3,4]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	26,075	24,246
[3,4]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	3,052	2,808
[3,4]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	9,187	8,572
[3,4]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/28	6,672	6,257
[3,4]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	5,138	4,842
[3,4]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	3,600	3,386
[3,4]	Fannie Mae-Aces Series 2018-M12	3.758%	8/25/30	2,530	2,377
[3,4]	Fannie Mae-Aces Series 2018-M13	3.866%	9/25/30	9,085	8,645
[3,4]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	9,647	9,244
[3,4]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	18,206	17,380
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	10,617	10,173
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	17,001	15,866
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,305	9,709
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	11,602	10,751
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	16,109	14,770
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	40,635	37,328
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	13,657	12,128
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,557
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	6,910	6,111
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	23,314	20,695
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,700	4,996
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	6,572	6,114
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	11,685
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,363	5,547
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,190	8,579
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	7,831
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	14,361
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	11,401
[3,4]	Fannie Mae-Aces Series 2020-M52	1.361%	10/25/30	15,325	12,220
[3,4]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	8,700	6,924
[3,4]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	3,175	2,566
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	15,100	11,996
[3,4]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/31	14,675	11,888
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	20,925	16,552
[3,4]	Fannie Mae-Aces Series 2021-M13	1.656%	4/25/31	3,120	2,544
[3,4]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	9,000	7,045
[3,4]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	18,150	14,845
[3,4]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	20,350	16,263
[3,4]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	4,575	3,674
[3,4]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	6,150	4,908
[3,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	8,908
[3,4]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	10,050	8,257
[3,4]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	15,175	12,465
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	14,892	14,797
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	6,018	5,950
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	19,196	18,909
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	104	103
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	10,850	10,615
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	738	726
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	14,018
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	14,025	13,619

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	459	451
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	31,734
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	190	188
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,900	10,538
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	2,460	2,367
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	8,172	7,882
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	8,859
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	385	380
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	6,616
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,191
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	8,957
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	9,946
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	6,727
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,861
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	14,982
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	111	108
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	13,386
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	10,900
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	16,901
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	10,848
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,173
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,121
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,800	12,231
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,287
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	27,976
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,477
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,846
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,492
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,126
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,262
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	13,216
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,619
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,511
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	6,953
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,154
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,480
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,516
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	34,804
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,384
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,294
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	9,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	835	807
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	10,928
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	30,134
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,292
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,346
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	34,737
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	36,987
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,457	1,411
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,520
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,388
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	9,983

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,490
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	19,331
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,380
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	21,552
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	14,394
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	14,410
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,293
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	23,468
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	10,898
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	18,998
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	17,089
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	14,944
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	22,572
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	4,814
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	21,494
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,401
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,139
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,090
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,429
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,408
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	12,594
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	15,992
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	15,582
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	20,542
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	2,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	14,124
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,778	1,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	8,871
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	760	655
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	8,855
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	18,217
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	15,273
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	35,897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	19,276
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	23,238
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	12,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,199	2,688
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	21,800
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,185
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	21,690
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,440
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	10,690
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,030	879
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	9,858
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,437
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	8,753
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,434
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,603
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,235	2,035
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	33,125	30,687
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,299
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,302

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	7,843
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,844
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	5,051
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	4,931
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,577
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	4/25/60	6,150	6,124
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,487
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	13,450	13,165
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,431
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,801
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	2,969
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	5,118	5,088
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	7,831	7,759
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	25,249	24,886
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	8,894	8,712
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	10,695	10,434
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	26,097	25,433
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	41,748
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,301	14,897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	12,016	11,664
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	12,879	12,528
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	19,525
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,742	18,678
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,099
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,475
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	20,785
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,044
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	10,937
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,245
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,748	5,034
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	13,592
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,079
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	2,125	1,855
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	10,225	10,130
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	3,968
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	22,459
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	4,884
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	12,142
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	18,706
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,409
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,143
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	10,102
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	14,809
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,457
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,865
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,620	3,014
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,213
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,555
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,136
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	9,273	8,936
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	6,841

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,148
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,055
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	3,944	3,923
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	775	758
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,300	1,263
[3]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	4,275	4,229
[3]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	1,175	1,155
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	22	22
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	426	425
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,965	1,920
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	1,834	1,793
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,773
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	4,720	4,590
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,298
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	3,075	2,952
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	740
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	4,175	4,080
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,138
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	6,825	6,711
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,649
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,725	2,692
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,300	1,279
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,875	3,857
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	800	795
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	8,700
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	10,074
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	10,955
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,669
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	8,946
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	580	579
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	850	841
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	4,975	4,905
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,275	1,237
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	11,500	11,280
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	2,350	2,268
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	5,175	5,085
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,575	1,536
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	525	509
[3]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	5,250	5,168
[3]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	2,150	2,109
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	2,350	2,333
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,600	2,577
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	1,025	1,012
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	3,125	3,101
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	550	544
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	1,025	1,014
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,419	1,408
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	2,392	2,358
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,630
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	2,449	2,400
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	947
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	2,194	2,141
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,613
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	2,294	2,217
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	964
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	5,365	5,157
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	2,856
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,850	3,684
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,309
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,750	2,626
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	843
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,875	3,745
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	618
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	4,036	3,921
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,653
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	8,150	8,045

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,589
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	3,000	2,953
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	800	785
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	4,400	4,323
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	4,125	4,039
[3]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	4,937	4,837
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	39	39
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	4,930	4,911
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	18,304	18,049
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,975	1,930
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	1,889
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	6,864
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.636%	9/10/47	1,675	1,436
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	863	846
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	10,952
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	1,857
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,427
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	5,953
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,388
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	2,347	2,270
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,155
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,258	2,140
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	2,706	2,610
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,250
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,091
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	10,367
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,623
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,657
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	7,558
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	2,833
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,088
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	514
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	749
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	11,480
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	2,982
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	8,955
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	2,888
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	6,820
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,169
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	6,960
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	16,200	13,987
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	3,775	2,992
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,127
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,309
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,743
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,473
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,619
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	817
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	6,608	6,399
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,738
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,504	1,461
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,006
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	4,125	4,091
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	4,125	4,103
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	965	964
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,239
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	2,588	2,526
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,576
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	4,881	4,748
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	3,527	3,395
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	852
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	5,700	5,480
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	967
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,750	2,629
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	980
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	2,950	2,873
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	749
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,725	2,706
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,300	1,291
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,600	2,583
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	775	769
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	209	208
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	95	95
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	214	213

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	1,125	1,097
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	1,140	1,119
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	801
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,406	1,370
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	976
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	3,150	3,028
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,210
[3]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	4,425	4,304
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	5,150	5,071
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,675	1,642
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,998	4,784
[3]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	11,025	10,927
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,651
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	3,225	3,196
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	1,025	1,018
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	4,000	3,988
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,025	1,021
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	31	31
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	34	34
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	9,173	9,113
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,600	1,580
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.117%	12/15/46	1,600	1,590
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	2,590	2,261
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	2,972
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,328
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	12,919
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	516
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,376
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,095
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	198	194
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	8	8
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	790	786
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	1,680	1,653
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	129	128
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	5,500	5,441
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	1,100	1,065
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	1,650	1,479
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	15,816	15,550
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,143
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.893%	2/15/47	1,422	1,299
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	2,124	2,084
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,161
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	248	244
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,337
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,590
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	7,983
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,018
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,036
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,361
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,177
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,931
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	9,557
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,556
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	16,355
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,707
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,351
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	1,834	1,783

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	2,873
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	6,388
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,616
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	1,011	985
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,393
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	1,907	1,860
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,316
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,583
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,201	1,163
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	8,647	8,220
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	2,390	2,313
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,487
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	3,997
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	2,253	2,169
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.859%	3/17/49	330	282
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	15,795
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	2,851
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	9,741
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	3,881
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,842
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	15,987
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	10,477
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	892
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,077
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,819
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	781
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,460	3,207
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,139
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	4,922
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,499
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,124
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,389
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,405
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	12,848
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,133
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	1,129	1,128
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	2,319	2,284
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,401
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	6,275	6,183
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	3,125	3,074
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	550	528
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,909	3,761
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	676
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	4,800	4,720
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	725	708
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.284%	8/15/46	1,680	1,672
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	3,500	3,465
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.898%	11/15/46	1,750	1,730
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,279	3,239
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.037%	2/15/47	1,600	1,567
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	157	155
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	4,200	4,106
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.439%	6/15/47	1,675	1,480
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,345
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.575%	10/15/47	1,675	1,559
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	986	968
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	4,826
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	686	670
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	9,585
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	6,625	6,280
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	1,691	1,647

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,251
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,668
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	604	589
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,490
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,651
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	2,498	2,411
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,344
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,680	1,633
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,627
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,264	1,229
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,307
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,197
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,600	1,551
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,112
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,206	1,159
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,166
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	10,584
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	12,879
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	12,541
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,239
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,510
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,708
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,221
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	7,509
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	3,854
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,368
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,086
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	10,746
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	10,719
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,464
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	999	942
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	6,860
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,308
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,219
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,617
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	4,928
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	3,783
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	7,797
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	9,460
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,078
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	8,807
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,251
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,225
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	701
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	396
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	8,513
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.921%	4/15/55	10,450	9,244
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	5,225	5,358
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,632	3,665
[3]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	144
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	2,529	2,511
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	1,050	1,028
[3]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,325	1,294
[3]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	3,500	3,461
[3]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	1,100	1,083
[3]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	2,175	2,170
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	650	648
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,640	1,621
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	21	21
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	850	835
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	5,260	5,109
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,028
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	3,400	3,240
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	1,949
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	4,200	4,124

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,026
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	8,100	8,027
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	850	838
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,130
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,616
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	910	903
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,688
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,597	2,545
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,444
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	3,745	3,705
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,175	3,056
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,295
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	4,175	4,085
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	1,993
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,675	3,559
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,487
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,775	2,699
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,825	1,788
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	2,025	1,961
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	825	807
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,050	1,020
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	10,350	10,212
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,575	1,544
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,625	1,585
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,700	1,679
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	1,025	1,006
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	1,025	1,007
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,179
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,147
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	2,041	2,016
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	48	48
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	294	292
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	956	945
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	925	884
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	1,483	1,449
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,394
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	14,548	14,095
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,451
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	6,737	6,490
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,431
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	3,675	3,524
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,043
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	4,675	4,520
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	996
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	4,715	4,583
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	625
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	3,375	3,336
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,275	1,249
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	4,050	4,001
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,550	1,530
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,209
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,323
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,254
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	1,853
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	8,836
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,635
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,413
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,419
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,182
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	4,742
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,347
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	3,955
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,321	5,785
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	14,313
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	3,895
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	14,660
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	9,856
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,437
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,524
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,651
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	874	868
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,436
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	975
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,232
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,483
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,673

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,378
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,561
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,270
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	1,928
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	34,394
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	20,894
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,095
[3]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,558
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,175
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	12,950	12,716
[3]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	5,475	5,425
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	11,635	11,607
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	3,413	3,381
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	172	171
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7,588	7,307
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	965
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	3,100	3,088
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	850	848
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	186	184
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	22,322
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	526
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	541	529
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,402
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,677
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	1,748	1,705
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	2,996
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,145
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	7,937	7,610
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,073
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,526
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	2,045	1,994
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,060
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	491	479
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	13,629
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,587
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	987	961
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,253
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,785
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	31	31
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	768	758
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,144
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,379	2,295
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,783
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,070	9,559
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	12,411
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,510
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,525	1,481
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,302
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,196
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,322
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,312	2,121
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,374
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,088	2,938
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,273
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,423
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,060
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	10,475
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	2,847

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	8,814
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	4,662
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	4,908
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,354
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	1,935
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,101
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,353
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	7,757
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	7,880
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	14,690
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,438
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	9,873
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	9,478
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	5,710
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,032
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	3,804
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,226
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	6,914
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	9,740
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,429
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	3,778
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,252
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,569
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	10,720
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,848
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,202
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	4,741
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,065	1,002
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	1,120	1,049
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	936	933
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,100	2,045
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	24	24
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	1,450	1,441
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	1,150	1,139
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	1,150	1,128
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	5,010	4,944
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	575	564
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.996%	12/15/46	862	839
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	2,018	2,008
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.195%	3/15/46	575	569
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	113	112
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,825	2,781
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	866
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	168	166
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,560	1,530
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,629
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,625
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,120	1,092
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	3,870
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	7,884
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,506
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	734	722
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,617
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,080
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,050
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,745
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	2,923
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	168	167
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	6,720	6,645
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,744
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	109	109
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,705	1,689
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	605	597
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	591

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	1,177	1,150
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,057
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	1,660	1,610
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	806
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	3,694	3,553
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	4,488	4,316
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,687
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	5,200	4,988
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	2,894
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	5,300	5,065
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	479
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	4,425	4,276
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,506
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,625	2,543
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,256
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	5,950	5,873
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,585	1,559
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	4,275	4,221
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,150	4,060
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	1,876	1,850
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	1,050	1,024
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,625	3,597
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	800	794
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,331	1,289
[3]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	5,125	5,132
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,600	2,592
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,940,897)					7,156,160
Corporate Bonds (26.8%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	13,429	12,796
	Activision Blizzard Inc.	3.400%	6/15/27	4,431	4,187
	Activision Blizzard Inc.	1.350%	9/15/30	9,689	7,754
	Activision Blizzard Inc.	4.500%	6/15/47	4,982	4,588
	Activision Blizzard Inc.	2.500%	9/15/50	19,222	12,345
	Alphabet Inc.	0.450%	8/15/25	11,711	10,715
	Alphabet Inc.	1.998%	8/15/26	11,452	10,598
	Alphabet Inc.	0.800%	8/15/27	16,195	14,025
	Alphabet Inc.	1.100%	8/15/30	28,976	23,438
	Alphabet Inc.	1.900%	8/15/40	20,221	13,917
	Alphabet Inc.	2.050%	8/15/50	28,080	17,533
	Alphabet Inc.	2.250%	8/15/60	24,534	14,905
	America Movil SAB de CV	3.625%	4/22/29	11,657	10,679
	America Movil SAB de CV	2.875%	5/7/30	6,771	5,889
	America Movil SAB de CV	4.700%	7/21/32	10,250	9,886
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	6.375%	3/1/35	17,620	19,284
	America Movil SAB de CV	6.125%	11/15/37	6,807	7,251
	America Movil SAB de CV	6.125%	3/30/40	23,486	25,007
	America Movil SAB de CV	4.375%	7/16/42	17,099	15,037
	America Movil SAB de CV	4.375%	4/22/49	15,961	13,902
	AT&T Inc.	3.875%	1/15/26	5,205	5,031
	AT&T Inc.	5.539%	2/20/26	22,269	22,274
	AT&T Inc.	1.700%	3/25/26	46,936	42,762
	AT&T Inc.	2.950%	7/15/26	971	913
	AT&T Inc.	3.800%	2/15/27	17,799	17,012
	AT&T Inc.	4.250%	3/1/27	18,503	17,990
	AT&T Inc.	2.300%	6/1/27	31,163	28,042
	AT&T Inc.	1.650%	2/1/28	28,793	24,771
[3]	AT&T Inc.	4.100%	2/15/28	20,432	19,570
	AT&T Inc.	4.350%	3/1/29	46,236	44,396
[3]	AT&T Inc.	4.300%	2/15/30	41,801	39,691
	AT&T Inc.	2.750%	6/1/31	40,066	33,814
	AT&T Inc.	2.250%	2/1/32	18,127	14,409
	AT&T Inc.	2.550%	12/1/33	51,161	40,038
	AT&T Inc.	4.500%	5/15/35	32,254	29,635
	AT&T Inc.	4.900%	8/15/37	17,316	16,245
	AT&T Inc.	4.850%	3/1/39	26,538	24,450
	AT&T Inc.	3.500%	6/1/41	33,766	25,942
	AT&T Inc.	4.300%	12/15/42	22,559	19,155
	AT&T Inc.	4.650%	6/1/44	15,242	13,274
	AT&T Inc.	4.350%	6/15/45	17,265	14,465
	AT&T Inc.	4.750%	5/15/46	55,990	49,450
[3]	AT&T Inc.	5.150%	11/15/46	11,930	11,105
	AT&T Inc.	5.450%	3/1/47	1,940	1,892
	AT&T Inc.	4.500%	3/9/48	30,887	26,139
	AT&T Inc.	4.550%	3/9/49	14,237	12,075
	AT&T Inc.	3.650%	6/1/51	57,853	42,447
	AT&T Inc.	3.500%	9/15/53	96,810	68,538
	AT&T Inc.	3.550%	9/15/55	98,183	68,736
	AT&T Inc.	3.800%	12/1/57	83,901	60,688
	AT&T Inc.	3.650%	9/15/59	84,297	58,639
	AT&T Inc.	3.850%	6/1/60	29,972	21,741
	Baidu Inc.	3.875%	9/29/23	11,525	11,465
	Baidu Inc.	3.075%	4/7/25	8,410	8,023
	Baidu Inc.	1.720%	4/9/26	7,045	6,367
	Baidu Inc.	3.625%	7/6/27	11,104	10,429
	Baidu Inc.	4.375%	3/29/28	8,437	8,089
	Baidu Inc.	4.875%	11/14/28	5,585	5,456
	Baidu Inc.	3.425%	4/7/30	6,147	5,512
	Baidu Inc.	2.375%	10/9/30	5,269	4,361
	Baidu Inc.	2.375%	8/23/31	10,400	8,455
[3]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	932	749
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	61,402	60,687
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	306	258
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,675	4,318
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,495	3,790
	Booking Holdings Inc.	3.650%	3/15/25	9,977	9,689
	Booking Holdings Inc.	3.600%	6/1/26	19,111	18,432
	Booking Holdings Inc.	3.550%	3/15/28	9,998	9,399
	Booking Holdings Inc.	4.625%	4/13/30	23,037	22,466
	British Telecommunications plc	5.125%	12/4/28	6,000	5,886
	British Telecommunications plc	9.625%	12/15/30	33,338	40,908
	Charter Communications Operating LLC	4.908%	7/23/25	51,644	50,645
	Charter Communications Operating LLC	3.750%	2/15/28	19,121	17,550
	Charter Communications Operating LLC	4.200%	3/15/28	21,911	20,546
	Charter Communications Operating LLC	2.250%	1/15/29	21,460	17,873
	Charter Communications Operating LLC	5.050%	3/30/29	25,663	24,470
	Charter Communications Operating LLC	2.800%	4/1/31	23,224	18,718

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	2.300%	2/1/32	12,222	9,247
Charter Communications Operating LLC	4.400%	4/1/33	7,860	6,901
Charter Communications Operating LLC	6.384%	10/23/35	25,547	24,935
Charter Communications Operating LLC	5.375%	4/1/38	4,713	4,009
Charter Communications Operating LLC	3.500%	6/1/41	5,445	3,678
Charter Communications Operating LLC	3.500%	3/1/42	8,030	5,349
Charter Communications Operating LLC	6.484%	10/23/45	43,336	40,804
Charter Communications Operating LLC	5.375%	5/1/47	14,425	11,921
Charter Communications Operating LLC	5.750%	4/1/48	34,449	29,468
Charter Communications Operating LLC	5.125%	7/1/49	17,053	13,375
Charter Communications Operating LLC	4.800%	3/1/50	40,118	30,189
Charter Communications Operating LLC	3.700%	4/1/51	38,117	24,190
Charter Communications Operating LLC	3.900%	6/1/52	27,720	18,060
Charter Communications Operating LLC	5.250%	4/1/53	7,085	5,718
Charter Communications Operating LLC	6.834%	10/23/55	13,204	12,453
Charter Communications Operating LLC	3.850%	4/1/61	24,448	14,850
Charter Communications Operating LLC	4.400%	12/1/61	18,825	12,663
Charter Communications Operating LLC	3.950%	6/30/62	18,000	11,091
Charter Communications Operating LLC	5.500%	4/1/63	6,305	5,060
Comcast Corp.	3.375%	8/15/25	35,739	34,504
Comcast Corp.	3.950%	10/15/25	43,330	42,223
Comcast Corp.	3.150%	3/1/26	25,621	24,556
Comcast Corp.	2.350%	1/15/27	33,078	30,397
Comcast Corp.	3.300%	2/1/27	20,807	19,753
Comcast Corp.	3.300%	4/1/27	15,496	14,657
Comcast Corp.	3.150%	2/15/28	20,837	19,449
Comcast Corp.	3.550%	5/1/28	3,936	3,729
Comcast Corp.	4.150%	10/15/28	56,207	54,463
Comcast Corp.	4.550%	1/15/29	13,194	12,965
Comcast Corp.	2.650%	2/1/30	26,058	22,808
Comcast Corp.	3.400%	4/1/30	21,159	19,455
Comcast Corp.	4.250%	10/15/30	26,425	25,449
Comcast Corp.	1.950%	1/15/31	22,520	18,412
Comcast Corp.	1.500%	2/15/31	16,218	12,908
Comcast Corp.	4.250%	1/15/33	22,582	21,472
Comcast Corp.	7.050%	3/15/33	7,774	8,968
Comcast Corp.	4.800%	5/15/33	12,547	12,417
Comcast Corp.	5.650%	6/15/35	7,324	7,678
Comcast Corp.	4.400%	8/15/35	13,995	13,178
Comcast Corp.	6.500%	11/15/35	5,955	6,685
Comcast Corp.	3.200%	7/15/36	14,395	11,829
Comcast Corp.	6.450%	3/15/37	14,039	15,439
Comcast Corp.	3.900%	3/1/38	8,223	7,144
Comcast Corp.	4.600%	10/15/38	36,347	33,890
Comcast Corp.	6.550%	7/1/39	1,515	1,707
Comcast Corp.	3.250%	11/1/39	19,528	15,493
Comcast Corp.	3.750%	4/1/40	22,890	19,284
Comcast Corp.	4.650%	7/15/42	9,072	8,368
Comcast Corp.	4.750%	3/1/44	300	278
Comcast Corp.	4.600%	8/15/45	18,790	17,075
Comcast Corp.	3.400%	7/15/46	17,322	13,142
Comcast Corp.	4.000%	8/15/47	13,902	11,595
Comcast Corp.	3.969%	11/1/47	36,866	30,623
Comcast Corp.	4.000%	3/1/48	16,933	14,131
Comcast Corp.	4.700%	10/15/48	22,876	21,511
Comcast Corp.	3.999%	11/1/49	19,686	16,342
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.450%	2/1/50	23,232	17,733
	Comcast Corp.	2.800%	1/15/51	23,118	15,288
	Comcast Corp.	2.887%	11/1/51	62,317	41,797
	Comcast Corp.	2.450%	8/15/52	16,763	10,252
	Comcast Corp.	4.049%	11/1/52	22,073	18,360
	Comcast Corp.	5.350%	5/15/53	20,453	20,796
	Comcast Corp.	2.937%	11/1/56	78,083	50,864
	Comcast Corp.	4.950%	10/15/58	15,117	14,536
	Comcast Corp.	2.650%	8/15/62	12,205	7,260
	Comcast Corp.	2.987%	11/1/63	41,401	26,231
	Comcast Corp.	5.500%	5/15/64	19,496	19,756
[7]	Cox Communications Inc.	4.800%	2/1/35	4,100	3,693
	Deutsche Telekom International Finance BV	8.750%	6/15/30	55,074	65,972
	Deutsche Telekom International Finance BV	9.250%	6/1/32	3,620	4,604
	Discovery Communications LLC	3.900%	11/15/24	6,467	6,275
	Discovery Communications LLC	3.450%	3/15/25	4,774	4,569
	Discovery Communications LLC	3.950%	6/15/25	12,576	12,092
	Discovery Communications LLC	4.900%	3/11/26	12,070	11,839
	Discovery Communications LLC	3.950%	3/20/28	26,236	24,425
	Discovery Communications LLC	4.125%	5/15/29	13,571	12,441
	Discovery Communications LLC	5.000%	9/20/37	9,493	8,114
	Discovery Communications LLC	6.350%	6/1/40	8,801	8,592
	Discovery Communications LLC	4.875%	4/1/43	11,648	9,404
	Discovery Communications LLC	5.200%	9/20/47	10,887	8,972
	Discovery Communications LLC	5.300%	5/15/49	10,658	8,847
	Discovery Communications LLC	4.650%	5/15/50	14,365	10,912
	Discovery Communications LLC	4.000%	9/15/55	21,665	14,358
	Electronic Arts Inc.	4.800%	3/1/26	5,423	5,365
	Electronic Arts Inc.	1.850%	2/15/31	11,447	9,256
	Electronic Arts Inc.	2.950%	2/15/51	10,568	7,156
	Expedia Group Inc.	5.000%	2/15/26	26,089	25,747
	Expedia Group Inc.	4.625%	8/1/27	8,148	7,907
	Expedia Group Inc.	3.800%	2/15/28	14,039	13,144
	Expedia Group Inc.	3.250%	2/15/30	12,478	10,854
	Expedia Group Inc.	2.950%	3/15/31	4,111	3,479
	FactSet Research Systems Inc.	2.900%	3/1/27	4,581	4,205
	FactSet Research Systems Inc.	3.450%	3/1/32	6,598	5,637
	Fox Corp.	3.050%	4/7/25	7,914	7,577
	Fox Corp.	4.709%	1/25/29	31,117	30,261
	Fox Corp.	3.500%	4/8/30	8,259	7,432
	Fox Corp.	5.476%	1/25/39	18,799	17,567
	Fox Corp.	5.576%	1/25/49	19,535	18,268
	Grupo Televisa SAB	4.625%	1/30/26	2,960	2,870
	Grupo Televisa SAB	8.500%	3/11/32	1,365	1,612
	Grupo Televisa SAB	6.625%	1/15/40	10,501	10,904
	Grupo Televisa SAB	5.000%	5/13/45	16,944	14,602
	Grupo Televisa SAB	6.125%	1/31/46	6,228	6,170
	Grupo Televisa SAB	5.250%	5/24/49	8,454	7,595
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,109
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,783	5,574
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,191	6,974
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,520	6,125
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,225	1,624
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	8,953	8,372
	Koninklijke KPN NV	8.375%	10/1/30	9,000	10,384
	Meta Platforms Inc.	3.500%	8/15/27	16,530	15,695
	Meta Platforms Inc.	4.600%	5/15/28	20,780	20,562
	Meta Platforms Inc.	4.800%	5/15/30	12,764	12,755
	Meta Platforms Inc.	3.850%	8/15/32	39,339	36,538
	Meta Platforms Inc.	4.950%	5/15/33	23,055	23,022
	Meta Platforms Inc.	4.450%	8/15/52	21,862	19,038
	Meta Platforms Inc.	5.600%	5/15/53	32,191	33,055
	Meta Platforms Inc.	4.650%	8/15/62	18,014	15,816
	Meta Platforms Inc.	5.750%	5/15/63	22,422	23,182
	NBCUniversal Media LLC	6.400%	4/30/40	1,645	1,819
	NBCUniversal Media LLC	5.950%	4/1/41	1,345	1,440
	NBCUniversal Media LLC	4.450%	1/15/43	11,340	10,173
	Netflix Inc.	4.375%	11/15/26	24,035	23,488
	Netflix Inc.	4.875%	4/15/28	29,211	28,901
	Netflix Inc.	5.875%	11/15/28	15,735	16,313
	Netflix Inc.	6.375%	5/15/29	5,487	5,803
[7]	Netflix Inc.	5.375%	11/15/29	8,067	8,095

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Netflix Inc.	4.875%	6/15/30	15,500	15,275
	Omnicom Group Inc.	3.650%	11/1/24	16,216	15,761
	Omnicom Group Inc.	3.600%	4/15/26	31,073	29,847
	Omnicom Group Inc.	2.450%	4/30/30	9,588	8,045
	Omnicom Group Inc.	4.200%	6/1/30	7,657	7,172
	Omnicom Group Inc.	2.600%	8/1/31	10,838	8,992
	Orange SA	9.000%	3/1/31	31,830	39,108
	Orange SA	5.375%	1/13/42	16,460	16,366
	Orange SA	5.500%	2/6/44	5,799	5,880
	Paramount Global	4.750%	5/15/25	8,788	8,581
	Paramount Global	4.000%	1/15/26	14,499	13,818
	Paramount Global	2.900%	1/15/27	18,244	16,411
	Paramount Global	3.375%	2/15/28	8,083	7,187
	Paramount Global	3.700%	6/1/28	7,711	6,863
	Paramount Global	4.200%	6/1/29	7,301	6,511
	Paramount Global	7.875%	7/30/30	7,700	8,134
	Paramount Global	4.950%	1/15/31	16,055	14,502
	Paramount Global	4.200%	5/19/32	12,695	10,642
	Paramount Global	5.500%	5/15/33	4,546	4,167
	Paramount Global	6.875%	4/30/36	13,962	13,576
	Paramount Global	5.900%	10/15/40	5,906	5,112
	Paramount Global	4.850%	7/1/42	7,476	5,559
	Paramount Global	4.375%	3/15/43	18,410	13,015
	Paramount Global	5.850%	9/1/43	17,447	14,880
	Paramount Global	5.250%	4/1/44	1,425	1,083
	Paramount Global	4.900%	8/15/44	10,227	7,559
	Paramount Global	4.600%	1/15/45	7,840	5,574
	Paramount Global	4.950%	5/19/50	12,810	9,603
[7]	Rogers Communications Inc.	2.950%	3/15/25	17,347	16,491
	Rogers Communications Inc.	3.625%	12/15/25	9,155	8,657
	Rogers Communications Inc.	2.900%	11/15/26	13,934	12,768
[7]	Rogers Communications Inc.	3.200%	3/15/27	11,441	10,633
[7]	Rogers Communications Inc.	3.800%	3/15/32	26,787	23,420
	Rogers Communications Inc.	7.500%	8/15/38	4,899	5,404
[7]	Rogers Communications Inc.	4.500%	3/15/42	18,820	15,616
	Rogers Communications Inc.	4.500%	3/15/43	10,772	8,929
	Rogers Communications Inc.	5.000%	3/15/44	7,329	6,489
	Rogers Communications Inc.	4.300%	2/15/48	6,090	4,768
	Rogers Communications Inc.	4.350%	5/1/49	15,789	12,546
	Rogers Communications Inc.	3.700%	11/15/49	6,425	4,568
[7]	Rogers Communications Inc.	4.550%	3/15/52	22,308	18,038
	Sprint Capital Corp.	6.875%	11/15/28	18,309	19,414
	Sprint Capital Corp.	8.750%	3/15/32	36,291	43,863
	Sprint LLC	7.625%	2/15/25	15,594	15,922
	Take-Two Interactive Software Inc.	3.550%	4/14/25	6,004	5,792
	Take-Two Interactive Software Inc.	5.000%	3/28/26	15,770	15,616
	Take-Two Interactive Software Inc.	3.700%	4/14/27	6,018	5,701
	Take-Two Interactive Software Inc.	4.950%	3/28/28	8,500	8,405
	Take-Two Interactive Software Inc.	4.000%	4/14/32	4,813	4,410
	TCI Communications Inc.	7.875%	2/15/26	7,929	8,442
	TCI Communications Inc.	7.125%	2/15/28	7,754	8,410
	Telefonica Emisiones SA	4.103%	3/8/27	19,922	19,111
	Telefonica Emisiones SA	7.045%	6/20/36	28,617	31,273
	Telefonica Emisiones SA	4.665%	3/6/38	24,610	20,874
	Telefonica Emisiones SA	5.213%	3/8/47	33,277	28,964
	Telefonica Emisiones SA	4.895%	3/6/48	17,118	14,325
	Telefonica Emisiones SA	5.520%	3/1/49	23,293	21,000
	Telefonica Europe BV	8.250%	9/15/30	13,351	15,417
	TELUS Corp.	2.800%	2/16/27	11,471	10,607
	TELUS Corp.	3.400%	5/13/32	9,569	8,192
	TELUS Corp.	4.600%	11/16/48	2,762	2,369
	TELUS Corp.	4.300%	6/15/49	13,509	11,006
	Tencent Music Entertainment Group	2.000%	9/3/30	7,319	5,770
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	5,801
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,167
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	3,766
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,279
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	11,101	12,227
	Time Warner Cable LLC	6.550%	5/1/37	22,016	21,173
	Time Warner Cable LLC	7.300%	7/1/38	24,322	24,796
	Time Warner Cable LLC	6.750%	6/15/39	29,817	28,645
	Time Warner Cable LLC	5.875%	11/15/40	15,982	14,138
	Time Warner Cable LLC	5.500%	9/1/41	23,934	19,997
	Time Warner Cable LLC	4.500%	9/15/42	19,475	14,535
	T-Mobile USA Inc.	3.500%	4/15/25	43,185	41,552
	T-Mobile USA Inc.	1.500%	2/15/26	17,925	16,207
	T-Mobile USA Inc.	2.250%	2/15/26	14,816	13,647
	T-Mobile USA Inc.	2.625%	4/15/26	9,105	8,443
	T-Mobile USA Inc.	3.750%	4/15/27	56,850	53,856
	T-Mobile USA Inc.	5.375%	4/15/27	4,698	4,673
	T-Mobile USA Inc.	4.750%	2/1/28	16,231	15,777
	T-Mobile USA Inc.	2.050%	2/15/28	29,636	25,742
	T-Mobile USA Inc.	4.950%	3/15/28	11,597	11,423
	T-Mobile USA Inc.	4.800%	7/15/28	12,120	11,896
	T-Mobile USA Inc.	2.625%	2/15/29	11,370	9,873
	T-Mobile USA Inc.	2.400%	3/15/29	3,465	2,975
	T-Mobile USA Inc.	3.375%	4/15/29	23,855	21,449
	T-Mobile USA Inc.	3.875%	4/15/30	105,897	97,617
	T-Mobile USA Inc.	2.550%	2/15/31	41,532	34,520
	T-Mobile USA Inc.	2.875%	2/15/31	14,903	12,637
	T-Mobile USA Inc.	3.500%	4/15/31	38,000	33,515
	T-Mobile USA Inc.	2.250%	11/15/31	9,895	7,917
	T-Mobile USA Inc.	2.700%	3/15/32	9,230	7,648
	T-Mobile USA Inc.	5.200%	1/15/33	19,928	19,803
	T-Mobile USA Inc.	5.050%	7/15/33	33,302	32,699
	T-Mobile USA Inc.	4.375%	4/15/40	33,894	30,004
	T-Mobile USA Inc.	3.000%	2/15/41	31,795	23,216
	T-Mobile USA Inc.	4.500%	4/15/50	41,501	35,656
	T-Mobile USA Inc.	3.300%	2/15/51	57,066	40,067
	T-Mobile USA Inc.	3.400%	10/15/52	28,385	20,258
	T-Mobile USA Inc.	5.650%	1/15/53	14,284	14,501
	T-Mobile USA Inc.	5.750%	1/15/54	16,150	16,622
	T-Mobile USA Inc.	3.600%	11/15/60	26,651	18,709
	T-Mobile USA Inc.	5.800%	9/15/62	5,488	5,569
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,446	17,706
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	11,170	10,664
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	14,898	13,603
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	3,014	2,818
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,584	7,523
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,725	10,677
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,989	11,413
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,713	9,672
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	7,156	6,282
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,943	1,396
	VeriSign Inc.	4.750%	7/15/27	267	262
	VeriSign Inc.	2.700%	6/15/31	9,552	7,954
	Verizon Communications Inc.	3.376%	2/15/25	21,052	20,343
	Verizon Communications Inc.	0.850%	11/20/25	21,824	19,697
	Verizon Communications Inc.	1.450%	3/20/26	28,656	25,980
	Verizon Communications Inc.	2.625%	8/15/26	33,950	31,566
	Verizon Communications Inc.	4.125%	3/16/27	39,965	38,828
	Verizon Communications Inc.	3.000%	3/22/27	5,819	5,437
	Verizon Communications Inc.	2.100%	3/22/28	43,995	38,654
	Verizon Communications Inc.	4.329%	9/21/28	61,063	58,838
	Verizon Communications Inc.	3.875%	2/8/29	3,419	3,212
	Verizon Communications Inc.	4.016%	12/3/29	53,173	49,603
	Verizon Communications Inc.	3.150%	3/22/30	25,660	22,825
	Verizon Communications Inc.	1.500%	9/18/30	12,280	9,682
	Verizon Communications Inc.	1.680%	10/30/30	32,606	25,782
	Verizon Communications Inc.	7.750%	12/1/30	2,290	2,662
	Verizon Communications Inc.	1.750%	1/20/31	30,068	23,707
	Verizon Communications Inc.	2.550%	3/21/31	61,736	51,561
	Verizon Communications Inc.	2.355%	3/15/32	66,193	53,244
	Verizon Communications Inc.	5.050%	5/9/33	13,614	13,457
	Verizon Communications Inc.	4.500%	8/10/33	42,971	40,523
	Verizon Communications Inc.	4.400%	11/1/34	40,770	37,607
	Verizon Communications Inc.	5.850%	9/15/35	1,000	1,033
	Verizon Communications Inc.	4.272%	1/15/36	20,980	18,949
	Verizon Communications Inc.	5.250%	3/16/37	12,028	11,926

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.812%	3/15/39	19,699	18,433
Verizon Communications Inc.	2.650%	11/20/40	36,882	25,640
Verizon Communications Inc.	3.400%	3/22/41	52,313	40,352
Verizon Communications Inc.	2.850%	9/3/41	14,930	10,623
Verizon Communications Inc.	4.750%	11/1/41	8,195	7,537
Verizon Communications Inc.	3.850%	11/1/42	2,456	1,981
Verizon Communications Inc.	4.125%	8/15/46	19,109	15,744
Verizon Communications Inc.	4.862%	8/21/46	28,468	26,087
Verizon Communications Inc.	5.500%	3/16/47	4,220	4,216
Verizon Communications Inc.	4.522%	9/15/48	18,428	16,280
Verizon Communications Inc.	4.000%	3/22/50	20,699	16,814
Verizon Communications Inc.	2.875%	11/20/50	36,016	23,451
Verizon Communications Inc.	3.550%	3/22/51	60,641	45,286
Verizon Communications Inc.	5.012%	8/21/54	960	896
Verizon Communications Inc.	2.987%	10/30/56	65,022	41,318
Verizon Communications Inc.	3.000%	11/20/60	21,547	13,489
Verizon Communications Inc.	3.700%	3/22/61	40,445	29,417
Vodafone Group plc	4.125%	5/30/25	20,171	19,689
Vodafone Group plc	4.375%	5/30/28	8,616	8,431
Vodafone Group plc	7.875%	2/15/30	3,643	4,174
Vodafone Group plc	6.150%	2/27/37	10,770	11,282
Vodafone Group plc	4.375%	2/19/43	19,838	16,651
Vodafone Group plc	4.875%	6/19/49	24,487	21,715
Vodafone Group plc	4.250%	9/17/50	20,986	16,844
Vodafone Group plc	5.625%	2/10/53	11,166	10,956
Vodafone Group plc	5.125%	6/19/59	6,437	5,717
Vodafone Group plc	5.750%	2/10/63	4,175	4,046
Walt Disney Co.	1.750%	8/30/24	16,785	16,080
Walt Disney Co.	3.700%	9/15/24	8,626	8,445
Walt Disney Co.	3.350%	3/24/25	16,619	16,103
Walt Disney Co.	3.700%	10/15/25	14,195	13,772
Walt Disney Co.	1.750%	1/13/26	19,095	17,681
Walt Disney Co.	3.375%	11/15/26	10,249	9,753
Walt Disney Co.	3.700%	3/23/27	8,403	8,122
Walt Disney Co.	2.200%	1/13/28	15,426	13,959
Walt Disney Co.	2.000%	9/1/29	28,694	24,422
Walt Disney Co.	3.800%	3/22/30	16,645	15,735
Walt Disney Co.	2.650%	1/13/31	9,623	8,374
Walt Disney Co.	6.550%	3/15/33	10,163	11,334
Walt Disney Co.	6.200%	12/15/34	19,677	21,676
Walt Disney Co.	6.400%	12/15/35	17,091	19,220
Walt Disney Co.	6.150%	3/1/37	13,723	14,796
Walt Disney Co.	6.650%	11/15/37	6,839	7,919
Walt Disney Co.	4.625%	3/23/40	12,635	12,136
Walt Disney Co.	3.500%	5/13/40	22,025	18,167
Walt Disney Co.	6.150%	2/15/41	554	609
Walt Disney Co.	5.400%	10/1/43	8,780	8,953
Walt Disney Co.	4.750%	9/15/44	17,425	16,509
Walt Disney Co.	4.950%	10/15/45	2,441	2,359
Walt Disney Co.	4.750%	11/15/46	7,883	7,432
Walt Disney Co.	2.750%	9/1/49	26,990	18,277
Walt Disney Co.	4.700%	3/23/50	21,510	20,565
Walt Disney Co.	3.600%	1/13/51	25,913	20,621
Walt Disney Co.	3.800%	5/13/60	14,570	11,708
Warnermedia Holdings Inc.	3.638%	3/15/25	24,786	23,912
Warnermedia Holdings Inc.	3.788%	3/15/25	7,297	7,051
Warnermedia Holdings Inc.	3.755%	3/15/27	53,547	49,963
Warnermedia Holdings Inc.	4.054%	3/15/29	20,200	18,460
Warnermedia Holdings Inc.	4.279%	3/15/32	66,650	59,056
Warnermedia Holdings Inc.	5.050%	3/15/42	60,310	50,596
Warnermedia Holdings Inc.	5.141%	3/15/52	98,310	80,167
Warnermedia Holdings Inc.	5.391%	3/15/62	39,847	32,386
Weibo Corp.	3.500%	7/5/24	10,215	9,921
Weibo Corp.	3.375%	7/8/30	9,655	7,716
WPP Finance 2010	3.750%	9/19/24	10,265	9,957
				7,040,486
Consumer Discretionary (1.6%)
Advance Auto Parts Inc.	3.900%	4/15/30	12,013	10,314
Advance Auto Parts Inc.	3.500%	3/15/32	3,000	2,396
Alibaba Group Holding Ltd.	3.600%	11/28/24	28,448	27,545
Alibaba Group Holding Ltd.	3.400%	12/6/27	33,203	30,845
Alibaba Group Holding Ltd.	2.125%	2/9/31	16,401	13,338
Alibaba Group Holding Ltd.	4.500%	11/28/34	8,936	8,224
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	13,083	10,941
	Alibaba Group Holding Ltd.	2.700%	2/9/41	11,485	7,707
	Alibaba Group Holding Ltd.	4.200%	12/6/47	22,517	17,701
	Alibaba Group Holding Ltd.	3.150%	2/9/51	19,811	12,816
	Alibaba Group Holding Ltd.	4.400%	12/6/57	14,547	11,443
	Alibaba Group Holding Ltd.	3.250%	2/9/61	12,737	7,861
	Amazon.com Inc.	2.800%	8/22/24	25,910	25,197
	Amazon.com Inc.	4.700%	11/29/24	17,363	17,264
	Amazon.com Inc.	3.800%	12/5/24	7,218	7,084
	Amazon.com Inc.	3.000%	4/13/25	15,345	14,811
	Amazon.com Inc.	0.800%	6/3/25	12,986	12,006
	Amazon.com Inc.	4.600%	12/1/25	11,245	11,161
	Amazon.com Inc.	5.200%	12/3/25	19,147	19,205
	Amazon.com Inc.	1.000%	5/12/26	13,353	12,007
	Amazon.com Inc.	3.300%	4/13/27	21,441	20,445
	Amazon.com Inc.	1.200%	6/3/27	26,858	23,578
	Amazon.com Inc.	3.150%	8/22/27	39,808	37,459
	Amazon.com Inc.	4.550%	12/1/27	16,076	15,972
	Amazon.com Inc.	1.650%	5/12/28	45,745	39,975
	Amazon.com Inc.	3.450%	4/13/29	30,202	28,448
	Amazon.com Inc.	4.650%	12/1/29	11,510	11,540
	Amazon.com Inc.	2.100%	5/12/31	52,769	44,358
	Amazon.com Inc.	3.600%	4/13/32	20,636	19,234
	Amazon.com Inc.	4.700%	12/1/32	15,400	15,515
	Amazon.com Inc.	4.800%	12/5/34	19,890	20,318
	Amazon.com Inc.	3.875%	8/22/37	76,147	69,536
	Amazon.com Inc.	2.875%	5/12/41	38,101	29,401
	Amazon.com Inc.	4.950%	12/5/44	5,446	5,511
	Amazon.com Inc.	4.050%	8/22/47	33,548	30,060
	Amazon.com Inc.	2.500%	6/3/50	38,688	25,690
	Amazon.com Inc.	3.100%	5/12/51	49,645	36,994
	Amazon.com Inc.	3.950%	4/13/52	15,395	13,387
	Amazon.com Inc.	4.250%	8/22/57	28,502	25,707
	Amazon.com Inc.	2.700%	6/3/60	32,005	20,552
	Amazon.com Inc.	3.250%	5/12/61	25,675	18,594
	Amazon.com Inc.	4.100%	4/13/62	9,360	8,080
[3]	American Honda Finance Corp.	0.550%	7/12/24	11,533	10,953
[3]	American Honda Finance Corp.	2.150%	9/10/24	10,099	9,705
[3]	American Honda Finance Corp.	4.600%	4/17/25	12,500	12,346
[3]	American Honda Finance Corp.	1.200%	7/8/25	6,969	6,418
[3]	American Honda Finance Corp.	1.000%	9/10/25	9,934	9,063
[3]	American Honda Finance Corp.	1.300%	9/9/26	2,909	2,591
[3]	American Honda Finance Corp.	2.300%	9/9/26	8,553	7,867
[3]	American Honda Finance Corp.	2.350%	1/8/27	5,435	4,987
[3]	American Honda Finance Corp.	2.000%	3/24/28	13,971	12,262
[3]	American Honda Finance Corp.	2.250%	1/12/29	4,365	3,795
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,570
[3]	American Honda Finance Corp.	1.800%	1/13/31	14,908	12,094
[3]	American University	3.672%	4/1/49	6,734	5,371
	Aptiv plc	4.350%	3/15/29	2,025	1,946
	Aptiv plc	3.250%	3/1/32	6,790	5,810
	Aptiv plc	4.400%	10/1/46	4,245	3,305
	Aptiv plc	5.400%	3/15/49	5,685	5,033
	Aptiv plc	3.100%	12/1/51	17,635	11,075
	Aptiv plc	4.150%	5/1/52	11,550	8,803
	AutoNation Inc.	3.500%	11/15/24	5,386	5,195
	AutoNation Inc.	4.500%	10/1/25	6,029	5,808
	AutoNation Inc.	3.800%	11/15/27	8,375	7,671
	AutoNation Inc.	1.950%	8/1/28	400	327
	AutoNation Inc.	4.750%	6/1/30	2,635	2,466
	AutoNation Inc.	2.400%	8/1/31	4,341	3,303
	AutoNation Inc.	3.850%	3/1/32	10,880	9,245
	AutoZone Inc.	3.250%	4/15/25	7,935	7,599
	AutoZone Inc.	3.125%	4/21/26	10,730	10,146
	AutoZone Inc.	3.750%	6/1/27	12,429	11,838
	AutoZone Inc.	4.500%	2/1/28	5,275	5,145
	AutoZone Inc.	3.750%	4/18/29	10,479	9,686
	AutoZone Inc.	4.000%	4/15/30	16,395	15,234
	AutoZone Inc.	1.650%	1/15/31	8,469	6,609
	AutoZone Inc.	4.750%	8/1/32	19,310	18,651
	AutoZone Inc.	4.750%	2/1/33	7,360	7,048
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	9,876
	Best Buy Co. Inc.	1.950%	10/1/30	4,747	3,827

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	3.375%	3/15/25	6,083	5,829
	BorgWarner Inc.	2.650%	7/1/27	14,285	13,008
	BorgWarner Inc.	4.375%	3/15/45	6,815	5,470
[3]	Brown University	2.924%	9/1/50	7,246	5,276
	Brunswick Corp.	0.850%	8/18/24	4,100	3,868
	Brunswick Corp.	2.400%	8/18/31	8,850	6,789
	Brunswick Corp.	4.400%	9/15/32	5,000	4,357
	Brunswick Corp.	5.100%	4/1/52	5,370	4,021
[3]	California Endowment	2.498%	4/1/51	4,015	2,594
	California Institute of Technology	4.321%	8/1/45	1,830	1,673
	California Institute of Technology	4.700%	11/1/11	8,780	7,664
	California Institute of Technology	3.650%	9/1/19	6,375	4,345
[3]	Case Western Reserve University	5.405%	6/1/22	3,370	3,277
	Choice Hotels International Inc.	3.700%	12/1/29	2,270	1,960
	Choice Hotels International Inc.	3.700%	1/15/31	2,355	1,990
	Claremont Mckenna College	3.775%	1/1/22	10,300	7,132
	Darden Restaurants Inc.	3.850%	5/1/27	5,450	5,197
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,426
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,310	3,533
	Dick's Sporting Goods Inc.	4.100%	1/15/52	12,375	8,598
	DR Horton Inc.	2.500%	10/15/24	10,908	10,447
	DR Horton Inc.	2.600%	10/15/25	8,324	7,795
	DR Horton Inc.	1.400%	10/15/27	3,922	3,363
[3]	Duke University	2.682%	10/1/44	10,585	7,858
[3]	Duke University	2.757%	10/1/50	4,000	2,826
[3]	Duke University	2.832%	10/1/55	12,493	8,711
	eBay Inc.	3.450%	8/1/24	8,611	8,421
	eBay Inc.	1.900%	3/11/25	13,130	12,350
	eBay Inc.	5.900%	11/22/25	4,555	4,608
	eBay Inc.	1.400%	5/10/26	9,245	8,350
	eBay Inc.	3.600%	6/5/27	13,037	12,344
	eBay Inc.	2.700%	3/11/30	18,488	15,884
	eBay Inc.	2.600%	5/10/31	10,985	9,185
	eBay Inc.	4.000%	7/15/42	9,850	7,856
	eBay Inc.	3.650%	5/10/51	13,420	9,837
[3]	Emory University	2.143%	9/1/30	10,460	8,777
[3]	Emory University	2.969%	9/1/50	5,262	3,775
[3]	Ford Foundation	2.415%	6/1/50	5,085	3,361
[3]	Ford Foundation	2.815%	6/1/70	12,060	7,538
	Fortune Brands Innovations Inc.	4.000%	6/15/25	9,201	8,904
	Fortune Brands Innovations Inc.	3.250%	9/15/29	8,970	7,838
	Fortune Brands Innovations Inc.	4.000%	3/25/32	5,300	4,718
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,500	6,514
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,460	3,489
	General Motors Co.	4.000%	4/1/25	6,826	6,634
	General Motors Co.	6.125%	10/1/25	5,090	5,123
	General Motors Co.	5.000%	10/1/28	9,709	9,439
	General Motors Co.	5.400%	10/15/29	8,425	8,214
	General Motors Co.	5.600%	10/15/32	12,990	12,593
	General Motors Co.	5.000%	4/1/35	20,408	18,507
	General Motors Co.	6.600%	4/1/36	23,281	23,947
	General Motors Co.	5.150%	4/1/38	12,664	11,300
	General Motors Co.	6.250%	10/2/43	30,652	30,021
	General Motors Co.	5.200%	4/1/45	12,197	10,400
	General Motors Co.	6.750%	4/1/46	18,917	19,119
	General Motors Co.	5.400%	4/1/48	13,147	11,341
	General Motors Co.	5.950%	4/1/49	6,173	5,764
	General Motors Financial Co. Inc.	3.500%	11/7/24	21,313	20,615
	General Motors Financial Co. Inc.	4.000%	1/15/25	28,377	27,496
	General Motors Financial Co. Inc.	2.900%	2/26/25	33,921	32,226
	General Motors Financial Co. Inc.	3.800%	4/7/25	7,119	6,867
	General Motors Financial Co. Inc.	4.350%	4/9/25	15,580	15,176
	General Motors Financial Co. Inc.	2.750%	6/20/25	10,573	9,961
	General Motors Financial Co. Inc.	4.300%	7/13/25	34,597	33,563
	General Motors Financial Co. Inc.	1.250%	1/8/26	11,353	10,142
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,968	14,735
	General Motors Financial Co. Inc.	5.400%	4/6/26	13,540	13,386
	General Motors Financial Co. Inc.	1.500%	6/10/26	25,160	22,249
	General Motors Financial Co. Inc.	4.000%	10/6/26	25,877	24,552
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,563	24,517
	General Motors Financial Co. Inc.	2.350%	2/26/27	110	98
	General Motors Financial Co. Inc.	5.000%	4/9/27	15,160	14,761
	General Motors Financial Co. Inc.	2.700%	8/20/27	9,517	8,429
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.850%	1/5/28	8,188	7,573
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,510	11,650
	General Motors Financial Co. Inc.	5.650%	1/17/29	11,011	10,870
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,610	16,178
	General Motors Financial Co. Inc.	3.600%	6/21/30	13,075	11,323
	General Motors Financial Co. Inc.	2.350%	1/8/31	2,963	2,326
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,905	8,694
	General Motors Financial Co. Inc.	3.100%	1/12/32	6,323	5,114
	General Motors Financial Co. Inc.	6.400%	1/9/33	12,655	12,863
	Genuine Parts Co.	1.750%	2/1/25	2,655	2,487
	Genuine Parts Co.	1.875%	11/1/30	7,160	5,600
[3]	George Washington University	4.300%	9/15/44	6,190	5,545
	George Washington University	4.868%	9/15/45	5,034	4,786
[3]	George Washington University	4.126%	9/15/48	10,865	9,371
[3]	Georgetown University	4.315%	4/1/49	4,350	3,823
[3]	Georgetown University	2.943%	4/1/50	8,385	5,744
	Georgetown University	5.115%	4/1/53	1,800	1,796
[3]	Georgetown University	5.215%	10/1/18	3,937	3,614
	Harley-Davidson Inc.	3.500%	7/28/25	8,650	8,294
	Harley-Davidson Inc.	4.625%	7/28/45	13,965	10,576
	Hasbro Inc.	3.000%	11/19/24	3,744	3,599
	Hasbro Inc.	3.550%	11/19/26	15,136	14,062
	Hasbro Inc.	3.500%	9/15/27	6,256	5,827
	Hasbro Inc.	3.900%	11/19/29	10,374	9,395
	Hasbro Inc.	6.350%	3/15/40	4,974	5,080
	Hasbro Inc.	5.100%	5/15/44	12,337	10,891
	Home Depot Inc.	2.700%	4/15/25	3,375	3,240
	Home Depot Inc.	3.350%	9/15/25	4,113	3,972
	Home Depot Inc.	3.000%	4/1/26	17,486	16,731
	Home Depot Inc.	2.125%	9/15/26	13,519	12,487
	Home Depot Inc.	2.500%	4/15/27	20,668	19,191
	Home Depot Inc.	2.800%	9/14/27	23,896	22,257
	Home Depot Inc.	0.900%	3/15/28	2,758	2,327
	Home Depot Inc.	1.500%	9/15/28	4,528	3,876
	Home Depot Inc.	3.900%	12/6/28	5,488	5,312
	Home Depot Inc.	2.950%	6/15/29	25,750	23,449
	Home Depot Inc.	2.700%	4/15/30	39,191	34,824
	Home Depot Inc.	1.375%	3/15/31	23,467	18,533
	Home Depot Inc.	1.875%	9/15/31	14,218	11,566
	Home Depot Inc.	3.250%	4/15/32	18,452	16,581
	Home Depot Inc.	4.500%	9/15/32	12,784	12,626
	Home Depot Inc.	5.875%	12/16/36	31,931	34,787
	Home Depot Inc.	3.300%	4/15/40	17,006	13,811
	Home Depot Inc.	5.400%	9/15/40	10,172	10,503
	Home Depot Inc.	5.950%	4/1/41	8,830	9,715
	Home Depot Inc.	4.200%	4/1/43	27,842	24,885
	Home Depot Inc.	4.875%	2/15/44	14,446	14,067
	Home Depot Inc.	4.400%	3/15/45	7,230	6,593
	Home Depot Inc.	4.250%	4/1/46	21,053	18,669
	Home Depot Inc.	3.900%	6/15/47	16,313	13,865
	Home Depot Inc.	4.500%	12/6/48	6,332	5,872
	Home Depot Inc.	3.125%	12/15/49	43,635	31,944
	Home Depot Inc.	3.350%	4/15/50	31,712	24,208
	Home Depot Inc.	2.375%	3/15/51	11,475	7,122
	Home Depot Inc.	2.750%	9/15/51	6,809	4,592
	Home Depot Inc.	3.625%	4/15/52	25,335	20,178
	Home Depot Inc.	4.950%	9/15/52	12,670	12,576
	Home Depot Inc.	3.500%	9/15/56	14,456	11,135
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,038	2,797
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,185	11,694
[3]	Howard University	5.209%	10/1/52	4,280	3,523
	Hyatt Hotels Corp.	1.800%	10/1/24	2,045	1,949
	Hyatt Hotels Corp.	4.850%	3/15/26	9,342	9,154
[5]	Hyatt Hotels Corp.	5.750%	1/30/27	4,600	4,589
	Hyatt Hotels Corp.	4.375%	9/15/28	10,728	10,135
	Hyatt Hotels Corp.	5.750%	4/23/30	11,218	11,255
	JD.com Inc.	3.875%	4/29/26	6,970	6,649
	JD.com Inc.	3.375%	1/14/30	9,726	8,721
	JD.com Inc.	4.125%	1/14/50	3,865	3,015
[3]	Johns Hopkins University	4.705%	7/1/32	3,400	3,395
[3]	Johns Hopkins University	4.083%	7/1/53	4,719	4,185
[3]	Johns Hopkins University	2.813%	1/1/60	6,750	4,440
	Lear Corp.	3.800%	9/15/27	3,071	2,867

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lear Corp.	4.250%	5/15/29	9,974	9,361
	Lear Corp.	3.500%	5/30/30	7,600	6,687
	Lear Corp.	2.600%	1/15/32	3,085	2,401
	Lear Corp.	5.250%	5/15/49	7,101	6,213
	Lear Corp.	3.550%	1/15/52	1,555	1,042
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,454
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	13,370
	Leggett & Platt Inc.	4.400%	3/15/29	6,155	5,858
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	5,787
	Leland Stanford Junior University	1.289%	6/1/27	5,333	4,689
	Leland Stanford Junior University	3.647%	5/1/48	15,666	13,398
	Leland Stanford Junior University	2.413%	6/1/50	4,544	3,005
	Lennar Corp.	4.750%	5/30/25	9,655	9,439
	Lennar Corp.	5.250%	6/1/26	19,090	18,917
	Lennar Corp.	4.750%	11/29/27	18,349	17,842
	Lowe's Cos. Inc.	3.125%	9/15/24	9,724	9,430
	Lowe's Cos. Inc.	4.000%	4/15/25	6,202	6,037
	Lowe's Cos. Inc.	4.400%	9/8/25	3,125	3,064
	Lowe's Cos. Inc.	3.375%	9/15/25	17,674	16,945
	Lowe's Cos. Inc.	4.800%	4/1/26	10,535	10,431
	Lowe's Cos. Inc.	2.500%	4/15/26	15,224	14,249
	Lowe's Cos. Inc.	3.350%	4/1/27	8,039	7,595
	Lowe's Cos. Inc.	3.100%	5/3/27	17,155	16,022
	Lowe's Cos. Inc.	1.300%	4/15/28	8,739	7,392
	Lowe's Cos. Inc.	1.700%	9/15/28	11,113	9,449
	Lowe's Cos. Inc.	6.500%	3/15/29	1,600	1,715
	Lowe's Cos. Inc.	3.650%	4/5/29	22,649	20,974
	Lowe's Cos. Inc.	4.500%	4/15/30	6,884	6,695
	Lowe's Cos. Inc.	1.700%	10/15/30	15,315	12,277
	Lowe's Cos. Inc.	2.625%	4/1/31	30,030	25,334
	Lowe's Cos. Inc.	3.750%	4/1/32	34,430	31,131
	Lowe's Cos. Inc.	5.000%	4/15/33	15,265	15,100
	Lowe's Cos. Inc.	5.150%	7/1/33	15,975	15,943
	Lowe's Cos. Inc.	5.000%	4/15/40	8,968	8,404
	Lowe's Cos. Inc.	2.800%	9/15/41	7,885	5,577
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	873
	Lowe's Cos. Inc.	3.700%	4/15/46	17,328	13,230
	Lowe's Cos. Inc.	4.050%	5/3/47	20,197	16,237
	Lowe's Cos. Inc.	4.550%	4/5/49	16,794	14,345
	Lowe's Cos. Inc.	5.125%	4/15/50	7,920	7,432
	Lowe's Cos. Inc.	3.000%	10/15/50	13,712	8,983
	Lowe's Cos. Inc.	3.500%	4/1/51	6,590	4,692
	Lowe's Cos. Inc.	4.250%	4/1/52	23,364	19,064
	Lowe's Cos. Inc.	5.625%	4/15/53	18,400	18,372
	Lowe's Cos. Inc.	5.750%	7/1/53	2,885	2,932
	Lowe's Cos. Inc.	4.450%	4/1/62	20,340	16,383
	Lowe's Cos. Inc.	5.800%	9/15/62	13,898	13,787
	Lowe's Cos. Inc.	5.850%	4/1/63	9,655	9,626
	Magna International Inc.	4.150%	10/1/25	4,034	3,912
	Magna International Inc.	2.450%	6/15/30	5,744	4,869
	Marriott International Inc.	3.750%	3/15/25	9,355	9,058
[3]	Marriott International Inc.	5.750%	5/1/25	1,568	1,572
	Marriott International Inc.	3.750%	10/1/25	6,951	6,679
[3]	Marriott International Inc.	3.125%	6/15/26	10,398	9,767
	Marriott International Inc.	5.000%	10/15/27	7,575	7,520
[3]	Marriott International Inc.	4.000%	4/15/28	10,815	10,207
[3]	Marriott International Inc.	4.650%	12/1/28	4,010	3,886
[3]	Marriott International Inc.	4.625%	6/15/30	14,618	13,998
[3]	Marriott International Inc.	2.850%	4/15/31	11,623	9,774
[3]	Marriott International Inc.	3.500%	10/15/32	9,670	8,350
[3]	Marriott International Inc.	2.750%	10/15/33	7,635	6,072
	Masco Corp.	3.500%	11/15/27	7,402	6,927
	Masco Corp.	1.500%	2/15/28	8,005	6,818
	Masco Corp.	2.000%	10/1/30	4,081	3,220
	Masco Corp.	2.000%	2/15/31	5,508	4,349
	Masco Corp.	4.500%	5/15/47	7,200	5,816
	Masco Corp.	3.125%	2/15/51	2,824	1,780
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	8,368	7,697
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	5,935	4,434
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	1,550	986
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	3.067%	4/1/52	6,600	4,962
	Massachusetts Institute of Technology	5.600%	7/1/11	10,886	12,284
	Massachusetts Institute of Technology	4.678%	7/1/14	7,696	7,200
	Massachusetts Institute of Technology	3.885%	7/1/16	6,640	5,094
[3]	McDonald's Corp.	3.375%	5/26/25	12,498	12,110
[3]	McDonald's Corp.	3.300%	7/1/25	7,508	7,241
[3]	McDonald's Corp.	1.450%	9/1/25	4,045	3,735
[3]	McDonald's Corp.	3.700%	1/30/26	20,137	19,473
[3]	McDonald's Corp.	3.500%	3/1/27	16,044	15,308
[3]	McDonald's Corp.	3.500%	7/1/27	8,053	7,665
[3]	McDonald's Corp.	3.800%	4/1/28	26,425	25,328
[3]	McDonald's Corp.	2.625%	9/1/29	18,201	16,143
[3]	McDonald's Corp.	2.125%	3/1/30	9,047	7,702
[3]	McDonald's Corp.	3.600%	7/1/30	9,131	8,496
[3]	McDonald's Corp.	4.700%	12/9/35	14,980	14,541
[3]	McDonald's Corp.	6.300%	10/15/37	6,051	6,655
[3]	McDonald's Corp.	6.300%	3/1/38	11,574	12,769
[3]	McDonald's Corp.	5.700%	2/1/39	15,200	15,720
[3]	McDonald's Corp.	4.875%	7/15/40	1,996	1,902
[3]	McDonald's Corp.	3.700%	2/15/42	8,824	7,185
[3]	McDonald's Corp.	3.625%	5/1/43	5,554	4,441
[3]	McDonald's Corp.	4.600%	5/26/45	7,533	6,864
[3]	McDonald's Corp.	4.875%	12/9/45	25,984	24,838
[3]	McDonald's Corp.	4.450%	3/1/47	14,602	13,123
[3]	McDonald's Corp.	4.450%	9/1/48	4,646	4,175
[3]	McDonald's Corp.	3.625%	9/1/49	18,818	14,848
[3]	McDonald's Corp.	4.200%	4/1/50	13,070	11,306
[3]	McDonald's Corp.	5.150%	9/9/52	10,205	10,169
	MDC Holdings Inc.	6.000%	1/15/43	9,271	8,351
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	9,109	11,319
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,549
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	5,910
	NIKE Inc.	2.400%	3/27/25	7,895	7,548
	NIKE Inc.	2.375%	11/1/26	13,948	12,960
	NIKE Inc.	2.750%	3/27/27	7,745	7,281
	NIKE Inc.	2.850%	3/27/30	15,563	14,069
	NIKE Inc.	3.250%	3/27/40	12,961	10,651
	NIKE Inc.	3.625%	5/1/43	6,957	5,854
	NIKE Inc.	3.875%	11/1/45	4,553	3,982
	NIKE Inc.	3.375%	11/1/46	6,660	5,337
	NIKE Inc.	3.375%	3/27/50	21,049	17,049
[3]	Northwestern University	4.643%	12/1/44	12,017	11,678
[3]	Northwestern University	2.640%	12/1/50	4,587	3,174
[3]	Northwestern University	3.662%	12/1/57	6,992	5,778
	NVR Inc.	3.000%	5/15/30	11,700	10,139
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,451	5,225
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,694	19,588
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,217	4,081
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,420	6,032
	O'Reilly Automotive Inc.	4.200%	4/1/30	7,666	7,239
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,375	3,447
	Owens Corning	4.200%	12/1/24	10,215	10,004
	Owens Corning	3.400%	8/15/26	5,350	5,062
	Owens Corning	3.950%	8/15/29	5,850	5,438
	Owens Corning	3.875%	6/1/30	5,000	4,575
	Owens Corning	7.000%	12/1/36	409	448
	Owens Corning	4.300%	7/15/47	9,025	7,408
	Owens Corning	4.400%	1/30/48	4,425	3,663
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	119
	President & Fellows of Harvard College	4.875%	10/15/40	6,261	6,330
	President & Fellows of Harvard College	3.150%	7/15/46	9,730	7,502
	President & Fellows of Harvard College	2.517%	10/15/50	10,175	6,862
	President & Fellows of Harvard College	3.745%	11/15/52	4,883	4,184

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	President & Fellows of Harvard College	3.300%	7/15/56	6,452	4,903
	PulteGroup Inc.	5.500%	3/1/26	7,650	7,611
	PulteGroup Inc.	5.000%	1/15/27	20,569	20,282
	PulteGroup Inc.	7.875%	6/15/32	250	284
	PulteGroup Inc.	6.375%	5/15/33	7,526	7,818
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,313
	Ralph Lauren Corp.	3.750%	9/15/25	5,406	5,219
	Ralph Lauren Corp.	2.950%	6/15/30	10,967	9,675
[3]	Rockefeller Foundation	2.492%	10/1/50	15,150	9,852
	Ross Stores Inc.	4.600%	4/15/25	11,134	10,912
	Snap-on Inc.	3.250%	3/1/27	2,667	2,516
	Snap-on Inc.	4.100%	3/1/48	4,624	4,061
	Snap-on Inc.	3.100%	5/1/50	8,066	5,980
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,741	9,236
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,673	2,546
	Stanley Black & Decker Inc.	2.300%	3/15/30	23,640	19,540
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,725	7,205
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,295	5,435
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	8,227	6,274
	Starbucks Corp.	3.800%	8/15/25	28,529	27,631
	Starbucks Corp.	4.750%	2/15/26	3,485	3,451
	Starbucks Corp.	2.450%	6/15/26	18,370	17,118
	Starbucks Corp.	2.000%	3/12/27	5,525	4,965
	Starbucks Corp.	3.500%	3/1/28	5,271	4,953
	Starbucks Corp.	4.000%	11/15/28	5,663	5,436
	Starbucks Corp.	3.550%	8/15/29	3,066	2,863
	Starbucks Corp.	2.250%	3/12/30	13,054	11,047
	Starbucks Corp.	2.550%	11/15/30	22,959	19,586
	Starbucks Corp.	4.800%	2/15/33	6,500	6,426
	Starbucks Corp.	4.300%	6/15/45	7,249	6,319
	Starbucks Corp.	3.750%	12/1/47	11,885	9,406
	Starbucks Corp.	4.500%	11/15/48	16,566	14,814
	Starbucks Corp.	4.450%	8/15/49	7,755	6,866
	Starbucks Corp.	3.350%	3/12/50	7,120	5,230
	Starbucks Corp.	3.500%	11/15/50	18,126	13,775
	Tapestry Inc.	4.125%	7/15/27	3,043	2,859
	Tapestry Inc.	3.050%	3/15/32	6,669	5,328
	Thomas Jefferson University	3.847%	11/1/57	7,800	5,686
	TJX Cos. Inc.	2.250%	9/15/26	22,535	20,793
	TJX Cos. Inc.	1.150%	5/15/28	7,150	6,097
	TJX Cos. Inc.	3.875%	4/15/30	8,825	8,426
	TJX Cos. Inc.	1.600%	5/15/31	5,750	4,664
	TJX Cos. Inc.	4.500%	4/15/50	1,570	1,475
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,580	4,493
	Toll Brothers Finance Corp.	4.350%	2/15/28	10,935	10,266
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,320	4,771
	Toyota Motor Corp.	2.358%	7/2/24	9,035	8,751
	Toyota Motor Corp.	1.339%	3/25/26	14,177	12,860
	Toyota Motor Corp.	3.669%	7/20/28	5,273	5,047
	Toyota Motor Corp.	2.760%	7/2/29	7,679	6,927
	Toyota Motor Credit Corp.	0.625%	9/13/24	22,440	21,203
[3]	Toyota Motor Credit Corp.	4.400%	9/20/24	6,365	6,287
[3]	Toyota Motor Credit Corp.	2.000%	10/7/24	304	291
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	9,995	9,431
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	17,106	16,192
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	3,279	3,159
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,527	12,132
	Toyota Motor Credit Corp.	3.950%	6/30/25	7,275	7,116
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,047	11,815
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	9,103	8,187
	Toyota Motor Credit Corp.	4.450%	5/18/26	10,360	10,205
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	16,109	14,400
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,003	12,276
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	6,669	6,025
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	9,208
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,492	5,419
	Toyota Motor Credit Corp.	5.450%	11/10/27	5,415	5,529
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	12,241	11,345
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	8,803	7,736
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,854	10,214
[3]	Toyota Motor Credit Corp.	4.450%	6/29/29	6,750	6,644
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	14,333	12,287
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	11,200	10,310
	Toyota Motor Credit Corp.	4.550%	5/17/30	6,361	6,205
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,990	6,412
	Toyota Motor Credit Corp.	1.900%	9/12/31	21,224	17,119
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,780	2,328
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,065	5,015
	Tractor Supply Co.	1.750%	11/1/30	6,265	4,966
	Tractor Supply Co.	5.250%	5/15/33	2,500	2,478
[3]	Trustees of Boston College	3.129%	7/1/52	4,763	3,509
[3]	Trustees of Boston University	4.061%	10/1/48	5,387	4,691
	Trustees of Princeton University	5.700%	3/1/39	9,860	10,883
[3]	Trustees of Princeton University	2.516%	7/1/50	7,945	5,457
	Trustees of Princeton University	4.201%	3/1/52	5,945	5,515
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	3,845
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,010	3,586
	Trustees of the University of Pennsylvania	3.610%	2/15/19	3,285	2,296
[3]	University of Chicago	2.761%	4/1/45	4,709	3,586
[3]	University of Chicago	2.547%	4/1/50	9,987	6,829
	University of Chicago	3.000%	10/1/52	3,690	2,662
[3]	University of Chicago	4.003%	10/1/53	7,934	6,972
[3]	University of Miami	4.063%	4/1/52	6,625	5,643
[3]	University of Notre Dame du Lac	3.438%	2/15/45	14,064	11,451
[3]	University of Notre Dame du Lac	3.394%	2/15/48	8,299	6,761
[3]	University of Southern California	3.028%	10/1/39	9,850	7,910
[3]	University of Southern California	3.841%	10/1/47	14,315	12,333
	University of Southern California	2.805%	10/1/50	5,012	3,486
[3]	University of Southern California	2.945%	10/1/51	7,290	5,188
	University of Southern California	5.250%	10/1/11	3,863	3,876
[3]	University of Southern California	3.226%	10/1/20	1,844	1,147
	VF Corp.	2.400%	4/23/25	8,637	8,099
	VF Corp.	2.800%	4/23/27	2,770	2,500
	VF Corp.	2.950%	4/23/30	7,886	6,490
[3]	Washington University	3.524%	4/15/54	8,618	6,932
	Washington University	4.349%	4/15/22	4,525	3,757
	Whirlpool Corp.	3.700%	5/1/25	4,388	4,245
	Whirlpool Corp.	4.750%	2/26/29	20,570	20,062
	Whirlpool Corp.	2.400%	5/15/31	2,772	2,251
	Whirlpool Corp.	4.700%	5/14/32	3,025	2,904
	Whirlpool Corp.	5.500%	3/1/33	4,000	3,992
	Whirlpool Corp.	4.500%	6/1/46	5,857	4,751
	Whirlpool Corp.	4.600%	5/15/50	5,370	4,461
[3]	William Marsh Rice University	3.574%	5/15/45	11,242	9,442
[3]	William Marsh Rice University	3.774%	5/15/55	665	559
[3]	Yale University	0.873%	4/15/25	6,540	6,059
[3]	Yale University	1.482%	4/15/30	12,902	10,671
[3]	Yale University	2.402%	4/15/50	9,059	5,988
					4,719,463
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	3,353	3,580
	Altria Group Inc.	2.350%	5/6/25	3,486	3,281
	Altria Group Inc.	4.400%	2/14/26	20,755	20,322
	Altria Group Inc.	2.625%	9/16/26	14,639	13,555
	Altria Group Inc.	4.800%	2/14/29	16,691	16,231
	Altria Group Inc.	3.400%	5/6/30	5,507	4,854
	Altria Group Inc.	2.450%	2/4/32	19,776	15,466
	Altria Group Inc.	5.800%	2/14/39	16,017	15,654
	Altria Group Inc.	3.400%	2/4/41	35,430	24,780
	Altria Group Inc.	4.250%	8/9/42	11,314	8,841
	Altria Group Inc.	4.500%	5/2/43	21,115	16,820
	Altria Group Inc.	5.375%	1/31/44	3,440	3,235
	Altria Group Inc.	3.875%	9/16/46	30,699	21,555
	Altria Group Inc.	5.950%	2/14/49	25,183	23,809
	Altria Group Inc.	4.450%	5/6/50	12,390	9,143
	Altria Group Inc.	3.700%	2/4/51	12,710	8,526
	Altria Group Inc.	6.200%	2/14/59	3,735	3,643
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	42,339	41,011
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	82,275	80,111
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	157,941	150,849
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	27,465	26,621

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	21,178	19,445
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	36,944	35,175
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	35,776	34,615
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	61,898	61,666
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	25,440	23,680
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	6,048	6,154
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	3,227	3,448
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	28,653	26,595
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,574	11,201
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	17,916	18,562
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,745	6,012
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	7,261	6,676
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	11,482	11,200
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	49,298	45,773
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	22,000	19,845
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	27,099	28,540
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	9,992	9,235
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,445	5,047
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	17,759	19,360
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	8,174	7,411
Archer-Daniels-Midland Co.	2.500%	8/11/26	16,698	15,657
Archer-Daniels-Midland Co.	3.250%	3/27/30	10,507	9,637
Archer-Daniels-Midland Co.	2.900%	3/1/32	9,500	8,273
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	3,746
Archer-Daniels-Midland Co.	4.500%	8/15/33	10,340	10,097
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,583	2,683
Archer-Daniels-Midland Co.	3.750%	9/15/47	4,395	3,637
Archer-Daniels-Midland Co.	4.500%	3/15/49	7,270	6,732
Archer-Daniels-Midland Co.	2.700%	9/15/51	9,385	6,309
Avery Dennison Corp.	4.875%	12/6/28	8,039	7,893
Avery Dennison Corp.	2.650%	4/30/30	10,169	8,552
Avery Dennison Corp.	5.750%	3/15/33	8,000	8,162
BAT Capital Corp.	3.222%	8/15/24	32,246	31,287
BAT Capital Corp.	2.789%	9/6/24	14,990	14,430
BAT Capital Corp.	3.215%	9/6/26	21,196	19,728
BAT Capital Corp.	4.700%	4/2/27	13,786	13,356
BAT Capital Corp.	3.557%	8/15/27	48,459	44,614
BAT Capital Corp.	2.259%	3/25/28	29,039	24,894
BAT Capital Corp.	3.462%	9/6/29	9,670	8,403
BAT Capital Corp.	4.906%	4/2/30	18,553	17,545
BAT Capital Corp.	2.726%	3/25/31	16,515	13,150
BAT Capital Corp.	4.742%	3/16/32	10,360	9,441
BAT Capital Corp.	7.750%	10/19/32	9,315	10,246
BAT Capital Corp.	4.390%	8/15/37	31,513	25,182
BAT Capital Corp.	3.734%	9/25/40	12,515	8,926
BAT Capital Corp.	4.540%	8/15/47	25,154	18,561
BAT Capital Corp.	4.758%	9/6/49	5,221	3,941
BAT Capital Corp.	5.282%	4/2/50	14,126	11,719
BAT Capital Corp.	3.984%	9/25/50	5,440	3,667
BAT Capital Corp.	5.650%	3/16/52	4,820	4,190
BAT International Finance plc	1.668%	3/25/26	25,952	23,335
BAT International Finance plc	4.448%	3/16/28	8,460	7,977
Brown-Forman Corp.	3.500%	4/15/25	5,873	5,691
Brown-Forman Corp.	4.750%	4/15/33	8,030	8,066
Brown-Forman Corp.	4.000%	4/15/38	1,450	1,281
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown-Forman Corp.	4.500%	7/15/45	6,127	5,695
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,993	4,597
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	11,507
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,426	7,019
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,727	10,687
	Campbell Soup Co.	3.950%	3/15/25	16,201	15,757
	Campbell Soup Co.	3.300%	3/19/25	7,636	7,335
	Campbell Soup Co.	4.150%	3/15/28	20,505	19,652
	Campbell Soup Co.	2.375%	4/24/30	7,200	6,062
	Campbell Soup Co.	3.125%	4/24/50	6,926	4,786
	Church & Dwight Co. Inc.	3.150%	8/1/27	4,986	4,702
	Church & Dwight Co. Inc.	3.950%	8/1/47	5,209	4,307
	Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	9,028
	Clorox Co.	3.100%	10/1/27	7,787	7,214
	Clorox Co.	3.900%	5/15/28	6,550	6,244
	Clorox Co.	1.800%	5/15/30	8,681	7,110
	Coca-Cola Co.	1.750%	9/6/24	15,328	14,808
	Coca-Cola Co.	3.375%	3/25/27	3,968	3,828
	Coca-Cola Co.	2.900%	5/25/27	10,931	10,344
	Coca-Cola Co.	1.450%	6/1/27	13,898	12,431
	Coca-Cola Co.	1.500%	3/5/28	12,135	10,673
	Coca-Cola Co.	1.000%	3/15/28	14,253	12,254
	Coca-Cola Co.	2.125%	9/6/29	9,217	8,092
	Coca-Cola Co.	3.450%	3/25/30	10,677	10,081
	Coca-Cola Co.	1.650%	6/1/30	29,892	24,918
	Coca-Cola Co.	2.000%	3/5/31	5,645	4,755
	Coca-Cola Co.	1.375%	3/15/31	19,644	15,739
	Coca-Cola Co.	2.250%	1/5/32	10,297	8,768
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,550
	Coca-Cola Co.	2.500%	6/1/40	23,945	18,021
	Coca-Cola Co.	2.875%	5/5/41	10,135	8,021
	Coca-Cola Co.	4.200%	3/25/50	12,565	11,891
	Coca-Cola Co.	2.600%	6/1/50	17,958	12,587
	Coca-Cola Co.	3.000%	3/5/51	6,255	4,764
	Coca-Cola Co.	2.500%	3/15/51	46,353	31,674
	Coca-Cola Co.	2.750%	6/1/60	3,089	2,131
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,500	8,206
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,077	8,015
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	6,184	4,840
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,500	11,501
	Colgate-Palmolive Co.	3.100%	8/15/25	6,694	6,447
	Colgate-Palmolive Co.	3.100%	8/15/27	7,155	6,811
	Colgate-Palmolive Co.	4.600%	3/1/28	5,374	5,409
	Colgate-Palmolive Co.	3.250%	8/15/32	11,475	10,527
	Colgate-Palmolive Co.	4.600%	3/1/33	7,500	7,632
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	5,307	4,816
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	5,989	5,234
	Conagra Brands Inc.	4.600%	11/1/25	13,190	12,894
	Conagra Brands Inc.	1.375%	11/1/27	14,124	11,975
	Conagra Brands Inc.	7.000%	10/1/28	2,284	2,434
	Conagra Brands Inc.	4.850%	11/1/28	5,846	5,704
	Conagra Brands Inc.	8.250%	9/15/30	2,052	2,370
	Conagra Brands Inc.	5.300%	11/1/38	6,270	6,025
	Conagra Brands Inc.	5.400%	11/1/48	2,618	2,495
[3]	Conopco Inc.	7.250%	12/15/26	750	801
	Constellation Brands Inc.	4.750%	11/15/24	11,881	11,725
	Constellation Brands Inc.	4.400%	11/15/25	14,478	14,183
	Constellation Brands Inc.	4.750%	12/1/25	9,799	9,635
	Constellation Brands Inc.	3.700%	12/6/26	12,960	12,349
	Constellation Brands Inc.	3.500%	5/9/27	10,180	9,651
	Constellation Brands Inc.	3.600%	2/15/28	14,025	13,174
	Constellation Brands Inc.	4.650%	11/15/28	6,612	6,494
	Constellation Brands Inc.	3.150%	8/1/29	15,751	14,221
	Constellation Brands Inc.	2.875%	5/1/30	4,113	3,571
	Constellation Brands Inc.	2.250%	8/1/31	13,883	11,358
	Constellation Brands Inc.	4.750%	5/9/32	5,691	5,523
	Constellation Brands Inc.	4.900%	5/1/33	10,000	9,819
	Constellation Brands Inc.	4.500%	5/9/47	15,413	13,310
	Constellation Brands Inc.	4.100%	2/15/48	9,960	8,087
	Constellation Brands Inc.	5.250%	11/15/48	9,526	9,147
	Constellation Brands Inc.	3.750%	5/1/50	8,315	6,543
	Costco Wholesale Corp.	3.000%	5/18/27	18,239	17,320
	Costco Wholesale Corp.	1.375%	6/20/27	50,245	44,395

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Costco Wholesale Corp.	1.600%	4/20/30	38,074	31,699
Costco Wholesale Corp.	1.750%	4/20/32	24,876	20,100
Delhaize America LLC	9.000%	4/15/31	3,805	4,575
Diageo Capital plc	2.125%	10/24/24	15,264	14,599
Diageo Capital plc	1.375%	9/29/25	10,565	9,724
Diageo Capital plc	5.200%	10/24/25	5,723	5,733
Diageo Capital plc	5.300%	10/24/27	5,680	5,779
Diageo Capital plc	3.875%	5/18/28	4,126	3,949
Diageo Capital plc	2.375%	10/24/29	7,925	6,879
Diageo Capital plc	2.000%	4/29/30	13,529	11,409
Diageo Capital plc	2.125%	4/29/32	16,559	13,464
Diageo Capital plc	5.500%	1/24/33	7,955	8,417
Diageo Capital plc	5.875%	9/30/36	4,328	4,638
Diageo Capital plc	3.875%	4/29/43	9,386	7,977
Diageo Investment Corp.	7.450%	4/15/35	2,877	3,481
Diageo Investment Corp.	4.250%	5/11/42	4,792	4,347
Dollar General Corp.	4.250%	9/20/24	5,030	4,936
Dollar General Corp.	4.150%	11/1/25	6,750	6,550
Dollar General Corp.	3.875%	4/15/27	10,332	9,867
Dollar General Corp.	4.625%	11/1/27	2,920	2,859
Dollar General Corp.	4.125%	5/1/28	8,104	7,712
Dollar General Corp.	5.200%	7/5/28	4,575	4,528
Dollar General Corp.	3.500%	4/3/30	15,847	14,194
Dollar General Corp.	5.000%	11/1/32	5,710	5,552
Dollar General Corp.	5.450%	7/5/33	13,500	13,381
Dollar General Corp.	4.125%	4/3/50	12,795	10,025
Dollar Tree Inc.	4.000%	5/15/25	20,145	19,518
Dollar Tree Inc.	4.200%	5/15/28	17,596	16,680
Dollar Tree Inc.	3.375%	12/1/51	4,385	2,957
Estee Lauder Cos. Inc.	2.000%	12/1/24	5,363	5,117
Estee Lauder Cos. Inc.	3.150%	3/15/27	8,963	8,522
Estee Lauder Cos. Inc.	4.375%	5/15/28	4,300	4,237
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,599	10,890
Estee Lauder Cos. Inc.	2.600%	4/15/30	14,445	12,643
Estee Lauder Cos. Inc.	1.950%	3/15/31	13,574	11,155
Estee Lauder Cos. Inc.	4.650%	5/15/33	8,863	8,718
Estee Lauder Cos. Inc.	6.000%	5/15/37	5,087	5,575
Estee Lauder Cos. Inc.	4.375%	6/15/45	6,333	5,615
Estee Lauder Cos. Inc.	4.150%	3/15/47	3,527	3,087
Estee Lauder Cos. Inc.	3.125%	12/1/49	7,602	5,555
Estee Lauder Cos. Inc.	5.150%	5/15/53	8,643	8,789
Flowers Foods Inc.	3.500%	10/1/26	5,487	5,150
Flowers Foods Inc.	2.400%	3/15/31	5,940	4,857
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	23,560	17,983
General Mills Inc.	4.000%	4/17/25	2,382	2,323
General Mills Inc.	3.200%	2/10/27	14,108	13,344
General Mills Inc.	4.200%	4/17/28	22,369	21,730
General Mills Inc.	2.875%	4/15/30	7,901	7,020
General Mills Inc.	2.250%	10/14/31	4,988	4,089
General Mills Inc.	4.950%	3/29/33	10,230	10,140
General Mills Inc.	3.000%	2/1/51	7,544	5,339
Haleon US Capital LLC	3.375%	3/24/27	25,139	23,534
Haleon US Capital LLC	3.375%	3/24/29	12,754	11,590
Haleon US Capital LLC	3.625%	3/24/32	33,730	30,249
Haleon US Capital LLC	4.000%	3/24/52	8,345	6,926
Hershey Co.	2.050%	11/15/24	2,321	2,227
Hershey Co.	3.200%	8/21/25	7,370	7,090
Hershey Co.	2.300%	8/15/26	10,007	9,346
Hershey Co.	4.250%	5/4/28	2,250	2,227
Hershey Co.	2.450%	11/15/29	4,550	3,993
Hershey Co.	1.700%	6/1/30	2,373	1,965
Hershey Co.	4.500%	5/4/33	2,450	2,434
Hershey Co.	3.375%	8/15/46	640	489
Hershey Co.	3.125%	11/15/49	4,646	3,428
Hershey Co.	2.650%	6/1/50	2,660	1,797
Hormel Foods Corp.	1.700%	6/3/28	6,414	5,573
Hormel Foods Corp.	1.800%	6/11/30	12,898	10,775
Hormel Foods Corp.	3.050%	6/3/51	7,193	5,124
Ingredion Inc.	3.200%	10/1/26	5,490	5,117
Ingredion Inc.	2.900%	6/1/30	11,024	9,522
Ingredion Inc.	3.900%	6/1/50	1,725	1,282
J M Smucker Co.	3.500%	3/15/25	14,966	14,463
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	3.375%	12/15/27	13,345	12,501
	J M Smucker Co.	2.375%	3/15/30	10,305	8,778
	J M Smucker Co.	2.125%	3/15/32	5,250	4,203
	J M Smucker Co.	4.250%	3/15/35	8,073	7,353
	J M Smucker Co.	2.750%	9/15/41	3,125	2,185
	J M Smucker Co.	3.550%	3/15/50	2,497	1,834
[7]	JBS USA LUX SA	5.125%	2/1/28	14,258	13,680
[7]	JBS USA LUX SA	5.500%	1/15/30	13,395	12,839
[7]	JBS USA LUX SA	3.750%	12/1/31	9,603	7,923
[7]	JBS USA LUX SA	3.625%	1/15/32	2,280	1,851
[7]	JBS USA LUX SA	5.750%	4/1/33	27,555	25,951
[7]	JBS USA LUX SA	4.375%	2/2/52	14,151	9,960
[7]	JBS USA LUX SA	6.500%	12/1/52	31,580	29,870
	Kellogg Co.	3.250%	4/1/26	10,983	10,461
	Kellogg Co.	3.400%	11/15/27	8,167	7,649
	Kellogg Co.	4.300%	5/15/28	6,633	6,421
	Kellogg Co.	2.100%	6/1/30	1,250	1,036
[3]	Kellogg Co.	7.450%	4/1/31	6,220	7,082
	Kellogg Co.	4.500%	4/1/46	8,025	7,114
[7]	Kenvue Inc.	5.500%	3/22/25	9,640	9,665
[7]	Kenvue Inc.	5.350%	3/22/26	10,360	10,434
[7]	Kenvue Inc.	5.050%	3/22/28	12,710	12,814
[7]	Kenvue Inc.	5.000%	3/22/30	12,730	12,844
[7]	Kenvue Inc.	4.900%	3/22/33	32,500	32,863
[7]	Kenvue Inc.	5.100%	3/22/43	9,765	9,923
[7]	Kenvue Inc.	5.050%	3/22/53	19,280	19,654
[7]	Kenvue Inc.	5.200%	3/22/63	9,725	9,954
	Keurig Dr Pepper Inc.	4.417%	5/25/25	5,652	5,548
	Keurig Dr Pepper Inc.	3.400%	11/15/25	8,515	8,156
	Keurig Dr Pepper Inc.	2.550%	9/15/26	9,796	9,019
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,771	8,279
	Keurig Dr Pepper Inc.	3.950%	4/15/29	16,605	15,651
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,439	21,922
	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,055	8,278
	Keurig Dr Pepper Inc.	4.050%	4/15/32	13,025	12,105
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,404	3,857
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,966	4,246
	Keurig Dr Pepper Inc.	5.085%	5/25/48	55	52
	Keurig Dr Pepper Inc.	3.800%	5/1/50	10,967	8,656
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,840	4,173
	Keurig Dr Pepper Inc.	4.500%	4/15/52	17,755	15,642
	Kimberly-Clark Corp.	3.050%	8/15/25	4,930	4,741
	Kimberly-Clark Corp.	2.750%	2/15/26	10,377	9,839
	Kimberly-Clark Corp.	1.050%	9/15/27	4,851	4,190
	Kimberly-Clark Corp.	3.950%	11/1/28	4,485	4,353
	Kimberly-Clark Corp.	3.200%	4/25/29	7,068	6,560
	Kimberly-Clark Corp.	3.100%	3/26/30	9,694	8,848
	Kimberly-Clark Corp.	2.000%	11/2/31	10,621	8,770
	Kimberly-Clark Corp.	6.625%	8/1/37	3,488	4,105
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	10,936
	Kimberly-Clark Corp.	3.200%	7/30/46	6,880	5,167
	Kimberly-Clark Corp.	3.900%	5/4/47	5,455	4,665
	Kimberly-Clark Corp.	2.875%	2/7/50	2,494	1,794
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,989	3,013
	Kraft Heinz Foods Co.	3.000%	6/1/26	22,580	21,300
	Kraft Heinz Foods Co.	3.875%	5/15/27	16,840	16,170
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,585	4,257
	Kraft Heinz Foods Co.	5.000%	7/15/35	15,035	14,803
	Kraft Heinz Foods Co.	6.875%	1/26/39	10,350	11,641
	Kraft Heinz Foods Co.	4.625%	10/1/39	55	50
	Kraft Heinz Foods Co.	6.500%	2/9/40	17,645	19,036
	Kraft Heinz Foods Co.	5.000%	6/4/42	7,272	6,802
	Kraft Heinz Foods Co.	5.200%	7/15/45	23,214	22,021
	Kraft Heinz Foods Co.	4.375%	6/1/46	35,338	30,111
	Kraft Heinz Foods Co.	4.875%	10/1/49	28,471	25,967
	Kraft Heinz Foods Co.	5.500%	6/1/50	20,391	20,252
	Kroger Co.	3.500%	2/1/26	13,916	13,351
	Kroger Co.	2.650%	10/15/26	15,684	14,540
	Kroger Co.	3.700%	8/1/27	2,822	2,695
[3]	Kroger Co.	7.700%	6/1/29	5,250	5,879
	Kroger Co.	8.000%	9/15/29	4,085	4,628
	Kroger Co.	2.200%	5/1/30	5,618	4,650
	Kroger Co.	7.500%	4/1/31	3,354	3,821

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	6.900%	4/15/38	7,123	7,912
Kroger Co.	5.400%	7/15/40	4,957	4,776
Kroger Co.	5.000%	4/15/42	6,947	6,337
Kroger Co.	5.150%	8/1/43	4,600	4,247
Kroger Co.	3.875%	10/15/46	13,855	10,682
Kroger Co.	4.450%	2/1/47	20,658	18,030
Kroger Co.	4.650%	1/15/48	6,316	5,555
Kroger Co.	3.950%	1/15/50	8,389	6,716
McCormick & Co. Inc.	3.150%	8/15/24	11,019	10,694
McCormick & Co. Inc.	0.900%	2/15/26	6,266	5,590
McCormick & Co. Inc.	3.400%	8/15/27	10,536	9,861
McCormick & Co. Inc.	2.500%	4/15/30	8,092	6,846
McCormick & Co. Inc.	1.850%	2/15/31	5,439	4,310
McCormick & Co. Inc.	4.950%	4/15/33	5,000	4,910
McCormick & Co. Inc.	4.200%	8/15/47	6,223	5,149
Mead Johnson Nutrition Co.	4.125%	11/15/25	14,206	13,861
Mead Johnson Nutrition Co.	5.900%	11/1/39	7,320	7,711
Mead Johnson Nutrition Co.	4.600%	6/1/44	13,676	12,278
Molson Coors Beverage Co.	3.000%	7/15/26	30,885	28,861
Molson Coors Beverage Co.	5.000%	5/1/42	17,524	16,305
Molson Coors Beverage Co.	4.200%	7/15/46	22,712	18,713
Mondelez International Inc.	1.500%	5/4/25	8,477	7,909
Mondelez International Inc.	2.625%	3/17/27	9,410	8,689
Mondelez International Inc.	2.750%	4/13/30	10,327	9,053
Mondelez International Inc.	1.500%	2/4/31	9,520	7,486
Mondelez International Inc.	3.000%	3/17/32	5,527	4,787
Mondelez International Inc.	1.875%	10/15/32	9,400	7,309
Mondelez International Inc.	2.625%	9/4/50	15,667	10,130
PepsiCo Inc.	2.250%	3/19/25	20,750	19,797
PepsiCo Inc.	2.750%	4/30/25	20,836	19,938
PepsiCo Inc.	3.500%	7/17/25	13,713	13,342
PepsiCo Inc.	2.850%	2/24/26	11,843	11,305
PepsiCo Inc.	2.375%	10/6/26	18,108	16,991
PepsiCo Inc.	2.625%	3/19/27	12,568	11,735
PepsiCo Inc.	3.000%	10/15/27	9,168	8,628
PepsiCo Inc.	3.600%	2/18/28	7,647	7,370
PepsiCo Inc.	4.450%	5/15/28	6,575	6,572
PepsiCo Inc.	2.625%	7/29/29	15,840	14,272
PepsiCo Inc.	2.750%	3/19/30	37,767	33,993
PepsiCo Inc.	1.625%	5/1/30	15,095	12,567
PepsiCo Inc.	1.400%	2/25/31	11,856	9,548
PepsiCo Inc.	1.950%	10/21/31	5,365	4,436
PepsiCo Inc.	3.500%	3/19/40	10,595	8,949
PepsiCo Inc.	2.625%	10/21/41	9,922	7,499
PepsiCo Inc.	4.000%	3/5/42	8,917	8,027
PepsiCo Inc.	3.600%	8/13/42	10,884	9,252
PepsiCo Inc.	4.250%	10/22/44	4,579	4,168
PepsiCo Inc.	4.450%	4/14/46	14,983	14,447
PepsiCo Inc.	3.450%	10/6/46	20,574	16,990
PepsiCo Inc.	4.000%	5/2/47	6,633	6,088
PepsiCo Inc.	3.375%	7/29/49	7,465	6,077
PepsiCo Inc.	2.875%	10/15/49	13,584	10,223
PepsiCo Inc.	3.625%	3/19/50	5,741	4,885
PepsiCo Inc.	2.750%	10/21/51	6,470	4,648
PepsiCo Inc.	4.200%	7/18/52	10,623	9,951
PepsiCo Inc.	4.650%	2/15/53	5,635	5,660
PepsiCo Inc.	3.875%	3/19/60	4,070	3,529
Philip Morris International Inc.	3.250%	11/10/24	14,965	14,539
Philip Morris International Inc.	5.125%	11/15/24	7,090	7,060
Philip Morris International Inc.	1.500%	5/1/25	6,121	5,725
Philip Morris International Inc.	3.375%	8/11/25	8,289	7,983
Philip Morris International Inc.	5.000%	11/17/25	10,050	10,003
Philip Morris International Inc.	4.875%	2/13/26	7,939	7,882
Philip Morris International Inc.	2.750%	2/25/26	17,981	16,903
Philip Morris International Inc.	0.875%	5/1/26	5,456	4,869
Philip Morris International Inc.	3.125%	8/17/27	5,710	5,338
Philip Morris International Inc.	5.125%	11/17/27	18,160	18,219
Philip Morris International Inc.	4.875%	2/15/28	16,278	16,053
Philip Morris International Inc.	3.125%	3/2/28	6,049	5,568
Philip Morris International Inc.	3.375%	8/15/29	10,446	9,435
Philip Morris International Inc.	5.625%	11/17/29	15,280	15,569
Philip Morris International Inc.	5.125%	2/15/30	11,035	10,914
Philip Morris International Inc.	2.100%	5/1/30	14,495	11,998
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.750%	11/17/32	28,044	28,740
	Philip Morris International Inc.	5.375%	2/15/33	29,193	29,141
	Philip Morris International Inc.	6.375%	5/16/38	13,430	14,693
	Philip Morris International Inc.	4.375%	11/15/41	23,718	20,272
	Philip Morris International Inc.	4.500%	3/20/42	9,648	8,318
	Philip Morris International Inc.	3.875%	8/21/42	16,225	12,861
	Philip Morris International Inc.	4.125%	3/4/43	10,145	8,284
	Philip Morris International Inc.	4.875%	11/15/43	10,102	9,061
	Philip Morris International Inc.	4.250%	11/10/44	6,766	5,630
	Pilgrim's Pride Corp.	4.250%	4/15/31	12,715	10,909
[7]	Pilgrim's Pride Corp.	3.500%	3/1/32	25	20
	Pilgrim's Pride Corp.	3.500%	3/1/32	8,898	7,086
	Pilgrim's Pride Corp.	6.250%	7/1/33	15,000	14,592
	Procter & Gamble Co.	0.550%	10/29/25	6,385	5,796
	Procter & Gamble Co.	2.700%	2/2/26	19,055	18,238
	Procter & Gamble Co.	2.450%	11/3/26	15,148	14,188
	Procter & Gamble Co.	2.800%	3/25/27	19,692	18,555
	Procter & Gamble Co.	2.850%	8/11/27	2,682	2,515
	Procter & Gamble Co.	3.000%	3/25/30	32,387	29,990
	Procter & Gamble Co.	1.200%	10/29/30	20,475	16,555
	Procter & Gamble Co.	4.050%	1/26/33	10,000	9,882
	Procter & Gamble Co.	5.550%	3/5/37	1,755	1,958
	Procter & Gamble Co.	3.550%	3/25/40	9,986	8,832
	Procter & Gamble Co.	3.500%	10/25/47	11,027	9,323
	Procter & Gamble Co.	3.600%	3/25/50	5,669	4,805
	Reynolds American Inc.	4.450%	6/12/25	38,476	37,404
	Reynolds American Inc.	5.700%	8/15/35	12,942	12,177
	Reynolds American Inc.	7.250%	6/15/37	3,873	4,065
[3]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,837
[3]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,334
	Reynolds American Inc.	6.150%	9/15/43	9,681	9,311
	Reynolds American Inc.	5.850%	8/15/45	35,317	31,458
	Sysco Corp.	3.750%	10/1/25	9,272	8,966
	Sysco Corp.	3.300%	7/15/26	19,652	18,577
	Sysco Corp.	3.250%	7/15/27	21,772	20,346
	Sysco Corp.	2.400%	2/15/30	3,950	3,369
	Sysco Corp.	5.950%	4/1/30	11,874	12,421
	Sysco Corp.	2.450%	12/14/31	6,000	4,906
	Sysco Corp.	6.600%	4/1/40	14,138	15,281
	Sysco Corp.	4.850%	10/1/45	8,460	7,526
	Sysco Corp.	4.500%	4/1/46	4,249	3,614
	Sysco Corp.	4.450%	3/15/48	8,261	7,048
	Sysco Corp.	3.300%	2/15/50	7,200	5,157
	Sysco Corp.	6.600%	4/1/50	17,454	19,899
	Sysco Corp.	3.150%	12/14/51	8,877	6,146
	Target Corp.	3.500%	7/1/24	13,849	13,597
	Target Corp.	2.250%	4/15/25	14,470	13,800
	Target Corp.	2.500%	4/15/26	11,540	10,921
	Target Corp.	1.950%	1/15/27	6,035	5,525
	Target Corp.	3.375%	4/15/29	17,671	16,568
	Target Corp.	2.350%	2/15/30	9,569	8,288
	Target Corp.	2.650%	9/15/30	11,438	9,986
	Target Corp.	4.400%	1/15/33	5,000	4,860
	Target Corp.	6.500%	10/15/37	6,027	6,832
	Target Corp.	7.000%	1/15/38	10,122	12,196
	Target Corp.	4.000%	7/1/42	3,013	2,707
	Target Corp.	3.625%	4/15/46	10,285	8,355
	Target Corp.	3.900%	11/15/47	1,770	1,496
	Target Corp.	2.950%	1/15/52	16,380	11,449
	Target Corp.	4.800%	1/15/53	9,435	9,025
	Tyson Foods Inc.	3.950%	8/15/24	21,504	21,106
	Tyson Foods Inc.	4.000%	3/1/26	14,156	13,675
	Tyson Foods Inc.	3.550%	6/2/27	15,992	15,039
	Tyson Foods Inc.	4.350%	3/1/29	17,878	17,032
	Tyson Foods Inc.	5.150%	8/15/44	14,462	13,141
	Tyson Foods Inc.	4.550%	6/2/47	2,390	1,998
	Tyson Foods Inc.	5.100%	9/28/48	7,017	6,387
	Unilever Capital Corp.	0.626%	8/12/24	3,000	2,840
	Unilever Capital Corp.	3.375%	3/22/25	266	258
	Unilever Capital Corp.	3.100%	7/30/25	9,891	9,505
	Unilever Capital Corp.	2.000%	7/28/26	11,245	10,380
	Unilever Capital Corp.	2.900%	5/5/27	6,650	6,220
	Unilever Capital Corp.	3.500%	3/22/28	2,525	2,418

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	2.125%	9/6/29	19,590	16,947
	Unilever Capital Corp.	1.375%	9/14/30	4,792	3,843
	Unilever Capital Corp.	1.750%	8/12/31	7,190	5,813
	Unilever Capital Corp.	5.900%	11/15/32	9,025	9,871
[3]	Unilever Capital Corp.	2.625%	8/12/51	14,325	9,814
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	13,908	13,554
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,910	27,151
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,610	3,918
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	6,524	5,406
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	10,838	7,717
	Walmart Inc.	2.850%	7/8/24	8,894	8,675
	Walmart Inc.	2.650%	12/15/24	24,586	23,700
	Walmart Inc.	3.550%	6/26/25	23,685	23,078
	Walmart Inc.	3.900%	9/9/25	16,010	15,685
	Walmart Inc.	4.000%	4/15/26	4,200	4,127
	Walmart Inc.	3.050%	7/8/26	28,554	27,352
	Walmart Inc.	1.050%	9/17/26	6,069	5,418
	Walmart Inc.	3.950%	9/9/27	10,000	9,818
	Walmart Inc.	3.900%	4/15/28	9,480	9,253
	Walmart Inc.	3.700%	6/26/28	32,621	31,570
	Walmart Inc.	1.500%	9/22/28	10,942	9,500
	Walmart Inc.	3.250%	7/8/29	22,218	20,838
	Walmart Inc.	2.375%	9/24/29	13,630	12,066
	Walmart Inc.	4.000%	4/15/30	3,500	3,404
	Walmart Inc.	1.800%	9/22/31	5,143	4,271
	Walmart Inc.	4.150%	9/9/32	15,000	14,786
	Walmart Inc.	4.100%	4/15/33	28,436	27,610
	Walmart Inc.	5.250%	9/1/35	13,041	13,911
	Walmart Inc.	6.500%	8/15/37	798	943
	Walmart Inc.	6.200%	4/15/38	15,844	18,264
	Walmart Inc.	3.950%	6/28/38	14,369	13,257
	Walmart Inc.	5.625%	4/1/40	4,793	5,228
	Walmart Inc.	5.000%	10/25/40	4,065	4,150
	Walmart Inc.	5.625%	4/15/41	2,745	3,003
	Walmart Inc.	4.000%	4/11/43	20,827	18,622
	Walmart Inc.	4.300%	4/22/44	5,500	5,132
	Walmart Inc.	3.625%	12/15/47	9,204	7,768
	Walmart Inc.	4.050%	6/29/48	16,196	14,968
	Walmart Inc.	2.950%	9/24/49	10,136	7,568
	Walmart Inc.	4.500%	9/9/52	10,000	9,760
	Walmart Inc.	4.500%	4/15/53	31,115	30,342
					5,445,590
Energy (1.9%)
	Apache Corp.	4.375%	10/15/28	1,121	1,021
	Apache Corp.	4.250%	1/15/30	3,215	2,862
	Apache Corp.	6.000%	1/15/37	5,583	5,022
	Apache Corp.	5.100%	9/1/40	14,312	11,663
	Apache Corp.	5.250%	2/1/42	3,003	2,367
	Apache Corp.	4.750%	4/15/43	5,424	3,996
	Apache Corp.	5.350%	7/1/49	4,870	3,789
	Baker Hughes Holdings LLC	2.061%	12/15/26	6,165	5,560
	Baker Hughes Holdings LLC	3.337%	12/15/27	18,990	17,595
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,530	5,830
	Baker Hughes Holdings LLC	4.486%	5/1/30	6,939	6,719
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	14,712
	Baker Hughes Holdings LLC	4.080%	12/15/47	16,535	13,405
	Boardwalk Pipelines LP	4.950%	12/15/24	8,804	8,652
	Boardwalk Pipelines LP	5.950%	6/1/26	16,721	16,855
	Boardwalk Pipelines LP	4.450%	7/15/27	7,120	6,797
	Boardwalk Pipelines LP	3.600%	9/1/32	5,936	5,050
	BP Capital Markets America Inc.	3.796%	9/21/25	22,329	21,760
	BP Capital Markets America Inc.	3.410%	2/11/26	16,781	16,133
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	21,435	20,408
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	11,617	10,936
	BP Capital Markets America Inc.	3.543%	4/6/27	13,848	13,232
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	8,528	8,160
	BP Capital Markets America Inc.	3.937%	9/21/28	15,828	15,167
	BP Capital Markets America Inc.	4.234%	11/6/28	19,215	18,683
	BP Capital Markets America Inc.	3.633%	4/6/30	25,406	23,694
	BP Capital Markets America Inc.	1.749%	8/10/30	7,135	5,843
	BP Capital Markets America Inc.	2.721%	1/12/32	16,272	13,831
	BP Capital Markets America Inc.	4.812%	2/13/33	28,370	27,982
	BP Capital Markets America Inc.	4.893%	9/11/33	19,114	18,923
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.060%	6/17/41	21,830	16,577
	BP Capital Markets America Inc.	3.000%	2/24/50	34,569	24,128
	BP Capital Markets America Inc.	2.772%	11/10/50	28,414	18,865
	BP Capital Markets America Inc.	2.939%	6/4/51	22,833	15,639
	BP Capital Markets America Inc.	3.001%	3/17/52	17,525	12,119
	BP Capital Markets America Inc.	3.379%	2/8/61	17,675	12,583
	BP Capital Markets plc	3.279%	9/19/27	29,632	27,938
	BP Capital Markets plc	3.723%	11/28/28	17,284	16,363
	Burlington Resources LLC	7.200%	8/15/31	4,213	4,812
	Burlington Resources LLC	7.400%	12/1/31	5,900	6,822
	Canadian Natural Resources Ltd.	3.900%	2/1/25	758	733
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,050	5,639
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,720	21,463
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,919	7,667
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,383	5,863
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,786	8,036
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,783	4,655
	Canadian Natural Resources Ltd.	6.500%	2/15/37	13,113	13,347
	Canadian Natural Resources Ltd.	6.250%	3/15/38	16,897	17,221
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,334	6,609
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	9,253	8,276
	Cenovus Energy Inc.	4.250%	4/15/27	5,050	4,836
	Cenovus Energy Inc.	2.650%	1/15/32	10,075	8,134
	Cenovus Energy Inc.	5.250%	6/15/37	10,651	9,821
	Cenovus Energy Inc.	6.800%	9/15/37	6,471	6,731
	Cenovus Energy Inc.	6.750%	11/15/39	11,758	12,379
	Cenovus Energy Inc.	5.400%	6/15/47	16,467	14,921
	Cenovus Energy Inc.	3.750%	2/15/52	10,620	7,539
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	21,061	20,978
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	31,538	31,025
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	21,900	19,866
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	12,393	9,766
	Cheniere Energy Inc.	4.625%	10/15/28	18,120	16,947
	Cheniere Energy Partners LP	4.500%	10/1/29	19,239	17,668
	Cheniere Energy Partners LP	4.000%	3/1/31	23,930	21,076
	Cheniere Energy Partners LP	3.250%	1/31/32	20,000	16,501
[7]	Cheniere Energy Partners LP	5.950%	6/30/33	6,717	6,744
	Chevron Corp.	1.554%	5/11/25	35,120	32,935
	Chevron Corp.	3.326%	11/17/25	9,719	9,394
	Chevron Corp.	2.954%	5/16/26	27,072	25,776
	Chevron Corp.	1.995%	5/11/27	10,139	9,213
	Chevron Corp.	2.236%	5/11/30	20,396	17,780
	Chevron Corp.	3.078%	5/11/50	15,013	11,192
	Chevron USA Inc.	3.900%	11/15/24	7,465	7,336
	Chevron USA Inc.	0.687%	8/12/25	10,590	9,681
	Chevron USA Inc.	1.018%	8/12/27	11,083	9,648
	Chevron USA Inc.	3.850%	1/15/28	8,157	7,961
	Chevron USA Inc.	3.250%	10/15/29	13,338	12,345
	Chevron USA Inc.	5.250%	11/15/43	9,299	9,465
	Chevron USA Inc.	2.343%	8/12/50	8,107	5,180
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	1,600	1,436
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,500	8,445
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	6,800
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	6,236
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	1,000	872
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,100	5,884
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	19,246	18,896
	CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	13,170
	CNOOC Petroleum North America ULC	5.875%	3/10/35	6,775	7,161
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,377	18,160
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	6,281
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	18,264
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,138	6,061
	Conoco Funding Co.	7.250%	10/15/31	3,914	4,477
	ConocoPhillips	4.300%	8/15/28	14,016	13,649

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips	2.400%	2/15/31	6,630	5,474
	ConocoPhillips	5.900%	10/15/32	10,173	10,947
	ConocoPhillips	5.900%	5/15/38	10,537	11,189
	ConocoPhillips	6.500%	2/1/39	15,779	18,191
	ConocoPhillips	4.875%	10/1/47	8,556	8,116
	ConocoPhillips Co.	6.950%	4/15/29	15,573	17,148
	ConocoPhillips Co.	3.758%	3/15/42	9,966	8,387
	ConocoPhillips Co.	4.300%	11/15/44	12,082	10,659
	ConocoPhillips Co.	3.800%	3/15/52	14,370	11,668
	ConocoPhillips Co.	5.300%	5/15/53	11,625	11,830
	ConocoPhillips Co.	4.025%	3/15/62	22,568	18,403
	Continental Resources Inc.	4.375%	1/15/28	8,920	8,377
	Continental Resources Inc.	4.900%	6/1/44	5,842	4,540
	Coterra Energy Inc.	3.900%	5/15/27	16,606	15,673
	Coterra Energy Inc.	4.375%	3/15/29	5,627	5,250
	DCP Midstream Operating LP	5.375%	7/15/25	4,636	4,590
	DCP Midstream Operating LP	5.625%	7/15/27	3,688	3,687
	DCP Midstream Operating LP	5.125%	5/15/29	5,460	5,339
	DCP Midstream Operating LP	3.250%	2/15/32	4,223	3,576
	DCP Midstream Operating LP	5.600%	4/1/44	5,185	4,911
	Devon Energy Corp.	5.250%	9/15/24	7,610	7,549
	Devon Energy Corp.	5.850%	12/15/25	6,371	6,421
	Devon Energy Corp.	5.250%	10/15/27	5,750	5,664
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,550
	Devon Energy Corp.	4.500%	1/15/30	10,468	9,862
	Devon Energy Corp.	7.875%	9/30/31	7,900	8,934
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,494
	Devon Energy Corp.	5.600%	7/15/41	17,322	16,310
	Devon Energy Corp.	4.750%	5/15/42	9,396	7,937
	Devon Energy Corp.	5.000%	6/15/45	10,285	8,923
	Diamondback Energy Inc.	3.250%	12/1/26	14,921	14,031
	Diamondback Energy Inc.	3.500%	12/1/29	14,416	12,993
	Diamondback Energy Inc.	3.125%	3/24/31	15,576	13,336
	Diamondback Energy Inc.	6.250%	3/15/33	13,310	13,784
	Diamondback Energy Inc.	4.400%	3/24/51	8,199	6,502
	Diamondback Energy Inc.	4.250%	3/15/52	8,914	6,859
	Diamondback Energy Inc.	6.250%	3/15/53	8,935	9,071
[3]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	2,631	2,531
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,790	4,176
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	5,706
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,163	4,340
[3]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	144
	Enbridge Energy Partners LP	5.875%	10/15/25	9,241	9,276
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	11,261
	Enbridge Energy Partners LP	5.500%	9/15/40	4,630	4,369
	Enbridge Energy Partners LP	7.375%	10/15/45	11,632	13,384
	Enbridge Inc.	2.500%	1/15/25	7,938	7,557
	Enbridge Inc.	2.500%	2/14/25	3,780	3,596
	Enbridge Inc.	1.600%	10/4/26	2,423	2,159
	Enbridge Inc.	4.250%	12/1/26	14,209	13,708
	Enbridge Inc.	3.700%	7/15/27	13,104	12,387
	Enbridge Inc.	3.125%	11/15/29	14,811	13,093
	Enbridge Inc.	5.700%	3/8/33	24,510	24,848
	Enbridge Inc.	2.500%	8/1/33	14,150	11,093
	Enbridge Inc.	4.500%	6/10/44	8,011	6,669
	Enbridge Inc.	4.000%	11/15/49	6,850	5,304
	Enbridge Inc.	3.400%	8/1/51	14,512	10,143
	Energy Transfer LP	4.050%	3/15/25	16,423	15,972
	Energy Transfer LP	2.900%	5/15/25	12,443	11,812
	Energy Transfer LP	5.950%	12/1/25	6,854	6,865
	Energy Transfer LP	4.750%	1/15/26	16,559	16,197
	Energy Transfer LP	3.900%	7/15/26	5,980	5,688
	Energy Transfer LP	4.400%	3/15/27	13,474	12,899
	Energy Transfer LP	4.200%	4/15/27	8,425	8,045
[3]	Energy Transfer LP	5.500%	6/1/27	14,577	14,513
	Energy Transfer LP	4.000%	10/1/27	11,176	10,489
	Energy Transfer LP	5.550%	2/15/28	4,675	4,669
	Energy Transfer LP	4.950%	5/15/28	20,487	19,854
	Energy Transfer LP	4.950%	6/15/28	15,580	15,149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.250%	4/15/29	17,747	17,323
	Energy Transfer LP	3.750%	5/15/30	15,580	14,085
	Energy Transfer LP	5.750%	2/15/33	7,755	7,804
	Energy Transfer LP	4.900%	3/15/35	5,983	5,497
	Energy Transfer LP	6.625%	10/15/36	6,456	6,628
[3]	Energy Transfer LP	5.800%	6/15/38	10,125	9,658
	Energy Transfer LP	7.500%	7/1/38	6,785	7,430
	Energy Transfer LP	6.050%	6/1/41	9,360	9,031
	Energy Transfer LP	6.500%	2/1/42	12,590	12,729
	Energy Transfer LP	6.100%	2/15/42	10,946	10,368
	Energy Transfer LP	4.950%	1/15/43	1,150	951
	Energy Transfer LP	5.150%	2/1/43	3,404	2,902
	Energy Transfer LP	5.950%	10/1/43	5,393	5,036
	Energy Transfer LP	5.300%	4/1/44	9,009	7,764
	Energy Transfer LP	5.000%	5/15/44	1,593	1,341
	Energy Transfer LP	5.150%	3/15/45	10,678	9,198
	Energy Transfer LP	5.350%	5/15/45	10,531	9,199
	Energy Transfer LP	6.125%	12/15/45	19,063	18,158
	Energy Transfer LP	5.300%	4/15/47	11,733	10,223
	Energy Transfer LP	5.400%	10/1/47	14,389	12,726
	Energy Transfer LP	6.000%	6/15/48	17,628	16,737
	Energy Transfer LP	6.250%	4/15/49	22,079	21,563
	Energy Transfer LP	5.000%	5/15/50	27,620	23,338
	Enterprise Products Operating LLC	3.750%	2/15/25	22,379	21,778
	Enterprise Products Operating LLC	5.050%	1/10/26	3,146	3,143
	Enterprise Products Operating LLC	3.700%	2/15/26	5,411	5,221
	Enterprise Products Operating LLC	3.950%	2/15/27	5,597	5,405
	Enterprise Products Operating LLC	3.125%	7/31/29	32,466	29,134
	Enterprise Products Operating LLC	2.800%	1/31/30	12,895	11,306
	Enterprise Products Operating LLC	5.350%	1/31/33	1,505	1,531
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	7,309	8,234
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	2,639	2,865
	Enterprise Products Operating LLC	7.550%	4/15/38	5,314	6,126
	Enterprise Products Operating LLC	6.125%	10/15/39	7,968	8,463
	Enterprise Products Operating LLC	5.950%	2/1/41	10,326	10,780
	Enterprise Products Operating LLC	5.700%	2/15/42	6,276	6,376
	Enterprise Products Operating LLC	4.850%	8/15/42	10,887	10,012
	Enterprise Products Operating LLC	4.450%	2/15/43	18,286	16,118
	Enterprise Products Operating LLC	4.850%	3/15/44	12,957	11,945
	Enterprise Products Operating LLC	5.100%	2/15/45	6,530	6,230
	Enterprise Products Operating LLC	4.900%	5/15/46	27,509	25,379
	Enterprise Products Operating LLC	4.250%	2/15/48	18,014	15,271
	Enterprise Products Operating LLC	4.800%	2/1/49	17,275	15,827
	Enterprise Products Operating LLC	4.200%	1/31/50	20,961	17,573
	Enterprise Products Operating LLC	3.700%	1/31/51	12,251	9,394
	Enterprise Products Operating LLC	3.200%	2/15/52	10,415	7,341
	Enterprise Products Operating LLC	3.300%	2/15/53	10,994	7,870
	Enterprise Products Operating LLC	4.950%	10/15/54	10,068	9,167
	Enterprise Products Operating LLC	3.950%	1/31/60	16,438	12,670

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	9,555	8,358
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	10,163	8,411
	EOG Resources Inc.	3.150%	4/1/25	9,266	8,932
	EOG Resources Inc.	4.150%	1/15/26	10,012	9,804
	EOG Resources Inc.	4.375%	4/15/30	14,457	14,164
	EOG Resources Inc.	3.900%	4/1/35	1,156	1,036
	EOG Resources Inc.	4.950%	4/15/50	7,966	7,867
	EQT Corp.	6.125%	2/1/25	6,953	6,918
[7]	EQT Corp.	3.125%	5/15/26	6,400	5,883
	EQT Corp.	3.900%	10/1/27	10,140	9,404
	EQT Corp.	5.700%	4/1/28	6,485	6,430
	EQT Corp.	5.000%	1/15/29	7,650	7,201
	EQT Corp.	7.000%	2/1/30	12,025	12,591
	Exxon Mobil Corp.	2.019%	8/16/24	15,947	15,375
	Exxon Mobil Corp.	2.709%	3/6/25	14,672	14,091
	Exxon Mobil Corp.	2.992%	3/19/25	52,758	50,848
	Exxon Mobil Corp.	3.043%	3/1/26	22,051	21,090
	Exxon Mobil Corp.	2.275%	8/16/26	17,602	16,334
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,110
	Exxon Mobil Corp.	2.440%	8/16/29	18,698	16,640
	Exxon Mobil Corp.	3.482%	3/19/30	22,675	21,272
	Exxon Mobil Corp.	2.610%	10/15/30	29,303	25,739
	Exxon Mobil Corp.	2.995%	8/16/39	12,437	9,855
	Exxon Mobil Corp.	4.227%	3/19/40	25,284	23,293
	Exxon Mobil Corp.	3.567%	3/6/45	12,693	10,333
	Exxon Mobil Corp.	4.114%	3/1/46	24,411	21,486
	Exxon Mobil Corp.	3.095%	8/16/49	27,406	20,131
	Exxon Mobil Corp.	4.327%	3/19/50	36,726	33,355
	Exxon Mobil Corp.	3.452%	4/15/51	37,721	29,438
	Halliburton Co.	3.800%	11/15/25	4,088	3,949
	Halliburton Co.	2.920%	3/1/30	17,688	15,566
	Halliburton Co.	4.850%	11/15/35	22,125	20,837
	Halliburton Co.	6.700%	9/15/38	12,627	13,850
	Halliburton Co.	4.500%	11/15/41	4,761	4,046
	Halliburton Co.	4.750%	8/1/43	15,234	13,352
	Halliburton Co.	5.000%	11/15/45	22,927	20,752
	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	5,890
	Hess Corp.	3.500%	7/15/24	4,843	4,723
	Hess Corp.	4.300%	4/1/27	13,766	13,225
	Hess Corp.	7.875%	10/1/29	6,599	7,301
	Hess Corp.	7.300%	8/15/31	7,537	8,270
	Hess Corp.	7.125%	3/15/33	8,274	9,050
	Hess Corp.	6.000%	1/15/40	9,463	9,429
	Hess Corp.	5.600%	2/15/41	12,609	12,063
	Hess Corp.	5.800%	4/1/47	2,832	2,754
	HF Sinclair Corp.	5.875%	4/1/26	6,743	6,769
	HF Sinclair Corp.	4.500%	10/1/30	6,588	5,848
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	9,020	8,841
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,035	1,134
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	560	627
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	4,021
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	7,148
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	17,789
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	9,130	9,823
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	8,318
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,118	9,248
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,974	8,870
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,613	2,624
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	11,489
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,717	5,694
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,974	9,945
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,261	4,536
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	13,669	12,470
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,851	3,428
	Kinder Morgan Inc.	4.300%	6/1/25	18,916	18,463
	Kinder Morgan Inc.	1.750%	11/15/26	6,773	6,000
	Kinder Morgan Inc.	4.300%	3/1/28	16,914	16,188
	Kinder Morgan Inc.	2.000%	2/15/31	9,795	7,786
[3]	Kinder Morgan Inc.	7.800%	8/1/31	5,724	6,462
[3]	Kinder Morgan Inc.	7.750%	1/15/32	11,754	13,272
	Kinder Morgan Inc.	5.300%	12/1/34	19,539	18,871
	Kinder Morgan Inc.	5.550%	6/1/45	23,957	22,090
	Kinder Morgan Inc.	5.050%	2/15/46	13,410	11,476
	Kinder Morgan Inc.	5.200%	3/1/48	2,573	2,249
	Kinder Morgan Inc.	3.250%	8/1/50	6,450	4,156
	Kinder Morgan Inc.	3.600%	2/15/51	6,518	4,507
	Magellan Midstream Partners LP	5.000%	3/1/26	10,971	10,871
	Magellan Midstream Partners LP	3.250%	6/1/30	2,797	2,466
	Magellan Midstream Partners LP	5.150%	10/15/43	1,502	1,276
	Magellan Midstream Partners LP	4.250%	9/15/46	5,574	4,124
	Magellan Midstream Partners LP	4.200%	10/3/47	12,876	9,567
	Magellan Midstream Partners LP	4.850%	2/1/49	7,210	5,863
	Magellan Midstream Partners LP	3.950%	3/1/50	10,270	7,338
	Marathon Oil Corp.	4.400%	7/15/27	17,912	17,097
	Marathon Oil Corp.	6.800%	3/15/32	6,795	7,031
	Marathon Oil Corp.	6.600%	10/1/37	10,478	10,443
	Marathon Oil Corp.	5.200%	6/1/45	5,540	4,676
	Marathon Petroleum Corp.	3.625%	9/15/24	10,471	10,198
	Marathon Petroleum Corp.	4.700%	5/1/25	16,798	16,484
	Marathon Petroleum Corp.	5.125%	12/15/26	20,916	20,736
	Marathon Petroleum Corp.	3.800%	4/1/28	9,945	9,271
	Marathon Petroleum Corp.	6.500%	3/1/41	16,610	17,094
	Marathon Petroleum Corp.	4.750%	9/15/44	9,842	8,214
	Marathon Petroleum Corp.	4.500%	4/1/48	5,846	4,625
	Marathon Petroleum Corp.	5.000%	9/15/54	4,138	3,417
	MPLX LP	4.875%	12/1/24	15,157	14,946
	MPLX LP	4.000%	2/15/25	5,254	5,097
	MPLX LP	4.875%	6/1/25	15,815	15,549
	MPLX LP	1.750%	3/1/26	22,069	20,052
	MPLX LP	4.125%	3/1/27	9,496	9,100
	MPLX LP	4.250%	12/1/27	21,014	19,991
	MPLX LP	4.000%	3/15/28	14,837	13,981
	MPLX LP	2.650%	8/15/30	18,405	15,416
	MPLX LP	4.950%	9/1/32	9,467	9,042
	MPLX LP	5.000%	3/1/33	14,565	13,971
	MPLX LP	4.500%	4/15/38	24,352	20,986
	MPLX LP	5.200%	3/1/47	17,195	15,109
	MPLX LP	5.200%	12/1/47	15,403	13,493
	MPLX LP	4.700%	4/15/48	21,083	17,365
	MPLX LP	5.500%	2/15/49	19,383	17,663
	MPLX LP	4.950%	3/14/52	3,665	3,114
	MPLX LP	5.650%	3/1/53	6,335	5,921
	MPLX LP	4.900%	4/15/58	6,444	5,198
	NOV Inc.	3.950%	12/1/42	13,613	10,018
	Occidental Petroleum Corp.	5.875%	9/1/25	7,685	7,657
	Occidental Petroleum Corp.	5.500%	12/1/25	5,950	5,900
	Occidental Petroleum Corp.	5.550%	3/15/26	10,904	10,762
	Occidental Petroleum Corp.	8.500%	7/15/27	6,254	6,754
	Occidental Petroleum Corp.	6.375%	9/1/28	7,236	7,378
	Occidental Petroleum Corp.	8.875%	7/15/30	12,671	14,560
	Occidental Petroleum Corp.	6.625%	9/1/30	18,583	19,307
	Occidental Petroleum Corp.	6.125%	1/1/31	14,706	14,931
	Occidental Petroleum Corp.	7.500%	5/1/31	11,026	12,038
	Occidental Petroleum Corp.	7.875%	9/15/31	6,130	6,837
	Occidental Petroleum Corp.	6.450%	9/15/36	21,892	22,536
	Occidental Petroleum Corp.	7.950%	6/15/39	3,374	3,829
	Occidental Petroleum Corp.	6.200%	3/15/40	9,836	9,739
	Occidental Petroleum Corp.	6.600%	3/15/46	14,162	14,620
	Occidental Petroleum Corp.	4.400%	4/15/46	5,496	4,308
	Occidental Petroleum Corp.	4.200%	3/15/48	3,899	2,913

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	2.750%	9/1/24	6,599	6,379
	ONEOK Inc.	2.200%	9/15/25	3,454	3,196
	ONEOK Inc.	4.000%	7/13/27	14,933	13,997
	ONEOK Inc.	4.550%	7/15/28	11,281	10,701
	ONEOK Inc.	4.350%	3/15/29	13,007	12,103
	ONEOK Inc.	3.400%	9/1/29	15,090	13,191
	ONEOK Inc.	3.100%	3/15/30	14,690	12,622
	ONEOK Inc.	6.350%	1/15/31	4,055	4,174
	ONEOK Inc.	6.000%	6/15/35	2,265	2,253
	ONEOK Inc.	4.950%	7/13/47	15,830	13,050
	ONEOK Inc.	5.200%	7/15/48	9,154	7,836
	ONEOK Inc.	4.450%	9/1/49	10,622	8,078
	ONEOK Inc.	4.500%	3/15/50	5,686	4,340
	ONEOK Inc.	7.150%	1/15/51	6,412	6,729
	ONEOK Partners LP	4.900%	3/15/25	9,197	9,046
	ONEOK Partners LP	6.650%	10/1/36	9,845	10,108
	ONEOK Partners LP	6.850%	10/15/37	8,171	8,406
	ONEOK Partners LP	6.125%	2/1/41	6,644	6,424
	ONEOK Partners LP	6.200%	9/15/43	3,496	3,377
	Ovintiv Exploration Inc.	5.375%	1/1/26	3,419	3,399
	Ovintiv Inc.	5.650%	5/15/28	9,028	8,861
	Ovintiv Inc.	7.375%	11/1/31	7,531	8,072
	Ovintiv Inc.	6.250%	7/15/33	4,000	3,948
	Ovintiv Inc.	6.500%	8/15/34	8,470	8,504
	Ovintiv Inc.	6.625%	8/15/37	14,374	14,187
	Ovintiv Inc.	6.500%	2/1/38	7,030	6,912
	Ovintiv Inc.	7.100%	7/15/53	4,480	4,605
	Phillips 66	3.850%	4/9/25	11,033	10,734
	Phillips 66	1.300%	2/15/26	9,625	8,706
	Phillips 66	3.900%	3/15/28	9,110	8,651
	Phillips 66	2.150%	12/15/30	18,133	14,801
	Phillips 66	4.650%	11/15/34	12,060	11,401
	Phillips 66	5.875%	5/1/42	14,532	15,070
	Phillips 66	4.875%	11/15/44	18,310	16,874
	Phillips 66	3.300%	3/15/52	8,685	5,973
	Phillips 66 Co.	2.450%	12/15/24	4,300	4,089
	Phillips 66 Co.	3.605%	2/15/25	9,616	9,275
	Phillips 66 Co.	3.550%	10/1/26	2,700	2,535
	Phillips 66 Co.	4.950%	12/1/27	3,960	3,926
	Phillips 66 Co.	3.750%	3/1/28	5,725	5,367
	Phillips 66 Co.	3.150%	12/15/29	12,743	11,123
	Phillips 66 Co.	5.300%	6/30/33	5,775	5,762
	Phillips 66 Co.	4.680%	2/15/45	7,680	6,560
	Phillips 66 Co.	4.900%	10/1/46	5,933	5,248
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,853	7,080
	Pioneer Natural Resources Co.	1.900%	8/15/30	16,510	13,393
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,262	7,585
	Plains All American Pipeline LP	3.600%	11/1/24	21,006	20,337
	Plains All American Pipeline LP	4.650%	10/15/25	12,669	12,352
	Plains All American Pipeline LP	4.500%	12/15/26	12,050	11,655
	Plains All American Pipeline LP	3.550%	12/15/29	10,208	8,989
	Plains All American Pipeline LP	3.800%	9/15/30	6,466	5,742
	Plains All American Pipeline LP	6.650%	1/15/37	6,889	6,978
	Plains All American Pipeline LP	5.150%	6/1/42	7,150	5,942
	Plains All American Pipeline LP	4.300%	1/31/43	1,855	1,386
	Plains All American Pipeline LP	4.700%	6/15/44	9,267	7,239
	Plains All American Pipeline LP	4.900%	2/15/45	8,361	6,763
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	29,366	29,268
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	16,228	16,362
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	24,267	23,893
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	23,392	22,185
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	28,322	26,940
[7]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	5,630	5,678
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,365	4,016
	Schlumberger Investment SA	4.500%	5/15/28	6,200	6,105
	Schlumberger Investment SA	2.650%	6/26/30	19,850	17,377
	Schlumberger Investment SA	4.850%	5/15/33	5,350	5,274
	Shell International Finance BV	2.000%	11/7/24	14,356	13,747
	Shell International Finance BV	3.250%	5/11/25	37,501	36,257
	Shell International Finance BV	2.875%	5/10/26	20,165	19,215
	Shell International Finance BV	2.500%	9/12/26	21,373	19,920
	Shell International Finance BV	3.875%	11/13/28	19,195	18,581
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	2.375%	11/7/29	21,465	18,819
Shell International Finance BV	2.750%	4/6/30	28,037	25,091
Shell International Finance BV	4.125%	5/11/35	18,270	17,001
Shell International Finance BV	6.375%	12/15/38	32,373	36,283
Shell International Finance BV	5.500%	3/25/40	10,703	11,207
Shell International Finance BV	2.875%	11/26/41	5,616	4,194
Shell International Finance BV	3.625%	8/21/42	9,954	8,248
Shell International Finance BV	4.550%	8/12/43	23,984	22,220
Shell International Finance BV	4.375%	5/11/45	36,604	32,983
Shell International Finance BV	4.000%	5/10/46	29,863	25,426
Shell International Finance BV	3.750%	9/12/46	8,484	6,926
Shell International Finance BV	3.125%	11/7/49	22,550	16,424
Shell International Finance BV	3.250%	4/6/50	18,027	13,467
Shell International Finance BV	3.000%	11/26/51	16,555	11,721
Spectra Energy Partners LP	3.500%	3/15/25	8,891	8,561
Spectra Energy Partners LP	3.375%	10/15/26	14,219	13,362
Spectra Energy Partners LP	4.500%	3/15/45	13,912	11,456
Suncor Energy Inc.	7.150%	2/1/32	7,353	7,943
Suncor Energy Inc.	5.950%	12/1/34	4,122	4,138
Suncor Energy Inc.	6.800%	5/15/38	14,391	15,311
Suncor Energy Inc.	6.500%	6/15/38	23,868	24,823
Suncor Energy Inc.	6.850%	6/1/39	100	107
Suncor Energy Inc.	4.000%	11/15/47	15,475	11,974
Suncor Energy Inc.	3.750%	3/4/51	6,017	4,411
Targa Resources Corp.	4.200%	2/1/33	9,810	8,698
Targa Resources Corp.	6.125%	3/15/33	6,334	6,474
Targa Resources Corp.	4.950%	4/15/52	9,630	7,959
Targa Resources Corp.	6.500%	2/15/53	10,280	10,535
Targa Resources Partners LP	6.500%	7/15/27	3,935	3,933
Targa Resources Partners LP	5.000%	1/15/28	9,213	8,823
Targa Resources Partners LP	6.875%	1/15/29	8,845	9,021
Targa Resources Partners LP	5.500%	3/1/30	8,714	8,385
Targa Resources Partners LP	4.875%	2/1/31	6,054	5,595
Targa Resources Partners LP	4.000%	1/15/32	14,880	12,905
TC PipeLines LP	3.900%	5/25/27	9,298	8,855
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,150	2,246
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,942	5,214
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	2,017	2,296
Texas Eastern Transmission LP	7.000%	7/15/32	5,860	6,517
Tosco Corp.	8.125%	2/15/30	1,880	2,188
TotalEnergies Capital International SA	2.434%	1/10/25	13,169	12,627
TotalEnergies Capital International SA	3.455%	2/19/29	16,151	15,081
TotalEnergies Capital International SA	2.829%	1/10/30	16,033	14,355
TotalEnergies Capital International SA	2.986%	6/29/41	7,036	5,349
TotalEnergies Capital International SA	3.461%	7/12/49	9,947	7,745
TotalEnergies Capital International SA	3.127%	5/29/50	33,349	24,220
TotalEnergies Capital International SA	3.386%	6/29/60	2,600	1,908
TotalEnergies Capital SA	3.883%	10/11/28	7,882	7,572
TransCanada PipeLines Ltd.	1.000%	10/12/24	14,140	13,300
TransCanada PipeLines Ltd.	4.875%	1/15/26	14,480	14,315
TransCanada PipeLines Ltd.	4.250%	5/15/28	15,090	14,402
TransCanada PipeLines Ltd.	4.100%	4/15/30	17,214	16,008
TransCanada PipeLines Ltd.	2.500%	10/12/31	15,397	12,457
TransCanada PipeLines Ltd.	4.625%	3/1/34	15,792	14,498
TransCanada PipeLines Ltd.	5.600%	3/31/34	4,567	4,515
TransCanada PipeLines Ltd.	5.850%	3/15/36	7,121	7,106
TransCanada PipeLines Ltd.	6.200%	10/15/37	20,690	21,513
TransCanada PipeLines Ltd.	4.750%	5/15/38	16,963	15,181
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,715	4,143
TransCanada PipeLines Ltd.	6.100%	6/1/40	13,291	13,591
TransCanada PipeLines Ltd.	5.000%	10/16/43	11,613	10,366
TransCanada PipeLines Ltd.	4.875%	5/15/48	26,674	23,911
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,834	2,638
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	11,171	11,709
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	8,456	7,962

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	13,662	12,148
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,463	3,330
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,109	4,373
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	7,876	6,703
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,468	4,246
	Valero Energy Corp.	2.150%	9/15/27	7,325	6,495
	Valero Energy Corp.	4.350%	6/1/28	13,465	12,869
	Valero Energy Corp.	2.800%	12/1/31	6,506	5,357
	Valero Energy Corp.	7.500%	4/15/32	9,404	10,625
	Valero Energy Corp.	6.625%	6/15/37	20,773	22,303
	Valero Energy Corp.	4.900%	3/15/45	9,795	8,674
	Valero Energy Corp.	3.650%	12/1/51	15,884	11,132
	Valero Energy Partners LP	4.500%	3/15/28	7,447	7,176
	Western Midstream Operating LP	3.350%	2/1/25	5,075	4,855
	Western Midstream Operating LP	4.500%	3/1/28	1,918	1,811
	Western Midstream Operating LP	4.750%	8/15/28	2,872	2,729
	Western Midstream Operating LP	4.300%	2/1/30	14,724	13,253
	Western Midstream Operating LP	6.150%	4/1/33	9,501	9,565
	Western Midstream Operating LP	5.450%	4/1/44	14,146	12,015
	Western Midstream Operating LP	5.300%	3/1/48	8,920	7,464
	Western Midstream Operating LP	5.500%	8/15/48	2,902	2,430
	Western Midstream Operating LP	5.500%	2/1/50	15,785	13,108
	Williams Cos. Inc.	3.900%	1/15/25	18,090	17,581
	Williams Cos. Inc.	4.000%	9/15/25	11,515	11,125
	Williams Cos. Inc.	5.400%	3/2/26	2,215	2,213
	Williams Cos. Inc.	3.750%	6/15/27	18,315	17,297
	Williams Cos. Inc.	3.500%	11/15/30	15,677	14,055
[3]	Williams Cos. Inc.	7.500%	1/15/31	755	830
	Williams Cos. Inc.	2.600%	3/15/31	20,315	16,849
	Williams Cos. Inc.	4.650%	8/15/32	3,072	2,910
	Williams Cos. Inc.	5.650%	3/15/33	7,730	7,836
	Williams Cos. Inc.	6.300%	4/15/40	18,410	19,336
	Williams Cos. Inc.	5.800%	11/15/43	10,350	10,050
	Williams Cos. Inc.	5.400%	3/4/44	10,432	9,632
	Williams Cos. Inc.	5.750%	6/24/44	7,429	7,247
	Williams Cos. Inc.	4.900%	1/15/45	7,872	6,886
	Williams Cos. Inc.	5.100%	9/15/45	15,158	13,654
	Williams Cos. Inc.	4.850%	3/1/48	9,816	8,543
	Williams Cos. Inc.	3.500%	10/15/51	6,587	4,559
	Williams Cos. Inc.	5.300%	8/15/52	9,561	8,834
					5,634,173
Financials (7.7%)
	ACE Capital Trust II	9.700%	4/1/30	2,551	3,048
[3]	Aegon NV	5.500%	4/11/48	5,134	4,892
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,635	4,454
	AerCap Ireland Capital DAC	1.650%	10/29/24	33,497	31,467
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	12,275	11,532
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,276	16,620
	AerCap Ireland Capital DAC	6.500%	7/15/25	24,650	24,793
	AerCap Ireland Capital DAC	4.450%	10/1/25	16,921	16,286
	AerCap Ireland Capital DAC	1.750%	1/30/26	14,267	12,813
	AerCap Ireland Capital DAC	4.450%	4/3/26	27,388	26,184
	AerCap Ireland Capital DAC	2.450%	10/29/26	54,128	48,388
	AerCap Ireland Capital DAC	3.650%	7/21/27	24,784	22,754
	AerCap Ireland Capital DAC	4.625%	10/15/27	13,588	12,926
	AerCap Ireland Capital DAC	3.875%	1/23/28	17,441	16,049
	AerCap Ireland Capital DAC	5.750%	6/6/28	9,580	9,505
	AerCap Ireland Capital DAC	3.000%	10/29/28	51,002	44,235
	AerCap Ireland Capital DAC	3.300%	1/30/32	87,895	71,852
	AerCap Ireland Capital DAC	3.400%	10/29/33	16,375	13,183
	AerCap Ireland Capital DAC	3.850%	10/29/41	18,351	13,967
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,640	11,957
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,344	8,725
	Aflac Inc.	1.125%	3/15/26	6,735	6,035
	Aflac Inc.	2.875%	10/15/26	7,086	6,564
	Aflac Inc.	3.600%	4/1/30	25,575	23,532
	Aflac Inc.	4.000%	10/15/46	5,550	4,422
	Aflac Inc.	4.750%	1/15/49	4,328	4,038
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	0.800%	8/18/24	8,205	7,733
	Air Lease Corp.	4.250%	9/15/24	5,099	4,980
[3]	Air Lease Corp.	2.300%	2/1/25	13,081	12,317
	Air Lease Corp.	3.250%	3/1/25	14,361	13,707
	Air Lease Corp.	3.375%	7/1/25	8,582	8,116
[3]	Air Lease Corp.	2.875%	1/15/26	9,311	8,621
[3]	Air Lease Corp.	3.750%	6/1/26	3,120	2,951
	Air Lease Corp.	1.875%	8/15/26	11,531	10,248
	Air Lease Corp.	2.200%	1/15/27	8,553	7,573
	Air Lease Corp.	3.625%	4/1/27	7,202	6,659
	Air Lease Corp.	3.625%	12/1/27	15,030	13,732
	Air Lease Corp.	2.100%	9/1/28	7,903	6,580
	Air Lease Corp.	4.625%	10/1/28	11,963	11,253
	Air Lease Corp.	3.250%	10/1/29	8,115	7,036
[3]	Air Lease Corp.	3.000%	2/1/30	11,490	9,616
	Air Lease Corp.	3.125%	12/1/30	2,613	2,179
[3]	Air Lease Corp.	2.875%	1/15/32	10,190	8,195
	Aircastle Ltd.	4.250%	6/15/26	16,846	15,872
	Alleghany Corp.	4.900%	9/15/44	6,055	5,626
	Alleghany Corp.	3.250%	8/15/51	10,715	7,670
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,361	9,899
	Allstate Corp.	0.750%	12/15/25	4,691	4,204
	Allstate Corp.	3.280%	12/15/26	3,379	3,186
	Allstate Corp.	1.450%	12/15/30	8,626	6,700
	Allstate Corp.	5.250%	3/30/33	6,505	6,484
	Allstate Corp.	5.350%	6/1/33	3,115	3,122
	Allstate Corp.	5.550%	5/9/35	3,056	3,106
	Allstate Corp.	5.950%	4/1/36	1,773	1,872
	Allstate Corp.	4.500%	6/15/43	10,600	9,109
	Allstate Corp.	4.200%	12/15/46	7,759	6,352
	Allstate Corp.	3.850%	8/10/49	14,946	11,638
[3]	Allstate Corp.	6.500%	5/15/57	6,970	6,792
	Ally Financial Inc.	1.450%	10/2/23	24,819	24,463
	Ally Financial Inc.	5.125%	9/30/24	19,840	19,464
	Ally Financial Inc.	4.625%	3/30/25	2,740	2,638
	Ally Financial Inc.	5.800%	5/1/25	3,875	3,812
	Ally Financial Inc.	4.750%	6/9/27	5,460	5,073
	Ally Financial Inc.	7.100%	11/15/27	4,805	4,848
	Ally Financial Inc.	2.200%	11/2/28	16,360	13,094
	Ally Financial Inc.	6.992%	6/13/29	4,000	3,953
[3]	Ally Financial Inc.	8.000%	11/1/31	30,741	31,892
	Ally Financial Inc.	8.000%	11/1/31	9,258	9,593
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,216	6,962
	American Express Co.	2.500%	7/30/24	13,171	12,735
	American Express Co.	3.000%	10/30/24	51,385	49,705
	American Express Co.	3.625%	12/5/24	19,638	19,080
	American Express Co.	2.250%	3/4/25	20,430	19,370
	American Express Co.	3.950%	8/1/25	14,342	13,918
	American Express Co.	4.200%	11/6/25	15,814	15,409
	American Express Co.	4.900%	2/13/26	16,755	16,592
	American Express Co.	4.990%	5/1/26	18,485	18,276
	American Express Co.	3.125%	5/20/26	14,115	13,367
	American Express Co.	1.650%	11/4/26	12,932	11,507
	American Express Co.	2.550%	3/4/27	30,457	27,753
	American Express Co.	3.300%	5/3/27	29,905	27,930
	American Express Co.	4.989%	5/26/33	5,929	5,677
	American Express Co.	4.420%	8/3/33	14,284	13,468
	American Express Co.	5.043%	5/1/34	24,044	23,518
	American Express Co.	4.050%	12/3/42	8,434	7,340
	American Financial Group Inc.	5.250%	4/2/30	7,500	7,328
	American Financial Group Inc.	4.500%	6/15/47	7,820	6,379
	American International Group Inc.	2.500%	6/30/25	19,809	18,673
	American International Group Inc.	3.900%	4/1/26	7,615	7,319
	American International Group Inc.	4.200%	4/1/28	7,040	6,773
	American International Group Inc.	4.250%	3/15/29	2,099	1,971
	American International Group Inc.	3.400%	6/30/30	12,270	10,875
	American International Group Inc.	5.125%	3/27/33	5,226	5,102
	American International Group Inc.	3.875%	1/15/35	5,586	4,818
	American International Group Inc.	4.700%	7/10/35	5,358	4,774
	American International Group Inc.	6.250%	5/1/36	11,161	11,605
	American International Group Inc.	4.800%	7/10/45	9,336	8,342
	American International Group Inc.	4.750%	4/1/48	15,941	14,309

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American International Group Inc.	5.750%	4/1/48	7,815	7,572
	American International Group Inc.	4.375%	6/30/50	10,640	9,001
	Ameriprise Financial Inc.	3.700%	10/15/24	12,774	12,457
	Ameriprise Financial Inc.	3.000%	4/2/25	2,969	2,829
	Ameriprise Financial Inc.	2.875%	9/15/26	10,976	10,239
	Ameriprise Financial Inc.	4.500%	5/13/32	6,005	5,751
	Ameriprise Financial Inc.	5.150%	5/15/33	5,855	5,821
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	4,130	3,563
[3]	Aon Corp.	8.205%	1/1/27	3,752	3,811
	Aon Corp.	2.850%	5/28/27	4,549	4,165
	Aon Corp.	4.500%	12/15/28	11,686	11,248
	Aon Corp.	3.750%	5/2/29	9,125	8,446
	Aon Corp.	2.800%	5/15/30	22,326	19,348
	Aon Corp.	5.350%	2/28/33	2,000	2,016
	Aon Corp.	6.250%	9/30/40	5,700	6,018
	Aon Corp.	2.900%	8/23/51	7,819	5,118
	Aon Corp.	3.900%	2/28/52	8,435	6,625
	Aon Global Ltd.	3.875%	12/15/25	9,992	9,630
	Aon Global Ltd.	4.600%	6/14/44	10,767	9,381
	Aon Global Ltd.	4.750%	5/15/45	2,102	1,874
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	143
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,094
	Arch Capital Finance LLC	5.031%	12/15/46	5,207	4,653
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,177
	Arch Capital Group Ltd.	3.635%	6/30/50	11,910	8,768
	Arch Capital Group US Inc.	5.144%	11/1/43	4,683	4,255
	Ares Capital Corp.	4.250%	3/1/25	6,374	6,086
	Ares Capital Corp.	3.250%	7/15/25	15,180	14,043
	Ares Capital Corp.	3.875%	1/15/26	4,404	4,087
	Ares Capital Corp.	2.150%	7/15/26	30,816	26,756
	Ares Capital Corp.	2.875%	6/15/27	6,539	5,671
	Ares Capital Corp.	3.200%	11/15/31	12,455	9,520
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	5,351
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,024
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,540	8,265
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,775	1,772
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,800	8,851
	Assurant Inc.	4.200%	9/27/23	370	368
	Assurant Inc.	4.900%	3/27/28	3,764	3,604
	Assurant Inc.	3.700%	2/22/30	5,146	4,444
	Assurant Inc.	6.750%	2/15/34	1,103	1,141
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,872	4,795
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,135	3,496
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,939	2,018
	Athene Holding Ltd.	4.125%	1/12/28	13,434	12,247
	Athene Holding Ltd.	6.150%	4/3/30	18,110	18,161
	Athene Holding Ltd.	3.500%	1/15/31	12,231	10,074
	Athene Holding Ltd.	3.950%	5/25/51	5,939	4,010
	Athene Holding Ltd.	3.450%	5/15/52	8,524	5,244
[5]	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	7,655	7,650
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,723	13,217
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,375	10,331
	AXA SA	8.600%	12/15/30	11,229	13,528
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	2,736
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,275	2,606
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	14,197
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	3,867
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,365	2,882
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,056
	Banco Santander SA	2.746%	5/28/25	12,194	11,454
	Banco Santander SA	5.147%	8/18/25	12,815	12,606
	Banco Santander SA	5.179%	11/19/25	19,533	18,973
	Banco Santander SA	1.849%	3/25/26	4,570	4,089
	Banco Santander SA	4.250%	4/11/27	12,107	11,451
	Banco Santander SA	5.294%	8/18/27	6,505	6,380
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.800%	2/23/28	12,720	11,693
	Banco Santander SA	4.175%	3/24/28	20,000	18,743
	Banco Santander SA	4.379%	4/12/28	13,815	13,020
	Banco Santander SA	3.306%	6/27/29	13,790	12,281
	Banco Santander SA	3.490%	5/28/30	14,184	12,349
	Banco Santander SA	2.749%	12/3/30	17,192	13,429
	Banco Santander SA	2.958%	3/25/31	10,260	8,480
[3]	Bank of America Corp.	4.200%	8/26/24	58,836	57,741
[3]	Bank of America Corp.	4.000%	1/22/25	50,393	49,029
[3]	Bank of America Corp.	3.950%	4/21/25	44,637	43,244
[3]	Bank of America Corp.	3.875%	8/1/25	4,603	4,479
[3]	Bank of America Corp.	3.093%	10/1/25	46,439	44,695
[3]	Bank of America Corp.	2.456%	10/22/25	26,407	25,213
[3]	Bank of America Corp.	1.530%	12/6/25	14,993	14,034
[3]	Bank of America Corp.	3.366%	1/23/26	37,573	36,077
[3]	Bank of America Corp.	2.015%	2/13/26	19,401	18,171
[3]	Bank of America Corp.	4.450%	3/3/26	34,023	33,102
[3]	Bank of America Corp.	3.384%	4/2/26	41,024	39,354
[3]	Bank of America Corp.	3.500%	4/19/26	24,691	23,707
[3]	Bank of America Corp.	1.319%	6/19/26	16,224	14,865
[3]	Bank of America Corp.	4.827%	7/22/26	27,779	27,291
	Bank of America Corp.	6.220%	9/15/26	3,457	3,523
[3]	Bank of America Corp.	4.250%	10/22/26	33,996	32,811
[3]	Bank of America Corp.	1.197%	10/24/26	21,088	18,982
	Bank of America Corp.	5.080%	1/20/27	11,601	11,466
[3]	Bank of America Corp.	3.559%	4/23/27	34,400	32,632
	Bank of America Corp.	1.734%	7/22/27	74,478	66,457
[3]	Bank of America Corp.	3.248%	10/21/27	47,457	44,213
[3]	Bank of America Corp.	4.183%	11/25/27	45,530	43,268
[3]	Bank of America Corp.	3.824%	1/20/28	34,340	32,516
[3]	Bank of America Corp.	2.551%	2/4/28	14,518	13,105
[3]	Bank of America Corp.	3.705%	4/24/28	44,040	41,319
	Bank of America Corp.	4.376%	4/27/28	21,240	20,422
[3]	Bank of America Corp.	3.593%	7/21/28	66,038	61,520
[3]	Bank of America Corp.	4.948%	7/22/28	8,608	8,455
[3]	Bank of America Corp.	3.419%	12/20/28	105,188	96,705
[3]	Bank of America Corp.	3.970%	3/5/29	24,464	22,929
	Bank of America Corp.	5.202%	4/25/29	33,350	32,992
[3]	Bank of America Corp.	2.087%	6/14/29	61,284	52,361
[3]	Bank of America Corp.	4.271%	7/23/29	87,823	83,293
[3]	Bank of America Corp.	3.194%	7/23/30	29,654	26,173
[3]	Bank of America Corp.	2.884%	10/22/30	7,168	6,173
[3]	Bank of America Corp.	2.496%	2/13/31	94,249	78,882
[3]	Bank of America Corp.	2.592%	4/29/31	66,467	55,857
[3]	Bank of America Corp.	1.898%	7/23/31	4,924	3,920
[3]	Bank of America Corp.	1.922%	10/24/31	29,280	23,189
	Bank of America Corp.	2.687%	4/22/32	108,751	90,100
	Bank of America Corp.	2.299%	7/21/32	70,950	56,719
	Bank of America Corp.	2.572%	10/20/32	49,470	40,265
[3]	Bank of America Corp.	2.972%	2/4/33	2,825	2,352
	Bank of America Corp.	4.571%	4/27/33	23,251	21,849
[3]	Bank of America Corp.	5.015%	7/22/33	36,975	36,092
	Bank of America Corp.	5.288%	4/25/34	93,075	92,221
	Bank of America Corp.	2.482%	9/21/36	35,796	27,337
	Bank of America Corp.	6.110%	1/29/37	28,635	30,188
	Bank of America Corp.	3.846%	3/8/37	16,325	13,943
[3]	Bank of America Corp.	4.244%	4/24/38	35,099	30,833
	Bank of America Corp.	7.750%	5/14/38	16,972	20,214
[3]	Bank of America Corp.	4.078%	4/23/40	40,097	34,385
[3]	Bank of America Corp.	2.676%	6/19/41	98,452	69,157
[3]	Bank of America Corp.	5.875%	2/7/42	15,212	16,216
	Bank of America Corp.	3.311%	4/22/42	61,730	47,045
[3]	Bank of America Corp.	5.000%	1/21/44	20,232	19,483
[3]	Bank of America Corp.	4.875%	4/1/44	8,198	7,812
[3]	Bank of America Corp.	4.750%	4/21/45	5,525	5,039
[3]	Bank of America Corp.	4.330%	3/15/50	39,858	34,264
[3]	Bank of America Corp.	4.083%	3/20/51	112,087	92,751
[3]	Bank of America Corp.	2.831%	10/24/51	2,445	1,603
[3]	Bank of America Corp.	3.483%	3/13/52	4,955	3,679
	Bank of America Corp.	2.972%	7/21/52	24,724	16,779
[3]	Bank of America NA	6.000%	10/15/36	19,545	20,884
[3]	Bank of Montreal	0.625%	7/9/24	6,104	5,796
[3]	Bank of Montreal	4.250%	9/14/24	33,315	32,678

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.200%	12/12/24	8,215	8,148
[3]	Bank of Montreal	1.500%	1/10/25	12,808	12,035
[3]	Bank of Montreal	1.850%	5/1/25	28,347	26,494
[3]	Bank of Montreal	3.700%	6/7/25	10,427	10,075
	Bank of Montreal	5.300%	6/5/26	10,735	10,709
[3]	Bank of Montreal	2.650%	3/8/27	16,415	15,031
[3]	Bank of Montreal	4.700%	9/14/27	6,820	6,663
	Bank of Montreal	5.203%	2/1/28	10,753	10,750
[3]	Bank of Montreal	3.803%	12/15/32	27,816	24,535
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	17,622	17,114
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	9,644	9,224
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	15,522	14,923
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	5,031	4,716
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,987	8,663
[3]	Bank of New York Mellon Corp.	5.224%	11/21/25	14,267	14,185
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	28,962	27,177
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	6,230	6,218
	Bank of New York Mellon Corp.	4.414%	7/24/26	12,268	12,007
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,020	16,604
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	5,694	5,129
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,000	12,834
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	27,298	25,552
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	8,324	7,789
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	19,065	17,948
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,409	6,648
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,997	11,677
[3]	Bank of New York Mellon Corp.	3.300%	8/23/29	6,861	6,160
	Bank of New York Mellon Corp.	2.500%	1/26/32	6,037	4,960
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	25,335	26,409
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,746	25,683
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	29,295	28,601
	Bank of Nova Scotia	0.650%	7/31/24	1,928	1,826
	Bank of Nova Scotia	5.250%	12/6/24	12,710	12,609
	Bank of Nova Scotia	1.450%	1/10/25	1,995	1,871
	Bank of Nova Scotia	2.200%	2/3/25	50,018	47,309
[3]	Bank of Nova Scotia	3.450%	4/11/25	10,607	10,221
	Bank of Nova Scotia	1.300%	6/11/25	30,960	28,480
	Bank of Nova Scotia	5.450%	6/12/25	12,700	12,635
	Bank of Nova Scotia	4.500%	12/16/25	35,791	34,526
	Bank of Nova Scotia	2.700%	8/3/26	23,423	21,686
	Bank of Nova Scotia	1.300%	9/15/26	15,028	13,228
	Bank of Nova Scotia	1.950%	2/2/27	7,605	6,784
	Bank of Nova Scotia	5.250%	6/12/28	12,700	12,617
	Bank of Nova Scotia	4.850%	2/1/30	8,000	7,719
	Bank of Nova Scotia	2.450%	2/2/32	7,145	5,823
	Bank of Nova Scotia	4.588%	5/4/37	14,759	12,668
	Barclays plc	4.375%	9/11/24	1,820	1,766
	Barclays plc	3.650%	3/16/25	42,687	40,922
	Barclays plc	4.375%	1/12/26	31,043	29,809
[3]	Barclays plc	2.852%	5/7/26	28,950	27,139
	Barclays plc	5.200%	5/12/26	18,639	17,985
	Barclays plc	5.304%	8/9/26	10,360	10,146
	Barclays plc	7.325%	11/2/26	25,000	25,587
	Barclays plc	5.829%	5/9/27	36,905	36,418
	Barclays plc	4.337%	1/10/28	16,274	15,327
	Barclays plc	4.836%	5/9/28	38,520	35,527
	Barclays plc	5.501%	8/9/28	11,550	11,272
	Barclays plc	7.385%	11/2/28	25,000	26,121
[3]	Barclays plc	4.972%	5/16/29	26,704	25,266
[3]	Barclays plc	5.088%	6/20/30	18,034	16,396
	Barclays plc	2.645%	6/24/31	28,837	23,129
	Barclays plc	2.667%	3/10/32	10,888	8,561
	Barclays plc	2.894%	11/24/32	11,034	8,677
	Barclays plc	5.746%	8/9/33	13,190	12,744
	Barclays plc	7.437%	11/2/33	39,515	42,752
	Barclays plc	6.224%	5/9/34	15,056	15,004
	Barclays plc	7.119%	6/27/34	19,471	19,467
	Barclays plc	3.564%	9/23/35	25,115	19,848
	Barclays plc	3.811%	3/10/42	6,380	4,521
	Barclays plc	3.330%	11/24/42	5,080	3,560
	Barclays plc	5.250%	8/17/45	7,432	6,890
	Barclays plc	4.950%	1/10/47	21,698	19,160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	6,617	6,183
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,266	1,927
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,559	11,062
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,866	6,499
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	13,591	12,942
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	5,949	5,442
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	47,255	42,582
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	33,419	30,423
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	38,854	27,062
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	6,321	4,148
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	41,219	34,098
	Berkshire Hathaway Inc.	3.125%	3/15/26	33,885	32,645
	Berkshire Hathaway Inc.	4.500%	2/11/43	4,462	4,302
	BGC Partners Inc.	3.750%	10/1/24	8,558	8,085
[7]	BGC Partners Inc.	8.000%	5/25/28	2,705	2,614
	BlackRock Inc.	3.200%	3/15/27	6,442	6,107
	BlackRock Inc.	3.250%	4/30/29	9,875	9,178
	BlackRock Inc.	2.400%	4/30/30	15,456	13,393
	BlackRock Inc.	1.900%	1/28/31	15,785	12,950
	BlackRock Inc.	2.100%	2/25/32	14,180	11,442
	BlackRock Inc.	4.750%	5/25/33	8,160	8,026
	Blackstone Private Credit Fund	7.050%	9/29/25	2,015	2,010
	Blackstone Private Credit Fund	2.625%	12/15/26	8,186	6,994
	Blackstone Private Credit Fund	3.250%	3/15/27	12,765	11,028
	Blackstone Secured Lending Fund	3.625%	1/15/26	10,217	9,394
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,895	6,896
	Blackstone Secured Lending Fund	2.850%	9/30/28	3,798	3,115
[3]	BNP Paribas SA	4.250%	10/15/24	4,978	4,848
[3]	BPCE SA	3.375%	12/2/26	5,725	5,345
	Brighthouse Financial Inc.	5.625%	5/15/30	9,143	8,836
	Brighthouse Financial Inc.	4.700%	6/22/47	8,721	6,640
	Brighthouse Financial Inc.	3.850%	12/22/51	8,415	5,366
	Brookfield Corp.	4.000%	1/15/25	8,076	7,840
	Brookfield Finance Inc.	4.250%	6/2/26	2,500	2,406
	Brookfield Finance Inc.	3.900%	1/25/28	7,779	7,210
	Brookfield Finance Inc.	4.850%	3/29/29	22,752	21,867
	Brookfield Finance Inc.	4.350%	4/15/30	12,165	11,266
	Brookfield Finance Inc.	2.724%	4/15/31	7,650	6,257
	Brookfield Finance Inc.	4.700%	9/20/47	9,324	7,842
	Brookfield Finance Inc.	3.500%	3/30/51	5,386	3,582
	Brookfield Finance Inc.	3.625%	2/15/52	7,058	4,782
	Brookfield Finance LLC	3.450%	4/15/50	9,516	6,313
	Brown & Brown Inc.	4.200%	9/15/24	5,885	5,752
	Brown & Brown Inc.	4.500%	3/15/29	8,181	7,723
	Brown & Brown Inc.	2.375%	3/15/31	17,407	14,039
	Brown & Brown Inc.	4.200%	3/17/32	4,000	3,594
	Brown & Brown Inc.	4.950%	3/17/52	9,265	7,963
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,917	4,631
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,452	14,654
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	13,020	12,517
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	12,000	11,904
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	1,139	1,034
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	20,578	18,275
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,515	9,869

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	15,686	15,450
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	20,025	17,966
	Capital One Financial Corp.	3.300%	10/30/24	23,749	22,818
	Capital One Financial Corp.	3.200%	2/5/25	14,549	13,889
	Capital One Financial Corp.	4.250%	4/30/25	10,637	10,290
	Capital One Financial Corp.	4.200%	10/29/25	20,391	19,542
	Capital One Financial Corp.	2.636%	3/3/26	16,171	15,095
	Capital One Financial Corp.	3.750%	7/28/26	39,976	37,232
	Capital One Financial Corp.	3.750%	3/9/27	42,188	39,300
	Capital One Financial Corp.	3.650%	5/11/27	11,658	10,831
	Capital One Financial Corp.	1.878%	11/2/27	3,498	3,008
	Capital One Financial Corp.	3.800%	1/31/28	30,768	28,334
	Capital One Financial Corp.	5.468%	2/1/29	3,850	3,695
	Capital One Financial Corp.	3.273%	3/1/30	12,963	11,037
	Capital One Financial Corp.	2.618%	11/2/32	8,008	6,161
	Capital One Financial Corp.	5.817%	2/1/34	41,456	39,595
	Capital One Financial Corp.	6.377%	6/8/34	23,922	23,752
[3]	Capital One NA	2.280%	1/28/26	987	919
	Cboe Global Markets Inc.	3.650%	1/12/27	16,846	16,013
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	5,520
	Charles Schwab Corp.	3.000%	3/10/25	1,982	1,893
	Charles Schwab Corp.	4.200%	3/24/25	7,450	7,261
	Charles Schwab Corp.	3.625%	4/1/25	8,527	8,203
	Charles Schwab Corp.	3.850%	5/21/25	7,708	7,428
	Charles Schwab Corp.	3.450%	2/13/26	8,440	7,972
	Charles Schwab Corp.	0.900%	3/11/26	21,858	19,312
	Charles Schwab Corp.	1.150%	5/13/26	20,231	17,906
	Charles Schwab Corp.	3.200%	3/2/27	15,105	13,964
	Charles Schwab Corp.	2.450%	3/3/27	19,150	17,198
	Charles Schwab Corp.	3.300%	4/1/27	24,536	22,683
	Charles Schwab Corp.	3.200%	1/25/28	8,261	7,523
	Charles Schwab Corp.	2.000%	3/20/28	2,520	2,178
	Charles Schwab Corp.	4.000%	2/1/29	10,375	9,727
	Charles Schwab Corp.	5.643%	5/19/29	15,000	15,064
	Charles Schwab Corp.	3.250%	5/22/29	10,037	8,864
	Charles Schwab Corp.	2.750%	10/1/29	10,750	9,154
	Charles Schwab Corp.	1.650%	3/11/31	15,151	11,625
	Charles Schwab Corp.	2.300%	5/13/31	16,782	13,381
	Charles Schwab Corp.	1.950%	12/1/31	12,443	9,449
	Charles Schwab Corp.	2.900%	3/3/32	15,863	13,101
	Chubb Corp.	6.000%	5/11/37	6,750	7,248
[3]	Chubb Corp.	6.500%	5/15/38	6,499	7,294
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,895	17,310
	Chubb INA Holdings Inc.	3.350%	5/3/26	22,660	21,787
	Chubb INA Holdings Inc.	1.375%	9/15/30	18,691	14,841
	Chubb INA Holdings Inc.	6.700%	5/15/36	3,005	3,368
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,408	4,654
	Chubb INA Holdings Inc.	4.350%	11/3/45	32,437	29,369
	Chubb INA Holdings Inc.	2.850%	12/15/51	5,170	3,612
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,850	2,593
	CI Financial Corp.	3.200%	12/17/30	11,824	8,871
	CI Financial Corp.	4.100%	6/15/51	12,502	7,593
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	4,381	4,686
	Cincinnati Financial Corp.	6.125%	11/1/34	3,615	3,804
	Citigroup Inc.	4.000%	8/5/24	20,405	20,033
	Citigroup Inc.	0.776%	10/30/24	75	74
	Citigroup Inc.	3.875%	3/26/25	17,150	16,570
	Citigroup Inc.	3.300%	4/27/25	7,749	7,460
	Citigroup Inc.	4.400%	6/10/25	52,094	50,629
	Citigroup Inc.	5.500%	9/13/25	22,606	22,478
	Citigroup Inc.	1.281%	11/3/25	5,745	5,382
	Citigroup Inc.	3.700%	1/12/26	27,854	26,713
	Citigroup Inc.	2.014%	1/25/26	25,950	24,404
	Citigroup Inc.	4.600%	3/9/26	33,179	32,109
	Citigroup Inc.	3.290%	3/17/26	10,290	9,846
[3]	Citigroup Inc.	3.106%	4/8/26	51,923	49,577
	Citigroup Inc.	3.400%	5/1/26	17,535	16,679
	Citigroup Inc.	5.610%	9/29/26	15,815	15,809
	Citigroup Inc.	3.200%	10/21/26	69,633	65,188
	Citigroup Inc.	4.300%	11/20/26	7,215	6,911
	Citigroup Inc.	1.462%	6/9/27	2,443	2,169
	Citigroup Inc.	4.450%	9/29/27	60,173	57,460
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Inc.	3.887%	1/10/28	65,294	61,844
[3]	Citigroup Inc.	3.070%	2/24/28	2,145	1,974
	Citigroup Inc.	4.658%	5/24/28	5,732	5,594
[3]	Citigroup Inc.	3.668%	7/24/28	49,181	46,042
	Citigroup Inc.	4.125%	7/25/28	12,388	11,672
[3]	Citigroup Inc.	3.520%	10/27/28	30,126	27,992
[3]	Citigroup Inc.	4.075%	4/23/29	19,076	17,969
[3]	Citigroup Inc.	3.980%	3/20/30	22,448	20,791
[3]	Citigroup Inc.	2.976%	11/5/30	20,776	18,041
[3]	Citigroup Inc.	2.666%	1/29/31	32,927	27,853
[3]	Citigroup Inc.	4.412%	3/31/31	62,129	58,449
[3]	Citigroup Inc.	2.572%	6/3/31	21,856	18,226
	Citigroup Inc.	2.561%	5/1/32	1,509	1,232
	Citigroup Inc.	6.625%	6/15/32	9,307	9,844
	Citigroup Inc.	2.520%	11/3/32	38,875	31,332
	Citigroup Inc.	3.057%	1/25/33	38,851	32,406
	Citigroup Inc.	5.875%	2/22/33	5,562	5,633
	Citigroup Inc.	3.785%	3/17/33	75,183	66,398
	Citigroup Inc.	4.910%	5/24/33	8,595	8,312
	Citigroup Inc.	6.000%	10/31/33	13,326	13,709
	Citigroup Inc.	6.270%	11/17/33	33,630	35,686
	Citigroup Inc.	6.174%	5/25/34	6,810	6,857
	Citigroup Inc.	6.125%	8/25/36	15,183	15,490
[3]	Citigroup Inc.	3.878%	1/24/39	24,094	20,172
	Citigroup Inc.	8.125%	7/15/39	28,191	36,071
[3]	Citigroup Inc.	5.316%	3/26/41	14,030	13,736
	Citigroup Inc.	5.875%	1/30/42	6,940	7,289
	Citigroup Inc.	2.904%	11/3/42	6,065	4,303
	Citigroup Inc.	6.675%	9/13/43	7,800	8,413
	Citigroup Inc.	4.950%	11/7/43	5,019	4,461
	Citigroup Inc.	5.300%	5/6/44	22,994	21,276
	Citigroup Inc.	4.650%	7/30/45	12,348	10,947
	Citigroup Inc.	4.750%	5/18/46	42,083	36,057
[3]	Citigroup Inc.	4.281%	4/24/48	13,740	11,804
	Citigroup Inc.	4.650%	7/23/48	21,040	19,067
	Citizens Bank NA	6.064%	10/24/25	9,030	8,574
[3]	Citizens Bank NA	3.750%	2/18/26	7,440	6,798
	Citizens Bank NA	4.575%	8/9/28	8,695	7,900
	Citizens Financial Group Inc.	2.850%	7/27/26	33,398	29,624
	Citizens Financial Group Inc.	2.500%	2/6/30	6,547	5,145
	Citizens Financial Group Inc.	3.250%	4/30/30	6,071	4,996
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,430
	Citizens Financial Group Inc.	2.638%	9/30/32	13,098	9,247
	CME Group Inc.	3.000%	3/15/25	11,858	11,428
	CME Group Inc.	3.750%	6/15/28	1,774	1,698
	CME Group Inc.	2.650%	3/15/32	2,752	2,339
	CME Group Inc.	5.300%	9/15/43	13,107	13,621
	CME Group Inc.	4.150%	6/15/48	10,810	9,810
	CNA Financial Corp.	4.500%	3/1/26	4,544	4,411
	CNA Financial Corp.	3.450%	8/15/27	10,445	9,711
	CNA Financial Corp.	3.900%	5/1/29	3,321	3,053
	CNA Financial Corp.	2.050%	8/15/30	5,145	4,121
	CNA Financial Corp.	5.500%	6/15/33	4,444	4,340
	CNO Financial Group Inc.	5.250%	5/30/29	8,402	7,948
[3]	Comerica Bank	2.500%	7/23/24	3,675	3,449
[3]	Comerica Bank	4.000%	7/27/25	3,261	2,992
	Comerica Bank	5.332%	8/25/33	5,890	4,768
	Comerica Inc.	4.000%	2/1/29	6,659	5,586
	Commonwealth Bank of Australia	5.316%	3/13/26	13,385	13,420
	Cooperatieve Rabobank UA	3.875%	8/22/24	9,730	9,548
	Cooperatieve Rabobank UA	1.375%	1/10/25	8,715	8,196
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	23,590	22,728
	Cooperatieve Rabobank UA	4.375%	8/4/25	17,082	16,492
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	19,908	18,603
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	15,011	15,652
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,449	16,509
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,046	17,720
	Corebridge Financial Inc.	3.500%	4/4/25	12,700	12,103
	Corebridge Financial Inc.	3.650%	4/5/27	12,315	11,449
	Corebridge Financial Inc.	3.850%	4/5/29	13,532	12,217
	Corebridge Financial Inc.	3.900%	4/5/32	18,430	16,050
	Corebridge Financial Inc.	4.350%	4/5/42	8,970	7,230
	Corebridge Financial Inc.	4.400%	4/5/52	1,000	770

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse AG	4.750%	8/9/24	5,301	5,184
[3]	Credit Suisse AG	3.625%	9/9/24	26,591	25,656
	Credit Suisse AG	7.950%	1/9/25	14,146	14,421
[3]	Credit Suisse AG	3.700%	2/21/25	18,729	17,923
	Credit Suisse AG	2.950%	4/9/25	3,857	3,628
	Credit Suisse AG	5.000%	7/9/27	11,150	10,745
	Credit Suisse AG	7.500%	2/15/28	31,868	33,860
	Credit Suisse USA Inc.	7.125%	7/15/32	14,944	16,460
	Deutsche Bank AG	4.500%	4/1/25	21,033	20,023
[3]	Deutsche Bank AG	3.961%	11/26/25	11,555	11,015
[3]	Deutsche Bank AG	4.100%	1/13/26	11,164	10,410
	Deutsche Bank AG	6.119%	7/14/26	35,727	35,453
	Deutsche Bank AG	2.129%	11/24/26	27,335	24,269
	Deutsche Bank AG	2.311%	11/16/27	25,878	22,260
	Deutsche Bank AG	2.552%	1/7/28	7,201	6,250
	Deutsche Bank AG	6.720%	1/18/29	40,764	40,909
	Deutsche Bank AG	5.882%	7/8/31	4,487	3,936
	Deutsche Bank AG	3.729%	1/14/32	17,869	13,482
	Deutsche Bank AG	4.875%	12/1/32	16,512	13,943
	Deutsche Bank AG	3.742%	1/7/33	16,174	11,846
	Deutsche Bank AG	7.079%	2/10/34	7,879	7,253
	Discover Bank	2.450%	9/12/24	17,186	16,279
[3]	Discover Bank	4.250%	3/13/26	12,805	12,116
[3]	Discover Bank	3.450%	7/27/26	18,843	17,327
[3]	Discover Bank	4.650%	9/13/28	16,302	15,133
[3]	Discover Bank	2.700%	2/6/30	4,221	3,397
	Discover Financial Services	3.950%	11/6/24	7,685	7,404
	Discover Financial Services	3.750%	3/4/25	10,804	10,324
	Discover Financial Services	4.500%	1/30/26	12,078	11,543
	Discover Financial Services	4.100%	2/9/27	33,292	30,964
	Eaton Vance Corp.	3.500%	4/6/27	4,655	4,335
	Enstar Group Ltd.	4.950%	6/1/29	12,214	11,392
	Enstar Group Ltd.	3.100%	9/1/31	7,234	5,677
	Equitable Holdings Inc.	7.000%	4/1/28	4,510	4,716
	Equitable Holdings Inc.	4.350%	4/20/28	18,801	17,612
	Equitable Holdings Inc.	5.594%	1/11/33	400	393
	Equitable Holdings Inc.	5.000%	4/20/48	26,192	22,552
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,805	4,292
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	9,445
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,905	8,541
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,432	10,990
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,643	6,216
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,605	2,196
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	9,650	9,351
	Fidelity National Financial Inc.	4.500%	8/15/28	8,000	7,612
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	10,833
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	6,930
	Fidelity National Financial Inc.	3.200%	9/17/51	10,875	6,348
	Fifth Third Bancorp	2.375%	1/28/25	25,989	24,389
	Fifth Third Bancorp	2.550%	5/5/27	14,422	12,767
	Fifth Third Bancorp	1.707%	11/1/27	8,912	7,608
	Fifth Third Bancorp	3.950%	3/14/28	16,479	15,142
	Fifth Third Bancorp	4.055%	4/25/28	3,519	3,230
	Fifth Third Bancorp	4.772%	7/28/30	6,906	6,462
	Fifth Third Bancorp	8.250%	3/1/38	14,821	16,991
[3]	Fifth Third Bank NA	3.950%	7/28/25	13,199	12,593
	Fifth Third Bank NA	5.852%	10/27/25	11,145	10,878
[3]	Fifth Third Bank NA	3.850%	3/15/26	14,221	13,118
[3]	Fifth Third Bank NA	2.250%	2/1/27	7,995	7,019
	First American Financial Corp.	4.600%	11/15/24	5,505	5,383
	First American Financial Corp.	4.000%	5/15/30	200	176
	First American Financial Corp.	2.400%	8/15/31	9,888	7,523
	First Horizon Corp.	4.000%	5/26/25	4,915	4,591
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	7,416	7,299
	Franklin BSP Lending Corp.	3.250%	3/30/26	912	808
	Franklin Resources Inc.	2.850%	3/30/25	6,422	6,111
	Franklin Resources Inc.	1.600%	10/30/30	7,461	5,879
	Franklin Resources Inc.	2.950%	8/12/51	6,178	3,932
	FS KKR Capital Corp.	4.625%	7/15/24	8,204	7,966
	FS KKR Capital Corp.	4.125%	2/1/25	7,026	6,674
	FS KKR Capital Corp.	3.400%	1/15/26	15,198	13,813
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FS KKR Capital Corp.	2.625%	1/15/27	6,096	5,211
	FS KKR Capital Corp.	3.125%	10/12/28	4,762	3,876
	GATX Corp.	3.250%	3/30/25	5,106	4,857
	GATX Corp.	3.250%	9/15/26	3,945	3,641
	GATX Corp.	3.850%	3/30/27	16,206	15,222
	GATX Corp.	3.500%	3/15/28	7,278	6,638
	GATX Corp.	4.550%	11/7/28	6,050	5,785
	GATX Corp.	4.700%	4/1/29	3,859	3,695
	GATX Corp.	4.000%	6/30/30	4,398	4,018
	GATX Corp.	1.900%	6/1/31	6,000	4,604
	GATX Corp.	3.500%	6/1/32	3,275	2,803
	GATX Corp.	5.450%	9/15/33	3,125	3,072
	GATX Corp.	5.200%	3/15/44	1,531	1,368
	GATX Corp.	4.500%	3/30/45	1,952	1,545
	GATX Corp.	3.100%	6/1/51	7,242	4,594
	GE Capital Funding LLC	3.450%	5/15/25	17,761	16,957
	GE Capital Funding LLC	4.550%	5/15/32	8,386	8,129
	Globe Life Inc.	4.550%	9/15/28	7,062	6,820
	Globe Life Inc.	2.150%	8/15/30	6,660	5,254
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,575	3,413
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,580
	Goldman Sachs Capital I	6.345%	2/15/34	14,496	14,571
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	12,218	11,986
	Goldman Sachs Group Inc.	0.925%	10/21/24	50	49
	Goldman Sachs Group Inc.	3.500%	1/23/25	44,574	43,040
	Goldman Sachs Group Inc.	3.500%	4/1/25	9,644	9,257
	Goldman Sachs Group Inc.	3.750%	5/22/25	27,304	26,388
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	64,387	62,228
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,821	22,000
	Goldman Sachs Group Inc.	0.855%	2/12/26	805	742
	Goldman Sachs Group Inc.	3.750%	2/25/26	37,870	36,352
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,447	50,156
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	21,005	18,761
	Goldman Sachs Group Inc.	5.950%	1/15/27	21,326	21,595
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,930	39,922
	Goldman Sachs Group Inc.	1.431%	3/9/27	12,181	10,892
	Goldman Sachs Group Inc.	4.387%	6/15/27	980	952
	Goldman Sachs Group Inc.	1.542%	9/10/27	10,357	9,108
	Goldman Sachs Group Inc.	1.948%	10/21/27	33,310	29,606
	Goldman Sachs Group Inc.	2.640%	2/24/28	28,511	25,903
	Goldman Sachs Group Inc.	3.615%	3/15/28	32,967	30,935
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	36,629	34,428
	Goldman Sachs Group Inc.	4.482%	8/23/28	10,573	10,229
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	86,373	80,263
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,427	23,077
	Goldman Sachs Group Inc.	2.600%	2/7/30	7,368	6,297
	Goldman Sachs Group Inc.	3.800%	3/15/30	74,276	68,683
	Goldman Sachs Group Inc.	1.992%	1/27/32	27,044	21,283
	Goldman Sachs Group Inc.	2.615%	4/22/32	67,910	55,670
	Goldman Sachs Group Inc.	2.383%	7/21/32	36,094	28,870
	Goldman Sachs Group Inc.	2.650%	10/21/32	42,064	34,264
	Goldman Sachs Group Inc.	6.125%	2/15/33	4,812	5,170
	Goldman Sachs Group Inc.	3.102%	2/24/33	93,249	78,787
	Goldman Sachs Group Inc.	6.450%	5/1/36	22,139	23,076
	Goldman Sachs Group Inc.	6.750%	10/1/37	55,695	59,884
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	61,356	51,938
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	58,350	51,029
	Goldman Sachs Group Inc.	6.250%	2/1/41	17,714	19,027
	Goldman Sachs Group Inc.	3.210%	4/22/42	25,478	18,822
	Goldman Sachs Group Inc.	2.908%	7/21/42	330	233
	Goldman Sachs Group Inc.	3.436%	2/24/43	200	152
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,491	23,401
	Goldman Sachs Group Inc.	5.150%	5/22/45	38,164	35,557
	Golub Capital BDC Inc.	2.500%	8/24/26	2,762	2,394
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,507	6,300
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,000	1,581
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,670	5,760
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,644
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	5,803
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	6,084

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,650	2,207
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	13,291
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,400	3,535
[3]	HSBC Bank USA NA	5.875%	11/1/34	2,625	2,591
[3]	HSBC Bank USA NA	5.625%	8/15/35	330	319
[3]	HSBC Bank USA NA	7.000%	1/15/39	9,434	10,158
	HSBC Holdings plc	4.250%	8/18/25	3,326	3,195
[3]	HSBC Holdings plc	2.633%	11/7/25	32,148	30,561
	HSBC Holdings plc	4.180%	12/9/25	41,340	40,144
	HSBC Holdings plc	4.300%	3/8/26	48,892	47,283
	HSBC Holdings plc	2.999%	3/10/26	27,559	26,165
[3]	HSBC Holdings plc	1.645%	4/18/26	24,079	22,234
	HSBC Holdings plc	3.900%	5/25/26	54,074	51,568
[3]	HSBC Holdings plc	2.099%	6/4/26	89,532	82,912
[3]	HSBC Holdings plc	4.292%	9/12/26	58,366	56,125
	HSBC Holdings plc	7.336%	11/3/26	16,465	16,950
	HSBC Holdings plc	4.375%	11/23/26	22,875	21,622
	HSBC Holdings plc	1.589%	5/24/27	26,864	23,712
	HSBC Holdings plc	2.251%	11/22/27	32,155	28,530
[3]	HSBC Holdings plc	4.041%	3/13/28	31,967	30,026
	HSBC Holdings plc	4.755%	6/9/28	47,346	45,489
	HSBC Holdings plc	5.210%	8/11/28	23,275	22,760
[3]	HSBC Holdings plc	2.013%	9/22/28	57,233	49,027
	HSBC Holdings plc	7.390%	11/3/28	21,880	23,101
	HSBC Holdings plc	6.161%	3/9/29	24,945	25,178
[3]	HSBC Holdings plc	4.583%	6/19/29	32,823	30,893
	HSBC Holdings plc	2.206%	8/17/29	23,035	19,274
	HSBC Holdings plc	4.950%	3/31/30	15,123	14,891
[3]	HSBC Holdings plc	3.973%	5/22/30	40,547	36,395
[3]	HSBC Holdings plc	2.848%	6/4/31	17,684	14,709
[3]	HSBC Holdings plc	2.357%	8/18/31	18,514	14,805
[3]	HSBC Holdings plc	7.625%	5/17/32	8,260	8,696
	HSBC Holdings plc	2.804%	5/24/32	34,262	27,733
	HSBC Holdings plc	2.871%	11/22/32	40,852	33,003
[3]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,087
	HSBC Holdings plc	4.762%	3/29/33	15,750	14,225
	HSBC Holdings plc	5.402%	8/11/33	10,855	10,595
	HSBC Holdings plc	8.113%	11/3/33	21,651	24,011
	HSBC Holdings plc	6.254%	3/9/34	28,506	29,207
	HSBC Holdings plc	6.547%	6/20/34	6,865	6,837
[3]	HSBC Holdings plc	6.500%	5/2/36	21,889	21,758
[3]	HSBC Holdings plc	6.500%	9/15/37	41,705	41,520
[3]	HSBC Holdings plc	6.800%	6/1/38	11,629	11,728
	HSBC Holdings plc	6.100%	1/14/42	7,708	8,169
	HSBC Holdings plc	6.332%	3/9/44	28,055	29,057
	HSBC Holdings plc	5.250%	3/14/44	32,719	29,459
	HSBC USA Inc.	5.625%	3/17/25	16,855	16,806
	Huntington Bancshares Inc.	2.625%	8/6/24	6,799	6,505
	Huntington Bancshares Inc.	4.000%	5/15/25	6,378	6,113
	Huntington Bancshares Inc.	2.550%	2/4/30	18,555	14,872
	Huntington Bancshares Inc.	5.023%	5/17/33	8,405	7,689
	Huntington National Bank	5.699%	11/18/25	16,672	16,194
[3]	Huntington National Bank	4.270%	11/25/26	5,750	5,235
	Huntington National Bank	4.552%	5/17/28	22,385	20,933
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	7,517
	ING Groep NV	3.869%	3/28/26	9,800	9,410
	ING Groep NV	3.950%	3/29/27	20,413	19,355
	ING Groep NV	4.017%	3/28/28	4,830	4,536
	ING Groep NV	4.550%	10/2/28	13,530	13,012
	ING Groep NV	4.050%	4/9/29	3,970	3,706
	ING Groep NV	2.727%	4/1/32	5,396	4,453
	ING Groep NV	4.252%	3/28/33	12,463	11,378
	Intercontinental Exchange Inc.	3.650%	5/23/25	9,893	9,694
	Intercontinental Exchange Inc.	3.750%	12/1/25	16,643	16,154
	Intercontinental Exchange Inc.	3.100%	9/15/27	4,932	4,613
	Intercontinental Exchange Inc.	4.000%	9/15/27	6,625	6,455
	Intercontinental Exchange Inc.	3.750%	9/21/28	8,305	7,901
	Intercontinental Exchange Inc.	4.350%	6/15/29	6,710	6,574
	Intercontinental Exchange Inc.	2.100%	6/15/30	23,234	19,441
	Intercontinental Exchange Inc.	1.850%	9/15/32	34,656	26,684
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,555	22,827
	Intercontinental Exchange Inc.	2.650%	9/15/40	9,093	6,467
	Intercontinental Exchange Inc.	4.250%	9/21/48	14,474	12,587
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,120	13,264
	Intercontinental Exchange Inc.	4.950%	6/15/52	19,600	18,698
	Intercontinental Exchange Inc.	3.000%	9/15/60	28,124	18,374
	Intercontinental Exchange Inc.	5.200%	6/15/62	11,132	11,048
	Invesco Finance plc	3.750%	1/15/26	2,346	2,263
	Invesco Finance plc	5.375%	11/30/43	11,107	10,823
	Jackson Financial Inc.	3.125%	11/23/31	6,422	4,947
	Jackson Financial Inc.	4.000%	11/23/51	7,789	5,322
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,950	3,876
	Jefferies Financial Group Inc.	4.850%	1/15/27	7,165	7,020
	Jefferies Financial Group Inc.	6.450%	6/8/27	2,535	2,614
	Jefferies Financial Group Inc.	4.150%	1/23/30	19,572	17,640
	Jefferies Financial Group Inc.	2.750%	10/15/32	1,229	945
	Jefferies Financial Group Inc.	6.250%	1/15/36	4,242	4,332
	Jefferies Financial Group Inc.	6.500%	1/20/43	5,559	5,643
	JPMorgan Chase & Co.	3.875%	2/1/24	24,242	23,994
	JPMorgan Chase & Co.	3.875%	9/10/24	66,488	64,919
	JPMorgan Chase & Co.	3.125%	1/23/25	29,318	28,361
	JPMorgan Chase & Co.	3.900%	7/15/25	51,819	50,528
	JPMorgan Chase & Co.	0.768%	8/9/25	9,817	9,244
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	31,704	30,223
	JPMorgan Chase & Co.	1.561%	12/10/25	28,618	26,801
	JPMorgan Chase & Co.	5.546%	12/15/25	21,939	21,855
	JPMorgan Chase & Co.	2.595%	2/24/26	28,141	26,701
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	2,891	2,716
	JPMorgan Chase & Co.	3.300%	4/1/26	62,023	59,110
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	4,843	4,535
	JPMorgan Chase & Co.	4.080%	4/26/26	21,450	20,852
	JPMorgan Chase & Co.	3.200%	6/15/26	58,092	55,331
	JPMorgan Chase & Co.	2.950%	10/1/26	58,317	54,736
	JPMorgan Chase & Co.	7.625%	10/15/26	10,740	11,474
	JPMorgan Chase & Co.	1.045%	11/19/26	37,141	33,279
	JPMorgan Chase & Co.	4.125%	12/15/26	17,955	17,296
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	51,421	49,496
	JPMorgan Chase & Co.	1.040%	2/4/27	3,580	3,191
	JPMorgan Chase & Co.	1.578%	4/22/27	6,782	6,092
	JPMorgan Chase & Co.	8.000%	4/29/27	13,004	14,294
	JPMorgan Chase & Co.	1.470%	9/22/27	19,650	17,349
	JPMorgan Chase & Co.	4.250%	10/1/27	18,092	17,522
	JPMorgan Chase & Co.	3.625%	12/1/27	16,336	15,332
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	80,709	76,920
	JPMorgan Chase & Co.	2.947%	2/24/28	2,930	2,690
	JPMorgan Chase & Co.	4.323%	4/26/28	28,525	27,537
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	27,165	25,406
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	13,560	12,068
	JPMorgan Chase & Co.	4.851%	7/25/28	18,296	18,049
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	47,953	44,407
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	26,485	24,969
	JPMorgan Chase & Co.	2.069%	6/1/29	34,997	30,050
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	35,889	34,115
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	26,164	25,102
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	30,814	28,289
	JPMorgan Chase & Co.	4.565%	6/14/30	777	747
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	2,714	3,272
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	78,606	67,746
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	37,245	35,776
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	20,725	17,552
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	45,939	39,310
	JPMorgan Chase & Co.	1.764%	11/19/31	27,655	21,898
	JPMorgan Chase & Co.	1.953%	2/4/32	55,332	44,098
	JPMorgan Chase & Co.	2.580%	4/22/32	64,507	53,562
	JPMorgan Chase & Co.	2.545%	11/8/32	46,408	37,980
	JPMorgan Chase & Co.	2.963%	1/25/33	51,239	43,192
	JPMorgan Chase & Co.	4.586%	4/26/33	9,028	8,607
	JPMorgan Chase & Co.	4.912%	7/25/33	54,105	52,898
	JPMorgan Chase & Co.	5.717%	9/14/33	15,103	15,324
	JPMorgan Chase & Co.	5.350%	6/1/34	10,285	10,384
	JPMorgan Chase & Co.	6.400%	5/15/38	17,770	19,831
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	46,871	40,441

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	16,616	17,132
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	36,964	27,966
	JPMorgan Chase & Co.	5.600%	7/15/41	10,976	11,387
	JPMorgan Chase & Co.	2.525%	11/19/41	33,534	23,061
	JPMorgan Chase & Co.	5.400%	1/6/42	13,491	13,679
	JPMorgan Chase & Co.	3.157%	4/22/42	25,635	19,347
	JPMorgan Chase & Co.	5.625%	8/16/43	15,330	15,705
	JPMorgan Chase & Co.	4.850%	2/1/44	7,235	6,864
	JPMorgan Chase & Co.	4.950%	6/1/45	14,945	13,913
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	27,494	23,820
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	31,152	25,899
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	76,972	62,968
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	35,636	28,799
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	43,097	30,143
	JPMorgan Chase & Co.	3.328%	4/22/52	29,660	21,619
	Kemper Corp.	4.350%	2/15/25	2,926	2,815
	Kemper Corp.	2.400%	9/30/30	5,640	4,426
	Kemper Corp.	3.800%	2/23/32	5,175	4,290
[3]	KeyBank NA	3.300%	6/1/25	16,308	14,953
[3]	KeyBank NA	4.150%	8/8/25	7,975	7,353
[3]	KeyBank NA	3.400%	5/20/26	18,292	15,695
[3]	KeyBank NA	5.850%	11/15/27	6,035	5,683
[3]	KeyBank NA	4.390%	12/14/27	2,155	1,893
[3]	KeyBank NA	6.950%	2/1/28	3,898	3,651
[3]	KeyBank NA	4.900%	8/8/32	14,815	11,696
	KeyBank NA	5.000%	1/26/33	16,175	13,959
[3]	KeyCorp	4.150%	10/29/25	12,510	11,599
[3]	KeyCorp	2.250%	4/6/27	1,055	876
[3]	KeyCorp	4.100%	4/30/28	14,275	12,363
[3]	KeyCorp	2.550%	10/1/29	16,160	12,199
[3]	KeyCorp	4.789%	6/1/33	3,920	3,302
	Lazard Group LLC	3.750%	2/13/25	2,671	2,572
	Lazard Group LLC	3.625%	3/1/27	14,122	13,137
	Lazard Group LLC	4.500%	9/19/28	7,332	6,941
	Lazard Group LLC	4.375%	3/11/29	4,208	3,913
	Legg Mason Inc.	4.750%	3/15/26	5,010	4,935
	Legg Mason Inc.	5.625%	1/15/44	8,378	8,204
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,236
	Lincoln National Corp.	3.800%	3/1/28	11,346	10,253
	Lincoln National Corp.	3.050%	1/15/30	9,613	7,942
	Lincoln National Corp.	3.400%	1/15/31	4,600	3,881
	Lincoln National Corp.	6.300%	10/9/37	4,329	4,267
	Lincoln National Corp.	7.000%	6/15/40	7,172	7,482
	Lincoln National Corp.	4.350%	3/1/48	2,021	1,459
	Lincoln National Corp.	4.375%	6/15/50	3,192	2,237
	Lloyds Bank plc	3.500%	5/14/25	33	31
	Lloyds Banking Group plc	4.500%	11/4/24	16,238	15,762
	Lloyds Banking Group plc	4.450%	5/8/25	11,084	10,749
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,828	14,443
	Lloyds Banking Group plc	4.582%	12/10/25	40,355	38,559
[3]	Lloyds Banking Group plc	2.438%	2/5/26	3,855	3,631
	Lloyds Banking Group plc	3.511%	3/18/26	9,154	8,711
	Lloyds Banking Group plc	4.650%	3/24/26	12,582	12,012
	Lloyds Banking Group plc	4.716%	8/11/26	5,320	5,173
	Lloyds Banking Group plc	3.750%	1/11/27	29,303	27,460
	Lloyds Banking Group plc	3.750%	3/18/28	2,955	2,733
	Lloyds Banking Group plc	4.375%	3/22/28	37,871	35,948
	Lloyds Banking Group plc	4.550%	8/16/28	17,264	16,305
[3]	Lloyds Banking Group plc	3.574%	11/7/28	47,047	42,654
	Lloyds Banking Group plc	5.871%	3/6/29	7,325	7,272
	Lloyds Banking Group plc	4.976%	8/11/33	35,005	32,774
	Lloyds Banking Group plc	7.953%	11/15/33	7,325	7,934
	Lloyds Banking Group plc	5.300%	12/1/45	5,137	4,581
	Lloyds Banking Group plc	3.369%	12/14/46	10,230	6,739
	Lloyds Banking Group plc	4.344%	1/9/48	13,894	10,438
	Loews Corp.	3.750%	4/1/26	410	398
	Loews Corp.	3.200%	5/15/30	9,220	8,200
	Loews Corp.	6.000%	2/1/35	6,143	6,383
	Loews Corp.	4.125%	5/15/43	6,987	5,775
	M&T Bank Corp.	4.000%	7/15/24	4,388	4,260
	M&T Bank Corp.	4.553%	8/16/28	12,360	11,541
	M&T Bank Corp.	5.053%	1/27/34	13,990	12,764
	Main Street Capital Corp.	3.000%	7/14/26	8,135	7,157
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	13,967	13,186
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,707	6,516
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	7,309	6,978
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,627	3,973
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	13,853	13,062
	Manulife Financial Corp.	4.150%	3/4/26	17,840	17,282
[3]	Manulife Financial Corp.	4.061%	2/24/32	10,400	9,736
	Manulife Financial Corp.	3.703%	3/16/32	6,340	5,768
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,605
	Markel Group Inc.	3.500%	11/1/27	6,995	6,504
	Markel Group Inc.	3.350%	9/17/29	3,825	3,424
	Markel Group Inc.	5.000%	4/5/46	6,438	5,643
	Markel Group Inc.	4.300%	11/1/47	5,483	4,453
	Markel Group Inc.	5.000%	5/20/49	5,081	4,574
	Markel Group Inc.	4.150%	9/17/50	6,850	5,354
	Markel Group Inc.	3.450%	5/7/52	7,355	5,180
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,020
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,714	12,332
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,829	7,592
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	17,065	16,582
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,630	8,009
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	4,000	4,205
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,799	5,095
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	22,433	21,129
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,813	4,966
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	5,940	5,060
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,710	11,024
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	445	298
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,000	4,512
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	3,550	3,624
	Mastercard Inc.	2.000%	3/3/25	14,392	13,684
	Mastercard Inc.	2.950%	11/21/26	23,230	21,960
	Mastercard Inc.	3.300%	3/26/27	17,419	16,640
	Mastercard Inc.	3.500%	2/26/28	6,542	6,254
	Mastercard Inc.	4.875%	3/9/28	8,655	8,757
	Mastercard Inc.	2.950%	6/1/29	15,697	14,297
	Mastercard Inc.	3.350%	3/26/30	20,651	19,252
	Mastercard Inc.	1.900%	3/15/31	5,431	4,517
	Mastercard Inc.	2.000%	11/18/31	9,499	7,861
	Mastercard Inc.	3.800%	11/21/46	9,593	8,152
	Mastercard Inc.	3.950%	2/26/48	9,133	8,097
	Mastercard Inc.	3.650%	6/1/49	12,641	10,545
	Mastercard Inc.	3.850%	3/26/50	21,463	18,515
	Mastercard Inc.	2.950%	3/15/51	7,493	5,476
	Mercury General Corp.	4.400%	3/15/27	4,945	4,675
	MetLife Inc.	3.000%	3/1/25	15,520	14,997
	MetLife Inc.	3.600%	11/13/25	9,432	9,081
	MetLife Inc.	4.550%	3/23/30	31,741	31,069
	MetLife Inc.	6.375%	6/15/34	5,157	5,648
[3]	MetLife Inc.	6.400%	12/15/36	12,722	12,714
[3]	MetLife Inc.	10.750%	8/1/39	1,035	1,340
	MetLife Inc.	5.875%	2/6/41	23,189	23,735
	MetLife Inc.	4.125%	8/13/42	20,513	17,213
	MetLife Inc.	4.875%	11/13/43	12,143	11,237
	MetLife Inc.	4.721%	12/15/44	12,915	11,480
	MetLife Inc.	4.050%	3/1/45	9,188	7,694
	MetLife Inc.	4.600%	5/13/46	2,018	1,812
	MetLife Inc.	5.000%	7/15/52	18,605	17,544
	MetLife Inc.	5.250%	1/15/54	12,125	11,804
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	16,250	15,740
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	22,480	21,198
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,888	35,736
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	15,784	14,466
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,326	11,164
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	8,078	7,633
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	15,508	15,315

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	5,928	5,532
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	21,911	21,801
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	4,140	3,983
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,500	6,465
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	15,214	13,968
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	57,896	55,678
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	11,860	10,464
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,783	24,813
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	21,751	19,451
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	17,164	16,323
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	10,510	9,967
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	12,329	12,082
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	6,670	6,322
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	12,522	12,434
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,722	7,665
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	22,228	20,597
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,110	25,696
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	24,804	21,903
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,465	28,380
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,545	8,543
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	27,971	22,242
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,596	6,100
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	20,530	16,925
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	8,475	7,842
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	10,705	10,484
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	15,335	15,285
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	37,679	37,367
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,619	3,242
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	3,677
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	21,442	18,165
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	29,315	28,228
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	17,227	16,445
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	2,782	2,581
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,798	2,635
	Mizuho Financial Group Inc.	1.234%	5/22/27	27,768	24,378
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,533	9,284
	Mizuho Financial Group Inc.	4.018%	3/5/28	21,306	20,030
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,420	10,399
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	10,000	10,031
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,600	16,466
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	32,475	28,059
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,908	5,005
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,722	4,571
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,981	1,560
	Mizuho Financial Group Inc.	2.564%	9/13/31	12,000	9,432
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,440	19,842
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Mizuho Financial Group Inc.	5.748%	7/6/34	16,000	16,049
[3]	Morgan Stanley	3.700%	10/23/24	41,129	40,153
[3]	Morgan Stanley	2.720%	7/22/25	13,999	13,499
[3]	Morgan Stanley	4.000%	7/23/25	58,230	56,544
[3]	Morgan Stanley	0.864%	10/21/25	2,516	2,343
[3]	Morgan Stanley	1.164%	10/21/25	22,303	20,851
	Morgan Stanley	5.000%	11/24/25	29,814	29,314
[3]	Morgan Stanley	3.875%	1/27/26	33,583	32,409
[3]	Morgan Stanley	2.630%	2/18/26	10,040	9,531
[3]	Morgan Stanley	2.188%	4/28/26	13,007	12,208
	Morgan Stanley	4.679%	7/17/26	6,650	6,525
[3]	Morgan Stanley	3.125%	7/27/26	38,804	36,361
[3]	Morgan Stanley	6.250%	8/9/26	25,208	25,739
[3]	Morgan Stanley	4.350%	9/8/26	52,450	50,659
	Morgan Stanley	6.138%	10/16/26	18,635	18,839
	Morgan Stanley	0.985%	12/10/26	14,656	13,076
	Morgan Stanley	3.625%	1/20/27	41,744	39,654
	Morgan Stanley	5.050%	1/28/27	36,915	36,604
	Morgan Stanley	3.950%	4/23/27	53,778	50,950
	Morgan Stanley	1.593%	5/4/27	58,004	51,926
[3]	Morgan Stanley	1.512%	7/20/27	23,434	20,765
	Morgan Stanley	2.475%	1/21/28	12,188	11,005
	Morgan Stanley	4.210%	4/20/28	22,965	22,066
[3]	Morgan Stanley	3.591%	7/22/28	57,335	52,978
	Morgan Stanley	6.296%	10/18/28	22,722	23,390
[3]	Morgan Stanley	3.772%	1/24/29	16,459	15,374
	Morgan Stanley	5.123%	2/1/29	40,820	40,283
	Morgan Stanley	5.164%	4/20/29	32,585	32,226
[3]	Morgan Stanley	4.431%	1/23/30	36,138	34,416
[3]	Morgan Stanley	2.699%	1/22/31	72,180	61,444
[3]	Morgan Stanley	3.622%	4/1/31	51,820	46,728
[3]	Morgan Stanley	1.794%	2/13/32	61,043	47,359
	Morgan Stanley	7.250%	4/1/32	19,465	22,098
[3]	Morgan Stanley	1.928%	4/28/32	26,576	20,737
[3]	Morgan Stanley	2.239%	7/21/32	64,103	50,953
[3]	Morgan Stanley	2.511%	10/20/32	17,145	13,833
	Morgan Stanley	2.943%	1/21/33	36,587	30,409
	Morgan Stanley	4.889%	7/20/33	10,113	9,727
	Morgan Stanley	6.342%	10/18/33	39,970	42,534
	Morgan Stanley	5.250%	4/21/34	23,045	22,745
	Morgan Stanley	2.484%	9/16/36	29,481	22,314
	Morgan Stanley	5.297%	4/20/37	17,440	16,476
	Morgan Stanley	5.948%	1/19/38	22,563	22,257
[3]	Morgan Stanley	3.971%	7/22/38	21,614	18,335
[3]	Morgan Stanley	4.457%	4/22/39	27,723	24,703
	Morgan Stanley	3.217%	4/22/42	10,542	8,001
	Morgan Stanley	6.375%	7/24/42	36,133	40,293
	Morgan Stanley	4.300%	1/27/45	49,365	43,185
	Morgan Stanley	4.375%	1/22/47	9,801	8,755
[3]	Morgan Stanley	5.597%	3/24/51	19,486	20,288
[3]	Morgan Stanley	2.802%	1/25/52	31,123	20,442
[3,6]	Morgan Stanley, SOFR + 0.455%	5.552%	1/25/24	250	250
	Morgan Stanley Bank NA	4.754%	4/21/26	21,471	21,143
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	7,801	7,367
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	5,288	5,095
[3]	Munich Re America Corp.	7.450%	12/15/26	2,450	2,616
	Nasdaq Inc.	3.850%	6/30/26	9,795	9,427
	Nasdaq Inc.	5.350%	6/28/28	12,685	12,718
	Nasdaq Inc.	1.650%	1/15/31	9,750	7,567
	Nasdaq Inc.	5.550%	2/15/34	10,000	10,040
	Nasdaq Inc.	2.500%	12/21/40	10,270	6,892
	Nasdaq Inc.	3.250%	4/28/50	8,936	6,046
	Nasdaq Inc.	3.950%	3/7/52	5,912	4,539
	Nasdaq Inc.	5.950%	8/15/53	9,750	9,979
	Nasdaq Inc.	6.100%	6/28/63	7,785	7,966
	National Australia Bank Ltd.	5.132%	11/22/24	8,956	8,916
	National Australia Bank Ltd.	5.200%	5/13/25	16,050	16,014
	National Australia Bank Ltd.	3.375%	1/14/26	9,941	9,509
[3]	National Australia Bank Ltd.	2.500%	7/12/26	25,255	23,352
	National Australia Bank Ltd.	4.900%	6/13/28	20,000	19,808
	National Bank of Canada	5.250%	1/17/25	20,375	20,187

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,372	1,306
	NatWest Group plc	4.800%	4/5/26	9,198	8,932
	NatWest Group plc	7.472%	11/10/26	11,040	11,299
	NatWest Group plc	5.847%	3/2/27	10,910	10,792
	NatWest Group plc	1.642%	6/14/27	11,250	9,905
[3]	NatWest Group plc	3.073%	5/22/28	28,864	25,980
	NatWest Group plc	5.516%	9/30/28	5,200	5,099
[3]	NatWest Group plc	4.892%	5/18/29	42,122	40,061
	NatWest Group plc	5.808%	9/13/29	11,000	10,846
[3]	NatWest Group plc	3.754%	11/1/29	6,924	6,496
[3]	NatWest Group plc	5.076%	1/27/30	46,476	44,388
[3]	NatWest Group plc	4.445%	5/8/30	8,390	7,699
	NatWest Group plc	6.016%	3/2/34	8,585	8,635
[3]	NatWest Group plc	3.032%	11/28/35	21,869	16,719
	Nomura Holdings Inc.	2.648%	1/16/25	13,060	12,344
	Nomura Holdings Inc.	5.099%	7/3/25	5,805	5,698
	Nomura Holdings Inc.	1.851%	7/16/25	20,596	18,846
	Nomura Holdings Inc.	1.653%	7/14/26	17,685	15,557
	Nomura Holdings Inc.	2.329%	1/22/27	15,900	14,070
	Nomura Holdings Inc.	5.386%	7/6/27	9,500	9,334
	Nomura Holdings Inc.	2.172%	7/14/28	11,628	9,812
	Nomura Holdings Inc.	5.605%	7/6/29	10,400	10,252
	Nomura Holdings Inc.	3.103%	1/16/30	31,803	27,156
	Nomura Holdings Inc.	2.679%	7/16/30	4,350	3,559
	Nomura Holdings Inc.	2.608%	7/14/31	7,490	5,946
	Northern Trust Corp.	3.950%	10/30/25	13,471	12,986
	Northern Trust Corp.	3.650%	8/3/28	7,302	6,924
	Northern Trust Corp.	3.150%	5/3/29	11,149	10,137
	Northern Trust Corp.	1.950%	5/1/30	4,271	3,514
[3]	Northern Trust Corp.	3.375%	5/8/32	15,999	14,236
	Northern Trust Corp.	6.125%	11/2/32	8,783	9,102
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,697	3,499
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	9,393	8,089
	Old Republic International Corp.	4.875%	10/1/24	6,830	6,722
	Old Republic International Corp.	3.875%	8/26/26	6,228	5,873
	Old Republic International Corp.	3.850%	6/11/51	9,875	7,103
	ORIX Corp.	3.250%	12/4/24	7,405	7,115
	ORIX Corp.	3.700%	7/18/27	12,340	11,628
	ORIX Corp.	2.250%	3/9/31	10,643	8,758
	Owl Rock Capital Corp.	4.000%	3/30/25	6,893	6,478
	Owl Rock Capital Corp.	3.750%	7/22/25	12,570	11,636
	Owl Rock Capital Corp.	4.250%	1/15/26	11,487	10,635
	Owl Rock Capital Corp.	3.400%	7/15/26	7,152	6,340
	Owl Rock Capital Corp.	2.625%	1/15/27	11,131	9,449
	Owl Rock Capital Corp.	2.875%	6/11/28	9,837	8,016
[7]	Owl Rock Core Income Corp.	7.950%	6/13/28	12,175	12,204
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	8,646	7,167
	PartnerRe Finance B LLC	3.700%	7/2/29	8,209	7,534
	PartnerRe Finance B LLC	4.500%	10/1/50	1,965	1,656
	PNC Bank NA	2.500%	8/27/24	7,019	6,726
[3]	PNC Bank NA	3.300%	10/30/24	7,901	7,624
[3]	PNC Bank NA	2.950%	2/23/25	14,225	13,537
[3]	PNC Bank NA	3.875%	4/10/25	4,421	4,230
[3]	PNC Bank NA	3.250%	6/1/25	28,659	27,349
[3]	PNC Bank NA	4.200%	11/1/25	7,690	7,310
[3]	PNC Bank NA	3.100%	10/25/27	12,224	11,199
[3]	PNC Bank NA	3.250%	1/22/28	10,410	9,568
[3]	PNC Bank NA	4.050%	7/26/28	20,946	19,329
[3]	PNC Bank NA	2.700%	10/22/29	12,478	10,457
	PNC Financial Services Group Inc.	2.200%	11/1/24	6,221	5,926
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,649	5,603
	PNC Financial Services Group Inc.	5.812%	6/12/26	11,000	10,942
	PNC Financial Services Group Inc.	2.600%	7/23/26	8,256	7,625
	PNC Financial Services Group Inc.	4.758%	1/26/27	22,463	21,969
	PNC Financial Services Group Inc.	3.150%	5/19/27	13,990	12,976
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	3.450%	4/23/29	39,330	35,514
	PNC Financial Services Group Inc.	5.582%	6/12/29	18,560	18,477
	PNC Financial Services Group Inc.	2.550%	1/22/30	28,267	23,866
	PNC Financial Services Group Inc.	2.307%	4/23/32	6,400	5,194
	PNC Financial Services Group Inc.	6.037%	10/28/33	19,684	20,186
	PNC Financial Services Group Inc.	5.068%	1/24/34	12,135	11,636
	Primerica Inc.	2.800%	11/19/31	5,509	4,557
	Principal Financial Group Inc.	3.400%	5/15/25	13,809	13,218
	Principal Financial Group Inc.	3.100%	11/15/26	10,469	9,677
	Principal Financial Group Inc.	2.125%	6/15/30	15,657	12,720
	Principal Financial Group Inc.	5.375%	3/15/33	2,340	2,325
	Principal Financial Group Inc.	6.050%	10/15/36	578	594
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	4,614
	Principal Financial Group Inc.	4.350%	5/15/43	5,765	4,680
	Principal Financial Group Inc.	4.300%	11/15/46	7,486	5,986
	Principal Financial Group Inc.	5.500%	3/15/53	4,115	3,908
	Private Export Funding Corp.	3.900%	10/15/27	4,900	4,794
	Progressive Corp.	2.450%	1/15/27	8,119	7,456
	Progressive Corp.	4.000%	3/1/29	8,168	7,828
	Progressive Corp.	6.625%	3/1/29	5,085	5,488
	Progressive Corp.	3.200%	3/26/30	7,951	7,133
	Progressive Corp.	6.250%	12/1/32	818	884
	Progressive Corp.	4.950%	6/15/33	5,700	5,658
	Progressive Corp.	4.350%	4/25/44	3,790	3,283
	Progressive Corp.	4.125%	4/15/47	14,970	12,937
	Progressive Corp.	4.200%	3/15/48	6,142	5,249
	Progressive Corp.	3.950%	3/26/50	8,555	7,080
	Progressive Corp.	3.700%	3/15/52	7,240	5,705
	Prospect Capital Corp.	3.706%	1/22/26	7,091	6,281
	Prospect Capital Corp.	3.364%	11/15/26	3,915	3,297
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,875	4,651
[3]	Prudential Financial Inc.	2.100%	3/10/30	3,661	3,092
[3]	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,174
[3]	Prudential Financial Inc.	5.700%	12/14/36	7,498	7,792
[3]	Prudential Financial Inc.	6.625%	12/1/37	5,466	6,055
[3]	Prudential Financial Inc.	3.000%	3/10/40	4,697	3,514
[3]	Prudential Financial Inc.	6.625%	6/21/40	5,265	5,789
[3]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,115
[3]	Prudential Financial Inc.	4.600%	5/15/44	3,870	3,414
[3]	Prudential Financial Inc.	5.375%	5/15/45	16,271	15,892
[3]	Prudential Financial Inc.	4.500%	9/15/47	9,935	9,111
	Prudential Financial Inc.	3.905%	12/7/47	34,733	27,733
[3]	Prudential Financial Inc.	5.700%	9/15/48	8,745	8,402
	Prudential Financial Inc.	3.935%	12/7/49	25,952	20,676
[3]	Prudential Financial Inc.	3.700%	10/1/50	12,685	10,649
[3]	Prudential Financial Inc.	3.700%	3/13/51	11,664	8,952
	Prudential Financial Inc.	5.125%	3/1/52	8,114	7,298
	Prudential Financial Inc.	6.000%	9/1/52	6,537	6,253
	Prudential Financial Inc.	6.750%	3/1/53	3,115	3,137
	Prudential Funding Asia plc	3.125%	4/14/30	13,339	11,798
	Prudential Funding Asia plc	3.625%	3/24/32	2,460	2,191
	Raymond James Financial Inc.	4.650%	4/1/30	17,231	16,792
	Raymond James Financial Inc.	4.950%	7/15/46	20,347	18,355
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	8,576
[3]	Regions Bank	6.450%	6/26/37	5,192	5,123
	Regions Financial Corp.	2.250%	5/18/25	10,384	9,623
	Regions Financial Corp.	1.800%	8/12/28	6,380	5,195
	Regions Financial Corp.	7.375%	12/10/37	5,493	5,935
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,041
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	13,556
	Reinsurance Group of America Inc.	3.150%	6/15/30	3,360	2,886
	Reinsurance Group of America Inc.	6.000%	9/15/33	5,065	5,101
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	6,449
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,508

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,955	1,738
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,663	6,526
[3]	Royal Bank of Canada	2.550%	7/16/24	14,400	13,947
	Royal Bank of Canada	0.650%	7/29/24	1,705	1,614
[3]	Royal Bank of Canada	0.750%	10/7/24	18,493	17,362
[3]	Royal Bank of Canada	5.660%	10/25/24	12,820	12,817
[3]	Royal Bank of Canada	2.250%	11/1/24	41,693	39,801
[3]	Royal Bank of Canada	1.600%	1/21/25	5,190	4,880
	Royal Bank of Canada	3.375%	4/14/25	20,985	20,214
[3]	Royal Bank of Canada	4.950%	4/25/25	16,959	16,755
[3]	Royal Bank of Canada	1.150%	6/10/25	26,372	24,330
[3]	Royal Bank of Canada	4.875%	1/12/26	6,960	6,880
[3]	Royal Bank of Canada	0.875%	1/20/26	15,431	13,806
[3]	Royal Bank of Canada	4.650%	1/27/26	13,745	13,384
	Royal Bank of Canada	1.200%	4/27/26	11,578	10,327
[3]	Royal Bank of Canada	1.150%	7/14/26	25,417	22,506
[3]	Royal Bank of Canada	1.400%	11/2/26	25,526	22,511
[3]	Royal Bank of Canada	2.050%	1/21/27	4,029	3,615
	Royal Bank of Canada	3.625%	5/4/27	14,750	13,958
[3]	Royal Bank of Canada	4.240%	8/3/27	7,315	7,065
[3]	Royal Bank of Canada	6.000%	11/1/27	25,458	26,118
[3]	Royal Bank of Canada	4.900%	1/12/28	12,700	12,526
[3]	Royal Bank of Canada	2.300%	11/3/31	36,373	29,513
	Royal Bank of Canada	3.875%	5/4/32	9,634	8,828
[3]	Royal Bank of Canada	5.000%	2/1/33	41,076	40,261
[3]	Royal Bank of Canada	5.000%	5/2/33	13,440	13,111
	Santander Holdings USA Inc.	4.500%	7/17/25	27,995	27,192
	Santander Holdings USA Inc.	3.244%	10/5/26	53,110	47,835
	Santander Holdings USA Inc.	4.400%	7/13/27	30,144	28,363
	Santander Holdings USA Inc.	6.499%	3/9/29	6,545	6,480
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	20,420	18,182
	Santander UK Group Holdings plc	6.833%	11/21/26	12,000	12,032
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	9,407	8,469
	Santander UK Group Holdings plc	6.534%	1/10/29	19,760	19,907
	Santander UK Group Holdings plc	2.896%	3/15/32	15,625	12,657
	Selective Insurance Group Inc.	5.375%	3/1/49	3,895	3,592
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	5,126	4,950
[7]	Societe Generale SA	3.000%	1/22/30	1,000	836
[7]	Standard Chartered plc	4.644%	4/1/31	1,000	930
	State Street Corp.	3.300%	12/16/24	3,603	3,483
	State Street Corp.	3.550%	8/18/25	27,485	26,580
[3]	State Street Corp.	2.354%	11/1/25	13,700	13,076
	State Street Corp.	2.901%	3/30/26	10,835	10,355
	State Street Corp.	5.104%	5/18/26	9,500	9,432
	State Street Corp.	2.650%	5/19/26	14,625	13,707
	State Street Corp.	5.751%	11/4/26	18,775	18,871
[3]	State Street Corp.	4.141%	12/3/29	6,175	5,869
	State Street Corp.	2.400%	1/24/30	16,986	14,659
	State Street Corp.	2.200%	3/3/31	8,942	7,265
	State Street Corp.	3.152%	3/30/31	2,248	1,975
	State Street Corp.	4.821%	1/26/34	24,372	23,669
	State Street Corp.	5.159%	5/18/34	9,855	9,798
[3]	State Street Corp.	3.031%	11/1/34	30,128	25,646
	Stewart Information Services Corp.	3.600%	11/15/31	5,750	4,385
	Stifel Financial Corp.	4.250%	7/18/24	10,450	10,220
	Stifel Financial Corp.	4.000%	5/15/30	3,180	2,729
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	12,830	12,515
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,134
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	35,684	34,529
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	39,945	38,284
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	8,393	7,958
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	35,355	32,493
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	15,701	14,009
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	9,968	9,943
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	28,966	27,667
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,304	15,000
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	17,530	15,414
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	23,282	21,545
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	11,276	10,576
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	3,800	3,397
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	14,633	13,679
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	19,883	19,963
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	16,000	14,767
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	30,995	28,958
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	16,500	13,878
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	13,155	12,451
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,910	20,030
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	7,063	6,182
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	14,820	12,658
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	16,380	16,586
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	29,570	25,480
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	4,411	3,588
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	760	605
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	6,652	5,173
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,295	5,818
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	21,487	22,097
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	4,179
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,404	2,412
	Synchrony Financial	4.250%	8/15/24	9,081	8,745
	Synchrony Financial	4.875%	6/13/25	12,000	11,413
	Synchrony Financial	4.500%	7/23/25	25,622	24,215
	Synchrony Financial	3.700%	8/4/26	10,854	9,707
	Synchrony Financial	3.950%	12/1/27	8,872	7,728
	Synchrony Financial	5.150%	3/19/29	8,716	7,894
	Synovus Bank	5.625%	2/15/28	4,791	4,319
[3]	Toronto-Dominion Bank	3.250%	3/11/24	59,598	58,567
[3]	Toronto-Dominion Bank	4.285%	9/13/24	28,915	28,407
	Toronto-Dominion Bank	1.250%	12/13/24	2,915	2,741
[3]	Toronto-Dominion Bank	1.450%	1/10/25	9,326	8,779
	Toronto-Dominion Bank	3.766%	6/6/25	7,897	7,661
[3]	Toronto-Dominion Bank	1.150%	6/12/25	14,469	13,331
[3]	Toronto-Dominion Bank	0.750%	9/11/25	11,916	10,785
[3]	Toronto-Dominion Bank	0.750%	1/6/26	3,145	2,808
[3]	Toronto-Dominion Bank	1.200%	6/3/26	16,595	14,757
[3]	Toronto-Dominion Bank	1.250%	9/10/26	12,315	10,888
[3]	Toronto-Dominion Bank	1.950%	1/12/27	10,100	9,088
[3]	Toronto-Dominion Bank	2.800%	3/10/27	16,721	15,316
	Toronto-Dominion Bank	4.108%	6/8/27	19,751	18,902
[3]	Toronto-Dominion Bank	4.693%	9/15/27	29,090	28,481
	Toronto-Dominion Bank	5.156%	1/10/28	28,798	28,596
[3]	Toronto-Dominion Bank	3.625%	9/15/31	5,256	4,841
[3]	Toronto-Dominion Bank	2.450%	1/12/32	7,118	5,827
[3]	Toronto-Dominion Bank	3.200%	3/10/32	47,633	41,183
	Toronto-Dominion Bank	4.456%	6/8/32	26,035	24,733
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	5,706
	Travelers Cos. Inc.	6.750%	6/20/36	1,873	2,129
[3]	Travelers Cos. Inc.	6.250%	6/15/37	11,172	12,369
	Travelers Cos. Inc.	5.350%	11/1/40	5,698	5,841

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.600%	8/1/43	8,420	7,645
	Travelers Cos. Inc.	4.300%	8/25/45	2,632	2,284
	Travelers Cos. Inc.	3.750%	5/15/46	8,475	6,748
	Travelers Cos. Inc.	4.000%	5/30/47	6,915	5,818
	Travelers Cos. Inc.	4.050%	3/7/48	596	501
	Travelers Cos. Inc.	4.100%	3/4/49	7,076	6,028
	Travelers Cos. Inc.	2.550%	4/27/50	8,670	5,585
	Travelers Cos. Inc.	3.050%	6/8/51	8,512	6,071
	Travelers Cos. Inc.	5.450%	5/25/53	9,629	10,078
	Travelers Property Casualty Corp.	6.375%	3/15/33	3,667	4,047
	Trinity Acquisition plc	4.400%	3/15/26	7,771	7,494
[3]	Truist Bank	2.150%	12/6/24	13,401	12,644
[3]	Truist Bank	1.500%	3/10/25	16,135	14,898
[3]	Truist Bank	3.625%	9/16/25	23,244	21,707
[3]	Truist Bank	4.050%	11/3/25	1,630	1,561
[3]	Truist Bank	3.300%	5/15/26	16,326	14,966
[3]	Truist Bank	3.800%	10/30/26	5,204	4,751
[3]	Truist Bank	2.636%	9/17/29	5,726	5,282
[3]	Truist Bank	2.250%	3/11/30	4,459	3,546
[3]	Truist Financial Corp.	2.500%	8/1/24	6,742	6,502
[3]	Truist Financial Corp.	2.850%	10/26/24	17,430	16,726
	Truist Financial Corp.	4.000%	5/1/25	9,663	9,350
[3]	Truist Financial Corp.	3.700%	6/5/25	15,450	14,815
[3]	Truist Financial Corp.	1.200%	8/5/25	5,015	4,546
[3]	Truist Financial Corp.	5.900%	10/28/26	22,786	22,574
[3]	Truist Financial Corp.	1.267%	3/2/27	18,077	15,955
[3]	Truist Financial Corp.	6.047%	6/8/27	19,610	19,620
[3]	Truist Financial Corp.	1.125%	8/3/27	12,449	10,500
[3]	Truist Financial Corp.	4.873%	1/26/29	5,295	5,088
[3]	Truist Financial Corp.	3.875%	3/19/29	17,765	15,909
[3]	Truist Financial Corp.	1.887%	6/7/29	12,230	10,172
[3]	Truist Financial Corp.	1.950%	6/5/30	6,418	5,103
[3]	Truist Financial Corp.	4.916%	7/28/33	12,370	11,297
[3]	Truist Financial Corp.	6.123%	10/28/33	15,065	15,342
[3]	Truist Financial Corp.	5.122%	1/26/34	34,465	32,645
[3]	Truist Financial Corp.	5.867%	6/8/34	6,390	6,396
	UBS Group AG	3.750%	3/26/25	66,704	63,863
	UBS Group AG	4.550%	4/17/26	15,594	14,985
[7]	UBS Group AG	4.282%	1/9/28	250	231
[7]	UBS Group AG	4.194%	4/1/31	3,250	2,887
	UBS Group AG	4.875%	5/15/45	27,260	23,556
	Unum Group	3.875%	11/5/25	175	166
	Unum Group	4.000%	6/15/29	3,050	2,805
	Unum Group	5.750%	8/15/42	6,798	6,405
	Unum Group	4.500%	12/15/49	8,336	6,393
	Unum Group	4.125%	6/15/51	9,650	7,104
	US Bancorp	2.400%	7/30/24	19,523	18,835
[3]	US Bancorp	3.600%	9/11/24	6,623	6,432
	US Bancorp	1.450%	5/12/25	3,802	3,552
[3]	US Bancorp	3.950%	11/17/25	4,522	4,350
[3]	US Bancorp	3.100%	4/27/26	12,384	11,559
[3]	US Bancorp	2.375%	7/22/26	23,686	21,659
	US Bancorp	5.727%	10/21/26	14,785	14,836
[3]	US Bancorp	3.150%	4/27/27	17,473	16,184
[3]	US Bancorp	3.900%	4/26/28	7,172	6,764
[3]	US Bancorp	4.548%	7/22/28	29,220	27,976
	US Bancorp	4.653%	2/1/29	20,200	19,307
	US Bancorp	5.775%	6/12/29	10,000	9,996
[3]	US Bancorp	3.000%	7/30/29	15,603	13,224
[3]	US Bancorp	1.375%	7/22/30	14,490	11,091
[3]	US Bancorp	2.677%	1/27/33	8,505	6,819
[3]	US Bancorp	4.967%	7/22/33	20,965	19,009
	US Bancorp	5.850%	10/21/33	6,305	6,333
	US Bancorp	4.839%	2/1/34	48,155	45,093
	US Bancorp	5.836%	6/12/34	23,000	23,144
[3]	US Bank NA	2.050%	1/21/25	18,513	17,460
[3]	US Bank NA	2.800%	1/27/25	30,066	28,696
	Visa Inc.	3.150%	12/14/25	67,106	64,317
	Visa Inc.	1.900%	4/15/27	17,930	16,340
	Visa Inc.	0.750%	8/15/27	4,125	3,576
	Visa Inc.	2.750%	9/15/27	21,448	19,924
	Visa Inc.	2.050%	4/15/30	17,153	14,710
	Visa Inc.	1.100%	2/15/31	10,775	8,511
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.150%	12/14/35	18,091	17,228
	Visa Inc.	2.700%	4/15/40	12,888	9,889
	Visa Inc.	4.300%	12/14/45	44,225	41,051
	Visa Inc.	3.650%	9/15/47	9,574	8,109
	Visa Inc.	2.000%	8/15/50	22,145	13,590
	Voya Financial Inc.	3.650%	6/15/26	4,077	3,834
	Voya Financial Inc.	5.700%	7/15/43	10,304	9,872
	Voya Financial Inc.	4.800%	6/15/46	2,793	2,302
[3]	Voya Financial Inc.	4.700%	1/23/48	4,520	3,651
	W R Berkley Corp.	4.000%	5/12/50	6,030	4,728
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,228
	W R Berkley Corp.	3.150%	9/30/61	11,600	7,174
	Wachovia Corp.	6.605%	10/1/25	3,175	3,231
	Wachovia Corp.	5.500%	8/1/35	22,520	22,060
	Wachovia Corp.	6.550%	10/15/35	7,625	8,065
	Webster Financial Corp.	4.100%	3/25/29	3,850	3,325
[3]	Wells Fargo & Co.	3.300%	9/9/24	7,912	7,708
[3]	Wells Fargo & Co.	3.000%	2/19/25	41,068	39,444
[3]	Wells Fargo & Co.	3.550%	9/29/25	36,057	34,592
[3]	Wells Fargo & Co.	2.406%	10/30/25	58,070	55,329
[3]	Wells Fargo & Co.	2.164%	2/11/26	30,858	29,070
	Wells Fargo & Co.	3.000%	4/22/26	69,828	65,725
[3]	Wells Fargo & Co.	3.908%	4/25/26	66,807	64,581
[3]	Wells Fargo & Co.	2.188%	4/30/26	9,150	8,576
[3]	Wells Fargo & Co.	4.100%	6/3/26	50,683	48,645
[3]	Wells Fargo & Co.	4.540%	8/15/26	49,995	48,875
	Wells Fargo & Co.	3.000%	10/23/26	45,960	42,707
[3]	Wells Fargo & Co.	3.196%	6/17/27	16,765	15,750
[3]	Wells Fargo & Co.	4.300%	7/22/27	23,757	22,805
[3]	Wells Fargo & Co.	3.584%	5/22/28	39,770	37,058
[3]	Wells Fargo & Co.	2.393%	6/2/28	37,380	33,335
[3]	Wells Fargo & Co.	4.808%	7/25/28	29,374	28,721
[3]	Wells Fargo & Co.	4.150%	1/24/29	5,730	5,430
[3]	Wells Fargo & Co.	2.879%	10/30/30	102,546	88,634
[3]	Wells Fargo & Co.	2.572%	2/11/31	35,576	30,149
[3]	Wells Fargo & Co.	4.478%	4/4/31	30,797	29,296
[3]	Wells Fargo & Co.	3.350%	3/2/33	2,400	2,054
[3]	Wells Fargo & Co.	4.897%	7/25/33	69,259	66,391
	Wells Fargo & Co.	5.389%	4/24/34	31,416	31,224
	Wells Fargo & Co.	5.375%	2/7/35	1,285	1,277
[3]	Wells Fargo & Co.	5.950%	12/15/36	3,577	3,530
[3]	Wells Fargo & Co.	3.068%	4/30/41	47,919	35,160
	Wells Fargo & Co.	5.375%	11/2/43	20,314	19,123
	Wells Fargo & Co.	5.606%	1/15/44	22,585	21,672
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,289	27,530
	Wells Fargo & Co.	3.900%	5/1/45	22,379	17,980
[3]	Wells Fargo & Co.	4.900%	11/17/45	39,183	34,481
[3]	Wells Fargo & Co.	4.400%	6/14/46	25,873	21,081
[3]	Wells Fargo & Co.	4.750%	12/7/46	25,529	21,715
[3]	Wells Fargo & Co.	5.013%	4/4/51	76,340	70,884
[3]	Wells Fargo & Co.	4.611%	4/25/53	51,278	44,982
	Wells Fargo Bank NA	5.950%	8/26/36	9,224	9,270
[3]	Wells Fargo Bank NA	5.850%	2/1/37	17,524	17,771
[3]	Wells Fargo Bank NA	6.600%	1/15/38	15,859	17,213
	Western Union Co.	2.850%	1/10/25	6,742	6,420
	Western Union Co.	1.350%	3/15/26	4,801	4,251
	Western Union Co.	2.750%	3/15/31	5,090	4,030
	Western Union Co.	6.200%	11/17/36	7,650	7,694
	Western Union Co.	6.200%	6/21/40	3,400	3,411
	Westpac Banking Corp.	1.019%	11/18/24	14,861	13,991
	Westpac Banking Corp.	2.350%	2/19/25	21,899	20,857
	Westpac Banking Corp.	2.850%	5/13/26	32,925	31,001
	Westpac Banking Corp.	2.700%	8/19/26	27,719	25,746
	Westpac Banking Corp.	3.350%	3/8/27	23,841	22,492
	Westpac Banking Corp.	3.400%	1/25/28	6,758	6,345
	Westpac Banking Corp.	1.953%	11/20/28	6,265	5,374
	Westpac Banking Corp.	2.650%	1/16/30	5,555	4,904
[3]	Westpac Banking Corp.	2.894%	2/4/30	40,726	38,070
	Westpac Banking Corp.	2.150%	6/3/31	12,900	10,812
[3]	Westpac Banking Corp.	4.322%	11/23/31	34,906	32,351
	Westpac Banking Corp.	5.405%	8/10/33	8,455	8,004
	Westpac Banking Corp.	4.110%	7/24/34	11,021	9,615
	Westpac Banking Corp.	2.668%	11/15/35	19,955	15,291

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	3.020%	11/18/36	12,185	9,326
	Westpac Banking Corp.	4.421%	7/24/39	8,973	7,398
	Westpac Banking Corp.	2.963%	11/16/40	16,949	11,362
	Willis North America Inc.	4.650%	6/15/27	3,680	3,577
	Willis North America Inc.	4.500%	9/15/28	6,692	6,381
	Willis North America Inc.	2.950%	9/15/29	8,401	7,241
	Willis North America Inc.	5.350%	5/15/33	5,270	5,141
	Willis North America Inc.	5.050%	9/15/48	8,258	7,090
	Willis North America Inc.	3.875%	9/15/49	15,794	11,488
	Wintrust Financial Corp.	4.850%	6/6/29	3,035	2,716
	XL Group Ltd.	5.250%	12/15/43	7,275	7,146
	Zions Bancorp NA	3.250%	10/29/29	6,660	4,889
					22,804,553
Health Care (3.1%)
	Abbott Laboratories	2.950%	3/15/25	10,436	10,102
	Abbott Laboratories	3.875%	9/15/25	9,191	8,982
	Abbott Laboratories	3.750%	11/30/26	13,630	13,297
	Abbott Laboratories	1.150%	1/30/28	10,595	9,170
	Abbott Laboratories	1.400%	6/30/30	5,640	4,640
	Abbott Laboratories	4.750%	11/30/36	15,166	15,216
	Abbott Laboratories	6.150%	11/30/37	4,015	4,488
	Abbott Laboratories	6.000%	4/1/39	3,838	4,284
	Abbott Laboratories	5.300%	5/27/40	6,219	6,507
	Abbott Laboratories	4.750%	4/15/43	14,339	14,077
	Abbott Laboratories	4.900%	11/30/46	48,323	48,712
	AbbVie Inc.	2.600%	11/21/24	40,185	38,558
	AbbVie Inc.	3.800%	3/15/25	47,311	46,015
	AbbVie Inc.	3.600%	5/14/25	43,765	42,315
	AbbVie Inc.	3.200%	5/14/26	36,520	34,615
	AbbVie Inc.	2.950%	11/21/26	46,478	43,434
	AbbVie Inc.	4.250%	11/14/28	24,087	23,372
	AbbVie Inc.	3.200%	11/21/29	66,459	60,062
	AbbVie Inc.	4.550%	3/15/35	24,056	22,900
	AbbVie Inc.	4.500%	5/14/35	33,779	32,059
	AbbVie Inc.	4.300%	5/14/36	22,336	20,538
	AbbVie Inc.	4.050%	11/21/39	58,385	50,816
	AbbVie Inc.	4.625%	10/1/42	5,461	4,933
	AbbVie Inc.	4.400%	11/6/42	24,306	21,761
	AbbVie Inc.	4.850%	6/15/44	22,968	21,396
	AbbVie Inc.	4.750%	3/15/45	7,347	6,729
	AbbVie Inc.	4.700%	5/14/45	17,487	15,942
	AbbVie Inc.	4.450%	5/14/46	25,375	22,353
	AbbVie Inc.	4.875%	11/14/48	26,041	24,565
	AbbVie Inc.	4.250%	11/21/49	70,973	61,155
	Adventist Health System	2.952%	3/1/29	6,875	5,983
	Adventist Health System	5.430%	3/1/32	3,375	3,348
	Adventist Health System	3.630%	3/1/49	5,360	3,941
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,223	3,080
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,197	1,840
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,525	5,745
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,660	5,004
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,810	4,007
	Aetna Inc.	3.500%	11/15/24	13,680	13,274
	Aetna Inc.	6.625%	6/15/36	12,044	13,259
	Aetna Inc.	6.750%	12/15/37	6,201	6,849
	Aetna Inc.	4.500%	5/15/42	6,496	5,571
	Aetna Inc.	4.125%	11/15/42	7,367	6,066
	Aetna Inc.	4.750%	3/15/44	7,528	6,681
	Aetna Inc.	3.875%	8/15/47	13,619	10,628
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,091
	Agilent Technologies Inc.	2.750%	9/15/29	2,155	1,880
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,205
	Agilent Technologies Inc.	2.300%	3/12/31	11,207	9,167
	AHS Hospital Corp.	5.024%	7/1/45	5,399	5,222
[3]	AHS Hospital Corp.	2.780%	7/1/51	6,870	4,513
[3]	Allina Health System	3.887%	4/15/49	5,057	4,061
	AmerisourceBergen Corp.	3.250%	3/1/25	9,255	8,897
	AmerisourceBergen Corp.	3.450%	12/15/27	7,207	6,747
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AmerisourceBergen Corp.	2.800%	5/15/30	7,887	6,844
	AmerisourceBergen Corp.	2.700%	3/15/31	8,318	7,092
	AmerisourceBergen Corp.	4.250%	3/1/45	5,819	4,821
	AmerisourceBergen Corp.	4.300%	12/15/47	8,104	6,910
	Amgen Inc.	1.900%	2/21/25	16,186	15,262
	Amgen Inc.	5.250%	3/2/25	25,895	25,767
	Amgen Inc.	3.125%	5/1/25	14,105	13,517
	Amgen Inc.	5.507%	3/2/26	20,100	20,051
	Amgen Inc.	2.600%	8/19/26	21,710	20,104
	Amgen Inc.	2.200%	2/21/27	24,854	22,581
	Amgen Inc.	3.200%	11/2/27	12,753	11,920
	Amgen Inc.	5.150%	3/2/28	22,315	22,285
	Amgen Inc.	1.650%	8/15/28	12,854	10,996
	Amgen Inc.	3.000%	2/22/29	5,165	4,665
	Amgen Inc.	4.050%	8/18/29	15,911	15,065
	Amgen Inc.	2.450%	2/21/30	17,981	15,389
	Amgen Inc.	5.250%	3/2/30	26,884	26,956
	Amgen Inc.	2.300%	2/25/31	37,490	31,153
	Amgen Inc.	2.000%	1/15/32	9,856	7,834
	Amgen Inc.	3.350%	2/22/32	11,274	9,934
	Amgen Inc.	5.250%	3/2/33	78,055	78,134
	Amgen Inc.	3.150%	2/21/40	24,881	19,032
	Amgen Inc.	2.800%	8/15/41	32,726	23,161
	Amgen Inc.	4.950%	10/1/41	17,656	16,409
	Amgen Inc.	5.150%	11/15/41	6,775	6,552
	Amgen Inc.	5.600%	3/2/43	35,995	36,079
	Amgen Inc.	4.400%	5/1/45	40,797	35,337
	Amgen Inc.	4.563%	6/15/48	5,448	4,834
	Amgen Inc.	3.375%	2/21/50	26,929	19,755
	Amgen Inc.	4.663%	6/15/51	31,093	27,855
	Amgen Inc.	3.000%	1/15/52	29,276	19,541
	Amgen Inc.	4.200%	2/22/52	25,135	20,826
	Amgen Inc.	4.875%	3/1/53	6,505	5,981
	Amgen Inc.	5.650%	3/2/53	77,860	78,935
	Amgen Inc.	2.770%	9/1/53	6,742	4,207
	Amgen Inc.	4.400%	2/22/62	12,515	10,305
	Amgen Inc.	5.750%	3/2/63	30,250	30,746
[3]	Ascension Health	2.532%	11/15/29	16,624	14,291
[3]	Ascension Health	3.106%	11/15/39	11,133	8,694
	Ascension Health	3.945%	11/15/46	7,338	6,167
[3]	Ascension Health	4.847%	11/15/53	9,575	9,395
	AstraZeneca Finance LLC	1.200%	5/28/26	10,035	9,054
	AstraZeneca Finance LLC	4.875%	3/3/28	13,530	13,524
	AstraZeneca Finance LLC	1.750%	5/28/28	15,195	13,168
	AstraZeneca Finance LLC	4.900%	3/3/30	16,056	16,079
	AstraZeneca Finance LLC	2.250%	5/28/31	13,400	11,306
	AstraZeneca Finance LLC	4.875%	3/3/33	19,031	19,299
	AstraZeneca plc	3.375%	11/16/25	31,994	30,752
	AstraZeneca plc	0.700%	4/8/26	22,656	20,243
	AstraZeneca plc	3.125%	6/12/27	9,524	8,956
	AstraZeneca plc	4.000%	1/17/29	15,837	15,313
	AstraZeneca plc	1.375%	8/6/30	16,429	13,208
	AstraZeneca plc	6.450%	9/15/37	38,330	44,017
	AstraZeneca plc	4.000%	9/18/42	16,693	14,872
	AstraZeneca plc	4.375%	11/16/45	14,542	13,490
	AstraZeneca plc	4.375%	8/17/48	3,167	2,963
	AstraZeneca plc	2.125%	8/6/50	16,620	10,380
	AstraZeneca plc	3.000%	5/28/51	7,501	5,568
	Banner Health	2.338%	1/1/30	6,941	5,935
	Banner Health	1.897%	1/1/31	2,973	2,401
	Banner Health	2.907%	1/1/42	4,025	2,942
[3]	Banner Health	3.181%	1/1/50	4,000	2,871
	Banner Health	2.913%	1/1/51	4,525	3,050
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,790	2,277
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	5,328
	Baxalta Inc.	4.000%	6/23/25	15,030	14,583
	Baxalta Inc.	5.250%	6/23/45	5,514	5,417
	Baxter International Inc.	1.322%	11/29/24	20,863	19,573
	Baxter International Inc.	2.600%	8/15/26	7,599	6,986
	Baxter International Inc.	1.915%	2/1/27	22,860	20,313
	Baxter International Inc.	2.272%	12/1/28	19,272	16,530
	Baxter International Inc.	3.950%	4/1/30	10,435	9,625

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	1.730%	4/1/31	18,659	14,464
	Baxter International Inc.	2.539%	2/1/32	19,793	16,034
	Baxter International Inc.	3.500%	8/15/46	5,035	3,504
	Baxter International Inc.	3.132%	12/1/51	9,744	6,448
[3]	BayCare Health System Inc.	3.831%	11/15/50	4,658	3,836
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,480
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	6,938
	Baylor Scott & White Holdings	3.967%	11/15/46	1,438	1,196
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	11,715	7,921
	Becton Dickinson & Co.	3.734%	12/15/24	6,682	6,491
	Becton Dickinson & Co.	3.700%	6/6/27	37,823	35,953
	Becton Dickinson & Co.	4.693%	2/13/28	6,480	6,391
	Becton Dickinson & Co.	1.957%	2/11/31	14,672	11,887
	Becton Dickinson & Co.	4.298%	8/22/32	7,080	6,721
	Becton Dickinson & Co.	4.685%	12/15/44	4,218	3,839
	Becton Dickinson & Co.	4.669%	6/6/47	21,377	19,598
	Becton Dickinson & Co.	3.794%	5/20/50	8,825	6,999
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,080	1,982
	Biogen Inc.	4.050%	9/15/25	21,602	20,916
	Biogen Inc.	2.250%	5/1/30	24,278	20,286
	Biogen Inc.	3.150%	5/1/50	32,864	22,458
	Biogen Inc.	3.250%	2/15/51	6,266	4,385
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	4,781	4,450
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	10,315	9,084
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,531	3,362
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	4,452
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,405
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,806
	Boston Scientific Corp.	1.900%	6/1/25	10,012	9,387
	Boston Scientific Corp.	4.000%	3/1/29	1,000	931
	Boston Scientific Corp.	2.650%	6/1/30	9,256	8,066
	Boston Scientific Corp.	4.550%	3/1/39	10,978	10,184
	Boston Scientific Corp.	7.375%	1/15/40	5,110	6,125
	Boston Scientific Corp.	4.700%	3/1/49	11,639	10,941
	Bristol-Myers Squibb Co.	2.900%	7/26/24	65,589	63,864
	Bristol-Myers Squibb Co.	0.750%	11/13/25	12,246	11,126
	Bristol-Myers Squibb Co.	3.200%	6/15/26	35,592	34,072
	Bristol-Myers Squibb Co.	3.250%	2/27/27	2,010	1,926
	Bristol-Myers Squibb Co.	1.125%	11/13/27	2,900	2,526
	Bristol-Myers Squibb Co.	3.450%	11/15/27	18,972	18,178
	Bristol-Myers Squibb Co.	3.900%	2/20/28	30,796	29,900
	Bristol-Myers Squibb Co.	3.400%	7/26/29	26,302	24,405
	Bristol-Myers Squibb Co.	1.450%	11/13/30	8,700	6,988
	Bristol-Myers Squibb Co.	2.950%	3/15/32	33,701	29,767
	Bristol-Myers Squibb Co.	4.125%	6/15/39	32,865	29,979
	Bristol-Myers Squibb Co.	2.350%	11/13/40	790	555
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,121	3,990
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,545	11,888
	Bristol-Myers Squibb Co.	4.350%	11/15/47	19,204	17,411
	Bristol-Myers Squibb Co.	4.550%	2/20/48	6,518	6,077
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,146	42,740
	Bristol-Myers Squibb Co.	2.550%	11/13/50	23,116	15,053
	Bristol-Myers Squibb Co.	3.700%	3/15/52	62,930	51,059
	Bristol-Myers Squibb Co.	3.900%	3/15/62	13,585	10,918
	Cardinal Health Inc.	3.500%	11/15/24	3,358	3,249
	Cardinal Health Inc.	3.750%	9/15/25	8,037	7,743
	Cardinal Health Inc.	3.410%	6/15/27	8,999	8,478
	Cardinal Health Inc.	4.600%	3/15/43	6,135	5,124
	Cardinal Health Inc.	4.500%	11/15/44	6,727	5,477
	Cardinal Health Inc.	4.900%	9/15/45	5,867	5,111
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	4,673
	Centene Corp.	4.250%	12/15/27	33,253	31,116
	Centene Corp.	2.450%	7/15/28	29,339	25,149
	Centene Corp.	4.625%	12/15/29	44,460	40,965
	Centene Corp.	3.375%	2/15/30	5,820	5,004
	Centene Corp.	3.000%	10/15/30	28,747	23,971
	Centene Corp.	2.500%	3/1/31	33,632	26,818
	Centene Corp.	2.625%	8/1/31	19,933	15,881
	Children's Health System of Texas	2.511%	8/15/50	5,908	3,647
[3]	Children's Hospital	2.928%	7/15/50	5,250	3,430
[3]	Children's Hospital Corp.	4.115%	1/1/47	4,458	3,858
[3]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,526
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,578
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,765	3,105
[3]	CHRISTUS Health	4.341%	7/1/28	6,750	6,446
[3]	Cigna Group	3.250%	4/15/25	11,713	11,232
	Cigna Group	4.125%	11/15/25	26,089	25,406
[3]	Cigna Group	4.500%	2/25/26	25,548	25,027
	Cigna Group	1.250%	3/15/26	10,705	9,619
[3]	Cigna Group	3.400%	3/1/27	19,523	18,393
[3]	Cigna Group	7.875%	5/15/27	985	1,082
[3]	Cigna Group	3.050%	10/15/27	8,868	8,178
	Cigna Group	4.375%	10/15/28	34,230	33,114
	Cigna Group	2.400%	3/15/30	22,995	19,536
	Cigna Group	2.375%	3/15/31	19,673	16,512
	Cigna Group	5.400%	3/15/33	10,650	10,827
	Cigna Group	4.800%	8/15/38	25,091	23,684
	Cigna Group	3.200%	3/15/40	13,327	10,246
[3]	Cigna Group	6.125%	11/15/41	6,346	6,789
[3]	Cigna Group	5.375%	2/15/42	633	613
[3]	Cigna Group	4.800%	7/15/46	26,382	24,209
[3]	Cigna Group	3.875%	10/15/47	8,099	6,423
	Cigna Group	4.900%	12/15/48	28,114	26,148
	Cigna Group	3.400%	3/15/50	26,367	19,266
	Cigna Group	3.400%	3/15/51	14,911	10,878
[3]	City of Hope	5.623%	11/15/43	2,100	2,078
[3]	City of Hope	4.378%	8/15/48	9,600	8,038
	Cleveland Clinic Foundation	4.858%	1/1/14	5,105	4,597
	CommonSpirit Health	2.760%	10/1/24	9,837	9,470
	CommonSpirit Health	1.547%	10/1/25	6,493	5,900
	CommonSpirit Health	6.073%	11/1/27	5,510	5,610
	CommonSpirit Health	3.347%	10/1/29	15,077	13,271
	CommonSpirit Health	2.782%	10/1/30	5,868	4,939
[3]	CommonSpirit Health	4.350%	11/1/42	6,770	5,803
	CommonSpirit Health	3.817%	10/1/49	8,085	6,167
	CommonSpirit Health	4.187%	10/1/49	13,322	10,891
	CommonSpirit Health	3.910%	10/1/50	7,859	6,077
[3]	Community Health Network Inc.	3.099%	5/1/50	11,500	7,462
[3]	Corewell Health Obligated Group	3.487%	7/15/49	4,517	3,331
[3]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	4,869
	CVS Health Corp.	3.375%	8/12/24	19,426	18,938
	CVS Health Corp.	2.625%	8/15/24	3,434	3,321
	CVS Health Corp.	3.875%	7/20/25	44,266	43,042
	CVS Health Corp.	2.875%	6/1/26	37,306	35,099
	CVS Health Corp.	3.000%	8/15/26	7,753	7,268
	CVS Health Corp.	3.625%	4/1/27	6,422	6,094
	CVS Health Corp.	6.250%	6/1/27	3,603	3,737
	CVS Health Corp.	1.300%	8/21/27	12,209	10,519
	CVS Health Corp.	4.300%	3/25/28	45,309	43,694
	CVS Health Corp.	5.000%	1/30/29	27,320	27,060
	CVS Health Corp.	3.250%	8/15/29	35,967	32,280
	CVS Health Corp.	5.125%	2/21/30	17,880	17,766
	CVS Health Corp.	3.750%	4/1/30	25,947	23,798
	CVS Health Corp.	1.750%	8/21/30	17,016	13,584
	CVS Health Corp.	5.250%	1/30/31	9,700	9,663
	CVS Health Corp.	1.875%	2/28/31	17,651	14,015
	CVS Health Corp.	2.125%	9/15/31	5,395	4,330
	CVS Health Corp.	5.250%	2/21/33	19,880	19,804
	CVS Health Corp.	5.300%	6/1/33	19,075	19,042
	CVS Health Corp.	4.875%	7/20/35	14,365	13,648
	CVS Health Corp.	4.780%	3/25/38	59,353	54,713
	CVS Health Corp.	6.125%	9/15/39	7,002	7,277
	CVS Health Corp.	4.125%	4/1/40	25,426	21,403
	CVS Health Corp.	2.700%	8/21/40	18,628	12,989
	CVS Health Corp.	5.300%	12/5/43	7,899	7,553
	CVS Health Corp.	5.125%	7/20/45	34,053	31,468
	CVS Health Corp.	5.050%	3/25/48	100,239	92,443
	CVS Health Corp.	4.250%	4/1/50	8,668	7,170
	CVS Health Corp.	5.625%	2/21/53	20,815	20,680
	CVS Health Corp.	5.875%	6/1/53	9,441	9,699
	CVS Health Corp.	6.000%	6/1/63	10,040	10,320
	Danaher Corp.	3.350%	9/15/25	7,799	7,509
	Danaher Corp.	4.375%	9/15/45	3,898	3,560
	Danaher Corp.	2.600%	10/1/50	6,152	4,142

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	2.800%	12/10/51	16,272	11,235
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,850	3,839
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10,058	8,727
	DH Europe Finance II Sarl	2.200%	11/15/24	9,463	9,059
	DH Europe Finance II Sarl	2.600%	11/15/29	12,410	10,925
	DH Europe Finance II Sarl	3.250%	11/15/39	8,237	6,711
	DH Europe Finance II Sarl	3.400%	11/15/49	11,937	9,349
	Dignity Health	3.812%	11/1/24	4,675	4,537
	Dignity Health	4.500%	11/1/42	8,005	6,996
	Dignity Health	5.267%	11/1/64	3,555	3,297
[3]	Duke University Health System Inc.	3.920%	6/1/47	7,840	6,549
	Edwards Lifesciences Corp.	4.300%	6/15/28	7,575	7,325
	Elevance Health Inc.	3.500%	8/15/24	13,925	13,571
	Elevance Health Inc.	3.350%	12/1/24	22,388	21,662
	Elevance Health Inc.	2.375%	1/15/25	11,571	11,003
	Elevance Health Inc.	5.350%	10/15/25	1,950	1,945
	Elevance Health Inc.	4.900%	2/8/26	6,300	6,195
	Elevance Health Inc.	3.650%	12/1/27	34,072	32,196
	Elevance Health Inc.	4.101%	3/1/28	21,034	20,205
	Elevance Health Inc.	2.875%	9/15/29	5,419	4,780
	Elevance Health Inc.	2.250%	5/15/30	30,977	25,957
	Elevance Health Inc.	2.550%	3/15/31	23,182	19,501
	Elevance Health Inc.	4.100%	5/15/32	2,195	2,047
	Elevance Health Inc.	5.500%	10/15/32	5,770	5,927
	Elevance Health Inc.	4.750%	2/15/33	9,734	9,464
	Elevance Health Inc.	5.950%	12/15/34	2,861	2,986
	Elevance Health Inc.	5.850%	1/15/36	4,708	4,817
	Elevance Health Inc.	6.375%	6/15/37	7,025	7,576
	Elevance Health Inc.	4.625%	5/15/42	18,400	16,588
	Elevance Health Inc.	4.650%	1/15/43	13,974	12,758
	Elevance Health Inc.	5.100%	1/15/44	10,787	10,213
	Elevance Health Inc.	4.650%	8/15/44	13,108	11,764
	Elevance Health Inc.	4.375%	12/1/47	21,633	18,866
	Elevance Health Inc.	4.550%	3/1/48	8,938	7,862
	Elevance Health Inc.	3.700%	9/15/49	12,220	9,469
	Elevance Health Inc.	3.125%	5/15/50	8,347	5,853
	Elevance Health Inc.	3.600%	3/15/51	8,158	6,245
	Elevance Health Inc.	4.550%	5/15/52	7,580	6,753
	Elevance Health Inc.	6.100%	10/15/52	6,662	7,299
	Elevance Health Inc.	5.125%	2/15/53	7,375	7,137
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,752
	Eli Lilly & Co.	2.750%	6/1/25	6,801	6,534
	Eli Lilly & Co.	3.375%	3/15/29	5,829	5,485
	Eli Lilly & Co.	4.700%	2/27/33	27,385	27,724
	Eli Lilly & Co.	3.950%	3/15/49	2,340	2,084
	Eli Lilly & Co.	2.250%	5/15/50	12,830	8,377
	Eli Lilly & Co.	4.875%	2/27/53	15,190	15,605
	Eli Lilly & Co.	4.150%	3/15/59	3,000	2,657
	Eli Lilly & Co.	2.500%	9/15/60	11,042	6,949
	Eli Lilly & Co.	4.950%	2/27/63	15,626	15,938
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,380	1,778
	GE HealthCare Technologies Inc.	5.600%	11/15/25	14,835	14,850
	GE HealthCare Technologies Inc.	5.650%	11/15/27	20,857	21,099
	GE HealthCare Technologies Inc.	5.857%	3/15/30	15,540	15,962
	GE HealthCare Technologies Inc.	5.905%	11/22/32	19,555	20,447
	GE HealthCare Technologies Inc.	6.377%	11/22/52	20,855	23,196
	Gilead Sciences Inc.	0.750%	9/29/23	6,140	6,070
	Gilead Sciences Inc.	3.500%	2/1/25	28,442	27,578
	Gilead Sciences Inc.	3.650%	3/1/26	28,955	27,872
	Gilead Sciences Inc.	2.950%	3/1/27	12,066	11,330
	Gilead Sciences Inc.	1.200%	10/1/27	6,850	5,915
	Gilead Sciences Inc.	4.600%	9/1/35	15,259	14,729
	Gilead Sciences Inc.	4.000%	9/1/36	12,847	11,592
	Gilead Sciences Inc.	2.600%	10/1/40	17,018	12,327
	Gilead Sciences Inc.	5.650%	12/1/41	13,457	14,145
	Gilead Sciences Inc.	4.800%	4/1/44	22,356	21,357
	Gilead Sciences Inc.	4.500%	2/1/45	32,689	29,798
	Gilead Sciences Inc.	4.750%	3/1/46	18,366	17,303
	Gilead Sciences Inc.	4.150%	3/1/47	7,250	6,295
	Gilead Sciences Inc.	2.800%	10/1/50	11,871	8,040
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,790	21,191
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,482	29,332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,406	7,818
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	31,065	35,436
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,450	4,914
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,660	11,755
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,873	4,142
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,546
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	4,333
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,560	3,147
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	3,553
	HCA Inc.	5.375%	2/1/25	27,162	26,929
	HCA Inc.	5.250%	4/15/25	27,697	27,341
	HCA Inc.	5.875%	2/15/26	12,130	12,140
	HCA Inc.	5.250%	6/15/26	28,667	28,363
	HCA Inc.	5.375%	9/1/26	15,360	15,234
	HCA Inc.	4.500%	2/15/27	6,544	6,320
[7]	HCA Inc.	3.125%	3/15/27	14,993	13,768
	HCA Inc.	5.200%	6/1/28	12,764	12,692
	HCA Inc.	5.625%	9/1/28	17,630	17,668
	HCA Inc.	5.875%	2/1/29	7,387	7,425
[7]	HCA Inc.	3.375%	3/15/29	4,825	4,284
	HCA Inc.	4.125%	6/15/29	25,888	23,977
	HCA Inc.	3.500%	9/1/30	41,970	36,764
	HCA Inc.	2.375%	7/15/31	11,019	8,815
[7]	HCA Inc.	3.625%	3/15/32	23,120	20,074
	HCA Inc.	5.500%	6/1/33	15,955	15,924
	HCA Inc.	5.125%	6/15/39	15,299	14,196
[7]	HCA Inc.	4.375%	3/15/42	8,698	7,151
	HCA Inc.	5.500%	6/15/47	26,947	25,304
	HCA Inc.	5.250%	6/15/49	26,132	23,629
	HCA Inc.	3.500%	7/15/51	5,820	4,008
[7]	HCA Inc.	4.625%	3/15/52	23,925	19,646
	HCA Inc.	5.900%	6/1/53	13,044	12,932
	Humana Inc.	3.850%	10/1/24	10,499	10,266
	Humana Inc.	4.500%	4/1/25	2,816	2,769
	Humana Inc.	1.350%	2/3/27	7,850	6,832
	Humana Inc.	3.950%	3/15/27	4,874	4,664
	Humana Inc.	5.750%	3/1/28	2,453	2,500
	Humana Inc.	3.125%	8/15/29	5,780	5,104
	Humana Inc.	4.875%	4/1/30	6,673	6,533
	Humana Inc.	2.150%	2/3/32	12,257	9,671
	Humana Inc.	5.875%	3/1/33	7,515	7,798
	Humana Inc.	4.625%	12/1/42	14,382	12,708
	Humana Inc.	4.950%	10/1/44	4,587	4,197
	Humana Inc.	4.800%	3/15/47	7,283	6,559
	Humana Inc.	3.950%	8/15/49	2,071	1,670
	Humana Inc.	5.500%	3/15/53	11,365	11,315
	IHC Health Services Inc.	4.131%	5/15/48	5,185	4,849
	Illumina Inc.	5.750%	12/13/27	6,910	6,947
	Illumina Inc.	2.550%	3/23/31	6,626	5,486
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,285	4,466
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,679
	Inova Health System Foundation	4.068%	5/15/52	4,480	3,818
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	5,882
[3]	Iowa Health System	3.665%	2/15/50	7,625	5,843
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,669	7,127
	Johnson & Johnson	2.625%	1/15/25	13,905	13,449
	Johnson & Johnson	0.550%	9/1/25	15,357	14,033
	Johnson & Johnson	2.450%	3/1/26	27,387	25,864
	Johnson & Johnson	2.950%	3/3/27	19,488	18,587
	Johnson & Johnson	0.950%	9/1/27	8,344	7,291
	Johnson & Johnson	2.900%	1/15/28	17,800	16,768
	Johnson & Johnson	6.950%	9/1/29	3,395	3,918
	Johnson & Johnson	1.300%	9/1/30	19,615	16,107
	Johnson & Johnson	4.950%	5/15/33	9,673	10,192
	Johnson & Johnson	4.375%	12/5/33	16,510	16,635
	Johnson & Johnson	3.550%	3/1/36	16,223	14,602
	Johnson & Johnson	3.625%	3/3/37	11,226	10,102
	Johnson & Johnson	5.950%	8/15/37	13,339	15,095
	Johnson & Johnson	3.400%	1/15/38	9,628	8,392
	Johnson & Johnson	2.100%	9/1/40	32,807	23,119

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.500%	9/1/40	7,197	7,122
	Johnson & Johnson	4.850%	5/15/41	1,811	1,819
	Johnson & Johnson	4.500%	12/5/43	16,393	16,236
	Johnson & Johnson	3.700%	3/1/46	21,741	19,148
	Johnson & Johnson	3.750%	3/3/47	11,421	10,063
	Johnson & Johnson	3.500%	1/15/48	6,997	5,960
	Johnson & Johnson	2.250%	9/1/50	3,687	2,439
	Johnson & Johnson	2.450%	9/1/60	5,795	3,729
	Kaiser Foundation Hospitals	3.150%	5/1/27	9,012	8,474
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	11,338	8,323
	Kaiser Foundation Hospitals	4.875%	4/1/42	13,414	12,987
	Kaiser Foundation Hospitals	4.150%	5/1/47	19,043	16,729
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	17,946	13,345
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,931	5,561
	Koninklijke Philips NV	6.875%	3/11/38	5,755	6,389
	Koninklijke Philips NV	5.000%	3/15/42	11,299	10,340
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,995	10,651
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,106	7,705
	Laboratory Corp. of America Holdings	3.600%	2/1/25	8,564	8,286
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,094	3,652
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,140	2,977
	Laboratory Corp. of America Holdings	2.950%	12/1/29	8,217	7,219
	Laboratory Corp. of America Holdings	2.700%	6/1/31	3,470	2,941
	Laboratory Corp. of America Holdings	4.700%	2/1/45	14,371	12,466
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,105	890
[3]	Mass General Brigham Inc.	3.192%	7/1/49	8,000	5,819
[3]	Mass General Brigham Inc.	4.117%	7/1/55	3,475	2,897
[3]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	6,976
[3]	Mayo Clinic	3.774%	11/15/43	6,741	5,687
[3]	Mayo Clinic	4.000%	11/15/47	3,425	2,925
[3]	Mayo Clinic	4.128%	11/15/52	3,745	3,249
[3]	Mayo Clinic	3.196%	11/15/61	6,473	4,392
	McKesson Corp.	0.900%	12/3/25	6,763	6,065
	McKesson Corp.	5.250%	2/15/26	5,020	5,003
	McKesson Corp.	4.900%	7/15/28	1,681	1,673
	McKesson Corp.	5.100%	7/15/33	7,750	7,781
[3]	MedStar Health Inc.	3.626%	8/15/49	4,108	3,060
	Medtronic Inc.	4.375%	3/15/35	44,111	42,344
	Medtronic Inc.	4.625%	3/15/45	8,225	7,992
	Memorial Health Services	3.447%	11/1/49	7,300	5,412
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	5,113	4,973
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	3,587	2,491
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	10,827
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,922	3,342
	Merck & Co. Inc.	2.750%	2/10/25	34,196	32,950
	Merck & Co. Inc.	0.750%	2/24/26	9,772	8,829
	Merck & Co. Inc.	1.700%	6/10/27	24,015	21,506
	Merck & Co. Inc.	4.050%	5/17/28	6,565	6,450
	Merck & Co. Inc.	3.400%	3/7/29	23,596	22,117
	Merck & Co. Inc.	4.300%	5/17/30	9,573	9,368
	Merck & Co. Inc.	1.450%	6/24/30	8,666	7,070
	Merck & Co. Inc.	2.150%	12/10/31	24,815	20,574
	Merck & Co. Inc.	4.500%	5/17/33	19,146	19,002
	Merck & Co. Inc.	6.500%	12/1/33	11,262	12,945
	Merck & Co. Inc.	3.900%	3/7/39	11,900	10,695
	Merck & Co. Inc.	2.350%	6/24/40	17,397	12,462
	Merck & Co. Inc.	3.600%	9/15/42	7,359	6,125
	Merck & Co. Inc.	4.150%	5/18/43	12,707	11,579
	Merck & Co. Inc.	4.900%	5/17/44	9,573	9,588
	Merck & Co. Inc.	3.700%	2/10/45	25,852	21,959
	Merck & Co. Inc.	4.000%	3/7/49	13,757	12,162
	Merck & Co. Inc.	2.450%	6/24/50	5,435	3,560
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.750%	12/10/51	57,040	39,364
	Merck & Co. Inc.	5.000%	5/17/53	19,446	19,689
	Merck & Co. Inc.	2.900%	12/10/61	35,635	23,677
	Merck & Co. Inc.	5.150%	5/17/63	12,764	13,028
[3]	Methodist Hospital	2.705%	12/1/50	7,150	4,650
[3]	Montefiore Obligated Group	5.246%	11/1/48	9,500	7,148
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	4,150	3,303
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	7,137	5,503
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	5,546
	MultiCare Health System	2.803%	8/15/50	3,895	2,357
	Mylan Inc.	4.550%	4/15/28	9,020	8,515
	Mylan Inc.	5.400%	11/29/43	7,035	5,887
	Mylan Inc.	5.200%	4/15/48	5,465	4,251
[3]	MyMichigan Health	3.409%	6/1/50	4,400	3,095
	New York & Presbyterian Hospital	2.256%	8/1/40	5,060	3,424
	New York & Presbyterian Hospital	4.024%	8/1/45	3,626	3,065
	New York & Presbyterian Hospital	4.063%	8/1/56	6,830	5,754
	New York & Presbyterian Hospital	2.606%	8/1/60	6,437	3,783
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	6,802	4,917
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	7,590
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	9,452
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	4,350
	Novant Health Inc.	2.637%	11/1/36	7,000	5,274
	Novant Health Inc.	3.168%	11/1/51	11,000	7,891
	Novant Health Inc.	3.318%	11/1/61	8,500	5,878
	Novartis Capital Corp.	3.400%	5/6/24	15,643	15,375
	Novartis Capital Corp.	1.750%	2/14/25	20,991	19,901
	Novartis Capital Corp.	3.000%	11/20/25	17,028	16,294
	Novartis Capital Corp.	2.000%	2/14/27	26,283	24,090
	Novartis Capital Corp.	3.100%	5/17/27	19,251	18,349
	Novartis Capital Corp.	2.200%	8/14/30	31,637	27,385
	Novartis Capital Corp.	3.700%	9/21/42	9,306	7,972
	Novartis Capital Corp.	4.400%	5/6/44	19,841	19,037
	Novartis Capital Corp.	4.000%	11/20/45	19,416	17,535
	Novartis Capital Corp.	2.750%	8/14/50	7,783	5,659
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	2,969
[3]	NYU Langone Hospitals	5.750%	7/1/43	4,840	5,040
	NYU Langone Hospitals	4.784%	7/1/44	4,296	3,986
[3]	NYU Langone Hospitals	4.368%	7/1/47	6,190	5,439
[3]	NYU Langone Hospitals	3.380%	7/1/55	8,350	5,888
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	4,304	3,221
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,471
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,617
[3]	OhioHealth Corp.	3.042%	11/15/50	5,135	3,691
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,319
	Orlando Health Obligated Group	3.327%	10/1/50	3,895	2,846
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	3,470	3,125
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	4,625	4,122
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	7,125	4,802
	Pfizer Inc.	0.800%	5/28/25	8,476	7,835
	Pfizer Inc.	2.750%	6/3/26	33,093	31,280
	Pfizer Inc.	3.000%	12/15/26	16,064	15,184
	Pfizer Inc.	3.600%	9/15/28	7,685	7,374
	Pfizer Inc.	3.450%	3/15/29	37,364	35,171
	Pfizer Inc.	2.625%	4/1/30	19,324	17,173
	Pfizer Inc.	1.700%	5/28/30	15,322	12,728
	Pfizer Inc.	1.750%	8/18/31	15,185	12,347
	Pfizer Inc.	4.000%	12/15/36	12,022	11,224
	Pfizer Inc.	4.100%	9/15/38	14,767	13,434
	Pfizer Inc.	3.900%	3/15/39	18,634	16,683
	Pfizer Inc.	7.200%	3/15/39	16,934	21,078
	Pfizer Inc.	2.550%	5/28/40	15,692	11,532
	Pfizer Inc.	4.300%	6/15/43	10,401	9,613
	Pfizer Inc.	4.400%	5/15/44	10,869	10,315
	Pfizer Inc.	4.125%	12/15/46	18,644	16,761
	Pfizer Inc.	4.200%	9/15/48	18,197	16,750
	Pfizer Inc.	4.000%	3/15/49	16,572	14,825
	Pfizer Inc.	2.700%	5/28/50	15,680	11,040
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	38,293	37,943

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	38,293	37,825
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	51,357	50,513
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	38,393	37,942
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	64,121	63,906
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	45,940	45,955
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	76,866	80,036
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	51,222	51,837
	Pharmacia LLC	6.600%	12/1/28	10,696	11,528
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,729
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,300	1,591
	Piedmont Healthcare Inc.	2.864%	1/1/52	5,265	3,407
	Presbyterian Healthcare Services	4.875%	8/1/52	4,200	4,115
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,929	5,401
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	18,434	15,524
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	7,465	7,423
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	6,152	4,577
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,525	5,139
	Quest Diagnostics Inc.	3.500%	3/30/25	6,139	5,923
	Quest Diagnostics Inc.	3.450%	6/1/26	11,164	10,653
	Quest Diagnostics Inc.	4.200%	6/30/29	6,693	6,465
	Quest Diagnostics Inc.	2.950%	6/30/30	15,670	13,785
	Quest Diagnostics Inc.	2.800%	6/30/31	6,002	5,173
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,345
	Quest Diagnostics Inc.	4.700%	3/30/45	3,484	3,068
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,100	2,897
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	17,731	14,132
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,628	5,562
	Revvity Inc.	0.850%	9/15/24	9,399	8,845
	Revvity Inc.	1.900%	9/15/28	6,539	5,532
	Revvity Inc.	3.300%	9/15/29	8,550	7,647
	Revvity Inc.	2.550%	3/15/31	6,795	5,582
	Revvity Inc.	2.250%	9/15/31	9,225	7,413
	Revvity Inc.	3.625%	3/15/51	5,185	3,749
	Royalty Pharma plc	1.200%	9/2/25	18,175	16,413
	Royalty Pharma plc	1.750%	9/2/27	15,049	12,956
	Royalty Pharma plc	2.200%	9/2/30	18,990	15,276
	Royalty Pharma plc	2.150%	9/2/31	5,465	4,285
	Royalty Pharma plc	3.300%	9/2/40	12,272	8,737
	Royalty Pharma plc	3.550%	9/2/50	15,912	10,744
	Royalty Pharma plc	3.350%	9/2/51	8,578	5,533
[3]	Rush Obligated Group	3.922%	11/15/29	4,540	4,177
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,756	5,563
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,770	2,115
	Sanofi	3.625%	6/19/28	16,545	15,950
[3]	Seattle Children's Hospital	2.719%	10/1/50	8,000	5,333
[3]	Sharp HealthCare	2.680%	8/1/50	3,905	2,512
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	65,028	61,034
	Smith & Nephew plc	2.032%	10/14/30	9,942	8,050
[3]	SSM Health Care Corp.	3.823%	6/1/27	5,529	5,160
	SSM Health Care Corp.	4.894%	6/1/28	7,200	7,068
[3]	Stanford Health Care	3.310%	8/15/30	761	685
[3]	Stanford Health Care	3.795%	11/15/48	9,824	8,084
	Stanford Health Care	3.027%	8/15/51	5,185	3,618
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,049	5,050
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	13,648	10,235
	Stryker Corp.	1.150%	6/15/25	8,050	7,420
	Stryker Corp.	3.375%	11/1/25	14,528	13,905
	Stryker Corp.	3.500%	3/15/26	8,816	8,452
	Stryker Corp.	3.650%	3/7/28	8,112	7,714
	Stryker Corp.	1.950%	6/15/30	8,095	6,766
	Stryker Corp.	4.100%	4/1/43	5,288	4,511
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	4.375%	5/15/44	8,105	7,116
	Stryker Corp.	2.900%	6/15/50	2,675	1,854
[3]	Sutter Health	1.321%	8/15/25	3,725	3,391
[3]	Sutter Health	3.695%	8/15/28	4,210	3,914
[3]	Sutter Health	2.294%	8/15/30	9,050	7,483
	Sutter Health	5.164%	8/15/33	4,750	4,741
[3]	Sutter Health	3.161%	8/15/40	5,250	3,963
[3]	Sutter Health	4.091%	8/15/48	4,950	4,071
[3]	Sutter Health	3.361%	8/15/50	8,300	5,965
	Sutter Health	5.547%	8/15/53	4,750	4,904
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	28,246	28,089
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,217	25,123
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	17,363	13,107
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	29,899	21,035
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	11,889	8,128
	Texas Health Resources	2.328%	11/15/50	5,154	3,046
[3]	Texas Health Resources	4.330%	11/15/55	2,943	2,571
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	13,328	12,604
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,405	6,380
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,204	9,012
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	27,895	22,726
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	22,073	16,431
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	9,023	9,176
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,530	4,948
	Toledo Hospital	5.750%	11/15/38	6,204	6,031
[3]	Trinity Health Corp.	2.632%	12/1/40	3,415	2,419
	Trinity Health Corp.	4.125%	12/1/45	7,840	6,754
[3]	Trinity Health Corp.	3.434%	12/1/48	2,773	2,126
	UnitedHealth Group Inc.	2.375%	8/15/24	6,066	5,862
	UnitedHealth Group Inc.	5.000%	10/15/24	10,000	9,967
	UnitedHealth Group Inc.	3.750%	7/15/25	16,892	16,443
	UnitedHealth Group Inc.	5.150%	10/15/25	3,125	3,133
	UnitedHealth Group Inc.	3.700%	12/15/25	7,151	6,898
	UnitedHealth Group Inc.	1.250%	1/15/26	9,222	8,425
	UnitedHealth Group Inc.	3.100%	3/15/26	10,555	10,096
	UnitedHealth Group Inc.	1.150%	5/15/26	3,851	3,484
	UnitedHealth Group Inc.	3.450%	1/15/27	11,508	11,038
	UnitedHealth Group Inc.	3.375%	4/15/27	41,137	39,094
	UnitedHealth Group Inc.	3.700%	5/15/27	8,150	7,853
	UnitedHealth Group Inc.	2.950%	10/15/27	8,103	7,522
	UnitedHealth Group Inc.	5.250%	2/15/28	7,087	7,225
	UnitedHealth Group Inc.	3.850%	6/15/28	5,837	5,597
	UnitedHealth Group Inc.	3.875%	12/15/28	5,664	5,434
	UnitedHealth Group Inc.	4.250%	1/15/29	11,634	11,304
	UnitedHealth Group Inc.	2.875%	8/15/29	22,453	20,194
	UnitedHealth Group Inc.	5.300%	2/15/30	13,000	13,308
	UnitedHealth Group Inc.	2.000%	5/15/30	14,643	12,331
	UnitedHealth Group Inc.	2.300%	5/15/31	26,672	22,550
	UnitedHealth Group Inc.	5.350%	2/15/33	40,616	42,198
	UnitedHealth Group Inc.	4.500%	4/15/33	14,945	14,571
	UnitedHealth Group Inc.	4.625%	7/15/35	15,817	15,474
	UnitedHealth Group Inc.	5.800%	3/15/36	8,449	9,062
	UnitedHealth Group Inc.	6.500%	6/15/37	10,250	11,451
	UnitedHealth Group Inc.	6.625%	11/15/37	14,997	17,120
	UnitedHealth Group Inc.	6.875%	2/15/38	24,481	29,200
	UnitedHealth Group Inc.	3.500%	8/15/39	22,820	19,131
	UnitedHealth Group Inc.	2.750%	5/15/40	15,271	11,339
	UnitedHealth Group Inc.	5.700%	10/15/40	4,393	4,626
	UnitedHealth Group Inc.	5.950%	2/15/41	8,865	9,590
	UnitedHealth Group Inc.	3.050%	5/15/41	16,085	12,402
	UnitedHealth Group Inc.	4.625%	11/15/41	12,420	11,666
	UnitedHealth Group Inc.	4.375%	3/15/42	5,050	4,592
	UnitedHealth Group Inc.	3.950%	10/15/42	14,081	12,086
	UnitedHealth Group Inc.	4.250%	3/15/43	8,626	7,849
	UnitedHealth Group Inc.	4.750%	7/15/45	13,383	12,797
	UnitedHealth Group Inc.	4.200%	1/15/47	17,930	15,813
	UnitedHealth Group Inc.	4.250%	4/15/47	13,890	12,164
	UnitedHealth Group Inc.	3.750%	10/15/47	11,954	9,830
	UnitedHealth Group Inc.	4.250%	6/15/48	23,038	20,307
	UnitedHealth Group Inc.	4.450%	12/15/48	5,421	4,941
	UnitedHealth Group Inc.	3.700%	8/15/49	17,574	14,148
	UnitedHealth Group Inc.	2.900%	5/15/50	15,321	10,719
	UnitedHealth Group Inc.	3.250%	5/15/51	30,430	22,644

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.875%	2/15/53	31,226	34,640
	UnitedHealth Group Inc.	5.050%	4/15/53	25,664	25,477
	UnitedHealth Group Inc.	3.875%	8/15/59	9,881	8,061
	UnitedHealth Group Inc.	3.125%	5/15/60	13,899	9,688
	UnitedHealth Group Inc.	6.050%	2/15/63	28,230	31,912
	UnitedHealth Group Inc.	5.200%	4/15/63	20,337	20,287
[7]	Universal Health Services Inc.	1.650%	9/1/26	1	—
	Universal Health Services Inc.	1.650%	9/1/26	4,024	3,527
	Universal Health Services Inc.	2.650%	10/15/30	14,337	11,703
[3]	UPMC	3.600%	4/3/25	7,016	6,761
	UPMC	5.035%	5/15/33	5,200	5,078
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	31,276
	Utah Acquisition Sub Inc.	5.250%	6/15/46	13,860	10,944
	Viatris Inc.	1.650%	6/22/25	8,885	8,179
	Viatris Inc.	2.300%	6/22/27	5,475	4,785
	Viatris Inc.	2.700%	6/22/30	10,936	8,856
	Viatris Inc.	3.850%	6/22/40	6,110	4,231
	Viatris Inc.	4.000%	6/22/50	16,525	10,931
[3]	WakeMed	3.286%	10/1/52	3,275	2,284
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,216	2,122
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	4,051	3,635
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,100	5,144
	Wyeth LLC	6.500%	2/1/34	13,247	14,873
	Wyeth LLC	6.000%	2/15/36	5,961	6,487
	Wyeth LLC	5.950%	4/1/37	15,612	17,055
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,600	3,386
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,294
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	7,490	7,059
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,398	10,763
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,325	13,547
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,840	2,828
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,000	7,596
	Zoetis Inc.	4.500%	11/13/25	4,928	4,845
	Zoetis Inc.	3.000%	9/12/27	15,474	14,414
	Zoetis Inc.	3.900%	8/20/28	8,695	8,345
	Zoetis Inc.	2.000%	5/15/30	4,645	3,877
	Zoetis Inc.	5.600%	11/16/32	10,530	11,007
	Zoetis Inc.	4.700%	2/1/43	6,443	5,991
	Zoetis Inc.	3.950%	9/12/47	9,173	7,618
	Zoetis Inc.	4.450%	8/20/48	11,791	10,496
	Zoetis Inc.	3.000%	5/15/50	2,712	1,901
					9,126,193
Industrials (1.9%)
	3M Co.	2.000%	2/14/25	7,324	6,912
	3M Co.	2.650%	4/15/25	16,225	15,442
[3]	3M Co.	3.000%	8/7/25	8,341	7,966
[3]	3M Co.	2.250%	9/19/26	14,797	13,544
	3M Co.	2.875%	10/15/27	6,864	6,283
[3]	3M Co.	3.625%	9/14/28	1,975	1,840
[3]	3M Co.	3.375%	3/1/29	15,200	13,947
	3M Co.	2.375%	8/26/29	18,461	15,854
	3M Co.	3.050%	4/15/30	5,225	4,714
[3]	3M Co.	5.700%	3/15/37	188	198
[3]	3M Co.	3.875%	6/15/44	1,401	1,126
[3]	3M Co.	3.125%	9/19/46	12,980	9,130
[3]	3M Co.	3.625%	10/15/47	10,207	7,865
[3]	3M Co.	4.000%	9/14/48	15,345	13,441
	3M Co.	3.250%	8/26/49	9,141	6,637
	3M Co.	3.700%	4/15/50	784	620
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,975	4,798
	Allegion plc	3.500%	10/1/29	5,779	5,119
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,945	2,838
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	4,781
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,661	7,200
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	715	664
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,469	2,280
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,528	6,763
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,184	3,730
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,810	1,663
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	2,796	2,499
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,570	6,571
	Amphenol Corp.	2.050%	3/1/25	4,228	3,993
	Amphenol Corp.	4.750%	3/30/26	2,928	2,894
	Amphenol Corp.	4.350%	6/1/29	5,863	5,677
	Amphenol Corp.	2.800%	2/15/30	16,623	14,581
	Amphenol Corp.	2.200%	9/15/31	6,330	5,169
[3]	BNSF Funding Trust I	6.613%	12/15/55	1,050	1,016
	Boeing Co.	2.850%	10/30/24	8,491	8,166
	Boeing Co.	2.500%	3/1/25	2,831	2,680
	Boeing Co.	4.875%	5/1/25	51,855	51,112
	Boeing Co.	7.250%	6/15/25	675	690
	Boeing Co.	2.600%	10/30/25	4,860	4,523
	Boeing Co.	2.750%	2/1/26	12,059	11,234
	Boeing Co.	2.196%	2/4/26	76,386	70,145
	Boeing Co.	3.100%	5/1/26	11,178	10,512
	Boeing Co.	2.250%	6/15/26	7,376	6,704
	Boeing Co.	2.700%	2/1/27	15,666	14,320
	Boeing Co.	2.800%	3/1/27	7,308	6,667
	Boeing Co.	5.040%	5/1/27	25,185	24,898
	Boeing Co.	3.250%	2/1/28	20,842	19,148
	Boeing Co.	3.250%	3/1/28	5,597	5,099
	Boeing Co.	3.200%	3/1/29	12,038	10,798
	Boeing Co.	2.950%	2/1/30	13,971	12,156
	Boeing Co.	5.150%	5/1/30	56,440	55,904
	Boeing Co.	3.625%	2/1/31	19,226	17,331
	Boeing Co.	6.125%	2/15/33	9,031	9,421
	Boeing Co.	3.600%	5/1/34	14,344	12,217
	Boeing Co.	3.250%	2/1/35	9,596	7,779
	Boeing Co.	6.625%	2/15/38	9,170	9,776
	Boeing Co.	3.550%	3/1/38	5,313	4,157
	Boeing Co.	3.500%	3/1/39	4,602	3,504
	Boeing Co.	6.875%	3/15/39	12,203	13,398
	Boeing Co.	5.875%	2/15/40	7,938	7,935
	Boeing Co.	5.705%	5/1/40	39,645	39,531
	Boeing Co.	3.375%	6/15/46	5,475	3,830
	Boeing Co.	3.650%	3/1/47	10,192	7,267
	Boeing Co.	3.625%	3/1/48	5,510	3,916
	Boeing Co.	3.850%	11/1/48	5,245	3,871
	Boeing Co.	3.900%	5/1/49	15,503	11,869
	Boeing Co.	3.750%	2/1/50	9,280	6,968
	Boeing Co.	5.805%	5/1/50	59,293	58,973
	Boeing Co.	3.825%	3/1/59	8,475	6,059
	Boeing Co.	3.950%	8/1/59	7,210	5,325
	Boeing Co.	5.930%	5/1/60	44,641	44,191
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	14,961	14,600
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,847
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	12,505	12,130
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,116	2,200
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,292	6,952
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,000	4,398
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	5,796	6,403
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	9,924	10,501
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,075	8,943
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	15,638	15,991
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	7,325	7,154
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,820	9,813
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	8,132	7,355
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,327	14,828
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,123	6,078
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,137	16,621
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,025	9,218
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	17,427	15,167
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	9,908	9,222
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	16,689	13,791
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	15,468	13,430
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,726	5,757
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,646	7,533

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,870	12,592
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,665	4,732
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	24,879	18,577
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	19,275	13,207
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	20,745	21,167
	Canadian National Railway Co.	2.950%	11/21/24	4,404	4,252
	Canadian National Railway Co.	2.750%	3/1/26	8,607	8,108
	Canadian National Railway Co.	6.900%	7/15/28	2,350	2,565
	Canadian National Railway Co.	3.850%	8/5/32	3,724	3,467
	Canadian National Railway Co.	6.250%	8/1/34	2,799	3,089
	Canadian National Railway Co.	6.200%	6/1/36	6,698	7,375
	Canadian National Railway Co.	6.375%	11/15/37	4,728	5,268
	Canadian National Railway Co.	3.200%	8/2/46	8,110	6,021
	Canadian National Railway Co.	3.650%	2/3/48	4,863	3,951
	Canadian National Railway Co.	4.450%	1/20/49	2,055	1,882
	Canadian National Railway Co.	2.450%	5/1/50	15,270	9,755
	Canadian National Railway Co.	4.400%	8/5/52	12,232	11,226
	Canadian Pacific Railway Co.	1.350%	12/2/24	8,205	7,713
	Canadian Pacific Railway Co.	2.900%	2/1/25	8,681	8,333
	Canadian Pacific Railway Co.	1.750%	12/2/26	5,031	4,523
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,511	2,403
	Canadian Pacific Railway Co.	2.875%	11/15/29	6,985	6,189
	Canadian Pacific Railway Co.	2.050%	3/5/30	5,663	4,753
	Canadian Pacific Railway Co.	7.125%	10/15/31	3,139	3,548
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,147	17,699
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,218	3,141
	Canadian Pacific Railway Co.	5.950%	5/15/37	15,925	16,742
	Canadian Pacific Railway Co.	3.000%	12/2/41	13,105	10,757
	Canadian Pacific Railway Co.	4.300%	5/15/43	5,740	5,036
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,996	5,598
	Canadian Pacific Railway Co.	4.950%	8/15/45	9,069	8,493
	Canadian Pacific Railway Co.	4.700%	5/1/48	10,942	9,936
	Canadian Pacific Railway Co.	3.500%	5/1/50	10,475	8,077
	Canadian Pacific Railway Co.	3.100%	12/2/51	30,501	21,651
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,656	6,907
	Carrier Global Corp.	2.242%	2/15/25	27,488	26,019
	Carrier Global Corp.	2.493%	2/15/27	18,572	16,940
	Carrier Global Corp.	2.722%	2/15/30	41,357	35,642
	Carrier Global Corp.	2.700%	2/15/31	6,128	5,184
	Carrier Global Corp.	3.377%	4/5/40	28,861	22,139
	Carrier Global Corp.	3.577%	4/5/50	36,062	26,642
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	9,430	8,905
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	12,083	11,582
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,500	16,018
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	7,646	7,613
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,757	6,307
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	10,025	9,731
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	10,628	9,631
	Caterpillar Financial Services Corp.	0.900%	3/2/26	9,543	8,586
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,812
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,562	6,097
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,523	4,913
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,250	6,562
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,370	9,975
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	8,117	7,025
	Caterpillar Inc.	2.600%	9/19/29	12,060	10,844
	Caterpillar Inc.	2.600%	4/9/30	20,849	18,516
	Caterpillar Inc.	5.300%	9/15/35	3,563	3,725
	Caterpillar Inc.	6.050%	8/15/36	10,131	11,132
	Caterpillar Inc.	3.803%	8/15/42	24,914	21,837
	Caterpillar Inc.	4.300%	5/15/44	4,166	3,902
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.250%	9/19/49	14,236	11,197
	Caterpillar Inc.	3.250%	4/9/50	7,192	5,664
	Caterpillar Inc.	4.750%	5/15/64	6,466	6,155
	CH Robinson Worldwide Inc.	4.200%	4/15/28	7,038	6,749
	CNH Industrial Capital LLC	5.450%	10/14/25	3,480	3,459
	CNH Industrial Capital LLC	1.875%	1/15/26	6,630	6,055
	CNH Industrial Capital LLC	1.450%	7/15/26	3,967	3,512
	CNH Industrial Capital LLC	4.550%	4/10/28	4,240	4,106
[3]	CNH Industrial NV	3.850%	11/15/27	8,743	8,215
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	710	688
	CSX Corp.	3.400%	8/1/24	5,790	5,653
	CSX Corp.	3.350%	11/1/25	15,436	14,767
	CSX Corp.	2.600%	11/1/26	9,613	8,899
	CSX Corp.	3.250%	6/1/27	13,869	13,082
	CSX Corp.	3.800%	3/1/28	7,626	7,282
	CSX Corp.	4.250%	3/15/29	20,338	19,707
	CSX Corp.	2.400%	2/15/30	8,450	7,289
	CSX Corp.	4.100%	11/15/32	13,107	12,402
	CSX Corp.	6.000%	10/1/36	7,377	7,776
	CSX Corp.	6.150%	5/1/37	10,317	11,089
	CSX Corp.	6.220%	4/30/40	11,029	11,938
	CSX Corp.	5.500%	4/15/41	5,057	5,125
	CSX Corp.	4.750%	5/30/42	4,300	3,961
	CSX Corp.	4.400%	3/1/43	995	872
	CSX Corp.	4.100%	3/15/44	12,025	10,331
	CSX Corp.	3.800%	11/1/46	5,787	4,682
	CSX Corp.	4.300%	3/1/48	6,800	5,917
	CSX Corp.	4.750%	11/15/48	8,166	7,569
	CSX Corp.	4.500%	3/15/49	14,459	12,930
	CSX Corp.	3.350%	9/15/49	10,771	7,959
	CSX Corp.	3.800%	4/15/50	2,765	2,197
	CSX Corp.	2.500%	5/15/51	4,859	3,082
	CSX Corp.	4.500%	11/15/52	7,665	6,925
	CSX Corp.	4.500%	8/1/54	2,150	1,909
	CSX Corp.	4.250%	11/1/66	9,545	7,915
	CSX Corp.	4.650%	3/1/68	12,724	11,408
	Cummins Inc.	0.750%	9/1/25	4,778	4,352
	Cummins Inc.	1.500%	9/1/30	5,985	4,847
	Cummins Inc.	4.875%	10/1/43	9,666	9,114
	Cummins Inc.	2.600%	9/1/50	8,672	5,593
	Deere & Co.	2.750%	4/15/25	12,100	11,625
	Deere & Co.	5.375%	10/16/29	10,484	10,820
	Deere & Co.	3.100%	4/15/30	12,650	11,563
	Deere & Co.	7.125%	3/3/31	1,653	1,912
	Deere & Co.	3.900%	6/9/42	8,494	7,698
	Deere & Co.	2.875%	9/7/49	2,525	1,901
	Deere & Co.	3.750%	4/15/50	10,675	9,463
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,275	1,238
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,742	6,870
	Dover Corp.	3.150%	11/15/25	9,140	8,653
	Dover Corp.	2.950%	11/4/29	4,247	3,734
	Dover Corp.	5.375%	10/15/35	2,460	2,508
	Dover Corp.	5.375%	3/1/41	4,109	4,042
	Eaton Corp.	3.103%	9/15/27	15,140	14,202
	Eaton Corp.	4.000%	11/2/32	11,937	11,244
	Eaton Corp.	4.150%	3/15/33	16,212	15,400
	Eaton Corp.	4.150%	11/2/42	6,551	5,830
	Eaton Corp.	3.915%	9/15/47	3,988	3,396
	Eaton Corp.	4.700%	8/23/52	18,674	17,911
	Emerson Electric Co.	3.150%	6/1/25	7,044	6,767
	Emerson Electric Co.	0.875%	10/15/26	9,309	8,207
	Emerson Electric Co.	1.800%	10/15/27	16,153	14,320
	Emerson Electric Co.	2.000%	12/21/28	9,190	7,962
	Emerson Electric Co.	1.950%	10/15/30	8,535	7,074
	Emerson Electric Co.	2.200%	12/21/31	14,354	11,889
	Emerson Electric Co.	2.750%	10/15/50	11,277	7,510
	Emerson Electric Co.	2.800%	12/21/51	11,485	7,824
	FedEx Corp.	3.250%	4/1/26	12,117	11,585
	FedEx Corp.	3.400%	2/15/28	5,891	5,486
	FedEx Corp.	4.200%	10/17/28	150	144
	FedEx Corp.	3.100%	8/5/29	14,090	12,695
	FedEx Corp.	4.250%	5/15/30	4,831	4,620

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	2.400%	5/15/31	6,997	5,805
	FedEx Corp.	4.900%	1/15/34	4,927	4,809
	FedEx Corp.	3.900%	2/1/35	13,740	12,116
	FedEx Corp.	3.250%	5/15/41	9,580	7,147
	FedEx Corp.	3.875%	8/1/42	754	608
	FedEx Corp.	4.100%	4/15/43	6,420	5,237
	FedEx Corp.	5.100%	1/15/44	5,432	5,056
	FedEx Corp.	4.100%	2/1/45	6,562	5,301
	FedEx Corp.	4.750%	11/15/45	20,688	18,463
	FedEx Corp.	4.550%	4/1/46	16,375	14,077
	FedEx Corp.	4.400%	1/15/47	10,175	8,605
	FedEx Corp.	4.050%	2/15/48	14,396	11,501
	FedEx Corp.	4.950%	10/17/48	11,712	10,734
	FedEx Corp.	5.250%	5/15/50	14,052	13,503
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	19,068	15,587
	Fortive Corp.	3.150%	6/15/26	12,189	11,536
	Fortive Corp.	4.300%	6/15/46	5,870	4,670
	General Dynamics Corp.	2.375%	11/15/24	9,855	9,451
	General Dynamics Corp.	3.250%	4/1/25	2,001	1,937
	General Dynamics Corp.	3.500%	5/15/25	15,084	14,668
	General Dynamics Corp.	2.125%	8/15/26	8,047	7,417
	General Dynamics Corp.	2.625%	11/15/27	14,494	13,262
	General Dynamics Corp.	3.750%	5/15/28	12,785	12,252
	General Dynamics Corp.	3.625%	4/1/30	14,691	13,843
	General Dynamics Corp.	4.250%	4/1/40	10,039	9,239
	General Dynamics Corp.	3.600%	11/15/42	4,598	3,833
[3]	General Electric Co.	5.875%	1/14/38	22,600	24,300
	Honeywell International Inc.	2.300%	8/15/24	17,311	16,736
	Honeywell International Inc.	4.850%	11/1/24	9,050	8,997
	Honeywell International Inc.	1.350%	6/1/25	16,215	15,145
	Honeywell International Inc.	2.500%	11/1/26	24,850	23,214
	Honeywell International Inc.	1.100%	3/1/27	16,261	14,342
	Honeywell International Inc.	4.950%	2/15/28	6,183	6,270
	Honeywell International Inc.	4.250%	1/15/29	9,000	8,761
	Honeywell International Inc.	2.700%	8/15/29	9,555	8,507
	Honeywell International Inc.	1.950%	6/1/30	13,420	11,288
	Honeywell International Inc.	1.750%	9/1/31	22,166	17,785
	Honeywell International Inc.	5.000%	2/15/33	24,275	24,745
	Honeywell International Inc.	4.500%	1/15/34	13,000	12,714
	Honeywell International Inc.	5.700%	3/15/36	5,569	5,919
	Honeywell International Inc.	5.700%	3/15/37	8,615	9,195
	Honeywell International Inc.	5.375%	3/1/41	3,879	4,014
	Honeywell International Inc.	3.812%	11/21/47	5,711	4,870
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	8,982	8,643
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	11,091	10,177
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	7,554	6,355
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	8,781	8,136
	IDEX Corp.	3.000%	5/1/30	5,370	4,719
	Illinois Tool Works Inc.	2.650%	11/15/26	19,981	18,717
	Illinois Tool Works Inc.	4.875%	9/15/41	4,695	4,657
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	15,942
	Jacobs Engineering Group Inc.	5.900%	3/1/33	3,334	3,272
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,003	8,697
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,064	5,520
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,381	7,080
[3]	John Deere Capital Corp.	0.625%	9/10/24	6,802	6,430
[3]	John Deere Capital Corp.	2.050%	1/9/25	13,144	12,526
[3]	John Deere Capital Corp.	1.250%	1/10/25	13,745	12,965
[3]	John Deere Capital Corp.	5.150%	3/3/25	6,815	6,820
[3]	John Deere Capital Corp.	3.450%	3/13/25	18,928	18,387
[3]	John Deere Capital Corp.	3.400%	6/6/25	9,362	9,068
[3]	John Deere Capital Corp.	4.950%	6/6/25	3,700	3,692
[3]	John Deere Capital Corp.	4.050%	9/8/25	5,110	5,000
[3]	John Deere Capital Corp.	3.400%	9/11/25	5,316	5,117
[3]	John Deere Capital Corp.	4.800%	1/9/26	3,025	3,015
[3]	John Deere Capital Corp.	0.700%	1/15/26	3,643	3,278
[3]	John Deere Capital Corp.	5.050%	3/3/26	6,918	6,940
[3]	John Deere Capital Corp.	4.750%	6/8/26	5,500	5,489
[3]	John Deere Capital Corp.	2.650%	6/10/26	8,155	7,682
[3]	John Deere Capital Corp.	1.050%	6/17/26	8,050	7,237
[3]	John Deere Capital Corp.	2.250%	9/14/26	25,162	23,176
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	1.700%	1/11/27	11,555	10,448
[3]	John Deere Capital Corp.	1.750%	3/9/27	7,206	6,486
[3]	John Deere Capital Corp.	2.800%	9/8/27	13,249	12,266
[3]	John Deere Capital Corp.	4.150%	9/15/27	11,135	10,874
[3]	John Deere Capital Corp.	3.050%	1/6/28	14,721	13,810
[3]	John Deere Capital Corp.	4.750%	1/20/28	4,565	4,558
[3]	John Deere Capital Corp.	4.900%	3/3/28	11,998	12,075
[3]	John Deere Capital Corp.	3.450%	3/7/29	7,580	7,091
[3]	John Deere Capital Corp.	2.800%	7/18/29	11,169	10,018
[3]	John Deere Capital Corp.	4.850%	10/11/29	3,695	3,701
[3]	John Deere Capital Corp.	2.450%	1/9/30	11,992	10,529
[3]	John Deere Capital Corp.	4.700%	6/10/30	12,500	12,420
	John Deere Capital Corp.	1.450%	1/15/31	5,983	4,777
[3]	John Deere Capital Corp.	4.350%	9/15/32	9,275	9,091
[3]	Johnson Controls International plc	3.625%	7/2/24	2,450	2,400
[3]	Johnson Controls International plc	3.900%	2/14/26	6,089	5,852
	Johnson Controls International plc	1.750%	9/15/30	8,807	7,113
	Johnson Controls International plc	2.000%	9/16/31	4,561	3,646
	Johnson Controls International plc	4.900%	12/1/32	2,500	2,478
[3]	Johnson Controls International plc	6.000%	1/15/36	2,838	2,943
[3]	Johnson Controls International plc	4.625%	7/2/44	11,047	9,883
[3]	Johnson Controls International plc	5.125%	9/14/45	3,763	3,580
	Johnson Controls International plc	4.500%	2/15/47	10,311	9,005
[3]	Johnson Controls International plc	4.950%	7/2/64	5,947	5,302
	Kennametal Inc.	4.625%	6/15/28	8,800	8,376
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	13,366
	Keysight Technologies Inc.	4.600%	4/6/27	10,021	9,882
	Keysight Technologies Inc.	3.000%	10/30/29	3,670	3,217
	Kirby Corp.	4.200%	3/1/28	13,926	13,023
	L3Harris Technologies Inc.	3.832%	4/27/25	18,538	17,968
	L3Harris Technologies Inc.	3.850%	12/15/26	8,222	7,840
	L3Harris Technologies Inc.	4.400%	6/15/28	2,941	2,827
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	17,597	16,986
	L3Harris Technologies Inc.	2.900%	12/15/29	7,624	6,601
	L3Harris Technologies Inc.	1.800%	1/15/31	6,795	5,386
	L3Harris Technologies Inc.	4.854%	4/27/35	6,591	6,328
	L3Harris Technologies Inc.	5.054%	4/27/45	7,336	6,763
	Lennox International Inc.	3.000%	11/15/23	1,075	1,063
	Lennox International Inc.	1.350%	8/1/25	5,850	5,336
	Lennox International Inc.	1.700%	8/1/27	5,850	5,084
[7]	LKQ Corp.	6.250%	6/15/33	5,245	5,275
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	998
	Lockheed Martin Corp.	3.550%	1/15/26	16,444	15,964
	Lockheed Martin Corp.	5.100%	11/15/27	14,063	14,313
	Lockheed Martin Corp.	4.450%	5/15/28	6,500	6,414
	Lockheed Martin Corp.	1.850%	6/15/30	1,640	1,368
	Lockheed Martin Corp.	3.900%	6/15/32	10,293	9,697
	Lockheed Martin Corp.	5.250%	1/15/33	15,770	16,349
	Lockheed Martin Corp.	4.750%	2/15/34	11,100	11,070
	Lockheed Martin Corp.	3.600%	3/1/35	13,034	11,657
	Lockheed Martin Corp.	4.500%	5/15/36	10,415	10,053
[3]	Lockheed Martin Corp.	6.150%	9/1/36	9,485	10,514
	Lockheed Martin Corp.	5.720%	6/1/40	6,595	7,093
	Lockheed Martin Corp.	4.070%	12/15/42	18,549	16,519
	Lockheed Martin Corp.	3.800%	3/1/45	10,654	8,977
	Lockheed Martin Corp.	4.700%	5/15/46	21,741	20,974
	Lockheed Martin Corp.	4.090%	9/15/52	21,646	19,020
	Lockheed Martin Corp.	4.150%	6/15/53	11,507	10,125
	Lockheed Martin Corp.	5.700%	11/15/54	20,755	23,056
	Lockheed Martin Corp.	5.200%	2/15/55	9,817	10,134
	Lockheed Martin Corp.	4.300%	6/15/62	4,300	3,807
	Lockheed Martin Corp.	5.900%	11/15/63	18,245	20,764
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	13,600	13,634
[3]	Nature Conservancy	3.957%	3/1/52	4,400	3,747

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.650%	8/1/25	2,323	2,235
	Norfolk Southern Corp.	2.900%	6/15/26	4,921	4,635
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,179
	Norfolk Southern Corp.	3.150%	6/1/27	10,483	9,824
	Norfolk Southern Corp.	3.800%	8/1/28	11,395	10,791
	Norfolk Southern Corp.	2.550%	11/1/29	11,516	9,945
	Norfolk Southern Corp.	2.300%	5/15/31	6,020	5,011
	Norfolk Southern Corp.	3.000%	3/15/32	8,589	7,394
	Norfolk Southern Corp.	4.837%	10/1/41	15,416	14,252
	Norfolk Southern Corp.	3.950%	10/1/42	2,218	1,818
	Norfolk Southern Corp.	4.450%	6/15/45	7,823	6,808
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	6,426
	Norfolk Southern Corp.	3.942%	11/1/47	4,311	3,487
	Norfolk Southern Corp.	4.150%	2/28/48	2,483	2,088
	Norfolk Southern Corp.	4.100%	5/15/49	6,175	5,179
	Norfolk Southern Corp.	3.400%	11/1/49	5,725	4,212
	Norfolk Southern Corp.	3.050%	5/15/50	11,473	7,951
	Norfolk Southern Corp.	4.050%	8/15/52	7,674	6,327
	Norfolk Southern Corp.	4.550%	6/1/53	7,290	6,573
	Norfolk Southern Corp.	3.155%	5/15/55	24,492	16,773
	Norfolk Southern Corp.	4.100%	5/15/21	9,492	6,718
	Northrop Grumman Corp.	2.930%	1/15/25	11,420	10,979
	Northrop Grumman Corp.	3.200%	2/1/27	3,724	3,517
	Northrop Grumman Corp.	3.250%	1/15/28	37,824	35,374
	Northrop Grumman Corp.	4.400%	5/1/30	17,318	16,886
	Northrop Grumman Corp.	4.700%	3/15/33	7,580	7,441
	Northrop Grumman Corp.	5.150%	5/1/40	25,499	25,130
	Northrop Grumman Corp.	5.050%	11/15/40	7,599	7,370
	Northrop Grumman Corp.	4.750%	6/1/43	16,144	15,104
	Northrop Grumman Corp.	3.850%	4/15/45	6,270	5,118
	Northrop Grumman Corp.	4.030%	10/15/47	31,071	26,655
	Northrop Grumman Corp.	5.250%	5/1/50	2,434	2,479
	Northrop Grumman Corp.	4.950%	3/15/53	13,138	12,814
	nVent Finance Sarl	4.550%	4/15/28	7,211	6,761
	nVent Finance Sarl	5.650%	5/15/33	5,705	5,622
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,679
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,137
	Otis Worldwide Corp.	2.056%	4/5/25	12,523	11,808
	Otis Worldwide Corp.	2.293%	4/5/27	8,475	7,695
	Otis Worldwide Corp.	2.565%	2/15/30	23,194	20,002
	Otis Worldwide Corp.	3.112%	2/15/40	9,841	7,607
	Otis Worldwide Corp.	3.362%	2/15/50	6,198	4,537
[3]	PACCAR Financial Corp.	2.150%	8/15/24	6,264	6,032
[3]	PACCAR Financial Corp.	1.800%	2/6/25	8,394	7,938
[3]	PACCAR Financial Corp.	4.450%	3/30/26	4,291	4,259
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	15,596	15,068
	Parker-Hannifin Corp.	3.250%	3/1/27	21,914	20,605
	Parker-Hannifin Corp.	3.250%	6/14/29	11,291	10,274
	Parker-Hannifin Corp.	4.500%	9/15/29	12,456	12,112
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	6,583	6,039
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	5,158	5,537
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	8,192	7,310
	Parker-Hannifin Corp.	4.100%	3/1/47	8,592	7,308
	Parker-Hannifin Corp.	4.000%	6/14/49	13,246	11,013
	Pentair Finance Sarl	4.500%	7/1/29	5,641	5,308
	Precision Castparts Corp.	3.250%	6/15/25	16,000	15,454
	Precision Castparts Corp.	3.900%	1/15/43	6,465	5,513
	Precision Castparts Corp.	4.375%	6/15/45	4,542	4,060
	Raytheon Technologies Corp.	3.950%	8/16/25	19,146	18,758
	Raytheon Technologies Corp.	5.000%	2/27/26	2,170	2,167
	Raytheon Technologies Corp.	2.650%	11/1/26	3,498	3,243
	Raytheon Technologies Corp.	3.500%	3/15/27	14,260	13,562
	Raytheon Technologies Corp.	3.125%	5/4/27	11,264	10,542
	Raytheon Technologies Corp.	7.200%	8/15/27	3,260	3,523
	Raytheon Technologies Corp.	4.125%	11/16/28	48,492	46,705
	Raytheon Technologies Corp.	2.250%	7/1/30	7,867	6,646
	Raytheon Technologies Corp.	1.900%	9/1/31	15,909	12,714
	Raytheon Technologies Corp.	2.375%	3/15/32	13,668	11,212
	Raytheon Technologies Corp.	5.150%	2/27/33	15,850	16,062
	Raytheon Technologies Corp.	5.400%	5/1/35	10,810	11,018
	Raytheon Technologies Corp.	6.050%	6/1/36	15,028	16,129
	Raytheon Technologies Corp.	6.125%	7/15/38	6,988	7,529
	Raytheon Technologies Corp.	4.450%	11/16/38	14,380	13,261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.700%	12/15/41	9,440	8,763
	Raytheon Technologies Corp.	4.500%	6/1/42	43,550	40,117
	Raytheon Technologies Corp.	4.800%	12/15/43	14,916	13,895
	Raytheon Technologies Corp.	4.150%	5/15/45	14,074	11,999
	Raytheon Technologies Corp.	3.750%	11/1/46	10,926	8,808
	Raytheon Technologies Corp.	4.350%	4/15/47	17,947	15,943
	Raytheon Technologies Corp.	4.050%	5/4/47	8,687	7,383
	Raytheon Technologies Corp.	4.625%	11/16/48	4,252	3,965
	Raytheon Technologies Corp.	3.125%	7/1/50	9,262	6,720
	Raytheon Technologies Corp.	2.820%	9/1/51	13,023	8,745
	Raytheon Technologies Corp.	3.030%	3/15/52	14,130	9,935
	Raytheon Technologies Corp.	5.375%	2/27/53	21,540	22,369
[7]	Regal Rexnord Corp.	6.050%	2/15/26	7,990	8,005
[7]	Regal Rexnord Corp.	6.050%	4/15/28	16,995	16,887
[7]	Regal Rexnord Corp.	6.300%	2/15/30	14,975	14,935
[7]	Regal Rexnord Corp.	6.400%	4/15/33	16,305	16,275
	Republic Services Inc.	2.500%	8/15/24	9,113	8,793
	Republic Services Inc.	3.200%	3/15/25	9,459	9,102
	Republic Services Inc.	0.875%	11/15/25	1,849	1,664
	Republic Services Inc.	2.900%	7/1/26	7,572	7,131
	Republic Services Inc.	3.375%	11/15/27	3,187	3,000
	Republic Services Inc.	3.950%	5/15/28	4,545	4,368
	Republic Services Inc.	4.875%	4/1/29	2,000	1,997
	Republic Services Inc.	2.300%	3/1/30	10,441	8,930
	Republic Services Inc.	1.450%	2/15/31	8,500	6,676
	Republic Services Inc.	1.750%	2/15/32	12,230	9,596
	Republic Services Inc.	5.000%	4/1/34	19,020	18,959
	Republic Services Inc.	6.200%	3/1/40	6,498	7,073
	Republic Services Inc.	5.700%	5/15/41	8,927	9,300
	Republic Services Inc.	3.050%	3/1/50	4,003	2,862
	Rockwell Automation Inc.	3.500%	3/1/29	8,751	8,237
	Rockwell Automation Inc.	1.750%	8/15/31	1,898	1,531
	Rockwell Automation Inc.	4.200%	3/1/49	8,885	7,947
	Rockwell Automation Inc.	2.800%	8/15/61	3,050	1,993
[3]	Ryder System Inc.	2.500%	9/1/24	11,987	11,513
[3]	Ryder System Inc.	4.625%	6/1/25	12,050	11,785
[3]	Ryder System Inc.	1.750%	9/1/26	3,311	2,950
[3]	Ryder System Inc.	2.900%	12/1/26	5,879	5,380
[3]	Ryder System Inc.	2.850%	3/1/27	1,713	1,565
[3]	Ryder System Inc.	5.650%	3/1/28	7,197	7,215
[3]	Ryder System Inc.	5.250%	6/1/28	8,340	8,247
	Southwest Airlines Co.	5.250%	5/4/25	30,243	29,960
	Southwest Airlines Co.	3.000%	11/15/26	7,126	6,548
	Southwest Airlines Co.	5.125%	6/15/27	28,330	28,119
	Southwest Airlines Co.	3.450%	11/16/27	3,488	3,215
	Southwest Airlines Co.	2.625%	2/10/30	3,874	3,299
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,175	1,074
	Teledyne Technologies Inc.	1.600%	4/1/26	425	384
	Teledyne Technologies Inc.	2.250%	4/1/28	7,172	6,256
	Teledyne Technologies Inc.	2.750%	4/1/31	15,933	13,317
	Textron Inc.	3.875%	3/1/25	12,626	12,260
	Textron Inc.	4.000%	3/15/26	7,033	6,790
	Textron Inc.	3.650%	3/15/27	12,621	11,839
	Textron Inc.	3.375%	3/1/28	9,679	8,830
	Textron Inc.	3.900%	9/17/29	4,700	4,316
	Textron Inc.	2.450%	3/15/31	3,650	3,008
	Timken Co.	3.875%	9/1/24	1,530	1,494
	Timken Co.	4.500%	12/15/28	10,120	9,637
	Timken Co.	4.125%	4/1/32	4,572	4,111
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,190	6,263
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,067
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,900	7,069
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	10,377	10,067
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	4,425	4,223
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,169	11,464
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,545	3,161

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	4,952	4,389
	Trimble Inc.	4.750%	12/1/24	7,956	7,815
	Trimble Inc.	4.900%	6/15/28	7,102	6,939
	Triton Container International Ltd.	3.250%	3/15/32	7,825	6,146
	Tyco Electronics Group SA	3.450%	8/1/24	6,560	6,397
	Tyco Electronics Group SA	4.500%	2/13/26	8,100	7,982
	Tyco Electronics Group SA	3.700%	2/15/26	1,304	1,258
	Tyco Electronics Group SA	3.125%	8/15/27	15,096	14,121
	Tyco Electronics Group SA	2.500%	2/4/32	7,490	6,294
	Tyco Electronics Group SA	7.125%	10/1/37	9,028	10,458
	Union Pacific Corp.	3.250%	1/15/25	3,842	3,724
	Union Pacific Corp.	3.750%	7/15/25	20,073	19,494
	Union Pacific Corp.	3.250%	8/15/25	18,083	17,398
	Union Pacific Corp.	2.750%	3/1/26	17,714	16,758
	Union Pacific Corp.	2.150%	2/5/27	10,591	9,681
	Union Pacific Corp.	3.000%	4/15/27	2,246	2,113
	Union Pacific Corp.	3.950%	9/10/28	5,326	5,161
	Union Pacific Corp.	3.700%	3/1/29	3,957	3,780
	Union Pacific Corp.	2.400%	2/5/30	2,766	2,408
	Union Pacific Corp.	2.375%	5/20/31	1,458	1,233
	Union Pacific Corp.	2.800%	2/14/32	10,397	8,971
	Union Pacific Corp.	3.375%	2/1/35	10,305	8,813
	Union Pacific Corp.	2.891%	4/6/36	9,723	7,749
	Union Pacific Corp.	3.600%	9/15/37	2,972	2,538
	Union Pacific Corp.	3.200%	5/20/41	21,081	16,555
	Union Pacific Corp.	4.050%	11/15/45	4,044	3,397
	Union Pacific Corp.	4.050%	3/1/46	4,043	3,369
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,688
	Union Pacific Corp.	4.000%	4/15/47	1,650	1,391
	Union Pacific Corp.	3.250%	2/5/50	19,168	14,316
	Union Pacific Corp.	3.799%	10/1/51	643	527
	Union Pacific Corp.	2.950%	3/10/52	14,643	10,175
	Union Pacific Corp.	4.950%	9/9/52	5,015	4,982
	Union Pacific Corp.	3.500%	2/14/53	22,735	17,583
	Union Pacific Corp.	4.950%	5/15/53	5,240	5,219
	Union Pacific Corp.	3.875%	2/1/55	6,807	5,528
	Union Pacific Corp.	3.950%	8/15/59	6,743	5,479
	Union Pacific Corp.	3.839%	3/20/60	23,579	18,733
	Union Pacific Corp.	3.550%	5/20/61	6,883	5,093
	Union Pacific Corp.	2.973%	9/16/62	27,015	17,637
	Union Pacific Corp.	5.150%	1/20/63	5,934	5,937
	Union Pacific Corp.	4.100%	9/15/67	4,442	3,680
	Union Pacific Corp.	3.750%	2/5/70	6,880	5,206
	Union Pacific Corp.	3.799%	4/6/71	24,594	18,851
	Union Pacific Corp.	3.850%	2/14/72	5,024	3,881
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	328	334
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,590	1,531
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,578	2,430
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	893	837
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,456	2,130
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	2,004	1,712
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	28,309	28,104
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	16,000	16,302
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,059	2,788
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	21,624	19,496
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,919	3,461
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,663	5,186
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,326	4,503
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	7,391	7,088
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	2.200%	9/1/24	3,683	3,550
	United Parcel Service Inc.	2.800%	11/15/24	21,416	20,699
	United Parcel Service Inc.	3.900%	4/1/25	9,310	9,116
	United Parcel Service Inc.	2.400%	11/15/26	9,011	8,400
	United Parcel Service Inc.	3.050%	11/15/27	9,895	9,325
	United Parcel Service Inc.	3.400%	3/15/29	10,711	10,119
	United Parcel Service Inc.	2.500%	9/1/29	7,680	6,800
	United Parcel Service Inc.	4.450%	4/1/30	4,367	4,350
	United Parcel Service Inc.	4.875%	3/3/33	13,635	13,791
	United Parcel Service Inc.	6.200%	1/15/38	11,405	12,766
	United Parcel Service Inc.	5.200%	4/1/40	13,889	14,213
	United Parcel Service Inc.	4.875%	11/15/40	8,651	8,519
	United Parcel Service Inc.	3.625%	10/1/42	11,335	9,415
	United Parcel Service Inc.	3.400%	11/15/46	775	602
	United Parcel Service Inc.	3.750%	11/15/47	13,235	11,100
	United Parcel Service Inc.	4.250%	3/15/49	16,191	14,576
	United Parcel Service Inc.	3.400%	9/1/49	5,454	4,321
	United Parcel Service Inc.	5.300%	4/1/50	8,070	8,478
	United Parcel Service Inc.	5.050%	3/3/53	19,890	20,230
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,222
[3]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	551	547
	Valmont Industries Inc.	5.000%	10/1/44	6,000	5,268
	Valmont Industries Inc.	5.250%	10/1/54	4,975	4,420
	Vontier Corp.	1.800%	4/1/26	6,436	5,724
	Vontier Corp.	2.400%	4/1/28	7,010	5,853
	Vontier Corp.	2.950%	4/1/31	9,208	7,363
	Waste Connections Inc.	4.250%	12/1/28	2,876	2,767
	Waste Connections Inc.	3.500%	5/1/29	10,276	9,463
	Waste Connections Inc.	2.600%	2/1/30	8,545	7,402
	Waste Connections Inc.	2.200%	1/15/32	15,524	12,553
	Waste Connections Inc.	4.200%	1/15/33	1,812	1,703
	Waste Connections Inc.	3.050%	4/1/50	6,595	4,579
	Waste Connections Inc.	2.950%	1/15/52	9,595	6,578
	Waste Management Inc.	3.125%	3/1/25	100	96
	Waste Management Inc.	0.750%	11/15/25	3,281	2,960
	Waste Management Inc.	3.150%	11/15/27	17,650	16,564
	Waste Management Inc.	2.000%	6/1/29	2,628	2,248
	Waste Management Inc.	1.500%	3/15/31	18,135	14,431
	Waste Management Inc.	4.625%	2/15/33	15,000	14,690
	Waste Management Inc.	2.950%	6/1/41	10,042	7,451
	Waste Management Inc.	2.500%	11/15/50	9,943	6,369
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	6,198	5,884
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	11,230
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	13,370	12,951
	WW Grainger Inc.	1.850%	2/15/25	8,075	7,666
	WW Grainger Inc.	3.750%	5/15/46	6,043	4,886
	WW Grainger Inc.	4.200%	5/15/47	4,615	4,034
	Xylem Inc.	3.250%	11/1/26	4,492	4,227
	Xylem Inc.	1.950%	1/30/28	8,900	7,811
	Xylem Inc.	2.250%	1/30/31	6,725	5,585
	Xylem Inc.	4.375%	11/1/46	5,300	4,484
					5,633,047
Materials (0.8%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	7,962	7,759
	Air Products and Chemicals Inc.	1.500%	10/15/25	786	726
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,178	8,257
	Air Products and Chemicals Inc.	2.050%	5/15/30	10,185	8,656
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,575	4,613
	Air Products and Chemicals Inc.	2.700%	5/15/40	11,938	8,908
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,131	7,959
	Albemarle Corp.	4.650%	6/1/27	5,500	5,360
	Albemarle Corp.	5.050%	6/1/32	6,655	6,446
	Albemarle Corp.	5.450%	12/1/44	7,580	7,173
	Albemarle Corp.	5.650%	6/1/52	6,500	6,204
	Amcor Finance USA Inc.	5.625%	5/26/33	8,249	8,155
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,970	4,807
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,436

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amcor Flexibles North America Inc.	2.630%	6/19/30	14,222	11,822
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,072	4,976
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,985	8,733
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,700	7,421
	ArcelorMittal SA	4.550%	3/11/26	5,809	5,671
	ArcelorMittal SA	6.550%	11/29/27	15,830	16,267
	ArcelorMittal SA	4.250%	7/16/29	6,418	6,076
	ArcelorMittal SA	6.800%	11/29/32	12,405	12,743
	ArcelorMittal SA	7.000%	10/15/39	10,145	10,626
	ArcelorMittal SA	6.750%	3/1/41	7,526	7,644
	Barrick Gold Corp.	6.450%	10/15/35	2,975	3,144
	Barrick North America Finance LLC	5.700%	5/30/41	11,814	11,938
	Barrick North America Finance LLC	5.750%	5/1/43	12,134	12,471
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,554	15,179
	Berry Global Inc.	1.570%	1/15/26	18,790	16,959
	Berry Global Inc.	1.650%	1/15/27	27,601	23,862
[7]	Berry Global Inc.	5.500%	4/15/28	6,450	6,364
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	13,664	13,594
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	620	637
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,850	13,759
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	8,145	8,109
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,796	13,338
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	34,861	34,543
	Cabot Corp.	4.000%	7/1/29	5,388	4,997
	Carlisle Cos. Inc.	3.500%	12/1/24	3,242	3,130
	Carlisle Cos. Inc.	3.750%	12/1/27	7,476	7,095
	Carlisle Cos. Inc.	2.750%	3/1/30	11,693	9,970
	Celanese US Holdings LLC	5.900%	7/5/24	21,035	20,990
	Celanese US Holdings LLC	6.050%	3/15/25	21,770	21,686
	Celanese US Holdings LLC	1.400%	8/5/26	5,472	4,741
	Celanese US Holdings LLC	6.165%	7/15/27	25,630	25,576
	Celanese US Holdings LLC	6.330%	7/15/29	10,142	10,093
	Celanese US Holdings LLC	6.379%	7/15/32	11,225	11,295
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,868	1,838
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,185	5,684
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,225	8,557
	CF Industries Inc.	5.150%	3/15/34	11,055	10,594
	CF Industries Inc.	4.950%	6/1/43	9,790	8,474
	CF Industries Inc.	5.375%	3/15/44	10,348	9,460
	Dow Chemical Co.	4.550%	11/30/25	459	447
	Dow Chemical Co.	4.800%	11/30/28	4,294	4,256
	Dow Chemical Co.	7.375%	11/1/29	5,477	6,097
	Dow Chemical Co.	2.100%	11/15/30	10,785	8,911
	Dow Chemical Co.	4.250%	10/1/34	12,365	11,258
	Dow Chemical Co.	9.400%	5/15/39	11,045	14,863
	Dow Chemical Co.	5.250%	11/15/41	18,438	17,796
	Dow Chemical Co.	4.375%	11/15/42	15,958	13,509
	Dow Chemical Co.	4.625%	10/1/44	6,442	5,587
	Dow Chemical Co.	5.550%	11/30/48	15,455	15,033
	Dow Chemical Co.	4.800%	5/15/49	12,288	10,799
	Dow Chemical Co.	3.600%	11/15/50	11,315	8,425
	Dow Chemical Co.	6.900%	5/15/53	6,500	7,365
	DuPont de Nemours Inc.	4.493%	11/15/25	28,653	28,069
	DuPont de Nemours Inc.	4.725%	11/15/28	25,515	25,115
	DuPont de Nemours Inc.	5.319%	11/15/38	16,722	16,554
	DuPont de Nemours Inc.	5.419%	11/15/48	23,619	23,338
	Eagle Materials Inc.	2.500%	7/1/31	5,290	4,320
	Eastman Chemical Co.	3.800%	3/15/25	8,656	8,428
	Eastman Chemical Co.	4.500%	12/1/28	1,879	1,793
	Eastman Chemical Co.	5.750%	3/8/33	3,225	3,225
	Eastman Chemical Co.	4.800%	9/1/42	8,984	7,810
	Eastman Chemical Co.	4.650%	10/15/44	12,383	10,427
	Ecolab Inc.	2.700%	11/1/26	13,239	12,453
	Ecolab Inc.	1.650%	2/1/27	3,410	3,066
	Ecolab Inc.	3.250%	12/1/27	4,602	4,330
	Ecolab Inc.	5.250%	1/15/28	4,100	4,167
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	4.800%	3/24/30	6,834	6,857
	Ecolab Inc.	1.300%	1/30/31	4,613	3,631
	Ecolab Inc.	2.125%	2/1/32	9,881	8,123
	Ecolab Inc.	2.125%	8/15/50	5,500	3,244
	Ecolab Inc.	2.700%	12/15/51	10,987	7,284
	Ecolab Inc.	2.750%	8/18/55	13,898	8,922
	EIDP Inc.	1.700%	7/15/25	8,202	7,627
	EIDP Inc.	4.500%	5/15/26	7,905	7,760
	EIDP Inc.	2.300%	7/15/30	6,550	5,478
	EIDP Inc.	4.800%	5/15/33	7,840	7,675
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	4,092	3,970
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	10,900	10,911
	FMC Corp.	5.150%	5/18/26	5,300	5,221
	FMC Corp.	3.200%	10/1/26	5,396	5,012
	FMC Corp.	3.450%	10/1/29	10,262	8,990
	FMC Corp.	5.650%	5/18/33	6,300	6,159
	FMC Corp.	4.500%	10/1/49	7,561	5,842
	FMC Corp.	6.375%	5/18/53	6,325	6,423
	Freeport-McMoRan Inc.	4.550%	11/14/24	5,119	5,043
	Freeport-McMoRan Inc.	5.000%	9/1/27	6,174	6,036
	Freeport-McMoRan Inc.	4.125%	3/1/28	9,500	8,920
	Freeport-McMoRan Inc.	4.375%	8/1/28	10,007	9,443
	Freeport-McMoRan Inc.	5.250%	9/1/29	10,900	10,708
	Freeport-McMoRan Inc.	4.250%	3/1/30	10,157	9,361
	Freeport-McMoRan Inc.	4.625%	8/1/30	10,476	9,894
	Freeport-McMoRan Inc.	5.400%	11/14/34	11,112	10,728
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,701	20,234
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	4,590
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,000
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,654
	Georgia-Pacific LLC	7.750%	11/15/29	6,689	7,552
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,424	2,916
	Georgia-Pacific LLC	8.875%	5/15/31	5,303	6,529
	Huntsman International LLC	4.500%	5/1/29	9,553	8,747
	Huntsman International LLC	2.950%	6/15/31	5,144	4,112
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,012	2,828
	International Flavors & Fragrances Inc.	4.375%	6/1/47	7,106	5,455
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,889	9,235
	International Paper Co.	5.000%	9/15/35	6,272	6,011
	International Paper Co.	6.000%	11/15/41	9,848	10,107
	International Paper Co.	4.800%	6/15/44	15,692	13,875
	International Paper Co.	4.350%	8/15/48	6,825	5,754
	Kinross Gold Corp.	4.500%	7/15/27	1,445	1,384
[5,7]	Kinross Gold Corp.	6.250%	7/15/33	5,790	5,723
	Linde Inc.	4.800%	12/5/24	8,182	8,137
	Linde Inc.	2.650%	2/5/25	10,021	9,608
	Linde Inc.	4.700%	12/5/25	6,954	6,902
	Linde Inc.	3.200%	1/30/26	7,651	7,389
	Linde Inc.	1.100%	8/10/30	9,325	7,423
	Linde Inc.	3.550%	11/7/42	3,255	2,641
	Linde Inc.	2.000%	8/10/50	4,800	2,750
	Lubrizol Corp.	6.500%	10/1/34	5,183	6,054
	LYB International Finance BV	5.250%	7/15/43	4,327	3,940
	LYB International Finance BV	4.875%	3/15/44	11,864	10,418
	LYB International Finance III LLC	1.250%	10/1/25	4,302	3,892
	LYB International Finance III LLC	2.250%	10/1/30	6,007	4,931
	LYB International Finance III LLC	5.625%	5/15/33	3,128	3,129
	LYB International Finance III LLC	3.375%	10/1/40	2,929	2,163
	LYB International Finance III LLC	4.200%	10/15/49	8,577	6,567
	LYB International Finance III LLC	4.200%	5/1/50	20,482	15,640
	LYB International Finance III LLC	3.625%	4/1/51	18,654	12,945
	LYB International Finance III LLC	3.800%	10/1/60	7,680	5,185
	LyondellBasell Industries NV	4.625%	2/26/55	11,567	9,436
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,730	2,696
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,760	6,364
	Martin Marietta Materials Inc.	3.500%	12/15/27	11,795	11,012
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	7,188	6,079
	Martin Marietta Materials Inc.	2.400%	7/15/31	9,453	7,721
	Martin Marietta Materials Inc.	4.250%	12/15/47	11,130	9,259
	Martin Marietta Materials Inc.	3.200%	7/15/51	13,054	9,102
	Mosaic Co.	4.050%	11/15/27	8,947	8,524

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	5.450%	11/15/33	9,938	9,691
	Mosaic Co.	4.875%	11/15/41	6,766	5,790
	Mosaic Co.	5.625%	11/15/43	6,922	6,495
	NewMarket Corp.	2.700%	3/18/31	5,500	4,500
	Newmont Corp.	2.800%	10/1/29	8,807	7,590
	Newmont Corp.	2.250%	10/1/30	17,553	14,414
	Newmont Corp.	2.600%	7/15/32	18,204	14,863
[3]	Newmont Corp.	5.875%	4/1/35	4,539	4,643
	Newmont Corp.	6.250%	10/1/39	15,936	16,844
	Newmont Corp.	4.875%	3/15/42	11,782	10,948
	Newmont Corp.	5.450%	6/9/44	6,269	6,159
	Nucor Corp.	3.950%	5/23/25	2,716	2,635
	Nucor Corp.	2.000%	6/1/25	5,233	4,894
	Nucor Corp.	4.300%	5/23/27	4,840	4,706
	Nucor Corp.	3.950%	5/1/28	1,832	1,740
	Nucor Corp.	2.700%	6/1/30	3,300	2,865
	Nucor Corp.	3.125%	4/1/32	7,017	6,075
	Nucor Corp.	6.400%	12/1/37	3,200	3,515
	Nucor Corp.	2.979%	12/15/55	27,955	17,900
	Nutrien Ltd.	5.900%	11/7/24	3,863	3,865
	Nutrien Ltd.	3.000%	4/1/25	8,946	8,508
	Nutrien Ltd.	5.950%	11/7/25	3,374	3,395
	Nutrien Ltd.	4.000%	12/15/26	7,689	7,375
	Nutrien Ltd.	4.900%	3/27/28	3,805	3,740
	Nutrien Ltd.	2.950%	5/13/30	1,935	1,684
	Nutrien Ltd.	4.125%	3/15/35	7,225	6,341
	Nutrien Ltd.	5.875%	12/1/36	2,715	2,750
	Nutrien Ltd.	5.625%	12/1/40	4,910	4,757
	Nutrien Ltd.	4.900%	6/1/43	7,477	6,697
	Nutrien Ltd.	5.250%	1/15/45	20,820	19,307
	Nutrien Ltd.	5.000%	4/1/49	7,580	6,833
	Nutrien Ltd.	5.800%	3/27/53	6,182	6,205
	Packaging Corp. of America	3.650%	9/15/24	5,782	5,643
	Packaging Corp. of America	3.400%	12/15/27	5,992	5,583
	Packaging Corp. of America	3.000%	12/15/29	14,336	12,512
	Packaging Corp. of America	4.050%	12/15/49	3,787	3,012
	Packaging Corp. of America	3.050%	10/1/51	9,321	6,173
	PPG Industries Inc.	2.400%	8/15/24	15,023	14,439
	PPG Industries Inc.	1.200%	3/15/26	9,966	8,932
	PPG Industries Inc.	2.550%	6/15/30	6,984	5,970
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,376
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	7,273
	Rio Tinto Alcan Inc.	7.250%	3/15/31	3,105	3,557
	Rio Tinto Alcan Inc.	5.750%	6/1/35	10,175	10,512
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,265	11,327
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,535	14,677
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,762	15,562
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,200	8,270
	Rio Tinto Finance USA plc	4.750%	3/22/42	9,088	8,659
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,458	9,187
	Rio Tinto Finance USA plc	5.125%	3/9/53	7,900	7,964
	Rohm & Haas Co.	7.850%	7/15/29	7,549	8,392
	RPM International Inc.	3.750%	3/15/27	5,945	5,581
	RPM International Inc.	4.550%	3/1/29	5,553	5,210
	RPM International Inc.	2.950%	1/15/32	4,860	3,878
	RPM International Inc.	5.250%	6/1/45	4,437	3,943
	RPM International Inc.	4.250%	1/15/48	4,465	3,432
	Sherwin-Williams Co.	4.050%	8/8/24	2,300	2,263
	Sherwin-Williams Co.	3.450%	8/1/25	10,638	10,216
	Sherwin-Williams Co.	4.250%	8/8/25	1,900	1,860
	Sherwin-Williams Co.	3.950%	1/15/26	9,501	9,207
	Sherwin-Williams Co.	3.450%	6/1/27	20,433	19,273
	Sherwin-Williams Co.	2.950%	8/15/29	26,792	23,694
	Sherwin-Williams Co.	2.300%	5/15/30	4,223	3,549
	Sherwin-Williams Co.	2.200%	3/15/32	7,595	6,133
	Sherwin-Williams Co.	4.000%	12/15/42	2,337	1,887
	Sherwin-Williams Co.	4.550%	8/1/45	4,949	4,231
	Sherwin-Williams Co.	4.500%	6/1/47	10,101	8,852
	Sherwin-Williams Co.	3.800%	8/15/49	6,923	5,356
	Sherwin-Williams Co.	3.300%	5/15/50	9,369	6,648
	Sherwin-Williams Co.	2.900%	3/15/52	7,161	4,611
	Sonoco Products Co.	2.250%	2/1/27	1,184	1,057
	Sonoco Products Co.	3.125%	5/1/30	8,781	7,659
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Copper Corp.	3.875%	4/23/25	2,945	2,861
	Southern Copper Corp.	7.500%	7/27/35	11,168	12,966
	Southern Copper Corp.	6.750%	4/16/40	14,078	15,526
	Southern Copper Corp.	5.250%	11/8/42	22,223	21,256
	Southern Copper Corp.	5.875%	4/23/45	18,546	19,037
	Steel Dynamics Inc.	2.800%	12/15/24	4,914	4,692
	Steel Dynamics Inc.	2.400%	6/15/25	4,631	4,330
	Steel Dynamics Inc.	5.000%	12/15/26	720	708
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,165
	Steel Dynamics Inc.	3.450%	4/15/30	12,598	11,208
	Steel Dynamics Inc.	3.250%	1/15/31	7,061	6,132
	Steel Dynamics Inc.	3.250%	10/15/50	5,625	3,731
	Suzano Austria GmbH	2.500%	9/15/28	2,526	2,147
	Suzano Austria GmbH	6.000%	1/15/29	29,547	29,393
	Suzano Austria GmbH	5.000%	1/15/30	12,008	11,255
	Suzano Austria GmbH	3.750%	1/15/31	12,978	11,084
[3]	Suzano Austria GmbH	3.125%	1/15/32	12,713	10,188
	Teck Resources Ltd.	3.900%	7/15/30	9,385	8,539
	Teck Resources Ltd.	6.000%	8/15/40	5,361	5,231
	Teck Resources Ltd.	5.200%	3/1/42	780	695
	Teck Resources Ltd.	5.400%	2/1/43	2,440	2,218
	Vale Overseas Ltd.	3.750%	7/8/30	20,905	18,428
	Vale Overseas Ltd.	6.125%	6/12/33	15,500	15,537
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	5,282
	Vale Overseas Ltd.	6.875%	11/21/36	20,021	21,011
	Vale Overseas Ltd.	6.875%	11/10/39	15,849	16,627
	Vale SA	5.625%	9/11/42	8,778	8,452
	Vulcan Materials Co.	4.500%	4/1/25	7,223	7,084
	Vulcan Materials Co.	3.900%	4/1/27	3,284	3,157
	Vulcan Materials Co.	3.500%	6/1/30	9,786	8,844
	Vulcan Materials Co.	4.500%	6/15/47	12,509	10,877
	Westlake Corp.	3.600%	8/15/26	15,075	14,189
	Westlake Corp.	2.875%	8/15/41	5,060	3,375
	Westlake Corp.	5.000%	8/15/46	20,130	17,455
	Westlake Corp.	4.375%	11/15/47	1,710	1,351
	Westlake Corp.	3.125%	8/15/51	7,748	4,858
	Westlake Corp.	3.375%	8/15/61	6,165	3,758
	WestRock MWV LLC	8.200%	1/15/30	4,734	5,428
	WestRock MWV LLC	7.950%	2/15/31	4,086	4,646
	WRKCo Inc.	3.000%	9/15/24	7,397	7,130
	WRKCo Inc.	3.750%	3/15/25	15,235	14,674
	WRKCo Inc.	4.650%	3/15/26	19,829	19,253
	WRKCo Inc.	3.375%	9/15/27	17,625	16,183
	WRKCo Inc.	4.000%	3/15/28	11,434	10,651
	WRKCo Inc.	3.900%	6/1/28	5,368	5,005
	WRKCo Inc.	4.900%	3/15/29	18,226	17,629
	WRKCo Inc.	4.200%	6/1/32	3,390	3,087
	WRKCo Inc.	3.000%	6/15/33	7,425	6,052
	Yamana Gold Inc.	2.630%	8/15/31	4,760	3,711
					2,295,211
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	8,135	6,776
	Agree LP	4.800%	10/1/32	3,235	3,007
	Agree LP	2.600%	6/15/33	5,251	4,043
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,428	23,405
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,892	2,793
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	15,494	14,833
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,318	5,043
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	6,735	6,285
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,765	3,564
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,972	5,083
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,954	7,559
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	11,585	11,214
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,371	11,473

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	7,119	5,386
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	14,559	10,654
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	8,414	6,647
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	5,105	4,732
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,316	5,317
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,645	6,457
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,622	3,461
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	14,462	9,891
	American Assets Trust LP	3.375%	2/1/31	6,471	5,069
	American Homes 4 Rent LP	4.250%	2/15/28	8,695	8,191
	American Homes 4 Rent LP	4.900%	2/15/29	8,413	8,065
	American Homes 4 Rent LP	3.375%	7/15/51	2,343	1,533
	American Tower Corp.	2.950%	1/15/25	5,802	5,549
	American Tower Corp.	2.400%	3/15/25	9,168	8,643
	American Tower Corp.	4.000%	6/1/25	15,065	14,555
	American Tower Corp.	1.300%	9/15/25	9,475	8,586
	American Tower Corp.	1.600%	4/15/26	7,770	6,969
	American Tower Corp.	1.450%	9/15/26	8,895	7,835
	American Tower Corp.	3.375%	10/15/26	22,956	21,461
	American Tower Corp.	2.750%	1/15/27	1,136	1,034
	American Tower Corp.	3.125%	1/15/27	10,695	9,860
	American Tower Corp.	3.650%	3/15/27	8,194	7,679
	American Tower Corp.	3.550%	7/15/27	9,483	8,802
	American Tower Corp.	3.600%	1/15/28	3,400	3,139
	American Tower Corp.	1.500%	1/31/28	9,617	8,080
	American Tower Corp.	5.250%	7/15/28	5,000	4,953
	American Tower Corp.	3.950%	3/15/29	11,968	11,043
	American Tower Corp.	3.800%	8/15/29	22,288	20,375
	American Tower Corp.	2.900%	1/15/30	13,308	11,496
	American Tower Corp.	2.100%	6/15/30	11,359	9,199
	American Tower Corp.	1.875%	10/15/30	10,513	8,313
	American Tower Corp.	2.700%	4/15/31	7,271	6,044
	American Tower Corp.	2.300%	9/15/31	9,006	7,168
	American Tower Corp.	4.050%	3/15/32	8,100	7,368
	American Tower Corp.	5.550%	7/15/33	25,540	25,724
	American Tower Corp.	3.700%	10/15/49	7,932	5,696
	American Tower Corp.	3.100%	6/15/50	3,274	2,144
	American Tower Corp.	2.950%	1/15/51	10,343	6,545
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,775	3,663
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	10,745	10,345
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	5,942	5,675
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	4,920	4,632
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	6,365	5,886
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	13,196	12,330
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	5,384	4,963
	AvalonBay Communities Inc.	1.900%	12/1/28	2,435	2,064
[3]	AvalonBay Communities Inc.	3.300%	6/1/29	3,600	3,268
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	6,521	5,468
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	3,356	2,815
	AvalonBay Communities Inc.	2.050%	1/15/32	9,975	8,007
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,478
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	5,035	3,901
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	959	791
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,673
	Boston Properties LP	3.200%	1/15/25	11,155	10,580
	Boston Properties LP	3.650%	2/1/26	10,628	9,884
	Boston Properties LP	2.750%	10/1/26	21,675	19,196
	Boston Properties LP	4.500%	12/1/28	3,147	2,893
	Boston Properties LP	3.400%	6/21/29	6,991	5,887
	Boston Properties LP	2.900%	3/15/30	21,184	17,117
	Boston Properties LP	3.250%	1/30/31	13,072	10,639
	Boston Properties LP	2.550%	4/1/32	8,233	6,205
	Boston Properties LP	2.450%	10/1/33	3,179	2,297
	Boston Properties LP	6.500%	1/15/34	5,285	5,319
	Brandywine Operating Partnership LP	3.950%	11/15/27	22,697	18,008
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	3.850%	2/1/25	21,570	20,679
Brixmor Operating Partnership LP	4.125%	6/15/26	6,045	5,655
Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,334
Brixmor Operating Partnership LP	2.250%	4/1/28	14,551	12,265
Brixmor Operating Partnership LP	4.125%	5/15/29	8,453	7,541
Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	10,610
Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	7,774
Broadstone Net Lease LLC	2.600%	9/15/31	4,837	3,477
Camden Property Trust	4.100%	10/15/28	10,920	10,371
Camden Property Trust	3.150%	7/1/29	12,537	11,123
Camden Property Trust	2.800%	5/15/30	18,173	15,821
Camden Property Trust	3.350%	11/1/49	2,613	1,902
CBRE Services Inc.	4.875%	3/1/26	14,015	13,609
CBRE Services Inc.	2.500%	4/1/31	6,050	4,853
CBRE Services Inc.	5.950%	8/15/34	10,000	9,905
Corporate Office Properties LP	2.250%	3/15/26	3,178	2,805
Corporate Office Properties LP	2.750%	4/15/31	5,154	3,920
Corporate Office Properties LP	2.900%	12/1/33	7,709	5,369
Crown Castle Inc.	3.200%	9/1/24	12,285	11,905
Crown Castle Inc.	1.350%	7/15/25	5,864	5,369
Crown Castle Inc.	4.450%	2/15/26	13,536	13,199
Crown Castle Inc.	3.700%	6/15/26	19,415	18,460
Crown Castle Inc.	4.000%	3/1/27	9,663	9,202
Crown Castle Inc.	2.900%	3/15/27	4,037	3,696
Crown Castle Inc.	3.650%	9/1/27	16,004	14,961
Crown Castle Inc.	3.800%	2/15/28	29,323	27,382
Crown Castle Inc.	4.800%	9/1/28	7,475	7,264
Crown Castle Inc.	4.300%	2/15/29	5,422	5,105
Crown Castle Inc.	3.100%	11/15/29	9,130	7,963
Crown Castle Inc.	3.300%	7/1/30	11,603	10,274
Crown Castle Inc.	2.250%	1/15/31	16,096	13,131
Crown Castle Inc.	2.100%	4/1/31	13,764	11,013
Crown Castle Inc.	2.500%	7/15/31	10,716	8,811
Crown Castle Inc.	5.100%	5/1/33	12,500	12,297
Crown Castle Inc.	2.900%	4/1/41	10,329	7,236
Crown Castle Inc.	4.750%	5/15/47	4,014	3,442
Crown Castle Inc.	5.200%	2/15/49	11,780	10,892
Crown Castle Inc.	4.000%	11/15/49	5,174	3,955
Crown Castle Inc.	4.150%	7/1/50	6,188	4,909
Crown Castle Inc.	3.250%	1/15/51	12,894	8,819
CubeSmart LP	4.000%	11/15/25	2,950	2,798
CubeSmart LP	3.125%	9/1/26	3,780	3,480
CubeSmart LP	2.250%	12/15/28	5,132	4,333
CubeSmart LP	4.375%	2/15/29	5,245	4,926
CubeSmart LP	3.000%	2/15/30	4,814	4,125
CubeSmart LP	2.500%	2/15/32	11,663	9,263
Digital Realty Trust LP	3.700%	8/15/27	12,723	11,744
Digital Realty Trust LP	5.550%	1/15/28	4,970	4,910
Digital Realty Trust LP	4.450%	7/15/28	23,375	21,955
Digital Realty Trust LP	3.600%	7/1/29	36,944	32,880
EPR Properties	4.500%	4/1/25	1,851	1,750
EPR Properties	4.750%	12/15/26	491	448
EPR Properties	4.500%	6/1/27	8,213	7,379
EPR Properties	3.750%	8/15/29	6,765	5,525
EPR Properties	3.600%	11/15/31	3,125	2,440
Equinix Inc.	2.625%	11/18/24	14,781	14,135
Equinix Inc.	1.250%	7/15/25	5,393	4,925
Equinix Inc.	1.000%	9/15/25	5,359	4,843
Equinix Inc.	1.450%	5/15/26	5,296	4,735
Equinix Inc.	2.900%	11/18/26	14,576	13,373
Equinix Inc.	1.800%	7/15/27	10,993	9,525
Equinix Inc.	1.550%	3/15/28	6,137	5,147
Equinix Inc.	2.000%	5/15/28	3,586	3,055
Equinix Inc.	3.200%	11/18/29	27,859	24,510
Equinix Inc.	2.150%	7/15/30	17,734	14,350
Equinix Inc.	2.500%	5/15/31	11,195	9,114
Equinix Inc.	3.000%	7/15/50	10,301	6,708
Equinix Inc.	2.950%	9/15/51	4,650	2,952
Equinix Inc.	3.400%	2/15/52	8,035	5,640
ERP Operating LP	3.375%	6/1/25	3,010	2,893
ERP Operating LP	2.850%	11/1/26	13,843	12,807
ERP Operating LP	3.250%	8/1/27	4,716	4,341
ERP Operating LP	3.500%	3/1/28	15,007	13,915

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	4.150%	12/1/28	5,808	5,519
	ERP Operating LP	3.000%	7/1/29	6,264	5,523
	ERP Operating LP	2.500%	2/15/30	8,164	6,955
	ERP Operating LP	1.850%	8/1/31	1,645	1,296
	ERP Operating LP	4.500%	7/1/44	9,722	8,509
	ERP Operating LP	4.500%	6/1/45	2,960	2,480
	ERP Operating LP	4.000%	8/1/47	4,716	3,693
	Essential Properties LP	2.950%	7/15/31	5,245	3,933
	Essex Portfolio LP	3.875%	5/1/24	600	589
	Essex Portfolio LP	3.500%	4/1/25	15,115	14,538
	Essex Portfolio LP	3.375%	4/15/26	12,564	11,898
	Essex Portfolio LP	3.625%	5/1/27	1,116	1,042
	Essex Portfolio LP	1.700%	3/1/28	7,030	5,937
	Essex Portfolio LP	4.000%	3/1/29	11,730	10,834
	Essex Portfolio LP	3.000%	1/15/30	14,423	12,344
	Essex Portfolio LP	1.650%	1/15/31	3,399	2,580
	Essex Portfolio LP	2.550%	6/15/31	1,655	1,337
	Essex Portfolio LP	2.650%	3/15/32	8,182	6,588
	Essex Portfolio LP	4.500%	3/15/48	7,570	6,194
	Extra Space Storage LP	5.700%	4/1/28	6,280	6,276
	Extra Space Storage LP	2.550%	6/1/31	6,120	4,955
	Extra Space Storage LP	2.350%	3/15/32	7,822	6,122
	Federal Realty OP LP	1.250%	2/15/26	770	689
	Federal Realty OP LP	3.250%	7/15/27	6,295	5,707
	Federal Realty OP LP	5.375%	5/1/28	4,425	4,352
	Federal Realty OP LP	3.200%	6/15/29	6,435	5,572
	Federal Realty OP LP	4.500%	12/1/44	15,068	11,821
	GLP Capital LP	3.350%	9/1/24	8,563	8,266
	GLP Capital LP	5.250%	6/1/25	12,386	12,133
	GLP Capital LP	5.375%	4/15/26	15,319	15,005
	GLP Capital LP	5.750%	6/1/28	5,856	5,721
	GLP Capital LP	5.300%	1/15/29	6,554	6,244
	GLP Capital LP	4.000%	1/15/30	10,559	9,152
	GLP Capital LP	4.000%	1/15/31	12,145	10,501
	Healthcare Realty Holdings LP	3.500%	8/1/26	10,984	10,116
	Healthcare Realty Holdings LP	3.750%	7/1/27	8,342	7,704
	Healthcare Realty Holdings LP	3.625%	1/15/28	4,423	3,943
	Healthcare Realty Holdings LP	3.100%	2/15/30	4,109	3,495
	Healthcare Realty Holdings LP	2.000%	3/15/31	12,720	9,763
	Healthpeak OP LLC	3.400%	2/1/25	4,167	4,005
	Healthpeak OP LLC	4.000%	6/1/25	816	787
	Healthpeak OP LLC	3.250%	7/15/26	18,986	17,697
	Healthpeak OP LLC	2.125%	12/1/28	2,836	2,401
	Healthpeak OP LLC	3.500%	7/15/29	12,677	11,367
	Healthpeak OP LLC	3.000%	1/15/30	17,940	15,588
	Healthpeak OP LLC	2.875%	1/15/31	5,777	4,879
	Healthpeak OP LLC	5.250%	12/15/32	4,930	4,815
	Healthpeak OP LLC	6.750%	2/1/41	1,955	2,068
	Highwoods Realty LP	3.875%	3/1/27	6,453	5,829
	Highwoods Realty LP	4.125%	3/15/28	4,298	3,766
	Highwoods Realty LP	4.200%	4/15/29	5,082	4,314
	Highwoods Realty LP	3.050%	2/15/30	8,560	6,649
	Highwoods Realty LP	2.600%	2/1/31	10,789	7,912
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	3,743	3,598
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	1,950	1,889
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	10,405	8,907
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	13,805	11,714
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,299	4,185
	Hudson Pacific Properties LP	3.950%	11/1/27	7,165	5,233
	Hudson Pacific Properties LP	5.950%	2/15/28	4,140	3,309
	Hudson Pacific Properties LP	4.650%	4/1/29	4,989	3,537
	Hudson Pacific Properties LP	3.250%	1/15/30	5,424	3,429
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	5,797	4,495
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,555	7,702
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	7,057
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,277
	Kilroy Realty LP	4.375%	10/1/25	5,180	4,848
	Kilroy Realty LP	4.750%	12/15/28	4,624	4,098
	Kilroy Realty LP	4.250%	8/15/29	1,858	1,579
	Kilroy Realty LP	3.050%	2/15/30	7,140	5,594
	Kilroy Realty LP	2.500%	11/15/32	3,089	2,163
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kilroy Realty LP	2.650%	11/15/33	12,900	8,794
Kimco Realty OP LLC	4.450%	1/15/24	1,175	1,159
Kimco Realty OP LLC	3.300%	2/1/25	3,711	3,550
Kimco Realty OP LLC	3.850%	6/1/25	600	568
Kimco Realty OP LLC	2.800%	10/1/26	7,183	6,562
Kimco Realty OP LLC	3.800%	4/1/27	5,740	5,349
Kimco Realty OP LLC	1.900%	3/1/28	11,770	9,915
Kimco Realty OP LLC	2.250%	12/1/31	4,029	3,138
Kimco Realty OP LLC	3.200%	4/1/32	7,620	6,323
Kimco Realty OP LLC	4.600%	2/1/33	4,960	4,592
Kimco Realty OP LLC	4.250%	4/1/45	1,565	1,188
Kimco Realty OP LLC	4.125%	12/1/46	1,235	917
Kimco Realty OP LLC	4.450%	9/1/47	5,985	4,847
Kimco Realty OP LLC	3.700%	10/1/49	2,490	1,773
Kite Realty Group LP	4.000%	10/1/26	8,755	7,947
Kite Realty Group Trust	4.750%	9/15/30	4,665	4,222
Life Storage LP	3.500%	7/1/26	18,900	17,767
Life Storage LP	3.875%	12/15/27	1,000	929
Life Storage LP	2.200%	10/15/30	3,520	2,810
Life Storage LP	2.400%	10/15/31	8,178	6,480
LXP Industrial Trust	2.700%	9/15/30	3,325	2,655
LXP Industrial Trust	2.375%	10/1/31	6,875	5,226
Mid-America Apartments LP	1.100%	9/15/26	1,533	1,338
Mid-America Apartments LP	3.600%	6/1/27	9,637	9,116
Mid-America Apartments LP	4.200%	6/15/28	2,482	2,368
Mid-America Apartments LP	3.950%	3/15/29	2,515	2,374
Mid-America Apartments LP	2.750%	3/15/30	15,028	13,074
Mid-America Apartments LP	1.700%	2/15/31	7,945	6,288
National Health Investors Inc.	3.000%	2/1/31	6,239	4,793
NNN REIT Inc.	3.600%	12/15/26	3,553	3,305
NNN REIT Inc.	3.500%	10/15/27	13,695	12,563
NNN REIT Inc.	4.300%	10/15/28	3,571	3,330
NNN REIT Inc.	2.500%	4/15/30	8,037	6,684
NNN REIT Inc.	4.800%	10/15/48	4,794	3,973
NNN REIT Inc.	3.100%	4/15/50	11,193	6,872
NNN REIT Inc.	3.500%	4/15/51	3,921	2,648
NNN REIT Inc.	3.000%	4/15/52	6,077	3,672
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,048	5,812
Omega Healthcare Investors Inc.	5.250%	1/15/26	3,662	3,522
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,140	7,582
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,830	8,061
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,363	8,509
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,925	18,198
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,309	3,954
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,576
Physicians Realty LP	4.300%	3/15/27	9,705	9,139
Physicians Realty LP	3.950%	1/15/28	2,914	2,664
Physicians Realty LP	2.625%	11/1/31	22,705	17,665
Piedmont Operating Partnership LP	4.450%	3/15/24	5,245	5,124
Piedmont Operating Partnership LP	3.150%	8/15/30	4,200	3,070
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	2,696
Prologis LP	3.250%	6/30/26	6,339	6,008
Prologis LP	3.250%	10/1/26	3,732	3,533
Prologis LP	2.125%	4/15/27	10,844	9,781
Prologis LP	3.375%	12/15/27	6,975	6,501
Prologis LP	4.875%	6/15/28	6,100	6,052
Prologis LP	3.875%	9/15/28	6,393	6,050
Prologis LP	4.000%	9/15/28	4,618	4,432
Prologis LP	4.375%	2/1/29	7,125	6,841
Prologis LP	2.875%	11/15/29	2,654	2,329
Prologis LP	2.250%	4/15/30	23,651	20,097
Prologis LP	1.750%	7/1/30	7,241	5,825
Prologis LP	1.250%	10/15/30	6,467	5,019
Prologis LP	1.750%	2/1/31	2,869	2,289
Prologis LP	1.625%	3/15/31	12,651	10,000
Prologis LP	2.250%	1/15/32	4,750	3,839
Prologis LP	4.750%	6/15/33	3,646	3,563
Prologis LP	4.375%	9/15/48	5,219	4,462
Prologis LP	3.050%	3/1/50	7,215	4,978
Prologis LP	3.000%	4/15/50	11,623	7,907

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	2.125%	10/15/50	8,006	4,500
Prologis LP	5.250%	6/15/53	7,790	7,646
Public Storage	0.875%	2/15/26	3,020	2,708
Public Storage	1.500%	11/9/26	6,236	5,587
Public Storage	3.094%	9/15/27	6,489	6,053
Public Storage	3.385%	5/1/29	10,468	9,671
Rayonier LP	2.750%	5/17/31	2,200	1,772
Realty Income Corp.	3.875%	7/15/24	4,603	4,502
Realty Income Corp.	3.875%	4/15/25	10,653	10,317
Realty Income Corp.	4.625%	11/1/25	10,923	10,751
Realty Income Corp.	0.750%	3/15/26	6,415	5,640
Realty Income Corp.	4.875%	6/1/26	6,472	6,406
Realty Income Corp.	4.125%	10/15/26	15,072	14,451
Realty Income Corp.	3.000%	1/15/27	8,575	7,922
Realty Income Corp.	3.950%	8/15/27	13,886	13,200
Realty Income Corp.	3.400%	1/15/28	5,598	5,163
Realty Income Corp.	3.650%	1/15/28	10,308	9,623
Realty Income Corp.	2.200%	6/15/28	3,290	2,846
Realty Income Corp.	3.250%	6/15/29	9,915	8,865
Realty Income Corp.	3.100%	12/15/29	16,526	14,483
Realty Income Corp.	3.250%	1/15/31	20,825	18,210
Realty Income Corp.	5.625%	10/13/32	3,015	3,057
Realty Income Corp.	2.850%	12/15/32	7,315	5,963
Realty Income Corp.	1.800%	3/15/33	7,105	5,174
Realty Income Corp.	4.650%	3/15/47	11,412	10,215
Regency Centers LP	3.600%	2/1/27	4,025	3,789
Regency Centers LP	4.125%	3/15/28	3,450	3,222
Regency Centers LP	2.950%	9/15/29	8,940	7,667
Regency Centers LP	3.700%	6/15/30	8,510	7,619
Regency Centers LP	4.400%	2/1/47	5,750	4,629
Regency Centers LP	4.650%	3/15/49	3,910	3,279
Rexford Industrial Realty LP	5.000%	6/15/28	2,925	2,848
Rexford Industrial Realty LP	2.125%	12/1/30	5,205	4,115
Rexford Industrial Realty LP	2.150%	9/1/31	3,407	2,656
Sabra Health Care LP	5.125%	8/15/26	11,160	10,536
Sabra Health Care LP	3.900%	10/15/29	11,270	9,217
Safehold GL Holdings LLC	2.800%	6/15/31	2,550	1,982
Safehold GL Holdings LLC	2.850%	1/15/32	8,665	6,647
Simon Property Group LP	2.000%	9/13/24	8,192	7,811
Simon Property Group LP	3.375%	10/1/24	5,537	5,374
Simon Property Group LP	3.500%	9/1/25	18,132	17,384
Simon Property Group LP	3.300%	1/15/26	2,794	2,660
Simon Property Group LP	3.250%	11/30/26	6,367	5,968
Simon Property Group LP	1.375%	1/15/27	3,355	2,941
Simon Property Group LP	3.375%	6/15/27	13,513	12,561
Simon Property Group LP	3.375%	12/1/27	14,605	13,520
Simon Property Group LP	1.750%	2/1/28	14,263	12,224
Simon Property Group LP	2.450%	9/13/29	32,012	27,022
Simon Property Group LP	2.650%	7/15/30	7,972	6,784
Simon Property Group LP	2.200%	2/1/31	10,872	8,730
Simon Property Group LP	2.250%	1/15/32	7,915	6,186
Simon Property Group LP	2.650%	2/1/32	7,419	6,033
Simon Property Group LP	6.750%	2/1/40	12,263	13,340
Simon Property Group LP	4.750%	3/15/42	1,971	1,723
Simon Property Group LP	4.250%	10/1/44	1,694	1,355
Simon Property Group LP	4.250%	11/30/46	8,250	6,529
Simon Property Group LP	3.250%	9/13/49	12,071	8,105
Simon Property Group LP	3.800%	7/15/50	10,927	8,084
SITE Centers Corp.	3.900%	8/15/24	1,000	960
SITE Centers Corp.	3.625%	2/1/25	7,519	7,077
SITE Centers Corp.	4.250%	2/1/26	2,940	2,763
SITE Centers Corp.	4.700%	6/1/27	9,440	8,690
Spirit Realty LP	4.450%	9/15/26	5,376	5,079
Spirit Realty LP	3.200%	1/15/27	3,979	3,583
Spirit Realty LP	4.000%	7/15/29	6,883	6,096
Spirit Realty LP	3.400%	1/15/30	6,410	5,466
Spirit Realty LP	3.200%	2/15/31	4,835	3,954
Spirit Realty LP	2.700%	2/15/32	4,655	3,556
STORE Capital Corp.	4.500%	3/15/28	5,905	5,171
STORE Capital Corp.	4.625%	3/15/29	4,685	3,945
STORE Capital Corp.	2.750%	11/18/30	2,909	2,098
Sun Communities Operating LP	2.300%	11/1/28	2,000	1,684
Sun Communities Operating LP	4.200%	4/15/32	14,720	12,869
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tanger Properties LP	3.125%	9/1/26	6,100	5,412
	Tanger Properties LP	3.875%	7/15/27	3,450	3,105
	Tanger Properties LP	2.750%	9/1/31	5,165	3,743
[3]	UDR Inc.	2.950%	9/1/26	8,930	8,167
[3]	UDR Inc.	3.500%	7/1/27	3,300	3,086
[3]	UDR Inc.	3.500%	1/15/28	6,670	6,072
[3]	UDR Inc.	3.200%	1/15/30	2,600	2,302
	UDR Inc.	3.000%	8/15/31	6,433	5,466
[3]	UDR Inc.	2.100%	8/1/32	1,875	1,426
[3]	UDR Inc.	1.900%	3/15/33	9,653	7,137
[3]	UDR Inc.	2.100%	6/15/33	3,950	2,923
	UDR Inc.	3.100%	11/1/34	4,905	3,915
	Ventas Realty LP	2.650%	1/15/25	9,415	8,867
	Ventas Realty LP	3.500%	2/1/25	2,172	2,080
	Ventas Realty LP	4.125%	1/15/26	3,273	3,129
	Ventas Realty LP	3.250%	10/15/26	2,565	2,351
	Ventas Realty LP	3.850%	4/1/27	5,937	5,556
	Ventas Realty LP	4.000%	3/1/28	14,958	13,896
	Ventas Realty LP	4.400%	1/15/29	8,289	7,741
	Ventas Realty LP	3.000%	1/15/30	7,880	6,747
	Ventas Realty LP	4.750%	11/15/30	6,949	6,584
	Ventas Realty LP	5.700%	9/30/43	4,169	3,904
	Ventas Realty LP	4.375%	2/1/45	4,180	3,358
	Ventas Realty LP	4.875%	4/15/49	6,882	5,869
	VICI Properties LP	4.375%	5/15/25	6,370	6,162
	VICI Properties LP	4.750%	2/15/28	15,930	15,093
	VICI Properties LP	4.950%	2/15/30	12,050	11,300
	VICI Properties LP	5.125%	5/15/32	19,647	18,366
	VICI Properties LP	5.625%	5/15/52	10,165	9,199
	Vornado Realty LP	3.500%	1/15/25	5,227	4,922
	Vornado Realty LP	3.400%	6/1/31	2,517	1,815
	Welltower OP LLC	3.625%	3/15/24	16,693	16,392
	Welltower OP LLC	4.000%	6/1/25	15,821	15,290
	Welltower OP LLC	4.250%	4/1/26	23,380	22,611
	Welltower OP LLC	2.700%	2/15/27	18,527	16,830
	Welltower OP LLC	4.250%	4/15/28	3,967	3,738
	Welltower OP LLC	4.125%	3/15/29	18,024	16,718
	Welltower OP LLC	3.100%	1/15/30	13,487	11,736
	Welltower OP LLC	2.750%	1/15/31	17,030	14,042
	Welltower OP LLC	3.850%	6/15/32	3,342	2,952
	Welltower OP LLC	6.500%	3/15/41	6,057	6,241
	Welltower OP LLC	5.125%	3/15/43	1,260	1,079
	Welltower OP LLC	4.950%	9/1/48	3,557	3,178
	Weyerhaeuser Co.	4.750%	5/15/26	4,054	3,982
	Weyerhaeuser Co.	4.000%	11/15/29	11,166	10,323
	Weyerhaeuser Co.	4.000%	4/15/30	11,259	10,363
	Weyerhaeuser Co.	7.375%	3/15/32	4,990	5,561
	Weyerhaeuser Co.	3.375%	3/9/33	1,300	1,118
	Weyerhaeuser Co.	4.000%	3/9/52	4,197	3,350
	WP Carey Inc.	4.000%	2/1/25	2,430	2,359
	WP Carey Inc.	4.250%	10/1/26	5,037	4,829
	WP Carey Inc.	3.850%	7/15/29	5,361	4,856
	WP Carey Inc.	2.250%	4/1/33	15,260	11,493
					2,995,141
Technology (2.4%)
	Adobe Inc.	1.900%	2/1/25	3,285	3,120
	Adobe Inc.	3.250%	2/1/25	16,880	16,388
	Adobe Inc.	2.150%	2/1/27	13,845	12,728
	Adobe Inc.	2.300%	2/1/30	15,666	13,745
	Advanced Micro Devices Inc.	4.393%	6/1/52	300	273
	Amdocs Ltd.	2.538%	6/15/30	9,000	7,527
	Analog Devices Inc.	2.950%	4/1/25	4,852	4,664
	Analog Devices Inc.	3.500%	12/5/26	13,676	13,174
[7]	Analog Devices Inc.	3.450%	6/15/27	6,038	5,719
	Analog Devices Inc.	1.700%	10/1/28	11,235	9,653
	Analog Devices Inc.	2.100%	10/1/31	14,399	11,919
	Analog Devices Inc.	2.800%	10/1/41	22,376	16,629
	Analog Devices Inc.	2.950%	10/1/51	12,563	8,893
	Apple Inc.	1.800%	9/11/24	9,452	9,096
	Apple Inc.	2.750%	1/13/25	19,364	18,678
	Apple Inc.	2.500%	2/9/25	26,439	25,384
	Apple Inc.	1.125%	5/11/25	44,963	41,894
	Apple Inc.	3.200%	5/13/25	31,087	30,086

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	0.550%	8/20/25	15,667	14,307
	Apple Inc.	0.700%	2/8/26	19,399	17,491
	Apple Inc.	3.250%	2/23/26	26,251	25,287
	Apple Inc.	2.450%	8/4/26	41,244	38,641
	Apple Inc.	2.050%	9/11/26	18,002	16,584
	Apple Inc.	3.350%	2/9/27	39,933	38,314
	Apple Inc.	3.200%	5/11/27	51,060	48,744
	Apple Inc.	3.000%	6/20/27	4,872	4,617
	Apple Inc.	2.900%	9/12/27	39,596	37,177
	Apple Inc.	3.000%	11/13/27	17,136	16,150
	Apple Inc.	1.200%	2/8/28	56,184	48,638
	Apple Inc.	4.000%	5/10/28	31,040	30,513
	Apple Inc.	1.400%	8/5/28	30,894	26,670
	Apple Inc.	2.200%	9/11/29	28,675	25,170
	Apple Inc.	4.150%	5/10/30	6,382	6,282
	Apple Inc.	1.650%	5/11/30	24,125	20,318
	Apple Inc.	1.250%	8/20/30	22,441	18,228
	Apple Inc.	1.650%	2/8/31	42,538	35,263
	Apple Inc.	1.700%	8/5/31	13,007	10,714
	Apple Inc.	4.300%	5/10/33	12,764	12,700
	Apple Inc.	4.500%	2/23/36	17,212	17,521
	Apple Inc.	2.375%	2/8/41	17,438	12,864
	Apple Inc.	3.850%	5/4/43	31,305	27,901
	Apple Inc.	4.450%	5/6/44	3,699	3,605
	Apple Inc.	3.450%	2/9/45	26,796	22,548
	Apple Inc.	4.375%	5/13/45	26,530	25,170
	Apple Inc.	4.650%	2/23/46	47,302	46,588
	Apple Inc.	3.850%	8/4/46	31,679	27,838
	Apple Inc.	3.750%	9/12/47	17,889	15,448
	Apple Inc.	3.750%	11/13/47	15,940	13,796
	Apple Inc.	2.950%	9/11/49	17,696	13,170
	Apple Inc.	2.650%	5/11/50	49,852	34,714
	Apple Inc.	2.400%	8/20/50	28,984	19,348
	Apple Inc.	2.650%	2/8/51	34,549	23,857
	Apple Inc.	2.700%	8/5/51	21,787	15,169
	Apple Inc.	3.950%	8/8/52	10,460	9,214
	Apple Inc.	4.850%	5/10/53	16,085	16,479
	Apple Inc.	2.550%	8/20/60	11,685	7,700
	Apple Inc.	2.800%	2/8/61	31,360	21,185
	Apple Inc.	2.850%	8/5/61	19,050	12,962
	Applied Materials Inc.	3.900%	10/1/25	15,205	14,858
	Applied Materials Inc.	3.300%	4/1/27	15,416	14,714
	Applied Materials Inc.	1.750%	6/1/30	11,535	9,636
	Applied Materials Inc.	5.100%	10/1/35	11,573	11,760
	Applied Materials Inc.	5.850%	6/15/41	9,176	10,074
	Applied Materials Inc.	4.350%	4/1/47	6,019	5,633
	Applied Materials Inc.	2.750%	6/1/50	10,445	7,379
	Arrow Electronics Inc.	3.250%	9/8/24	8,654	8,356
	Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,439
	Arrow Electronics Inc.	3.875%	1/12/28	7,270	6,731
	Arrow Electronics Inc.	2.950%	2/15/32	5,115	4,220
	Autodesk Inc.	4.375%	6/15/25	3,538	3,461
	Autodesk Inc.	3.500%	6/15/27	10,165	9,626
	Autodesk Inc.	2.850%	1/15/30	6,675	5,840
	Autodesk Inc.	2.400%	12/15/31	14,325	11,750
	Automatic Data Processing Inc.	3.375%	9/15/25	21,365	20,645
	Automatic Data Processing Inc.	1.700%	5/15/28	15,255	13,399
	Automatic Data Processing Inc.	1.250%	9/1/30	15,980	12,955
	Avnet Inc.	4.625%	4/15/26	7,439	7,208
	Avnet Inc.	6.250%	3/15/28	6,290	6,357
	Avnet Inc.	3.000%	5/15/31	3,937	3,149
	Block Financial LLC	5.250%	10/1/25	12,365	12,163
	Block Financial LLC	2.500%	7/15/28	5,871	5,001
	Block Financial LLC	3.875%	8/15/30	8,975	7,919
	Broadcom Corp.	3.875%	1/15/27	51,892	49,495
	Broadcom Corp.	3.500%	1/15/28	5,165	4,771
	Broadcom Inc.	2.250%	11/15/23	12,000	11,825
	Broadcom Inc.	3.150%	11/15/25	20,944	19,903
	Broadcom Inc.	3.459%	9/15/26	27,280	25,800
[7]	Broadcom Inc.	1.950%	2/15/28	9,645	8,346
	Broadcom Inc.	4.110%	9/15/28	22,849	21,618
[7]	Broadcom Inc.	4.000%	4/15/29	2,425	2,243
	Broadcom Inc.	4.750%	4/15/29	25,753	24,934
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.000%	4/15/30	26,752	26,238
	Broadcom Inc.	4.150%	11/15/30	34,789	31,970
[7]	Broadcom Inc.	2.450%	2/15/31	33,320	27,065
	Broadcom Inc.	4.300%	11/15/32	26,110	23,924
[7]	Broadcom Inc.	2.600%	2/15/33	14,899	11,614
[7]	Broadcom Inc.	3.419%	4/15/33	57,707	48,311
[7]	Broadcom Inc.	3.469%	4/15/34	39,645	32,494
[7]	Broadcom Inc.	3.137%	11/15/35	40,680	31,180
[7]	Broadcom Inc.	3.187%	11/15/36	29,309	22,148
[7]	Broadcom Inc.	4.926%	5/15/37	34,192	30,872
[7]	Broadcom Inc.	3.500%	2/15/41	41,437	31,018
[7]	Broadcom Inc.	3.750%	2/15/51	17,135	12,651
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	7,021
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,556	8,183
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	12,754	10,454
	Cadence Design Systems Inc.	4.375%	10/15/24	4,514	4,439
	CDW LLC	5.500%	12/1/24	4,519	4,488
	CDW LLC	4.125%	5/1/25	5,073	4,905
	CDW LLC	4.250%	4/1/28	7,882	7,250
	CDW LLC	3.250%	2/15/29	11,965	10,328
	CGI Inc.	1.450%	9/14/26	8,000	7,068
	CGI Inc.	2.300%	9/14/31	5,500	4,289
	Cintas Corp. No. 2	3.700%	4/1/27	19,994	19,266
	Cisco Systems Inc.	3.500%	6/15/25	6,458	6,269
	Cisco Systems Inc.	2.950%	2/28/26	7,090	6,806
	Cisco Systems Inc.	2.500%	9/20/26	7,856	7,361
	Cisco Systems Inc.	5.900%	2/15/39	24,459	27,067
	Cisco Systems Inc.	5.500%	1/15/40	23,989	25,475
	Corning Inc.	4.700%	3/15/37	3,761	3,488
	Corning Inc.	5.750%	8/15/40	11,059	11,224
	Corning Inc.	4.750%	3/15/42	6,515	5,969
	Corning Inc.	5.350%	11/15/48	5,876	5,698
	Corning Inc.	3.900%	11/15/49	1,950	1,470
	Corning Inc.	4.375%	11/15/57	5,477	4,453
	Corning Inc.	5.850%	11/15/68	5,890	5,639
	Corning Inc.	5.450%	11/15/79	14,146	12,851
	Dell Inc.	7.100%	4/15/28	1,595	1,716
	Dell Inc.	6.500%	4/15/38	5,828	6,025
	Dell International LLC	4.000%	7/15/24	15,845	15,580
	Dell International LLC	5.850%	7/15/25	16,708	16,768
	Dell International LLC	6.020%	6/15/26	63,151	64,057
	Dell International LLC	4.900%	10/1/26	26,486	26,302
	Dell International LLC	6.100%	7/15/27	9,689	9,982
	Dell International LLC	5.250%	2/1/28	12,695	12,670
	Dell International LLC	5.300%	10/1/29	23,821	23,633
	Dell International LLC	6.200%	7/15/30	14,730	15,316
	Dell International LLC	5.750%	2/1/33	13,110	13,242
	Dell International LLC	8.100%	7/15/36	14,462	16,800
[7]	Dell International LLC	3.375%	12/15/41	15,245	10,752
	Dell International LLC	8.350%	7/15/46	7,663	9,382
[7]	Dell International LLC	3.450%	12/15/51	19,030	12,704
	DXC Technology Co.	1.800%	9/15/26	12,115	10,529
	DXC Technology Co.	2.375%	9/15/28	10,408	8,684
	Equifax Inc.	2.600%	12/1/24	5,836	5,562
	Equifax Inc.	2.600%	12/15/25	6,391	5,948
	Equifax Inc.	5.100%	12/15/27	739	731
	Equifax Inc.	5.100%	6/1/28	20,365	20,094
	Equifax Inc.	3.100%	5/15/30	10,122	8,751
	Equifax Inc.	2.350%	9/15/31	16,067	12,835
	Fidelity National Information Services Inc.	1.150%	3/1/26	17,457	15,582
	Fidelity National Information Services Inc.	1.650%	3/1/28	9,460	7,997
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,034
	Fidelity National Information Services Inc.	2.250%	3/1/31	18,375	14,698
	Fidelity National Information Services Inc.	3.100%	3/1/41	13,691	9,431
	Fidelity National Information Services Inc.	4.500%	8/15/46	3,018	2,421

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	2.750%	7/1/24	34,144	33,131
Fiserv Inc.	3.850%	6/1/25	11,555	11,209
Fiserv Inc.	3.200%	7/1/26	25,971	24,369
Fiserv Inc.	2.250%	6/1/27	13,030	11,711
Fiserv Inc.	4.200%	10/1/28	13,610	13,041
Fiserv Inc.	3.500%	7/1/29	41,041	37,558
Fiserv Inc.	2.650%	6/1/30	14,364	12,236
Fiserv Inc.	4.400%	7/1/49	30,206	25,410
Flex Ltd.	3.750%	2/1/26	7,521	7,159
Flex Ltd.	4.875%	6/15/29	7,905	7,570
Flex Ltd.	4.875%	5/12/30	3,906	3,781
Fortinet Inc.	1.000%	3/15/26	6,650	5,932
Fortinet Inc.	2.200%	3/15/31	6,575	5,332
Global Payments Inc.	1.500%	11/15/24	6,765	6,359
Global Payments Inc.	2.650%	2/15/25	21,855	20,738
Global Payments Inc.	1.200%	3/1/26	6,032	5,361
Global Payments Inc.	4.800%	4/1/26	10,685	10,447
Global Payments Inc.	2.150%	1/15/27	11,442	10,172
Global Payments Inc.	4.950%	8/15/27	2,142	2,087
Global Payments Inc.	4.450%	6/1/28	7,505	7,044
Global Payments Inc.	3.200%	8/15/29	20,937	18,200
Global Payments Inc.	2.900%	5/15/30	10,412	8,824
Global Payments Inc.	2.900%	11/15/31	11,305	9,212
Global Payments Inc.	5.400%	8/15/32	6,995	6,817
Global Payments Inc.	4.150%	8/15/49	14,646	10,946
Global Payments Inc.	5.950%	8/15/52	17,605	16,871
GXO Logistics Inc.	1.650%	7/15/26	7,329	6,388
GXO Logistics Inc.	2.650%	7/15/31	8,750	6,825
Harman International Industries Inc.	4.150%	5/15/25	5,936	5,749
Hewlett Packard Enterprise Co.	5.900%	10/1/24	5,000	4,994
Hewlett Packard Enterprise Co.	4.900%	10/15/25	31,710	31,279
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,680	4,264
Hewlett Packard Enterprise Co.	5.250%	7/1/28	15,000	14,857
Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,492	12,035
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,044	22,950
HP Inc.	2.200%	6/17/25	23,174	21,794
HP Inc.	1.450%	6/17/26	24,495	21,986
HP Inc.	3.000%	6/17/27	19,996	18,443
HP Inc.	4.750%	1/15/28	9,670	9,435
HP Inc.	4.000%	4/15/29	13,440	12,542
HP Inc.	3.400%	6/17/30	9,401	8,254
HP Inc.	2.650%	6/17/31	15,504	12,495
HP Inc.	4.200%	4/15/32	13,975	12,533
HP Inc.	5.500%	1/15/33	14,602	14,343
HP Inc.	6.000%	9/15/41	18,699	18,877
Hubbell Inc.	3.350%	3/1/26	5,160	4,911
Hubbell Inc.	3.150%	8/15/27	3,200	2,959
Hubbell Inc.	3.500%	2/15/28	12,120	11,354
Hubbell Inc.	2.300%	3/15/31	3,650	3,008
Intel Corp.	3.400%	3/25/25	21,100	20,459
Intel Corp.	3.700%	7/29/25	32,645	31,716
Intel Corp.	2.600%	5/19/26	21,022	19,781
Intel Corp.	3.750%	3/25/27	11,707	11,262
Intel Corp.	3.750%	8/5/27	9,708	9,287
Intel Corp.	4.875%	2/10/28	22,797	22,716
Intel Corp.	1.600%	8/12/28	14,027	12,084
Intel Corp.	2.450%	11/15/29	31,069	26,930
Intel Corp.	5.125%	2/10/30	10,805	10,873
Intel Corp.	3.900%	3/25/30	21,708	20,461
Intel Corp.	2.000%	8/12/31	16,882	13,766
Intel Corp.	4.150%	8/5/32	13,015	12,407
Intel Corp.	4.000%	12/15/32	12,817	12,038
Intel Corp.	5.200%	2/10/33	35,431	35,761
Intel Corp.	4.600%	3/25/40	5,981	5,588
Intel Corp.	2.800%	8/12/41	10,415	7,427
Intel Corp.	4.800%	10/1/41	13,272	12,363
Intel Corp.	4.250%	12/15/42	8,251	7,176
Intel Corp.	4.900%	7/29/45	4,173	4,098
Intel Corp.	4.100%	5/19/46	17,252	14,514
Intel Corp.	3.734%	12/8/47	35,298	27,449
Intel Corp.	3.250%	11/15/49	24,161	16,994
Intel Corp.	4.750%	3/25/50	31,140	28,158
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.050%	8/12/51	22,568	15,129
Intel Corp.	4.900%	8/5/52	21,270	19,613
Intel Corp.	5.700%	2/10/53	43,231	44,037
Intel Corp.	3.100%	2/15/60	13,270	8,493
Intel Corp.	3.200%	8/12/61	10,731	6,976
Intel Corp.	5.050%	8/5/62	23,380	21,544
Intel Corp.	5.900%	2/10/63	16,575	17,094
International Business Machines Corp.	7.000%	10/30/25	7,028	7,315
International Business Machines Corp.	4.500%	2/6/26	15,890	15,669
International Business Machines Corp.	3.450%	2/19/26	18,367	17,598
International Business Machines Corp.	3.300%	5/15/26	49,075	46,775
International Business Machines Corp.	3.300%	1/27/27	2,064	1,952
International Business Machines Corp.	1.700%	5/15/27	10,940	9,700
International Business Machines Corp.	6.220%	8/1/27	5,550	5,811
International Business Machines Corp.	6.500%	1/15/28	1,725	1,830
International Business Machines Corp.	4.500%	2/6/28	17,770	17,424
International Business Machines Corp.	3.500%	5/15/29	34,032	31,433
International Business Machines Corp.	1.950%	5/15/30	24,115	19,987
International Business Machines Corp.	5.875%	11/29/32	2,854	3,050
International Business Machines Corp.	4.750%	2/6/33	14,860	14,579
International Business Machines Corp.	4.150%	5/15/39	30,096	26,394
International Business Machines Corp.	5.600%	11/30/39	3,210	3,295
International Business Machines Corp.	2.850%	5/15/40	9,464	6,939
International Business Machines Corp.	4.000%	6/20/42	15,008	12,674
International Business Machines Corp.	4.250%	5/15/49	36,641	31,228
International Business Machines Corp.	2.950%	5/15/50	8,065	5,407
International Business Machines Corp.	3.430%	2/9/52	10,525	7,645
International Business Machines Corp.	4.900%	7/27/52	10,835	10,106
International Business Machines Corp.	5.100%	2/6/53	25,765	24,798
Intuit Inc.	0.950%	7/15/25	8,300	7,586
Intuit Inc.	1.350%	7/15/27	7,829	6,863
Intuit Inc.	1.650%	7/15/30	10,348	8,404
Jabil Inc.	1.700%	4/15/26	6,775	6,060
Jabil Inc.	3.950%	1/12/28	9,535	8,907
Jabil Inc.	3.600%	1/15/30	7,595	6,799
Jabil Inc.	3.000%	1/15/31	9,509	8,069
Juniper Networks Inc.	1.200%	12/10/25	3,857	3,452
Juniper Networks Inc.	3.750%	8/15/29	9,898	8,931
Juniper Networks Inc.	2.000%	12/10/30	6,150	4,775
Juniper Networks Inc.	5.950%	3/15/41	8,525	8,303
KLA Corp.	4.650%	11/1/24	4,996	4,926
KLA Corp.	4.100%	3/15/29	15,411	14,832
KLA Corp.	4.650%	7/15/32	6,515	6,492
KLA Corp.	5.000%	3/15/49	7,235	7,012
KLA Corp.	3.300%	3/1/50	13,244	9,972
KLA Corp.	4.950%	7/15/52	16,083	15,832
KLA Corp.	5.250%	7/15/62	22,973	23,292
Kyndryl Holdings Inc.	2.050%	10/15/26	5,960	5,176
Kyndryl Holdings Inc.	2.700%	10/15/28	7,038	5,728
Kyndryl Holdings Inc.	3.150%	10/15/31	7,955	5,965
Kyndryl Holdings Inc.	4.100%	10/15/41	6,310	4,231
Lam Research Corp.	3.800%	3/15/25	6,154	6,014
Lam Research Corp.	3.750%	3/15/26	15,358	14,906

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lam Research Corp.	4.000%	3/15/29	10,235	9,881
	Lam Research Corp.	1.900%	6/15/30	14,702	12,238
	Lam Research Corp.	4.875%	3/15/49	13,756	13,341
	Lam Research Corp.	2.875%	6/15/50	10,075	7,033
	Lam Research Corp.	3.125%	6/15/60	5,528	3,748
	Legrand France SA	8.500%	2/15/25	5,595	5,855
	Leidos Inc.	3.625%	5/15/25	6,500	6,233
	Leidos Inc.	4.375%	5/15/30	11,300	10,410
	Leidos Inc.	2.300%	2/15/31	14,150	11,155
	Marvell Technology Inc.	2.450%	4/15/28	8,241	7,195
[3]	Marvell Technology Inc.	4.875%	6/22/28	14,317	13,904
	Marvell Technology Inc.	2.950%	4/15/31	4,962	4,156
	Microchip Technology Inc.	4.250%	9/1/25	13,540	13,121
	Micron Technology Inc.	4.975%	2/6/26	4,994	4,918
	Micron Technology Inc.	4.185%	2/15/27	22,413	21,484
	Micron Technology Inc.	5.375%	4/15/28	10,000	9,907
	Micron Technology Inc.	5.327%	2/6/29	5,753	5,669
	Micron Technology Inc.	6.750%	11/1/29	5,963	6,198
	Micron Technology Inc.	4.663%	2/15/30	9,505	8,965
	Micron Technology Inc.	2.703%	4/15/32	10,285	8,122
	Micron Technology Inc.	5.875%	2/9/33	8,314	8,286
	Micron Technology Inc.	5.875%	9/15/33	10,600	10,507
	Micron Technology Inc.	3.366%	11/1/41	5,310	3,704
	Micron Technology Inc.	3.477%	11/1/51	7,295	4,861
	Microsoft Corp.	2.700%	2/12/25	14,688	14,173
	Microsoft Corp.	3.125%	11/3/25	46,829	45,068
	Microsoft Corp.	2.400%	8/8/26	59,832	56,152
	Microsoft Corp.	3.300%	2/6/27	55,344	53,238
	Microsoft Corp.	3.500%	2/12/35	21,457	20,079
	Microsoft Corp.	4.200%	11/3/35	4,898	4,850
	Microsoft Corp.	3.450%	8/8/36	37,500	34,190
	Microsoft Corp.	4.100%	2/6/37	19,497	18,933
	Microsoft Corp.	5.300%	2/8/41	2,470	2,709
	Microsoft Corp.	3.750%	2/12/45	1,720	1,546
	Microsoft Corp.	3.700%	8/8/46	56,236	49,211
	Microsoft Corp.	2.525%	6/1/50	97,600	67,519
	Microsoft Corp.	2.921%	3/17/52	97,837	72,710
	Microsoft Corp.	3.950%	8/8/56	918	827
	Microsoft Corp.	2.675%	6/1/60	48,510	32,491
	Microsoft Corp.	3.041%	3/17/62	47,275	34,511
	Moody's Corp.	4.875%	2/15/24	3	2
	Moody's Corp.	3.750%	3/24/25	5,473	5,323
	Moody's Corp.	3.250%	1/15/28	7,447	6,945
	Moody's Corp.	4.250%	2/1/29	6,314	6,084
	Moody's Corp.	2.000%	8/19/31	8,565	6,897
	Moody's Corp.	2.750%	8/19/41	8,430	5,914
	Moody's Corp.	5.250%	7/15/44	8,486	8,306
	Moody's Corp.	4.875%	12/17/48	3,284	3,081
	Moody's Corp.	3.250%	5/20/50	5,700	4,040
	Moody's Corp.	3.750%	2/25/52	6,720	5,309
	Moody's Corp.	3.100%	11/29/61	6,120	4,021
	Motorola Solutions Inc.	4.000%	9/1/24	1,041	1,016
	Motorola Solutions Inc.	4.600%	2/23/28	12,315	11,937
	Motorola Solutions Inc.	4.600%	5/23/29	3,696	3,576
	Motorola Solutions Inc.	2.300%	11/15/30	7,124	5,763
	Motorola Solutions Inc.	2.750%	5/24/31	8,875	7,277
	Motorola Solutions Inc.	5.500%	9/1/44	6,825	6,485
	NetApp Inc.	3.300%	9/29/24	6,853	6,633
	NetApp Inc.	1.875%	6/22/25	6,640	6,172
	NetApp Inc.	2.375%	6/22/27	6,767	6,138
	NetApp Inc.	2.700%	6/22/30	22,850	19,233
	Nokia OYJ	6.625%	5/15/39	6,760	6,489
	NVIDIA Corp.	3.200%	9/16/26	23,182	22,328
	NVIDIA Corp.	1.550%	6/15/28	16,899	14,757
	NVIDIA Corp.	2.850%	4/1/30	17,689	16,043
	NVIDIA Corp.	2.000%	6/15/31	17,015	14,262
	NVIDIA Corp.	3.500%	4/1/40	15,838	13,564
	NVIDIA Corp.	3.500%	4/1/50	26,590	21,599
	NVIDIA Corp.	3.700%	4/1/60	7,848	6,461
	NXP BV	2.700%	5/1/25	7,164	6,792
	NXP BV	5.350%	3/1/26	7,536	7,491
	NXP BV	3.875%	6/18/26	7,388	7,101
	NXP BV	3.150%	5/1/27	9,008	8,293
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	5.550%	12/1/28	9,046	9,117
	NXP BV	4.300%	6/18/29	22,333	21,035
	NXP BV	3.400%	5/1/30	18,972	16,804
	NXP BV	2.500%	5/11/31	23,939	19,512
	NXP BV	2.650%	2/15/32	20,691	16,729
	NXP BV	5.000%	1/15/33	7,545	7,253
	NXP BV	3.250%	5/11/41	12,997	9,444
	NXP BV	3.125%	2/15/42	5,590	3,914
	NXP BV	3.250%	11/30/51	6,384	4,273
	Oracle Corp.	3.400%	7/8/24	27,037	26,447
	Oracle Corp.	2.950%	11/15/24	34,558	33,368
	Oracle Corp.	2.500%	4/1/25	71,956	68,297
	Oracle Corp.	2.950%	5/15/25	22,353	21,330
	Oracle Corp.	1.650%	3/25/26	37,942	34,455
	Oracle Corp.	2.650%	7/15/26	63,357	58,664
	Oracle Corp.	2.800%	4/1/27	42,710	39,296
	Oracle Corp.	3.250%	11/15/27	9,225	8,560
	Oracle Corp.	2.300%	3/25/28	28,535	25,174
	Oracle Corp.	4.500%	5/6/28	3,749	3,648
	Oracle Corp.	6.150%	11/9/29	7,260	7,563
	Oracle Corp.	2.950%	4/1/30	40,357	35,230
	Oracle Corp.	4.650%	5/6/30	9,565	9,251
	Oracle Corp.	3.250%	5/15/30	3,696	3,295
	Oracle Corp.	2.875%	3/25/31	45,148	38,478
	Oracle Corp.	6.250%	11/9/32	4,915	5,215
	Oracle Corp.	4.900%	2/6/33	19,590	19,018
	Oracle Corp.	4.300%	7/8/34	23,486	21,331
	Oracle Corp.	3.900%	5/15/35	12,281	10,587
	Oracle Corp.	3.850%	7/15/36	25,340	21,188
	Oracle Corp.	3.800%	11/15/37	26,283	21,492
	Oracle Corp.	6.500%	4/15/38	17,077	18,233
	Oracle Corp.	6.125%	7/8/39	11,994	12,347
	Oracle Corp.	3.600%	4/1/40	44,136	34,152
	Oracle Corp.	5.375%	7/15/40	30,382	28,998
	Oracle Corp.	3.650%	3/25/41	30,298	23,337
	Oracle Corp.	4.500%	7/8/44	13,563	11,342
	Oracle Corp.	4.125%	5/15/45	27,332	21,458
	Oracle Corp.	4.000%	7/15/46	43,439	33,392
	Oracle Corp.	4.000%	11/15/47	27,832	21,441
	Oracle Corp.	3.600%	4/1/50	57,750	41,236
	Oracle Corp.	3.950%	3/25/51	45,660	34,476
	Oracle Corp.	6.900%	11/9/52	31,455	35,247
	Oracle Corp.	5.550%	2/6/53	29,630	28,708
	Oracle Corp.	4.375%	5/15/55	10,278	8,262
	Oracle Corp.	3.850%	4/1/60	31,455	22,065
	Oracle Corp.	4.100%	3/25/61	21,174	15,581
	PayPal Holdings Inc.	2.400%	10/1/24	17,062	16,408
	PayPal Holdings Inc.	1.650%	6/1/25	6,800	6,365
	PayPal Holdings Inc.	2.650%	10/1/26	24,360	22,652
	PayPal Holdings Inc.	2.850%	10/1/29	23,235	20,630
	PayPal Holdings Inc.	2.300%	6/1/30	13,985	11,854
	PayPal Holdings Inc.	4.400%	6/1/32	6,825	6,573
	PayPal Holdings Inc.	3.250%	6/1/50	18,498	13,388
	PayPal Holdings Inc.	5.050%	6/1/52	8,022	7,855
	PayPal Holdings Inc.	5.250%	6/1/62	6,783	6,606
[7]	Qorvo Inc.	1.750%	12/15/24	6,437	5,988
	Qorvo Inc.	4.375%	10/15/29	11,312	10,230
	QUALCOMM Inc.	3.450%	5/20/25	16,016	15,541
	QUALCOMM Inc.	3.250%	5/20/27	25,119	23,814
	QUALCOMM Inc.	1.300%	5/20/28	23,202	19,776
	QUALCOMM Inc.	2.150%	5/20/30	7,921	6,807
	QUALCOMM Inc.	1.650%	5/20/32	15,747	12,415
	QUALCOMM Inc.	4.250%	5/20/32	4,555	4,439
	QUALCOMM Inc.	5.400%	5/20/33	9,748	10,260
	QUALCOMM Inc.	4.650%	5/20/35	12,712	12,704
	QUALCOMM Inc.	4.800%	5/20/45	21,049	20,352
	QUALCOMM Inc.	4.300%	5/20/47	18,713	16,943
	QUALCOMM Inc.	3.250%	5/20/50	9,018	6,778
	QUALCOMM Inc.	4.500%	5/20/52	11,655	10,606
	QUALCOMM Inc.	6.000%	5/20/53	12,455	13,927
	Quanta Services Inc.	2.900%	10/1/30	14,190	12,069
	Quanta Services Inc.	3.050%	10/1/41	2,306	1,600
	RELX Capital Inc.	4.000%	3/18/29	4,241	4,056

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
RELX Capital Inc.	3.000%	5/22/30	10,032	8,956
RELX Capital Inc.	4.750%	5/20/32	7,980	7,833
Roper Technologies Inc.	2.350%	9/15/24	3,878	3,720
Roper Technologies Inc.	1.000%	9/15/25	9,268	8,427
Roper Technologies Inc.	3.850%	12/15/25	2,555	2,450
Roper Technologies Inc.	3.800%	12/15/26	12,179	11,654
Roper Technologies Inc.	1.400%	9/15/27	11,269	9,715
Roper Technologies Inc.	4.200%	9/15/28	14,249	13,699
Roper Technologies Inc.	2.950%	9/15/29	14,475	12,808
Roper Technologies Inc.	2.000%	6/30/30	11,300	9,250
Roper Technologies Inc.	1.750%	2/15/31	13,935	11,061
S&P Global Inc.	2.950%	1/22/27	2,745	2,578
S&P Global Inc.	2.450%	3/1/27	8,996	8,304
S&P Global Inc.	4.750%	8/1/28	10,710	10,659
S&P Global Inc.	2.700%	3/1/29	8,280	7,474
S&P Global Inc.	4.250%	5/1/29	12,407	12,103
S&P Global Inc.	2.500%	12/1/29	11,169	9,740
S&P Global Inc.	1.250%	8/15/30	9,884	7,793
S&P Global Inc.	2.900%	3/1/32	20,065	17,407
S&P Global Inc.	3.250%	12/1/49	10,356	7,772
S&P Global Inc.	3.700%	3/1/52	9,894	8,100
S&P Global Inc.	2.300%	8/15/60	12,798	7,412
S&P Global Inc.	3.900%	3/1/62	5,645	4,666
Salesforce Inc.	3.700%	4/11/28	21,775	21,004
Salesforce Inc.	1.500%	7/15/28	14,975	12,896
Salesforce Inc.	1.950%	7/15/31	21,799	17,996
Salesforce Inc.	2.700%	7/15/41	20,423	14,963
Salesforce Inc.	2.900%	7/15/51	29,800	20,975
Salesforce Inc.	3.050%	7/15/61	18,212	12,396
ServiceNow Inc.	1.400%	9/1/30	20,025	15,868
Skyworks Solutions Inc.	1.800%	6/1/26	11,229	10,048
Skyworks Solutions Inc.	3.000%	6/1/31	11,339	9,174
TD SYNNEX Corp.	1.750%	8/9/26	7,328	6,396
TD SYNNEX Corp.	2.375%	8/9/28	9,373	7,705
Teledyne FLIR LLC	2.500%	8/1/30	7,050	5,842
Texas Instruments Inc.	4.700%	11/18/24	5,195	5,180
Texas Instruments Inc.	1.375%	3/12/25	13,268	12,465
Texas Instruments Inc.	1.125%	9/15/26	6,660	5,944
Texas Instruments Inc.	2.900%	11/3/27	12,944	12,082
Texas Instruments Inc.	4.600%	2/15/28	3,945	3,953
Texas Instruments Inc.	2.250%	9/4/29	16,961	14,806
Texas Instruments Inc.	1.750%	5/4/30	10,470	8,794
Texas Instruments Inc.	1.900%	9/15/31	5,290	4,348
Texas Instruments Inc.	4.900%	3/14/33	17,000	17,404
Texas Instruments Inc.	3.875%	3/15/39	10,356	9,287
Texas Instruments Inc.	4.150%	5/15/48	21,931	19,921
Texas Instruments Inc.	2.700%	9/15/51	5,530	3,838
Texas Instruments Inc.	5.000%	3/14/53	8,100	8,221
Texas Instruments Inc.	5.050%	5/18/63	15,317	15,336
TSMC Arizona Corp.	1.750%	10/25/26	17,753	15,801
TSMC Arizona Corp.	3.875%	4/22/27	8,440	8,114
TSMC Arizona Corp.	4.125%	4/22/29	6,400	6,121
TSMC Arizona Corp.	2.500%	10/25/31	17,965	15,045
TSMC Arizona Corp.	4.250%	4/22/32	7,370	7,110
TSMC Arizona Corp.	3.125%	10/25/41	13,516	10,793
TSMC Arizona Corp.	3.250%	10/25/51	14,185	10,904
TSMC Arizona Corp.	4.500%	4/22/52	13,380	12,923
Verisk Analytics Inc.	4.000%	6/15/25	12,641	12,272
Verisk Analytics Inc.	4.125%	3/15/29	10,165	9,703
Verisk Analytics Inc.	5.500%	6/15/45	6,338	6,066
Verisk Analytics Inc.	3.625%	5/15/50	9,035	6,642
VMware Inc.	4.500%	5/15/25	22,299	21,829
VMware Inc.	1.400%	8/15/26	20,593	18,170
VMware Inc.	4.650%	5/15/27	13,947	13,552
VMware Inc.	3.900%	8/21/27	29,105	27,630
VMware Inc.	1.800%	8/15/28	10,659	8,953
VMware Inc.	4.700%	5/15/30	15,049	14,383
VMware Inc.	2.200%	8/15/31	21,649	17,012
Western Digital Corp.	4.750%	2/15/26	30,485	29,050
Western Digital Corp.	2.850%	2/1/29	6,890	5,510
Western Digital Corp.	3.100%	2/1/32	6,815	5,045
Workday Inc.	3.500%	4/1/27	13,686	12,972
Workday Inc.	3.700%	4/1/29	5,214	4,838
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Workday Inc.	3.800%	4/1/32	9,181	8,262
	Xilinx Inc.	2.375%	6/1/30	11,220	9,686
					7,238,075
Utilities (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,611
[3]	AEP Texas Inc.	2.100%	7/1/30	5,735	4,693
	AEP Texas Inc.	3.800%	10/1/47	6,700	5,060
[3]	AEP Texas Inc.	3.450%	1/15/50	6,413	4,623
	AEP Transmission Co. LLC	3.100%	12/1/26	6,351	5,955
	AEP Transmission Co. LLC	4.000%	12/1/46	6,645	5,561
	AEP Transmission Co. LLC	3.750%	12/1/47	7,185	5,724
	AEP Transmission Co. LLC	4.250%	9/15/48	5,305	4,572
	AEP Transmission Co. LLC	3.800%	6/15/49	6,502	5,158
	AEP Transmission Co. LLC	3.150%	9/15/49	5,540	3,931
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	10,220	7,921
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	7,367	4,757
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	7,880	7,061
	AEP Transmission Co. LLC	5.400%	3/15/53	4,505	4,634
	AES Corp.	1.375%	1/15/26	11,714	10,462
	AES Corp.	5.450%	6/1/28	9,000	8,839
	AES Corp.	2.450%	1/15/31	12,708	10,280
	Alabama Power Co.	3.750%	9/1/27	6,950	6,648
[3]	Alabama Power Co.	1.450%	9/15/30	6,402	5,066
	Alabama Power Co.	3.940%	9/1/32	5,516	5,096
	Alabama Power Co.	6.125%	5/15/38	1,672	1,793
	Alabama Power Co.	6.000%	3/1/39	4,042	4,208
	Alabama Power Co.	3.850%	12/1/42	2,925	2,406
	Alabama Power Co.	4.150%	8/15/44	6,851	5,697
	Alabama Power Co.	3.750%	3/1/45	5,317	4,193
	Alabama Power Co.	4.300%	1/2/46	11,717	9,857
[3]	Alabama Power Co.	3.700%	12/1/47	9,355	7,278
[3]	Alabama Power Co.	4.300%	7/15/48	3,975	3,385
	Alabama Power Co.	3.450%	10/1/49	24,966	18,328
	Alabama Power Co.	3.125%	7/15/51	9,335	6,466
	Alabama Power Co.	3.000%	3/15/52	19,175	12,988
	Ameren Corp.	2.500%	9/15/24	1,200	1,151
	Ameren Corp.	3.650%	2/15/26	5,140	4,897
	Ameren Corp.	1.950%	3/15/27	1,700	1,512
	Ameren Corp.	1.750%	3/15/28	6,000	5,150
	Ameren Corp.	3.500%	1/15/31	11,207	10,019
	Ameren Illinois Co.	3.250%	3/1/25	2,458	2,376
	Ameren Illinois Co.	3.800%	5/15/28	7,345	7,002
	Ameren Illinois Co.	1.550%	11/15/30	6,180	4,890
	Ameren Illinois Co.	3.850%	9/1/32	3,100	2,853
	Ameren Illinois Co.	4.150%	3/15/46	5,756	4,827
	Ameren Illinois Co.	3.700%	12/1/47	8,298	6,670
	Ameren Illinois Co.	4.500%	3/15/49	8,342	7,565
	Ameren Illinois Co.	3.250%	3/15/50	7,048	5,139
	Ameren Illinois Co.	2.900%	6/15/51	5,095	3,442
	Ameren Illinois Co.	5.900%	12/1/52	4,145	4,533
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,708
	American Electric Power Co. Inc.	5.750%	11/1/27	6,646	6,794
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,003
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	10,243
	American Electric Power Co. Inc.	2.300%	3/1/30	362	301
	American Electric Power Co. Inc.	5.950%	11/1/32	3,565	3,720
	American Electric Power Co. Inc.	5.625%	3/1/33	29,416	29,957
	American Electric Power Co. Inc.	3.250%	3/1/50	5,732	3,918
	American Electric Power Co. Inc.	3.875%	2/15/62	5,525	4,429
	American Water Capital Corp.	3.400%	3/1/25	8,835	8,548
	American Water Capital Corp.	2.950%	9/1/27	9,170	8,474
	American Water Capital Corp.	3.750%	9/1/28	7,071	6,683
	American Water Capital Corp.	3.450%	6/1/29	16,678	15,479
	American Water Capital Corp.	2.800%	5/1/30	5,729	5,011
	American Water Capital Corp.	2.300%	6/1/31	455	378
	American Water Capital Corp.	6.593%	10/15/37	8,521	9,612
	American Water Capital Corp.	4.300%	12/1/42	170	150
	American Water Capital Corp.	4.300%	9/1/45	8,027	6,853
	American Water Capital Corp.	4.000%	12/1/46	1,585	1,278
	American Water Capital Corp.	3.750%	9/1/47	9,898	7,828
	American Water Capital Corp.	4.200%	9/1/48	9,270	7,822
	American Water Capital Corp.	4.150%	6/1/49	7,210	6,063
	American Water Capital Corp.	3.450%	5/1/50	6,797	5,083

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	3.250%	6/1/51	6,435	4,686
	Appalachian Power Co.	3.400%	6/1/25	5,117	4,899
[3]	Appalachian Power Co.	3.300%	6/1/27	5,963	5,575
[3]	Appalachian Power Co.	2.700%	4/1/31	8,124	6,774
[3]	Appalachian Power Co.	4.500%	8/1/32	6,411	6,025
	Appalachian Power Co.	7.000%	4/1/38	2,385	2,688
	Appalachian Power Co.	4.400%	5/15/44	4,646	3,845
	Appalachian Power Co.	4.450%	6/1/45	9,707	8,020
[3]	Appalachian Power Co.	4.500%	3/1/49	5,411	4,554
[3]	Appalachian Power Co.	3.700%	5/1/50	7,049	5,321
	Arizona Public Service Co.	3.150%	5/15/25	5,795	5,542
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,365
	Arizona Public Service Co.	2.600%	8/15/29	4,704	4,036
	Arizona Public Service Co.	2.200%	12/15/31	1,295	1,012
	Arizona Public Service Co.	6.350%	12/15/32	2,200	2,334
	Arizona Public Service Co.	5.050%	9/1/41	465	424
	Arizona Public Service Co.	4.500%	4/1/42	9,916	8,427
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,085
	Arizona Public Service Co.	3.750%	5/15/46	13,030	9,614
	Arizona Public Service Co.	4.200%	8/15/48	546	428
	Arizona Public Service Co.	4.250%	3/1/49	7,026	5,566
	Arizona Public Service Co.	3.500%	12/1/49	3,905	2,736
	Arizona Public Service Co.	3.350%	5/15/50	3,225	2,222
	Arizona Public Service Co.	2.650%	9/15/50	3,454	2,100
	Atlantic City Electric Co.	2.300%	3/15/31	5,962	4,931
	Atmos Energy Corp.	3.000%	6/15/27	9,840	9,220
	Atmos Energy Corp.	2.625%	9/15/29	5,442	4,792
	Atmos Energy Corp.	1.500%	1/15/31	2,233	1,760
	Atmos Energy Corp.	5.450%	10/15/32	1,705	1,762
	Atmos Energy Corp.	5.500%	6/15/41	10,630	10,603
	Atmos Energy Corp.	4.150%	1/15/43	6,987	6,023
	Atmos Energy Corp.	4.125%	10/15/44	4,016	3,389
	Atmos Energy Corp.	4.300%	10/1/48	3,236	2,808
	Atmos Energy Corp.	3.375%	9/15/49	21,340	15,751
	Atmos Energy Corp.	2.850%	2/15/52	16,410	11,065
	Atmos Energy Corp.	5.750%	10/15/52	4,765	5,067
	Avangrid Inc.	3.150%	12/1/24	9,989	9,596
	Avangrid Inc.	3.200%	4/15/25	1,387	1,320
	Avangrid Inc.	3.800%	6/1/29	12,961	11,852
	Avista Corp.	4.350%	6/1/48	4,935	4,262
	Avista Corp.	4.000%	4/1/52	6,024	4,792
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,531	6,000
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,659	1,797
	Baltimore Gas & Electric Co.	3.500%	8/15/46	6,096	4,595
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	8,814	6,906
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,878	2,440
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,765	4,883
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,425	4,304
	Baltimore Gas & Electric Co.	4.550%	6/1/52	6,135	5,461
	Baltimore Gas & Electric Co.	5.400%	6/1/53	8,950	9,114
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,381	7,135
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,380	4,277
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,135	7,484
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,306	17,718
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,772	6,036
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	10,040	10,475
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,516	5,670
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,082	7,513
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	12,156	10,336
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	10,384	8,016
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	22,052	18,603
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,995	14,554
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	20,032	12,970
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	12,830	10,996
	Black Hills Corp.	1.037%	8/23/24	10,000	9,450
	Black Hills Corp.	3.950%	1/15/26	2,810	2,686
	Black Hills Corp.	3.150%	1/15/27	5,150	4,773
	Black Hills Corp.	5.950%	3/15/28	2,960	2,997
	Black Hills Corp.	3.050%	10/15/29	6,147	5,275
	Black Hills Corp.	4.350%	5/1/33	6,759	6,027
	Black Hills Corp.	4.200%	9/15/46	4,060	3,195
	Black Hills Corp.	3.875%	10/15/49	4,810	3,546
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,637	2,426
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,162	2,022
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,735	3,975
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,290	1,980
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,740	2,641
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	7,665	7,662
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,715	9,284
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,480	3,114
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,880	4,869
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,695	5,829
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,804	3,946
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	9,800	7,343
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,125	2,425
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,985	1,888
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,452
	CenterPoint Energy Inc.	2.500%	9/1/24	2,650	2,545
	CenterPoint Energy Inc.	1.450%	6/1/26	15,040	13,456
	CenterPoint Energy Inc.	4.250%	11/1/28	1,835	1,718
	CenterPoint Energy Inc.	2.950%	3/1/30	14,895	12,971
	CenterPoint Energy Inc.	2.650%	6/1/31	3,056	2,553
	CenterPoint Energy Inc.	3.700%	9/1/49	9,913	7,462
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	6,431	6,435
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,096	3,915
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	8,801	7,059
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	20,138	20,500
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,075	7,267
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	3,357
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,306	5,919
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	424
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,682	4,770
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,504
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	5,880
	CMS Energy Corp.	3.000%	5/15/26	6,275	5,874
	CMS Energy Corp.	3.450%	8/15/27	4,846	4,532
	CMS Energy Corp.	4.875%	3/1/44	6,719	6,113
[3]	CMS Energy Corp.	4.750%	6/1/50	6,924	5,965
	CMS Energy Corp.	3.750%	12/1/50	3,435	2,646
	Commonwealth Edison Co.	2.550%	6/15/26	12,199	11,405
[3]	Commonwealth Edison Co.	2.950%	8/15/27	4,830	4,472
	Commonwealth Edison Co.	3.700%	8/15/28	3,524	3,322
	Commonwealth Edison Co.	2.200%	3/1/30	5,089	4,307
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,489
	Commonwealth Edison Co.	5.900%	3/15/36	4,689	4,907
	Commonwealth Edison Co.	6.450%	1/15/38	9,118	10,091
	Commonwealth Edison Co.	3.800%	10/1/42	6,000	4,935
	Commonwealth Edison Co.	4.600%	8/15/43	6,590	6,005
	Commonwealth Edison Co.	4.700%	1/15/44	6,099	5,595
	Commonwealth Edison Co.	3.700%	3/1/45	10,770	8,528
	Commonwealth Edison Co.	4.350%	11/15/45	7,078	6,173
	Commonwealth Edison Co.	3.650%	6/15/46	15,478	12,101
[3]	Commonwealth Edison Co.	3.750%	8/15/47	9,759	7,708
	Commonwealth Edison Co.	4.000%	3/1/48	10,927	9,157
	Commonwealth Edison Co.	4.000%	3/1/49	11,340	9,388
[3]	Commonwealth Edison Co.	3.200%	11/15/49	8,176	5,841

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	3.000%	3/1/50	7,939	5,493
[3]	Commonwealth Edison Co.	2.750%	9/1/51	6,738	4,371
	Commonwealth Edison Co.	5.300%	2/1/53	3,700	3,775
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	5,056	4,538
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	7,290	6,863
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	5,635	4,584
[5]	Connecticut Light & Power Co.	4.900%	7/1/33	3,500	3,483
	Connecticut Light & Power Co.	4.300%	4/15/44	6,475	5,628
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	5,180	4,395
	Connecticut Light & Power Co.	4.000%	4/1/48	11,513	9,715
	Connecticut Light & Power Co.	5.250%	1/15/53	6,560	6,677
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,338
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,089	1,036
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,385	1,325
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	7,049	7,131
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,705	6,647
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	5,244	5,358
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,390	3,571
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	568
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	4,106	4,589
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,587	11,423
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,543	10,601
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,210	3,431
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	23,753	20,761
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,145	11,446
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	17,115	13,291
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,627	6,775
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,294	6,790
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,885	3,400
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	4,615	5,087
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	6,371	5,494
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,797	3,895
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,235	3,320
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,274	8,626
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,684	5,614
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	605	383
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,938	8,646
	Constellation Energy Generation LLC	5.600%	3/1/28	8,744	8,826
	Constellation Energy Generation LLC	5.800%	3/1/33	6,724	6,913
	Constellation Energy Generation LLC	6.250%	10/1/39	14,415	14,947
	Constellation Energy Generation LLC	5.750%	10/1/41	8,758	8,567
	Constellation Energy Generation LLC	5.600%	6/15/42	12,866	12,469
	Consumers Energy Co.	4.650%	3/1/28	3,775	3,747
	Consumers Energy Co.	3.800%	11/15/28	7,344	6,933
	Consumers Energy Co.	3.600%	8/15/32	1,379	1,244
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.625%	5/15/33	9,515	9,280
	Consumers Energy Co.	3.950%	5/15/43	4,778	3,999
	Consumers Energy Co.	3.250%	8/15/46	6,837	5,029
	Consumers Energy Co.	3.950%	7/15/47	5,025	4,162
	Consumers Energy Co.	4.050%	5/15/48	7,577	6,389
	Consumers Energy Co.	4.350%	4/15/49	8,965	7,907
	Consumers Energy Co.	3.100%	8/15/50	7,907	5,591
	Consumers Energy Co.	3.500%	8/1/51	20,147	15,407
	Consumers Energy Co.	2.650%	8/15/52	2,393	1,534
	Consumers Energy Co.	4.200%	9/1/52	6,423	5,509
	Consumers Energy Co.	2.500%	5/1/60	5,347	3,061
	Dayton Power & Light Co.	3.950%	6/15/49	4,569	3,559
	Delmarva Power & Light Co.	4.150%	5/15/45	5,548	4,584
	Dominion Energy Inc.	3.071%	8/15/24	6,278	6,065
	Dominion Energy Inc.	3.900%	10/1/25	11,013	10,635
[3]	Dominion Energy Inc.	1.450%	4/15/26	6,792	6,109
[3]	Dominion Energy Inc.	2.850%	8/15/26	7,791	7,222
[3]	Dominion Energy Inc.	3.600%	3/15/27	3,425	3,231
	Dominion Energy Inc.	4.250%	6/1/28	5,653	5,407
[3]	Dominion Energy Inc.	3.375%	4/1/30	38,381	34,355
[3]	Dominion Energy Inc.	2.250%	8/15/31	8,186	6,606
[3]	Dominion Energy Inc.	4.350%	8/15/32	4,560	4,270
	Dominion Energy Inc.	5.375%	11/15/32	7,668	7,705
[3]	Dominion Energy Inc.	6.300%	3/15/33	6,298	6,685
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,489	1,467
[3]	Dominion Energy Inc.	5.950%	6/15/35	4,765	4,897
	Dominion Energy Inc.	7.000%	6/15/38	6,281	6,907
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,410	4,758
[3]	Dominion Energy Inc.	4.900%	8/1/41	11,860	10,632
[3]	Dominion Energy Inc.	4.050%	9/15/42	9,951	7,928
	Dominion Energy Inc.	4.700%	12/1/44	4,821	4,189
[3]	Dominion Energy Inc.	4.600%	3/15/49	7,591	6,524
[3]	Dominion Energy Inc.	4.850%	8/15/52	7,938	7,081
[3]	Dominion Energy Inc.	5.750%	10/1/54	4,481	4,277
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,315	1,885
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	7,035
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,710	3,972
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	4,437	4,411
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,643	6,031
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,813	6,550
	DTE Electric Co.	3.375%	3/1/25	8,028	7,780
[3]	DTE Electric Co.	1.900%	4/1/28	3,955	3,468
	DTE Electric Co.	2.250%	3/1/30	26,712	22,789
[3]	DTE Electric Co.	2.625%	3/1/31	7,625	6,525
	DTE Electric Co.	5.200%	4/1/33	15,690	15,974
[3]	DTE Electric Co.	4.000%	4/1/43	6,555	5,483
	DTE Electric Co.	4.300%	7/1/44	850	737
	DTE Electric Co.	3.700%	3/15/45	8,669	6,884
	DTE Electric Co.	3.700%	6/1/46	3,327	2,596
	DTE Electric Co.	3.750%	8/15/47	6,454	5,076
[3]	DTE Electric Co.	4.050%	5/15/48	4,155	3,469
	DTE Electric Co.	3.950%	3/1/49	5,622	4,626
	DTE Electric Co.	2.950%	3/1/50	7,395	5,068
[3]	DTE Electric Co.	3.250%	4/1/51	5,825	4,210
	DTE Electric Co.	5.400%	4/1/53	8,500	8,802
[3]	DTE Energy Co.	2.529%	10/1/24	5,622	5,383
	DTE Energy Co.	4.220%	11/1/24	10,305	10,083
[3]	DTE Energy Co.	1.050%	6/1/25	8,285	7,590
	DTE Energy Co.	2.850%	10/1/26	41,817	38,521
	DTE Energy Co.	4.875%	6/1/28	5,000	4,893
[3]	DTE Energy Co.	3.400%	6/15/29	16,463	14,729
	DTE Energy Co.	2.950%	3/1/30	3,839	3,333
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,984	8,442
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,646	14,959
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	6,120	6,413
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,502	5,615
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,627	6,558
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,745	5,730

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.450%	10/15/32	5,134	5,551
	Duke Energy Carolinas LLC	4.950%	1/15/33	18,583	18,464
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,891	11,400
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,489	7,857
	Duke Energy Carolinas LLC	6.050%	4/15/38	7,751	8,187
	Duke Energy Carolinas LLC	5.300%	2/15/40	10,678	10,705
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,960	6,031
	Duke Energy Carolinas LLC	4.000%	9/30/42	8,429	6,985
	Duke Energy Carolinas LLC	3.750%	6/1/45	9,753	7,663
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,884	9,457
	Duke Energy Carolinas LLC	3.700%	12/1/47	11,248	8,805
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,725	3,038
	Duke Energy Carolinas LLC	3.200%	8/15/49	9,012	6,498
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,181	6,002
	Duke Energy Carolinas LLC	5.350%	1/15/53	12,025	12,197
	Duke Energy Carolinas LLC	5.400%	1/15/54	5,000	5,092
	Duke Energy Corp.	0.900%	9/15/25	6,952	6,327
	Duke Energy Corp.	5.000%	12/8/25	2,080	2,067
	Duke Energy Corp.	2.650%	9/1/26	14,193	13,127
	Duke Energy Corp.	3.150%	8/15/27	15,776	14,584
	Duke Energy Corp.	5.000%	12/8/27	5,525	5,487
	Duke Energy Corp.	4.300%	3/15/28	4,310	4,145
	Duke Energy Corp.	3.400%	6/15/29	7,759	7,014
	Duke Energy Corp.	2.450%	6/1/30	19,621	16,477
	Duke Energy Corp.	2.550%	6/15/31	10,324	8,547
	Duke Energy Corp.	4.500%	8/15/32	14,133	13,345
	Duke Energy Corp.	3.300%	6/15/41	2,950	2,177
	Duke Energy Corp.	4.800%	12/15/45	5,450	4,887
	Duke Energy Corp.	3.750%	9/1/46	22,183	16,850
	Duke Energy Corp.	3.950%	8/15/47	2,592	2,005
	Duke Energy Corp.	4.200%	6/15/49	9,037	7,299
	Duke Energy Corp.	3.500%	6/15/51	8,845	6,414
	Duke Energy Corp.	5.000%	8/15/52	12,352	11,305
	Duke Energy Corp.	3.250%	1/15/82	2,293	1,707
	Duke Energy Florida LLC	3.200%	1/15/27	4,792	4,544
	Duke Energy Florida LLC	3.800%	7/15/28	6,163	5,876
	Duke Energy Florida LLC	2.500%	12/1/29	16,300	14,090
	Duke Energy Florida LLC	1.750%	6/15/30	8,374	6,816
	Duke Energy Florida LLC	2.400%	12/15/31	8,645	7,104
	Duke Energy Florida LLC	6.350%	9/15/37	9,749	10,547
	Duke Energy Florida LLC	6.400%	6/15/38	10,642	11,683
	Duke Energy Florida LLC	5.650%	4/1/40	2,855	2,955
	Duke Energy Florida LLC	3.850%	11/15/42	1,974	1,605
	Duke Energy Florida LLC	3.400%	10/1/46	9,855	7,380
	Duke Energy Florida LLC	4.200%	7/15/48	7,040	5,998
	Duke Energy Florida LLC	3.000%	12/15/51	5,750	3,940
	Duke Energy Florida LLC	5.950%	11/15/52	2,735	2,979
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,729	3,386
	Duke Energy Indiana LLC	6.120%	10/15/35	6,018	6,281
	Duke Energy Indiana LLC	6.350%	8/15/38	9,822	10,676
	Duke Energy Indiana LLC	6.450%	4/1/39	4,410	4,790
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,067	3,888
	Duke Energy Indiana LLC	3.750%	5/15/46	20,033	15,506
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	6,031	4,316
	Duke Energy Indiana LLC	2.750%	4/1/50	5,554	3,546
	Duke Energy Indiana LLC	5.400%	4/1/53	2,748	2,776
	Duke Energy Ohio Inc.	3.650%	2/1/29	15,439	14,357
	Duke Energy Ohio Inc.	2.125%	6/1/30	4,890	4,060
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,584	8,673
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,023	5,333
	Duke Energy Ohio Inc.	4.300%	2/1/49	3,238	2,713
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,425	1,467
	Duke Energy Progress LLC	3.250%	8/15/25	13,455	12,924
	Duke Energy Progress LLC	3.700%	9/1/28	8,360	7,905
	Duke Energy Progress LLC	3.450%	3/15/29	10,671	9,806
	Duke Energy Progress LLC	2.000%	8/15/31	16,313	13,135
	Duke Energy Progress LLC	5.250%	3/15/33	4,240	4,312
	Duke Energy Progress LLC	6.300%	4/1/38	5,837	6,271
	Duke Energy Progress LLC	4.100%	5/15/42	5,622	4,754
	Duke Energy Progress LLC	4.100%	3/15/43	7,599	6,357
	Duke Energy Progress LLC	4.375%	3/30/44	5,905	5,118
	Duke Energy Progress LLC	4.150%	12/1/44	8,541	7,104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.200%	8/15/45	8,967	7,469
	Duke Energy Progress LLC	3.700%	10/15/46	9,285	7,214
	Duke Energy Progress LLC	3.600%	9/15/47	8,238	6,331
	Duke Energy Progress LLC	2.500%	8/15/50	5,107	3,180
	Duke Energy Progress LLC	2.900%	8/15/51	8,860	5,917
	Duke Energy Progress LLC	4.000%	4/1/52	5,725	4,645
	Duke Energy Progress LLC	5.350%	3/15/53	10,095	10,161
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,568	3,174
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,730
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	2,931
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	805
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	5,610	5,365
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	5,265	5,080
	Edison International	3.550%	11/15/24	5,888	5,695
	Edison International	4.700%	8/15/25	5,198	5,074
	Edison International	5.750%	6/15/27	15,424	15,456
	Edison International	4.125%	3/15/28	7,207	6,738
	Edison International	6.950%	11/15/29	2,070	2,180
	El Paso Electric Co.	6.000%	5/15/35	3,395	3,427
	El Paso Electric Co.	5.000%	12/1/44	4,618	4,100
	Emera US Finance LP	3.550%	6/15/26	9,881	9,356
	Emera US Finance LP	4.750%	6/15/46	18,439	14,956
	Enel Americas SA	4.000%	10/25/26	7,653	7,386
	Enel Chile SA	4.875%	6/12/28	13,471	12,954
	Entergy Arkansas LLC	3.500%	4/1/26	6,388	6,127
	Entergy Arkansas LLC	5.150%	1/15/33	5,545	5,568
	Entergy Arkansas LLC	4.200%	4/1/49	5,428	4,552
	Entergy Arkansas LLC	2.650%	6/15/51	10,070	6,294
	Entergy Corp.	0.900%	9/15/25	10,888	9,789
	Entergy Corp.	2.950%	9/1/26	11,639	10,748
	Entergy Corp.	1.900%	6/15/28	2,933	2,503
	Entergy Corp.	2.800%	6/15/30	18,520	15,700
	Entergy Corp.	2.400%	6/15/31	8,309	6,730
	Entergy Corp.	3.750%	6/15/50	8,660	6,383
	Entergy Louisiana LLC	0.950%	10/1/24	10,450	9,858
	Entergy Louisiana LLC	5.590%	10/1/24	4,146	4,139
	Entergy Louisiana LLC	5.400%	11/1/24	5,125	5,107
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,420
	Entergy Louisiana LLC	3.120%	9/1/27	7,267	6,719
	Entergy Louisiana LLC	3.250%	4/1/28	5,537	5,095
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,502
	Entergy Louisiana LLC	3.050%	6/1/31	12,389	10,766
	Entergy Louisiana LLC	2.350%	6/15/32	8,145	6,547
	Entergy Louisiana LLC	4.000%	3/15/33	14,380	13,076
	Entergy Louisiana LLC	3.100%	6/15/41	6,752	5,076
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	11,322
	Entergy Louisiana LLC	4.200%	9/1/48	9,910	8,317
	Entergy Louisiana LLC	4.200%	4/1/50	10,570	8,810
	Entergy Louisiana LLC	2.900%	3/15/51	11,500	7,579
	Entergy Louisiana LLC	4.750%	9/15/52	2,640	2,419
	Entergy Mississippi LLC	2.850%	6/1/28	13,377	12,001
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,924
	Entergy Mississippi LLC	3.850%	6/1/49	6,550	5,082
	Entergy Texas Inc.	1.750%	3/15/31	11,218	8,883
	Entergy Texas Inc.	4.500%	3/30/39	844	760
	Entergy Texas Inc.	3.550%	9/30/49	5,199	3,859
	Essential Utilities Inc.	3.566%	5/1/29	9,159	8,336
	Essential Utilities Inc.	2.704%	4/15/30	8,330	7,057
	Essential Utilities Inc.	4.276%	5/1/49	6,590	5,348
	Essential Utilities Inc.	3.351%	4/15/50	6,574	4,585
	Essential Utilities Inc.	5.300%	5/1/52	6,430	6,090
	Evergy Inc.	2.450%	9/15/24	4,286	4,114
	Evergy Inc.	2.900%	9/15/29	7,113	6,209
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,121
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	12,630
	Evergy Kansas Central Inc.	4.125%	3/1/42	9,127	7,678
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,686
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,568
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,844
	Evergy Kansas Central Inc.	3.450%	4/15/50	5,000	3,644
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,540	4,676

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Evergy Metro Inc.	2.250%	6/1/30	6,971	5,804
	Evergy Metro Inc.	5.300%	10/1/41	8,090	7,878
	Evergy Metro Inc.	4.200%	6/15/47	7,345	6,082
	Evergy Metro Inc.	4.200%	3/15/48	3,643	3,014
[3]	Evergy Metro Inc.	4.125%	4/1/49	2,378	1,941
[3]	Eversource Energy	2.900%	10/1/24	4,097	3,943
[3]	Eversource Energy	3.150%	1/15/25	5,697	5,480
[3]	Eversource Energy	3.300%	1/15/28	7,630	7,025
	Eversource Energy	5.450%	3/1/28	16,616	16,733
[3]	Eversource Energy	4.250%	4/1/29	6,750	6,431
[3]	Eversource Energy	1.650%	8/15/30	10,070	8,004
	Eversource Energy	2.550%	3/15/31	4,909	4,085
	Eversource Energy	3.375%	3/1/32	5,667	4,950
	Eversource Energy	5.125%	5/15/33	8,200	8,090
	Eversource Energy	3.450%	1/15/50	9,713	7,136
[3]	Exelon Corp.	3.950%	6/15/25	23,540	22,786
	Exelon Corp.	3.400%	4/15/26	14,730	14,032
	Exelon Corp.	2.750%	3/15/27	1,120	1,026
	Exelon Corp.	5.150%	3/15/28	13,113	13,068
	Exelon Corp.	4.050%	4/15/30	22,010	20,631
	Exelon Corp.	3.350%	3/15/32	1,507	1,310
	Exelon Corp.	5.300%	3/15/33	10,699	10,705
[3]	Exelon Corp.	4.950%	6/15/35	8,437	8,071
	Exelon Corp.	5.625%	6/15/35	9,424	9,539
	Exelon Corp.	5.100%	6/15/45	5,252	4,915
	Exelon Corp.	4.450%	4/15/46	10,438	8,891
	Exelon Corp.	4.700%	4/15/50	14,330	12,689
	Exelon Corp.	4.100%	3/15/52	3,035	2,452
	Exelon Corp.	5.600%	3/15/53	8,546	8,621
	Florida Power & Light Co.	2.850%	4/1/25	22,522	21,656
	Florida Power & Light Co.	3.125%	12/1/25	9,450	9,040
	Florida Power & Light Co.	4.450%	5/15/26	9,000	8,923
	Florida Power & Light Co.	4.400%	5/15/28	11,500	11,284
	Florida Power & Light Co.	4.625%	5/15/30	11,000	10,831
	Florida Power & Light Co.	2.450%	2/3/32	16,393	13,808
	Florida Power & Light Co.	5.100%	4/1/33	3,370	3,425
	Florida Power & Light Co.	4.800%	5/15/33	5,512	5,477
	Florida Power & Light Co.	5.625%	4/1/34	3,410	3,596
	Florida Power & Light Co.	4.950%	6/1/35	1,918	1,909
	Florida Power & Light Co.	5.650%	2/1/37	5,067	5,297
	Florida Power & Light Co.	5.950%	2/1/38	9,766	10,493
	Florida Power & Light Co.	5.960%	4/1/39	1,902	2,052
	Florida Power & Light Co.	5.690%	3/1/40	1,057	1,110
	Florida Power & Light Co.	5.250%	2/1/41	2,841	2,848
	Florida Power & Light Co.	4.125%	2/1/42	18,542	16,271
	Florida Power & Light Co.	4.050%	6/1/42	8,824	7,627
	Florida Power & Light Co.	3.800%	12/15/42	7,080	5,962
	Florida Power & Light Co.	4.050%	10/1/44	4,785	4,094
	Florida Power & Light Co.	3.700%	12/1/47	11,075	8,985
	Florida Power & Light Co.	3.950%	3/1/48	27,718	23,358
	Florida Power & Light Co.	3.990%	3/1/49	2,392	2,014
	Florida Power & Light Co.	3.150%	10/1/49	15,140	11,055
	Fortis Inc.	3.055%	10/4/26	12,921	11,927
[3]	Georgia Power Co.	2.200%	9/15/24	7,925	7,576
	Georgia Power Co.	3.250%	4/1/26	9,170	8,713
	Georgia Power Co.	3.250%	3/30/27	8,046	7,494
	Georgia Power Co.	4.650%	5/16/28	8,750	8,583
[3]	Georgia Power Co.	2.650%	9/15/29	8,180	7,073
	Georgia Power Co.	4.950%	5/17/33	17,967	17,733
[3]	Georgia Power Co.	4.750%	9/1/40	9,317	8,516
	Georgia Power Co.	4.300%	3/15/42	13,852	11,944
	Georgia Power Co.	4.300%	3/15/43	6,408	5,404
[3]	Georgia Power Co.	3.700%	1/30/50	5,951	4,581
[3]	Georgia Power Co.	3.250%	3/15/51	9,520	6,696
[3]	Gulf Power Co.	3.300%	5/30/27	4,317	4,076
	Iberdrola International BV	6.750%	7/15/36	5,055	5,711
[3]	Idaho Power Co.	5.500%	3/15/53	4,895	5,009
	Indiana Michigan Power Co.	3.850%	5/15/28	11,585	11,005
	Indiana Michigan Power Co.	6.050%	3/15/37	7,594	7,968
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	5,961
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	9,780	7,639
	Indiana Michigan Power Co.	3.250%	5/1/51	13,990	9,784
	Indiana Michigan Power Co.	5.625%	4/1/53	4,060	4,181
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	12,651
	Interstate Power & Light Co.	4.100%	9/26/28	8,775	8,302
	Interstate Power & Light Co.	3.600%	4/1/29	5,366	4,905
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,048
	Interstate Power & Light Co.	6.250%	7/15/39	3,830	4,044
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,218
	Interstate Power & Light Co.	3.500%	9/30/49	951	696
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,768
	IPALCO Enterprises Inc.	3.700%	9/1/24	1,498	1,449
	IPALCO Enterprises Inc.	4.250%	5/1/30	6,090	5,513
	ITC Holdings Corp.	3.250%	6/30/26	6,580	6,230
	ITC Holdings Corp.	3.350%	11/15/27	9,371	8,751
	ITC Holdings Corp.	5.300%	7/1/43	12,020	11,289
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,787	2,640
[3]	Kentucky Utilities Co.	5.450%	4/15/33	4,715	4,805
	Kentucky Utilities Co.	5.125%	11/1/40	8,194	7,856
	Kentucky Utilities Co.	4.375%	10/1/45	7,765	6,519
	Kentucky Utilities Co.	3.300%	6/1/50	6,598	4,688
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,174
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,400	2,443
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,492	10,432
	MidAmerican Energy Co.	3.500%	10/15/24	11,044	10,745
	MidAmerican Energy Co.	3.100%	5/1/27	6,355	5,938
	MidAmerican Energy Co.	3.650%	4/15/29	11,562	10,749
	MidAmerican Energy Co.	6.750%	12/30/31	4,361	4,856
[3]	MidAmerican Energy Co.	5.750%	11/1/35	3,200	3,303
[3]	MidAmerican Energy Co.	5.800%	10/15/36	8,992	9,335
	MidAmerican Energy Co.	4.800%	9/15/43	6,291	5,810
	MidAmerican Energy Co.	4.400%	10/15/44	3,523	3,076
	MidAmerican Energy Co.	4.250%	5/1/46	8,155	6,858
	MidAmerican Energy Co.	3.950%	8/1/47	5,812	4,703
	MidAmerican Energy Co.	3.650%	8/1/48	12,971	9,984
	MidAmerican Energy Co.	4.250%	7/15/49	10,353	8,808
	MidAmerican Energy Co.	3.150%	4/15/50	5,637	3,943
	Mississippi Power Co.	3.950%	3/30/28	2,767	2,606
[3]	Mississippi Power Co.	4.250%	3/15/42	8,161	6,783
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,869
	National Fuel Gas Co.	5.500%	1/15/26	4,661	4,589
	National Fuel Gas Co.	5.500%	10/1/26	3,000	2,940
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,232
	National Fuel Gas Co.	4.750%	9/1/28	10,846	10,274
	National Fuel Gas Co.	2.950%	3/1/31	4,218	3,384
	National Grid plc	5.602%	6/12/28	4,000	4,017
	National Grid plc	5.809%	6/12/33	4,548	4,630
	National Grid USA	5.803%	4/1/35	3,208	3,252
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	10,347	9,947
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	4,142	3,984
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	2,235	2,240
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,043	9,559
[3]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	17,564	15,555
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,794	5,383
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	608	567
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	2,279	2,257
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,000	4,983
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	6,466	6,096
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	8,039	7,451
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,932	6,713
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,190	907
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,715	4,440

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,910	2,241
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,899	10,892
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	3,759	3,500
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,090	2,188
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	6,214
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	10,809	9,218
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,980	12,675
[3]	Nevada Power Co.	3.700%	5/1/29	12,145	11,276
[3]	Nevada Power Co.	2.400%	5/1/30	8,190	6,905
[3]	Nevada Power Co.	6.650%	4/1/36	4,957	5,364
[3]	Nevada Power Co.	6.750%	7/1/37	4,704	5,170
[3]	Nevada Power Co.	3.125%	8/1/50	4,084	2,715
[3]	Nevada Power Co.	5.900%	5/1/53	3,555	3,698
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	9,065	8,914
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	3,485	3,505
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,800	4,710
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,684	21,406
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	15,930	15,773
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,598	5,657
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,602	6,959
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	7,223	6,278
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	5,100	5,045
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,979	29,915
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,728	4,662
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	25,912	25,568
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	29,700	28,671
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,577	8,439
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,085	5,660
	NiSource Inc.	0.950%	8/15/25	12,617	11,516
	NiSource Inc.	3.490%	5/15/27	11,176	10,531
	NiSource Inc.	5.250%	3/30/28	3,238	3,241
	NiSource Inc.	2.950%	9/1/29	13,557	11,876
	NiSource Inc.	3.600%	5/1/30	4,854	4,373
	NiSource Inc.	1.700%	2/15/31	16,789	13,154
	NiSource Inc.	5.950%	6/15/41	7,397	7,594
	NiSource Inc.	5.250%	2/15/43	2,632	2,526
	NiSource Inc.	4.800%	2/15/44	5,259	4,783
	NiSource Inc.	5.650%	2/1/45	5,420	5,398
	NiSource Inc.	4.375%	5/15/47	29,297	25,073
	NiSource Inc.	3.950%	3/30/48	2,138	1,716
	Northern States Power Co.	2.250%	4/1/31	2,400	2,000
	Northern States Power Co.	6.250%	6/1/36	3,695	4,007
	Northern States Power Co.	6.200%	7/1/37	5,781	6,240
	Northern States Power Co.	5.350%	11/1/39	10,211	10,348
	Northern States Power Co.	3.400%	8/15/42	5,707	4,468
	Northern States Power Co.	4.125%	5/15/44	1,678	1,434
	Northern States Power Co.	4.000%	8/15/45	3,156	2,577
	Northern States Power Co.	3.600%	5/15/46	445	344
	Northern States Power Co.	3.600%	9/15/47	1,672	1,313
	Northern States Power Co.	2.900%	3/1/50	5,671	3,906
	Northern States Power Co.	2.600%	6/1/51	1,392	892
	Northern States Power Co.	3.200%	4/1/52	4,900	3,509
	Northern States Power Co.	4.500%	6/1/52	6,585	5,938
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	5.100%	5/15/53	8,000	7,883
	NorthWestern Corp.	4.176%	11/15/44	5,380	4,470
	NSTAR Electric Co.	3.200%	5/15/27	7,350	6,902
	NSTAR Electric Co.	3.250%	5/15/29	6,193	5,675
	NSTAR Electric Co.	3.950%	4/1/30	2,331	2,202
	NSTAR Electric Co.	5.500%	3/15/40	5,636	5,710
	NSTAR Electric Co.	4.400%	3/1/44	3,906	3,457
	NSTAR Electric Co.	4.950%	9/15/52	2,240	2,185
	Oglethorpe Power Corp.	5.950%	11/1/39	3,628	3,630
	Oglethorpe Power Corp.	5.375%	11/1/40	8,960	8,358
	Oglethorpe Power Corp.	4.500%	4/1/47	7,065	5,833
	Oglethorpe Power Corp.	5.050%	10/1/48	2,225	1,971
	Oglethorpe Power Corp.	5.250%	9/1/50	1,563	1,451
	Ohio Edison Co.	6.875%	7/15/36	2,800	3,088
[3]	Ohio Power Co.	2.600%	4/1/30	800	687
[3]	Ohio Power Co.	1.625%	1/15/31	6,255	4,941
	Ohio Power Co.	5.000%	6/1/33	4,374	4,305
	Ohio Power Co.	4.150%	4/1/48	5,360	4,398
	Ohio Power Co.	4.000%	6/1/49	5,970	4,834
[3]	Ohio Power Co.	2.900%	10/1/51	4,455	2,960
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,416
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,565
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	5,979	6,068
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,458
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,413
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	5,064
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	9,738
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,530
[7]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,000	9,739
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	7,080	6,689
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,895	1,970
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,104	7,986
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,754	6,527
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	3,981	3,872
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,881	4,499
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,992	2,407
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	6,810	6,832
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,919	4,529
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,435	2,485
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,796	10,435
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	5,172	4,158
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,249	3,622
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,268	10,713
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	8,854	6,266
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,979	6,323
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	2,967	1,931
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	4,720	4,557
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	12,500	12,052
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	4,657	4,722
	ONE Gas Inc.	2.000%	5/15/30	3,590	2,976
	ONE Gas Inc.	4.658%	2/1/44	6,485	5,849
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,390
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,429	7,038
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,931	1,827
	Pacific Gas & Electric Co.	3.150%	1/1/26	30,003	27,853
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,043	4,325
	Pacific Gas & Electric Co.	3.300%	12/1/27	33,722	29,712
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,951	2,556
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,780	17,756
	Pacific Gas & Electric Co.	6.100%	1/15/29	11,000	10,829
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,096	37,193
	Pacific Gas & Electric Co.	2.500%	2/1/31	28,328	22,223
	Pacific Gas & Electric Co.	3.250%	6/1/31	6,124	4,984
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,575	7,439
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,944	6,904
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,701	21,540
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,667	7,874
	Pacific Gas & Electric Co.	4.200%	6/1/41	7,858	5,849
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,345	11,906
	Pacific Gas & Electric Co.	4.300%	3/15/45	10,590	7,549
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,799	4,119
	Pacific Gas & Electric Co.	3.950%	12/1/47	29,303	20,006
	Pacific Gas & Electric Co.	4.950%	7/1/50	46,772	36,803

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.500%	8/1/50	28,717	18,315
	Pacific Gas & Electric Co.	6.750%	1/15/53	5,815	5,740
	Pacific Gas & Electric Co.	6.700%	4/1/53	7,795	7,667
	PacifiCorp	3.500%	6/15/29	14,067	12,608
	PacifiCorp	2.700%	9/15/30	6,648	5,538
	PacifiCorp	7.700%	11/15/31	1,399	1,551
	PacifiCorp	5.250%	6/15/35	3,987	3,912
	PacifiCorp	6.100%	8/1/36	5,828	5,951
	PacifiCorp	5.750%	4/1/37	10,640	10,290
	PacifiCorp	6.250%	10/15/37	8,982	8,980
	PacifiCorp	6.350%	7/15/38	4,412	4,429
	PacifiCorp	6.000%	1/15/39	5,315	5,218
	PacifiCorp	4.100%	2/1/42	5,780	4,612
	PacifiCorp	4.125%	1/15/49	9,757	7,544
	PacifiCorp	4.150%	2/15/50	6,364	4,925
	PacifiCorp	3.300%	3/15/51	7,800	5,342
	PacifiCorp	2.900%	6/15/52	20,068	12,525
	PacifiCorp	5.350%	12/1/53	10,105	9,213
	PacifiCorp	5.500%	5/15/54	12,100	11,353
	PECO Energy Co.	3.150%	10/15/25	2,350	2,250
	PECO Energy Co.	4.900%	6/15/33	13,000	12,971
	PECO Energy Co.	3.900%	3/1/48	7,156	5,901
	PECO Energy Co.	3.000%	9/15/49	5,925	4,118
	PECO Energy Co.	2.800%	6/15/50	7,120	4,706
	PECO Energy Co.	3.050%	3/15/51	5,637	3,896
	PECO Energy Co.	2.850%	9/15/51	4,540	3,011
	PECO Energy Co.	4.600%	5/15/52	7,042	6,459
	PECO Energy Co.	4.375%	8/15/52	5,973	5,279
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,697	3,232
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	8,150	6,302
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,892
[3]	PG&E Recovery Funding LLC	5.256%	1/15/38	19,340	19,830
[3]	PG&E Recovery Funding LLC	5.536%	7/15/47	6,020	6,242
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	12,228	11,593
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	4,491	4,302
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,851
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,916
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,580
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	13,962
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	17,105	17,063
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,180
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,704
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	6,490	5,888
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,079	4,151
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,890	4,879
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,525	2,230
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,650	3,353
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	13,079	8,954
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	9,662
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	8,662
	Potomac Electric Power Co.	4.150%	3/15/43	6,990	6,041
	PPL Capital Funding Inc.	3.100%	5/15/26	10,832	10,232
	PPL Electric Utilities Corp.	5.000%	5/15/33	12,690	12,724
	PPL Electric Utilities Corp.	6.250%	5/15/39	6,059	6,652
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,295	2,798
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,555	4,733
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,640	5,547
	PPL Electric Utilities Corp.	4.150%	6/15/48	4,149	3,577
	PPL Electric Utilities Corp.	5.250%	5/15/53	10,330	10,528
	Progress Energy Inc.	7.750%	3/1/31	6,298	7,141
	Progress Energy Inc.	6.000%	12/1/39	7,824	7,898
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	5,335
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Public Service Co. of Colorado	1.900%	1/15/31	5,566	4,501
	Public Service Co. of Colorado	1.875%	6/15/31	10,295	8,212
[3]	Public Service Co. of Colorado	4.100%	6/1/32	3,400	3,164
[3]	Public Service Co. of Colorado	6.250%	9/1/37	1,573	1,685
	Public Service Co. of Colorado	3.600%	9/15/42	8,455	6,682
	Public Service Co. of Colorado	4.300%	3/15/44	2,107	1,821
	Public Service Co. of Colorado	3.800%	6/15/47	2,126	1,668
	Public Service Co. of Colorado	4.100%	6/15/48	4,505	3,679
	Public Service Co. of Colorado	4.050%	9/15/49	7,282	5,913
[3]	Public Service Co. of Colorado	3.200%	3/1/50	3,838	2,714
[3]	Public Service Co. of Colorado	2.700%	1/15/51	6,524	4,150
[3]	Public Service Co. of Colorado	4.500%	6/1/52	5,495	4,787
	Public Service Co. of Colorado	5.250%	4/1/53	16,050	15,408
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,714	4,476
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,890	4,908
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,130	5,110
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,418	10,930
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,215	4,795
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	6,691	6,259
[3]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,370	1,303
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,225	1,145
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,322
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	4,983	4,301
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,200	5,200
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,070	4,979
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,070
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	428
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,815	4,912
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,006	1,621
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	18,288	14,800
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	5,996	4,720
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,433	9,373
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,395	1,032
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	3,905	2,827
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,375	7,610
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,634	5,690
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	4,760	4,807
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	7,896
	Public Service Enterprise Group Inc.	5.850%	11/15/27	6,410	6,547
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,760	9,211
	Puget Energy Inc.	3.650%	5/15/25	11,458	10,963
	Puget Energy Inc.	4.100%	6/15/30	6,646	6,049
	Puget Sound Energy Inc.	6.274%	3/15/37	4,150	4,402
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	7,041
	Puget Sound Energy Inc.	5.795%	3/15/40	1,849	1,874
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	3,340
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	8,275
	Puget Sound Energy Inc.	4.223%	6/15/48	7,756	6,560
	Puget Sound Energy Inc.	3.250%	9/15/49	6,241	4,435
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,177	2,033
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,828	3,870
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,022
	San Diego Gas & Electric Co.	4.500%	8/15/40	6,315	5,782
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,260	4,122
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	6,177
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	4,290	3,068
	San Diego Gas & Electric Co.	5.350%	4/1/53	10,300	10,232
[3]	SCE Recovery Funding LLC	4.697%	6/15/40	5,225	5,098
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,490
[3]	SCE Recovery Funding LLC	3.240%	11/15/46	2,200	1,621
[3]	SCE Recovery Funding LLC	5.112%	12/15/47	4,175	4,119
	Sempra Energy	3.300%	4/1/25	8,485	8,145
	Sempra Energy	3.250%	6/15/27	10,528	9,737
	Sempra Energy	3.400%	2/1/28	13,867	12,782
	Sempra Energy	3.800%	2/1/38	15,136	12,540
	Sempra Energy	6.000%	10/15/39	17,475	17,834
	Sempra Energy	4.000%	2/1/48	11,343	8,822
	Sempra Energy	4.125%	4/1/52	5,556	4,498
	Sierra Pacific Power Co.	2.600%	5/1/26	13,469	12,551

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern California Edison Co.	0.975%	8/1/24	4,064	3,859
[3]	Southern California Edison Co.	3.700%	8/1/25	17,663	17,008
[3]	Southern California Edison Co.	1.200%	2/1/26	6,450	5,766
	Southern California Edison Co.	5.850%	11/1/27	3,600	3,685
[3]	Southern California Edison Co.	3.650%	3/1/28	12,577	11,751
[3]	Southern California Edison Co.	4.200%	3/1/29	8,467	8,050
	Southern California Edison Co.	6.650%	4/1/29	3,700	3,853
	Southern California Edison Co.	2.850%	8/1/29	4,662	4,091
	Southern California Edison Co.	2.250%	6/1/30	8,636	7,222
[3]	Southern California Edison Co.	2.500%	6/1/31	7,955	6,619
	Southern California Edison Co.	2.750%	2/1/32	5,210	4,359
	Southern California Edison Co.	5.950%	11/1/32	6,225	6,527
	Southern California Edison Co.	6.000%	1/15/34	6,726	6,974
[3]	Southern California Edison Co.	5.750%	4/1/35	3,396	3,449
[3]	Southern California Edison Co.	5.350%	7/15/35	9,483	9,269
	Southern California Edison Co.	5.625%	2/1/36	6,580	6,522
[3]	Southern California Edison Co.	5.550%	1/15/37	6,668	6,532
[3]	Southern California Edison Co.	5.950%	2/1/38	10,290	10,594
	Southern California Edison Co.	6.050%	3/15/39	3,656	3,793
	Southern California Edison Co.	5.500%	3/15/40	8,488	8,338
	Southern California Edison Co.	4.500%	9/1/40	5,994	5,228
	Southern California Edison Co.	4.050%	3/15/42	13,970	11,308
[3]	Southern California Edison Co.	3.900%	3/15/43	6,761	5,355
	Southern California Edison Co.	4.650%	10/1/43	5,973	5,228
[3]	Southern California Edison Co.	3.600%	2/1/45	6,265	4,588
	Southern California Edison Co.	4.000%	4/1/47	6,813	5,430
[3]	Southern California Edison Co.	4.125%	3/1/48	16,716	13,592
[3]	Southern California Edison Co.	4.875%	3/1/49	8,480	7,605
	Southern California Edison Co.	3.650%	2/1/50	18,523	13,856
[3]	Southern California Edison Co.	2.950%	2/1/51	8,525	5,581
[3]	Southern California Edison Co.	3.650%	6/1/51	6,350	4,720
	Southern California Edison Co.	3.450%	2/1/52	6,611	4,732
	Southern California Edison Co.	5.700%	3/1/53	5,698	5,712
	Southern California Edison Co.	5.875%	12/1/53	4,000	4,085
	Southern California Gas Co.	3.150%	9/15/24	5,015	4,861
	Southern California Gas Co.	3.200%	6/15/25	2,818	2,697
[3]	Southern California Gas Co.	2.600%	6/15/26	14,475	13,499
	Southern California Gas Co.	2.950%	4/15/27	8,940	8,343
[3]	Southern California Gas Co.	2.550%	2/1/30	11,696	10,069
	Southern California Gas Co.	3.750%	9/15/42	6,025	4,725
[3]	Southern California Gas Co.	4.125%	6/1/48	5,860	4,721
[3]	Southern California Gas Co.	4.300%	1/15/49	1,990	1,668
[3]	Southern California Gas Co.	3.950%	2/15/50	6,492	5,080
	Southern California Gas Co.	6.350%	11/15/52	8,110	8,983
	Southern California Gas Co.	5.750%	6/1/53	6,500	6,594
	Southern Co.	4.475%	8/1/24	7,766	7,626
	Southern Co.	5.150%	10/6/25	1,795	1,787
	Southern Co.	3.250%	7/1/26	23,015	21,668
	Southern Co.	5.113%	8/1/27	6,300	6,237
[3]	Southern Co.	1.750%	3/15/28	5,265	4,500
	Southern Co.	4.850%	6/15/28	9,000	8,836
[3]	Southern Co.	3.700%	4/30/30	6,082	5,586
	Southern Co.	5.700%	10/15/32	7,941	8,231
	Southern Co.	5.200%	6/15/33	17,445	17,318
	Southern Co.	4.250%	7/1/36	8,075	7,194
	Southern Co.	4.400%	7/1/46	13,165	11,286
[3]	Southern Co.	4.000%	1/15/51	6,260	5,809
[3]	Southern Co.	3.750%	9/15/51	16,336	13,914
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,303	7,829
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,449	8,215
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,510	6,459
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,430	5,463
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,551	4,585
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,100	4,707
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	19,450	16,157
[3]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	905	611
	Southern Power Co.	4.150%	12/1/25	5,900	5,774
	Southern Power Co.	0.900%	1/15/26	1,420	1,272
	Southern Power Co.	5.150%	9/15/41	11,761	10,998
	Southern Power Co.	5.250%	7/15/43	4,015	3,688
[3]	Southern Power Co.	4.950%	12/15/46	5,000	4,371
	Southwest Gas Corp.	5.800%	12/1/27	2,570	2,597
	Southwest Gas Corp.	3.700%	4/1/28	8,425	7,815
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	2.200%	6/15/30	2,135	1,734
	Southwest Gas Corp.	3.800%	9/29/46	1,175	860
	Southwest Gas Corp.	4.150%	6/1/49	4,835	3,759
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	7,236	6,547
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	5,740	5,282
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	17,620	16,724
	Southwestern Electric Power Co.	5.300%	4/1/33	4,500	4,450
	Southwestern Electric Power Co.	6.200%	3/15/40	9,198	9,446
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	10,645	8,127
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	7,850	5,901
	Southwestern Electric Power Co.	3.250%	11/1/51	7,475	5,020
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	5,515
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	15,317
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	6,547
[3]	Southwestern Public Service Co.	4.400%	11/15/48	11,697	9,980
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	5,151
[3]	Southwestern Public Service Co.	3.150%	5/1/50	10,865	7,564
	Spire Missouri Inc.	4.800%	2/15/33	3,380	3,332
	Tampa Electric Co.	3.875%	7/12/24	1,648	1,619
	Tampa Electric Co.	2.400%	3/15/31	5,210	4,270
	Tampa Electric Co.	4.100%	6/15/42	2,167	1,840
	Tampa Electric Co.	4.350%	5/15/44	5,968	5,032
	Tampa Electric Co.	4.300%	6/15/48	4,556	3,807
	Tampa Electric Co.	4.450%	6/15/49	7,340	6,204
	Tampa Electric Co.	3.625%	6/15/50	6,245	4,636
	Tampa Electric Co.	3.450%	3/15/51	4,825	3,462
	Tampa Electric Co.	5.000%	7/15/52	4,195	3,901
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,095
	Tucson Electric Power Co.	3.050%	3/15/25	3,434	3,286
	Tucson Electric Power Co.	1.500%	8/1/30	5,416	4,277
	Tucson Electric Power Co.	3.250%	5/15/32	3,616	3,149
	Tucson Electric Power Co.	4.850%	12/1/48	3,525	3,115
	Tucson Electric Power Co.	4.000%	6/15/50	6,947	5,436
	Tucson Electric Power Co.	5.500%	4/15/53	4,985	4,964
	Union Electric Co.	2.950%	6/15/27	7,230	6,738
	Union Electric Co.	3.500%	3/15/29	6,619	6,101
	Union Electric Co.	2.950%	3/15/30	10,629	9,431
	Union Electric Co.	2.150%	3/15/32	7,933	6,350
	Union Electric Co.	5.300%	8/1/37	4,189	4,144
	Union Electric Co.	8.450%	3/15/39	2,100	2,762
	Union Electric Co.	3.900%	9/15/42	5,911	4,822
	Union Electric Co.	3.650%	4/15/45	8,785	6,804
	Union Electric Co.	4.000%	4/1/48	11,580	9,490
	Union Electric Co.	3.250%	10/1/49	7,426	5,247
	Union Electric Co.	2.625%	3/15/51	5,703	3,656
	Union Electric Co.	3.900%	4/1/52	3,891	3,169
	Union Electric Co.	5.450%	3/15/53	7,550	7,701
	United Utilities plc	6.875%	8/15/28	3,102	3,347
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,210	4,975
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	18,393	17,537
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	6,016	5,571
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	33,306	31,556
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	22,398	21,234
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	4,645	4,130
	Virginia Electric & Power Co.	2.300%	11/15/31	4,598	3,746
	Virginia Electric & Power Co.	2.400%	3/30/32	8,540	7,001
	Virginia Electric & Power Co.	5.000%	4/1/33	8,155	8,062
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	8,887	9,277
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	8,787	9,114
	Virginia Electric & Power Co.	6.350%	11/30/37	5,985	6,345
	Virginia Electric & Power Co.	8.875%	11/15/38	3,751	4,986
	Virginia Electric & Power Co.	4.000%	1/15/43	11,050	9,128
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	7,783	6,891
	Virginia Electric & Power Co.	4.450%	2/15/44	13,076	11,245
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	9,450	7,758
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	5,893	4,684
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	8,886	6,938
	Virginia Electric & Power Co.	4.600%	12/1/48	8,635	7,677
	Virginia Electric & Power Co.	3.300%	12/1/49	1,990	1,429
	Virginia Electric & Power Co.	2.450%	12/15/50	15,876	9,535
	Virginia Electric & Power Co.	2.950%	11/15/51	26,480	17,699
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	9,699	8,576
	Virginia Electric & Power Co.	5.450%	4/1/53	10,740	10,780

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Washington Gas Light Co.	3.796%	9/15/46	5,300	4,087
[3]	Washington Gas Light Co.	3.650%	9/15/49	6,935	5,194
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,301
	WEC Energy Group Inc.	5.000%	9/27/25	2,750	2,725
	WEC Energy Group Inc.	4.750%	1/9/26	4,770	4,701
	WEC Energy Group Inc.	5.150%	10/1/27	2,669	2,668
	WEC Energy Group Inc.	1.375%	10/15/27	6,806	5,816
	WEC Energy Group Inc.	4.750%	1/15/28	4,913	4,805
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,218
	WEC Energy Group Inc.	1.800%	10/15/30	8,465	6,737
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,833
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,545	3,898
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,310	7,170
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	804
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,189
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,245	3,668
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,450	2,275
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,369	3,918
	Wisconsin Power & Light Co.	4.950%	4/1/33	4,000	3,956
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,625
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,995	3,766
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,245	2,251
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,640	2,829
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,710	5,152
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,815	1,307
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,045	4,001
	Xcel Energy Inc.	3.300%	6/1/25	7,555	7,238
	Xcel Energy Inc.	3.350%	12/1/26	5,787	5,433
	Xcel Energy Inc.	1.750%	3/15/27	4,272	3,781
	Xcel Energy Inc.	4.000%	6/15/28	7,098	6,775
	Xcel Energy Inc.	2.600%	12/1/29	10,824	9,263
	Xcel Energy Inc.	3.400%	6/1/30	17,978	16,017
	Xcel Energy Inc.	2.350%	11/15/31	4,487	3,570
	Xcel Energy Inc.	4.600%	6/1/32	8,910	8,432
	Xcel Energy Inc.	6.500%	7/1/36	9,088	9,713
	Xcel Energy Inc.	3.500%	12/1/49	8,576	6,223
					6,886,430
Total Corporate Bonds (Cost $89,662,964)					79,818,362
Sovereign Bonds (3.6%)
[3]	African Development Bank	0.875%	3/23/26	39,466	35,662
[3]	African Development Bank	0.875%	7/22/26	31,563	28,202
[3]	African Development Bank	4.375%	11/3/27	45,810	45,856
	African Development Bank	4.375%	3/14/28	26,125	26,199
[3]	Asian Development Bank	4.125%	9/27/24	29,947	29,484
[3]	Asian Development Bank	0.625%	10/8/24	37,460	35,311
	Asian Development Bank	1.500%	10/18/24	56,586	53,900
[3]	Asian Development Bank	2.000%	1/22/25	20,079	19,131
[3]	Asian Development Bank	2.125%	3/19/25	3,485	3,315
	Asian Development Bank	0.625%	4/29/25	53,271	49,206
[3]	Asian Development Bank	2.875%	5/6/25	55,040	52,958
[3]	Asian Development Bank	4.625%	6/13/25	17,725	17,600
[3]	Asian Development Bank	0.375%	9/3/25	77,054	70,071
	Asian Development Bank	4.250%	1/9/26	58,850	58,229
[3]	Asian Development Bank	0.500%	2/4/26	69,485	62,496
[3]	Asian Development Bank	1.000%	4/14/26	31,203	28,277
[3]	Asian Development Bank	2.000%	4/24/26	14,355	13,374
[3]	Asian Development Bank	1.750%	8/14/26	2,785	2,561
[3]	Asian Development Bank	2.625%	1/12/27	23,577	22,155
[3]	Asian Development Bank	1.500%	1/20/27	56,180	50,717
	Asian Development Bank	6.220%	8/15/27	1,380	1,465
[3]	Asian Development Bank	3.125%	8/20/27	33,804	32,290
[3]	Asian Development Bank	2.500%	11/2/27	42,016	39,033
[3]	Asian Development Bank	2.750%	1/19/28	26,612	24,952
[3]	Asian Development Bank	3.750%	4/25/28	37,800	36,962
[3]	Asian Development Bank	1.250%	6/9/28	10,615	9,204
	Asian Development Bank	5.820%	6/16/28	4,350	4,623
[3]	Asian Development Bank	3.125%	9/26/28	12,275	11,624
[3]	Asian Development Bank	1.750%	9/19/29	40,837	35,502
[3]	Asian Development Bank	1.875%	1/24/30	24,313	21,159
[3]	Asian Development Bank	0.750%	10/8/30	27,400	21,662
[3]	Asian Development Bank	1.500%	3/4/31	32,480	27,013
	Asian Development Bank	3.125%	4/27/32	24,820	23,231
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asian Development Bank	3.875%	9/28/32	18,060	17,880
[3]	Asian Development Bank	4.000%	1/12/33	30,125	30,109
[3]	Asian Development Bank	3.875%	6/14/33	26,675	26,383
	Asian Infrastructure Investment Bank	0.500%	5/28/25	21,245	19,447
	Asian Infrastructure Investment Bank	3.375%	6/29/25	17,390	16,796
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,890	36,598
	Asian Infrastructure Investment Bank	3.750%	9/14/27	25,905	25,188
	Asian Infrastructure Investment Bank	4.000%	1/18/28	31,700	31,093
	Canadian Government Bond	1.625%	1/22/25	43,338	41,089
	Canadian Government Bond	2.875%	4/28/25	35,055	33,759
	Canadian Government Bond	0.750%	5/19/26	57,880	51,941
	Canadian Government Bond	3.750%	4/26/28	38,945	38,145
	Corp. Andina de Fomento	1.250%	10/26/24	19,690	18,520
	Corp. Andina de Fomento	1.625%	9/23/25	7,910	7,283
	Corp. Andina de Fomento	5.250%	11/21/25	31,275	31,100
	Corp. Andina de Fomento	4.750%	4/1/26	11,470	11,267
	Corp. Andina de Fomento	2.250%	2/8/27	9,975	8,963
	Council of Europe Development Bank	1.375%	2/27/25	13,745	12,935
	Council of Europe Development Bank	3.000%	6/16/25	9,998	9,616
	Council of Europe Development Bank	3.750%	5/25/26	15,650	15,283
	Council of Europe Development Bank	0.875%	9/22/26	19,292	17,150
	Council of Europe Development Bank	3.625%	1/26/28	19,400	18,868
	Equinor ASA	3.250%	11/10/24	18,322	17,793
	Equinor ASA	2.875%	4/6/25	17,178	16,471
	Equinor ASA	1.750%	1/22/26	24,379	22,499
	Equinor ASA	3.000%	4/6/27	8,510	7,965
	Equinor ASA	7.250%	9/23/27	7,475	8,177
	Equinor ASA	3.625%	9/10/28	18,956	18,092
[7]	Equinor ASA	6.500%	12/1/28	975	1,044
	Equinor ASA	3.125%	4/6/30	27,630	25,329
	Equinor ASA	2.375%	5/22/30	11,111	9,669
	Equinor ASA	3.625%	4/6/40	9,256	7,761
	Equinor ASA	5.100%	8/17/40	9,661	9,686
	Equinor ASA	4.250%	11/23/41	11,799	10,591
	Equinor ASA	3.950%	5/15/43	14,567	12,516
	Equinor ASA	4.800%	11/8/43	11,020	10,542
	Equinor ASA	3.250%	11/18/49	27,057	20,317
	Equinor ASA	3.700%	4/6/50	32,184	26,191
	European Bank for Reconstruction & Development	1.625%	9/27/24	8,760	8,372
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	6,535	6,170
	European Bank for Reconstruction & Development	0.500%	5/19/25	35,727	32,850
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	33,835	30,620
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,694	37,543
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	13,925	13,991
	European Investment Bank	0.375%	7/24/24	20,000	18,970
	European Investment Bank	2.500%	10/15/24	28,245	27,264
	European Investment Bank	1.875%	2/10/25	75,016	71,285
	European Investment Bank	1.625%	3/14/25	70,143	66,239
	European Investment Bank	0.625%	7/25/25	84,665	77,734
	European Investment Bank	2.750%	8/15/25	40,889	39,169
	European Investment Bank	0.375%	12/15/25	58,916	53,092
	European Investment Bank	0.375%	3/26/26	57,478	51,294
	European Investment Bank	2.125%	4/13/26	56,211	52,596
	European Investment Bank	0.750%	10/26/26	5,863	5,191
[3]	European Investment Bank	1.375%	3/15/27	42,100	37,740
	European Investment Bank	2.375%	5/24/27	18,711	17,350
	European Investment Bank	0.625%	10/21/27	3,544	3,041
	European Investment Bank	3.250%	11/15/27	21,280	20,428
	European Investment Bank	3.875%	3/15/28	63,335	62,327

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	1.750%	3/15/29	500	438
	European Investment Bank	1.625%	10/9/29	15,861	13,743
	European Investment Bank	0.875%	5/17/30	11,380	9,236
	European Investment Bank	3.625%	7/15/30	58,550	56,899
	European Investment Bank	0.750%	9/23/30	23,535	18,780
	European Investment Bank	1.250%	2/14/31	9,511	7,814
	European Investment Bank	3.750%	2/14/33	31,361	30,895
	European Investment Bank	4.875%	2/15/36	31,185	33,495
[8]	Export Development Canada	3.375%	8/26/25	35,000	33,957
[8]	Export Development Canada	4.375%	6/29/26	39,275	39,009
[8]	Export Development Canada	3.000%	5/25/27	26,100	24,741
[8]	Export Development Canada	3.875%	2/14/28	28,150	27,654
	Export-Import Bank of Korea	4.000%	9/15/24	11,437	11,220
	Export-Import Bank of Korea	2.875%	1/21/25	4,678	4,501
	Export-Import Bank of Korea	1.875%	2/12/25	16,200	15,321
	Export-Import Bank of Korea	3.250%	11/10/25	6,980	6,646
	Export-Import Bank of Korea	4.875%	1/11/26	7,100	7,007
	Export-Import Bank of Korea	0.625%	2/9/26	4,025	3,565
	Export-Import Bank of Korea	2.625%	5/26/26	31,567	29,216
	Export-Import Bank of Korea	3.250%	8/12/26	1,789	1,678
	Export-Import Bank of Korea	1.625%	1/18/27	7,940	7,113
	Export-Import Bank of Korea	2.375%	4/21/27	1,380	1,263
	Export-Import Bank of Korea	4.250%	9/15/27	11,765	11,499
	Export-Import Bank of Korea	5.000%	1/11/28	13,625	13,701
	Export-Import Bank of Korea	1.250%	9/21/30	25,575	20,292
	Export-Import Bank of Korea	1.375%	2/9/31	6,060	4,803
	Export-Import Bank of Korea	2.125%	1/18/32	12,814	10,542
	Export-Import Bank of Korea	4.500%	9/15/32	6,460	6,373
	Export-Import Bank of Korea	5.125%	1/11/33	9,100	9,396
	Export-Import Bank of Korea	2.500%	6/29/41	13,895	10,298
[3]	Hong Kong Government International Bond	1.750%	11/24/31	1,840	1,532
[3]	Hydro-Quebec	8.050%	7/7/24	10,223	10,438
[3]	Hydro-Quebec	8.500%	12/1/29	5,546	6,662
	Inter-American Development Bank	3.250%	7/1/24	17,613	17,230
	Inter-American Development Bank	0.500%	9/23/24	34,633	32,645
	Inter-American Development Bank	2.125%	1/15/25	37,089	35,429
[3]	Inter-American Development Bank	1.750%	3/14/25	45,750	43,262
	Inter-American Development Bank	0.875%	4/3/25	38,472	35,783
	Inter-American Development Bank	7.000%	6/15/25	6,754	6,978
	Inter-American Development Bank	0.625%	7/15/25	66,564	61,120
[3]	Inter-American Development Bank	0.875%	4/20/26	87,649	79,078
[3,5]	Inter-American Development Bank	4.500%	5/15/26	35,400	35,268
[3]	Inter-American Development Bank	2.000%	6/2/26	39,755	36,931
	Inter-American Development Bank	2.000%	7/23/26	27,516	25,490
	Inter-American Development Bank	1.500%	1/13/27	4,700	4,243
	Inter-American Development Bank	2.375%	7/7/27	52,554	48,795
	Inter-American Development Bank	0.625%	9/16/27	40,746	35,025
	Inter-American Development Bank	4.000%	1/12/28	68,800	68,030
	Inter-American Development Bank	1.125%	7/20/28	29,447	25,257
	Inter-American Development Bank	3.125%	9/18/28	44,006	41,614
	Inter-American Development Bank	2.250%	6/18/29	24,595	22,014
[3]	Inter-American Development Bank	1.125%	1/13/31	36,465	29,496
[3]	Inter-American Development Bank	3.500%	4/12/33	30,328	29,119
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Inter-American Development Bank	3.875%	10/28/41	7,370	6,936
	Inter-American Development Bank	3.200%	8/7/42	11,932	10,158
	Inter-American Development Bank	4.375%	1/24/44	12,362	12,366
	Inter-American Investment Corp.	4.125%	2/15/28	15,600	15,363
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	59,995	57,402
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	77,806	74,939
	International Bank for Reconstruction & Development	1.625%	1/15/25	43,504	41,249
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	8,628	8,222
	International Bank for Reconstruction & Development	0.750%	3/11/25	22,963	21,364
	International Bank for Reconstruction & Development	0.625%	4/22/25	95,184	87,994
	International Bank for Reconstruction & Development	0.375%	7/28/25	93,716	85,546
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	35,227	33,605
	International Bank for Reconstruction & Development	0.500%	10/28/25	99,377	90,222
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	16,037	15,461
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,148
	International Bank for Reconstruction & Development	0.875%	7/15/26	37,069	33,203
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	9,719	8,928
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	33,764	31,357
	International Bank for Reconstruction & Development	0.750%	11/24/27	62,608	53,801
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	36,562	32,026
	International Bank for Reconstruction & Development	3.500%	7/12/28	64,905	62,684
	International Bank for Reconstruction & Development	1.125%	9/13/28	33,930	29,008
	International Bank for Reconstruction & Development	3.625%	9/21/29	41,055	39,875
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	18,345	15,915
	International Bank for Reconstruction & Development	3.875%	2/14/30	48,335	47,609
	International Bank for Reconstruction & Development	0.875%	5/14/30	28,067	22,647
	International Bank for Reconstruction & Development	0.750%	8/26/30	55,220	43,790
	International Bank for Reconstruction & Development	1.250%	2/10/31	60,335	49,271
	International Bank for Reconstruction & Development	1.625%	11/3/31	107,300	89,808
	International Bank for Reconstruction & Development	2.500%	3/29/32	35,923	32,123
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	11,323	11,867
[3]	International Finance Corp.	1.375%	10/16/24	24,765	23,557
[3]	International Finance Corp.	0.375%	7/16/25	8,437	7,719
[3]	International Finance Corp.	2.125%	4/7/26	25,162	23,529
	International Finance Corp.	0.750%	8/27/30	12,345	9,796
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	5,187	5,182
[3,9]	Japan Bank for International Cooperation	3.375%	7/31/23	1,650	1,648
[3,9]	Japan Bank for International Cooperation	1.750%	10/17/24	14,093	13,426
[3,9]	Japan Bank for International Cooperation	2.125%	2/10/25	37,819	35,916
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	2,075	1,987
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	34,593	31,616

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	Japan Bank for International Cooperation	2.750%	1/21/26	11,956	11,326
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	33,400	32,847
[3,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,796	2,609
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	17,425	17,121
[3,9]	Japan Bank for International Cooperation	2.250%	11/4/26	30,357	27,860
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	35,087	32,638
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	9,622	8,973
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	32,170	29,738
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	15,269	14,301
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	22,490	21,262
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	26,053	22,754
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	12,908	11,097
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	16,660	13,188
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	18,657	15,430
[9]	Japan International Cooperation Agency	2.750%	4/27/27	11,960	11,070
[9]	Japan International Cooperation Agency	3.250%	5/25/27	29,600	27,828
[9]	Japan International Cooperation Agency	4.000%	5/23/28	9,350	9,080
[9]	Japan International Cooperation Agency	3.375%	6/12/28	5,165	4,861
[9]	Japan International Cooperation Agency	1.000%	7/22/30	6,760	5,315
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	2,939
[10]	KFW	1.375%	8/5/24	39,356	37,658
[10]	KFW	0.500%	9/20/24	71,497	67,407
[10]	KFW	2.500%	11/20/24	69,206	66,635
[10]	KFW	1.250%	1/31/25	63,608	59,844
[10]	KFW	2.000%	5/2/25	26,016	24,642
[10]	KFW	0.375%	7/18/25	104,210	95,148
[10]	KFW	0.625%	1/22/26	93,623	84,570
[10]	KFW	3.625%	4/1/26	43,235	42,133
[10]	KFW	1.000%	10/1/26	59,544	53,281
[10]	KFW	3.000%	5/20/27	35,170	33,373
[10]	KFW	3.750%	2/15/28	56,075	54,854
[10]	KFW	2.875%	4/3/28	26,739	25,150
[10]	KFW	3.875%	6/15/28	56,175	55,358
[10]	KFW	1.750%	9/14/29	18,124	15,850
[10]	KFW	0.750%	9/30/30	33,480	26,613
[10]	KFW	0.000%	4/18/36	21,842	12,979
[10]	KFW	0.000%	6/29/37	41,785	23,580
	Korea Development Bank	2.125%	10/1/24	6,845	6,563
	Korea Development Bank	0.750%	1/25/25	11,105	10,333
	Korea Development Bank	3.375%	9/16/25	3,665	3,512
	Korea Development Bank	0.800%	4/27/26	1,850	1,629
	Korea Development Bank	2.000%	9/12/26	4,820	4,341
	Korea Development Bank	1.375%	4/25/27	8,355	7,354
	Korea Development Bank	4.375%	2/15/28	29,075	28,511
	Korea Development Bank	1.625%	1/19/31	14,000	11,290
	Korea Development Bank	2.000%	10/25/31	10,481	8,550
	Korea Development Bank	4.375%	2/15/33	31,850	30,970
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	40,062	38,175
[3,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	17,270	15,853
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	23,731	22,555
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	22,595	20,407
[3,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	19,820	18,201
[3,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	15,978	14,824
[3,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	19,525	19,216
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	29,660	23,680
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordic Investment Bank	0.375%	9/20/24	5,750	5,419
	Nordic Investment Bank	0.375%	9/11/25	27,870	25,337
[3]	Nordic Investment Bank	0.500%	1/21/26	19,470	17,536
	Nordic Investment Bank	4.375%	3/14/28	36,325	36,506
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	18,453	17,400
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	35,660	32,375
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	13,005	12,806
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	23,870	21,428
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,350	17,833
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	24,550	24,488
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	19,144	19,002
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	30,945	30,507
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	17,550	19,020
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	11,320	13,957
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	8,456	7,682
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	50,465	50,405
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	35,814	34,964
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	238	230
[12]	Petroleos Mexicanos	2.378%	4/15/25	565	544
	Province of Alberta	1.875%	11/13/24	31,428	29,967
	Province of Alberta	1.000%	5/20/25	24,005	22,220
	Province of Alberta	3.300%	3/15/28	22,098	20,980
	Province of Alberta	1.300%	7/22/30	45,783	37,220
[3]	Province of British Columbia	1.750%	9/27/24	18,369	17,568
[3]	Province of British Columbia	6.500%	1/15/26	936	969
	Province of British Columbia	2.250%	6/2/26	9,979	9,311
	Province of British Columbia	0.900%	7/20/26	21,379	19,090
	Province of British Columbia	1.300%	1/29/31	18,021	14,597
[5]	Province of British Columbia	4.200%	7/6/33	17,175	17,133
	Province of British Columbia	7.250%	9/1/36	982	1,263
	Province of Manitoba	2.125%	6/22/26	5,983	5,546
[3]	Province of Manitoba	1.500%	10/25/28	11,155	9,618
	Province of New Brunswick	3.625%	2/24/28	6,700	6,422
	Province of Ontario	2.500%	4/27/26	21,413	20,139
	Province of Ontario	2.300%	6/15/26	42,860	39,981
	Province of Ontario	3.100%	5/19/27	42,665	40,339
	Province of Ontario	2.000%	10/2/29	31,020	27,074
	Province of Ontario	1.125%	10/7/30	24,985	20,036
	Province of Ontario	1.600%	2/25/31	46,495	38,271
	Province of Ontario	1.800%	10/14/31	39,640	32,998
[3]	Province of Quebec	2.875%	10/16/24	20,483	19,834
[3]	Province of Quebec	1.500%	2/11/25	17,463	16,457
	Province of Quebec	0.600%	7/23/25	34,748	31,836
	Province of Quebec	2.500%	4/20/26	24,925	23,478
	Province of Quebec	2.750%	4/12/27	46,590	43,535
	Province of Quebec	3.625%	4/13/28	18,860	18,188
[3]	Province of Quebec	7.500%	9/15/29	18,583	21,638
	Province of Quebec	1.350%	5/28/30	19,260	15,893
	Province of Quebec	1.900%	4/21/31	92,155	77,692
	Province of Saskatchewan	3.250%	6/8/27	9,500	9,029
	Republic of Chile	3.125%	3/27/25	3,955	3,832
	Republic of Chile	3.125%	1/21/26	13,128	12,573
[3]	Republic of Chile	2.750%	1/31/27	16,768	15,552
[3]	Republic of Chile	3.240%	2/6/28	29,611	27,831
[3]	Republic of Chile	2.450%	1/31/31	21,803	18,818
[3]	Republic of Chile	2.550%	1/27/32	4,759	4,071
[3]	Republic of Chile	2.550%	7/27/33	38,559	31,533
[3]	Republic of Chile	3.500%	1/31/34	28,227	24,887
[3,5]	Republic of Chile	4.950%	1/5/36	21,200	20,952
[3]	Republic of Chile	3.100%	5/7/41	45,505	34,298
[3]	Republic of Chile	4.340%	3/7/42	26,930	23,943
[3]	Republic of Chile	3.500%	1/25/50	27,201	20,468
[3]	Republic of Chile	4.000%	1/31/52	21,020	17,179
[3,5]	Republic of Chile	5.330%	1/5/54	14,200	14,121
[3]	Republic of Chile	3.100%	1/22/61	18,227	11,930
[3]	Republic of Chile	3.250%	9/21/71	13,303	8,662
	Republic of Finland	6.950%	2/15/26	2,835	2,963
	Republic of Hungary	7.625%	3/29/41	21,386	24,187
[3]	Republic of Indonesia	4.150%	9/20/27	2,252	2,185
	Republic of Indonesia	3.500%	1/11/28	16,337	15,403
[3]	Republic of Indonesia	4.550%	1/11/28	6,198	6,120
	Republic of Indonesia	4.100%	4/24/28	20,217	19,533
	Republic of Indonesia	4.750%	2/11/29	22,667	22,580

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.400%	9/18/29	10,077	9,307
	Republic of Indonesia	2.850%	2/14/30	10,761	9,577
	Republic of Indonesia	3.850%	10/15/30	21,182	19,889
	Republic of Indonesia	1.850%	3/12/31	18,331	14,812
[3]	Republic of Indonesia	2.150%	7/28/31	4,019	3,302
[3]	Republic of Indonesia	3.550%	3/31/32	13,085	11,864
[3]	Republic of Indonesia	4.650%	9/20/32	6,360	6,253
[3]	Republic of Indonesia	4.850%	1/11/33	3,500	3,497
	Republic of Indonesia	4.350%	1/11/48	43,106	38,241
	Republic of Indonesia	5.350%	2/11/49	19,940	20,147
	Republic of Indonesia	3.700%	10/30/49	13,360	10,656
	Republic of Indonesia	3.500%	2/14/50	5,625	4,291
	Republic of Indonesia	4.200%	10/15/50	23,794	20,321
	Republic of Indonesia	3.050%	3/12/51	14,275	10,468
[3]	Republic of Indonesia	4.300%	3/31/52	6,830	5,898
[3]	Republic of Indonesia	5.450%	9/20/52	6,015	6,129
[3]	Republic of Indonesia	5.650%	1/11/53	8,435	8,837
[3]	Republic of Indonesia	3.200%	9/23/61	2,490	1,699
	Republic of Indonesia	4.450%	4/15/70	18,299	15,583
	Republic of Indonesia	3.350%	3/12/71	11,890	8,216
	Republic of Italy	2.375%	10/17/24	35,263	33,686
	Republic of Italy	1.250%	2/17/26	31,828	28,424
	Republic of Italy	2.875%	10/17/29	22,093	19,258
	Republic of Italy	5.375%	6/15/33	31,545	31,418
	Republic of Italy	4.000%	10/17/49	31,950	24,002
	Republic of Italy	3.875%	5/6/51	37,912	27,475
	Republic of Korea	5.625%	11/3/25	2,825	2,835
	Republic of Korea	2.750%	1/19/27	54,327	51,237
	Republic of Korea	3.500%	9/20/28	780	745
	Republic of Korea	2.500%	6/19/29	12,925	11,648
	Republic of Korea	1.000%	9/16/30	11,360	9,160
	Republic of Korea	1.750%	10/15/31	8,525	7,101
	Republic of Korea	4.125%	6/10/44	8,792	8,323
	Republic of Korea	3.875%	9/20/48	7,973	7,145
[3]	Republic of Panama	4.000%	9/22/24	2,207	2,158
[3]	Republic of Panama	3.750%	3/16/25	26,518	25,667
	Republic of Panama	7.125%	1/29/26	14,719	15,339
	Republic of Panama	8.875%	9/30/27	12,504	14,334
[3]	Republic of Panama	3.875%	3/17/28	12,450	11,777
	Republic of Panama	9.375%	4/1/29	11,158	13,433
[3]	Republic of Panama	3.160%	1/23/30	16,325	14,288
[3]	Republic of Panama	2.252%	9/29/32	37,420	28,588
[3]	Republic of Panama	3.298%	1/19/33	3,500	2,922
[3]	Republic of Panama	6.400%	2/14/35	29,485	30,777
[3]	Republic of Panama	6.700%	1/26/36	21,456	22,954
[3]	Republic of Panama	4.500%	5/15/47	9,215	7,342
[3]	Republic of Panama	4.500%	4/16/50	36,043	27,955
[3]	Republic of Panama	4.300%	4/29/53	22,530	16,775
[3]	Republic of Panama	6.853%	3/28/54	10,015	10,460
[3]	Republic of Panama	4.500%	4/1/56	40,603	30,414
[3]	Republic of Panama	3.870%	7/23/60	42,159	27,893
[3]	Republic of Panama	4.500%	1/19/63	18,790	13,748
	Republic of Peru	7.350%	7/21/25	7,559	7,831
[3]	Republic of Peru	2.392%	1/23/26	12,887	12,009
	Republic of Peru	4.125%	8/25/27	6,479	6,315
	Republic of Peru	2.844%	6/20/30	1,334	1,168
[3]	Republic of Peru	2.783%	1/23/31	72,285	61,930
[3]	Republic of Peru	1.862%	12/1/32	12,837	9,890
	Republic of Peru	8.750%	11/21/33	23,409	29,628
[3]	Republic of Peru	3.000%	1/15/34	32,675	27,116
[3]	Republic of Peru	6.550%	3/14/37	16,341	18,317
[3]	Republic of Peru	3.300%	3/11/41	18,467	14,201
	Republic of Peru	5.625%	11/18/50	28,498	29,222
[3]	Republic of Peru	3.550%	3/10/51	16,435	12,282
[3]	Republic of Peru	2.780%	12/1/60	25,203	15,352
[3]	Republic of Peru	3.600%	1/15/72	13,935	9,455
[3]	Republic of Peru	3.230%	7/28/21	15,103	9,108
	Republic of Poland	3.250%	4/6/26	27,953	26,921
[3]	Republic of Poland	5.500%	11/16/27	19,149	19,648
[3]	Republic of Poland	5.750%	11/16/32	19,295	20,246
[3]	Republic of Poland	4.875%	10/4/33	31,865	31,296
[3]	Republic of Poland	5.500%	4/4/53	31,955	32,250
	Republic of the Philippines	9.500%	10/21/24	2,845	3,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	10.625%	3/16/25	26,021	28,500
	Republic of the Philippines	5.500%	3/30/26	18,045	18,400
	Republic of the Philippines	3.229%	3/29/27	6,580	6,219
	Republic of the Philippines	5.170%	10/13/27	13,250	13,482
	Republic of the Philippines	3.000%	2/1/28	18,675	17,344
	Republic of the Philippines	4.625%	7/17/28	3,055	3,064
	Republic of the Philippines	3.750%	1/14/29	23,686	22,642
	Republic of the Philippines	9.500%	2/2/30	21,728	27,394
	Republic of the Philippines	2.457%	5/5/30	13,222	11,418
	Republic of the Philippines	7.750%	1/14/31	29,705	35,141
	Republic of the Philippines	1.648%	6/10/31	9,290	7,378
	Republic of the Philippines	1.950%	1/6/32	6,735	5,395
	Republic of the Philippines	6.375%	1/15/32	11,370	12,651
	Republic of the Philippines	3.556%	9/29/32	9,365	8,536
	Republic of the Philippines	5.609%	4/13/33	11,435	12,121
	Republic of the Philippines	5.000%	7/17/33	15,880	16,148
	Republic of the Philippines	6.375%	10/23/34	33,418	37,320
	Republic of the Philippines	5.000%	1/13/37	6,515	6,508
	Republic of the Philippines	3.950%	1/20/40	34,971	30,376
	Republic of the Philippines	3.700%	3/1/41	23,513	19,526
	Republic of the Philippines	3.700%	2/2/42	27,050	22,448
	Republic of the Philippines	2.950%	5/5/45	23,537	16,913
	Republic of the Philippines	2.650%	12/10/45	14,480	9,777
	Republic of the Philippines	3.200%	7/6/46	28,794	21,346
	Republic of the Philippines	4.200%	3/29/47	5,830	5,029
	Republic of the Philippines	5.950%	10/13/47	12,995	14,241
	Republic of the Philippines	5.500%	1/17/48	14,815	15,388
	State of Israel	2.875%	3/16/26	13,270	12,578
	State of Israel	3.250%	1/17/28	8,780	8,201
	State of Israel	2.500%	1/15/30	3,522	3,083
	State of Israel	2.750%	7/3/30	8,245	7,285
	State of Israel	4.500%	1/17/33	40,850	40,133
	State of Israel	4.500%	1/30/43	18,147	16,667
	State of Israel	4.125%	1/17/48	13,465	11,533
	State of Israel	3.375%	1/15/50	34,819	26,212
	State of Israel	3.875%	7/3/50	17,157	14,122
	State of Israel	4.500%	4/3/20	16,680	13,488
[3]	Svensk Exportkredit AB	0.375%	7/30/24	13,877	13,131
	Svensk Exportkredit AB	0.625%	10/7/24	19,000	17,884
[3]	Svensk Exportkredit AB	0.625%	5/14/25	29,805	27,399
[3]	Svensk Exportkredit AB	4.000%	7/15/25	15,450	15,143
	Svensk Exportkredit AB	0.500%	8/26/25	42,828	38,947
[3]	Svensk Exportkredit AB	4.625%	11/28/25	22,507	22,349
[3]	Svensk Exportkredit AB	4.375%	2/13/26	22,435	22,166
[3]	Svensk Exportkredit AB	2.250%	3/22/27	13,062	11,985
	Svensk Exportkredit AB	4.125%	6/14/28	15,500	15,306
[3]	Svensk Exportkredit AB	0.000%	5/11/37	200	103
[3]	United Mexican States	3.900%	4/27/25	17,012	16,746
	United Mexican States	4.125%	1/21/26	33,110	32,498
	United Mexican States	4.150%	3/28/27	33,560	32,891
	United Mexican States	3.750%	1/11/28	35,016	33,318
[3]	United Mexican States	5.400%	2/9/28	16,490	16,765
	United Mexican States	4.500%	4/22/29	38,473	37,354
[3]	United Mexican States	3.250%	4/16/30	29,860	26,603
[3]	United Mexican States	2.659%	5/24/31	40,751	33,912
[3]	United Mexican States	8.300%	8/15/31	3,855	4,558
[3]	United Mexican States	4.750%	4/27/32	8,861	8,463
[3]	United Mexican States	7.500%	4/8/33	15,440	17,531
[3]	United Mexican States	4.875%	5/19/33	31,325	29,937
[3]	United Mexican States	3.500%	2/12/34	36,741	30,795
[3]	United Mexican States	6.750%	9/27/34	4,588	4,987
[3]	United Mexican States	6.350%	2/9/35	36,030	37,924
	United Mexican States	6.050%	1/11/40	38,244	38,840
[3]	United Mexican States	4.280%	8/14/41	29,412	24,322
[3]	United Mexican States	4.750%	3/8/44	50,529	43,371
	United Mexican States	5.550%	1/21/45	6,318	6,038
	United Mexican States	4.600%	1/23/46	34,009	28,335
	United Mexican States	4.350%	1/15/47	28,895	23,187
	United Mexican States	4.600%	2/10/48	31,300	25,820
[3]	United Mexican States	4.500%	1/31/50	28,375	23,157
[3]	United Mexican States	5.000%	4/27/51	19,985	17,362
[3]	United Mexican States	4.400%	2/12/52	32,280	25,505
[3]	United Mexican States	6.338%	5/4/53	39,785	40,618

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	3.771%	5/24/61	56,962	38,775
[3]	United Mexican States	5.750%	10/12/10	30,168	26,962
Total Sovereign Bonds (Cost $11,550,662)					10,574,670
Taxable Municipal Bonds (0.6%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,845	1,791
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	4,750	3,666
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,518
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,460
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,899
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,077
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	8,475	9,129
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	1,927
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	12,735
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	4,801
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	21,329
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	8,055
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	13,274
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,775
	California Earthquake Authority Revenue	5.603%	7/1/27	4,340	4,339
	California GO	3.375%	4/1/25	5,450	5,273
	California GO	2.650%	4/1/26	5,000	4,701
	California GO	1.700%	2/1/28	5,150	4,517
	California GO	3.500%	4/1/28	7,635	7,248
	California GO	3.050%	4/1/29	600	551
	California GO	2.500%	10/1/29	9,035	7,971
	California GO	1.750%	11/1/30	5,000	4,095
	California GO	6.000%	3/1/33	5,000	5,492
	California GO	4.500%	4/1/33	11,590	11,401
	California GO	7.500%	4/1/34	32,655	39,764
	California GO	4.600%	4/1/38	17,500	16,776
	California GO	7.550%	4/1/39	41,470	52,244
	California GO	7.300%	10/1/39	13,946	16,839
	California GO	7.350%	11/1/39	21,775	26,488
	California GO	7.625%	3/1/40	16,025	20,143
	California GO	7.600%	11/1/40	16,105	20,561
	California GO	5.200%	3/1/43	5,600	5,537
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	1,000	921
	California State Taxable Various Purpose GO	5.125%	3/1/38	5,600	5,628
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,811
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,339
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,840
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	3,004
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	4,210
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,480
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,644
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	8,029
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,996
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	4,078
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	8,675
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,940	7,866
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,500	1,700
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,557
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	7,944
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	4,898
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,568
	Connecticut GO	5.090%	10/1/30	8,770	8,665
	Connecticut GO	5.850%	3/15/32	7,595	8,075
	Cook County IL GO	6.229%	11/15/34	4,650	5,044
	Dallas County TX Hospital District GO	5.621%	8/15/44	2,100	2,248
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,360
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	4,117
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	5,093
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,787
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,855
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,452
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,646
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	9,353
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	5,915
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	4,313
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	5,189
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	45	44
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	18,927
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,216
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	14,157

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	4,007
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	15,088	17,221
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,380	7,306
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,528	3,732
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,929
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	2,970
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,448
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,432
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,568
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,531
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,845	5,382
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	4,690	4,249
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,445
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	20,076
	Great Lakes MI Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	827
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	3,311
	Houston TX GO	6.290%	3/1/32	11,470	12,101
	Houston TX GO	3.961%	3/1/47	1,330	1,179
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,744
	Illinois GO	5.100%	6/1/33	87,184	85,676
	Illinois GO	6.630%	2/1/35	2,705	2,822
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,416
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	4,001
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,165
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,250	1,235
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,835
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,324
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	1,888
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	865
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,418
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,486
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	8,387
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,150	6,807
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	10,722
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,774
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,829
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	4,216
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,254
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	6,262
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,134
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	15,527
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	19,775
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	8,737
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,764
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	3,225	2,485
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	8,620	8,299
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	5,700	5,685
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	9,079
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,900	4,935
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,093
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,488
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	14,980	15,279
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	2,928
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,672
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	2,483
	Massachusetts GO	4.500%	8/1/31	400	390
	Massachusetts GO	5.456%	12/1/39	5,350	5,629
	Massachusetts GO	2.514%	7/1/41	13,650	10,159
	Massachusetts GO	2.813%	9/1/43	10,415	7,764
	Massachusetts GO	2.900%	9/1/49	5,415	3,870

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,529
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,336
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,288
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,126
	Massachusetts SO Revenue	4.110%	7/15/31	11,200	10,876
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,556
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	2,730
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,583
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	8,115
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,546
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	1,637
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	3,866
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,038
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	4,777
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,351
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,429
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	4,000	3,065
	Mississippi GO	5.245%	11/1/34	1,375	1,415
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,682
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,636
	National Finance Authority NH Revenue	3.300%	4/1/32	4,400	3,424
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,702
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	12,162
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	9,314
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,060	3,512
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	23,360
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	29,528
	New York City NY GO	5.517%	10/1/37	9,550	10,005
	New York City NY GO	6.271%	12/1/37	3,200	3,564
	New York City NY GO	5.263%	10/1/52	1,900	2,012
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,484
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	406
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,291
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,198
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	5,004
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	21,556
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,465	4,691
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	8,895
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	1,929
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,053
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	779
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,350	9,427
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	24,997
New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	9,254
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	8,600	6,760
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,168
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,260
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	917
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	7,686
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	4,242
New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	1,665
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	3,739
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,042
North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,475
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	13,476
Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	9,231
Ohio State University General Receipts Revenue	3.798%	12/1/46	5,285	4,392
Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,543
Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,351
Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	4,629	4,472

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,657
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,525
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	6,633
	Oregon GO	5.892%	6/1/27	5,430	5,538
[15]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,206
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,605
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,632
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,887
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,634
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	2,717
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,736
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	5,560	5,971
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,913
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	6,160
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,637
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,941
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	12,100	9,072
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,314
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,700	2,758
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,793
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	26,421
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,252
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,734
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,892
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,974
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,825	3,282
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	883
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,462
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,056
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,470
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	3,990
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,296
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,834
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,667
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,834
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,460
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	7,357
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,839
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	945
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	4,258
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	13,181
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	5,438
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	6,373
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,286
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,250	8,623
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	9,674
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,617	2,598
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	879
	Texas GO	5.517%	4/1/39	17,465	18,715
	Texas GO	3.211%	4/1/44	6,000	4,878
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	19,655	19,727
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	21,910	22,549
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	12,018
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,874
	Texas Transportation Commission GO	2.562%	4/1/42	9,375	7,135
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	8,678
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,578
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	9,230
[15]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,147
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,376
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	16,247
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	3,005
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	5,128
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,341
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,724
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,408
	University of California Revenue	0.883%	5/15/25	4,075	3,773
	University of California Revenue	3.063%	7/1/25	12,062	11,610
	University of California Revenue	1.316%	5/15/27	15,685	13,907
	University of California Revenue	1.614%	5/15/30	10,355	8,501
	University of California Revenue	5.946%	5/15/45	13,025	14,203
	University of California Revenue	3.071%	5/15/51	7,540	5,324

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	4.858%	5/15/12	17,290	15,359
	University of California Revenue	4.767%	5/15/15	6,058	5,280
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,855
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,913
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,473
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,783
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	4,110
[14]	University of Oregon Revenue	3.424%	3/1/60	7,680	5,701
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	9,992
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	3,011
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,575
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,381
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,709
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,336
	University of Virginia Revenue	2.256%	9/1/50	19,425	12,062
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,782
	University of Virginia Revenue	3.227%	9/1/19	1,395	874
	Utah GO	4.554%	7/1/24	880	872
	Utah GO	3.539%	7/1/25	6,585	6,459
	Washington GO	5.140%	8/1/40	4,410	4,486
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	3,800	2,723
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	835	841
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	2,919
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,687
Total Taxable Municipal Bonds (Cost $2,141,127)					1,930,128
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[17]	Vanguard Market Liquidity Fund (Cost $1,796,264)	5.150%	17,967,511	1,796,392
Total Investments (99.8%) (Cost $329,321,509)				296,782,248
Other Assets and Liabilities—Net (0.2%)				549,341
Net Assets (100%)				297,331,589
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,438,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $852,488,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $327,525,245)	294,985,856
Affiliated Issuers (Cost $1,796,264)	1,796,392
Total Investments in Securities	296,782,248
Investment in Vanguard	10,459
Receivables for Investment Securities Sold	2,732,459
Receivables for Accrued Income	1,963,757
Receivables for Capital Shares Issued	295,017
Other Assets	227
Total Assets	301,784,167
Liabilities
Due to Custodian	2,092
Payables for Investment Securities Purchased	4,241,759
Payables for Capital Shares Redeemed	168,073
Payables for Distributions	36,330
Payables to Vanguard	4,324
Total Liabilities	4,452,578
Net Assets	297,331,589

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	334,869,553
Total Distributable Earnings (Loss)	(37,537,964)
Net Assets	297,331,589

Investor Shares—Net Assets
Applicable to 73,659,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	703,677
Net Asset Value Per Share—Investor Shares	$9.55

ETF Shares—Net Assets
Applicable to 1,300,923,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,426,591
Net Asset Value Per Share—ETF Shares	$72.58

Admiral Shares—Net Assets
Applicable to 10,189,169,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,335,336
Net Asset Value Per Share—Admiral Shares	$9.55

Institutional Shares—Net Assets
Applicable to 4,411,483,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,142,044
Net Asset Value Per Share—Institutional Shares	$9.55

Institutional Plus Shares—Net Assets
Applicable to 3,332,449,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,834,161
Net Asset Value Per Share—Institutional Plus Shares	$9.55

Institutional Select Shares—Net Assets
Applicable to 3,233,595,729 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,889,780
Net Asset Value Per Share—Institutional Select Shares	$9.55
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	4,360,793
Total Income	4,360,793
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,752
Management and Administrative—Investor Shares	549
Management and Administrative—ETF Shares	9,338
Management and Administrative—Admiral Shares	19,969
Management and Administrative—Institutional Shares	5,877
Management and Administrative—Institutional Plus Shares	3,582
Management and Administrative—Institutional Select Shares	1,150
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—ETF Shares	2,205
Marketing and Distribution—Admiral Shares	2,706
Marketing and Distribution—Institutional Shares	763
Marketing and Distribution—Institutional Plus Shares	560
Marketing and Distribution—Institutional Select Shares	41
Custodian Fees	310
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	911
Shareholders’ Reports—Admiral Shares	400
Shareholders’ Reports—Institutional Shares	193
Shareholders’ Reports—Institutional Plus Shares	81
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	75
Other Expenses	23
Total Expenses	51,506
Expenses Paid Indirectly	(59)
Net Expenses	51,447
Net Investment Income	4,309,346
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(1,725,957)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	3,757,373
Net Increase (Decrease) in Net Assets Resulting from Operations	6,340,762
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,699,000, ($58,000), and ($75,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,194,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,309,346	6,877,411
Realized Net Gain (Loss)	(1,725,957)	(3,152,369)
Change in Unrealized Appreciation (Depreciation)	3,757,373	(45,359,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,340,762	(41,634,568)
Distributions
Investor Shares	(11,084)	(21,776)
ETF Shares	(1,096,989)	(2,034,249)
Admiral Shares	(1,430,612)	(2,499,809)
Institutional Shares	(619,994)	(1,071,561)
Institutional Plus Shares	(453,476)	(776,365)
Institutional Select Shares	(455,917)	(679,137)
Total Distributions	(4,068,072)	(7,082,897)
Capital Share Transactions
Investor Shares	(98,004)	(211,020)
ETF Shares	8,707,523	14,259,135
Admiral Shares	2,030,944	(4,173,267)
Institutional Shares	1,018,198	(914,912)
Institutional Plus Shares	2,966,801	(2,244,342)
Institutional Select Shares	1,843,494	4,261,911
Net Increase (Decrease) from Capital Share Transactions	16,468,956	10,977,505
Total Increase (Decrease)	18,741,646	(37,739,960)
Net Assets
Beginning of Period	278,589,943	316,329,903
End of Period	297,331,589	278,589,943
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.137	.228	.202	.247	.294	.279
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.702)	(.407)	.589	.597	(.296)
Total from Investment Operations	.207	(1.474)	(.205)	.836	.891	(.017)
Distributions
Dividends from Net Investment Income	(.137)	(.228)	(.201)	(.247)	(.291)	(.280)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.137)	(.236)	(.225)	(.266)	(.291)	(.283)
Net Asset Value, End of Period	$9.55	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return[2]	2.18%	-13.25%	-1.77%	7.61%	8.61%	-0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$704	$795	$1,169	$1,606	$1,546	$4,250
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.26%	1.78%	2.15%	2.74%	2.68%
Portfolio Turnover Rate[4,5]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$71.83	$84.77	$88.03	$83.71	$79.16	$81.46
Investment Operations
Net Investment Income[1]	1.084	1.830	1.623	1.962	2.295	2.209
Net Realized and Unrealized Gain (Loss) on Investments	.556	(12.903)	(3.085)	4.455	4.535	(2.280)
Total from Investment Operations	1.640	(11.073)	(1.462)	6.417	6.830	(.071)
Distributions
Dividends from Net Investment Income	(.890)	(1.808)	(1.615)	(1.954)	(2.280)	(2.210)
Distributions from Realized Capital Gains	—	(.059)	(.183)	(.143)	—	(.019)
Total Distributions	(.890)	(1.867)	(1.798)	(2.097)	(2.280)	(2.229)
Net Asset Value, End of Period	$72.58	$71.83	$84.77	$88.03	$83.71	$79.16
Total Return	2.28%	-13.15%	-1.66%	7.71%	8.71%	-0.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,427	$84,879	$84,254	$68,245	$48,456	$36,528
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.41%	1.89%	2.25%	2.78%	2.79%
Portfolio Turnover Rate[3,4]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.142	.239	.213	.258	.301	.290
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.703)	(.407)	.590	.601	(.297)
Total from Investment Operations	.212	(1.464)	(.194)	.848	.902	(.007)
Distributions
Dividends from Net Investment Income	(.142)	(.238)	(.212)	(.259)	(.302)	(.290)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.142)	(.246)	(.236)	(.278)	(.302)	(.293)
Net Asset Value, End of Period	$9.55	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return[2]	2.23%	-13.16%	-1.67%	7.72%	8.71%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,335	$94,589	$116,295	$120,909	$107,098	$88,281
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.38%	1.88%	2.25%	2.78%	2.78%
Portfolio Turnover Rate[4,5]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.143	.240	.214	.260	.303	.292
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.702)	(.406)	.590	.601	(.297)
Total from Investment Operations	.213	(1.462)	(.192)	.850	.904	(.005)
Distributions
Dividends from Net Investment Income	(.143)	(.240)	(.214)	(.261)	(.304)	(.292)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.143)	(.248)	(.238)	(.280)	(.304)	(.295)
Net Asset Value, End of Period	$9.55	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	2.24%	-13.15%	-1.65%	7.74%	8.73%	-0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,142	$40,813	$49,162	$53,018	$47,477	$40,728
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.39%	1.90%	2.26%	2.79%	2.79%
Portfolio Turnover Rate[3,4]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.143	.240	.214	.260	.304	.292
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.702)	(.406)	.590	.600	(.297)
Total from Investment Operations	.213	(1.462)	(.192)	.850	.904	(.005)
Distributions
Dividends from Net Investment Income	(.143)	(.240)	(.214)	(.261)	(.304)	(.292)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.143)	(.248)	(.238)	(.280)	(.304)	(.295)
Net Asset Value, End of Period	$9.55	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	2.24%	-13.14%	-1.65%	7.74%	8.74%	-0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,834	$28,670	$36,314	$32,910	$23,679	$19,399
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.40%	1.90%	2.25%	2.80%	2.80%
Portfolio Turnover Rate[3,4]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45	$10.75
Investment Operations
Net Investment Income[1]	.144	.243	.217	.262	.306	.295
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.703)	(.407)	.591	.600	(.298)
Total from Investment Operations	.214	(1.460)	(.190)	.853	.906	(.003)
Distributions
Dividends from Net Investment Income	(.144)	(.242)	(.216)	(.264)	(.306)	(.294)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—	(.003)
Total Distributions	(.144)	(.250)	(.240)	(.283)	(.306)	(.297)
Net Asset Value, End of Period	$9.55	$9.48	$11.19	$11.62	$11.05	$10.45
Total Return	2.25%	-13.13%	-1.63%	7.76%	8.76%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,890	$28,845	$29,135	$26,500	$20,401	$14,821
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.43%	1.92%	2.28%	2.81%	2.82%
Portfolio Turnover Rate[3,4]	18%	40%	69%	79%	31%	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 5%, 12%, 34%, 29%, 10%, and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Total Bond Market Index Fund
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $10,459,000, representing less than 0.01% of the fund’s net assets and 4.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $59,000 (an annual rate of less than 0.01% of average net assets).

Total Bond Market Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	195,506,536	—	195,506,536
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,156,160	—	7,156,160
Corporate Bonds	—	79,818,362	—	79,818,362
Sovereign Bonds	—	10,574,670	—	10,574,670
Taxable Municipal Bonds	—	1,930,128	—	1,930,128
Temporary Cash Investments	1,796,392	—	—	1,796,392
Total	1,796,392	294,985,856	—	296,782,248
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	329,904,601
Gross Unrealized Appreciation	446,855
Gross Unrealized Depreciation	(33,569,208)
Net Unrealized Appreciation (Depreciation)	(33,122,353)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $2,975,489,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $17,036,153,000 of investment securities and sold $7,159,178,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $52,987,758,000 and $46,611,322,000, respectively. Purchases and sales include $7,185,403,000 and $335,872,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total Bond Market Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,955	3,528	61,272	6,061
Issued in Lieu of Cash Distributions	11,084	1,149	21,776	2,185
Redeemed	(143,043)	(14,838)	(294,068)	(28,947)
Net Increase (Decrease)—Investor Shares	(98,004)	(10,161)	(211,020)	(20,701)
ETF Shares
Issued	9,134,469	125,100	18,393,282	240,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(426,946)	(5,800)	(4,134,147)	(53,200)
Net Increase (Decrease)—ETF Shares	8,707,523	119,300	14,259,135	187,700
Admiral Shares
Issued	8,333,389	864,129	17,041,384	1,697,320
Issued in Lieu of Cash Distributions	1,278,507	132,580	2,234,413	224,697
Redeemed	(7,580,952)	(786,320)	(23,449,064)	(2,338,020)
Net Increase (Decrease)—Admiral Shares	2,030,944	210,389	(4,173,267)	(416,003)
Institutional Shares
Issued	4,508,254	467,532	9,168,817	921,252
Issued in Lieu of Cash Distributions	585,568	60,724	1,006,172	101,205
Redeemed	(4,075,624)	(422,436)	(11,089,901)	(1,111,049)
Net Increase (Decrease)—Institutional Shares	1,018,198	105,820	(914,912)	(88,592)
Institutional Plus Shares
Issued	5,145,358	532,690	7,458,042	742,228
Issued in Lieu of Cash Distributions	426,336	44,213	736,297	74,008
Redeemed	(2,604,893)	(269,002)	(10,438,681)	(1,037,562)
Net Increase (Decrease)—Institutional Plus Shares	2,966,801	307,901	(2,244,342)	(221,326)
Institutional Select Shares
Issued	3,493,318	362,366	7,543,651	753,358
Issued in Lieu of Cash Distributions	455,917	47,280	679,137	68,447
Redeemed	(2,105,741)	(219,085)	(3,960,877)	(382,916)
Net Increase (Decrease)—Institutional Select Shares	1,843,494	190,561	4,261,911	438,889
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q842 082023

Semiannual Report  |  June 30, 2023
Vanguard Total Bond Market II Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	93
Liquidity Risk Management	94

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,022.20	$0.45
Institutional Shares	1,000.00	1,022.50	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Bond Market II Index Fund
Fund Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Common Stocks	0.2
Corporate Bonds	26.4
Sovereign Bonds	3.3
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	67.1
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.7%)
U.S. Government Securities (45.9%)
United States Treasury Note/Bond	2.000%	5/31/24	244,143	236,628
United States Treasury Note/Bond	2.500%	5/31/24	218,745	213,037
United States Treasury Note/Bond	0.250%	6/15/24	675,922	643,499
United States Treasury Note/Bond	1.750%	6/30/24	354,810	342,170
United States Treasury Note/Bond	2.000%	6/30/24	186,685	180,530
United States Treasury Note/Bond	3.000%	6/30/24	129,870	126,806
United States Treasury Note/Bond	0.375%	7/15/24	521,835	495,580
United States Treasury Note/Bond	1.750%	7/31/24	341,670	328,590
United States Treasury Note/Bond	2.125%	7/31/24	195,665	188,970
United States Treasury Note/Bond	3.000%	7/31/24	322,000	313,849
United States Treasury Note/Bond	0.375%	8/15/24	430,185	406,995
United States Treasury Note/Bond	2.375%	8/15/24	641,900	621,139
United States Treasury Note/Bond	1.250%	8/31/24	135,000	128,735
United States Treasury Note/Bond	3.250%	8/31/24	400,000	390,438
United States Treasury Note/Bond	0.375%	9/15/24	839,615	791,337
United States Treasury Note/Bond	1.500%	9/30/24	64,430	61,470
United States Treasury Note/Bond	4.250%	9/30/24	277,015	273,379
United States Treasury Note/Bond	0.625%	10/15/24	1,530,945	1,442,198
United States Treasury Note/Bond	1.500%	10/31/24	136,061	129,449
United States Treasury Note/Bond	2.250%	10/31/24	359,393	345,355
United States Treasury Note/Bond	4.375%	10/31/24	448,446	442,981
United States Treasury Note/Bond	0.750%	11/15/24	1,187,563	1,116,866
United States Treasury Note/Bond	2.250%	11/15/24	433,372	416,037
United States Treasury Note/Bond	1.500%	11/30/24	702,564	666,997
United States Treasury Note/Bond	2.125%	11/30/24	141,200	135,221
United States Treasury Note/Bond	4.500%	11/30/24	450,000	445,219
United States Treasury Note/Bond	1.000%	12/15/24	434,107	408,535
United States Treasury Note/Bond	1.125%	1/15/25	1,087,710	1,022,787
United States Treasury Note/Bond	2.500%	1/31/25	262,225	251,613
United States Treasury Note/Bond	4.125%	1/31/25	71,170	70,058
United States Treasury Note/Bond	1.500%	2/15/25	1,107,410	1,045,291
United States Treasury Note/Bond	2.000%	2/15/25	212,509	202,216
United States Treasury Note/Bond	1.125%	2/28/25	483,575	453,276
United States Treasury Note/Bond	2.750%	2/28/25	333,477	321,232
United States Treasury Note/Bond	1.750%	3/15/25	1,214,694	1,148,835
United States Treasury Note/Bond	3.875%	3/31/25	7,566	7,418
United States Treasury Note/Bond	2.625%	4/15/25	709,999	680,933
United States Treasury Note/Bond	2.875%	4/30/25	267,029	257,099
United States Treasury Note/Bond	3.875%	4/30/25	31,760	31,145
United States Treasury Note/Bond	2.125%	5/15/25	256,221	243,250
United States Treasury Note/Bond	2.750%	5/15/25	656,175	630,236
United States Treasury Note/Bond	0.250%	5/31/25	296,240	271,060
United States Treasury Note/Bond	2.875%	5/31/25	174,085	167,530
United States Treasury Note/Bond	2.875%	6/15/25	550,220	529,243
United States Treasury Note/Bond	0.250%	6/30/25	441,568	403,276
United States Treasury Note/Bond	2.750%	6/30/25	179,285	171,974
United States Treasury Note/Bond	3.000%	7/15/25	1,409,149	1,358,067
United States Treasury Note/Bond	0.250%	7/31/25	480,550	437,150
United States Treasury Note/Bond	2.875%	7/31/25	233,510	224,389
United States Treasury Note/Bond	2.000%	8/15/25	189,083	178,328
United States Treasury Note/Bond	3.125%	8/15/25	1,421,795	1,373,143
United States Treasury Note/Bond	6.875%	8/15/25	40,840	42,435
United States Treasury Note/Bond	0.250%	8/31/25	466,895	423,561
United States Treasury Note/Bond	2.750%	8/31/25	186,630	178,757
United States Treasury Note/Bond	3.500%	9/15/25	1,012,503	984,976
United States Treasury Note/Bond	0.250%	9/30/25	307,661	278,625
United States Treasury Note/Bond	3.000%	9/30/25	95,825	92,202
United States Treasury Note/Bond	4.250%	10/15/25	1,616,645	1,598,458
United States Treasury Note/Bond	0.250%	10/31/25	476,593	430,125
United States Treasury Note/Bond	3.000%	10/31/25	150,000	144,234
United States Treasury Note/Bond	2.250%	11/15/25	434,690	410,646
United States Treasury Note/Bond	4.500%	11/15/25	1,512,954	1,505,153
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.375%	11/30/25	497,280	448,795
	United States Treasury Note/Bond	2.875%	11/30/25	226,497	217,083
	United States Treasury Note/Bond	4.000%	12/15/25	1,143,140	1,125,278
	United States Treasury Note/Bond	0.375%	12/31/25	379,190	341,804
	United States Treasury Note/Bond	2.625%	12/31/25	25,000	23,809
	United States Treasury Note/Bond	3.875%	1/15/26	1,457,888	1,430,780
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	730,064
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	495,648
	United States Treasury Note/Bond	4.000%	2/15/26	1,027,375	1,011,643
	United States Treasury Note/Bond	0.500%	2/28/26	726,471	652,575
	United States Treasury Note/Bond	2.500%	2/28/26	84,057	79,670
	United States Treasury Note/Bond	4.625%	3/15/26	1,012,980	1,014,246
	United States Treasury Note/Bond	0.750%	3/31/26	564,584	510,243
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	270,796
	United States Treasury Note/Bond	3.750%	4/15/26	834,933	817,321
	United States Treasury Note/Bond	0.750%	4/30/26	311,694	280,719
	United States Treasury Note/Bond	2.375%	4/30/26	145,000	136,753
	United States Treasury Note/Bond	1.625%	5/15/26	534,497	493,325
[1]	United States Treasury Note/Bond	3.625%	5/15/26	1,644,879	1,604,785
	United States Treasury Note/Bond	0.750%	5/31/26	431,045	387,132
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	223,146
	United States Treasury Note/Bond	4.125%	6/15/26	382,002	378,122
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	418,532
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	263,068
	United States Treasury Note/Bond	0.625%	7/31/26	594,787	529,918
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	261,070
	United States Treasury Note/Bond	1.500%	8/15/26	579,832	530,003
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	9,349
	United States Treasury Note/Bond	0.750%	8/31/26	88,294	78,747
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	219,133
	United States Treasury Note/Bond	0.875%	9/30/26	374,245	334,832
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	51,465
	United States Treasury Note/Bond	1.125%	10/31/26	407,235	366,257
	United States Treasury Note/Bond	1.625%	10/31/26	291,090	266,165
	United States Treasury Note/Bond	2.000%	11/15/26	366,562	339,070
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	38,450
	United States Treasury Note/Bond	1.250%	11/30/26	59,560	53,660
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	164,827
	United States Treasury Note/Bond	1.250%	12/31/26	386,615	347,954
	United States Treasury Note/Bond	1.750%	12/31/26	221,253	202,585
	United States Treasury Note/Bond	1.500%	1/31/27	820,357	743,192
	United States Treasury Note/Bond	2.250%	2/15/27	16,056	14,929
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	42,463
	United States Treasury Note/Bond	1.125%	2/28/27	232,870	207,764
	United States Treasury Note/Bond	1.875%	2/28/27	51,676	47,380
	United States Treasury Note/Bond	0.625%	3/31/27	398,965	348,284
	United States Treasury Note/Bond	2.500%	3/31/27	963,245	902,741
	United States Treasury Note/Bond	0.500%	4/30/27	773,350	670,035
	United States Treasury Note/Bond	2.750%	4/30/27	218,435	206,353
	United States Treasury Note/Bond	2.375%	5/15/27	43,030	40,072
	United States Treasury Note/Bond	0.500%	5/31/27	486,412	420,442
	United States Treasury Note/Bond	2.625%	5/31/27	404,475	380,080
	United States Treasury Note/Bond	0.500%	6/30/27	438,125	377,677
	United States Treasury Note/Bond	3.250%	6/30/27	214,326	206,121
	United States Treasury Note/Bond	0.375%	7/31/27	403,115	344,789
	United States Treasury Note/Bond	2.750%	7/31/27	53,420	50,365
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	316,635
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,364
	United States Treasury Note/Bond	0.500%	8/31/27	411,980	353,402
	United States Treasury Note/Bond	3.125%	8/31/27	481,085	460,113
	United States Treasury Note/Bond	0.375%	9/30/27	754,655	642,164
	United States Treasury Note/Bond	4.125%	9/30/27	496,756	493,962
	United States Treasury Note/Bond	0.500%	10/31/27	908,957	775,738
	United States Treasury Note/Bond	4.125%	10/31/27	666,439	662,899
3

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	11/15/27	192,761	177,520
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	59,872
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	891,236
	United States Treasury Note/Bond	3.875%	11/30/27	422,155	416,218
	United States Treasury Note/Bond	0.625%	12/31/27	840,335	717,961
	United States Treasury Note/Bond	3.875%	12/31/27	454,518	448,269
[1]	United States Treasury Note/Bond	0.750%	1/31/28	1,063,165	911,830
	United States Treasury Note/Bond	3.500%	1/31/28	770,584	748,430
	United States Treasury Note/Bond	2.750%	2/15/28	232,470	218,485
	United States Treasury Note/Bond	1.125%	2/29/28	786,310	685,195
	United States Treasury Note/Bond	4.000%	2/29/28	414,078	411,102
	United States Treasury Note/Bond	1.250%	3/31/28	1,150,894	1,007,032
	United States Treasury Note/Bond	3.625%	3/31/28	369,885	361,331
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	689,798
	United States Treasury Note/Bond	3.500%	4/30/28	567,416	551,369
	United States Treasury Note/Bond	2.875%	5/15/28	466,972	440,632
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	655,919
	United States Treasury Note/Bond	3.625%	5/31/28	626,279	612,677
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	648,525
	United States Treasury Note/Bond	4.000%	6/30/28	264,660	263,213
	United States Treasury Note/Bond	1.000%	7/31/28	734,818	630,221
	United States Treasury Note/Bond	2.875%	8/15/28	485,152	457,104
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	48,224
	United States Treasury Note/Bond	1.125%	8/31/28	681,390	587,167
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	571,987
	United States Treasury Note/Bond	1.375%	10/31/28	555,620	483,476
	United States Treasury Note/Bond	3.125%	11/15/28	280,130	266,868
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	80,147
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	512,304
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	516,076
	United States Treasury Note/Bond	1.750%	1/31/29	659,690	583,310
	United States Treasury Note/Bond	2.625%	2/15/29	76,983	71,318
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	55,015
	United States Treasury Note/Bond	1.875%	2/28/29	658,800	585,817
	United States Treasury Note/Bond	2.375%	3/31/29	1,075,745	982,290
	United States Treasury Note/Bond	2.875%	4/30/29	539,175	505,645
	United States Treasury Note/Bond	2.750%	5/31/29	491,385	457,526
	United States Treasury Note/Bond	3.250%	6/30/29	359,400	343,845
	United States Treasury Note/Bond	2.625%	7/31/29	826,337	763,458
	United States Treasury Note/Bond	1.625%	8/15/29	82,706	72,135
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	42,043
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	396,155
	United States Treasury Note/Bond	3.875%	9/30/29	623,750	617,707
	United States Treasury Note/Bond	4.000%	10/31/29	753,220	751,337
	United States Treasury Note/Bond	1.750%	11/15/29	96,000	84,180
	United States Treasury Note/Bond	3.875%	11/30/29	639,984	634,384
	United States Treasury Note/Bond	3.875%	12/31/29	567,725	562,935
	United States Treasury Note/Bond	3.500%	1/31/30	358,635	348,100
	United States Treasury Note/Bond	1.500%	2/15/30	618,597	529,964
	United States Treasury Note/Bond	4.000%	2/28/30	463,245	463,028
	United States Treasury Note/Bond	3.625%	3/31/30	418,541	409,516
	United States Treasury Note/Bond	3.500%	4/30/30	650,395	631,595
	United States Treasury Note/Bond	0.625%	5/15/30	695,552	557,311
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	72,922
	United States Treasury Note/Bond	3.750%	5/31/30	554,828	547,199
	United States Treasury Note/Bond	3.750%	6/30/30	16,095	15,884
	United States Treasury Note/Bond	0.625%	8/15/30	974,646	776,519
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	880,262
	United States Treasury Note/Bond	1.125%	2/15/31	755,737	621,594
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,923
	United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	874,500
	United States Treasury Note/Bond	1.250%	8/15/31	1,071,026	879,078
	United States Treasury Note/Bond	1.375%	11/15/31	1,189,666	980,731
	United States Treasury Note/Bond	1.875%	2/15/32	1,066,492	913,517
	United States Treasury Note/Bond	2.875%	5/15/32	1,115,032	1,033,844
	United States Treasury Note/Bond	2.750%	8/15/32	1,078,594	988,936
	United States Treasury Note/Bond	4.125%	11/15/32	1,203,493	1,230,007
	United States Treasury Note/Bond	3.500%	2/15/33	1,237,699	1,205,983
	United States Treasury Note/Bond	3.375%	5/15/33	828,104	798,732
	United States Treasury Note/Bond	4.500%	2/15/36	105,143	113,357
	United States Treasury Note/Bond	4.750%	2/15/37	151,425	167,372
	United States Treasury Note/Bond	5.000%	5/15/37	223,657	253,187
	United States Treasury Note/Bond	4.375%	2/15/38	349,635	372,033
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	5/15/38	406,114	437,144
United States Treasury Note/Bond	3.500%	2/15/39	73,194	70,152
United States Treasury Note/Bond	4.250%	5/15/39	122,867	128,492
United States Treasury Note/Bond	4.500%	8/15/39	130,656	140,537
United States Treasury Note/Bond	4.375%	11/15/39	130,905	138,555
United States Treasury Note/Bond	4.625%	2/15/40	134,805	146,874
United States Treasury Note/Bond	1.125%	5/15/40	388,410	251,738
United States Treasury Note/Bond	4.375%	5/15/40	19,320	20,407
United States Treasury Note/Bond	1.125%	8/15/40	453,110	291,406
United States Treasury Note/Bond	3.875%	8/15/40	115,325	114,352
United States Treasury Note/Bond	1.375%	11/15/40	537,870	359,869
United States Treasury Note/Bond	4.250%	11/15/40	91,854	95,456
United States Treasury Note/Bond	1.875%	2/15/41	605,551	439,781
United States Treasury Note/Bond	4.750%	2/15/41	78,692	86,832
United States Treasury Note/Bond	2.250%	5/15/41	557,241	429,076
United States Treasury Note/Bond	4.375%	5/15/41	75,000	78,891
United States Treasury Note/Bond	1.750%	8/15/41	714,919	502,231
United States Treasury Note/Bond	3.750%	8/15/41	95,310	92,034
United States Treasury Note/Bond	2.000%	11/15/41	621,478	454,844
United States Treasury Note/Bond	3.125%	11/15/41	113,056	99,560
United States Treasury Note/Bond	2.375%	2/15/42	466,475	363,267
United States Treasury Note/Bond	3.125%	2/15/42	128,742	113,152
United States Treasury Note/Bond	3.000%	5/15/42	118,000	101,425
United States Treasury Note/Bond	3.250%	5/15/42	562,325	501,699
United States Treasury Note/Bond	2.750%	8/15/42	147,528	121,549
United States Treasury Note/Bond	3.375%	8/15/42	654,379	593,747
United States Treasury Note/Bond	2.750%	11/15/42	243,319	200,054
United States Treasury Note/Bond	4.000%	11/15/42	579,961	576,336
United States Treasury Note/Bond	3.125%	2/15/43	204,159	177,842
United States Treasury Note/Bond	3.875%	2/15/43	388,920	379,319
United States Treasury Note/Bond	2.875%	5/15/43	219,535	183,449
United States Treasury Note/Bond	3.875%	5/15/43	434,366	423,914
United States Treasury Note/Bond	3.625%	8/15/43	229,652	215,442
United States Treasury Note/Bond	3.750%	11/15/43	234,806	224,240
United States Treasury Note/Bond	3.625%	2/15/44	253,494	237,413
United States Treasury Note/Bond	3.375%	5/15/44	294,400	265,328
United States Treasury Note/Bond	3.125%	8/15/44	311,150	269,193
United States Treasury Note/Bond	3.000%	11/15/44	285,089	241,212
United States Treasury Note/Bond	2.500%	2/15/45	494,882	382,992
United States Treasury Note/Bond	3.000%	5/15/45	148,154	125,051
United States Treasury Note/Bond	2.875%	8/15/45	215,506	177,792
United States Treasury Note/Bond	3.000%	11/15/45	132,327	111,568
United States Treasury Note/Bond	2.500%	2/15/46	392,758	302,178
United States Treasury Note/Bond	2.500%	5/15/46	521,638	400,846
United States Treasury Note/Bond	2.250%	8/15/46	593,743	433,525
United States Treasury Note/Bond	2.875%	11/15/46	294,675	242,646
United States Treasury Note/Bond	3.000%	2/15/47	343,279	288,945
United States Treasury Note/Bond	3.000%	5/15/47	293,251	246,835
United States Treasury Note/Bond	2.750%	8/15/47	389,418	313,116
United States Treasury Note/Bond	2.750%	11/15/47	365,732	294,186
United States Treasury Note/Bond	3.000%	2/15/48	390,470	329,093
United States Treasury Note/Bond	3.125%	5/15/48	411,233	354,753
United States Treasury Note/Bond	3.000%	8/15/48	454,182	383,145
United States Treasury Note/Bond	3.375%	11/15/48	504,303	455,921
United States Treasury Note/Bond	3.000%	2/15/49	477,173	403,509
United States Treasury Note/Bond	2.875%	5/15/49	428,731	354,373
United States Treasury Note/Bond	2.250%	8/15/49	354,020	257,218
United States Treasury Note/Bond	2.375%	11/15/49	330,699	246,991
United States Treasury Note/Bond	2.000%	2/15/50	471,024	322,799
United States Treasury Note/Bond	1.250%	5/15/50	593,574	333,700
United States Treasury Note/Bond	1.375%	8/15/50	651,075	378,234
United States Treasury Note/Bond	1.625%	11/15/50	655,335	406,922
United States Treasury Note/Bond	1.875%	2/15/51	741,990	491,337
United States Treasury Note/Bond	2.375%	5/15/51	756,455	562,259
United States Treasury Note/Bond	2.000%	8/15/51	723,292	492,969
United States Treasury Note/Bond	1.875%	11/15/51	681,835	450,011
United States Treasury Note/Bond	2.250%	2/15/52	644,658	465,866
United States Treasury Note/Bond	2.875%	5/15/52	736,161	610,093
United States Treasury Note/Bond	3.000%	8/15/52	571,622	486,057
United States Treasury Note/Bond	4.000%	11/15/52	352,384	362,020
United States Treasury Note/Bond	3.625%	2/15/53	972,150	933,112
United States Treasury Note/Bond	3.625%	5/15/53	579,170	556,908
				115,507,681

4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Agency Bonds and Notes (0.8%)
[2]	AID-Israel	5.500%	9/18/33	5,150	5,660
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,132
	Federal Farm Credit Banks	3.375%	8/26/24	50,000	48,872
	Federal Farm Credit Banks	4.250%	9/26/24	46,525	45,895
	Federal Farm Credit Banks	0.875%	11/18/24	10,507	9,889
	Federal Farm Credit Banks	4.500%	11/18/24	46,922	46,341
	Federal Farm Credit Banks	4.625%	12/5/24	9,000	8,912
	Federal Farm Credit Banks	4.250%	12/20/24	9,400	9,258
	Federal Farm Credit Banks	1.125%	1/6/25	11,170	10,515
	Federal Farm Credit Banks	4.500%	1/10/25	9,862	9,751
	Federal Farm Credit Banks	1.750%	2/14/25	19,410	18,395
	Federal Farm Credit Banks	2.510%	4/1/25	9,175	8,789
	Federal Farm Credit Banks	4.250%	9/30/25	15,500	15,305
	Federal Farm Credit Banks	4.000%	1/13/26	9,300	9,134
	Federal Farm Credit Banks	3.875%	2/2/26	6,200	6,073
	Federal Farm Credit Banks	4.750%	3/9/26	7,525	7,533
	Federal Farm Credit Banks	4.375%	6/23/26	32,650	32,407
[3]	Federal Home Loan Banks	3.000%	7/8/24	24,000	23,431
	Federal Home Loan Banks	1.500%	8/15/24	19,940	19,102
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,584
	Federal Home Loan Banks	2.875%	9/13/24	1,000	971
	Federal Home Loan Banks	3.250%	9/13/24	25,000	24,380
[3]	Federal Home Loan Banks	3.500%	9/13/24	33,900	33,156
	Federal Home Loan Banks	4.875%	9/13/24	12,690	12,611
	Federal Home Loan Banks	4.500%	10/3/24	37,250	36,849
[3]	Federal Home Loan Banks	1.000%	12/20/24	21,000	19,734
	Federal Home Loan Banks	5.000%	2/28/25	65,900	65,704
	Federal Home Loan Banks	0.500%	4/14/25	39,015	36,030
	Federal Home Loan Banks	4.625%	6/6/25	23,975	23,813
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,269
	Federal Home Loan Banks	4.500%	12/12/25	17,980	17,862
	Federal Home Loan Banks	4.375%	6/12/26	11,050	10,966
	Federal Home Loan Banks	1.250%	12/21/26	67,100	60,227
	Federal Home Loan Banks	3.250%	6/9/28	19,510	18,597
	Federal Home Loan Banks	3.250%	11/16/28	62,745	59,665
	Federal Home Loan Banks	5.500%	7/15/36	21,150	23,754
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	56,645
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	49,273
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	97,941
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,723
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	53,276
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	47,327
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	39,648
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	8,478
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	37,103
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	41,015
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,035
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	23,852
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	78,646
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	92,148
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	39,545
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,050
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	85,028
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	47,986
[1,4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	20,933
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	53,026
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	97,764
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	64,836
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,909
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	361
[3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,789
[3]	Private Export Funding Corp.	1.750%	11/15/24	3,115	2,959
[3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,134
[3]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,085
	Tennessee Valley Authority	2.875%	9/15/24	12,231	11,852
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,766
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	20,350
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,241
	Tennessee Valley Authority	3.875%	3/15/28	16,000	15,741
	Tennessee Valley Authority	7.125%	5/1/30	9,625	11,191
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,032
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,487
	Tennessee Valley Authority	4.650%	6/15/35	6,000	6,041
	Tennessee Valley Authority	5.880%	4/1/36	12,795	14,498
	Tennessee Valley Authority	6.150%	1/15/38	665	762
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,569
	Tennessee Valley Authority	5.250%	9/15/39	22,828	24,015
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,524
	Tennessee Valley Authority	4.875%	1/15/48	14,320	14,120
	Tennessee Valley Authority	4.250%	9/15/52	10,475	9,535
	Tennessee Valley Authority	5.375%	4/1/56	17,860	19,294
	Tennessee Valley Authority	4.625%	9/15/60	8,838	8,606
	Tennessee Valley Authority	4.250%	9/15/65	8,050	7,213
					2,108,918
Conventional Mortgage-Backed Securities (20.0%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	28	29
[3,4]	Fannie Mae Pool	6.500%	9/1/32	24	24
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	13,836	12,752
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/43	212,015	196,892
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26– 4/1/48	735,436	669,776
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/25– 3/1/49	710,834	663,306
[3,4]	Freddie Mac Gold Pool	4.000%	1/1/24– 2/1/49	450,963	431,098
[3,4]	Freddie Mac Gold Pool	4.500%	8/1/23– 1/1/49	215,825	211,939
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/23– 11/1/48	77,332	77,602
[3,4]	Freddie Mac Gold Pool	5.500%	10/1/23– 6/1/41	49,537	50,402
[3,4]	Freddie Mac Gold Pool	6.000%	1/1/24– 5/1/40	24,462	25,325
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26– 12/1/38	2,350	2,445
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27– 2/1/32	17	17
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27– 11/1/31	24	26
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	4	4
[3]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	38,832	34,831
[3]	Ginnie Mae I Pool	3.500%	11/15/25– 5/15/48	51,376	48,433
[3]	Ginnie Mae I Pool	4.000%	6/15/24– 5/15/47	58,082	55,011
[3]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	49,788	49,270
[3]	Ginnie Mae I Pool	5.000%	12/15/32– 11/15/46	27,747	28,010
[3]	Ginnie Mae I Pool	5.500%	9/15/40– 2/15/41	52	54
[3]	Ginnie Mae I Pool	6.000%	12/15/29– 6/15/41	969	985
[3]	Ginnie Mae I Pool	6.500%	5/15/24– 8/15/39	3,486	3,580
[3]	Ginnie Mae I Pool	7.000%	7/15/27– 9/15/36	167	174
[3]	Ginnie Mae I Pool	8.000%	6/15/25– 1/15/27	6	6
[3]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	52,076	41,752
[3,5]	Ginnie Mae II Pool	2.000%	8/20/50– 7/15/53	2,180,772	1,834,440
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27– 7/15/53	2,214,952	1,922,588
[3,5]	Ginnie Mae II Pool	3.000%	10/20/26– 7/15/53	2,203,959	1,983,963
[3,5]	Ginnie Mae II Pool	3.500%	9/20/25– 7/15/53	1,713,957	1,599,768

5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Ginnie Mae II Pool	4.000%	9/20/25– 7/15/53	1,175,567	1,124,058
[3,5]	Ginnie Mae II Pool	4.500%	8/20/33– 7/15/53	1,008,080	979,875
[3,5]	Ginnie Mae II Pool	5.000%	12/20/32– 7/15/53	806,941	796,371
[3,5]	Ginnie Mae II Pool	5.500%	8/20/23– 7/15/53	539,685	537,733
[3,5]	Ginnie Mae II Pool	6.000%	9/20/33– 7/15/53	291,048	292,917
[3,5]	Ginnie Mae II Pool	6.500%	10/20/28– 7/15/53	129,152	131,561
[3]	Ginnie Mae II Pool	7.000%	8/20/34– 2/20/53	9,325	9,551
[3,4]	UMBS Pool	1.500%	7/1/35– 9/1/51	2,728,062	2,211,646
[3,4,5]	UMBS Pool	2.000%	11/1/27– 7/25/53	12,047,511	10,004,357
[3,4,5]	UMBS Pool	2.500%	11/1/26– 7/25/53	8,537,307	7,341,023
[3,4,5]	UMBS Pool	3.000%	11/1/23– 7/25/53	5,274,300	4,723,745
[3,4,5]	UMBS Pool	3.500%	5/1/25– 7/25/53	3,363,668	3,110,580
[3,4,5]	UMBS Pool	4.000%	4/1/24– 7/25/53	2,786,756	2,645,112
[3,4,5]	UMBS Pool	4.500%	7/1/23– 7/25/53	2,106,210	2,042,393
[3,4,5]	UMBS Pool	5.000%	7/1/23– 7/25/53	1,947,666	1,918,199
[3,4,5]	UMBS Pool	5.500%	9/1/23– 7/25/53	1,432,358	1,432,852
[3,4,5]	UMBS Pool	6.000%	7/1/23– 7/25/53	742,013	752,750
[3,4,5]	UMBS Pool	6.500%	11/1/52– 7/25/53	280,001	286,961
[3,4]	UMBS Pool	7.000%	8/1/27– 2/1/53	14,907	15,554
[3,4]	UMBS Pool	7.500%	7/1/30– 12/1/32	60	63
[3,4]	UMBS Pool	8.000%	12/1/29	5	5
					50,301,808
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.838%	12/1/41	194	195
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	528	525
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.433%	4.045%	7/1/36	62	62
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.465%	3.715%	10/1/37	65	65
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.851%	3/1/43	702	704
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.780%	12/1/43	235	236
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	5.418%	10/1/37	124	124
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.556%	3.806%	9/1/43	87	87
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	3.151%	7/1/43	693	719
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	4.620%	6/1/43	242	246
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.847%	11/1/33	21	21
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.599%	3.849%	8/1/35	121	122
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.998%	2/1/36	29	29
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	48	49
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.885%	11/1/36	18	18
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.640%	3.890%	1/1/42	264	270
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	3.908%	7/1/35	152	152
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	37	37
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	4.271%	10/1/42	186	190
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.681%	5.349%	6/1/42	252	250
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.057%	1/1/37	24	24
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	3.936%	12/1/33	48	48
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39– 9/1/42	542	551
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	5.161%	5/1/40	58	60
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.692%	4.076%	8/1/39	365	364
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	3.945%	7/1/39	63	64
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	3.948%	8/1/40	46	46
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	107	106
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.075%	7/1/37	21	21
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.951%	10/1/42	284	288
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.703%	4.332%	4/1/36	32	31
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.955%	11/1/39	31	31
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	5.476%	6/1/41	60	61
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	4.580%	5/1/42	210	209
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.737%	3.987%	9/1/34	27	28
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	4.921%	7/1/41	427	442
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.381%	5/1/35	36	36
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	10/1/40	70	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.174%	2/1/36	57	57
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.751%	4.236%	9/1/43	376	383
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.773%	4.433%	5/1/42	103	106
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.280%	2/1/41	142	142
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	4.408%	7/1/42	324	324
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	4.337%	3/1/42	250	255
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.147%	11/1/39	103	103
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.446%	3/1/42	267	272
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	612	625
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.666%	2/1/42	664	664
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	269	269
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.807%	4.198%	3/1/41	136	135
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	11/1/33– 12/1/40	268	270
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	146	149
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.073%	1/1/42	166	165
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40– 12/1/41	527	538

6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.233%	2/1/41	180	183
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	5.449%	5/1/41	174	179
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.575%	3/1/41	196	200
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	5.104%	2/1/42	229	235
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	6.076%	7/1/38	36	37
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	259	257
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	6.080%	6/1/41	202	210
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	77	76
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	5.210%	5/1/40	42	42
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.836%	4.143%	2/1/41	96	98
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	126	128
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.090%	8/1/39	135	136
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.862%	4.635%	9/1/40	101	103
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.370%	11/1/34	141	144
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	5.289%	4/1/37	113	114
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.629%	10/1/36	80	80
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	206	206
[3,4,6]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	30	30
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.037%	5.580%	4/1/37	183	185
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.090%	8/1/37	85	86
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.275%	4.650%	9/1/37	4	3
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.475%	3.866%	3/1/37	3	3
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.057%	3/1/37	6	6
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.875%	1/1/38	32	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	12/1/36– 11/1/43	377	384
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	5.390%	5/1/42	36	37
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	97	98
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	3.915%	12/1/34	30	30
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.074%	2/1/37	64	64
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.001%	1/1/35	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.993%	12/1/36	111	111
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	250	247
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.000%	12/1/41	236	238
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	5.125%	5/1/38	18	18
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.767%	4.505%	6/1/37	104	106
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	4.050%	12/1/35	50	50
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.127%	3/1/42	73	74
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	66	67
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.855%	4.105%	5/1/37	55	55
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.879%	4.129%	8/1/37	51	51
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.130%	6/1/40– 12/1/40	172	177
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.216%	1/1/41	342	343
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.380%	3/1/41	22	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.953%	6/1/41	44	45
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.255%	5/1/40	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.357%	5/1/40	31	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	5.593%	6/1/40	47	48
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.308%	2/1/42	97	98
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	135	138
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40– 11/1/40	156	159
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.206%	1/1/41	48	48
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.389%	2/1/41	81	83
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.410%	2/1/41	60	61
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	4.451%	3/1/37	65	65
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.585%	3/1/38	21	21
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.183%	11/1/36	27	28
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	159	163
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	33	34
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	27	27
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	4.535%	10/1/36	129	130
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	4.020%	6/1/37	75	75
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	5.945%	3/1/37	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	6.001%	1/1/37	123	125
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41– 8/20/41	1,018	973
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	1,786	1,739
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29– 6/20/43	1,485	1,460
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38– 3/20/43	2,280	2,196
[3,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	244	241
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	41	40
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.000%	5/20/41	78	82
[3,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	30	30
					24,142
Total U.S. Government and Agency Obligations (Cost $185,444,332)					167,942,549
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	598	598
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	6,450	6,281

7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	522
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	7,675	7,585
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,096
[3]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	21,647
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	39,365
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	22,343
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	10,700	10,626
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	16,575	16,479
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	4,800	4,752
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	976
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,650	1,592
[3]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	949
[3]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	577	563
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	782	756
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	393
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	853
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,850	2,835
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,250	1,244
[3]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	12,600	12,306
[3]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,872
[3]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	6,600	6,372
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	12,225	12,128
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	712	689
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,383
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,469
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,423
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,137
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,375
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	8,899
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	8,688
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	10,487
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,547
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,641
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,271
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	869
[3]	BANK Series 2017-BNK8	4.232%	11/15/50	2,800	1,969
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	2,808	2,623
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,638
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	1,313	1,246
[3]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,033
[3]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,471
[3]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	3,995
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	5,846
[3]	BANK Series 2018-BNK12	4.477%	5/15/61	1,650	1,500
[3]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,069
[3]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	5,828
[3]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,876
[3]	BANK Series 2018-BNK14	4.128%	9/15/60	2,480	2,462
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,283
[3]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,352
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	8,596
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,347
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,625
[3]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	1,880
[3]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,541
[3]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,705
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	2,883
[3]	BANK Series 2019-BNK19	4.164%	8/15/61	1,575	1,053
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	6,580
[3]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,174
[3]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,559
[3]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,132
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,148
[3]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,453
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	13,647
[3]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,332
[3]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,368
[3]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,244
[3]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,322
[3]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	1,795
[3]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,412
[3]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,531
[3]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,544
[3]	BANK Series 2020-BNK29	1.997%	11/15/53	2,775	2,146
[3]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,637
[3]	BANK Series 2020-BNK30	2.111%	12/15/53	415	310
[3]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	1,930
[3]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,078
[3]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,495
[3]	BANK Series 2021-BNK33	2.556%	5/15/64	2,040	1,679
[3]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,274
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	3,775
[3]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,528
[3]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,621
[3]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,596
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	8,790
[3]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,808
[3,5]	BANK Series 2023-5YR2	6.656%	6/15/28	6,575	6,778
[3,5]	BANK Series 2023-5YR2	7.379%	6/15/28	2,200	2,268
[3]	BANK Series 2023-BNK45	5.203%	2/15/56	3,225	3,204
[3]	BANK Series 2023-BNK45	5.651%	2/15/56	1,825	1,794
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	387
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,016
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,528
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	15,895
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	10,966
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	846
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	5,904
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	5,682
[3]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	4,980
[3]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	16,875	16,687
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	9,809
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,529
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,520
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,162
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,314

8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,424
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,654
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	948
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	5,829
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,052
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	838
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,536
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	8,895
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,225	3,262
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,075	1,086
[3,5]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	2,200	2,257
[3,5]	BBCMS Mortgage Trust Series 2023-C20	1.000%	7/15/56	875	894
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,174
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,475
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,783
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	965	870
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	13,625
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	4,583
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	910	880
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	9,457
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,531
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,552
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	1,953
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,587
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,498
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	1,898
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,054	1,928
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	9,646
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	6,652
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,508
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,368
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	5,880
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	6,691
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	2,668
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,732
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,215
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	2,553
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,091
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,634
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	879
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,575
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	837
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,038
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	11,445
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	894
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,821
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	577
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,665
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	302
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,687
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	452
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	11,231
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,159
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,578
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	7,435
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,411
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	4,605
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	984
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,105
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,389
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,194
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,347
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	736
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,047
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	664
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	8,556
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,635
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	8,550	6,934
[3]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	3,425	2,756
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	2,927
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,307
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,030
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,178
[3,5]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/55	10,950	11,231
[3,5]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/55	3,525	3,613
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	4,325	4,341
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,175	2,198

9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,595
[3]	BMO Mortgage Trust Series 2022-C2	4.974%	7/15/54	3,425	3,333
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,649
[3]	BMO Mortgage Trust Series 2022-C3	5.504%	9/15/54	1,500	1,452
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,200	3,160
[3]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	681	663
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	2,600	2,691
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	875	900
[3]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	466	464
[3]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	3,108	3,070
[3]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	4,675	4,548
[3]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,100	1,061
[3]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	2,250	2,235
[3]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,300	1,286
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	50	50
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	389
[3]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,800	1,750
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	403
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,162
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,122
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,340
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,061
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	13,929
[3]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,481
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	20,398
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	21,375	20,121
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	21,881
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	20,785
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	17,325	17,017
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	622
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	4,550	4,346
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,021
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	4,300	4,139
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,489
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,950	3,820
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,121
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,150	2,127
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,300	1,291
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,011
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	818	815
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	621
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	800	793
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	578
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,201	1,175
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	726
[3]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	185
[3]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	1,395	1,354
[3]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	576
[3]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	3,637	3,510
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,176
[3]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	5,423	5,171
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	966
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	5,575	5,339
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	1,976
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	5,075	4,942
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,176
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	5,125	5,050
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	1,725	1,693
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	4,325	4,296
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,300	1,293
[3]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	616	600
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,509	3,349
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	597
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	905
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,069
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,559
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,311	1,253
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	12,689
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,229
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,012
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,567
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,191
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,121	2,018
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,257
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,460
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	600	574

10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	11,775
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,578
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,171
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	1,871	1,827
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,446
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	887	849
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,685
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,267
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	8,987
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,130
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,004
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,732
[3]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,311
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,880	5,341
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,191
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	191	190
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,671
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	22	22
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,816
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	743
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	699
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	88	87
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	1,150	1,135
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	955	938
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	54	53
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,645
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,188
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,635
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	5,970
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,072
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	2,854
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,518
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,714
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,773
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,100	3,883
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,185
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,719
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,134	1,091
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,661
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,277
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	921	882
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,391
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	8,972
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,013
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,405
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,151
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,750	1,610
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,421
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,377
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,178
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	6,323
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,189	1,183
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	14,159
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,751	4,421
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,111
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,783
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,786
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	9,611
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	10,440
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,143
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,647
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	5,600	5,300
[3]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	3,175	3,011
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	496
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,050	1,957
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,124
[3]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	850	826
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	551
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,989
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,025	2,990
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	625	614
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	208	198
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,306
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	678
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	238
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	3,658

11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,078
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	686	684
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	841	838
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,418
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,561
[3]	COMM Mortgage Trust Series 2014-CR14	4.729%	2/10/47	2,650	2,256
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	148	148
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,715
[3]	COMM Mortgage Trust Series 2014-CR15	4.763%	2/10/47	869	722
[3]	COMM Mortgage Trust Series 2014-CR15	4.813%	2/10/47	1,925	1,484
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	134	133
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	1,809
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	117	116
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,371
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	859
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	4,835
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,233
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	5,608
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,472
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,716	5,552
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	1,919
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,262	5,062
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,235	5,162
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,103
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	75	74
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	2,469	2,436
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,674
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	465
[3]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	293
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,692	6,497
[3]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	955	928
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	5,783
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,316
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,037
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	1,068	1,047
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,195
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,154
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,371
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	755	734
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	4,977
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,372
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	524	499
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	4,510
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,246
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	1,686	1,629
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	3,560
[3]	COMM Mortgage Trust Series 2015-CR27	4.486%	10/10/48	800	733
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	8,158
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	217	212
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	3,807
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	1,991
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	331	317
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,372
[3]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	5,643
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	10,361
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	2,189	2,126
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	424	402
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,317
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,341
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,280
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	29,574
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,011
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	3,572
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,766
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,396
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,392
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,694
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	966	941
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,420
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.250%	8/15/48	1,625	1,457
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	992	965
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	7,514
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	7,607
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,139
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,800

12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,299
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	11,615
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,544
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	14,146
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	10,992
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	10,369
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,674
[3]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	2,775	2,757
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	946
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	5,419
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,412
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	5,983
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,468
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,380
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,538
[3]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,151
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,253
[3]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	10,867
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	20,730
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	22,243
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,570
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	17,200	16,816
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	17,550	17,479
[3]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	639	629
[3]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	271	271
[3]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	2,975	2,902
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,381
[3]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	822	813
[3]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,125	1,075
[3]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	253	253
[3]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	1,436	1,419
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	561	557
[3]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,125	2,038
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,115	2,857
[3]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,300	1,240
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,579
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,175	1,158
[3]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,150	2,070
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,023
[3]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	1,725	1,700
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,725	1,688
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,136
[3]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,350	1,318
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	417
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	850	845
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	861
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	875	869
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,000	990
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	450	449
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	2,835	2,815
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	2,886	2,852
[3,4]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	504	497
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	1,548	1,522
[3,4]	Fannie Mae-Aces Series 2014-M7	3.321%	6/25/24	4,029	3,930
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	2,077	2,026
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	3,481	3,386
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	2,760	2,676
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	6,628	6,381
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,715	4,526
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	2,454	2,362
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	4,210	4,032
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	7,005	6,745
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,227	2,097
[3,4]	Fannie Mae-Aces Series 2015-M12	2.896%	5/25/25	4,522	4,316
[3,4]	Fannie Mae-Aces Series 2015-M13	2.788%	6/25/25	2,345	2,236
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,434	4,220
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	2,209	2,081
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,393	2,246
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,423	6,972
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	4,465	4,160
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	56	56
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,555	1,455
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	13,676	12,708
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,155	8,503
[3,4]	Fannie Mae-Aces Series 2016-M12	2.528%	9/25/26	8,743	8,132
[3,4]	Fannie Mae-Aces Series 2016-M13	2.594%	9/25/26	7,476	6,960
[3,4]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	7,786	7,213
[3,4]	Fannie Mae-Aces Series 2017-M2	2.899%	2/25/27	4,784	4,473
[3,4]	Fannie Mae-Aces Series 2017-M3	2.554%	12/25/26	9,191	8,535
[3,4]	Fannie Mae-Aces Series 2017-M4	2.638%	12/25/26	7,965	7,386
[3,4]	Fannie Mae-Aces Series 2017-M5	3.172%	4/25/29	1,028	958
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	7,793	7,341
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	18,269	17,255
[3,4]	Fannie Mae-Aces Series 2017-M10	2.625%	7/25/24	3,458	3,367
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,090	4,677
[3,4]	Fannie Mae-Aces Series 2017-M12	3.165%	6/25/27	8,279	7,823
[3,4]	Fannie Mae-Aces Series 2017-M14	2.958%	11/25/27	3,789	3,537
[3,4]	Fannie Mae-Aces Series 2017-M15	3.060%	9/25/27	93	86

13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	9,967	9,340
[3,4]	Fannie Mae-Aces Series 2018-M1	3.086%	12/25/27	471	442
[3,4]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	19,458	18,093
[3,4]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	3,257	2,997
[3,4]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	5,627	5,250
[3,4]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/28	3,760	3,526
[3,4]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	4,063	3,829
[3,4]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	2,875	2,704
[3,4]	Fannie Mae-Aces Series 2018-M12	3.758%	8/25/30	15,800	14,846
[3,4]	Fannie Mae-Aces Series 2018-M13	3.866%	9/25/30	5,758	5,480
[3,4]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	8,620	8,260
[3,4]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	11,945	11,403
[3,4]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	12,345	11,828
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,330	8,707
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,151	7,679
[3,4]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	939
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	9,074	8,409
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,874	14,554
[3,4]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,460	22,469
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,630	9,440
[3,4]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	6,688
[3,4]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,547	6,674
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	13,708	12,169
[3,4]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,300	6,398
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	8,396	7,811
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	16,790
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,127	4,469
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,288	6,136
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	659
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,143
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	11,400
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	8,021
[3,4]	Fannie Mae-Aces Series 2020-M52	1.361%	10/25/30	10,825	8,632
[3,4]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	9,985	7,947
[3,4]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	2,575	2,081
[3,4]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	12,050	9,573
[3,4]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/31	47,775	38,701
[3,4]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	16,650	13,170
[3,4]	Fannie Mae-Aces Series 2021-M13	1.656%	4/25/31	2,490	2,030
[3,4]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	2,200	1,722
[3,4]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	14,425	11,799
[3,4]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	16,650	13,306
[3,4]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	3,725	2,991
[3,4]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	5,400	4,309
[3,4]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,083
[3,4]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	8,375	6,881
[3,4]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	12,600	10,350
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	342	340
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	534	528
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,552	5,469
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	71	71
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,446
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	471	463
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	25,743
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	9,322
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	300	294
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	31,301
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	126	125
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,100	5,898
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,237	5,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	5,600
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	241	238
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,298
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	10,950
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	3,688
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,141
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	3,974
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,336
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,012
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	4,993
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	8,790
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	8,810
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,749

14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,629
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	16,818
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	17,451
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	15,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	14,786
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	16,654
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,332
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,781
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,402
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	13,098
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,461
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,459
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,310
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,664
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	9,848
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,699
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	27,668
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,203
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,035
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	22,970
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,505	2,422
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	9,874
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	15,903
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,187
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,409
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	25,923
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,474
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,052	1,019
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,577
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,178
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,508
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,083
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	2,938
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	9,790
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	16,901
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	11,671
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	11,478
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	9,780
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	16,472
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	10,460
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	14,774
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	13,728
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,230
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	17,928
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	3,909
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,003
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,360
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	7,677
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,017
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,040
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,381
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	8,724

15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	11,118
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	10,826
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	14,379
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,046
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,044
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,287	1,082
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,400
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	579	499
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,361
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	19,668
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	9,561
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	71
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	14,897
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	18,121
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	10,832
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,666	2,240
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	17,685
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,573
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	29,723
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,152
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,518
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	834	711
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,106
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,262
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,165
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,215
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	19,790
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,987	1,809
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	11,325	10,492
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,198
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	13,860
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,302
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,094
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,134
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	3,886
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,396
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	4/25/60	5,100	5,079
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,834
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	11,400	11,158
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,617
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	8,880
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,216
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	2,283	2,270
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	8,078	8,004
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	15,968	15,739
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	5,336	5,227
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	12,577	12,271
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	17,583	17,136
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	48,888
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	11,590	11,284
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	9,308	9,035
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,196	9,918

16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	16,007
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,040	15,176
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	17,698
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,100
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	17,907
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	21,451
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	8,776
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	5,840
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,691	4,109
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,471
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,345
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,604
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	1,800	1,572
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	8,525	8,446
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,136
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,544
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,879
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,473
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	21,222
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,551
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	10,025
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,052
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	13,523
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,117
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,025	16,942
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,874	2,393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,085
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,597
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,843
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	7,527	7,253
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	6,671
[3]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	3,151	3,134
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	675	660
[3]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,100	1,068
[3]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	3,525	3,487
[3]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	975	958
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	15	15
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	298	298
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,343
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	1,309	1,280
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,266
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	3,535	3,438
[3]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,501
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	2,550	2,448
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	601
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	3,425	3,347
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	945
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	5,550	5,457
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,788
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,250	2,222
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,075	1,057
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,300	3,285
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	650	646
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,307
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,093
[3]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,244
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,745	11,636
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	8,855
[3]	GM Financial Automobile Leasing Trust Series 2021-1	0.540%	2/20/25	429	428
[3]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	700	693
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	3,986	3,930
[3]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,025	995

17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	9,425	9,244
[3]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	1,950	1,882
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	4,325	4,250
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,300	1,268
[3]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	425	412
[3]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	4,275	4,208
[3]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	1,700	1,667
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	1,925	1,911
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,150	2,131
[3]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	850	839
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	2,600	2,580
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	425	420
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	875	865
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,136	1,127
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	1,663	1,639
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,127
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	1,702	1,668
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	649
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	1,623	1,584
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	10,570
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	1,818	1,758
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	781
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	4,342	4,173
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,334
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	3,050	2,919
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,083
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,250	2,148
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	684
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,200	3,093
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	523
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	2,000	1,943
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,331
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	6,600	6,515
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,291
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	2,500	2,461
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	650	637
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	3,650	3,586
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	3,450	3,378
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	25	25
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	3,645	3,631
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	15,038
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,688
[3]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	1,500	1,480
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,308
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,052
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.636%	9/10/47	1,175	1,007
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	578	566
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,150
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,230
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	944
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,225
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,419
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	1,493	1,444
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,350
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,869	2,719
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	1,640	1,581
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,188
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,496
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,451
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	659
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,247
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,658
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,205
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	1,945

18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,146
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	514
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	637
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	12,476
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,135
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	12,456
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,131
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,467
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,458
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	12,280	10,603
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	2,875	2,279
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	4,734
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,059
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,396
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,261
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,039
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	594
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	5,320	5,151
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,391
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,225	1,190
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	814
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	3,450	3,421
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	3,450	3,432
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	764
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	850
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	1,935	1,889
[3]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	1,929
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	3,938	3,831
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	2,839	2,732
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	691
[3]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	4,700	4,519
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	783
[3]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,250	2,151
[3]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	816
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	3,590	3,497
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	628
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,250	2,234
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,075	1,068
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,175	2,161
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	650	645
[3]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	161	160
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	65	65
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	151	151
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	756
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	789	775
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	566
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	1,125	1,096
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	790
[3]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	2,575	2,475
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	981
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	4,300	4,234
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,375	1,348
[3]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	4,046	3,873
[3]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	8,900	8,821
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,126
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	2,700	2,676
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	850	845
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	3,400	3,390
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	875	872
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	24	24
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	22	22
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	4,868
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,235
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.117%	12/15/46	1,250	1,242
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,506
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	1,989
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,658
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,342
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	872
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,406
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,598

19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	117	114
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	10	10
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	1,054	1,048
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	1,978
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	91	90
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,274
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	750
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.048%	1/15/47	1,162	1,042
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	18,760	18,445
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	752
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.893%	2/15/47	935	854
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,441	1,414
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,481
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	172	169
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	923
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	547
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	5,610
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,406
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	2,822
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,652
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,459
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,620
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	6,539
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	1,750
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	12,130
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,765
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,533
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	1,208	1,174
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	425	412
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,054
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	990	965
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,740
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	1,213	1,183
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,372
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,648
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	740	717
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	13,000	12,359
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	1,882	1,821
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,339
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,466
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	1,410	1,357
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,070
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,049
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	7,970
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,415
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,132
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	12,505
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,203
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	685
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,391
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,109
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	711
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,306	2,138
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	12,355
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,494
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,567

20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,571
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,289
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,360
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	10,253
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,187
[3]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	840	839
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	1,848	1,820
[3]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,135
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	5,200	5,124
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	2,600	2,557
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	384
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	3,135	3,017
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	541
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	3,950	3,884
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	600	586
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.284%	8/15/46	990	985
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,178
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.898%	11/15/46	1,100	1,087
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	2,235	2,208
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.037%	2/15/47	1,150	1,126
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	108	107
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	2,811
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.439%	6/15/47	1,150	1,016
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	960
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.575%	10/15/47	1,150	1,070
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	502	493
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,130
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	447	437
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	6,295
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	8,100	7,679
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	1,108	1,079
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	2,787
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,740
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	362	354
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,223
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	4,998
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	1,468	1,417
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,310
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,021	993
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	2,654
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	771	750
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,055
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,436
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	929	901
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,496
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	822	790
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,445
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	6,604
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	8,526
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	7,745
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,796
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	5,989
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,441
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,283
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	4,735
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,027

21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,293
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,314
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,349
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,561
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	6,705
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	6,777
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,679
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	574	542
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,174
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,191
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,355
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,251
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	4,950
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	2,791
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,193
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,288
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,602
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,108
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,013
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,424
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	584
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	340
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	6,824
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.921%	4/15/55	8,550	7,563
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	4,350	4,461
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,000	3,027
[3]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	2,025	2,011
[3]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	850	832
[3]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,075	1,050
[3]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	2,900	2,868
[3]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	925	910
[3]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	1,875	1,871
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	550	548
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,259	1,244
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	15	15
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	589
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	4,253	4,131
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,431
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	2,775	2,644
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,601
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	3,425	3,363
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	830
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	6,700	6,640
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	700	690
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	938
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,037
[3]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	677	672
[3]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	2,969
[3]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	2,127	2,085
[3]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,793
[3]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	2,993	2,961
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	2,550	2,455
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,017
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	3,425	3,351
[3]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	1,700	1,613
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,000	2,906
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,013
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,275	2,213
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,550	1,519
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,675	1,622
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	675	660
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	850	825
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	8,575	8,461
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,275	1,250
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,345	1,312
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,400	1,383
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	875	858
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	875	859
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,430
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,339
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	3,562	3,519
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	33	33
[3]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	222	220
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	663	656
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	616
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	1,110	1,085

22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,032
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	11,801	11,433
[3]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	1,966
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	5,413	5,214
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,181
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,975	2,853
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	862
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	3,850	3,723
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	830
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	3,200	3,110
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	505
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	2,775	2,743
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,075	1,053
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	3,350	3,310
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,300	1,283
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,248
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,062
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,271
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,336
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	6,673
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,603
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	3,945
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,415
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,317
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,518
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,091
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,712
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	4,901	4,485
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,258
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	2,997
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	11,389
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	7,763
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,426
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	9,490
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,651
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	1,388	1,379
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,169
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,588
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	9,682
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	8,861
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,739
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,094
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,217
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,452
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,425
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	27,671
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	16,659
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	6,617
[3]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,439
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,745
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	10,700	10,507
[3]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	4,550	4,508
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,870	9,846
[3]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	2,763	2,736
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	122	121
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	6,170	5,941
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	782
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,625	2,614
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	725	723
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	128	127
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	11,721
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	382
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	386	378
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,561
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	10,215
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	1,145	1,117
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	1,974
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,414
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	7,320
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	980
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	1,347	1,313

23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,185
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	886
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,855
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,699
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	329	321
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,292
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,725
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	599	583
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	1,900
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,690
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	21	21
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	497	491
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,414
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,733
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	1,456	1,404
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,698
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,512	7,131
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	7,953
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,007
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	954	926
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	3,950
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,355
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,667
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,899	1,742
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,321
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,713
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	1,917	1,824
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	5,967
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	949
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	416
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,015
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	3,999
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,536
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,383
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,601
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,407
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,417
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,235
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,353
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,020
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,161
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	11,371
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	1,890
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	7,674
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,146
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	9,899
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,136
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	4,859
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	9,868
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,491
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	7,627
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,384

24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,002
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,112
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,334
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,344
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,286
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,579
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	3,788
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	613	576
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	618
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,139	1,134
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,463
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	15	15
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	919
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	718
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	711
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,172
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	368
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.996%	12/15/46	563	548
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,266	1,260
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.195%	3/15/46	375	371
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	56	56
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,427
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	433
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	118	117
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	981	962
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,118
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,183
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,364	1,330
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	2,903
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,280
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,079
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	480	472
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,110
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	768
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	787	762
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	1,992
[3]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	4,792
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	111	110
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,366
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,804
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	80	80
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,387
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	423	417
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	408
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	816	798
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	728
[3]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	1,234	1,197
[3]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	622
[3]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	2,946	2,833
[3]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	3,595	3,457
[3]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,368
[3]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	4,225	4,053
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,370
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	4,275	4,086
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	388
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,650	3,527
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,243
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,125	2,059
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,019
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	4,950	4,886
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,325	1,303
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	3,525	3,480
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	3,450	3,375
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	1,520	1,499
[3]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	875	853
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,000	2,977
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	650	645
[3]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	1,079	1,045
[3]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	4,325	4,331
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,150	2,143
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,341,762)					5,708,536

25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (26.2%)
Communications (2.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,000	7,623
	Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,606
	Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,041
	Activision Blizzard Inc.	4.500%	6/15/47	4,930	4,540
	Activision Blizzard Inc.	2.500%	9/15/50	16,100	10,340
	Alphabet Inc.	0.450%	8/15/25	9,500	8,692
	Alphabet Inc.	1.998%	8/15/26	7,675	7,103
	Alphabet Inc.	0.800%	8/15/27	12,295	10,647
	Alphabet Inc.	1.100%	8/15/30	20,600	16,663
	Alphabet Inc.	1.900%	8/15/40	15,000	10,323
	Alphabet Inc.	2.050%	8/15/50	26,687	16,663
	Alphabet Inc.	2.250%	8/15/60	18,000	10,935
	America Movil SAB de CV	3.625%	4/22/29	7,600	6,962
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,392
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,523
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,429
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,036
	America Movil SAB de CV	6.125%	3/30/40	19,236	20,482
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,432
	America Movil SAB de CV	4.375%	4/22/49	22,780	19,842
	AT&T Inc.	3.875%	1/15/26	13,100	12,661
	AT&T Inc.	5.539%	2/20/26	22,000	22,005
	AT&T Inc.	1.700%	3/25/26	30,900	28,152
	AT&T Inc.	3.800%	2/15/27	17,926	17,133
	AT&T Inc.	4.250%	3/1/27	11,658	11,335
	AT&T Inc.	2.300%	6/1/27	22,330	20,094
	AT&T Inc.	1.650%	2/1/28	37,901	32,607
[3]	AT&T Inc.	4.100%	2/15/28	15,722	15,059
	AT&T Inc.	4.350%	3/1/29	31,933	30,662
[3]	AT&T Inc.	4.300%	2/15/30	33,231	31,553
	AT&T Inc.	2.750%	6/1/31	30,160	25,454
	AT&T Inc.	2.250%	2/1/32	16,500	13,116
	AT&T Inc.	2.550%	12/1/33	42,320	33,119
	AT&T Inc.	4.500%	5/15/35	26,975	24,785
	AT&T Inc.	4.900%	8/15/37	15,625	14,659
	AT&T Inc.	4.850%	3/1/39	19,600	18,058
	AT&T Inc.	3.500%	6/1/41	50,600	38,876
	AT&T Inc.	4.300%	12/15/42	16,890	14,342
	AT&T Inc.	4.650%	6/1/44	14,105	12,283
	AT&T Inc.	4.350%	6/15/45	15,749	13,195
	AT&T Inc.	4.750%	5/15/46	56,750	50,121
[3]	AT&T Inc.	5.150%	11/15/46	6,241	5,809
	AT&T Inc.	4.500%	3/9/48	20,763	17,571
	AT&T Inc.	4.550%	3/9/49	17,065	14,473
	AT&T Inc.	3.650%	6/1/51	41,600	30,522
	AT&T Inc.	3.500%	9/15/53	84,945	60,138
	AT&T Inc.	3.550%	9/15/55	79,900	55,937
	AT&T Inc.	3.800%	12/1/57	67,016	48,474
	AT&T Inc.	3.650%	9/15/59	70,707	49,186
	AT&T Inc.	3.850%	6/1/60	22,790	16,531
	Baidu Inc.	3.875%	9/29/23	6,400	6,367
	Baidu Inc.	3.075%	4/7/25	800	763
	Baidu Inc.	4.125%	6/30/25	100	97
	Baidu Inc.	1.720%	4/9/26	9,000	8,134
	Baidu Inc.	1.625%	2/23/27	2,033	1,787
	Baidu Inc.	3.625%	7/6/27	5,375	5,048
	Baidu Inc.	4.375%	3/29/28	4,025	3,859
	Baidu Inc.	4.875%	11/14/28	4,365	4,264
	Baidu Inc.	3.425%	4/7/30	3,436	3,081
	Baidu Inc.	2.375%	10/9/30	5,000	4,139
	Baidu Inc.	2.375%	8/23/31	7,400	6,016
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	54,000	53,371
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	3,805
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	3,793
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,624
	Booking Holdings Inc.	3.600%	6/1/26	11,245	10,845
	Booking Holdings Inc.	3.550%	3/15/28	170	160
	Booking Holdings Inc.	4.625%	4/13/30	27,100	26,428
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
British Telecommunications plc	5.125%	12/4/28	4,200	4,120
British Telecommunications plc	9.625%	12/15/30	28,483	34,951
Charter Communications Operating LLC	4.908%	7/23/25	42,042	41,229
Charter Communications Operating LLC	3.750%	2/15/28	26,330	24,167
Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,487
Charter Communications Operating LLC	2.250%	1/15/29	13,000	10,827
Charter Communications Operating LLC	5.050%	3/30/29	15,917	15,177
Charter Communications Operating LLC	2.800%	4/1/31	13,655	11,006
Charter Communications Operating LLC	2.300%	2/1/32	15,200	11,500
Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,516
Charter Communications Operating LLC	6.384%	10/23/35	21,400	20,888
Charter Communications Operating LLC	5.375%	4/1/38	8,925	7,592
Charter Communications Operating LLC	3.500%	6/1/41	7,000	4,729
Charter Communications Operating LLC	3.500%	3/1/42	7,375	4,913
Charter Communications Operating LLC	6.484%	10/23/45	30,034	28,279
Charter Communications Operating LLC	5.375%	5/1/47	23,009	19,014
Charter Communications Operating LLC	5.750%	4/1/48	30,850	26,390
Charter Communications Operating LLC	5.125%	7/1/49	20,300	15,922
Charter Communications Operating LLC	4.800%	3/1/50	42,060	31,650
Charter Communications Operating LLC	3.700%	4/1/51	36,550	23,195
Charter Communications Operating LLC	3.900%	6/1/52	20,700	13,487
Charter Communications Operating LLC	5.250%	4/1/53	5,700	4,601
Charter Communications Operating LLC	6.834%	10/23/55	6,025	5,682
Charter Communications Operating LLC	3.850%	4/1/61	23,000	13,970
Charter Communications Operating LLC	4.400%	12/1/61	17,200	11,570
Charter Communications Operating LLC	3.950%	6/30/62	15,010	9,249
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,554
Comcast Corp.	3.375%	8/15/25	29,213	28,204
Comcast Corp.	3.950%	10/15/25	37,457	36,500
Comcast Corp.	3.150%	3/1/26	13,800	13,227
Comcast Corp.	2.350%	1/15/27	31,886	29,302
Comcast Corp.	3.300%	2/1/27	19,195	18,223
Comcast Corp.	3.300%	4/1/27	6,000	5,675
Comcast Corp.	3.150%	2/15/28	21,300	19,881
Comcast Corp.	3.550%	5/1/28	7,027	6,658
Comcast Corp.	4.150%	10/15/28	58,406	56,594
Comcast Corp.	4.550%	1/15/29	10,611	10,427
Comcast Corp.	2.650%	2/1/30	21,500	18,819
Comcast Corp.	3.400%	4/1/30	26,955	24,785
Comcast Corp.	4.250%	10/15/30	16,075	15,481
Comcast Corp.	1.950%	1/15/31	15,866	12,972
Comcast Corp.	1.500%	2/15/31	10,100	8,039
Comcast Corp.	5.500%	11/15/32	15,000	15,588
Comcast Corp.	4.250%	1/15/33	18,835	17,909
Comcast Corp.	7.050%	3/15/33	2,200	2,538
Comcast Corp.	4.800%	5/15/33	10,409	10,301
Comcast Corp.	4.200%	8/15/34	5,900	5,500
Comcast Corp.	5.650%	6/15/35	6,890	7,223
Comcast Corp.	4.400%	8/15/35	17,305	16,295
Comcast Corp.	6.500%	11/15/35	2,791	3,133
Comcast Corp.	3.200%	7/15/36	9,475	7,786

26

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	6.450%	3/15/37	8,723	9,593
Comcast Corp.	3.900%	3/1/38	11,000	9,556
Comcast Corp.	4.600%	10/15/38	31,065	28,965
Comcast Corp.	3.250%	11/1/39	16,000	12,694
Comcast Corp.	3.750%	4/1/40	20,050	16,891
Comcast Corp.	4.650%	7/15/42	16,000	14,758
Comcast Corp.	4.600%	8/15/45	14,092	12,806
Comcast Corp.	3.400%	7/15/46	14,423	10,943
Comcast Corp.	4.000%	8/15/47	12,675	10,572
Comcast Corp.	3.969%	11/1/47	25,986	21,585
Comcast Corp.	4.000%	3/1/48	10,725	8,950
Comcast Corp.	4.700%	10/15/48	12,286	11,553
Comcast Corp.	3.999%	11/1/49	33,446	27,764
Comcast Corp.	3.450%	2/1/50	15,950	12,175
Comcast Corp.	2.800%	1/15/51	17,225	11,391
Comcast Corp.	2.887%	11/1/51	47,234	31,681
Comcast Corp.	2.450%	8/15/52	14,475	8,853
Comcast Corp.	4.049%	11/1/52	20,932	17,411
Comcast Corp.	5.350%	5/15/53	16,977	17,262
Comcast Corp.	2.937%	11/1/56	60,887	39,663
Comcast Corp.	4.950%	10/15/58	11,739	11,288
Comcast Corp.	2.650%	8/15/62	9,925	5,904
Comcast Corp.	2.987%	11/1/63	37,622	23,837
Comcast Corp.	5.500%	5/15/64	14,855	15,053
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	57,088
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,272
Discovery Communications LLC	3.900%	11/15/24	5,525	5,361
Discovery Communications LLC	3.450%	3/15/25	7,161	6,854
Discovery Communications LLC	3.950%	6/15/25	4,768	4,584
Discovery Communications LLC	4.900%	3/11/26	9,000	8,828
Discovery Communications LLC	3.950%	3/20/28	28,714	26,732
Discovery Communications LLC	4.125%	5/15/29	9,900	9,076
Discovery Communications LLC	3.625%	5/15/30	8,650	7,583
Discovery Communications LLC	5.000%	9/20/37	5,350	4,573
Discovery Communications LLC	6.350%	6/1/40	8,215	8,020
Discovery Communications LLC	4.875%	4/1/43	11,665	9,418
Discovery Communications LLC	5.200%	9/20/47	4,854	4,000
Discovery Communications LLC	5.300%	5/15/49	8,485	7,043
Discovery Communications LLC	4.650%	5/15/50	10,535	8,002
Discovery Communications LLC	4.000%	9/15/55	14,685	9,732
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,057
Electronic Arts Inc.	1.850%	2/15/31	8,500	6,873
Electronic Arts Inc.	2.950%	2/15/51	8,500	5,755
Expedia Group Inc.	5.000%	2/15/26	8,955	8,838
Expedia Group Inc.	4.625%	8/1/27	7,000	6,793
Expedia Group Inc.	3.800%	2/15/28	7,958	7,450
Expedia Group Inc.	3.250%	2/15/30	14,355	12,487
Expedia Group Inc.	2.950%	3/15/31	6,642	5,622
FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,836
FactSet Research Systems Inc.	3.450%	3/1/32	5,500	4,699
Fox Corp.	3.050%	4/7/25	21,105	20,206
Fox Corp.	4.709%	1/25/29	21,325	20,738
Fox Corp.	3.500%	4/8/30	6,648	5,982
Fox Corp.	5.476%	1/25/39	15,500	14,484
Fox Corp.	5.576%	1/25/49	16,820	15,729
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,255
Grupo Televisa SAB	8.500%	3/11/32	275	325
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,031
Grupo Televisa SAB	5.000%	5/13/45	22,660	19,527
Grupo Televisa SAB	6.125%	1/31/46	4,800	4,755
Grupo Televisa SAB	5.250%	5/24/49	7,000	6,289
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	4,584
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,752
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,140
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,131
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,649
Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	4,021
Koninklijke KPN NV	8.375%	10/1/30	5,000	5,769
Meta Platforms Inc.	3.500%	8/15/27	10,000	9,495
Meta Platforms Inc.	4.600%	5/15/28	15,800	15,634
Meta Platforms Inc.	4.800%	5/15/30	10,611	10,604
Meta Platforms Inc.	3.850%	8/15/32	36,000	33,437
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.950%	5/15/33	19,000	18,973
	Meta Platforms Inc.	4.450%	8/15/52	28,900	25,167
	Meta Platforms Inc.	5.600%	5/15/53	26,527	27,239
	Meta Platforms Inc.	4.650%	8/15/62	15,700	13,784
	Meta Platforms Inc.	5.750%	5/15/63	18,569	19,198
	NBCUniversal Media LLC	4.450%	1/15/43	12,500	11,213
	Netflix Inc.	4.375%	11/15/26	21,587	21,096
	Netflix Inc.	4.875%	4/15/28	23,761	23,508
	Netflix Inc.	5.875%	11/15/28	12,153	12,600
	Netflix Inc.	6.375%	5/15/29	3,986	4,216
[7]	Netflix Inc.	5.375%	11/15/29	6,600	6,623
[7]	Netflix Inc.	4.875%	6/15/30	13,500	13,304
	Omnicom Group Inc.	3.650%	11/1/24	12,375	12,028
	Omnicom Group Inc.	3.600%	4/15/26	14,726	14,145
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,107
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,590
	Omnicom Group Inc.	2.600%	8/1/31	8,000	6,637
	Orange SA	9.000%	3/1/31	26,215	32,209
	Orange SA	5.375%	1/13/42	11,690	11,623
	Orange SA	5.500%	2/6/44	9,815	9,952
	Paramount Global	4.750%	5/15/25	14,062	13,730
	Paramount Global	4.000%	1/15/26	7,225	6,885
	Paramount Global	2.900%	1/15/27	17,869	16,073
	Paramount Global	3.375%	2/15/28	4,150	3,690
	Paramount Global	3.700%	6/1/28	11,019	9,807
	Paramount Global	4.200%	6/1/29	4,000	3,567
	Paramount Global	4.950%	1/15/31	20,150	18,201
	Paramount Global	4.200%	5/19/32	10,670	8,945
	Paramount Global	5.500%	5/15/33	5,200	4,767
	Paramount Global	6.875%	4/30/36	10,910	10,608
	Paramount Global	5.900%	10/15/40	3,375	2,921
	Paramount Global	4.850%	7/1/42	5,293	3,936
	Paramount Global	4.375%	3/15/43	15,440	10,915
	Paramount Global	5.850%	9/1/43	15,499	13,219
	Paramount Global	5.250%	4/1/44	800	608
	Paramount Global	4.900%	8/15/44	10,115	7,476
	Paramount Global	4.600%	1/15/45	1,400	995
	Paramount Global	4.950%	5/19/50	10,000	7,496
[7]	Rogers Communications Inc.	2.950%	3/15/25	10,000	9,506
	Rogers Communications Inc.	3.625%	12/15/25	6,435	6,085
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,375
[7]	Rogers Communications Inc.	3.200%	3/15/27	11,000	10,224
[7]	Rogers Communications Inc.	3.800%	3/15/32	21,100	18,448
	Rogers Communications Inc.	7.500%	8/15/38	300	331
[7]	Rogers Communications Inc.	4.500%	3/15/42	16,100	13,359
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,312
	Rogers Communications Inc.	5.450%	10/1/43	4,000	3,688
	Rogers Communications Inc.	5.000%	3/15/44	5,000	4,427
	Rogers Communications Inc.	4.300%	2/15/48	7,850	6,146
	Rogers Communications Inc.	4.350%	5/1/49	11,050	8,780
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,374
[7]	Rogers Communications Inc.	4.550%	3/15/52	15,900	12,857
	Sprint Capital Corp.	6.875%	11/15/28	14,417	15,287
	Sprint Capital Corp.	8.750%	3/15/32	27,884	33,702
	Sprint LLC	7.625%	2/15/25	13,044	13,318
	Sprint LLC	7.625%	3/1/26	10,000	10,385
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,000	3,858
	Take-Two Interactive Software Inc.	5.000%	3/28/26	14,500	14,358
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,789
	Take-Two Interactive Software Inc.	4.950%	3/28/28	7,300	7,219
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,243
	TCI Communications Inc.	7.875%	2/15/26	4,775	5,084
	TCI Communications Inc.	7.125%	2/15/28	725	786
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	14,941
	Telefonica Emisiones SA	7.045%	6/20/36	20,699	22,620
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	10,831
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	21,309
	Telefonica Emisiones SA	4.895%	3/6/48	21,481	17,976
	Telefonica Emisiones SA	5.520%	3/1/49	19,095	17,215

27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Europe BV	8.250%	9/15/30	8,362	9,656
	TELUS Corp.	2.800%	2/16/27	8,525	7,883
	TELUS Corp.	3.400%	5/13/32	5,700	4,880
	TELUS Corp.	4.300%	6/15/49	5,995	4,884
	Tencent Music Entertainment Group	2.000%	9/3/30	5,630	4,439
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,050
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,044
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,080
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,600
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	6,275	6,911
	Time Warner Cable LLC	6.550%	5/1/37	20,905	20,104
	Time Warner Cable LLC	7.300%	7/1/38	16,248	16,564
	Time Warner Cable LLC	6.750%	6/15/39	19,779	19,002
	Time Warner Cable LLC	5.875%	11/15/40	15,510	13,721
	Time Warner Cable LLC	5.500%	9/1/41	17,070	14,262
	Time Warner Cable LLC	4.500%	9/15/42	13,586	10,140
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	29,347
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,108
	T-Mobile USA Inc.	2.250%	2/15/26	10,939	10,076
	T-Mobile USA Inc.	2.625%	4/15/26	5,717	5,301
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	50,443
	T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,791
	T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,286
	T-Mobile USA Inc.	2.050%	2/15/28	23,929	20,785
	T-Mobile USA Inc.	4.950%	3/15/28	7,665	7,550
	T-Mobile USA Inc.	4.800%	7/15/28	49,000	48,096
	T-Mobile USA Inc.	2.625%	2/15/29	7,655	6,647
	T-Mobile USA Inc.	2.400%	3/15/29	3,000	2,576
	T-Mobile USA Inc.	3.375%	4/15/29	12,145	10,920
	T-Mobile USA Inc.	3.875%	4/15/30	82,741	76,271
	T-Mobile USA Inc.	2.550%	2/15/31	32,874	27,324
	T-Mobile USA Inc.	2.875%	2/15/31	10,328	8,757
	T-Mobile USA Inc.	3.500%	4/15/31	23,035	20,316
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,001
	T-Mobile USA Inc.	2.700%	3/15/32	12,446	10,312
	T-Mobile USA Inc.	5.200%	1/15/33	13,712	13,626
	T-Mobile USA Inc.	5.050%	7/15/33	36,783	36,117
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	28,551
	T-Mobile USA Inc.	3.000%	2/15/41	29,210	21,329
	T-Mobile USA Inc.	4.500%	4/15/50	30,880	26,531
	T-Mobile USA Inc.	3.300%	2/15/51	42,337	29,725
	T-Mobile USA Inc.	3.400%	10/15/52	34,567	24,670
	T-Mobile USA Inc.	5.650%	1/15/53	11,235	11,406
	T-Mobile USA Inc.	5.750%	1/15/54	13,263	13,651
	T-Mobile USA Inc.	3.600%	11/15/60	22,900	16,076
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	3,973
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	5,567
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	14,918
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	18,919
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	234
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	5,968
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	3,925
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	10,281
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,767
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	5,267
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,156
	VeriSign Inc.	2.700%	6/15/31	6,000	4,997
	Verizon Communications Inc.	3.376%	2/15/25	13,000	12,562
	Verizon Communications Inc.	0.850%	11/20/25	18,525	16,719
	Verizon Communications Inc.	1.450%	3/20/26	19,500	17,679
	Verizon Communications Inc.	2.625%	8/15/26	15,525	14,435
	Verizon Communications Inc.	4.125%	3/16/27	26,725	25,965
	Verizon Communications Inc.	3.000%	3/22/27	15,821	14,782
	Verizon Communications Inc.	2.100%	3/22/28	58,246	51,176
	Verizon Communications Inc.	4.329%	9/21/28	47,971	46,223
	Verizon Communications Inc.	4.016%	12/3/29	41,471	38,686
	Verizon Communications Inc.	3.150%	3/22/30	37,595	33,442
	Verizon Communications Inc.	1.500%	9/18/30	7,500	5,913
	Verizon Communications Inc.	1.680%	10/30/30	16,168	12,784
	Verizon Communications Inc.	1.750%	1/20/31	22,075	17,405
	Verizon Communications Inc.	2.550%	3/21/31	45,000	37,583
	Verizon Communications Inc.	2.355%	3/15/32	52,350	42,109
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.050%	5/9/33	20,611	20,373
Verizon Communications Inc.	4.500%	8/10/33	36,244	34,180
Verizon Communications Inc.	4.400%	11/1/34	32,782	30,238
Verizon Communications Inc.	4.272%	1/15/36	19,971	18,038
Verizon Communications Inc.	5.250%	3/16/37	12,739	12,631
Verizon Communications Inc.	4.812%	3/15/39	17,935	16,782
Verizon Communications Inc.	2.650%	11/20/40	34,500	23,984
Verizon Communications Inc.	3.400%	3/22/41	41,825	32,262
Verizon Communications Inc.	2.850%	9/3/41	10,600	7,542
Verizon Communications Inc.	4.750%	11/1/41	6,200	5,702
Verizon Communications Inc.	4.125%	8/15/46	14,730	12,136
Verizon Communications Inc.	4.862%	8/21/46	24,004	21,996
Verizon Communications Inc.	4.522%	9/15/48	17,555	15,509
Verizon Communications Inc.	4.000%	3/22/50	13,350	10,844
Verizon Communications Inc.	2.875%	11/20/50	28,400	18,492
Verizon Communications Inc.	3.550%	3/22/51	46,500	34,725
Verizon Communications Inc.	2.987%	10/30/56	51,505	32,729
Verizon Communications Inc.	3.000%	11/20/60	21,000	13,146
Verizon Communications Inc.	3.700%	3/22/61	43,300	31,493
Vodafone Group plc	4.125%	5/30/25	16,425	16,033
Vodafone Group plc	4.375%	5/30/28	6,499	6,359
Vodafone Group plc	7.875%	2/15/30	1,163	1,333
Vodafone Group plc	6.250%	11/30/32	4,145	4,393
Vodafone Group plc	6.150%	2/27/37	10,636	11,141
Vodafone Group plc	4.375%	2/19/43	8,255	6,929
Vodafone Group plc	4.875%	6/19/49	18,749	16,626
Vodafone Group plc	4.250%	9/17/50	22,915	18,392
Vodafone Group plc	5.625%	2/10/53	13,860	13,599
Vodafone Group plc	5.125%	6/19/59	5,750	5,107
Vodafone Group plc	5.750%	2/10/63	5,000	4,846
Walt Disney Co.	1.750%	8/30/24	16,120	15,443
Walt Disney Co.	3.700%	9/15/24	10,326	10,109
Walt Disney Co.	3.350%	3/24/25	18,990	18,400
Walt Disney Co.	3.700%	10/15/25	8,810	8,548
Walt Disney Co.	1.750%	1/13/26	19,250	17,825
Walt Disney Co.	3.375%	11/15/26	11,225	10,681
Walt Disney Co.	3.700%	3/23/27	12,000	11,599
Walt Disney Co.	2.200%	1/13/28	15,400	13,936
Walt Disney Co.	2.000%	9/1/29	20,517	17,462
Walt Disney Co.	3.800%	3/22/30	9,585	9,061
Walt Disney Co.	2.650%	1/13/31	22,775	19,819
Walt Disney Co.	6.550%	3/15/33	2,415	2,693
Walt Disney Co.	6.200%	12/15/34	9,795	10,790
Walt Disney Co.	6.400%	12/15/35	12,647	14,222
Walt Disney Co.	6.150%	3/1/37	14,708	15,858
Walt Disney Co.	6.650%	11/15/37	6,876	7,962
Walt Disney Co.	4.625%	3/23/40	7,010	6,733
Walt Disney Co.	3.500%	5/13/40	16,033	13,224
Walt Disney Co.	5.400%	10/1/43	6,633	6,764
Walt Disney Co.	4.750%	9/15/44	12,795	12,122
Walt Disney Co.	4.950%	10/15/45	2,050	1,981
Walt Disney Co.	4.750%	11/15/46	6,268	5,909
Walt Disney Co.	2.750%	9/1/49	20,900	14,153
Walt Disney Co.	4.700%	3/23/50	12,145	11,611
Walt Disney Co.	3.600%	1/13/51	35,761	28,458
Walt Disney Co.	3.800%	5/13/60	10,783	8,665
Warnermedia Holdings Inc.	3.638%	3/15/25	18,000	17,365
Warnermedia Holdings Inc.	3.788%	3/15/25	12,000	11,596
Warnermedia Holdings Inc.	3.755%	3/15/27	42,000	39,189
Warnermedia Holdings Inc.	4.054%	3/15/29	16,090	14,704
Warnermedia Holdings Inc.	4.279%	3/15/32	62,000	54,936
Warnermedia Holdings Inc.	5.050%	3/15/42	47,000	39,430
Warnermedia Holdings Inc.	5.141%	3/15/52	87,500	71,352
Warnermedia Holdings Inc.	5.391%	3/15/62	36,100	29,341
Weibo Corp.	3.500%	7/5/24	8,375	8,134
Weibo Corp.	3.375%	7/8/30	8,565	6,845
WPP Finance 2010	3.750%	9/19/24	8,615	8,357
				5,860,716
Consumer Discretionary (1.5%)
Advance Auto Parts Inc.	5.900%	3/9/26	2,950	2,915
Advance Auto Parts Inc.	3.900%	4/15/30	11,800	10,131
Advance Auto Parts Inc.	3.500%	3/15/32	3,524	2,814
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,485	21,771

28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	34,610	32,152
	Alibaba Group Holding Ltd.	2.125%	2/9/31	12,678	10,310
	Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	5,255
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	8,998
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,147
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,113
	Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	10,444
	Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	8,318
	Alibaba Group Holding Ltd.	3.250%	2/9/61	10,254	6,329
	Amazon.com Inc.	2.800%	8/22/24	5,000	4,862
	Amazon.com Inc.	4.700%	11/29/24	10,000	9,943
	Amazon.com Inc.	3.800%	12/5/24	5,049	4,955
	Amazon.com Inc.	3.000%	4/13/25	11,000	10,617
	Amazon.com Inc.	0.800%	6/3/25	10,160	9,393
	Amazon.com Inc.	4.600%	12/1/25	15,945	15,826
	Amazon.com Inc.	5.200%	12/3/25	11,460	11,494
	Amazon.com Inc.	1.000%	5/12/26	24,000	21,581
	Amazon.com Inc.	3.300%	4/13/27	16,585	15,815
	Amazon.com Inc.	1.200%	6/3/27	24,193	21,238
	Amazon.com Inc.	3.150%	8/22/27	35,883	33,766
	Amazon.com Inc.	4.550%	12/1/27	15,000	14,903
	Amazon.com Inc.	1.650%	5/12/28	19,000	16,603
	Amazon.com Inc.	3.450%	4/13/29	25,000	23,548
	Amazon.com Inc.	4.650%	12/1/29	12,915	12,949
	Amazon.com Inc.	2.100%	5/12/31	32,500	27,320
	Amazon.com Inc.	3.600%	4/13/32	25,885	24,126
	Amazon.com Inc.	4.700%	12/1/32	26,240	26,436
	Amazon.com Inc.	4.800%	12/5/34	11,870	12,125
	Amazon.com Inc.	3.875%	8/22/37	53,621	48,966
	Amazon.com Inc.	2.875%	5/12/41	35,500	27,394
	Amazon.com Inc.	4.950%	12/5/44	5,136	5,197
	Amazon.com Inc.	4.050%	8/22/47	26,830	24,041
	Amazon.com Inc.	2.500%	6/3/50	29,200	19,390
	Amazon.com Inc.	3.100%	5/12/51	33,540	24,993
	Amazon.com Inc.	3.950%	4/13/52	29,720	25,844
	Amazon.com Inc.	4.250%	8/22/57	17,925	16,167
	Amazon.com Inc.	2.700%	6/3/60	23,550	15,123
	Amazon.com Inc.	3.250%	5/12/61	19,750	14,303
	Amazon.com Inc.	4.100%	4/13/62	13,390	11,559
[3]	American Honda Finance Corp.	0.550%	7/12/24	10,000	9,498
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	5,766
[3]	American Honda Finance Corp.	4.600%	4/17/25	13,220	13,058
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,604
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,474
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,403
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	3,945
[3]	American Honda Finance Corp.	2.000%	3/24/28	7,700	6,758
[3]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,304
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,570
[3]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,249
[3]	American University	3.672%	4/1/49	4,830	3,852
	Aptiv plc	4.350%	3/15/29	1,400	1,346
	Aptiv plc	3.250%	3/1/32	7,315	6,259
	Aptiv plc	4.400%	10/1/46	4,825	3,757
	Aptiv plc	5.400%	3/15/49	3,890	3,444
	Aptiv plc	3.100%	12/1/51	14,080	8,842
	Aptiv plc	4.150%	5/1/52	9,775	7,450
	AutoNation Inc.	3.500%	11/15/24	7,300	7,041
	AutoNation Inc.	4.500%	10/1/25	9,905	9,542
	AutoNation Inc.	3.800%	11/15/27	6,075	5,565
	AutoNation Inc.	2.400%	8/1/31	2,900	2,206
	AutoNation Inc.	3.850%	3/1/32	15,000	12,745
	AutoZone Inc.	3.250%	4/15/25	8,519	8,158
	AutoZone Inc.	3.625%	4/15/25	9,220	8,917
	AutoZone Inc.	3.125%	4/21/26	5,200	4,917
	AutoZone Inc.	3.750%	6/1/27	5,600	5,334
	AutoZone Inc.	4.500%	2/1/28	5,000	4,877
	AutoZone Inc.	3.750%	4/18/29	9,657	8,926
	AutoZone Inc.	4.000%	4/15/30	15,250	14,170
	AutoZone Inc.	1.650%	1/15/31	10,138	7,911
	AutoZone Inc.	4.750%	8/1/32	12,000	11,591
	AutoZone Inc.	4.750%	2/1/33	5,000	4,788
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,714
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	3.375%	3/15/25	2,788	2,672
	BorgWarner Inc.	2.650%	7/1/27	1,000	911
	BorgWarner Inc.	4.375%	3/15/45	4,115	3,303
[3]	Brown University	2.924%	9/1/50	6,815	4,962
	Brunswick Corp.	0.850%	8/18/24	3,500	3,302
	Brunswick Corp.	2.400%	8/18/31	9,580	7,349
	Brunswick Corp.	5.100%	4/1/52	4,375	3,276
[3]	California Endowment	2.498%	4/1/51	3,776	2,439
	California Institute of Technology	4.321%	8/1/45	1,606	1,468
	California Institute of Technology	4.700%	11/1/11	5,575	4,867
	California Institute of Technology	3.650%	9/1/19	5,204	3,547
[3]	Case Western Reserve University	5.405%	6/1/22	3,775	3,671
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,239
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,406
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,077
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,233
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	5,901
	Dick's Sporting Goods Inc.	4.100%	1/15/52	10,000	6,948
	DR Horton Inc.	2.500%	10/15/24	5,030	4,818
	DR Horton Inc.	2.600%	10/15/25	4,410	4,130
	DR Horton Inc.	1.400%	10/15/27	2,000	1,715
[3]	Duke University	2.682%	10/1/44	5,500	4,083
[3]	Duke University	2.757%	10/1/50	3,575	2,526
[3]	Duke University	2.832%	10/1/55	10,675	7,444
	eBay Inc.	3.450%	8/1/24	2,502	2,447
	eBay Inc.	1.900%	3/11/25	15,879	14,936
	eBay Inc.	5.900%	11/22/25	5,000	5,058
	eBay Inc.	1.400%	5/10/26	7,900	7,136
	eBay Inc.	3.600%	6/5/27	10,250	9,705
	eBay Inc.	2.700%	3/11/30	25,295	21,733
	eBay Inc.	2.600%	5/10/31	7,900	6,605
	eBay Inc.	6.300%	11/22/32	5,000	5,251
	eBay Inc.	4.000%	7/15/42	7,336	5,851
	eBay Inc.	3.650%	5/10/51	10,325	7,568
[3]	Emory University	2.143%	9/1/30	6,300	5,286
[3]	Emory University	2.969%	9/1/50	4,300	3,085
[3]	Ford Foundation	2.415%	6/1/50	2,745	1,814
[3]	Ford Foundation	2.815%	6/1/70	8,638	5,399
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,350	4,210
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,070
	Fortune Brands Innovations Inc.	4.000%	3/25/32	4,750	4,229
	Fortune Brands Innovations Inc.	5.875%	6/1/33	5,500	5,512
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	3,716
	General Motors Co.	4.000%	4/1/25	11,564	11,239
	General Motors Co.	6.125%	10/1/25	32,763	32,976
	General Motors Co.	4.200%	10/1/27	6,794	6,441
	General Motors Co.	6.800%	10/1/27	10,888	11,309
	General Motors Co.	5.000%	10/1/28	20,371	19,805
	General Motors Co.	5.400%	10/15/29	5,705	5,562
	General Motors Co.	5.600%	10/15/32	16,000	15,511
	General Motors Co.	5.000%	4/1/35	7,731	7,011
	General Motors Co.	6.600%	4/1/36	13,936	14,334
	General Motors Co.	5.150%	4/1/38	9,579	8,547
	General Motors Co.	6.250%	10/2/43	20,970	20,538
	General Motors Co.	5.200%	4/1/45	13,396	11,422
	General Motors Co.	6.750%	4/1/46	19,747	19,957
	General Motors Co.	5.400%	4/1/48	7,275	6,275
	General Motors Co.	5.950%	4/1/49	11,133	10,396
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	16,506
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	8,990
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	12,552
	General Motors Financial Co. Inc.	3.800%	4/7/25	10,500	10,128
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,325
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,040
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	268
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	8,933
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,387
	General Motors Financial Co. Inc.	5.400%	4/6/26	11,985	11,849
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	7,658
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	26,663
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,311
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	8,894
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,085

29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,666
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	8,623
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,023
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	16,656
	General Motors Financial Co. Inc.	3.600%	6/21/30	5,300	4,590
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,900	5,416
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,885	19,840
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,000	4,044
	General Motors Financial Co. Inc.	6.400%	1/9/33	12,000	12,197
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,405
	Genuine Parts Co.	1.875%	11/1/30	6,000	4,693
[3]	George Washington University	4.300%	9/15/44	3,944	3,533
	George Washington University	4.868%	9/15/45	1,742	1,656
[3]	George Washington University	4.126%	9/15/48	11,456	9,881
[3]	Georgetown University	4.315%	4/1/49	4,837	4,251
[3]	Georgetown University	2.943%	4/1/50	3,260	2,233
	Georgetown University	5.115%	4/1/53	1,500	1,497
[3]	Georgetown University	5.215%	10/1/18	2,694	2,473
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	3,835
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	5,668
	Hasbro Inc.	3.550%	11/19/26	5,000	4,645
	Hasbro Inc.	3.900%	11/19/29	9,500	8,604
	Hasbro Inc.	6.350%	3/15/40	4,625	4,724
	Hasbro Inc.	5.100%	5/15/44	5,413	4,779
	Home Depot Inc.	2.700%	4/15/25	3,000	2,880
	Home Depot Inc.	3.000%	4/1/26	17,400	16,649
	Home Depot Inc.	2.125%	9/15/26	18,853	17,414
	Home Depot Inc.	2.500%	4/15/27	24,813	23,040
	Home Depot Inc.	2.800%	9/14/27	5,480	5,104
	Home Depot Inc.	0.900%	3/15/28	5,000	4,218
	Home Depot Inc.	1.500%	9/15/28	4,000	3,424
	Home Depot Inc.	2.950%	6/15/29	15,455	14,074
	Home Depot Inc.	2.700%	4/15/30	47,495	42,202
	Home Depot Inc.	1.375%	3/15/31	12,200	9,635
	Home Depot Inc.	1.875%	9/15/31	15,900	12,934
	Home Depot Inc.	3.250%	4/15/32	25,000	22,465
	Home Depot Inc.	4.500%	9/15/32	10,000	9,876
	Home Depot Inc.	5.875%	12/16/36	24,531	26,725
	Home Depot Inc.	3.300%	4/15/40	23,650	19,207
	Home Depot Inc.	5.950%	4/1/41	6,215	6,838
	Home Depot Inc.	4.200%	4/1/43	15,212	13,597
	Home Depot Inc.	4.875%	2/15/44	936	911
	Home Depot Inc.	4.400%	3/15/45	4,575	4,172
	Home Depot Inc.	4.250%	4/1/46	6,580	5,835
	Home Depot Inc.	3.900%	6/15/47	13,805	11,733
	Home Depot Inc.	4.500%	12/6/48	8,173	7,579
	Home Depot Inc.	3.125%	12/15/49	36,580	26,780
	Home Depot Inc.	3.350%	4/15/50	25,762	19,666
	Home Depot Inc.	2.375%	3/15/51	9,550	5,928
	Home Depot Inc.	2.750%	9/15/51	13,630	9,193
	Home Depot Inc.	3.625%	4/15/52	19,000	15,132
	Home Depot Inc.	4.950%	9/15/52	14,000	13,896
	Home Depot Inc.	3.500%	9/15/56	8,195	6,312
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,762
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,643
[3]	Howard University	5.209%	10/1/52	3,100	2,551
	Hyatt Hotels Corp.	1.800%	10/1/24	2,000	1,906
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,556
[5]	Hyatt Hotels Corp.	5.750%	1/30/27	4,000	3,991
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,429
	Hyatt Hotels Corp.	5.750%	4/23/30	7,200	7,224
	JD.com Inc.	3.875%	4/29/26	10,884	10,383
	JD.com Inc.	3.375%	1/14/30	3,300	2,959
	JD.com Inc.	4.125%	1/14/50	3,250	2,535
[3]	Johns Hopkins University	4.705%	7/1/32	7,000	6,990
[3]	Johns Hopkins University	4.083%	7/1/53	5,300	4,700
[3]	Johns Hopkins University	2.813%	1/1/60	325	214
	Lear Corp.	3.800%	9/15/27	3,256	3,039
	Lear Corp.	4.250%	5/15/29	6,850	6,429
	Lear Corp.	3.500%	5/30/30	3,800	3,344
	Lear Corp.	2.600%	1/15/32	4,650	3,619
	Lear Corp.	5.250%	5/15/49	2,890	2,529
	Lear Corp.	3.550%	1/15/52	4,650	3,116
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,607
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,515
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	6,456
	Leland Stanford Junior University	1.289%	6/1/27	1,075	945
	Leland Stanford Junior University	3.647%	5/1/48	11,840	10,126
	Leland Stanford Junior University	2.413%	6/1/50	4,795	3,171
	Lennar Corp.	4.750%	5/30/25	4,700	4,595
	Lennar Corp.	5.250%	6/1/26	11,888	11,780
	Lennar Corp.	4.750%	11/29/27	15,000	14,585
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	2,861
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	8,465
	Lowe's Cos. Inc.	4.400%	9/8/25	2,300	2,255
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	13,648
	Lowe's Cos. Inc.	4.800%	4/1/26	8,000	7,921
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	18,181
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	4,960
	Lowe's Cos. Inc.	3.100%	5/3/27	12,618	11,784
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,380
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,573
	Lowe's Cos. Inc.	6.500%	3/15/29	267	286
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	22,021
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,111
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,016
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	22,356
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	24,639
	Lowe's Cos. Inc.	5.000%	4/15/33	10,000	9,892
	Lowe's Cos. Inc.	5.150%	7/1/33	16,000	15,968
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,349
	Lowe's Cos. Inc.	2.800%	9/15/41	18,000	12,731
	Lowe's Cos. Inc.	4.250%	9/15/44	541	422
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	7,654
	Lowe's Cos. Inc.	4.050%	5/3/47	14,622	11,755
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	8,132
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,753
	Lowe's Cos. Inc.	3.000%	10/15/50	8,468	5,548
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	3,560
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	21,252
	Lowe's Cos. Inc.	5.625%	4/15/53	15,000	14,977
	Lowe's Cos. Inc.	5.750%	7/1/53	2,090	2,124
	Lowe's Cos. Inc.	4.450%	4/1/62	16,750	13,492
	Lowe's Cos. Inc.	5.800%	9/15/62	9,000	8,928
	Lowe's Cos. Inc.	5.850%	4/1/63	8,090	8,066
	Magna International Inc.	4.150%	10/1/25	2,775	2,691
	Magna International Inc.	2.450%	6/15/30	5,000	4,238
	Marriott International Inc.	3.750%	3/15/25	7,409	7,173
[3]	Marriott International Inc.	5.750%	5/1/25	1,650	1,654
	Marriott International Inc.	3.750%	10/1/25	4,190	4,026
[3]	Marriott International Inc.	3.125%	6/15/26	10,235	9,614
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,454
[3]	Marriott International Inc.	4.625%	6/15/30	14,100	13,502
[3]	Marriott International Inc.	2.850%	4/15/31	20,500	17,238
[3]	Marriott International Inc.	3.500%	10/15/32	7,971	6,883
[3]	Marriott International Inc.	2.750%	10/15/33	5,000	3,977
	Masco Corp.	3.500%	11/15/27	8,550	8,001
	Masco Corp.	1.500%	2/15/28	5,000	4,258
	Masco Corp.	7.750%	8/1/29	1,144	1,246
	Masco Corp.	2.000%	10/1/30	3,175	2,505
	Masco Corp.	2.000%	2/15/31	9,000	7,106
	Masco Corp.	4.500%	5/15/47	3,546	2,864
	Masco Corp.	3.125%	2/15/51	7,500	4,728
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	133
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	5,580	4,169
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	1,012	644
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	3,985
	Massachusetts Institute of Technology	5.600%	7/1/11	3,881	4,379
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	13,993
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,738

30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	11,293
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	5,883
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	21,870
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	8,549
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	8,566
[3]	McDonald's Corp.	3.800%	4/1/28	11,475	10,998
[3]	McDonald's Corp.	2.625%	9/1/29	13,110	11,628
[3]	McDonald's Corp.	2.125%	3/1/30	11,855	10,092
[3]	McDonald's Corp.	3.600%	7/1/30	10,716	9,971
[3]	McDonald's Corp.	4.700%	12/9/35	12,900	12,522
[3]	McDonald's Corp.	6.300%	10/15/37	425	467
[3]	McDonald's Corp.	6.300%	3/1/38	8,053	8,884
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	8,059
[3]	McDonald's Corp.	3.700%	2/15/42	5,375	4,377
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	3,439
[3]	McDonald's Corp.	4.600%	5/26/45	8,860	8,073
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	14,817
[3]	McDonald's Corp.	4.450%	3/1/47	9,890	8,888
[3]	McDonald's Corp.	4.450%	9/1/48	3,736	3,357
[3]	McDonald's Corp.	3.625%	9/1/49	15,344	12,107
[3]	McDonald's Corp.	4.200%	4/1/50	10,000	8,650
[3]	McDonald's Corp.	5.150%	9/9/52	14,000	13,951
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,228
	MDC Holdings Inc.	6.000%	1/15/43	3,000	2,702
[7]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	869
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	10,960
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,399
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,083
	NIKE Inc.	2.400%	3/27/25	9,125	8,724
	NIKE Inc.	2.375%	11/1/26	11,270	10,472
	NIKE Inc.	2.750%	3/27/27	7,374	6,932
	NIKE Inc.	2.850%	3/27/30	17,075	15,436
	NIKE Inc.	3.250%	3/27/40	11,500	9,450
	NIKE Inc.	3.625%	5/1/43	3,025	2,545
	NIKE Inc.	3.875%	11/1/45	2,575	2,252
	NIKE Inc.	3.375%	11/1/46	5,125	4,107
	NIKE Inc.	3.375%	3/27/50	11,000	8,910
[3]	Northeastern University	2.894%	10/1/50	3,140	2,160
[3]	Northwestern University	4.643%	12/1/44	9,550	9,280
[3]	Northwestern University	2.640%	12/1/50	3,000	2,076
[3]	Northwestern University	3.662%	12/1/57	2,100	1,735
	NVR Inc.	3.000%	5/15/30	9,072	7,861
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,462
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,165
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,621
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	3,758
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	5,194
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,462
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,000	9,630
	Owens Corning	4.200%	12/1/24	6,030	5,905
	Owens Corning	3.400%	8/15/26	2,025	1,916
	Owens Corning	3.950%	8/15/29	4,100	3,812
	Owens Corning	3.875%	6/1/30	4,275	3,912
	Owens Corning	7.000%	12/1/36	1,787	1,956
	Owens Corning	4.300%	7/15/47	8,075	6,628
	Owens Corning	4.400%	1/30/48	4,100	3,394
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,720
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,858
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	4,427
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,542
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,508
	PulteGroup Inc.	5.500%	3/1/26	5,550	5,522
	PulteGroup Inc.	5.000%	1/15/27	16,000	15,777
	PulteGroup Inc.	6.375%	5/15/33	8,462	8,790
	PulteGroup Inc.	6.000%	2/15/35	4,000	4,062
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,057
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,568
	Ross Stores Inc.	4.600%	4/15/25	6,640	6,508
	Ross Stores Inc.	1.875%	4/15/31	5,000	3,938
	Snap-on Inc.	3.250%	3/1/27	4,475	4,222
	Snap-on Inc.	4.100%	3/1/48	2,600	2,283
	Snap-on Inc.	3.100%	5/1/50	5,225	3,874
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,479
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	976
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	10,993
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,751
	Stanley Black & Decker Inc.	4.850%	11/15/48	10,248	8,849
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,525
	Starbucks Corp.	3.800%	8/15/25	1,354	1,311
	Starbucks Corp.	4.750%	2/15/26	5,000	4,951
	Starbucks Corp.	2.450%	6/15/26	20,813	19,395
	Starbucks Corp.	3.500%	3/1/28	5,575	5,239
	Starbucks Corp.	4.000%	11/15/28	5,100	4,895
	Starbucks Corp.	2.250%	3/12/30	2,000	1,693
	Starbucks Corp.	2.550%	11/15/30	25,718	21,940
	Starbucks Corp.	3.000%	2/14/32	10,000	8,682
	Starbucks Corp.	4.800%	2/15/33	5,500	5,438
	Starbucks Corp.	4.300%	6/15/45	2,535	2,210
	Starbucks Corp.	3.750%	12/1/47	8,500	6,727
	Starbucks Corp.	4.500%	11/15/48	13,801	12,341
	Starbucks Corp.	4.450%	8/15/49	8,000	7,083
	Starbucks Corp.	3.350%	3/12/50	8,000	5,877
	Starbucks Corp.	3.500%	11/15/50	10,700	8,131
	Tapestry Inc.	4.125%	7/15/27	1,496	1,406
	Tapestry Inc.	3.050%	3/15/32	5,000	3,995
	Thomas Jefferson University	3.847%	11/1/57	5,650	4,119
	TJX Cos. Inc.	2.250%	9/15/26	23,275	21,476
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,438
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,638
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,542
	Toll Brothers Finance Corp.	4.350%	2/15/28	9,000	8,449
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	897
	Toyota Motor Corp.	2.358%	7/2/24	11,065	10,718
	Toyota Motor Corp.	1.339%	3/25/26	13,800	12,518
	Toyota Motor Corp.	3.669%	7/20/28	10,000	9,572
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,264
	Toyota Motor Credit Corp.	0.625%	9/13/24	19,000	17,952
[3]	Toyota Motor Credit Corp.	4.400%	9/20/24	5,000	4,939
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,000	7,548
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	12,854
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	2,930
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	4,890
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,245
	Toyota Motor Credit Corp.	5.400%	11/10/25	10,000	10,070
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,296
	Toyota Motor Credit Corp.	4.450%	5/18/26	8,633	8,504
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	12,515
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,639
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	3,800	3,433
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,018
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,000	4,934
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,121
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	12,488
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	6,767
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,550
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,208
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,205
	Toyota Motor Credit Corp.	4.550%	5/17/30	12,945	12,627
[3]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,012
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	12,905
[3]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,675
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,000	4,951
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,558
	Tractor Supply Co.	5.250%	5/15/33	7,500	7,435
[3]	Trustees of Boston College	3.129%	7/1/52	4,050	2,984
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	2,643
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,435
[3]	Trustees of Princeton University	2.516%	7/1/50	7,575	5,203

31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trustees of Princeton University	4.201%	3/1/52	3,300	3,061
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,434
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,291
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	42
[3]	University of Chicago	2.547%	4/1/50	8,050	5,504
	University of Chicago	3.000%	10/1/52	2,175	1,569
[3]	University of Chicago	4.003%	10/1/53	5,300	4,657
[3]	University of Miami	4.063%	4/1/52	5,300	4,515
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	7,267
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,208
[3]	University of Southern California	3.028%	10/1/39	9,251	7,429
[3]	University of Southern California	3.841%	10/1/47	9,550	8,228
[3]	University of Southern California	2.945%	10/1/51	9,275	6,600
	University of Southern California	5.250%	10/1/11	2,250	2,258
[3]	University of Southern California	3.226%	10/1/20	1,975	1,228
	VF Corp.	2.400%	4/23/25	6,800	6,376
	VF Corp.	2.800%	4/23/27	2,930	2,645
	VF Corp.	2.950%	4/23/30	5,059	4,163
[3]	Washington University	3.524%	4/15/54	5,620	4,521
	Washington University	4.349%	4/15/22	5,760	4,782
	Whirlpool Corp.	3.700%	5/1/25	800	774
	Whirlpool Corp.	4.750%	2/26/29	16,200	15,800
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,315
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,880
	Whirlpool Corp.	5.500%	3/1/33	6,500	6,488
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,598
	Whirlpool Corp.	4.600%	5/15/50	3,500	2,907
[3]	William Marsh Rice University	3.574%	5/15/45	8,510	7,147
[3]	Yale University	0.873%	4/15/25	4,775	4,424
[3]	Yale University	1.482%	4/15/30	5,300	4,384
[3]	Yale University	2.402%	4/15/50	8,065	5,331
					3,738,962
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,618
	Altria Group Inc.	2.350%	5/6/25	7,125	6,706
	Altria Group Inc.	4.400%	2/14/26	28,775	28,175
	Altria Group Inc.	2.625%	9/16/26	11,294	10,458
	Altria Group Inc.	4.800%	2/14/29	12,275	11,937
	Altria Group Inc.	3.400%	5/6/30	9,000	7,934
	Altria Group Inc.	2.450%	2/4/32	12,350	9,658
	Altria Group Inc.	5.800%	2/14/39	8,860	8,659
	Altria Group Inc.	3.400%	2/4/41	25,500	17,835
	Altria Group Inc.	4.250%	8/9/42	10,376	8,108
	Altria Group Inc.	4.500%	5/2/43	16,209	12,912
	Altria Group Inc.	5.375%	1/31/44	2,457	2,310
	Altria Group Inc.	3.875%	9/16/46	23,289	16,352
	Altria Group Inc.	5.950%	2/14/49	20,303	19,195
	Altria Group Inc.	4.450%	5/6/50	9,990	7,372
	Altria Group Inc.	3.700%	2/4/51	21,460	14,396
	Altria Group Inc.	6.200%	2/14/59	2,521	2,459
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	40,101
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	77,511	75,472
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	146,111	139,550
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,281
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	14,690	13,488
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	17,130
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	21,356
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	40,427	40,275
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	28,870	26,872
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	14,615	13,565
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	9,896
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	20,281	21,012
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,901
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	13,791
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,560
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	51,842	48,135
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,407	24,722
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	15,448	16,270
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	10,163	9,393
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,580	5,172
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,050	4,415
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	10,327	9,363
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,204
Archer-Daniels-Midland Co.	2.900%	3/1/32	2,147	1,870
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	572
Archer-Daniels-Midland Co.	4.500%	8/15/33	4,500	4,394
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,488
Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,758
Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	12,339
Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,361
Avery Dennison Corp.	4.875%	12/6/28	6,887	6,762
Avery Dennison Corp.	2.650%	4/30/30	8,200	6,896
Avery Dennison Corp.	5.750%	3/15/33	8,000	8,162
BAT Capital Corp.	3.222%	8/15/24	24,380	23,655
BAT Capital Corp.	2.789%	9/6/24	826	795
BAT Capital Corp.	3.215%	9/6/26	10,933	10,176
BAT Capital Corp.	4.700%	4/2/27	26,873	26,035
BAT Capital Corp.	3.557%	8/15/27	31,770	29,249
BAT Capital Corp.	2.259%	3/25/28	25,625	21,967
BAT Capital Corp.	3.462%	9/6/29	7,693	6,685
BAT Capital Corp.	4.906%	4/2/30	11,805	11,164
BAT Capital Corp.	2.726%	3/25/31	24,000	19,110
BAT Capital Corp.	4.742%	3/16/32	10,000	9,113
BAT Capital Corp.	4.390%	8/15/37	28,725	22,954
BAT Capital Corp.	3.734%	9/25/40	10,000	7,132
BAT Capital Corp.	4.540%	8/15/47	25,143	18,553
BAT Capital Corp.	4.758%	9/6/49	4,025	3,039
BAT Capital Corp.	5.282%	4/2/50	8,450	7,010
BAT Capital Corp.	3.984%	9/25/50	3,825	2,579
BAT Capital Corp.	5.650%	3/16/52	6,250	5,434
BAT International Finance plc	1.668%	3/25/26	21,509	19,340
BAT International Finance plc	4.448%	3/16/28	8,000	7,543
Brown-Forman Corp.	3.500%	4/15/25	3,978	3,855
Brown-Forman Corp.	4.750%	4/15/33	7,000	7,031
Brown-Forman Corp.	4.500%	7/15/45	3,895	3,620
Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,182
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	6,948
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,544
Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,286
Campbell Soup Co.	3.950%	3/15/25	6,660	6,477
Campbell Soup Co.	3.300%	3/19/25	9,125	8,766
Campbell Soup Co.	4.150%	3/15/28	11,950	11,453
Campbell Soup Co.	2.375%	4/24/30	5,450	4,589
Campbell Soup Co.	4.800%	3/15/48	1,500	1,358
Campbell Soup Co.	3.125%	4/24/50	6,998	4,836
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,371
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,770
Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	7,915
Clorox Co.	3.100%	10/1/27	6,100	5,651
Clorox Co.	3.900%	5/15/28	3,500	3,336
Clorox Co.	1.800%	5/15/30	9,313	7,627
Coca-Cola Co.	1.750%	9/6/24	18,625	17,993
Coca-Cola Co.	3.375%	3/25/27	3,029	2,922
Coca-Cola Co.	2.900%	5/25/27	1,875	1,774
Coca-Cola Co.	1.450%	6/1/27	17,848	15,964
Coca-Cola Co.	1.500%	3/5/28	6,500	5,717

32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	1.000%	3/15/28	8,000	6,878
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,443
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,559
	Coca-Cola Co.	1.650%	6/1/30	25,093	20,917
	Coca-Cola Co.	2.000%	3/5/31	20,000	16,846
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,422
	Coca-Cola Co.	2.250%	1/5/32	7,000	5,961
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,602
	Coca-Cola Co.	2.500%	6/1/40	9,600	7,225
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,749
	Coca-Cola Co.	4.200%	3/25/50	5,775	5,465
	Coca-Cola Co.	2.600%	6/1/50	20,475	14,351
	Coca-Cola Co.	3.000%	3/5/51	5,100	3,885
	Coca-Cola Co.	2.500%	3/15/51	27,325	18,672
	Coca-Cola Co.	2.750%	6/1/60	3,800	2,621
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	7,836
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,008
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,035
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	7,800
	Colgate-Palmolive Co.	3.100%	8/15/25	2,650	2,552
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,760
	Colgate-Palmolive Co.	4.600%	3/1/28	10,000	10,065
	Colgate-Palmolive Co.	3.250%	8/15/32	7,000	6,422
	Colgate-Palmolive Co.	4.600%	3/1/33	5,500	5,597
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,671
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	7,922	6,923
	Conagra Brands Inc.	4.600%	11/1/25	17,225	16,839
	Conagra Brands Inc.	1.375%	11/1/27	8,275	7,016
	Conagra Brands Inc.	7.000%	10/1/28	700	746
	Conagra Brands Inc.	4.850%	11/1/28	5,450	5,318
	Conagra Brands Inc.	8.250%	9/15/30	635	733
	Conagra Brands Inc.	5.300%	11/1/38	16,530	15,883
	Conagra Brands Inc.	5.400%	11/1/48	4,317	4,115
	Constellation Brands Inc.	4.750%	11/15/24	19,521	19,265
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,286
	Constellation Brands Inc.	4.750%	12/1/25	4,777	4,697
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,990
	Constellation Brands Inc.	3.700%	12/6/26	17,788	16,949
	Constellation Brands Inc.	3.500%	5/9/27	13,275	12,586
	Constellation Brands Inc.	4.350%	5/9/27	5,636	5,506
	Constellation Brands Inc.	3.600%	2/15/28	7,070	6,641
	Constellation Brands Inc.	3.150%	8/1/29	9,700	8,758
	Constellation Brands Inc.	2.875%	5/1/30	8,308	7,213
	Constellation Brands Inc.	2.250%	8/1/31	4,235	3,465
	Constellation Brands Inc.	4.750%	5/9/32	5,000	4,852
	Constellation Brands Inc.	4.900%	5/1/33	8,000	7,855
	Constellation Brands Inc.	4.500%	5/9/47	7,883	6,807
	Constellation Brands Inc.	4.100%	2/15/48	4,550	3,694
	Constellation Brands Inc.	5.250%	11/15/48	4,375	4,201
	Constellation Brands Inc.	3.750%	5/1/50	7,925	6,236
	Costco Wholesale Corp.	3.000%	5/18/27	6,532	6,203
	Costco Wholesale Corp.	1.375%	6/20/27	32,824	29,002
	Costco Wholesale Corp.	1.600%	4/20/30	47,373	39,442
	Costco Wholesale Corp.	1.750%	4/20/32	18,100	14,625
	Delhaize America LLC	9.000%	4/15/31	1,930	2,321
	Diageo Capital plc	2.125%	10/24/24	9,400	8,990
	Diageo Capital plc	1.375%	9/29/25	7,500	6,903
	Diageo Capital plc	5.200%	10/24/25	3,345	3,351
	Diageo Capital plc	5.300%	10/24/27	7,080	7,203
	Diageo Capital plc	3.875%	5/18/28	1,000	957
	Diageo Capital plc	2.000%	4/29/30	8,460	7,134
	Diageo Capital plc	2.125%	4/29/32	9,824	7,988
	Diageo Capital plc	5.500%	1/24/33	14,000	14,813
	Diageo Capital plc	5.875%	9/30/36	1,500	1,607
	Diageo Capital plc	3.875%	4/29/43	7,469	6,348
	Diageo Investment Corp.	7.450%	4/15/35	1,450	1,754
	Diageo Investment Corp.	4.250%	5/11/42	1,512	1,372
	Dollar General Corp.	4.250%	9/20/24	400	393
	Dollar General Corp.	4.150%	11/1/25	7,180	6,967
	Dollar General Corp.	3.875%	4/15/27	5,525	5,276
	Dollar General Corp.	4.625%	11/1/27	2,000	1,958
	Dollar General Corp.	4.125%	5/1/28	4,475	4,259
	Dollar General Corp.	5.200%	7/5/28	4,575	4,528
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	3.500%	4/3/30	4,464	3,998
	Dollar General Corp.	5.000%	11/1/32	7,000	6,806
	Dollar General Corp.	5.450%	7/5/33	11,000	10,903
	Dollar General Corp.	4.125%	4/3/50	20,932	16,400
	Dollar Tree Inc.	4.000%	5/15/25	12,815	12,416
	Dollar Tree Inc.	4.200%	5/15/28	11,270	10,683
	Dollar Tree Inc.	3.375%	12/1/51	4,175	2,815
	Estee Lauder Cos. Inc.	2.000%	12/1/24	150	143
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,114
	Estee Lauder Cos. Inc.	4.375%	5/15/28	5,000	4,927
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,186
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,654
	Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	9,040
	Estee Lauder Cos. Inc.	4.650%	5/15/33	7,362	7,242
	Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,767
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,879
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,645
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	1,500
	Estee Lauder Cos. Inc.	5.150%	5/15/53	7,362	7,487
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,285
	Flowers Foods Inc.	2.400%	3/15/31	11,381	9,305
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	20,000	15,266
	General Mills Inc.	4.000%	4/17/25	1,000	975
	General Mills Inc.	3.200%	2/10/27	12,065	11,412
	General Mills Inc.	4.200%	4/17/28	11,675	11,342
	General Mills Inc.	2.875%	4/15/30	6,891	6,122
	General Mills Inc.	2.250%	10/14/31	4,300	3,525
	General Mills Inc.	4.950%	3/29/33	24,987	24,768
	General Mills Inc.	3.000%	2/1/51	6,265	4,434
	Haleon US Capital LLC	3.375%	3/24/27	19,175	17,951
	Haleon US Capital LLC	3.375%	3/24/29	5,500	4,998
	Haleon US Capital LLC	3.625%	3/24/32	37,500	33,630
	Haleon US Capital LLC	4.000%	3/24/52	12,250	10,166
	Hershey Co.	2.050%	11/15/24	2,291	2,198
	Hershey Co.	3.200%	8/21/25	5,028	4,837
	Hershey Co.	2.300%	8/15/26	500	467
	Hershey Co.	4.250%	5/4/28	6,427	6,360
	Hershey Co.	2.450%	11/15/29	5,381	4,722
	Hershey Co.	1.700%	6/1/30	2,145	1,776
	Hershey Co.	4.500%	5/4/33	6,670	6,627
	Hershey Co.	3.375%	8/15/46	300	229
	Hershey Co.	3.125%	11/15/49	2,035	1,501
	Hershey Co.	2.650%	6/1/50	2,595	1,753
	Hormel Foods Corp.	1.700%	6/3/28	6,000	5,214
	Hormel Foods Corp.	1.800%	6/11/30	8,575	7,163
	Hormel Foods Corp.	3.050%	6/3/51	10,002	7,125
	Ingredion Inc.	3.200%	10/1/26	5,041	4,698
	Ingredion Inc.	2.900%	6/1/30	8,075	6,975
	Ingredion Inc.	3.900%	6/1/50	1,650	1,226
	J M Smucker Co.	3.500%	3/15/25	6,034	5,831
	J M Smucker Co.	3.375%	12/15/27	4,220	3,953
	J M Smucker Co.	2.375%	3/15/30	7,875	6,708
	J M Smucker Co.	2.125%	3/15/32	5,400	4,323
	J M Smucker Co.	4.250%	3/15/35	4,750	4,326
	J M Smucker Co.	2.750%	9/15/41	2,100	1,468
	J M Smucker Co.	3.550%	3/15/50	1,750	1,286
[7]	JBS USA LUX SA	5.125%	2/1/28	10,000	9,594
[7]	JBS USA LUX SA	3.000%	2/2/29	3,057	2,599
[7]	JBS USA LUX SA	5.500%	1/15/30	8,000	7,668
[7]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,776
[7]	JBS USA LUX SA	3.000%	5/15/32	3,000	2,314
[7]	JBS USA LUX SA	5.750%	4/1/33	23,675	22,297
[7]	JBS USA LUX SA	4.375%	2/2/52	24,625	17,332
[7]	JBS USA LUX SA	6.500%	12/1/52	22,700	21,471
	Kellogg Co.	3.250%	4/1/26	5,025	4,786
	Kellogg Co.	3.400%	11/15/27	10,475	9,811
	Kellogg Co.	4.300%	5/15/28	4,850	4,695
	Kellogg Co.	2.100%	6/1/30	4,850	4,019
	Kellogg Co.	4.500%	4/1/46	7,650	6,781
[7]	Kenvue Inc.	5.500%	3/22/25	8,000	8,021
[7]	Kenvue Inc.	5.350%	3/22/26	8,000	8,057
[7]	Kenvue Inc.	5.050%	3/22/28	10,500	10,586

33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Kenvue Inc.	5.000%	3/22/30	12,000	12,108
[7]	Kenvue Inc.	4.900%	3/22/33	32,255	32,615
[7]	Kenvue Inc.	5.100%	3/22/43	8,000	8,130
[7]	Kenvue Inc.	5.050%	3/22/53	16,000	16,311
[7]	Kenvue Inc.	5.200%	3/22/63	8,200	8,393
	Keurig Dr Pepper Inc.	4.417%	5/25/25	2,641	2,592
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,211
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,064
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,024
	Keurig Dr Pepper Inc.	3.950%	4/15/29	20,535	19,355
	Keurig Dr Pepper Inc.	3.200%	5/1/30	33,750	30,274
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,470
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,223
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,838
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,420
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,604
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,680
	Keurig Dr Pepper Inc.	4.500%	4/15/52	13,000	11,453
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	2,957
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,437
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,512
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,470
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	3,597
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,531
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	5,946
	Kimberly-Clark Corp.	6.625%	8/1/37	300	353
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,571
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,372
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,953
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,140
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,405
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,550	13,971
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,760
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,732
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	8,998
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,000	11,867
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,500	6,080
	Kraft Heinz Foods Co.	5.200%	7/15/45	14,550	13,803
	Kraft Heinz Foods Co.	4.375%	6/1/46	47,086	40,121
	Kraft Heinz Foods Co.	4.875%	10/1/49	39,000	35,570
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	10,379
	Kroger Co.	3.500%	2/1/26	2,783	2,670
	Kroger Co.	2.650%	10/15/26	4,107	3,807
	Kroger Co.	4.500%	1/15/29	1,435	1,402
[3]	Kroger Co.	7.700%	6/1/29	4,025	4,507
	Kroger Co.	8.000%	9/15/29	6,150	6,968
	Kroger Co.	2.200%	5/1/30	5,031	4,164
	Kroger Co.	1.700%	1/15/31	5,550	4,355
	Kroger Co.	7.500%	4/1/31	1,125	1,282
	Kroger Co.	6.900%	4/15/38	3,327	3,695
	Kroger Co.	5.400%	7/15/40	5,010	4,827
	Kroger Co.	5.000%	4/15/42	4,524	4,127
	Kroger Co.	5.150%	8/1/43	2,350	2,170
	Kroger Co.	3.875%	10/15/46	14,619	11,272
	Kroger Co.	4.450%	2/1/47	17,409	15,195
	Kroger Co.	4.650%	1/15/48	3,191	2,807
	Kroger Co.	3.950%	1/15/50	6,575	5,264
	McCormick & Co. Inc.	3.150%	8/15/24	9,275	9,001
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,353
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	9,828
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,469
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,441
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	4,910
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,506
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	11,824
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,489
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	7,932
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	25,412
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	10,165
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	11,967
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,198
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,540
	Mondelez International Inc.	2.750%	4/13/30	9,156	8,027
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	1.500%	2/4/31	5,100	4,010
Mondelez International Inc.	3.000%	3/17/32	7,750	6,712
Mondelez International Inc.	1.875%	10/15/32	14,245	11,076
Mondelez International Inc.	2.625%	9/4/50	15,275	9,877
PepsiCo Inc.	2.250%	3/19/25	12,188	11,628
PepsiCo Inc.	2.750%	4/30/25	10,130	9,693
PepsiCo Inc.	3.500%	7/17/25	4,000	3,892
PepsiCo Inc.	2.850%	2/24/26	15,866	15,145
PepsiCo Inc.	2.375%	10/6/26	37,221	34,925
PepsiCo Inc.	2.625%	3/19/27	17,500	16,340
PepsiCo Inc.	3.000%	10/15/27	28,525	26,846
PepsiCo Inc.	4.450%	5/15/28	5,000	4,998
PepsiCo Inc.	7.000%	3/1/29	3,527	3,946
PepsiCo Inc.	2.625%	7/29/29	9,984	8,996
PepsiCo Inc.	2.750%	3/19/30	27,510	24,761
PepsiCo Inc.	1.625%	5/1/30	16,520	13,753
PepsiCo Inc.	1.400%	2/25/31	10,000	8,053
PepsiCo Inc.	1.950%	10/21/31	9,000	7,442
PepsiCo Inc.	3.900%	7/18/32	10,681	10,274
PepsiCo Inc.	4.450%	2/15/33	5,000	5,041
PepsiCo Inc.	3.500%	3/19/40	9,500	8,025
PepsiCo Inc.	2.625%	10/21/41	6,353	4,802
PepsiCo Inc.	4.000%	3/5/42	4,800	4,321
PepsiCo Inc.	3.600%	8/13/42	4,100	3,485
PepsiCo Inc.	4.250%	10/22/44	3,525	3,209
PepsiCo Inc.	4.450%	4/14/46	3,925	3,785
PepsiCo Inc.	3.450%	10/6/46	15,075	12,449
PepsiCo Inc.	3.375%	7/29/49	6,020	4,900
PepsiCo Inc.	2.875%	10/15/49	9,400	7,074
PepsiCo Inc.	3.625%	3/19/50	9,708	8,261
PepsiCo Inc.	2.750%	10/21/51	10,500	7,544
PepsiCo Inc.	4.200%	7/18/52	10,760	10,080
PepsiCo Inc.	4.650%	2/15/53	5,000	5,022
PepsiCo Inc.	3.875%	3/19/60	2,000	1,734
Philip Morris International Inc.	3.250%	11/10/24	10,600	10,298
Philip Morris International Inc.	5.125%	11/15/24	7,420	7,389
Philip Morris International Inc.	1.500%	5/1/25	3,687	3,449
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,454
Philip Morris International Inc.	5.000%	11/17/25	10,000	9,953
Philip Morris International Inc.	4.875%	2/13/26	7,500	7,446
Philip Morris International Inc.	2.750%	2/25/26	17,069	16,045
Philip Morris International Inc.	0.875%	5/1/26	9,362	8,354
Philip Morris International Inc.	3.125%	8/17/27	14,194	13,270
Philip Morris International Inc.	5.125%	11/17/27	15,000	15,049
Philip Morris International Inc.	4.875%	2/15/28	15,497	15,283
Philip Morris International Inc.	5.625%	11/17/29	15,200	15,488
Philip Morris International Inc.	5.125%	2/15/30	10,195	10,083
Philip Morris International Inc.	2.100%	5/1/30	8,250	6,829
Philip Morris International Inc.	5.750%	11/17/32	25,000	25,620
Philip Morris International Inc.	5.375%	2/15/33	23,707	23,665
Philip Morris International Inc.	6.375%	5/16/38	7,600	8,315
Philip Morris International Inc.	4.375%	11/15/41	20,418	17,451
Philip Morris International Inc.	4.500%	3/20/42	8,995	7,755
Philip Morris International Inc.	3.875%	8/21/42	15,802	12,526
Philip Morris International Inc.	4.125%	3/4/43	11,290	9,219
Philip Morris International Inc.	4.875%	11/15/43	5,750	5,158
Philip Morris International Inc.	4.250%	11/10/44	1,435	1,194
Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,118
Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	7,655
Pilgrim's Pride Corp.	6.250%	7/1/33	13,000	12,647
Procter & Gamble Co.	0.550%	10/29/25	6,450	5,855
Procter & Gamble Co.	2.700%	2/2/26	15,050	14,404
Procter & Gamble Co.	2.450%	11/3/26	11,110	10,406
Procter & Gamble Co.	2.800%	3/25/27	9,395	8,853
Procter & Gamble Co.	2.850%	8/11/27	6,575	6,167
Procter & Gamble Co.	3.000%	3/25/30	30,127	27,898
Procter & Gamble Co.	1.200%	10/29/30	15,351	12,412
Procter & Gamble Co.	4.050%	1/26/33	10,000	9,882
Procter & Gamble Co.	5.550%	3/5/37	4,500	5,020
Procter & Gamble Co.	3.550%	3/25/40	4,373	3,868
Procter & Gamble Co.	3.500%	10/25/47	3,075	2,600
Procter & Gamble Co.	3.600%	3/25/50	5,606	4,751
Reynolds American Inc.	4.450%	6/12/25	35,592	34,601

34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reynolds American Inc.	5.700%	8/15/35	8,920	8,393
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,038
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,473
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,015
	Reynolds American Inc.	6.150%	9/15/43	8,575	8,247
	Reynolds American Inc.	5.850%	8/15/45	23,590	21,012
	Sysco Corp.	3.750%	10/1/25	15,349	14,842
	Sysco Corp.	3.300%	7/15/26	8,450	7,988
	Sysco Corp.	3.250%	7/15/27	14,864	13,891
	Sysco Corp.	2.400%	2/15/30	1,815	1,548
	Sysco Corp.	5.950%	4/1/30	5,058	5,291
	Sysco Corp.	2.450%	12/14/31	2,000	1,635
	Sysco Corp.	6.600%	4/1/40	8,415	9,095
	Sysco Corp.	4.850%	10/1/45	5,180	4,608
	Sysco Corp.	4.500%	4/1/46	8,950	7,612
	Sysco Corp.	4.450%	3/15/48	7,425	6,335
	Sysco Corp.	3.300%	2/15/50	9,262	6,634
	Sysco Corp.	6.600%	4/1/50	11,472	13,079
	Sysco Corp.	3.150%	12/14/51	10,000	6,923
	Target Corp.	3.500%	7/1/24	9,386	9,215
	Target Corp.	2.250%	4/15/25	24,006	22,894
	Target Corp.	2.500%	4/15/26	10,690	10,116
	Target Corp.	1.950%	1/15/27	7,500	6,867
	Target Corp.	3.375%	4/15/29	8,350	7,829
	Target Corp.	2.350%	2/15/30	6,730	5,829
	Target Corp.	2.650%	9/15/30	13,093	11,431
	Target Corp.	4.500%	9/15/32	7,500	7,322
	Target Corp.	4.400%	1/15/33	8,500	8,263
	Target Corp.	6.500%	10/15/37	5,208	5,904
	Target Corp.	7.000%	1/15/38	3,725	4,488
	Target Corp.	4.000%	7/1/42	2,000	1,797
	Target Corp.	3.625%	4/15/46	5,000	4,062
	Target Corp.	3.900%	11/15/47	1,500	1,267
	Target Corp.	2.950%	1/15/52	19,676	13,753
	Target Corp.	4.800%	1/15/53	8,000	7,652
	Tyson Foods Inc.	3.950%	8/15/24	19,035	18,683
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,159
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,212
	Tyson Foods Inc.	4.350%	3/1/29	17,500	16,672
	Tyson Foods Inc.	5.150%	8/15/44	625	568
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,776
	Tyson Foods Inc.	5.100%	9/28/48	16,635	15,141
	Unilever Capital Corp.	0.626%	8/12/24	2,000	1,894
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,653
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,724
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,723
	Unilever Capital Corp.	2.900%	5/5/27	6,400	5,986
	Unilever Capital Corp.	2.125%	9/6/29	23,366	20,213
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,005
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,770
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,406
[3]	Unilever Capital Corp.	2.625%	8/12/51	12,457	8,534
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	10,805
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	17,426
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	4,249
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,646	3,850
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	10,200	7,263
	Walmart Inc.	2.850%	7/8/24	16,905	16,488
	Walmart Inc.	2.650%	12/15/24	16,397	15,806
	Walmart Inc.	3.550%	6/26/25	18,470	17,996
	Walmart Inc.	3.900%	9/9/25	11,025	10,801
	Walmart Inc.	4.000%	4/15/26	3,000	2,948
	Walmart Inc.	3.050%	7/8/26	30,947	29,644
	Walmart Inc.	1.050%	9/17/26	5,000	4,464
	Walmart Inc.	3.950%	9/9/27	11,000	10,799
	Walmart Inc.	3.900%	4/15/28	7,000	6,833
	Walmart Inc.	3.700%	6/26/28	14,146	13,690
	Walmart Inc.	3.250%	7/8/29	21,465	20,131
	Walmart Inc.	2.375%	9/24/29	7,455	6,600
	Walmart Inc.	4.000%	4/15/30	2,500	2,431
	Walmart Inc.	1.800%	9/22/31	5,000	4,152
	Walmart Inc.	4.150%	9/9/32	8,600	8,477
	Walmart Inc.	4.100%	4/15/33	25,230	24,497
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	5.250%	9/1/35	10,467	11,166
	Walmart Inc.	6.200%	4/15/38	13,580	15,654
	Walmart Inc.	3.950%	6/28/38	7,175	6,620
	Walmart Inc.	5.625%	4/1/40	4,130	4,504
	Walmart Inc.	5.000%	10/25/40	2,755	2,812
	Walmart Inc.	5.625%	4/15/41	3,887	4,253
	Walmart Inc.	4.000%	4/11/43	11,385	10,180
	Walmart Inc.	4.300%	4/22/44	4,800	4,479
	Walmart Inc.	3.625%	12/15/47	16,378	13,823
	Walmart Inc.	4.050%	6/29/48	15,587	14,405
	Walmart Inc.	2.950%	9/24/49	14,170	10,580
	Walmart Inc.	4.500%	9/9/52	10,000	9,760
	Walmart Inc.	4.500%	4/15/53	33,800	32,960
					4,496,201
Energy (1.8%)
	Apache Corp.	4.375%	10/15/28	950	865
	Apache Corp.	4.250%	1/15/30	2,723	2,424
	Apache Corp.	6.000%	1/15/37	4,729	4,254
	Apache Corp.	5.100%	9/1/40	12,123	9,879
	Apache Corp.	5.250%	2/1/42	2,721	2,145
	Apache Corp.	4.750%	4/15/43	4,959	3,654
	Apache Corp.	5.350%	7/1/49	4,130	3,213
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,058
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,226
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,553
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,197
	Baker Hughes Holdings LLC	5.125%	9/15/40	10,040	9,741
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	12,566
	Boardwalk Pipelines LP	4.950%	12/15/24	575	565
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,029
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,573
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,552
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	12,978
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	28,850
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	6,822
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,094
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,026
	BP Capital Markets America Inc.	3.937%	9/21/28	19,750	18,925
	BP Capital Markets America Inc.	4.234%	11/6/28	21,680	21,080
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	12,973
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,295
	BP Capital Markets America Inc.	2.721%	1/12/32	20,000	17,000
	BP Capital Markets America Inc.	4.812%	2/13/33	24,000	23,672
	BP Capital Markets America Inc.	4.893%	9/11/33	21,000	20,790
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	11,474
	BP Capital Markets America Inc.	3.000%	2/24/50	19,264	13,446
	BP Capital Markets America Inc.	2.772%	11/10/50	19,190	12,741
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	19,589
	BP Capital Markets America Inc.	3.001%	3/17/52	16,300	11,272
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	11,675
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,282
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,141
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,249
	Burlington Resources LLC	7.400%	12/1/31	3,875	4,481
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,286	6,082
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	11,975
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,422
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,737
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,221
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	3,969
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,126
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,107
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	11,866
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,427
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,708
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,065
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,521
	Cenovus Energy Inc.	5.250%	6/15/37	7,700	7,100
	Cenovus Energy Inc.	6.800%	9/15/37	4,135	4,301
	Cenovus Energy Inc.	6.750%	11/15/39	8,719	9,180
	Cenovus Energy Inc.	5.400%	6/15/47	12,550	11,372
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	5,892

35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,000	18,926
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	26,909
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	14,741
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,225
	Cheniere Energy Inc.	4.625%	10/15/28	13,674	12,789
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	14,143
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	19,751
	Cheniere Energy Partners LP	3.250%	1/31/32	20,100	16,583
[7]	Cheniere Energy Partners LP	5.950%	6/30/33	5,693	5,716
	Chevron Corp.	1.554%	5/11/25	26,300	24,663
	Chevron Corp.	3.326%	11/17/25	8,799	8,504
	Chevron Corp.	2.954%	5/16/26	9,700	9,235
	Chevron Corp.	1.995%	5/11/27	7,286	6,621
	Chevron Corp.	2.236%	5/11/30	18,468	16,099
	Chevron Corp.	3.078%	5/11/50	8,945	6,669
	Chevron USA Inc.	3.900%	11/15/24	1,549	1,522
	Chevron USA Inc.	0.687%	8/12/25	13,352	12,205
	Chevron USA Inc.	1.018%	8/12/27	9,167	7,980
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,674
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,405
	Chevron USA Inc.	5.250%	11/15/43	10,200	10,382
	Chevron USA Inc.	2.343%	8/12/50	9,100	5,815
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,749
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,557
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,085
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	4,361
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	25,050	24,595
	CNOOC Petroleum North America ULC	7.875%	3/15/32	9,000	10,775
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,813
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	12,558
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,100	6,281
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	10,221
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	5,960
	Conoco Funding Co.	7.250%	10/15/31	3,440	3,935
	ConocoPhillips	4.300%	8/15/28	10,348	10,077
	ConocoPhillips	2.400%	2/15/31	4,900	4,046
	ConocoPhillips	5.900%	10/15/32	3,625	3,901
	ConocoPhillips	5.900%	5/15/38	10,161	10,789
	ConocoPhillips	6.500%	2/1/39	12,731	14,677
	ConocoPhillips	4.875%	10/1/47	10,294	9,764
	ConocoPhillips Co.	2.400%	3/7/25	454	433
	ConocoPhillips Co.	6.950%	4/15/29	7,725	8,506
	ConocoPhillips Co.	3.758%	3/15/42	8,574	7,215
	ConocoPhillips Co.	4.300%	11/15/44	13,848	12,217
	ConocoPhillips Co.	3.800%	3/15/52	9,000	7,308
	ConocoPhillips Co.	5.300%	5/15/53	10,685	10,873
	ConocoPhillips Co.	4.025%	3/15/62	18,503	15,089
	Continental Resources Inc.	4.375%	1/15/28	7,577	7,115
	Continental Resources Inc.	4.900%	6/1/44	6,200	4,818
	Coterra Energy Inc.	3.900%	5/15/27	6,055	5,715
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,060
	DCP Midstream Operating LP	5.375%	7/15/25	3,086	3,056
	DCP Midstream Operating LP	5.625%	7/15/27	2,343	2,342
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,410
	DCP Midstream Operating LP	3.250%	2/15/32	6,631	5,614
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,789
	Devon Energy Corp.	5.250%	9/15/24	4,700	4,662
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,444
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,720
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,117
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,321
	Devon Energy Corp.	7.875%	9/30/31	6,950	7,860
	Devon Energy Corp.	7.950%	4/15/32	4,314	4,959
	Devon Energy Corp.	5.600%	7/15/41	13,192	12,421
	Devon Energy Corp.	4.750%	5/15/42	7,500	6,336
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Devon Energy Corp.	5.000%	6/15/45	8,350	7,244
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	9,521
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	7,887
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,066
	Diamondback Energy Inc.	6.250%	3/15/33	9,500	9,839
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,313
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,717
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	7,807
[3]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	566	545
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,360
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,493
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,605
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	8,858
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,316
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	3,372
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,766
	Enbridge Inc.	2.500%	1/15/25	4,500	4,284
	Enbridge Inc.	2.500%	2/14/25	2,000	1,903
	Enbridge Inc.	1.600%	10/4/26	800	713
	Enbridge Inc.	4.250%	12/1/26	15,400	14,857
	Enbridge Inc.	3.700%	7/15/27	6,675	6,310
	Enbridge Inc.	3.125%	11/15/29	14,295	12,637
	Enbridge Inc.	5.700%	3/8/33	24,145	24,478
	Enbridge Inc.	2.500%	8/1/33	11,500	9,016
	Enbridge Inc.	4.500%	6/10/44	6,495	5,407
	Enbridge Inc.	5.500%	12/1/46	2,000	1,907
	Enbridge Inc.	4.000%	11/15/49	5,750	4,452
	Enbridge Inc.	3.400%	8/1/51	10,600	7,409
	Energy Transfer LP	4.050%	3/15/25	14,412	14,017
	Energy Transfer LP	2.900%	5/15/25	10,200	9,683
	Energy Transfer LP	5.950%	12/1/25	3,375	3,380
	Energy Transfer LP	4.750%	1/15/26	11,005	10,764
	Energy Transfer LP	3.900%	7/15/26	6,000	5,707
	Energy Transfer LP	4.400%	3/15/27	11,100	10,627
	Energy Transfer LP	4.200%	4/15/27	6,900	6,589
[3]	Energy Transfer LP	5.500%	6/1/27	10,800	10,753
	Energy Transfer LP	4.000%	10/1/27	6,000	5,631
	Energy Transfer LP	5.550%	2/15/28	3,700	3,695
	Energy Transfer LP	4.950%	5/15/28	12,200	11,823
	Energy Transfer LP	4.950%	6/15/28	13,110	12,747
	Energy Transfer LP	5.250%	4/15/29	22,800	22,255
	Energy Transfer LP	4.150%	9/15/29	3,000	2,764
	Energy Transfer LP	3.750%	5/15/30	16,180	14,627
	Energy Transfer LP	5.750%	2/15/33	17,060	17,168
	Energy Transfer LP	4.900%	3/15/35	4,100	3,767
	Energy Transfer LP	6.625%	10/15/36	7,650	7,854
[3]	Energy Transfer LP	5.800%	6/15/38	5,790	5,523
	Energy Transfer LP	7.500%	7/1/38	6,132	6,716
	Energy Transfer LP	6.050%	6/1/41	5,690	5,490
	Energy Transfer LP	6.500%	2/1/42	11,926	12,058
	Energy Transfer LP	6.100%	2/15/42	2,500	2,368
	Energy Transfer LP	4.950%	1/15/43	2,850	2,356
	Energy Transfer LP	5.150%	2/1/43	5,900	5,029
	Energy Transfer LP	5.950%	10/1/43	2,300	2,148
	Energy Transfer LP	5.300%	4/1/44	10,675	9,199
	Energy Transfer LP	5.000%	5/15/44	7,415	6,242
	Energy Transfer LP	5.150%	3/15/45	8,769	7,554
	Energy Transfer LP	5.350%	5/15/45	8,175	7,141
	Energy Transfer LP	6.125%	12/15/45	14,450	13,764
	Energy Transfer LP	5.300%	4/15/47	15,110	13,166
	Energy Transfer LP	5.400%	10/1/47	15,897	14,059
	Energy Transfer LP	6.000%	6/15/48	11,300	10,729
	Energy Transfer LP	6.250%	4/15/49	17,900	17,482
	Energy Transfer LP	5.000%	5/15/50	23,400	19,773
	Eni USA Inc.	7.300%	11/15/27	1,095	1,175
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	7,712
	Enterprise Products Operating LLC	5.050%	1/10/26	1,600	1,599

36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,238
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,352
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,533
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	16,099
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,434
	Enterprise Products Operating LLC	5.350%	1/31/33	12,000	12,206
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	5,843	6,582
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	255
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,839
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,208
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	7,793
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	4,130
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,305
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	13,409
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	20,583
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	9,893
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	9,581
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	18,220
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	12,183
	Enterprise Products Operating LLC	4.200%	1/31/50	19,942	16,719
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,223
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	6,361
	Enterprise Products Operating LLC	3.300%	2/15/53	11,300	8,089
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	4,120
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	8,941
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,837
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	9,364
	EOG Resources Inc.	3.150%	4/1/25	800	771
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,610
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,458
	EQT Corp.	6.125%	2/1/25	4,019	3,999
[7]	EQT Corp.	3.125%	5/15/26	5,500	5,056
	EQT Corp.	3.900%	10/1/27	12,600	11,686
	EQT Corp.	5.700%	4/1/28	4,855	4,814
	EQT Corp.	5.000%	1/15/29	6,159	5,798
	EQT Corp.	7.000%	2/1/30	9,600	10,052
	Exxon Mobil Corp.	2.019%	8/16/24	6,300	6,074
	Exxon Mobil Corp.	2.992%	3/19/25	47,100	45,395
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,180
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	22,480
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,677
	Exxon Mobil Corp.	3.482%	3/19/30	21,000	19,701
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,359
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	9,116
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	24,367
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	11,521
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	11,795
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	13,541
	Exxon Mobil Corp.	4.327%	3/19/50	28,390	25,785
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	23,912
	Halliburton Co.	3.800%	11/15/25	602	581
	Halliburton Co.	2.920%	3/1/30	10,200	8,976
	Halliburton Co.	4.850%	11/15/35	16,325	15,374
	Halliburton Co.	6.700%	9/15/38	16,880	18,514
	Halliburton Co.	4.500%	11/15/41	3,500	2,974
	Halliburton Co.	4.750%	8/1/43	14,075	12,336
	Halliburton Co.	5.000%	11/15/45	21,117	19,113
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,357
	Hess Corp.	3.500%	7/15/24	2,750	2,682
	Hess Corp.	4.300%	4/1/27	11,460	11,010
	Hess Corp.	7.300%	8/15/31	4,760	5,223
	Hess Corp.	7.125%	3/15/33	5,780	6,322
	Hess Corp.	6.000%	1/15/40	15,050	14,995
	Hess Corp.	5.600%	2/15/41	12,672	12,123
	Hess Corp.	5.800%	4/1/47	600	583
	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,039
	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,705
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	11,550
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,114
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,362
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	4,930
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,061
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,771	14,816
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	9,881
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	4,970
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,947
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,121
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	8,726
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,713
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,556
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,429
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,575
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,340
	Kinder Morgan Inc.	4.300%	6/1/25	13,295	12,977
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,430
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	4,785
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,200
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,082
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	8,983
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,514
	Kinder Morgan Inc.	5.200%	6/1/33	16,000	15,497
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	8,928
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	22,798
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,646
	Kinder Morgan Inc.	5.200%	3/1/48	4,100	3,584
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,350
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	6,915
	Kinder Morgan Inc.	5.450%	8/1/52	9,000	8,218
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	8,992
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	9,829
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	3,207
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	3,910
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	7,958
	Magellan Midstream Partners LP	4.850%	2/1/49	500	407
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	5,323
	Marathon Oil Corp.	4.400%	7/15/27	15,100	14,413
	Marathon Oil Corp.	6.800%	3/15/32	5,755	5,955
	Marathon Oil Corp.	6.600%	10/1/37	8,457	8,428

37

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Oil Corp.	5.200%	6/1/45	5,148	4,345
Marathon Petroleum Corp.	3.625%	9/15/24	7,400	7,207
Marathon Petroleum Corp.	4.700%	5/1/25	12,000	11,776
Marathon Petroleum Corp.	5.125%	12/15/26	10,000	9,914
Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,566
Marathon Petroleum Corp.	6.500%	3/1/41	13,232	13,617
Marathon Petroleum Corp.	4.750%	9/15/44	8,395	7,006
Marathon Petroleum Corp.	4.500%	4/1/48	7,685	6,080
Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,654
MPLX LP	4.875%	12/1/24	19,058	18,793
MPLX LP	4.000%	2/15/25	6,000	5,821
MPLX LP	4.875%	6/1/25	13,424	13,198
MPLX LP	1.750%	3/1/26	16,519	15,009
MPLX LP	4.125%	3/1/27	10,525	10,086
MPLX LP	4.250%	12/1/27	8,960	8,524
MPLX LP	4.000%	3/15/28	19,650	18,516
MPLX LP	4.800%	2/15/29	7,643	7,382
MPLX LP	2.650%	8/15/30	15,341	12,849
MPLX LP	4.950%	9/1/32	9,998	9,549
MPLX LP	5.000%	3/1/33	11,800	11,318
MPLX LP	4.500%	4/15/38	13,962	12,032
MPLX LP	5.200%	3/1/47	14,335	12,596
MPLX LP	5.200%	12/1/47	16,225	14,213
MPLX LP	4.700%	4/15/48	9,495	7,821
MPLX LP	5.500%	2/15/49	11,690	10,653
MPLX LP	4.950%	3/14/52	15,000	12,745
MPLX LP	5.650%	3/1/53	7,300	6,823
MPLX LP	4.900%	4/15/58	4,500	3,630
NOV Inc.	3.950%	12/1/42	9,700	7,138
Occidental Petroleum Corp.	5.875%	9/1/25	6,393	6,369
Occidental Petroleum Corp.	5.500%	12/1/25	4,995	4,953
Occidental Petroleum Corp.	5.550%	3/15/26	8,980	8,863
Occidental Petroleum Corp.	8.500%	7/15/27	5,158	5,571
Occidental Petroleum Corp.	6.375%	9/1/28	5,812	5,926
Occidental Petroleum Corp.	8.875%	7/15/30	10,542	12,113
Occidental Petroleum Corp.	6.625%	9/1/30	16,278	16,912
Occidental Petroleum Corp.	6.125%	1/1/31	13,129	13,330
Occidental Petroleum Corp.	7.500%	5/1/31	9,157	9,997
Occidental Petroleum Corp.	7.875%	9/15/31	5,100	5,688
Occidental Petroleum Corp.	6.450%	9/15/36	18,043	18,574
Occidental Petroleum Corp.	7.950%	6/15/39	2,562	2,908
Occidental Petroleum Corp.	6.200%	3/15/40	8,642	8,557
Occidental Petroleum Corp.	6.600%	3/15/46	12,262	12,659
Occidental Petroleum Corp.	4.400%	4/15/46	4,469	3,503
Occidental Petroleum Corp.	4.200%	3/15/48	3,173	2,371
ONEOK Inc.	2.750%	9/1/24	2,070	2,001
ONEOK Inc.	2.200%	9/15/25	7,000	6,477
ONEOK Inc.	5.850%	1/15/26	3,367	3,380
ONEOK Inc.	4.000%	7/13/27	9,250	8,670
ONEOK Inc.	4.550%	7/15/28	8,241	7,817
ONEOK Inc.	4.350%	3/15/29	9,600	8,933
ONEOK Inc.	3.400%	9/1/29	13,025	11,386
ONEOK Inc.	3.100%	3/15/30	8,000	6,874
ONEOK Inc.	6.350%	1/15/31	7,000	7,205
ONEOK Inc.	6.000%	6/15/35	5,428	5,398
ONEOK Inc.	4.950%	7/13/47	9,164	7,555
ONEOK Inc.	5.200%	7/15/48	10,600	9,074
ONEOK Inc.	4.450%	9/1/49	8,210	6,244
ONEOK Inc.	4.500%	3/15/50	4,085	3,118
ONEOK Inc.	7.150%	1/15/51	2,900	3,043
ONEOK Partners LP	4.900%	3/15/25	5,039	4,956
ONEOK Partners LP	6.650%	10/1/36	15,153	15,558
ONEOK Partners LP	6.850%	10/15/37	6,725	6,918
ONEOK Partners LP	6.125%	2/1/41	750	725
ONEOK Partners LP	6.200%	9/15/43	4,185	4,043
Ovintiv Exploration Inc.	5.375%	1/1/26	1,300	1,292
Ovintiv Inc.	5.650%	5/15/28	7,472	7,333
Ovintiv Inc.	7.375%	11/1/31	5,000	5,359
Ovintiv Inc.	6.250%	7/15/33	5,025	4,960
Ovintiv Inc.	6.500%	8/15/34	8,443	8,477
Ovintiv Inc.	6.625%	8/15/37	11,375	11,227
Ovintiv Inc.	6.500%	2/1/38	4,200	4,129
Ovintiv Inc.	7.100%	7/15/53	4,000	4,111
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66	3.850%	4/9/25	7,700	7,491
	Phillips 66	1.300%	2/15/26	2,800	2,533
	Phillips 66	3.900%	3/15/28	5,250	4,986
	Phillips 66	2.150%	12/15/30	9,000	7,346
	Phillips 66	4.650%	11/15/34	13,650	12,904
	Phillips 66	5.875%	5/1/42	9,587	9,942
	Phillips 66	4.875%	11/15/44	16,940	15,612
	Phillips 66	3.300%	3/15/52	10,900	7,496
	Phillips 66 Co.	2.450%	12/15/24	1,964	1,868
	Phillips 66 Co.	3.605%	2/15/25	5,400	5,209
	Phillips 66 Co.	3.550%	10/1/26	6,075	5,703
	Phillips 66 Co.	4.950%	12/1/27	2,975	2,949
	Phillips 66 Co.	3.750%	3/1/28	2,000	1,875
	Phillips 66 Co.	3.150%	12/15/29	5,275	4,604
	Phillips 66 Co.	5.300%	6/30/33	4,750	4,740
	Phillips 66 Co.	4.680%	2/15/45	4,740	4,049
	Phillips 66 Co.	4.900%	10/1/46	5,000	4,423
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	5,770
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,865	9,625
	Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,189
	Plains All American Pipeline LP	3.600%	11/1/24	15,150	14,668
	Plains All American Pipeline LP	4.650%	10/15/25	11,466	11,179
	Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,108
	Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,221
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,482
	Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,153
	Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,263
	Plains All American Pipeline LP	4.300%	1/31/43	3,645	2,724
	Plains All American Pipeline LP	4.700%	6/15/44	8,580	6,702
	Plains All American Pipeline LP	4.900%	2/15/45	6,664	5,390
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	21,433
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	12,000	12,099
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	16,000	15,754
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,011
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,795	19,781
[7]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,099
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,600
	Schlumberger Investment SA	4.500%	5/15/28	6,100	6,007
	Schlumberger Investment SA	2.650%	6/26/30	10,060	8,807
	Schlumberger Investment SA	4.850%	5/15/33	5,350	5,274
	Shell International Finance BV	2.000%	11/7/24	17,070	16,346
	Shell International Finance BV	3.250%	5/11/25	30,500	29,488
	Shell International Finance BV	2.875%	5/10/26	9,980	9,510
	Shell International Finance BV	2.500%	9/12/26	12,897	12,020
	Shell International Finance BV	3.875%	11/13/28	15,425	14,931
	Shell International Finance BV	2.375%	11/7/29	39,174	34,345
	Shell International Finance BV	2.750%	4/6/30	23,705	21,214
	Shell International Finance BV	4.125%	5/11/35	23,141	21,534
	Shell International Finance BV	6.375%	12/15/38	22,523	25,243
	Shell International Finance BV	2.875%	11/26/41	6,580	4,914
	Shell International Finance BV	3.625%	8/21/42	14,227	11,789
	Shell International Finance BV	4.550%	8/12/43	16,125	14,939
	Shell International Finance BV	4.375%	5/11/45	28,387	25,579
	Shell International Finance BV	4.000%	5/10/46	27,925	23,776
	Shell International Finance BV	3.750%	9/12/46	6,325	5,163
	Shell International Finance BV	3.125%	11/7/49	13,195	9,611
	Shell International Finance BV	3.250%	4/6/50	15,515	11,590
	Shell International Finance BV	3.000%	11/26/51	21,200	15,010
	Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,762
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,835
	Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,086
	Spectra Energy Partners LP	4.500%	3/15/45	12,925	10,643
	Suncor Energy Inc.	7.150%	2/1/32	6,407	6,921
	Suncor Energy Inc.	5.950%	12/1/34	1,295	1,300
	Suncor Energy Inc.	6.800%	5/15/38	8,815	9,378
	Suncor Energy Inc.	6.500%	6/15/38	13,285	13,817
	Suncor Energy Inc.	6.850%	6/1/39	7,666	8,237
	Suncor Energy Inc.	4.000%	11/15/47	9,295	7,192
	Suncor Energy Inc.	3.750%	3/4/51	8,350	6,121
	Targa Resources Corp.	4.200%	2/1/33	13,070	11,588
	Targa Resources Corp.	6.125%	3/15/33	5,069	5,181
	Targa Resources Corp.	4.950%	4/15/52	15,270	12,621

38

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Corp.	6.500%	2/15/53	9,000	9,223
Targa Resources Partners LP	6.500%	7/15/27	4,000	3,998
Targa Resources Partners LP	5.000%	1/15/28	7,000	6,703
Targa Resources Partners LP	6.875%	1/15/29	7,000	7,139
Targa Resources Partners LP	5.500%	3/1/30	10,000	9,623
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,241
Targa Resources Partners LP	4.000%	1/15/32	10,000	8,673
TC PipeLines LP	3.900%	5/25/27	7,100	6,762
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	862
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,220
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	228
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,564
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	10,971
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	17,447
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	9,849
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	11,729
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,090
TotalEnergies Capital International SA	3.127%	5/29/50	27,600	20,045
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	5,136
TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,100
TransCanada PipeLines Ltd.	1.000%	10/12/24	11,000	10,347
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	5,932
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,639
TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	24,829
TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	8,900
TransCanada PipeLines Ltd.	4.625%	3/1/34	13,231	12,147
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,080
TransCanada PipeLines Ltd.	5.850%	3/15/36	5,025	5,014
TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	18,898
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	12,261
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,576
TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,408
TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	6,873
TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	17,503
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	10,481
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,546
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	12,934
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,010
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,331
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	2,766
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,000	3,106
Valero Energy Corp.	2.150%	9/15/27	6,600	5,852
Valero Energy Corp.	4.350%	6/1/28	11,262	10,763
Valero Energy Corp.	2.800%	12/1/31	5,150	4,240
Valero Energy Corp.	7.500%	4/15/32	7,131	8,057
Valero Energy Corp.	6.625%	6/15/37	18,035	19,363
Valero Energy Corp.	4.900%	3/15/45	4,900	4,339
Valero Energy Corp.	3.650%	12/1/51	10,000	7,008
Valero Energy Corp.	4.000%	6/1/52	6,500	4,900
Valero Energy Partners LP	4.500%	3/15/28	3,090	2,977
Western Midstream Operating LP	3.350%	2/1/25	5,000	4,783
Western Midstream Operating LP	4.500%	3/1/28	1,282	1,211
Western Midstream Operating LP	4.750%	8/15/28	2,157	2,050
Western Midstream Operating LP	4.300%	2/1/30	12,206	10,987
Western Midstream Operating LP	6.150%	4/1/33	7,900	7,953
Western Midstream Operating LP	5.450%	4/1/44	4,600	3,907
Western Midstream Operating LP	5.300%	3/1/48	7,240	6,058
Western Midstream Operating LP	5.500%	8/15/48	1,715	1,436
Western Midstream Operating LP	5.500%	2/1/50	14,000	11,625
Williams Cos. Inc.	3.900%	1/15/25	22,560	21,925
Williams Cos. Inc.	4.000%	9/15/25	7,275	7,029
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.400%	3/2/26	1,700	1,699
	Williams Cos. Inc.	3.750%	6/15/27	12,000	11,333
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,216
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	604
	Williams Cos. Inc.	2.600%	3/15/31	12,000	9,953
	Williams Cos. Inc.	4.650%	8/15/32	17,370	16,454
	Williams Cos. Inc.	5.650%	3/15/33	6,200	6,285
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,570
	Williams Cos. Inc.	5.800%	11/15/43	8,000	7,768
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,540
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,535
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,154
	Williams Cos. Inc.	5.100%	9/15/45	10,038	9,042
	Williams Cos. Inc.	4.850%	3/1/48	8,890	7,737
	Williams Cos. Inc.	3.500%	10/15/51	4,200	2,907
	Williams Cos. Inc.	5.300%	8/15/52	10,000	9,240
					4,619,563
Financials (7.6%)
	ACE Capital Trust II	9.700%	4/1/30	725	866
[3]	Aegon NV	5.500%	4/11/48	4,000	3,811
	AerCap Ireland Capital DAC	1.650%	10/29/24	49,105	46,129
[3]	AerCap Ireland Capital DAC	1.750%	10/29/24	10,000	9,394
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	1,972
	AerCap Ireland Capital DAC	6.500%	7/15/25	24,304	24,445
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	8,609
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	8,981
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	9,693
	AerCap Ireland Capital DAC	2.450%	10/29/26	39,000	34,864
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	11,210
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	20,929
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	14,401
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,000	7,937
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	34,693
	AerCap Ireland Capital DAC	3.300%	1/30/32	68,500	55,997
	AerCap Ireland Capital DAC	3.400%	10/29/33	11,500	9,258
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	11,416
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,908	10,319
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	9,765
	Aflac Inc.	1.125%	3/15/26	5,010	4,489
	Aflac Inc.	2.875%	10/15/26	4,765	4,414
	Aflac Inc.	3.600%	4/1/30	27,801	25,581
	Aflac Inc.	4.000%	10/15/46	6,700	5,338
	Aflac Inc.	4.750%	1/15/49	9,075	8,468
	Air Lease Corp.	0.800%	8/18/24	6,000	5,655
	Air Lease Corp.	4.250%	9/15/24	600	586
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,237
	Air Lease Corp.	3.250%	3/1/25	11,202	10,692
	Air Lease Corp.	3.375%	7/1/25	7,000	6,620
[3]	Air Lease Corp.	2.875%	1/15/26	8,734	8,087
[3]	Air Lease Corp.	3.750%	6/1/26	2,680	2,535
	Air Lease Corp.	1.875%	8/15/26	10,000	8,887
	Air Lease Corp.	2.200%	1/15/27	5,000	4,427
	Air Lease Corp.	3.625%	4/1/27	6,569	6,074
	Air Lease Corp.	3.625%	12/1/27	6,800	6,213
	Air Lease Corp.	2.100%	9/1/28	5,000	4,163
	Air Lease Corp.	4.625%	10/1/28	6,300	5,926
	Air Lease Corp.	3.250%	10/1/29	4,265	3,698
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	8,620
[3]	Air Lease Corp.	2.875%	1/15/32	19,650	15,803
	Aircastle Ltd.	4.250%	6/15/26	18,771	17,686
	Alleghany Corp.	4.900%	9/15/44	4,575	4,251
	Alleghany Corp.	3.250%	8/15/51	11,750	8,411
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,159
	Allstate Corp.	0.750%	12/15/25	4,000	3,585
	Allstate Corp.	3.280%	12/15/26	7,950	7,495
	Allstate Corp.	1.450%	12/15/30	14,000	10,875
	Allstate Corp.	5.250%	3/30/33	4,600	4,585
	Allstate Corp.	5.350%	6/1/33	1,700	1,704
	Allstate Corp.	5.550%	5/9/35	975	991
	Allstate Corp.	5.950%	4/1/36	925	976
	Allstate Corp.	4.500%	6/15/43	5,950	5,113
	Allstate Corp.	4.200%	12/15/46	2,265	1,854

39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	3.850%	8/10/49	16,280	12,676
[3]	Allstate Corp.	6.500%	5/15/57	5,775	5,627
	Ally Financial Inc.	1.450%	10/2/23	15,345	15,125
	Ally Financial Inc.	5.125%	9/30/24	18,218	17,872
	Ally Financial Inc.	4.625%	3/30/25	2,075	1,998
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,646
	Ally Financial Inc.	7.100%	11/15/27	24,247	24,463
	Ally Financial Inc.	6.992%	6/13/29	5,685	5,618
[3]	Ally Financial Inc.	8.000%	11/1/31	27,425	28,452
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,331
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,361	5,172
	American Express Co.	0.750%	11/3/23	4,702	4,624
	American Express Co.	2.500%	7/30/24	8,300	8,025
	American Express Co.	3.000%	10/30/24	37,849	36,611
	American Express Co.	3.625%	12/5/24	19,560	19,004
	American Express Co.	2.250%	3/4/25	6,800	6,447
	American Express Co.	3.950%	8/1/25	5,995	5,818
	American Express Co.	4.200%	11/6/25	11,265	10,977
	American Express Co.	4.900%	2/13/26	13,460	13,329
	American Express Co.	4.990%	5/1/26	22,215	21,963
	American Express Co.	3.125%	5/20/26	9,338	8,843
	American Express Co.	1.650%	11/4/26	9,600	8,542
	American Express Co.	2.550%	3/4/27	31,536	28,737
	American Express Co.	3.300%	5/3/27	38,035	35,523
	American Express Co.	5.850%	11/5/27	8,000	8,196
	American Express Co.	4.989%	5/26/33	5,000	4,787
	American Express Co.	4.420%	8/3/33	9,990	9,419
	American Express Co.	5.043%	5/1/34	11,579	11,326
	American Express Co.	4.050%	12/3/42	11,223	9,767
	American Financial Group Inc.	5.250%	4/2/30	4,396	4,295
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,623
	American International Group Inc.	2.500%	6/30/25	21,120	19,909
	American International Group Inc.	3.900%	4/1/26	5,235	5,032
	American International Group Inc.	4.200%	4/1/28	6,915	6,653
	American International Group Inc.	4.250%	3/15/29	2,397	2,251
	American International Group Inc.	3.400%	6/30/30	12,000	10,635
	American International Group Inc.	5.125%	3/27/33	7,226	7,054
	American International Group Inc.	4.700%	7/10/35	2,706	2,411
	American International Group Inc.	6.250%	5/1/36	15,405	16,018
	American International Group Inc.	4.500%	7/16/44	4,106	3,540
	American International Group Inc.	4.800%	7/10/45	10,577	9,451
	American International Group Inc.	4.750%	4/1/48	2,629	2,360
[3]	American International Group Inc.	5.750%	4/1/48	7,950	7,703
	American International Group Inc.	4.375%	6/30/50	10,645	9,005
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,388
	Ameriprise Financial Inc.	3.000%	4/2/25	700	667
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,182
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,873
	Ameriprise Financial Inc.	5.150%	5/15/33	5,000	4,971
[3]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,157
[3]	Aon Corp.	8.205%	1/1/27	3,000	3,047
	Aon Corp.	2.850%	5/28/27	4,365	3,996
	Aon Corp.	4.500%	12/15/28	10,500	10,107
	Aon Corp.	3.750%	5/2/29	1,280	1,185
	Aon Corp.	2.800%	5/15/30	16,672	14,448
	Aon Corp.	2.600%	12/2/31	3,000	2,478
	Aon Corp.	5.350%	2/28/33	14,056	14,172
	Aon Corp.	6.250%	9/30/40	4,650	4,909
	Aon Corp.	2.900%	8/23/51	12,233	8,008
	Aon Corp.	3.900%	2/28/52	5,817	4,569
	Aon Global Ltd.	3.875%	12/15/25	5,774	5,565
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,363
	Aon Global Ltd.	4.750%	5/15/45	1,104	984
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,499
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	2,882
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,248
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	5,971
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	8,939
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,484
	Ares Capital Corp.	3.250%	7/15/25	23,468	21,710
	Ares Capital Corp.	3.875%	1/15/26	5,300	4,918
	Ares Capital Corp.	2.150%	7/15/26	6,000	5,209
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.875%	6/15/27	11,278	9,781
	Ares Capital Corp.	3.200%	11/15/31	8,700	6,650
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	4,792
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,024
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	7,162
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,277
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,590	8,640
	Associated Banc-Corp	4.250%	1/15/25	500	468
	Assurant Inc.	4.200%	9/27/23	246	245
	Assurant Inc.	4.900%	3/27/28	1,600	1,532
	Assurant Inc.	3.700%	2/22/30	1,300	1,123
	Assurant Inc.	6.750%	2/15/34	917	948
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,938	2,892
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,691
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,373
	Athene Holding Ltd.	4.125%	1/12/28	12,525	11,418
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,457
	Athene Holding Ltd.	3.500%	1/15/31	21,558	17,757
	Athene Holding Ltd.	3.950%	5/25/51	7,100	4,794
	Athene Holding Ltd.	3.450%	5/15/52	4,300	2,645
[5]	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	5,800	5,796
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,153
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	11,515	11,466
	AXA SA	8.600%	12/15/30	7,660	9,228
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,371
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,332
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,394
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,663
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,569
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,056
	Banco Santander SA	3.496%	3/24/25	27,200	26,089
	Banco Santander SA	2.746%	5/28/25	5,000	4,697
	Banco Santander SA	5.147%	8/18/25	10,100	9,935
	Banco Santander SA	5.179%	11/19/25	12,510	12,152
	Banco Santander SA	1.849%	3/25/26	27,116	24,264
	Banco Santander SA	4.250%	4/11/27	18,975	17,947
	Banco Santander SA	5.294%	8/18/27	32,500	31,875
	Banco Santander SA	3.800%	2/23/28	9,800	9,009
	Banco Santander SA	4.175%	3/24/28	25,000	23,428
	Banco Santander SA	4.379%	4/12/28	7,800	7,351
	Banco Santander SA	3.490%	5/28/30	6,000	5,224
	Banco Santander SA	2.749%	12/3/30	15,000	11,717
	Banco Santander SA	2.958%	3/25/31	17,900	14,794
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	44,642
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	48,822
[3]	Bank of America Corp.	3.950%	4/21/25	32,350	31,340
[3]	Bank of America Corp.	3.875%	8/1/25	13,623	13,255
[3]	Bank of America Corp.	3.093%	10/1/25	30,925	29,764
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	11,147
[3]	Bank of America Corp.	1.530%	12/6/25	12,835	12,014
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	36,481
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,206
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	21,453
[3]	Bank of America Corp.	3.384%	4/2/26	31,414	30,135
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	27,427
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	16,034
[3]	Bank of America Corp.	4.827%	7/22/26	10,000	9,824
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	14,009
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	13,502
	Bank of America Corp.	5.080%	1/20/27	15,600	15,418
[3]	Bank of America Corp.	1.658%	3/11/27	15,000	13,502
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	46,795
	Bank of America Corp.	1.734%	7/22/27	51,550	45,998
[3]	Bank of America Corp.	3.248%	10/21/27	53,700	50,029
[3]	Bank of America Corp.	4.183%	11/25/27	5,000	4,752

40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	3.824%	1/20/28	30,992	29,346
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	24,277
	Bank of America Corp.	4.376%	4/27/28	20,050	19,277
[3]	Bank of America Corp.	3.593%	7/21/28	47,625	44,367
[3]	Bank of America Corp.	4.948%	7/22/28	50,000	49,113
	Bank of America Corp.	6.204%	11/10/28	20,500	21,088
[3]	Bank of America Corp.	3.419%	12/20/28	100,985	92,841
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	9,372
	Bank of America Corp.	5.202%	4/25/29	53,605	53,030
[3]	Bank of America Corp.	2.087%	6/14/29	25,000	21,360
[3]	Bank of America Corp.	4.271%	7/23/29	40,000	37,937
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	9,270
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	2,529
[3]	Bank of America Corp.	2.884%	10/22/30	38,825	33,438
[3]	Bank of America Corp.	2.496%	2/13/31	5,955	4,984
[3]	Bank of America Corp.	2.592%	4/29/31	53,048	44,580
[3]	Bank of America Corp.	1.898%	7/23/31	20,800	16,558
[3]	Bank of America Corp.	1.922%	10/24/31	25,000	19,799
[3]	Bank of America Corp.	2.651%	3/11/32	13,300	11,013
	Bank of America Corp.	2.687%	4/22/32	112,675	93,351
	Bank of America Corp.	2.299%	7/21/32	34,000	27,180
	Bank of America Corp.	2.572%	10/20/32	26,399	21,487
[3]	Bank of America Corp.	2.972%	2/4/33	80,000	66,605
	Bank of America Corp.	4.571%	4/27/33	50	47
[3]	Bank of America Corp.	5.015%	7/22/33	55,500	54,175
	Bank of America Corp.	5.288%	4/25/34	77,955	77,240
	Bank of America Corp.	2.482%	9/21/36	21,340	16,297
	Bank of America Corp.	6.110%	1/29/37	22,087	23,285
	Bank of America Corp.	3.846%	3/8/37	22,155	18,923
[3]	Bank of America Corp.	4.244%	4/24/38	36,831	32,354
	Bank of America Corp.	7.750%	5/14/38	13,175	15,692
[3]	Bank of America Corp.	4.078%	4/23/40	23,405	20,071
[3]	Bank of America Corp.	2.676%	6/19/41	58,925	41,392
[3]	Bank of America Corp.	5.875%	2/7/42	5,235	5,581
	Bank of America Corp.	3.311%	4/22/42	47,505	36,204
[3]	Bank of America Corp.	5.000%	1/21/44	14,777	14,230
[3]	Bank of America Corp.	4.875%	4/1/44	7,682	7,320
[3]	Bank of America Corp.	4.750%	4/21/45	4,425	4,036
[3]	Bank of America Corp.	4.443%	1/20/48	10,998	9,710
[3]	Bank of America Corp.	3.946%	1/23/49	17,575	14,209
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	2,235
[3]	Bank of America Corp.	4.083%	3/20/51	94,135	77,896
[3]	Bank of America Corp.	2.831%	10/24/51	75	49
[3]	Bank of America Corp.	3.483%	3/13/52	600	446
	Bank of America Corp.	2.972%	7/21/52	31,750	21,547
[3]	Bank of America NA	6.000%	10/15/36	7,400	7,907
[3]	Bank of Montreal	0.625%	7/9/24	20,000	18,990
[3]	Bank of Montreal	4.250%	9/14/24	39,455	38,701
[3]	Bank of Montreal	1.500%	1/10/25	10,700	10,055
[3]	Bank of Montreal	1.850%	5/1/25	24,110	22,534
[3]	Bank of Montreal	3.700%	6/7/25	6,100	5,894
	Bank of Montreal	5.300%	6/5/26	8,000	7,981
[3]	Bank of Montreal	2.650%	3/8/27	15,825	14,490
[3]	Bank of Montreal	4.700%	9/14/27	5,100	4,983
	Bank of Montreal	5.203%	2/1/28	27,800	27,791
[3]	Bank of Montreal	3.803%	12/15/32	18,390	16,221
	Bank of Montreal	3.088%	1/10/37	7,600	5,950
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	12,422	12,064
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	1,913
[3]	Bank of New York Mellon Corp.	0.850%	10/25/24	4,900	4,602
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	4,521
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,360
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	407
[3]	Bank of New York Mellon Corp.	5.224%	11/21/25	30,390	30,215
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	8,781
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,915	4,906
	Bank of New York Mellon Corp.	4.414%	7/24/26	33,000	32,297
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	7,662
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,063
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,055	12,888
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	14,966
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,802
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	13,722
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,636
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	15,000	15,280
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,320
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,875	11,558
[3]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,495
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	7,682
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,000	27,102
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,500	25,447
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,000	19,526
	Bank of Nova Scotia	5.250%	12/6/24	19,875	19,717
	Bank of Nova Scotia	1.450%	1/10/25	3,380	3,169
	Bank of Nova Scotia	2.200%	2/3/25	35,680	33,747
[3]	Bank of Nova Scotia	3.450%	4/11/25	19,744	19,025
	Bank of Nova Scotia	1.300%	6/11/25	26,000	23,917
	Bank of Nova Scotia	5.450%	6/12/25	10,065	10,013
	Bank of Nova Scotia	4.500%	12/16/25	19,100	18,425
	Bank of Nova Scotia	1.050%	3/2/26	10,000	8,903
	Bank of Nova Scotia	2.700%	8/3/26	28,496	26,383
	Bank of Nova Scotia	1.300%	9/15/26	10,000	8,802
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,784
	Bank of Nova Scotia	5.250%	6/12/28	25,700	25,532
	Bank of Nova Scotia	2.450%	2/2/32	5,650	4,605
	Bank of Nova Scotia	4.588%	5/4/37	10,500	9,012
	Bank One Michigan	8.250%	11/1/24	6,000	6,147
	BankUnited Inc.	4.875%	11/17/25	1,284	1,188
	BankUnited Inc.	5.125%	6/11/30	5,000	3,816
	Barclays plc	3.650%	3/16/25	15,176	14,549
	Barclays plc	4.375%	1/12/26	17,200	16,516
[3]	Barclays plc	2.852%	5/7/26	15,950	14,952
	Barclays plc	5.200%	5/12/26	19,105	18,434
	Barclays plc	7.325%	11/2/26	15,000	15,352
	Barclays plc	5.829%	5/9/27	35,100	34,637
	Barclays plc	2.279%	11/24/27	23,530	20,716
	Barclays plc	4.337%	1/10/28	13,206	12,437
	Barclays plc	4.836%	5/9/28	26,410	24,358
	Barclays plc	7.385%	11/2/28	15,000	15,673
[3]	Barclays plc	4.972%	5/16/29	14,400	13,625
[3]	Barclays plc	5.088%	6/20/30	10,530	9,574
	Barclays plc	2.645%	6/24/31	34,800	27,912
	Barclays plc	2.667%	3/10/32	14,250	11,204
	Barclays plc	2.894%	11/24/32	23,935	18,823
	Barclays plc	5.746%	8/9/33	9,945	9,608
	Barclays plc	7.437%	11/2/33	32,500	35,163
	Barclays plc	6.224%	5/9/34	13,285	13,239
	Barclays plc	7.119%	6/27/34	15,259	15,256
	Barclays plc	3.564%	9/23/35	24,475	19,342
	Barclays plc	3.811%	3/10/42	4,600	3,260
	Barclays plc	3.330%	11/24/42	16,000	11,212
	Barclays plc	5.250%	8/17/45	4,000	3,708
	Barclays plc	4.950%	1/10/47	13,800	12,186
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,672
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,700
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,070
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,570
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	4,118
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,645
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	22,933
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	26,395	24,028
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	24,825	17,291
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,562
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	29,385	24,308
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	45,073
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,666

41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,189
	BGC Partners Inc.	4.375%	12/15/25	7,500	6,946
[7]	BGC Partners Inc.	8.000%	5/25/28	4,800	4,638
	BlackRock Inc.	3.200%	3/15/27	6,000	5,688
	BlackRock Inc.	3.250%	4/30/29	3,000	2,788
	BlackRock Inc.	2.400%	4/30/30	11,000	9,532
	BlackRock Inc.	1.900%	1/28/31	13,575	11,137
	BlackRock Inc.	2.100%	2/25/32	15,500	12,507
	BlackRock Inc.	4.750%	5/25/33	5,000	4,918
	Blackstone Private Credit Fund	2.350%	11/22/24	3,600	3,366
	Blackstone Private Credit Fund	7.050%	9/29/25	1,600	1,596
	Blackstone Private Credit Fund	2.625%	12/15/26	5,525	4,720
	Blackstone Private Credit Fund	3.250%	3/15/27	5,000	4,320
	Blackstone Private Credit Fund	4.000%	1/15/29	10,000	8,486
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,000	13,792
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,367
	Blackstone Secured Lending Fund	2.850%	9/30/28	1,075	882
[7]	BNP Paribas SA	3.800%	1/10/24	500	494
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,295
[3]	BPCE SA	3.375%	12/2/26	4,001	3,736
[7]	BPCE SA	3.250%	1/11/28	275	249
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	4,832
	Brighthouse Financial Inc.	4.700%	6/22/47	8,415	6,407
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,264
	Brookfield Capital Finance LLC	6.087%	6/14/33	2,220	2,254
	Brookfield Corp.	4.000%	1/15/25	4,796	4,656
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	977
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	1,970
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	17,900
	Brookfield Finance Inc.	4.350%	4/15/30	920	852
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,425
	Brookfield Finance Inc.	4.700%	9/20/47	6,350	5,341
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	1,879
	Brookfield Finance LLC	3.450%	4/15/50	12,950	8,591
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,475
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,207
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,132
	Brown & Brown Inc.	4.200%	3/17/32	24,730	22,217
	Brown & Brown Inc.	4.950%	3/17/52	6,855	5,892
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	3,000	2,826
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,164
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	48,695	46,813
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	10,000	9,920
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,270
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	13,321
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	16,466
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	6,490	6,392
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	43,470	39,001
	Capital One Financial Corp.	3.300%	10/30/24	29,194	28,050
	Capital One Financial Corp.	3.200%	2/5/25	22,991	21,948
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,480
	Capital One Financial Corp.	4.200%	10/29/25	13,037	12,494
	Capital One Financial Corp.	2.636%	3/3/26	20,000	18,669
	Capital One Financial Corp.	4.985%	7/24/26	11,208	10,861
	Capital One Financial Corp.	3.750%	7/28/26	19,088	17,778
	Capital One Financial Corp.	3.750%	3/9/27	26,750	24,919
	Capital One Financial Corp.	3.650%	5/11/27	18,040	16,760
	Capital One Financial Corp.	1.878%	11/2/27	13,278	11,418
	Capital One Financial Corp.	3.800%	1/31/28	20,375	18,763
	Capital One Financial Corp.	5.468%	2/1/29	22,252	21,358
	Capital One Financial Corp.	6.312%	6/8/29	20,000	19,875
	Capital One Financial Corp.	3.273%	3/1/30	11,120	9,468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	2.359%	7/29/32	4,000	2,828
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,616
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,205
	Capital One Financial Corp.	5.817%	2/1/34	17,832	17,031
	Capital One Financial Corp.	6.377%	6/8/34	21,078	20,928
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,667
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,598
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,730
	Charles Schwab Corp.	4.200%	3/24/25	5,000	4,873
	Charles Schwab Corp.	3.625%	4/1/25	6,231	5,994
	Charles Schwab Corp.	3.850%	5/21/25	2,000	1,927
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,046
	Charles Schwab Corp.	0.900%	3/11/26	16,475	14,556
	Charles Schwab Corp.	1.150%	5/13/26	10,000	8,851
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,236
	Charles Schwab Corp.	2.450%	3/3/27	31,290	28,101
	Charles Schwab Corp.	3.300%	4/1/27	13,850	12,804
	Charles Schwab Corp.	3.200%	1/25/28	5,350	4,872
	Charles Schwab Corp.	2.000%	3/20/28	10,000	8,643
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,203
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,290
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,205
	Charles Schwab Corp.	4.625%	3/22/30	30	29
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,361
	Charles Schwab Corp.	2.300%	5/13/31	16,000	12,757
	Charles Schwab Corp.	1.950%	12/1/31	13,985	10,620
	Charles Schwab Corp.	2.900%	3/3/32	11,000	9,085
	Charles Schwab Corp.	5.853%	5/19/34	13,000	13,194
	Chubb Corp.	6.000%	5/11/37	4,200	4,510
[3]	Chubb Corp.	6.500%	5/15/38	9,705	10,891
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	7,404
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	29,513
	Chubb INA Holdings Inc.	1.375%	9/15/30	9,400	7,464
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,028
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	5,249
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,692	18,735
	Chubb INA Holdings Inc.	2.850%	12/15/51	6,000	4,192
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,800	1,886
	CI Financial Corp.	3.200%	12/17/30	11,880	8,913
	CI Financial Corp.	4.100%	6/15/51	9,500	5,770
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,806
	Citigroup Inc.	4.000%	8/5/24	5,525	5,424
	Citigroup Inc.	3.875%	3/26/25	20,019	19,343
	Citigroup Inc.	3.300%	4/27/25	1,950	1,877
	Citigroup Inc.	4.400%	6/10/25	45,215	43,943
	Citigroup Inc.	5.500%	9/13/25	4,400	4,375
	Citigroup Inc.	1.281%	11/3/25	5,000	4,684
	Citigroup Inc.	3.700%	1/12/26	13,478	12,926
	Citigroup Inc.	2.014%	1/25/26	25,100	23,605
	Citigroup Inc.	4.600%	3/9/26	37,650	36,435
	Citigroup Inc.	3.290%	3/17/26	30,000	28,707
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	44,876
	Citigroup Inc.	3.400%	5/1/26	10,250	9,750
	Citigroup Inc.	5.610%	9/29/26	50,421	50,403
	Citigroup Inc.	3.200%	10/21/26	41,250	38,617
	Citigroup Inc.	4.300%	11/20/26	32,850	31,468
	Citigroup Inc.	1.122%	1/28/27	18,425	16,430
	Citigroup Inc.	4.450%	9/29/27	34,810	33,241
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	33,269
	Citigroup Inc.	6.625%	1/15/28	25	26
[3]	Citigroup Inc.	3.070%	2/24/28	20,000	18,410
	Citigroup Inc.	4.658%	5/24/28	5,570	5,436
[3]	Citigroup Inc.	3.668%	7/24/28	58,950	55,188
	Citigroup Inc.	4.125%	7/25/28	600	565
[3]	Citigroup Inc.	3.520%	10/27/28	30,050	27,922
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	7,479
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	33,085
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,113
[3]	Citigroup Inc.	4.412%	3/31/31	78,850	74,180
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	4,170
	Citigroup Inc.	6.625%	6/15/32	3,535	3,739
	Citigroup Inc.	2.520%	11/3/32	18,000	14,507
	Citigroup Inc.	3.057%	1/25/33	48,100	40,121

42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.875%	2/22/33	3,000	3,039
	Citigroup Inc.	3.785%	3/17/33	44,800	39,565
	Citigroup Inc.	4.910%	5/24/33	8,000	7,736
	Citigroup Inc.	6.000%	10/31/33	6,135	6,311
	Citigroup Inc.	6.270%	11/17/33	58,000	61,546
	Citigroup Inc.	6.174%	5/25/34	46,365	46,688
	Citigroup Inc.	6.125%	8/25/36	11,118	11,343
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	10,989
	Citigroup Inc.	8.125%	7/15/39	13,096	16,757
[3]	Citigroup Inc.	5.316%	3/26/41	69,175	67,727
	Citigroup Inc.	5.875%	1/30/42	13,339	14,009
	Citigroup Inc.	2.904%	11/3/42	2,290	1,625
	Citigroup Inc.	6.675%	9/13/43	1,780	1,920
	Citigroup Inc.	4.950%	11/7/43	8,250	7,333
	Citigroup Inc.	5.300%	5/6/44	8,700	8,050
	Citigroup Inc.	4.650%	7/30/45	8,275	7,336
	Citigroup Inc.	4.750%	5/18/46	4,658	3,991
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	1,826
	Citigroup Inc.	4.650%	7/23/48	9,785	8,867
	Citizens Bank NA	6.064%	10/24/25	6,000	5,697
[3]	Citizens Bank NA	3.750%	2/18/26	11,241	10,271
	Citizens Bank NA	4.575%	8/9/28	6,075	5,519
	Citizens Financial Group Inc.	2.850%	7/27/26	950	843
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	8,681
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	5,760
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	1,688
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	5,648
	CME Group Inc.	3.750%	6/15/28	2,671	2,556
	CME Group Inc.	5.300%	9/15/43	7,840	8,148
	CME Group Inc.	4.150%	6/15/48	9,762	8,859
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,572
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,649
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,527
	CNA Financial Corp.	2.050%	8/15/30	2,445	1,959
	CNA Financial Corp.	5.500%	6/15/33	3,556	3,472
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	1,966
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,257
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,057
	Comerica Bank	5.332%	8/25/33	5,110	4,137
	Comerica Inc.	3.800%	7/22/26	850	759
	Comerica Inc.	4.000%	2/1/29	5,370	4,504
	Commonwealth Bank of Australia	5.079%	1/10/25	10,000	9,952
	Commonwealth Bank of Australia	5.316%	3/13/26	11,105	11,134
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	462
	Cooperatieve Rabobank UA	3.875%	8/22/24	7,000	6,869
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,000	3,762
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	11,635
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	8,858
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,153
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	691
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	20,524
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	27,142
	Corebridge Financial Inc.	3.500%	4/4/25	11,000	10,483
	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,156
	Corebridge Financial Inc.	3.850%	4/5/29	16,288	14,705
	Corebridge Financial Inc.	3.900%	4/5/32	24,500	21,336
	Corebridge Financial Inc.	4.350%	4/5/42	11,815	9,523
	Corebridge Financial Inc.	4.400%	4/5/52	12,285	9,456
	Credit Suisse AG	4.750%	8/9/24	8,200	8,018
[3]	Credit Suisse AG	3.625%	9/9/24	27,847	26,868
	Credit Suisse AG	7.950%	1/9/25	6,532	6,659
	Credit Suisse AG	5.000%	7/9/27	23,250	22,405
	Credit Suisse AG	7.500%	2/15/28	31,577	33,551
	Credit Suisse USA Inc.	7.125%	7/15/32	7,791	8,581
[3]	Deutsche Bank AG	2.222%	9/18/24	9,295	9,183
	Deutsche Bank AG	4.500%	4/1/25	15,618	14,868
[3]	Deutsche Bank AG	3.961%	11/26/25	16,200	15,443
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,296
	Deutsche Bank AG	1.686%	3/19/26	10,000	9,019
	Deutsche Bank AG	6.119%	7/14/26	40,000	39,693
	Deutsche Bank AG	2.129%	11/24/26	23,350	20,731
	Deutsche Bank AG	2.311%	11/16/27	24,792	21,326
	Deutsche Bank AG	2.552%	1/7/28	3,976	3,451
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.720%	1/18/29	20,800	20,874
	Deutsche Bank AG	5.882%	7/8/31	2,282	2,002
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	4,985
	Deutsche Bank AG	3.729%	1/14/32	15,895	11,992
	Deutsche Bank AG	4.875%	12/1/32	14,405	12,164
	Deutsche Bank AG	3.742%	1/7/33	13,126	9,614
	Deutsche Bank AG	7.079%	2/10/34	16,846	15,507
	Discover Bank	2.450%	9/12/24	11,400	10,799
[3]	Discover Bank	4.250%	3/13/26	6,203	5,869
[3]	Discover Bank	3.450%	7/27/26	29,330	26,970
[3]	Discover Bank	4.650%	9/13/28	3,000	2,785
[3]	Discover Bank	2.700%	2/6/30	8,000	6,439
	Discover Financial Services	3.950%	11/6/24	15,810	15,233
	Discover Financial Services	3.750%	3/4/25	12,486	11,931
	Discover Financial Services	4.500%	1/30/26	18,350	17,537
	Discover Financial Services	4.100%	2/9/27	15,300	14,230
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,705
	ECMC Group Student Loan Trust	5.700%	4/1/28	4,855	18
	Enstar Group Ltd.	4.950%	6/1/29	7,960	7,424
	Enstar Group Ltd.	3.100%	9/1/31	5,000	3,924
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	1,945
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	14,661
	Equitable Holdings Inc.	5.594%	1/11/33	5,180	5,088
	Equitable Holdings Inc.	5.000%	4/20/48	15,180	13,071
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,881
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	7,806
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	7,281
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,768
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,358
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,216
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,364
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,769
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,492
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	5,837
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,590
	Fifth Third Bancorp	2.550%	5/5/27	2,208	1,955
	Fifth Third Bancorp	1.707%	11/1/27	4,466	3,812
	Fifth Third Bancorp	3.950%	3/14/28	9,400	8,637
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,466
	Fifth Third Bancorp	6.361%	10/27/28	10,000	9,959
	Fifth Third Bancorp	4.772%	7/28/30	5,000	4,678
	Fifth Third Bancorp	4.337%	4/25/33	5,300	4,683
	Fifth Third Bancorp	8.250%	3/1/38	14,786	16,951
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	13,545
	Fifth Third Bank NA	5.852%	10/27/25	10,000	9,761
[3]	Fifth Third Bank NA	3.850%	3/15/26	22,432	20,692
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	2,985
	First American Financial Corp.	4.600%	11/15/24	4,650	4,547
	First American Financial Corp.	4.000%	5/15/30	3,130	2,750
	First American Financial Corp.	2.400%	8/15/31	7,000	5,326
	First Horizon Corp.	4.000%	5/26/25	3,000	2,802
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	4,210	4,144
	Franklin BSP Lending Corp.	3.250%	3/30/26	919	814
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,855
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,727
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,546
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,248
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,610
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	9,786
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,274
	FS KKR Capital Corp.	3.125%	10/12/28	8,700	7,082
	GATX Corp.	3.250%	3/30/25	2,300	2,188
	GATX Corp.	3.250%	9/15/26	2,800	2,584
	GATX Corp.	3.850%	3/30/27	4,885	4,589
	GATX Corp.	3.500%	3/15/28	7,000	6,385
	GATX Corp.	4.550%	11/7/28	2,585	2,472
	GATX Corp.	4.700%	4/1/29	4,000	3,830
	GATX Corp.	4.000%	6/30/30	8,315	7,597
	GATX Corp.	1.900%	6/1/31	6,599	5,063
	GATX Corp.	3.500%	6/1/32	975	834
	GATX Corp.	5.450%	9/15/33	7,500	7,374

43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	5.200%	3/15/44	325	290
	GATX Corp.	4.500%	3/30/45	2,175	1,721
	GATX Corp.	3.100%	6/1/51	6,000	3,806
	GE Capital Funding LLC	3.450%	5/15/25	17,350	16,564
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,065
	Globe Life Inc.	4.550%	9/15/28	3,200	3,090
	Globe Life Inc.	2.150%	8/15/30	4,450	3,510
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	158
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,411
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,484
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	5,513	5,408
	Goldman Sachs Group Inc.	5.700%	11/1/24	16,506	16,486
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	18,925
	Goldman Sachs Group Inc.	1.757%	1/24/25	29,700	28,933
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,277
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	9,139
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,230
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	39,932
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	49,845
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	17,863
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,894
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	48,583
	Goldman Sachs Group Inc.	1.431%	3/9/27	47,015	42,038
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	18,468
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	22,220
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,543
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	24,942
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	9,000
	Goldman Sachs Group Inc.	4.482%	8/23/28	26,020	25,173
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	38,559
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	50,898
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,419
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	35,102
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	20,678
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	55,982
	Goldman Sachs Group Inc.	2.383%	7/21/32	16,745	13,394
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	51,472
	Goldman Sachs Group Inc.	3.102%	2/24/33	49,350	41,696
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	8,756
	Goldman Sachs Group Inc.	6.750%	10/1/37	46,135	49,605
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	48,629
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	27,420
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,512
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	18,055
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,595
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	25,906
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	28,782
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,373
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,077
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,021
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,015
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	8,728
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	123
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,274
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	1,857
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	399
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,222
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	9,059
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	3,927
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	493
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,319
	HSBC Holdings plc	1.162%	11/22/24	25,000	24,461
	HSBC Holdings plc	4.250%	8/18/25	2,500	2,402
[3]	HSBC Holdings plc	2.633%	11/7/25	13,475	12,810
	HSBC Holdings plc	4.180%	12/9/25	7,000	6,797
	HSBC Holdings plc	4.300%	3/8/26	32,820	31,740
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.999%	3/10/26	23,489	22,301
[3]	HSBC Holdings plc	1.645%	4/18/26	31,615	29,192
	HSBC Holdings plc	3.900%	5/25/26	68,300	65,135
[3]	HSBC Holdings plc	2.099%	6/4/26	33,327	30,863
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	39,469
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,442
	HSBC Holdings plc	4.375%	11/23/26	23,330	22,052
	HSBC Holdings plc	1.589%	5/24/27	25,000	22,067
	HSBC Holdings plc	2.251%	11/22/27	30,440	27,008
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	11,929
	HSBC Holdings plc	4.755%	6/9/28	11,315	10,871
	HSBC Holdings plc	5.210%	8/11/28	19,060	18,638
[3]	HSBC Holdings plc	2.013%	9/22/28	31,992	27,405
	HSBC Holdings plc	7.390%	11/3/28	15,000	15,837
	HSBC Holdings plc	6.161%	3/9/29	9,216	9,302
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	45,358
	HSBC Holdings plc	2.206%	8/17/29	31,700	26,524
	HSBC Holdings plc	4.950%	3/31/30	21,025	20,703
[3]	HSBC Holdings plc	3.973%	5/22/30	24,815	22,274
[3]	HSBC Holdings plc	2.848%	6/4/31	35,100	29,195
[3]	HSBC Holdings plc	2.357%	8/18/31	16,500	13,194
[3]	HSBC Holdings plc	7.625%	5/17/32	575	605
	HSBC Holdings plc	2.804%	5/24/32	27,900	22,583
	HSBC Holdings plc	2.871%	11/22/32	40,145	32,432
[3]	HSBC Holdings plc	7.350%	11/27/32	600	614
	HSBC Holdings plc	4.762%	3/29/33	18,700	16,889
	HSBC Holdings plc	5.402%	8/11/33	12,575	12,274
	HSBC Holdings plc	8.113%	11/3/33	20,000	22,180
	HSBC Holdings plc	6.254%	3/9/34	46,074	47,207
	HSBC Holdings plc	6.547%	6/20/34	31,500	31,373
[3]	HSBC Holdings plc	6.500%	5/2/36	15,575	15,482
[3]	HSBC Holdings plc	6.500%	9/15/37	27,201	27,081
[3]	HSBC Holdings plc	6.800%	6/1/38	5,908	5,958
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,643
	HSBC Holdings plc	6.332%	3/9/44	28,500	29,518
	HSBC Holdings plc	5.250%	3/14/44	30,738	27,675
	HSBC USA Inc.	5.625%	3/17/25	12,730	12,693
	Huntington Bancshares Inc.	2.625%	8/6/24	4,500	4,306
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	15,832
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	14,750
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,551
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,254
	Huntington Bancshares Inc.	2.487%	8/15/36	3,900	2,793
	Huntington National Bank	5.699%	11/18/25	10,000	9,713
[3]	Huntington National Bank	4.270%	11/25/26	3,375	3,073
	Huntington National Bank	4.552%	5/17/28	5,000	4,676
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	8,765
	ING Groep NV	3.869%	3/28/26	7,800	7,490
	ING Groep NV	3.950%	3/29/27	10,500	9,956
	ING Groep NV	1.726%	4/1/27	12,822	11,419
	ING Groep NV	4.017%	3/28/28	10,470	9,832
	ING Groep NV	4.550%	10/2/28	4,000	3,847
	ING Groep NV	4.050%	4/9/29	3,655	3,412
	ING Groep NV	2.727%	4/1/32	3,000	2,476
	ING Groep NV	4.252%	3/28/33	10,000	9,129
	Intercontinental Exchange Inc.	3.750%	12/1/25	19,090	18,530
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,641
	Intercontinental Exchange Inc.	4.000%	9/15/27	9,429	9,187
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,162
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	29,966
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	13,170
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	17,752
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	22,720
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,940	4,936
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	970
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	13,787
	Intercontinental Exchange Inc.	4.950%	6/15/52	15,000	14,309
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	12,413
	Intercontinental Exchange Inc.	5.200%	6/15/62	17,500	17,367
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,470
	Invesco Finance plc	3.750%	1/15/26	5,010	4,833
	Invesco Finance plc	5.375%	11/30/43	7,125	6,943

44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,218
	Jackson Financial Inc.	5.670%	6/8/32	2,000	1,901
	Jackson Financial Inc.	4.000%	11/23/51	5,800	3,963
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,689	2,639
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,194
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,273
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,010	11,726
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,077
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,120
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,370
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	42,780
	JPMorgan Chase & Co.	3.125%	1/23/25	18,808	18,194
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	24,710
	JPMorgan Chase & Co.	0.768%	8/9/25	10,000	9,416
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	10,391
	JPMorgan Chase & Co.	1.561%	12/10/25	39,202	36,713
	JPMorgan Chase & Co.	5.546%	12/15/25	22,000	21,916
	JPMorgan Chase & Co.	2.595%	2/24/26	25,000	23,721
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	28,180
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	35,933
	JPMorgan Chase & Co.	4.080%	4/26/26	30,555	29,703
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	34,384
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	55,025
	JPMorgan Chase & Co.	7.625%	10/15/26	875	935
	JPMorgan Chase & Co.	1.045%	11/19/26	40,030	35,867
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	27,695
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,670
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	14,981
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,491
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,748
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	24,279
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,227
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,151
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	37,241
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,735
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	28,961
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	6,690	6,257
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	22,339
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	60,954
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	50,844
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	24,179
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	22,267
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	18,709
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	20,072
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	289
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	39,399
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	70,070
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	18,632
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	25,671
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	23,112
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	35,998
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	34,512
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,186
	JPMorgan Chase & Co.	4.912%	7/25/33	88,700	86,721
	JPMorgan Chase & Co.	5.717%	9/14/33	10,000	10,147
	JPMorgan Chase & Co.	5.350%	6/1/34	45,435	45,873
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	13,911
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	32,588
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	27,409
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	25,175
	JPMorgan Chase & Co.	5.600%	7/15/41	500	519
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	10,178
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,625
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	18,562
	JPMorgan Chase & Co.	5.625%	8/16/43	26,510	27,158
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,321
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,592
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	22,092
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,326
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	45,157
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,593
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	27,277
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	27,625
	Kemper Corp.	4.350%	2/15/25	1,500	1,443
	Kemper Corp.	2.400%	9/30/30	5,000	3,924
	Kemper Corp.	3.800%	2/23/32	2,450	2,031
[3]	KeyBank NA	3.300%	6/1/25	5,283	4,844
[3]	KeyBank NA	4.150%	8/8/25	17,870	16,476
	KeyBank NA	4.700%	1/26/26	4,070	3,800
[3]	KeyBank NA	3.400%	5/20/26	2,895	2,484
[3]	KeyBank NA	5.850%	11/15/27	7,600	7,156
[3]	KeyBank NA	4.390%	12/14/27	1,860	1,633
[3]	KeyBank NA	6.950%	2/1/28	2,750	2,576
[3]	KeyBank NA	4.900%	8/8/32	15,000	11,842
	KeyBank NA	5.000%	1/26/33	16,635	14,356
[3]	KeyCorp	4.150%	10/29/25	6,750	6,258
[3]	KeyCorp	4.100%	4/30/28	18,000	15,589
[3]	KeyCorp	2.550%	10/1/29	6,400	4,831
	Lazard Group LLC	3.750%	2/13/25	100	96
	Lazard Group LLC	3.625%	3/1/27	5,075	4,721
	Lazard Group LLC	4.500%	9/19/28	9,350	8,851
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,434
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,372
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,433
	Lincoln National Corp.	3.800%	3/1/28	9,750	8,811
	Lincoln National Corp.	3.050%	1/15/30	9,625	7,952
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,558
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,090
	Lincoln National Corp.	7.000%	6/15/40	4,251	4,435
	Lincoln National Corp.	4.350%	3/1/48	4,100	2,960
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,589
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,704
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	6,853
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	13,636
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	23,346
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	18,634
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	24,037
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	24,693
	Lloyds Banking Group plc	4.716%	8/11/26	5,000	4,862
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,137
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	8,853
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	20,890
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	19,468
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	3,919
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	19,243
	Lloyds Banking Group plc	5.871%	3/6/29	10,500	10,424
	Lloyds Banking Group plc	4.976%	8/11/33	30,420	28,482
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	8,665
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	7,646
	Lloyds Banking Group plc	3.369%	12/14/46	23,638	15,572
	Lloyds Banking Group plc	4.344%	1/9/48	325	244
	Loews Corp.	3.200%	5/15/30	6,500	5,781
	Loews Corp.	6.000%	2/1/35	7,275	7,559
	Loews Corp.	4.125%	5/15/43	4,315	3,566
	M&T Bank Corp.	4.000%	7/15/24	3,000	2,912
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,167
	M&T Bank Corp.	5.053%	1/27/34	12,620	11,514
	Main Street Capital Corp.	3.000%	7/14/26	5,290	4,654
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,010
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	5,100	4,955
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	14,050	13,413
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,010
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	12,584	11,865
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,573
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,499
[3]	Manulife Financial Corp.	4.061%	2/24/32	13,925	13,035
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,731
	Manulife Financial Corp.	5.375%	3/4/46	8,075	7,982
	Markel Group Inc.	3.500%	11/1/27	6,175	5,742
	Markel Group Inc.	3.350%	9/17/29	2,555	2,287
	Markel Group Inc.	5.000%	4/5/46	4,650	4,076
	Markel Group Inc.	4.300%	11/1/47	2,200	1,787
	Markel Group Inc.	5.000%	5/20/49	5,941	5,348
	Markel Group Inc.	4.150%	9/17/50	620	485
	Markel Group Inc.	3.450%	5/7/52	7,400	5,212

45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,098
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	4,994
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	11,569
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	6,000	6,308
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,273
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,330
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,755
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,150
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	11,226
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,609
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,515
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	10,000	10,209
	Mastercard Inc.	2.000%	3/3/25	20,794	19,772
	Mastercard Inc.	2.950%	11/21/26	7,850	7,421
	Mastercard Inc.	3.300%	3/26/27	31,347	29,944
	Mastercard Inc.	3.500%	2/26/28	3,720	3,556
	Mastercard Inc.	4.875%	3/9/28	7,635	7,725
	Mastercard Inc.	2.950%	6/1/29	10,575	9,632
	Mastercard Inc.	3.350%	3/26/30	16,000	14,916
	Mastercard Inc.	1.900%	3/15/31	3,575	2,973
	Mastercard Inc.	2.000%	11/18/31	8,000	6,620
	Mastercard Inc.	3.800%	11/21/46	5,700	4,844
	Mastercard Inc.	3.950%	2/26/48	5,110	4,531
	Mastercard Inc.	3.650%	6/1/49	11,030	9,201
	Mastercard Inc.	3.850%	3/26/50	15,406	13,290
	Mastercard Inc.	2.950%	3/15/51	7,000	5,115
	Mercury General Corp.	4.400%	3/15/27	3,265	3,087
	MetLife Inc.	3.000%	3/1/25	8,475	8,190
	MetLife Inc.	3.600%	11/13/25	7,891	7,597
	MetLife Inc.	4.550%	3/23/30	22,524	22,047
	MetLife Inc.	6.375%	6/15/34	3,445	3,773
[3]	MetLife Inc.	6.400%	12/15/36	16,231	16,221
[3]	MetLife Inc.	10.750%	8/1/39	500	647
	MetLife Inc.	5.875%	2/6/41	12,892	13,196
	MetLife Inc.	4.125%	8/13/42	18,975	15,923
	MetLife Inc.	4.875%	11/13/43	10,919	10,104
	MetLife Inc.	4.721%	12/15/44	9,535	8,476
	MetLife Inc.	4.050%	3/1/45	1,835	1,537
	MetLife Inc.	4.600%	5/13/46	5,000	4,488
	MetLife Inc.	5.000%	7/15/52	11,395	10,745
	MetLife Inc.	5.250%	1/15/54	13,300	12,948
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,011
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	14,336
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	15,130
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	10,812
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	458
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	5,000	4,929
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	14,410	14,231
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	32,802	32,638
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	625
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	3,460	3,329
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,000	5,968
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	27,853
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,289
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	39,356
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	8,942
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	17,736
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	20,579
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,486
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	4,616
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	11,697
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	20,393	20,243
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,266
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	15,000	14,762
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	30,222
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	11,750
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	10,694
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	7,952
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	20,650
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	10,882
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	16,655
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	10,700	10,479
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	1,000	997
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	23,050	22,859
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,152
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	669
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	13,936
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	200	198
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	17,116
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,081
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,182
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	17,558
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	8,814
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,396
	Mizuho Financial Group Inc.	5.667%	5/27/29	5,000	4,990
[5]	Mizuho Financial Group Inc.	5.778%	7/6/29	10,200	10,232
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,239
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	14,861
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,135
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	17,244
	Mizuho Financial Group Inc.	2.564%	9/13/31	15,000	11,791
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	15,958
	Mizuho Financial Group Inc.	5.754%	5/27/34	10,000	10,057
[5]	Mizuho Financial Group Inc.	5.748%	7/6/34	14,740	14,785
[3]	Morgan Stanley	3.700%	10/23/24	24,500	23,918
[3]	Morgan Stanley	0.791%	1/22/25	57,500	55,724
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,639
[3]	Morgan Stanley	4.000%	7/23/25	51,975	50,470
[3]	Morgan Stanley	1.164%	10/21/25	30,000	28,047
	Morgan Stanley	5.000%	11/24/25	50,940	50,086
[3]	Morgan Stanley	3.875%	1/27/26	45,564	43,972
[3]	Morgan Stanley	2.188%	4/28/26	9,400	8,823
	Morgan Stanley	4.679%	7/17/26	25,000	24,530
[3]	Morgan Stanley	3.125%	7/27/26	52,700	49,382
[3]	Morgan Stanley	6.250%	8/9/26	15,996	16,333
[3]	Morgan Stanley	4.350%	9/8/26	40,070	38,702
	Morgan Stanley	6.138%	10/16/26	20,000	20,219
	Morgan Stanley	0.985%	12/10/26	12,225	10,907
	Morgan Stanley	3.625%	1/20/27	27,278	25,913
	Morgan Stanley	5.050%	1/28/27	37,555	37,239
	Morgan Stanley	3.950%	4/23/27	8,255	7,821
	Morgan Stanley	1.593%	5/4/27	22,265	19,932
[3]	Morgan Stanley	1.512%	7/20/27	17,900	15,861
	Morgan Stanley	2.475%	1/21/28	20,000	18,059

46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley	3.591%	7/22/28	44,833	41,426
	Morgan Stanley	6.296%	10/18/28	36,060	37,120
[3]	Morgan Stanley	3.772%	1/24/29	2,725	2,545
	Morgan Stanley	5.123%	2/1/29	50,800	50,132
	Morgan Stanley	5.164%	4/20/29	50,000	49,450
[3]	Morgan Stanley	4.431%	1/23/30	11,000	10,476
[3]	Morgan Stanley	2.699%	1/22/31	49,555	42,184
[3]	Morgan Stanley	3.622%	4/1/31	106,400	95,944
[3]	Morgan Stanley	1.794%	2/13/32	92,325	71,629
	Morgan Stanley	7.250%	4/1/32	8,000	9,082
[3]	Morgan Stanley	1.928%	4/28/32	13,850	10,807
[3]	Morgan Stanley	2.239%	7/21/32	30,000	23,846
[3]	Morgan Stanley	2.511%	10/20/32	20,000	16,137
	Morgan Stanley	2.943%	1/21/33	17,950	14,919
	Morgan Stanley	4.889%	7/20/33	20,000	19,237
	Morgan Stanley	6.342%	10/18/33	27,060	28,796
	Morgan Stanley	5.250%	4/21/34	21,310	21,032
	Morgan Stanley	2.484%	9/16/36	30,000	22,707
	Morgan Stanley	5.297%	4/20/37	10,000	9,447
	Morgan Stanley	5.948%	1/19/38	18,123	17,877
[3]	Morgan Stanley	3.971%	7/22/38	4,600	3,902
[3]	Morgan Stanley	4.457%	4/22/39	831	740
	Morgan Stanley	3.217%	4/22/42	13,000	9,867
	Morgan Stanley	6.375%	7/24/42	29,625	33,035
	Morgan Stanley	4.300%	1/27/45	38,144	33,369
	Morgan Stanley	4.375%	1/22/47	225	201
[3]	Morgan Stanley	5.597%	3/24/51	22,386	23,307
[3]	Morgan Stanley	2.802%	1/25/52	24,075	15,813
[3,6]	Morgan Stanley, SOFR + 0.466%	5.562%	11/10/23	29,750	29,730
	Morgan Stanley Bank NA	4.754%	4/21/26	16,980	16,721
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	5,250	4,958
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,630	3,497
[3]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,841
	Nasdaq Inc.	5.650%	6/28/25	3,720	3,729
	Nasdaq Inc.	3.850%	6/30/26	9,350	8,999
	Nasdaq Inc.	5.350%	6/28/28	10,765	10,793
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,200
	Nasdaq Inc.	5.550%	2/15/34	10,785	10,828
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,375
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,224
	Nasdaq Inc.	3.950%	3/7/52	5,850	4,492
	Nasdaq Inc.	5.950%	8/15/53	8,235	8,428
	Nasdaq Inc.	6.100%	6/28/63	8,000	8,186
	National Australia Bank Ltd.	5.132%	11/22/24	6,000	5,973
	National Australia Bank Ltd.	5.200%	5/13/25	15,000	14,966
	National Australia Bank Ltd.	4.966%	1/12/26	14,000	13,922
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,204
[3]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	20,629
	National Australia Bank Ltd.	4.944%	1/12/28	6,050	6,029
	National Australia Bank Ltd.	4.900%	6/13/28	21,700	21,491
[3]	National Bank of Canada	0.550%	11/15/24	7,000	6,854
	National Bank of Canada	5.250%	1/17/25	17,800	17,636
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	1,921
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	714
	NatWest Group plc	4.800%	4/5/26	1,700	1,651
	NatWest Group plc	7.472%	11/10/26	50,465	51,648
	NatWest Group plc	5.847%	3/2/27	7,900	7,815
[3]	NatWest Group plc	3.073%	5/22/28	37,279	33,554
	NatWest Group plc	5.516%	9/30/28	5,000	4,903
[3]	NatWest Group plc	4.892%	5/18/29	15,800	15,027
	NatWest Group plc	5.808%	9/13/29	10,990	10,836
[3]	NatWest Group plc	3.754%	11/1/29	2,825	2,650
[3]	NatWest Group plc	5.076%	1/27/30	30,500	29,130
[3]	NatWest Group plc	4.445%	5/8/30	2,155	1,978
	NatWest Group plc	6.016%	3/2/34	17,900	18,004
[3]	NatWest Group plc	3.032%	11/28/35	5,000	3,823
	Nomura Holdings Inc.	2.648%	1/16/25	400	378
	Nomura Holdings Inc.	5.099%	7/3/25	5,000	4,908
	Nomura Holdings Inc.	1.851%	7/16/25	38,300	35,046
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	10,556
	Nomura Holdings Inc.	2.329%	1/22/27	27,815	24,613
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	9,825
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	8,438
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	9,857
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	19,097
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,537
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,435
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,417
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,248
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,819
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,404
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,176
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,893
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,220
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,183
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,300
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,474
	ORIX Corp.	3.250%	12/4/24	2,000	1,922
	ORIX Corp.	3.700%	7/18/27	8,150	7,680
	ORIX Corp.	2.250%	3/9/31	9,000	7,406
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,440
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	9,578
	Owl Rock Capital Corp.	4.250%	1/15/26	6,816	6,310
	Owl Rock Capital Corp.	3.400%	7/15/26	8,000	7,092
	Owl Rock Capital Corp.	2.625%	1/15/27	9,900	8,404
	Owl Rock Capital Corp.	2.875%	6/11/28	10,000	8,149
[3]	Owl Rock Core Income Corp.	3.125%	9/23/26	1,598	1,383
[7]	Owl Rock Core Income Corp.	7.950%	6/13/28	11,150	11,177
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	4,075	3,378
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,222
	PartnerRe Finance B LLC	4.500%	10/1/50	2,000	1,685
[3]	PNC Bank NA	3.300%	10/30/24	3,850	3,715
[3]	PNC Bank NA	2.950%	2/23/25	5,750	5,472
[3]	PNC Bank NA	3.250%	6/1/25	14,133	13,487
[3]	PNC Bank NA	4.200%	11/1/25	9,374	8,911
[3]	PNC Bank NA	3.100%	10/25/27	275	252
[3]	PNC Bank NA	3.250%	1/22/28	10,775	9,903
[3]	PNC Bank NA	4.050%	7/26/28	13,750	12,689
[3]	PNC Bank NA	2.700%	10/22/29	9,500	7,961
	PNC Financial Services Group Inc.	5.812%	6/12/26	36,877	36,684
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,235
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,780
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	22,557
	PNC Financial Services Group Inc.	5.354%	12/2/28	10,205	10,088
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,100
	PNC Financial Services Group Inc.	5.582%	6/12/29	19,000	18,915
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	14,315
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	10,388
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,000	20,510
	PNC Financial Services Group Inc.	5.068%	1/24/34	13,255	12,710
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	8,615
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,087
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,752
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	4,874
	Principal Financial Group Inc.	5.375%	3/15/33	2,000	1,987
	Principal Financial Group Inc.	6.050%	10/15/36	425	437
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	2,901
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,026
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,572
	Principal Financial Group Inc.	5.500%	3/15/53	3,890	3,694
	Private Export Funding Corp.	3.900%	10/15/27	4,150	4,060
	Progressive Corp.	6.625%	3/1/29	2,150	2,320
	Progressive Corp.	3.200%	3/26/30	7,617	6,833

47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	6.250%	12/1/32	4,000	4,325
	Progressive Corp.	4.950%	6/15/33	4,930	4,894
	Progressive Corp.	4.350%	4/25/44	6,219	5,387
	Progressive Corp.	4.125%	4/15/47	10,509	9,082
	Progressive Corp.	4.200%	3/15/48	4,196	3,586
	Progressive Corp.	3.950%	3/26/50	12,359	10,228
	Progressive Corp.	3.700%	3/15/52	16,210	12,774
	Prospect Capital Corp.	3.706%	1/22/26	10,000	8,857
[3]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,840
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,689
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,756
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	4,905
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,600
[3]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,362
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	8,818
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,506
[3]	Prudential Financial Inc.	4.600%	5/15/44	5,600	4,940
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,737
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,376
	Prudential Financial Inc.	3.905%	12/7/47	26,333	21,026
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	212
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,882
	Prudential Financial Inc.	3.935%	12/7/49	14,404	11,475
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	5,876
[3]	Prudential Financial Inc.	3.700%	3/13/51	8,700	6,678
	Prudential Financial Inc.	5.125%	3/1/52	10,900	9,804
	Prudential Financial Inc.	6.750%	3/1/53	3,865	3,892
	Prudential Funding Asia plc	3.125%	4/14/30	13,340	11,799
	Prudential Funding Asia plc	3.625%	3/24/32	2,000	1,781
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,291
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	10,424
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	9,835
[3]	Regions Bank	6.450%	6/26/37	1,514	1,494
	Regions Financial Corp.	2.250%	5/18/25	8,100	7,506
	Regions Financial Corp.	1.800%	8/12/28	4,000	3,257
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,563
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,416
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,603
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,693
	Reinsurance Group of America Inc.	6.000%	9/15/33	4,300	4,330
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,413
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,276
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	907
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	7,174	7,026
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	7,555
	Royal Bank of Canada	0.650%	7/29/24	10,000	9,468
[3]	Royal Bank of Canada	0.750%	10/7/24	8,800	8,262
[3]	Royal Bank of Canada	5.660%	10/25/24	10,000	9,998
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	33,412
[3]	Royal Bank of Canada	1.600%	1/21/25	3,500	3,291
	Royal Bank of Canada	3.375%	4/14/25	26,610	25,633
[3]	Royal Bank of Canada	4.950%	4/25/25	16,365	16,168
[3]	Royal Bank of Canada	1.150%	6/10/25	18,645	17,201
[3]	Royal Bank of Canada	4.875%	1/12/26	10,400	10,281
[3]	Royal Bank of Canada	0.875%	1/20/26	12,800	11,452
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,232
	Royal Bank of Canada	1.200%	4/27/26	10,000	8,919
[3]	Royal Bank of Canada	1.400%	11/2/26	7,700	6,791
[3]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,392
	Royal Bank of Canada	3.625%	5/4/27	27,851	26,355
[3]	Royal Bank of Canada	4.240%	8/3/27	5,000	4,829
[3]	Royal Bank of Canada	6.000%	11/1/27	22,150	22,724
[3]	Royal Bank of Canada	4.900%	1/12/28	16,895	16,663
[3]	Royal Bank of Canada	2.300%	11/3/31	38,500	31,238
	Royal Bank of Canada	3.875%	5/4/32	6,865	6,291
[3]	Royal Bank of Canada	5.000%	2/1/33	29,695	29,106
[3]	Royal Bank of Canada	5.000%	5/2/33	10,600	10,341
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	17,969
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	30,922
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	39,660
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	6.499%	3/9/29	7,900	7,822
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	8,904
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,022
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	11,148
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,601
	Santander UK Group Holdings plc	6.534%	1/10/29	20,650	20,803
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,481
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,522
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,704
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	623
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,673
[7]	Standard Chartered plc	4.644%	4/1/31	2,000	1,861
	State Street Corp.	3.700%	11/20/23	373	370
	State Street Corp.	3.300%	12/16/24	5,000	4,833
	State Street Corp.	3.550%	8/18/25	24,325	23,524
[3]	State Street Corp.	2.354%	11/1/25	15,115	14,426
	State Street Corp.	2.901%	3/30/26	2,000	1,911
	State Street Corp.	5.104%	5/18/26	15,000	14,893
	State Street Corp.	2.650%	5/19/26	14,355	13,454
	State Street Corp.	5.751%	11/4/26	10,000	10,051
	State Street Corp.	5.820%	11/4/28	10,000	10,263
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,139
	State Street Corp.	2.400%	1/24/30	16,130	13,920
	State Street Corp.	2.200%	3/3/31	5,000	4,062
	State Street Corp.	4.164%	8/4/33	10,000	9,278
	State Street Corp.	4.821%	1/26/34	9,630	9,352
	State Street Corp.	5.159%	5/18/34	10,000	9,942
[3]	State Street Corp.	3.031%	11/1/34	4,850	4,129
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,212
	Stifel Financial Corp.	4.250%	7/18/24	9,738	9,524
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,170
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,493
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,428	40,088
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	32,060	30,727
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,920	5,613
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,435	9,590
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,577	15,683
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,135	17,322
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	16,468
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	12,370	10,877
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,199
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,876
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	23,764
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,001
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	3,800	3,815
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,291
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,198
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	19,275	16,213
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,384
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	22,220
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	12,604
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	11,616

48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	13,620	13,791
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	6,855
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	15,930
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,765	7,770
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	1,120	871
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,190
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	17,775	18,279
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,334
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,087
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,162
[3]	Synchrony Bank	5.400%	8/22/25	7,065	6,755
	Synchrony Bank	5.625%	8/23/27	5,000	4,697
	Synchrony Financial	4.250%	8/15/24	2,350	2,263
	Synchrony Financial	4.875%	6/13/25	8,000	7,608
	Synchrony Financial	4.500%	7/23/25	18,295	17,290
	Synchrony Financial	3.700%	8/4/26	4,325	3,868
	Synchrony Financial	3.950%	12/1/27	7,065	6,154
	Synchrony Financial	5.150%	3/19/29	10,630	9,628
	Synovus Bank	5.625%	2/15/28	4,200	3,786
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	19,556
[3]	Toronto-Dominion Bank	4.285%	9/13/24	13,100	12,870
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	1,881
[3]	Toronto-Dominion Bank	1.450%	1/10/25	7,050	6,636
	Toronto-Dominion Bank	3.766%	6/6/25	5,300	5,142
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	11,056
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,241
[3]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	7,456
	Toronto-Dominion Bank	5.103%	1/9/26	10,300	10,263
[3]	Toronto-Dominion Bank	1.200%	6/3/26	13,675	12,160
[3]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,188
[3]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	7,648
[3]	Toronto-Dominion Bank	2.800%	3/10/27	20,000	18,320
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,260
[3]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	12,826
	Toronto-Dominion Bank	5.156%	1/10/28	13,340	13,247
[3]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	7,927
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	5,895
[3]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	4,912
[3]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,482
	Toronto-Dominion Bank	4.456%	6/8/32	24,800	23,560
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,130
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,279
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	9,278
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,525
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,878
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,085
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	9,782
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	8,373
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,431
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,689
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	7,061
	Travelers Cos. Inc.	5.450%	5/25/53	7,617	7,972
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	590
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,546
[3]	Truist Bank	2.150%	12/6/24	10,310	9,728
[3]	Truist Bank	1.500%	3/10/25	400	369
[3]	Truist Bank	3.625%	9/16/25	9,909	9,254
[3]	Truist Bank	4.050%	11/3/25	14,588	13,970
[3]	Truist Bank	3.300%	5/15/26	8,024	7,355
[3]	Truist Bank	3.800%	10/30/26	3,450	3,150
[3]	Truist Bank	2.636%	9/17/29	250	231
[3]	Truist Bank	2.250%	3/11/30	23,944	19,040
[3]	Truist Financial Corp.	2.500%	8/1/24	12,525	12,079
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	18,755
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Truist Financial Corp.	4.000%	5/1/25	9,092	8,797
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	14,477
[3]	Truist Financial Corp.	1.200%	8/5/25	3,251	2,947
[3]	Truist Financial Corp.	5.900%	10/28/26	10,000	9,907
[3]	Truist Financial Corp.	1.267%	3/2/27	12,105	10,684
[3]	Truist Financial Corp.	6.047%	6/8/27	28,925	28,940
[3]	Truist Financial Corp.	1.125%	8/3/27	19,085	16,097
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	5,918
[3]	Truist Financial Corp.	1.887%	6/7/29	2,425	2,017
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,282
[3]	Truist Financial Corp.	4.916%	7/28/33	8,000	7,306
[3]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,157
[3]	Truist Financial Corp.	5.122%	1/26/34	36,225	34,312
[3]	Truist Financial Corp.	5.867%	6/8/34	7,000	7,006
	UBS Group AG	3.750%	3/26/25	32,302	30,926
	UBS Group AG	4.550%	4/17/26	27,406	26,335
[7]	UBS Group AG	4.282%	1/9/28	5,700	5,261
[7]	UBS Group AG	4.194%	4/1/31	16,143	14,340
	UBS Group AG	4.875%	5/15/45	14,580	12,599
	Unum Group	4.000%	6/15/29	2,000	1,840
	Unum Group	5.750%	8/15/42	6,443	6,070
	Unum Group	4.500%	12/15/49	4,839	3,711
	Unum Group	4.125%	6/15/51	7,000	5,153
	US Bancorp	2.400%	7/30/24	13,750	13,265
[3]	US Bancorp	3.600%	9/11/24	2,490	2,418
	US Bancorp	1.450%	5/12/25	8,400	7,847
[3]	US Bancorp	3.950%	11/17/25	17,746	17,071
[3]	US Bancorp	3.100%	4/27/26	10,160	9,483
[3]	US Bancorp	2.375%	7/22/26	17,025	15,568
	US Bancorp	5.727%	10/21/26	5,090	5,107
[3]	US Bancorp	3.150%	4/27/27	21,140	19,580
[3]	US Bancorp	3.900%	4/26/28	4,475	4,220
[3]	US Bancorp	4.548%	7/22/28	24,015	22,992
	US Bancorp	4.653%	2/1/29	20,000	19,116
	US Bancorp	5.775%	6/12/29	10,000	9,996
[3]	US Bancorp	3.000%	7/30/29	9,425	7,988
[3]	US Bancorp	1.375%	7/22/30	8,575	6,563
[3]	US Bancorp	2.677%	1/27/33	5,000	4,009
[3]	US Bancorp	4.967%	7/22/33	10,550	9,566
	US Bancorp	5.850%	10/21/33	27,060	27,182
	US Bancorp	4.839%	2/1/34	39,180	36,688
	US Bancorp	5.836%	6/12/34	8,000	8,050
[3]	US Bank NA	2.050%	1/21/25	8,000	7,545
[3]	US Bank NA	2.800%	1/27/25	23,016	21,968
	Visa Inc.	3.150%	12/14/25	52,946	50,745
	Visa Inc.	1.900%	4/15/27	15,925	14,513
	Visa Inc.	0.750%	8/15/27	7,500	6,503
	Visa Inc.	2.750%	9/15/27	10,550	9,800
	Visa Inc.	2.050%	4/15/30	19,205	16,470
	Visa Inc.	1.100%	2/15/31	8,200	6,477
	Visa Inc.	4.150%	12/14/35	18,730	17,836
	Visa Inc.	2.700%	4/15/40	11,951	9,170
	Visa Inc.	4.300%	12/14/45	34,660	32,173
	Visa Inc.	3.650%	9/15/47	6,950	5,886
	Visa Inc.	2.000%	8/15/50	16,869	10,352
	Voya Financial Inc.	3.650%	6/15/26	3,050	2,868
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,359
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,595
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	9,693
	W R Berkley Corp.	6.250%	2/15/37	150	154
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,306
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,136
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,691
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,402
	Wachovia Corp.	6.605%	10/1/25	1,150	1,170
	Wachovia Corp.	7.500%	4/15/35	1,990	2,253
	Wachovia Corp.	5.500%	8/1/35	5,725	5,608
	Wachovia Corp.	6.550%	10/15/35	250	264
[3]	Wells Fargo & Co.	3.000%	2/19/25	12,000	11,525
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	12,157
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	53,499
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	38,178
	Wells Fargo & Co.	3.000%	4/22/26	54,060	50,884

49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	3.908%	4/25/26	31,839	30,778
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,373
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	26,490
[3]	Wells Fargo & Co.	4.540%	8/15/26	60,200	58,852
	Wells Fargo & Co.	3.000%	10/23/26	37,703	35,034
[3]	Wells Fargo & Co.	3.196%	6/17/27	15,000	14,092
[3]	Wells Fargo & Co.	4.300%	7/22/27	10,721	10,291
[3]	Wells Fargo & Co.	3.526%	3/24/28	10,000	9,349
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,806	18,455
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	16,480
[3]	Wells Fargo & Co.	4.808%	7/25/28	64,000	62,578
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,563
[3]	Wells Fargo & Co.	2.879%	10/30/30	31,977	27,639
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	7,504
[3]	Wells Fargo & Co.	4.478%	4/4/31	88,460	84,149
[3]	Wells Fargo & Co.	3.350%	3/2/33	29,880	25,573
[3]	Wells Fargo & Co.	4.897%	7/25/33	45,010	43,146
	Wells Fargo & Co.	5.389%	4/24/34	34,190	33,981
[3]	Wells Fargo & Co.	5.950%	12/15/36	2,025	1,998
[3]	Wells Fargo & Co.	3.068%	4/30/41	35,950	26,378
	Wells Fargo & Co.	5.375%	11/2/43	31,354	29,515
	Wells Fargo & Co.	5.606%	1/15/44	17,195	16,500
[3]	Wells Fargo & Co.	4.650%	11/4/44	32,218	27,470
	Wells Fargo & Co.	3.900%	5/1/45	13,742	11,041
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	17,926
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	6,029
[3]	Wells Fargo & Co.	4.750%	12/7/46	26,443	22,493
[3]	Wells Fargo & Co.	5.013%	4/4/51	69,163	64,220
[3]	Wells Fargo & Co.	4.611%	4/25/53	45,755	40,137
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,718
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,434
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,554
	Western Union Co.	2.850%	1/10/25	5,025	4,785
	Western Union Co.	1.350%	3/15/26	6,000	5,313
	Western Union Co.	2.750%	3/15/31	4,000	3,167
	Western Union Co.	6.200%	11/17/36	6,140	6,175
	Western Union Co.	6.200%	6/21/40	1,430	1,435
	Westpac Banking Corp.	5.350%	10/18/24	27,500	27,462
	Westpac Banking Corp.	1.019%	11/18/24	6,000	5,649
	Westpac Banking Corp.	2.350%	2/19/25	6,208	5,913
	Westpac Banking Corp.	2.850%	5/13/26	38,397	36,153
	Westpac Banking Corp.	2.700%	8/19/26	16,621	15,438
	Westpac Banking Corp.	3.350%	3/8/27	30,390	28,670
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,616
	Westpac Banking Corp.	3.400%	1/25/28	150	141
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,059
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,167
[3]	Westpac Banking Corp.	2.894%	2/4/30	31,225	29,188
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	19,889
	Westpac Banking Corp.	4.110%	7/24/34	9,021	7,870
	Westpac Banking Corp.	2.668%	11/15/35	20,000	15,325
	Westpac Banking Corp.	3.020%	11/18/36	8,010	6,130
	Westpac Banking Corp.	4.421%	7/24/39	125	103
	Westpac Banking Corp.	2.963%	11/16/40	23,750	15,921
	Westpac Banking Corp.	3.133%	11/18/41	10,000	6,779
	Willis North America Inc.	4.650%	6/15/27	7,606	7,393
	Willis North America Inc.	4.500%	9/15/28	5,800	5,530
	Willis North America Inc.	2.950%	9/15/29	4,753	4,097
	Willis North America Inc.	5.350%	5/15/33	7,825	7,634
	Willis North America Inc.	5.050%	9/15/48	5,093	4,372
	Willis North America Inc.	3.875%	9/15/49	8,925	6,492
	XL Group Ltd.	5.250%	12/15/43	4,850	4,764
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,268
					19,154,662
Health Care (3.0%)
	Abbott Laboratories	2.950%	3/15/25	13,868	13,425
	Abbott Laboratories	3.875%	9/15/25	12,146	11,869
	Abbott Laboratories	3.750%	11/30/26	20,486	19,985
	Abbott Laboratories	1.150%	1/30/28	6,500	5,626
	Abbott Laboratories	1.400%	6/30/30	4,000	3,291
	Abbott Laboratories	4.750%	11/30/36	12,210	12,250
	Abbott Laboratories	6.150%	11/30/37	3,830	4,281
	Abbott Laboratories	6.000%	4/1/39	950	1,060
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	5.300%	5/27/40	1,951	2,041
	Abbott Laboratories	4.750%	4/15/43	9,425	9,253
	Abbott Laboratories	4.900%	11/30/46	44,682	45,042
	AbbVie Inc.	2.600%	11/21/24	31,465	30,191
	AbbVie Inc.	3.800%	3/15/25	33,973	33,042
	AbbVie Inc.	3.600%	5/14/25	34,698	33,549
	AbbVie Inc.	3.200%	5/14/26	17,230	16,331
	AbbVie Inc.	2.950%	11/21/26	47,215	44,123
	AbbVie Inc.	4.250%	11/14/28	18,784	18,226
	AbbVie Inc.	3.200%	11/21/29	57,093	51,598
	AbbVie Inc.	4.550%	3/15/35	15,987	15,219
	AbbVie Inc.	4.500%	5/14/35	22,503	21,357
	AbbVie Inc.	4.300%	5/14/36	16,275	14,965
	AbbVie Inc.	4.050%	11/21/39	66,357	57,755
	AbbVie Inc.	4.625%	10/1/42	4,810	4,345
	AbbVie Inc.	4.400%	11/6/42	21,693	19,422
	AbbVie Inc.	4.850%	6/15/44	11,816	11,007
	AbbVie Inc.	4.750%	3/15/45	4,083	3,739
	AbbVie Inc.	4.700%	5/14/45	17,195	15,676
	AbbVie Inc.	4.450%	5/14/46	39,181	34,515
	AbbVie Inc.	4.875%	11/14/48	15,041	14,189
	AbbVie Inc.	4.250%	11/21/49	62,854	54,159
	Adventist Health System	2.952%	3/1/29	4,420	3,847
	Adventist Health System	5.430%	3/1/32	3,000	2,976
	Adventist Health System	3.630%	3/1/49	5,495	4,040
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,198
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	649
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	3,566
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,461
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,138
	Aetna Inc.	3.500%	11/15/24	6,500	6,307
	Aetna Inc.	6.625%	6/15/36	5,400	5,945
	Aetna Inc.	6.750%	12/15/37	5,500	6,074
	Aetna Inc.	4.500%	5/15/42	4,325	3,709
	Aetna Inc.	4.125%	11/15/42	10,363	8,533
	Aetna Inc.	4.750%	3/15/44	3,520	3,124
	Aetna Inc.	3.875%	8/15/47	19,727	15,395
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,208
	Agilent Technologies Inc.	2.750%	9/15/29	2,000	1,745
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,607
	Agilent Technologies Inc.	2.300%	3/12/31	13,000	10,633
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,385
[3]	AHS Hospital Corp.	2.780%	7/1/51	5,000	3,285
[3]	Allina Health System	3.887%	4/15/49	3,750	3,012
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,503
	AmerisourceBergen Corp.	3.450%	12/15/27	11,525	10,789
	AmerisourceBergen Corp.	2.800%	5/15/30	7,250	6,291
	AmerisourceBergen Corp.	2.700%	3/15/31	10,700	9,122
	AmerisourceBergen Corp.	4.250%	3/1/45	5,132	4,252
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	6,544
	Amgen Inc.	1.900%	2/21/25	6,855	6,464
	Amgen Inc.	5.250%	3/2/25	20,905	20,802
	Amgen Inc.	3.125%	5/1/25	3,100	2,971
	Amgen Inc.	5.507%	3/2/26	18,925	18,879
	Amgen Inc.	2.600%	8/19/26	21,425	19,840
	Amgen Inc.	2.200%	2/21/27	16,307	14,816
	Amgen Inc.	3.200%	11/2/27	4,430	4,141
	Amgen Inc.	5.150%	3/2/28	21,760	21,731
	Amgen Inc.	1.650%	8/15/28	16,000	13,688
	Amgen Inc.	4.050%	8/18/29	12,700	12,024
	Amgen Inc.	2.450%	2/21/30	10,955	9,376
	Amgen Inc.	5.250%	3/2/30	26,210	26,281
	Amgen Inc.	2.300%	2/25/31	41,172	34,213
	Amgen Inc.	2.000%	1/15/32	5,975	4,749
	Amgen Inc.	3.350%	2/22/32	11,000	9,693
	Amgen Inc.	5.250%	3/2/33	76,440	76,517
	Amgen Inc.	3.150%	2/21/40	29,724	22,737
	Amgen Inc.	2.800%	8/15/41	31,355	22,190
	Amgen Inc.	4.950%	10/1/41	12,860	11,952

50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.150%	11/15/41	3,478	3,364
	Amgen Inc.	5.600%	3/2/43	20,335	20,383
	Amgen Inc.	4.400%	5/1/45	28,205	24,430
	Amgen Inc.	4.563%	6/15/48	5,023	4,457
	Amgen Inc.	3.375%	2/21/50	29,625	21,733
	Amgen Inc.	4.663%	6/15/51	41,193	36,903
	Amgen Inc.	3.000%	1/15/52	11,994	8,006
	Amgen Inc.	4.200%	2/22/52	29,500	24,443
	Amgen Inc.	4.875%	3/1/53	9,500	8,735
	Amgen Inc.	5.650%	3/2/53	70,010	70,976
	Amgen Inc.	2.770%	9/1/53	6,693	4,176
	Amgen Inc.	4.400%	2/22/62	2,436	2,006
	Amgen Inc.	5.750%	3/2/63	30,790	31,295
[3]	Ascension Health	2.532%	11/15/29	13,426	11,542
[3]	Ascension Health	3.106%	11/15/39	9,450	7,379
	Ascension Health	3.945%	11/15/46	8,010	6,732
[3]	Ascension Health	4.847%	11/15/53	6,500	6,378
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,511
	AstraZeneca Finance LLC	4.875%	3/3/28	15,000	14,994
	AstraZeneca Finance LLC	1.750%	5/28/28	17,500	15,165
	AstraZeneca Finance LLC	4.900%	3/3/30	20,000	20,029
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	10,969
	AstraZeneca Finance LLC	4.875%	3/3/33	28,825	29,232
	AstraZeneca plc	3.375%	11/16/25	21,737	20,893
	AstraZeneca plc	0.700%	4/8/26	13,105	11,709
	AstraZeneca plc	4.000%	1/17/29	5,400	5,221
	AstraZeneca plc	1.375%	8/6/30	16,361	13,153
	AstraZeneca plc	6.450%	9/15/37	24,447	28,074
	AstraZeneca plc	4.000%	9/18/42	11,275	10,045
	AstraZeneca plc	4.375%	11/16/45	10,900	10,111
	AstraZeneca plc	4.375%	8/17/48	5,050	4,724
	AstraZeneca plc	2.125%	8/6/50	10,450	6,527
	AstraZeneca plc	3.000%	5/28/51	7,090	5,263
	Banner Health	2.338%	1/1/30	5,000	4,275
	Banner Health	1.897%	1/1/31	1,000	808
	Banner Health	2.907%	1/1/42	3,500	2,558
[3]	Banner Health	3.181%	1/1/50	3,920	2,814
	Banner Health	2.913%	1/1/51	3,150	2,123
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,500	2,102
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	5,250	3,885
	Baxalta Inc.	4.000%	6/23/25	8,678	8,420
	Baxalta Inc.	5.250%	6/23/45	4,188	4,114
	Baxter International Inc.	1.322%	11/29/24	15,700	14,729
	Baxter International Inc.	2.600%	8/15/26	2,789	2,564
	Baxter International Inc.	1.915%	2/1/27	16,400	14,572
	Baxter International Inc.	2.272%	12/1/28	13,000	11,150
	Baxter International Inc.	3.950%	4/1/30	6,025	5,557
	Baxter International Inc.	1.730%	4/1/31	27,375	21,220
	Baxter International Inc.	2.539%	2/1/32	45,000	36,453
	Baxter International Inc.	3.500%	8/15/46	2,725	1,896
	Baxter International Inc.	3.132%	12/1/51	10,495	6,945
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,235
[3]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,641
	Baylor Scott & White Holdings	4.185%	11/15/45	4,355	3,747
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	7,083
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,578
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	19,828
	Becton Dickinson & Co.	4.693%	2/13/28	6,280	6,194
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	8,941
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,102
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,443
	Becton Dickinson & Co.	4.685%	12/15/44	6,065	5,520
	Becton Dickinson & Co.	4.669%	6/6/47	26,645	24,428
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	4,151
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,287
	Biogen Inc.	4.050%	9/15/25	24,320	23,548
	Biogen Inc.	2.250%	5/1/30	18,647	15,581
	Biogen Inc.	3.150%	5/1/50	17,254	11,791
	Biogen Inc.	3.250%	2/15/51	5,119	3,582
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,792
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,473
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,666
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,087
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,725	3,764
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,266
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,344
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,728
	Boston Scientific Corp.	4.550%	3/1/39	6,841	6,346
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,978
	Boston Scientific Corp.	4.700%	3/1/49	11,090	10,425
	Bristol-Myers Squibb Co.	2.900%	7/26/24	61,635	60,014
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	7,723
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	33,043
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	29,070
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	20,955
	Bristol-Myers Squibb Co.	3.400%	7/26/29	22,430	20,812
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,229
	Bristol-Myers Squibb Co.	2.950%	3/15/32	20,000	17,665
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	22,364
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,465
	Bristol-Myers Squibb Co.	4.625%	5/15/44	6,014	5,699
	Bristol-Myers Squibb Co.	4.350%	11/15/47	16,068	14,568
	Bristol-Myers Squibb Co.	4.550%	2/20/48	11,989	11,177
	Bristol-Myers Squibb Co.	4.250%	10/26/49	35,238	31,281
	Bristol-Myers Squibb Co.	2.550%	11/13/50	21,700	14,131
	Bristol-Myers Squibb Co.	3.700%	3/15/52	43,522	35,312
	Bristol-Myers Squibb Co.	3.900%	3/15/62	10,250	8,238
	Cardinal Health Inc.	3.500%	11/15/24	4,000	3,870
	Cardinal Health Inc.	3.750%	9/15/25	1,975	1,903
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,258
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,466
	Cardinal Health Inc.	4.500%	11/15/44	3,275	2,666
	Cardinal Health Inc.	4.900%	9/15/45	4,580	3,990
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	4,004
	Centene Corp.	4.250%	12/15/27	25,739	24,085
	Centene Corp.	2.450%	7/15/28	25,984	22,273
	Centene Corp.	4.625%	12/15/29	34,762	32,029
	Centene Corp.	3.375%	2/15/30	6,260	5,383
	Centene Corp.	3.000%	10/15/30	23,030	19,204
	Centene Corp.	2.500%	3/1/31	26,765	21,342
	Centene Corp.	2.625%	8/1/31	14,075	11,214
	Children's Health System of Texas	2.511%	8/15/50	4,150	2,562
[3]	Children's Hospital	2.928%	7/15/50	4,575	2,989
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,363
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,599
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,149
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,025	1,320
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	4,870
[3]	Cigna Group	3.250%	4/15/25	21,352	20,475
	Cigna Group	4.125%	11/15/25	3,160	3,077
[3]	Cigna Group	4.500%	2/25/26	19,300	18,906
	Cigna Group	1.250%	3/15/26	7,500	6,739
[3]	Cigna Group	3.400%	3/1/27	32,690	30,798
[3]	Cigna Group	7.875%	5/15/27	362	398
	Cigna Group	4.375%	10/15/28	19,071	18,449
	Cigna Group	2.400%	3/15/30	24,363	20,699
	Cigna Group	2.375%	3/15/31	19,410	16,291
	Cigna Group	5.400%	3/15/33	8,760	8,905
	Cigna Group	4.800%	8/15/38	21,555	20,346
	Cigna Group	3.200%	3/15/40	7,600	5,843
[3]	Cigna Group	6.125%	11/15/41	4,534	4,850
[3]	Cigna Group	5.375%	2/15/42	550	533
[3]	Cigna Group	4.800%	7/15/46	14,715	13,503
[3]	Cigna Group	3.875%	10/15/47	18,104	14,358
	Cigna Group	4.900%	12/15/48	21,515	20,011
	Cigna Group	3.400%	3/15/50	32,105	23,459
	Cigna Group	3.400%	3/15/51	15,015	10,954
[3]	City of Hope	5.623%	11/15/43	2,000	1,979
[3]	City of Hope	4.378%	8/15/48	7,375	6,175
	Cleveland Clinic Foundation	4.858%	1/1/14	4,115	3,706
	CommonSpirit Health	2.760%	10/1/24	5,000	4,814
	CommonSpirit Health	1.547%	10/1/25	3,285	2,985

51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	6.073%	11/1/27	4,000	4,072
	CommonSpirit Health	3.347%	10/1/29	7,925	6,976
	CommonSpirit Health	2.782%	10/1/30	3,375	2,841
[3]	CommonSpirit Health	4.350%	11/1/42	4,635	3,973
	CommonSpirit Health	3.817%	10/1/49	6,270	4,783
	CommonSpirit Health	4.187%	10/1/49	14,300	11,691
	CommonSpirit Health	3.910%	10/1/50	4,615	3,569
[3]	Community Health Network Inc.	3.099%	5/1/50	8,250	5,353
[3]	Corewell Health Obligated Group	3.487%	7/15/49	2,855	2,105
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,858
	CVS Health Corp.	3.375%	8/12/24	16,365	15,954
	CVS Health Corp.	3.875%	7/20/25	39,564	38,470
	CVS Health Corp.	2.875%	6/1/26	18,860	17,744
	CVS Health Corp.	3.000%	8/15/26	22,000	20,625
	CVS Health Corp.	3.625%	4/1/27	6,100	5,789
	CVS Health Corp.	1.300%	8/21/27	21,439	18,471
	CVS Health Corp.	4.300%	3/25/28	25,823	24,902
	CVS Health Corp.	5.000%	1/30/29	17,810	17,640
	CVS Health Corp.	3.250%	8/15/29	49,630	44,542
	CVS Health Corp.	5.125%	2/21/30	18,000	17,885
	CVS Health Corp.	3.750%	4/1/30	18,347	16,827
	CVS Health Corp.	1.750%	8/21/30	11,925	9,520
	CVS Health Corp.	5.250%	1/30/31	8,000	7,969
	CVS Health Corp.	1.875%	2/28/31	25,630	20,351
	CVS Health Corp.	2.125%	9/15/31	5,000	4,013
	CVS Health Corp.	5.250%	2/21/33	20,000	19,924
	CVS Health Corp.	5.300%	6/1/33	28,285	28,236
	CVS Health Corp.	4.875%	7/20/35	16,475	15,652
	CVS Health Corp.	4.780%	3/25/38	40,100	36,965
	CVS Health Corp.	6.125%	9/15/39	4,950	5,144
	CVS Health Corp.	4.125%	4/1/40	20,475	17,236
	CVS Health Corp.	2.700%	8/21/40	11,350	7,914
	CVS Health Corp.	5.300%	12/5/43	5,793	5,540
	CVS Health Corp.	5.125%	7/20/45	32,099	29,662
	CVS Health Corp.	5.050%	3/25/48	87,902	81,065
	CVS Health Corp.	4.250%	4/1/50	8,900	7,362
	CVS Health Corp.	5.625%	2/21/53	20,000	19,870
	CVS Health Corp.	5.875%	6/1/53	7,128	7,323
	CVS Health Corp.	6.000%	6/1/63	8,000	8,223
	Danaher Corp.	3.350%	9/15/25	4,300	4,140
	Danaher Corp.	2.600%	10/1/50	13,944	9,388
	Danaher Corp.	2.800%	12/10/51	10,433	7,204
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,454
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,640
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	9,311
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	7,923
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	11,797
	DH Europe Finance II Sarl	3.400%	11/15/49	10,897	8,535
	Dignity Health	3.812%	11/1/24	5,150	4,998
	Dignity Health	4.500%	11/1/42	6,000	5,244
	Dignity Health	5.267%	11/1/64	1,075	997
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,800	4,010
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	4,593
	Elevance Health Inc.	3.500%	8/15/24	15,182	14,797
	Elevance Health Inc.	3.350%	12/1/24	8,272	8,004
	Elevance Health Inc.	2.375%	1/15/25	6,000	5,705
	Elevance Health Inc.	5.350%	10/15/25	1,300	1,297
	Elevance Health Inc.	4.900%	2/8/26	6,885	6,770
	Elevance Health Inc.	3.650%	12/1/27	31,571	29,833
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,093
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,135
	Elevance Health Inc.	2.250%	5/15/30	30,808	25,815
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,123
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,526
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,492
	Elevance Health Inc.	4.750%	2/15/33	9,690	9,421
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,045
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,228
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,325
	Elevance Health Inc.	4.625%	5/15/42	9,815	8,848
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,765
	Elevance Health Inc.	5.100%	1/15/44	11,855	11,224
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,608
	Elevance Health Inc.	4.375%	12/1/47	12,631	11,016
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,609
	Elevance Health Inc.	3.125%	5/15/50	17,675	12,394
	Elevance Health Inc.	3.600%	3/15/51	10,100	7,731
	Elevance Health Inc.	4.550%	5/15/52	8,070	7,190
	Elevance Health Inc.	6.100%	10/15/52	8,881	9,731
	Elevance Health Inc.	5.125%	2/15/53	7,800	7,549
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,360
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,034
	Eli Lilly & Co.	3.375%	3/15/29	4,782	4,500
	Eli Lilly & Co.	4.700%	2/27/33	25,000	25,309
	Eli Lilly & Co.	3.950%	3/15/49	4,628	4,122
	Eli Lilly & Co.	2.250%	5/15/50	14,737	9,622
	Eli Lilly & Co.	4.875%	2/27/53	22,000	22,601
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,771
	Eli Lilly & Co.	2.500%	9/15/60	7,200	4,531
	Eli Lilly & Co.	4.950%	2/27/63	14,750	15,045
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,494
	GE HealthCare Technologies Inc.	5.550%	11/15/24	5,000	4,976
	GE HealthCare Technologies Inc.	5.600%	11/15/25	15,000	15,016
	GE HealthCare Technologies Inc.	5.650%	11/15/27	15,000	15,174
	GE HealthCare Technologies Inc.	5.857%	3/15/30	10,000	10,272
	GE HealthCare Technologies Inc.	5.905%	11/22/32	15,750	16,469
	GE HealthCare Technologies Inc.	6.377%	11/22/52	17,335	19,281
	Gilead Sciences Inc.	0.750%	9/29/23	6,000	5,932
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	3,693
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,147
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	23,568
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	3,886
	Gilead Sciences Inc.	1.650%	10/1/30	8,063	6,584
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	9,068
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,798
	Gilead Sciences Inc.	2.600%	10/1/40	18,937	13,717
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	9,260
	Gilead Sciences Inc.	4.800%	4/1/44	18,456	17,631
	Gilead Sciences Inc.	4.500%	2/1/45	15,075	13,742
	Gilead Sciences Inc.	4.750%	3/1/46	19,369	18,248
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	15,037
	Gilead Sciences Inc.	2.800%	10/1/50	15,327	10,381
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	21,290
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	23,239
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	3,589
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	26,189	29,874
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	3,832
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,456
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,480
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,808
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,857
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,644
	HCA Inc.	5.375%	2/1/25	20,750	20,572
	HCA Inc.	5.250%	4/15/25	18,743	18,502
	HCA Inc.	5.875%	2/15/26	8,500	8,507
	HCA Inc.	5.250%	6/15/26	27,577	27,284
	HCA Inc.	5.375%	9/1/26	10,250	10,166
	HCA Inc.	4.500%	2/15/27	10,413	10,057
[7]	HCA Inc.	3.125%	3/15/27	11,500	10,561
	HCA Inc.	5.200%	6/1/28	10,611	10,551
	HCA Inc.	5.625%	9/1/28	15,111	15,143
	HCA Inc.	5.875%	2/1/29	6,000	6,031
[7]	HCA Inc.	3.375%	3/15/29	4,440	3,942
	HCA Inc.	4.125%	6/15/29	21,024	19,472
	HCA Inc.	3.500%	9/1/30	34,580	30,290
	HCA Inc.	2.375%	7/15/31	15,000	12,000
[7]	HCA Inc.	3.625%	3/15/32	21,540	18,702
	HCA Inc.	5.500%	6/1/33	13,263	13,238
	HCA Inc.	5.125%	6/15/39	9,714	9,013
[7]	HCA Inc.	4.375%	3/15/42	7,500	6,166
	HCA Inc.	5.500%	6/15/47	25,829	24,254
	HCA Inc.	5.250%	6/15/49	9,751	8,817
	HCA Inc.	3.500%	7/15/51	21,072	14,512
[7]	HCA Inc.	4.625%	3/15/52	20,540	16,866

52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.900%	6/1/53	10,611	10,520
	Humana Inc.	3.850%	10/1/24	21,575	21,095
	Humana Inc.	4.500%	4/1/25	4,105	4,036
	Humana Inc.	1.350%	2/3/27	5,745	5,000
	Humana Inc.	3.950%	3/15/27	4,450	4,258
	Humana Inc.	5.750%	3/1/28	6,505	6,630
	Humana Inc.	3.125%	8/15/29	2,600	2,296
	Humana Inc.	4.875%	4/1/30	6,150	6,021
	Humana Inc.	2.150%	2/3/32	12,800	10,100
	Humana Inc.	5.875%	3/1/33	8,955	9,292
	Humana Inc.	4.625%	12/1/42	4,730	4,179
	Humana Inc.	4.950%	10/1/44	6,205	5,677
	Humana Inc.	4.800%	3/15/47	3,120	2,810
	Humana Inc.	3.950%	8/15/49	981	791
	Humana Inc.	5.500%	3/15/53	13,355	13,296
	IHC Health Services Inc.	4.131%	5/15/48	3,500	3,273
	Illumina Inc.	5.800%	12/12/25	3,000	3,007
	Illumina Inc.	5.750%	12/13/27	5,025	5,052
	Illumina Inc.	2.550%	3/23/31	5,000	4,140
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	5,028
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,244
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,556
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,554
[3]	Iowa Health System	3.665%	2/15/50	5,000	3,831
	Johns Hopkins Health System Corp.	3.837%	5/15/46	7,425	6,104
	Johnson & Johnson	2.625%	1/15/25	12,418	12,011
	Johnson & Johnson	0.550%	9/1/25	10,325	9,435
	Johnson & Johnson	2.450%	3/1/26	37,425	35,344
	Johnson & Johnson	2.950%	3/3/27	8,550	8,155
	Johnson & Johnson	0.950%	9/1/27	6,475	5,658
	Johnson & Johnson	2.900%	1/15/28	22,537	21,230
	Johnson & Johnson	6.950%	9/1/29	2,650	3,058
	Johnson & Johnson	1.300%	9/1/30	12,790	10,502
	Johnson & Johnson	4.950%	5/15/33	6,100	6,427
	Johnson & Johnson	4.375%	12/5/33	8,079	8,140
	Johnson & Johnson	3.550%	3/1/36	8,500	7,651
	Johnson & Johnson	3.625%	3/3/37	11,356	10,219
	Johnson & Johnson	5.950%	8/15/37	5,039	5,703
	Johnson & Johnson	3.400%	1/15/38	4,500	3,922
	Johnson & Johnson	5.850%	7/15/38	3,797	4,240
	Johnson & Johnson	2.100%	9/1/40	28,235	19,897
	Johnson & Johnson	4.500%	9/1/40	5,000	4,948
	Johnson & Johnson	4.850%	5/15/41	825	829
	Johnson & Johnson	4.500%	12/5/43	11,620	11,508
	Johnson & Johnson	3.700%	3/1/46	20,872	18,382
	Johnson & Johnson	3.750%	3/3/47	7,150	6,300
	Johnson & Johnson	3.500%	1/15/48	6,699	5,707
	Johnson & Johnson	2.250%	9/1/50	4,982	3,295
	Johnson & Johnson	2.450%	9/1/60	8,450	5,438
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	13,797
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	9,530	6,995
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,858
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	10,893
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	8,291
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,908
	Koninklijke Philips NV	6.875%	3/11/38	4,600	5,107
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,691
	Laboratory Corp. of America Holdings	3.250%	9/1/24	10,265	9,944
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,347
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	14,693
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,141
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,002
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,599
[3]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	805
[3]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,382
[3]	Mass General Brigham Inc.	4.117%	7/1/55	2,550	2,126
[3]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,480
[3]	Mayo Clinic	3.774%	11/15/43	5,150	4,345
[3]	Mayo Clinic	4.000%	11/15/47	1,875	1,601
[3]	Mayo Clinic	4.128%	11/15/52	1,150	998
[3]	Mayo Clinic	3.196%	11/15/61	7,000	4,749
	McKesson Corp.	0.900%	12/3/25	14,700	13,182
	McKesson Corp.	5.250%	2/15/26	4,000	3,987
	McKesson Corp.	4.900%	7/15/28	1,493	1,486
	McKesson Corp.	5.100%	7/15/33	6,650	6,677
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	3,152
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	2,980
	Medtronic Global Holdings SCA	4.250%	3/30/28	19,415	18,964
	Medtronic Inc.	4.375%	3/15/35	47,569	45,663
	Medtronic Inc.	4.625%	3/15/45	5,242	5,094
	Memorial Health Services	3.447%	11/1/49	5,000	3,707
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	681
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,389
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	11,327
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,449
	Merck & Co. Inc.	2.750%	2/10/25	23,921	23,049
	Merck & Co. Inc.	0.750%	2/24/26	9,970	9,008
	Merck & Co. Inc.	1.700%	6/10/27	20,000	17,911
	Merck & Co. Inc.	4.050%	5/17/28	5,500	5,404
	Merck & Co. Inc.	3.400%	3/7/29	15,470	14,500
	Merck & Co. Inc.	4.300%	5/17/30	7,958	7,787
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,309
	Merck & Co. Inc.	2.150%	12/10/31	16,650	13,804
	Merck & Co. Inc.	4.500%	5/17/33	15,916	15,796
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,494
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,389
	Merck & Co. Inc.	2.350%	6/24/40	8,054	5,769
	Merck & Co. Inc.	3.600%	9/15/42	8,670	7,216
	Merck & Co. Inc.	4.150%	5/18/43	9,489	8,646
	Merck & Co. Inc.	4.900%	5/17/44	7,958	7,970
	Merck & Co. Inc.	3.700%	2/10/45	22,084	18,758
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,871
	Merck & Co. Inc.	2.450%	6/24/50	7,240	4,742
	Merck & Co. Inc.	2.750%	12/10/51	50,230	34,664
	Merck & Co. Inc.	5.000%	5/17/53	15,916	16,115
	Merck & Co. Inc.	2.900%	12/10/61	35,215	23,398
	Merck & Co. Inc.	5.150%	5/17/63	10,611	10,831
[3]	Methodist Hospital	2.705%	12/1/50	4,600	2,992
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,116
	Montefiore Obligated Group	4.287%	9/1/50	810	501
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,650	2,109
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,100	3,933
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	4,245
	MultiCare Health System	2.803%	8/15/50	2,250	1,361
	Mylan Inc.	4.550%	4/15/28	3,538	3,340
	Mylan Inc.	5.400%	11/29/43	4,970	4,159
	Mylan Inc.	5.200%	4/15/48	3,393	2,640
[3]	MyMichigan Health	3.409%	6/1/50	2,875	2,022
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,675
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	7,937
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,854
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,396
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	5,335	3,856
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	6,033
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	6,842
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,155
	Novant Health Inc.	2.637%	11/1/36	7,000	5,274
	Novant Health Inc.	3.168%	11/1/51	11,000	7,891
	Novant Health Inc.	3.318%	11/1/61	8,925	6,172
	Novartis Capital Corp.	3.400%	5/6/24	11,212	11,020
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,182

53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.000%	11/20/25	7,177	6,867
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,241
	Novartis Capital Corp.	3.100%	5/17/27	26,048	24,827
	Novartis Capital Corp.	2.200%	8/14/30	33,485	28,984
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,433
	Novartis Capital Corp.	4.400%	5/6/44	10,218	9,804
	Novartis Capital Corp.	4.000%	11/20/45	14,011	12,654
	Novartis Capital Corp.	2.750%	8/14/50	5,815	4,228
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,015
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	3,228
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,642
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,196
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,320
	Ochsner Clinic Foundation	5.897%	5/15/45	275	277
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,500	2,619
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,780
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,129
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,175
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,821
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,010
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,648
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,941
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,976
	Pfizer Inc.	0.800%	5/28/25	4,700	4,345
	Pfizer Inc.	2.750%	6/3/26	26,608	25,150
	Pfizer Inc.	3.000%	12/15/26	13,225	12,501
	Pfizer Inc.	3.600%	9/15/28	6,025	5,781
	Pfizer Inc.	3.450%	3/15/29	32,537	30,627
	Pfizer Inc.	2.625%	4/1/30	11,105	9,869
	Pfizer Inc.	1.700%	5/28/30	16,843	13,991
	Pfizer Inc.	1.750%	8/18/31	12,500	10,164
	Pfizer Inc.	4.000%	12/15/36	10,550	9,850
	Pfizer Inc.	4.100%	9/15/38	9,275	8,438
	Pfizer Inc.	3.900%	3/15/39	14,060	12,588
	Pfizer Inc.	7.200%	3/15/39	19,540	24,322
	Pfizer Inc.	2.550%	5/28/40	20,500	15,066
	Pfizer Inc.	4.300%	6/15/43	8,010	7,403
	Pfizer Inc.	4.400%	5/15/44	7,075	6,714
	Pfizer Inc.	4.125%	12/15/46	13,900	12,496
	Pfizer Inc.	4.200%	9/15/48	13,152	12,106
	Pfizer Inc.	4.000%	3/15/49	9,060	8,105
	Pfizer Inc.	2.700%	5/28/50	12,275	8,643
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	31,832	31,541
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	31,832	31,443
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	42,443	41,746
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	31,832	31,458
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	53,053	52,875
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	37,500	37,512
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	67,664	70,454
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	46,443	47,001
	Pharmacia LLC	6.600%	12/1/28	5,248	5,656
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,355
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,349
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,589
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,919
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,671
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	13,423	11,304
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	6,200	6,165
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,325
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	5,700	4,489
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,206
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	15,629
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	2,695
	Quest Diagnostics Inc.	2.950%	6/30/30	10,245	9,012
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,921
	Quest Diagnostics Inc.	5.750%	1/30/40	876	862
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,805
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,826
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	13,450
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,421
	Revvity Inc.	0.850%	9/15/24	7,000	6,587
	Revvity Inc.	1.900%	9/15/28	4,025	3,405
	Revvity Inc.	3.300%	9/15/29	8,350	7,468
	Revvity Inc.	2.550%	3/15/31	6,000	4,929
	Revvity Inc.	2.250%	9/15/31	2,000	1,607
	Revvity Inc.	3.625%	3/15/51	3,500	2,531
	Royalty Pharma plc	1.200%	9/2/25	15,375	13,885
	Royalty Pharma plc	1.750%	9/2/27	12,850	11,063
	Royalty Pharma plc	2.200%	9/2/30	10,200	8,205
	Royalty Pharma plc	3.300%	9/2/40	8,175	5,820
	Royalty Pharma plc	3.550%	9/2/50	15,505	10,470
	Royalty Pharma plc	3.350%	9/2/51	10,928	7,049
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	2,645
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	2,882
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	1,745
	Sanofi	3.625%	6/19/28	10,775	10,387
[3]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,333
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	1,930
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	17,491
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,478
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,360
	SSM Health Care Corp.	4.894%	6/1/28	5,550	5,448
[3]	Stanford Health Care	3.795%	11/15/48	5,075	4,176
	Stanford Health Care	3.027%	8/15/51	5,000	3,489
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,719
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	11,849
	Stryker Corp.	3.375%	11/1/25	6,265	5,996
	Stryker Corp.	3.500%	3/15/26	13,747	13,180
	Stryker Corp.	3.650%	3/7/28	5,300	5,040
	Stryker Corp.	1.950%	6/15/30	4,350	3,636
	Stryker Corp.	4.100%	4/1/43	4,225	3,604
	Stryker Corp.	4.375%	5/15/44	7,580	6,656
	Stryker Corp.	4.625%	3/15/46	10,174	9,468
	Stryker Corp.	2.900%	6/15/50	2,314	1,604
[3]	Sutter Health	1.321%	8/15/25	3,035	2,763
[3]	Sutter Health	3.695%	8/15/28	3,025	2,812
[3]	Sutter Health	2.294%	8/15/30	6,325	5,230
	Sutter Health	5.164%	8/15/33	4,200	4,192
[3]	Sutter Health	3.161%	8/15/40	4,125	3,114
[3]	Sutter Health	4.091%	8/15/48	4,400	3,619
[3]	Sutter Health	3.361%	8/15/50	6,275	4,510
	Sutter Health	5.547%	8/15/53	4,100	4,233
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	33,612
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	26,923
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,000	14,342
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	24,425	17,184
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	9,284
	Texas Health Resources	2.328%	11/15/50	3,704	2,189
[3]	Texas Health Resources	4.330%	11/15/55	925	808
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	10,000	9,457
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	4,019
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	6,031
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	5,657
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	28,812
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	2,036
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	18,610
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,465
	Toledo Hospital	5.750%	11/15/38	3,850	3,742
[3]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,771
	Trinity Health Corp.	4.125%	12/1/45	5,120	4,411

54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	4,571
	UnitedHealth Group Inc.	5.000%	10/15/24	16,000	15,946
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	40,012
	UnitedHealth Group Inc.	5.150%	10/15/25	3,000	3,008
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	10,748
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	12,055
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	24,958
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,809
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,469
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,167
	UnitedHealth Group Inc.	5.250%	2/15/28	5,000	5,098
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,190
	UnitedHealth Group Inc.	4.250%	1/15/29	13,297	12,919
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,157
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,508
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	18,624
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	25,047
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	37,101
	UnitedHealth Group Inc.	4.500%	4/15/33	15,000	14,625
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,290
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	2,888
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	5,822
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	16,514
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	14,675
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	7,507
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	4,003
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	10,794
	UnitedHealth Group Inc.	4.625%	11/15/41	8,742	8,211
	UnitedHealth Group Inc.	4.375%	3/15/42	2,775	2,523
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	5,064
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	9,606
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	18,873
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	22,005
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	10,452
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	3,174
	UnitedHealth Group Inc.	4.250%	6/15/48	18,553	16,354
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	4,625
	UnitedHealth Group Inc.	3.700%	8/15/49	11,000	8,856
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	6,692
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	15,893
	UnitedHealth Group Inc.	4.750%	5/15/52	21,005	19,943
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	25,254
	UnitedHealth Group Inc.	5.050%	4/15/53	20,814	20,663
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	11,773
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	8,008
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	12,444
	UnitedHealth Group Inc.	6.050%	2/15/63	20,265	22,908
	UnitedHealth Group Inc.	5.200%	4/15/63	14,400	14,364
	Universal Health Services Inc.	2.650%	10/15/30	8,200	6,694
[3]	UPMC	3.600%	4/3/25	5,000	4,818
	UPMC	5.035%	5/15/33	3,000	2,929
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	18,141
	Utah Acquisition Sub Inc.	5.250%	6/15/46	9,450	7,462
	Viatris Inc.	1.650%	6/22/25	6,500	5,984
	Viatris Inc.	2.300%	6/22/27	14,000	12,235
	Viatris Inc.	2.700%	6/22/30	12,000	9,717
	Viatris Inc.	3.850%	6/22/40	10,100	6,994
	Viatris Inc.	4.000%	6/22/50	17,058	11,284
[3]	WakeMed	3.286%	10/1/52	2,375	1,656
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,573
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,625
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,334
	Wyeth LLC	6.500%	2/1/34	14,080	15,808
	Wyeth LLC	6.000%	2/15/36	6,845	7,448
	Wyeth LLC	5.950%	4/1/37	12,010	13,120
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,464
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,122
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	3,695	3,482
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,610
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,045	13,314
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,241
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,210	5,242
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	4.500%	11/13/25	8,925	8,774
	Zoetis Inc.	3.000%	9/12/27	11,040	10,284
	Zoetis Inc.	3.900%	8/20/28	4,950	4,751
	Zoetis Inc.	2.000%	5/15/30	4,870	4,065
	Zoetis Inc.	5.600%	11/16/32	8,000	8,363
	Zoetis Inc.	4.700%	2/1/43	7,540	7,011
	Zoetis Inc.	3.950%	9/12/47	4,875	4,049
	Zoetis Inc.	4.450%	8/20/48	7,200	6,410
	Zoetis Inc.	3.000%	5/15/50	1,775	1,244
					7,596,998
Industrials (1.9%)
	3M Co.	2.000%	2/14/25	6,425	6,063
	3M Co.	2.650%	4/15/25	21,574	20,533
[3]	3M Co.	2.250%	9/19/26	21,512	19,690
[3]	3M Co.	3.625%	9/14/28	9,136	8,512
[3]	3M Co.	3.375%	3/1/29	8,725	8,006
	3M Co.	2.375%	8/26/29	18,045	15,496
	3M Co.	3.050%	4/15/30	5,000	4,511
[3]	3M Co.	3.875%	6/15/44	1,000	804
[3]	3M Co.	3.125%	9/19/46	11,425	8,036
[3]	3M Co.	3.625%	10/15/47	8,625	6,646
[3]	3M Co.	4.000%	9/14/48	7,550	6,613
	3M Co.	3.250%	8/26/49	13,500	9,802
	3M Co.	3.700%	4/15/50	965	764
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,111
	Allegion plc	3.500%	10/1/29	3,455	3,060
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	1,978
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,868
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,853	7,360
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	702	652
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,176	2,009
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,736	3,356
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,888	4,358
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,988	1,826
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,012	3,586
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,700	2,344
	Amphenol Corp.	2.050%	3/1/25	6,244	5,897
	Amphenol Corp.	4.750%	3/30/26	2,712	2,680
	Amphenol Corp.	4.350%	6/1/29	4,000	3,873
	Amphenol Corp.	2.800%	2/15/30	2,405	2,110
	Amphenol Corp.	2.200%	9/15/31	4,000	3,266
	Boeing Co.	2.850%	10/30/24	4,740	4,559
	Boeing Co.	2.500%	3/1/25	1,672	1,583
	Boeing Co.	4.875%	5/1/25	48,385	47,691
	Boeing Co.	7.250%	6/15/25	325	332
	Boeing Co.	2.750%	2/1/26	6,000	5,589
	Boeing Co.	2.196%	2/4/26	58,600	53,812
	Boeing Co.	3.100%	5/1/26	8,375	7,876
	Boeing Co.	2.250%	6/15/26	7,995	7,266
	Boeing Co.	2.700%	2/1/27	7,965	7,281
	Boeing Co.	2.800%	3/1/27	18,461	16,842
	Boeing Co.	5.040%	5/1/27	20,800	20,563
	Boeing Co.	3.250%	2/1/28	20,758	19,071
	Boeing Co.	3.250%	3/1/28	2,926	2,666
	Boeing Co.	2.950%	2/1/30	16,251	14,139
	Boeing Co.	5.150%	5/1/30	45,745	45,310
	Boeing Co.	3.625%	2/1/31	13,475	12,147
	Boeing Co.	6.125%	2/15/33	5,775	6,025
	Boeing Co.	3.600%	5/1/34	18,041	15,365
	Boeing Co.	3.250%	2/1/35	8,725	7,073
	Boeing Co.	6.625%	2/15/38	1,000	1,066
	Boeing Co.	3.550%	3/1/38	2,322	1,817
	Boeing Co.	3.500%	3/1/39	3,718	2,831
	Boeing Co.	6.875%	3/15/39	5,430	5,962
	Boeing Co.	5.875%	2/15/40	6,105	6,103
	Boeing Co.	5.705%	5/1/40	32,635	32,541

55

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.375%	6/15/46	7,000	4,897
Boeing Co.	3.650%	3/1/47	4,324	3,083
Boeing Co.	3.850%	11/1/48	3,903	2,881
Boeing Co.	3.900%	5/1/49	21,944	16,800
Boeing Co.	3.750%	2/1/50	2,400	1,802
Boeing Co.	5.805%	5/1/50	66,731	66,370
Boeing Co.	3.825%	3/1/59	3,300	2,359
Boeing Co.	3.950%	8/1/59	3,000	2,216
Boeing Co.	5.930%	5/1/60	35,785	35,424
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,256
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,847
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,104
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,296
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,394
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,814
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	9,285
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,518
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	5,343
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,571
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,624
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,395	9,401
Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	8,903
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	7,283
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	17,826
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,797
Burlington Northern Santa Fe LLC	4.150%	4/1/45	14,241	12,394
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	8,118
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,417
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,722
Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	14,889
Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	17,145
Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	7,154
Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	8,456
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,779
Burlington Northern Santa Fe LLC	4.450%	1/15/53	10,537	9,658
Burlington Northern Santa Fe LLC	5.200%	4/15/54	17,845	18,208
Canadian National Railway Co.	2.950%	11/21/24	1,319	1,273
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,696
Canadian National Railway Co.	6.900%	7/15/28	300	327
Canadian National Railway Co.	3.850%	8/5/32	2,000	1,862
Canadian National Railway Co.	6.250%	8/1/34	1,370	1,512
Canadian National Railway Co.	6.200%	6/1/36	5,425	5,973
Canadian National Railway Co.	6.375%	11/15/37	145	162
Canadian National Railway Co.	3.200%	8/2/46	12,400	9,206
Canadian National Railway Co.	3.650%	2/3/48	2,785	2,263
Canadian National Railway Co.	4.450%	1/20/49	860	788
Canadian National Railway Co.	2.450%	5/1/50	16,661	10,643
Canadian National Railway Co.	4.400%	8/5/52	10,050	9,223
Canadian Pacific Railway Co.	1.350%	12/2/24	4,915	4,621
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,399
Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,147
Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,828
Canadian Pacific Railway Co.	2.875%	11/15/29	4,000	3,544
Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,596
Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,617
Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	16,314
Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,830
Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	12,469
Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	10,330
Canadian Pacific Railway Co.	4.300%	5/15/43	4,140	3,632
Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,695
Canadian Pacific Railway Co.	4.950%	8/15/45	10,525	9,857
Canadian Pacific Railway Co.	4.700%	5/1/48	5,730	5,203
Canadian Pacific Railway Co.	3.500%	5/1/50	8,745	6,743
Canadian Pacific Railway Co.	3.100%	12/2/51	29,085	20,645
Canadian Pacific Railway Co.	4.200%	11/15/69	7,136	5,594
Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,406
Carrier Global Corp.	2.242%	2/15/25	17,395	16,465
Carrier Global Corp.	2.493%	2/15/27	11,725	10,695
Carrier Global Corp.	2.722%	2/15/30	32,834	28,297
Carrier Global Corp.	2.700%	2/15/31	4,517	3,821
Carrier Global Corp.	3.377%	4/5/40	21,210	16,270
Carrier Global Corp.	3.577%	4/5/50	29,775	21,997
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	5,300	5,005
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,635
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,135
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	6,100	6,074
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,247
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	7,500	7,280
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	15,356
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,088
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,812
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,318
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,558
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	4,797
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,214
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,375
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,496
	Caterpillar Inc.	2.600%	4/9/30	19,806	17,590
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,423
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,154
	Caterpillar Inc.	5.200%	5/27/41	5,147	5,364
	Caterpillar Inc.	3.803%	8/15/42	11,854	10,390
	Caterpillar Inc.	4.300%	5/15/44	1,030	965
	Caterpillar Inc.	3.250%	9/19/49	16,942	13,326
	Caterpillar Inc.	3.250%	4/9/50	10,100	7,954
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,451
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,003
	CNH Industrial Capital LLC	5.450%	10/14/25	2,145	2,132
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,315
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,213
	CNH Industrial Capital LLC	4.550%	4/10/28	3,835	3,713
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	4,228
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	725	701
	CSX Corp.	3.400%	8/1/24	4,000	3,905
	CSX Corp.	3.350%	11/1/25	5,400	5,166
	CSX Corp.	2.600%	11/1/26	6,400	5,925
	CSX Corp.	3.250%	6/1/27	12,250	11,555
	CSX Corp.	3.800%	3/1/28	18,350	17,523
	CSX Corp.	4.250%	3/15/29	15,539	15,057
	CSX Corp.	2.400%	2/15/30	11,965	10,322
	CSX Corp.	4.100%	11/15/32	19,348	18,308
	CSX Corp.	6.000%	10/1/36	900	949
	CSX Corp.	6.150%	5/1/37	8,600	9,244
	CSX Corp.	6.220%	4/30/40	7,279	7,879
	CSX Corp.	5.500%	4/15/41	5,700	5,777
	CSX Corp.	4.750%	5/30/42	3,290	3,030
	CSX Corp.	4.100%	3/15/44	8,325	7,152
	CSX Corp.	3.800%	11/1/46	5,240	4,240
	CSX Corp.	4.300%	3/1/48	7,325	6,374
	CSX Corp.	4.750%	11/15/48	3,500	3,244
	CSX Corp.	4.500%	3/15/49	16,133	14,427
	CSX Corp.	3.350%	9/15/49	1,000	739
	CSX Corp.	3.800%	4/15/50	2,080	1,653
	CSX Corp.	2.500%	5/15/51	17,500	11,101
	CSX Corp.	4.500%	11/15/52	5,400	4,878
	CSX Corp.	4.500%	8/1/54	1,300	1,154
	CSX Corp.	4.250%	11/1/66	6,625	5,494
	CSX Corp.	4.650%	3/1/68	3,145	2,820
	Cummins Inc.	0.750%	9/1/25	2,500	2,277
	Cummins Inc.	1.500%	9/1/30	5,100	4,131
	Cummins Inc.	4.875%	10/1/43	7,390	6,968
	Cummins Inc.	2.600%	9/1/50	4,050	2,612

56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	2.750%	4/15/25	1,263	1,213
	Deere & Co.	5.375%	10/16/29	6,170	6,368
	Deere & Co.	3.100%	4/15/30	12,838	11,735
	Deere & Co.	3.900%	6/9/42	7,237	6,558
	Deere & Co.	2.875%	9/7/49	2,500	1,882
	Deere & Co.	3.750%	4/15/50	9,226	8,179
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,068
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,565	5,825
	Dover Corp.	3.150%	11/15/25	5,900	5,585
	Dover Corp.	2.950%	11/4/29	2,600	2,286
	Dover Corp.	5.375%	10/15/35	300	306
	Dover Corp.	5.375%	3/1/41	2,220	2,184
	Eaton Corp.	3.103%	9/15/27	7,765	7,284
	Eaton Corp.	4.350%	5/18/28	5,000	4,910
	Eaton Corp.	4.000%	11/2/32	15,729	14,815
	Eaton Corp.	4.150%	3/15/33	27,302	25,934
	Eaton Corp.	4.150%	11/2/42	3,011	2,679
	Eaton Corp.	3.915%	9/15/47	1,950	1,660
	Eaton Corp.	4.700%	8/23/52	10,751	10,312
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,729
	Emerson Electric Co.	0.875%	10/15/26	12,820	11,302
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,466
	Emerson Electric Co.	2.000%	12/21/28	7,800	6,758
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,523
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,111
	Emerson Electric Co.	5.250%	11/15/39	440	448
	Emerson Electric Co.	2.750%	10/15/50	6,175	4,112
	Emerson Electric Co.	2.800%	12/21/51	36,900	25,137
	FedEx Corp.	3.250%	4/1/26	7,759	7,418
	FedEx Corp.	3.400%	2/15/28	5,000	4,656
	FedEx Corp.	3.100%	8/5/29	16,125	14,529
	FedEx Corp.	4.250%	5/15/30	13,550	12,959
	FedEx Corp.	2.400%	5/15/31	6,700	5,559
	FedEx Corp.	4.900%	1/15/34	1,700	1,659
	FedEx Corp.	3.900%	2/1/35	4,100	3,615
	FedEx Corp.	3.250%	5/15/41	6,700	4,998
	FedEx Corp.	3.875%	8/1/42	275	222
	FedEx Corp.	4.100%	4/15/43	2,275	1,856
	FedEx Corp.	5.100%	1/15/44	8,107	7,545
	FedEx Corp.	4.750%	11/15/45	13,900	12,405
	FedEx Corp.	4.550%	4/1/46	16,199	13,926
	FedEx Corp.	4.400%	1/15/47	9,400	7,950
	FedEx Corp.	4.050%	2/15/48	10,500	8,389
	FedEx Corp.	4.950%	10/17/48	9,578	8,778
	FedEx Corp.	5.250%	5/15/50	14,781	14,203
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	18,669	15,261
	Flowserve Corp.	3.500%	10/1/30	3,920	3,354
	Fortive Corp.	3.150%	6/15/26	7,547	7,143
	Fortive Corp.	4.300%	6/15/46	6,250	4,972
	General Dynamics Corp.	2.375%	11/15/24	5,019	4,813
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,046
	General Dynamics Corp.	3.500%	5/15/25	9,993	9,717
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,374
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,645
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,553
	General Dynamics Corp.	3.750%	5/15/28	7,135	6,838
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,302
	General Dynamics Corp.	2.250%	6/1/31	7,500	6,310
	General Dynamics Corp.	4.250%	4/1/40	5,400	4,970
	General Dynamics Corp.	3.600%	11/15/42	537	448
[3]	General Electric Co.	5.875%	1/14/38	24,000	25,805
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,178
	Honeywell International Inc.	4.850%	11/1/24	8,000	7,953
	Honeywell International Inc.	1.350%	6/1/25	16,993	15,871
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,429
	Honeywell International Inc.	1.100%	3/1/27	16,514	14,565
	Honeywell International Inc.	4.950%	2/15/28	5,107	5,179
	Honeywell International Inc.	4.250%	1/15/29	8,000	7,788
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,364
	Honeywell International Inc.	1.950%	6/1/30	8,303	6,984
	Honeywell International Inc.	1.750%	9/1/31	26,000	20,861
	Honeywell International Inc.	5.000%	2/15/33	19,465	19,842
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.500%	1/15/34	20,500	20,049
	Honeywell International Inc.	5.700%	3/15/36	4,705	5,001
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,278
	Honeywell International Inc.	5.375%	3/1/41	11,990	12,406
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,132
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,368
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,228
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,458
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,579
	IDEX Corp.	3.000%	5/1/30	2,995	2,632
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	13,629
	Illinois Tool Works Inc.	4.875%	9/15/41	350	347
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	9,531
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,903	1,868
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,178
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,077	3,712
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,415	7,108
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,000	4,727
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	10,626
[3]	John Deere Capital Corp.	1.250%	1/10/25	13,000	12,262
[3]	John Deere Capital Corp.	5.150%	3/3/25	6,000	6,004
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	10,399
[3]	John Deere Capital Corp.	3.400%	6/6/25	6,880	6,664
[3]	John Deere Capital Corp.	4.950%	6/6/25	3,700	3,692
[3]	John Deere Capital Corp.	4.050%	9/8/25	3,000	2,936
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,685
[3]	John Deere Capital Corp.	4.800%	1/9/26	2,500	2,492
[3]	John Deere Capital Corp.	0.700%	1/15/26	10,000	8,997
[3]	John Deere Capital Corp.	5.050%	3/3/26	6,000	6,019
[3]	John Deere Capital Corp.	4.750%	6/8/26	5,500	5,489
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	3,957
[3]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,214
[3]	John Deere Capital Corp.	2.250%	9/14/26	8,386	7,724
[3]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,303
[3]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,578
[3]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,036
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,499
[3]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,276
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,223
[3]	John Deere Capital Corp.	4.750%	1/20/28	9,000	8,986
[3]	John Deere Capital Corp.	4.900%	3/3/28	20,040	20,168
[3]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,746
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,187
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,001
[3]	John Deere Capital Corp.	4.850%	10/11/29	9,000	9,015
[3]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,358
[3]	John Deere Capital Corp.	4.700%	6/10/30	11,500	11,426
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,345
[3]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,841
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,215
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	3,923
	Johnson Controls International plc	1.750%	9/15/30	9,575	7,733
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,198
	Johnson Controls International plc	4.900%	12/1/32	2,000	1,983
[3]	Johnson Controls International plc	6.000%	1/15/36	954	989
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	7,023
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	1,945
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,799
[3]	Johnson Controls International plc	4.950%	7/2/64	5,758	5,133
	Kennametal Inc.	4.625%	6/15/28	6,620	6,301
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	8,993
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,453

57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,164
	Kirby Corp.	4.200%	3/1/28	9,217	8,619
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	12,212
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,245
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,271
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	4,874
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	15,278
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,216
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,504
	Lennox International Inc.	3.000%	11/15/23	1,000	988
	Lennox International Inc.	1.350%	8/1/25	7,366	6,719
	Lennox International Inc.	1.700%	8/1/27	2,300	1,999
[7]	LKQ Corp.	6.250%	6/15/33	5,000	5,029
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	998
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,099
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,723
	Lockheed Martin Corp.	4.450%	5/15/28	5,500	5,427
	Lockheed Martin Corp.	3.900%	6/15/32	10,230	9,638
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	20,735
	Lockheed Martin Corp.	4.750%	2/15/34	19,100	19,048
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	10,947
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,402
[3]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	12,953
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	3,631
	Lockheed Martin Corp.	4.850%	9/15/41	622	595
	Lockheed Martin Corp.	4.070%	12/15/42	15,965	14,218
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	9,577
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	12,380
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	12,180
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	13,015
	Lockheed Martin Corp.	5.700%	11/15/54	15,060	16,730
	Lockheed Martin Corp.	5.200%	2/15/55	11,168	11,529
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,793
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	19,290
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	12,000	12,030
[3]	Nature Conservancy	3.957%	3/1/52	4,350	3,705
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,392
	Norfolk Southern Corp.	2.900%	6/15/26	250	235
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,474
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,492
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,631
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	11,234
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,162
	Norfolk Southern Corp.	3.000%	3/15/32	6,250	5,381
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,184
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,562
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	5,761
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	8,198
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	935
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,177
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,397
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,839
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	9,720
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,779
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,106
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	4,778
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	11,774
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,520
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	14,494
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	20,901
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,572
	Northrop Grumman Corp.	4.700%	3/15/33	21,000	20,615
	Northrop Grumman Corp.	5.150%	5/1/40	7,330	7,224
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,238
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	9,253
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,306
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	28,209
	Northrop Grumman Corp.	5.250%	5/1/50	395	402
	Northrop Grumman Corp.	4.950%	3/15/53	9,755	9,514
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,610
	nVent Finance Sarl	5.650%	5/15/33	5,500	5,420
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,112
	Oshkosh Corp.	3.100%	3/1/30	600	525
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	8,423
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	18,866
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	36,113
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	11,438
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	6,775
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,370
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	5,821
[3]	PACCAR Financial Corp.	4.450%	3/30/26	4,090	4,059
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	11,255
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,161
	Parker-Hannifin Corp.	4.250%	9/15/27	12,261	11,894
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	6,256
	Parker-Hannifin Corp.	4.500%	9/15/29	10,000	9,723
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,220
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,348
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,346
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,955
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	8,071
	Precision Castparts Corp.	3.250%	6/15/25	9,300	8,983
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,670
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,139
	Raytheon Technologies Corp.	3.950%	8/16/25	10,518	10,305
	Raytheon Technologies Corp.	5.000%	2/27/26	2,000	1,998
	Raytheon Technologies Corp.	3.500%	3/15/27	25,665	24,409
	Raytheon Technologies Corp.	3.125%	5/4/27	15,919	14,899
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,091
	Raytheon Technologies Corp.	4.125%	11/16/28	44,383	42,747
	Raytheon Technologies Corp.	2.250%	7/1/30	11,625	9,820
	Raytheon Technologies Corp.	1.900%	9/1/31	10,600	8,471
	Raytheon Technologies Corp.	2.375%	3/15/32	5,680	4,659
	Raytheon Technologies Corp.	5.150%	2/27/33	23,250	23,561
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	3,287
	Raytheon Technologies Corp.	6.050%	6/1/36	7,390	7,931
	Raytheon Technologies Corp.	6.125%	7/15/38	4,375	4,714
	Raytheon Technologies Corp.	4.450%	11/16/38	10,481	9,666
	Raytheon Technologies Corp.	4.875%	10/15/40	450	429
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	6,568
	Raytheon Technologies Corp.	4.500%	6/1/42	37,798	34,819
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,166
	Raytheon Technologies Corp.	4.150%	5/15/45	8,650	7,375
	Raytheon Technologies Corp.	3.750%	11/1/46	9,752	7,861
	Raytheon Technologies Corp.	4.350%	4/15/47	10,625	9,439
	Raytheon Technologies Corp.	4.050%	5/4/47	15,950	13,556
	Raytheon Technologies Corp.	3.125%	7/1/50	11,400	8,271
	Raytheon Technologies Corp.	2.820%	9/1/51	9,825	6,598
	Raytheon Technologies Corp.	3.030%	3/15/52	18,600	13,078
	Raytheon Technologies Corp.	5.375%	2/27/53	30,750	31,933
[7]	Regal Rexnord Corp.	6.050%	2/15/26	4,500	4,509
[7]	Regal Rexnord Corp.	6.050%	4/15/28	13,000	12,917
[7]	Regal Rexnord Corp.	6.300%	2/15/30	11,450	11,419
[7]	Regal Rexnord Corp.	6.400%	4/15/33	13,015	12,991
	Republic Services Inc.	2.500%	8/15/24	4,500	4,342
	Republic Services Inc.	3.200%	3/15/25	7,059	6,792
	Republic Services Inc.	0.875%	11/15/25	5,000	4,500
	Republic Services Inc.	2.900%	7/1/26	12,225	11,514
	Republic Services Inc.	3.375%	11/15/27	75	71
	Republic Services Inc.	4.875%	4/1/29	2,000	1,997
	Republic Services Inc.	2.300%	3/1/30	9,075	7,761
	Republic Services Inc.	1.450%	2/15/31	18,500	14,530
	Republic Services Inc.	1.750%	2/15/32	13,925	10,926
	Republic Services Inc.	5.000%	4/1/34	13,300	13,258
	Republic Services Inc.	6.200%	3/1/40	3,790	4,125
	Republic Services Inc.	3.050%	3/1/50	3,917	2,800
	Rockwell Automation Inc.	3.500%	3/1/29	3,088	2,907
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,089
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	4,607
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,241
[3]	Ryder System Inc.	2.500%	9/1/24	4,375	4,202
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	4,940
[3]	Ryder System Inc.	1.750%	9/1/26	2,175	1,938
[3]	Ryder System Inc.	2.900%	12/1/26	11,185	10,236
[3]	Ryder System Inc.	2.850%	3/1/27	1,230	1,124
[3]	Ryder System Inc.	5.650%	3/1/28	5,300	5,313

58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ryder System Inc.	5.250%	6/1/28	8,160	8,069
	Southwest Airlines Co.	5.250%	5/4/25	21,300	21,101
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,193
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,484
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,443
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,110
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,527	1,397
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,445
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	7,851
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	12,955
	Textron Inc.	3.875%	3/1/25	7,665	7,443
	Textron Inc.	4.000%	3/15/26	6,200	5,986
	Textron Inc.	3.650%	3/15/27	18,682	17,525
	Textron Inc.	3.375%	3/1/28	5,500	5,017
	Textron Inc.	2.450%	3/15/31	3,145	2,592
	Timken Co.	3.875%	9/1/24	1,000	977
	Timken Co.	4.500%	12/15/28	7,320	6,971
	Timken Co.	4.125%	4/1/32	3,628	3,262
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,000	6,071
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,519
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	732
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,507
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	9,318
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,170	3,025
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	12,915	12,167
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	2,719
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	3,080
	Trimble Inc.	4.750%	12/1/24	3,826	3,758
	Trimble Inc.	4.900%	6/15/28	4,000	3,908
	Triton Container International Ltd.	3.250%	3/15/32	6,300	4,948
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,390
	Tyco Electronics Group SA	4.500%	2/13/26	10,000	9,854
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	2,991
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,759
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,042
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,277
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,071
	Union Pacific Corp.	3.750%	7/15/25	10,950	10,634
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,476
	Union Pacific Corp.	2.750%	3/1/26	7,208	6,819
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,185
	Union Pacific Corp.	3.000%	4/15/27	19,123	17,992
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,845
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,777
	Union Pacific Corp.	2.400%	2/5/30	4,655	4,053
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,115
	Union Pacific Corp.	2.800%	2/14/32	12,427	10,722
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,763
	Union Pacific Corp.	2.891%	4/6/36	18,429	14,688
	Union Pacific Corp.	3.600%	9/15/37	4,044	3,453
	Union Pacific Corp.	3.200%	5/20/41	20,468	16,074
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,360
	Union Pacific Corp.	3.350%	8/15/46	6,900	5,134
	Union Pacific Corp.	3.250%	2/5/50	20,649	15,422
	Union Pacific Corp.	2.950%	3/10/52	12,000	8,339
	Union Pacific Corp.	4.950%	9/9/52	4,254	4,226
	Union Pacific Corp.	3.500%	2/14/53	18,500	14,308
	Union Pacific Corp.	4.950%	5/15/53	5,000	4,980
	Union Pacific Corp.	3.875%	2/1/55	2,069	1,680
	Union Pacific Corp.	3.950%	8/15/59	5,150	4,185
	Union Pacific Corp.	3.839%	3/20/60	16,132	12,817
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,550
	Union Pacific Corp.	2.973%	9/16/62	17,396	11,357
	Union Pacific Corp.	5.150%	1/20/63	4,047	4,049
	Union Pacific Corp.	4.100%	9/15/67	1,726	1,430
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.750%	2/5/70	3,000	2,270
	Union Pacific Corp.	3.799%	4/6/71	18,654	14,298
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,703
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	164	167
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,518	1,461
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,114	1,993
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,510	1,416
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,774	1,539
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	904	773
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	23,526	23,356
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	16,000	16,302
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,762	2,517
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	16,769	15,119
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,135	2,769
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	255	230
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,250	2,061
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,123	3,486
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,918	6,635
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,349
	United Parcel Service Inc.	3.900%	4/1/25	14,360	14,061
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,509
	United Parcel Service Inc.	3.400%	3/15/29	27,550	26,027
	United Parcel Service Inc.	2.500%	9/1/29	4,450	3,940
	United Parcel Service Inc.	4.450%	4/1/30	2,000	1,992
	United Parcel Service Inc.	4.875%	3/3/33	30,000	30,342
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,688
	United Parcel Service Inc.	5.200%	4/1/40	13,700	14,019
	United Parcel Service Inc.	4.875%	11/15/40	5,002	4,926
	United Parcel Service Inc.	3.625%	10/1/42	6,400	5,316
	United Parcel Service Inc.	3.400%	11/15/46	1,725	1,340
	United Parcel Service Inc.	3.750%	11/15/47	375	314
	United Parcel Service Inc.	4.250%	3/15/49	11,970	10,776
	United Parcel Service Inc.	3.400%	9/1/49	7,485	5,930
	United Parcel Service Inc.	5.300%	4/1/50	7,100	7,459
	United Parcel Service Inc.	5.050%	3/3/53	28,250	28,733
	United Parcel Service of America Inc.	7.620%	4/1/30	500	588
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,218
	Valmont Industries Inc.	5.250%	10/1/54	3,275	2,910
	Vontier Corp.	1.800%	4/1/26	3,500	3,113
	Vontier Corp.	2.400%	4/1/28	5,000	4,174
	Vontier Corp.	2.950%	4/1/31	6,000	4,798
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,158
	Waste Connections Inc.	3.500%	5/1/29	16,870	15,536
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,410
	Waste Connections Inc.	2.200%	1/15/32	12,900	10,431
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,541
	Waste Connections Inc.	3.050%	4/1/50	6,075	4,218
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,416
	Waste Management Inc.	0.750%	11/15/25	8,862	7,995
	Waste Management Inc.	3.150%	11/15/27	2,021	1,897
	Waste Management Inc.	1.150%	3/15/28	5,000	4,259
	Waste Management Inc.	2.000%	6/1/29	2,000	1,711
	Waste Management Inc.	1.500%	3/15/31	17,595	14,001
	Waste Management Inc.	4.150%	4/15/32	10,000	9,526
	Waste Management Inc.	4.625%	2/15/33	15,000	14,690
	Waste Management Inc.	2.950%	6/1/41	6,300	4,675
	Waste Management Inc.	2.500%	11/15/50	8,095	5,185

59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	5,440
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,547
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	10,340
	WW Grainger Inc.	1.850%	2/15/25	4,040	3,835
	WW Grainger Inc.	3.750%	5/15/46	3,707	2,997
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,688
	Xylem Inc.	3.250%	11/1/26	5,950	5,599
	Xylem Inc.	1.950%	1/30/28	8,000	7,021
	Xylem Inc.	2.250%	1/30/31	4,275	3,550
	Xylem Inc.	4.375%	11/1/46	4,480	3,790
					4,704,117
Materials (0.7%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	11,251
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	7,388
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,498
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,150	9,476
	Air Products and Chemicals Inc.	4.800%	3/3/33	3,850	3,882
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	7,866
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	10,404
	Albemarle Corp.	4.650%	6/1/27	5,130	4,999
	Albemarle Corp.	5.050%	6/1/32	5,730	5,550
	Albemarle Corp.	5.450%	12/1/44	3,240	3,066
	Albemarle Corp.	5.650%	6/1/52	5,455	5,206
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,233
	Amcor Finance USA Inc.	5.625%	5/26/33	3,000	2,966
	Amcor Flexibles North America Inc.	4.000%	5/17/25	7,477	7,232
[3]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,214
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	8,591
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,295
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,000	6,997
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,381
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,417
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,712
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,787
	ArcelorMittal SA	6.800%	11/29/32	10,130	10,406
	ArcelorMittal SA	7.000%	10/15/39	7,811	8,181
	ArcelorMittal SA	6.750%	3/1/41	5,695	5,784
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,109
	Barrick North America Finance LLC	5.700%	5/30/41	19,250	19,452
	Barrick North America Finance LLC	5.750%	5/1/43	3,600	3,700
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,435
	Berry Global Inc.	1.570%	1/15/26	21,000	18,953
	Berry Global Inc.	1.650%	1/15/27	8,000	6,916
[7]	Berry Global Inc.	5.500%	4/15/28	5,500	5,427
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,700	10,645
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	103
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,500	10,431
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,500	5,476
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	9,095
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	28,874
	Cabot Corp.	4.000%	7/1/29	2,800	2,597
	Cabot Corp.	5.000%	6/30/32	3,500	3,351
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,498
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,895
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,341
	Celanese US Holdings LLC	5.900%	7/5/24	16,230	16,195
	Celanese US Holdings LLC	6.050%	3/15/25	17,120	17,054
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,465
	Celanese US Holdings LLC	6.165%	7/15/27	19,700	19,659
	Celanese US Holdings LLC	6.330%	7/15/29	7,500	7,464
	Celanese US Holdings LLC	6.379%	7/15/32	11,350	11,421
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,391
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	7,113
	CF Industries Inc.	5.150%	3/15/34	8,500	8,145
	CF Industries Inc.	4.950%	6/1/43	8,000	6,925
	CF Industries Inc.	5.375%	3/15/44	8,000	7,314
	Dow Chemical Co.	4.550%	11/30/25	775	755
	Dow Chemical Co.	4.800%	11/30/28	4,000	3,965
	Dow Chemical Co.	7.375%	11/1/29	5,857	6,520
	Dow Chemical Co.	2.100%	11/15/30	9,383	7,753
	Dow Chemical Co.	6.300%	3/15/33	5,000	5,373
	Dow Chemical Co.	4.250%	10/1/34	7,135	6,496
	Dow Chemical Co.	9.400%	5/15/39	5,766	7,759
	Dow Chemical Co.	5.250%	11/15/41	6,060	5,849
	Dow Chemical Co.	4.375%	11/15/42	17,789	15,059
	Dow Chemical Co.	4.625%	10/1/44	6,019	5,220
	Dow Chemical Co.	5.550%	11/30/48	9,975	9,703
	Dow Chemical Co.	4.800%	5/15/49	7,600	6,679
	Dow Chemical Co.	3.600%	11/15/50	12,100	9,010
	Dow Chemical Co.	6.900%	5/15/53	9,350	10,595
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	13,715
	DuPont de Nemours Inc.	4.725%	11/15/28	24,425	24,042
	DuPont de Nemours Inc.	5.319%	11/15/38	18,553	18,366
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	22,271
	Eagle Materials Inc.	2.500%	7/1/31	5,000	4,084
	Eastman Chemical Co.	3.800%	3/15/25	11,142	10,848
	Eastman Chemical Co.	4.500%	12/1/28	2,989	2,853
	Eastman Chemical Co.	5.750%	3/8/33	5,000	5,000
	Eastman Chemical Co.	4.800%	9/1/42	5,150	4,477
	Eastman Chemical Co.	4.650%	10/15/44	9,426	7,937
	Ecolab Inc.	2.700%	11/1/26	11,972	11,261
	Ecolab Inc.	1.650%	2/1/27	2,000	1,798
	Ecolab Inc.	3.250%	12/1/27	4,225	3,976
	Ecolab Inc.	5.250%	1/15/28	3,400	3,456
	Ecolab Inc.	4.800%	3/24/30	3,500	3,512
	Ecolab Inc.	1.300%	1/30/31	5,500	4,330
	Ecolab Inc.	2.125%	2/1/32	7,000	5,754
	Ecolab Inc.	3.950%	12/1/47	2,000	1,705
	Ecolab Inc.	2.125%	8/15/50	2,500	1,474
	Ecolab Inc.	2.700%	12/15/51	11,000	7,293
	Ecolab Inc.	2.750%	8/18/55	10,602	6,806
	EIDP Inc.	1.700%	7/15/25	9,165	8,523
	EIDP Inc.	4.500%	5/15/26	6,900	6,773
	EIDP Inc.	2.300%	7/15/30	5,000	4,182
	EIDP Inc.	4.800%	5/15/33	6,300	6,167
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	3,687
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,435	7,442
	FMC Corp.	5.150%	5/18/26	2,800	2,758
	FMC Corp.	3.200%	10/1/26	7,590	7,050
	FMC Corp.	3.450%	10/1/29	11,277	9,879
	FMC Corp.	5.650%	5/18/33	5,300	5,181
	FMC Corp.	4.500%	10/1/49	4,000	3,091
	FMC Corp.	6.375%	5/18/53	5,900	5,991
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,000	985
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,693
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	6,854
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	5,001
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,866
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,055
	Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,084
	Freeport-McMoRan Inc.	5.400%	11/14/34	8,000	7,723
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,000	19,580
[7]	Georgia-Pacific LLC	1.750%	9/30/25	12,300	11,292
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	2,609
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,654
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,082
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	1,976
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,491
	Huntsman International LLC	4.500%	5/1/29	6,479	5,932
	Huntsman International LLC	2.950%	6/15/31	4,500	3,598
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,802
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,301

60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	4,495
	International Paper Co.	5.000%	9/15/35	4,094	3,924
	International Paper Co.	6.000%	11/15/41	6,232	6,396
	International Paper Co.	4.800%	6/15/44	15,873	14,035
	International Paper Co.	4.400%	8/15/47	2,800	2,357
	International Paper Co.	4.350%	8/15/48	3,300	2,782
	Kinross Gold Corp.	4.500%	7/15/27	467	447
[5,7]	Kinross Gold Corp.	6.250%	7/15/33	5,000	4,942
	Linde Inc.	4.800%	12/5/24	5,700	5,669
	Linde Inc.	2.650%	2/5/25	3,589	3,441
	Linde Inc.	4.700%	12/5/25	5,400	5,360
	Linde Inc.	3.200%	1/30/26	5,000	4,829
	Linde Inc.	1.100%	8/10/30	5,700	4,537
	Linde Inc.	3.550%	11/7/42	3,800	3,084
	Linde Inc.	2.000%	8/10/50	5,000	2,865
	Lubrizol Corp.	6.500%	10/1/34	420	491
	LYB International Finance BV	5.250%	7/15/43	9,574	8,717
	LYB International Finance BV	4.875%	3/15/44	7,000	6,147
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,352
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,187
	LYB International Finance III LLC	5.625%	5/15/33	5,607	5,608
	LYB International Finance III LLC	3.375%	10/1/40	3,900	2,880
	LYB International Finance III LLC	4.200%	10/15/49	6,460	4,946
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,446
	LYB International Finance III LLC	3.625%	4/1/51	22,018	15,280
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,139
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	8,199
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	2,948
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,036
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,461
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,552
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	4,901
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,614
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,270	7,161
	Mosaic Co.	4.050%	11/15/27	3,260	3,106
	Mosaic Co.	5.450%	11/15/33	5,305	5,173
	Mosaic Co.	4.875%	11/15/41	4,945	4,232
	Mosaic Co.	5.625%	11/15/43	6,400	6,005
	NewMarket Corp.	2.700%	3/18/31	5,000	4,091
	Newmont Corp.	2.800%	10/1/29	15,830	13,643
	Newmont Corp.	2.250%	10/1/30	11,300	9,279
	Newmont Corp.	2.600%	7/15/32	13,600	11,104
[3]	Newmont Corp.	5.875%	4/1/35	1,080	1,105
	Newmont Corp.	6.250%	10/1/39	18,056	19,084
	Newmont Corp.	4.875%	3/15/42	8,739	8,120
	Newmont Corp.	5.450%	6/9/44	5,894	5,791
	Nucor Corp.	3.950%	5/23/25	2,160	2,096
	Nucor Corp.	2.000%	6/1/25	12,204	11,413
	Nucor Corp.	4.300%	5/23/27	2,680	2,606
	Nucor Corp.	3.950%	5/1/28	2,700	2,565
	Nucor Corp.	2.700%	6/1/30	7,200	6,251
	Nucor Corp.	3.125%	4/1/32	6,000	5,194
	Nucor Corp.	6.400%	12/1/37	2,800	3,076
	Nucor Corp.	3.850%	4/1/52	5,000	3,940
	Nucor Corp.	2.979%	12/15/55	16,337	10,461
	Nutrien Ltd.	5.900%	11/7/24	2,600	2,601
	Nutrien Ltd.	3.000%	4/1/25	4,000	3,804
	Nutrien Ltd.	5.950%	11/7/25	2,600	2,616
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,604
	Nutrien Ltd.	4.900%	3/27/28	7,100	6,979
	Nutrien Ltd.	2.950%	5/13/30	13,542	11,788
	Nutrien Ltd.	4.125%	3/15/35	5,525	4,849
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,724
	Nutrien Ltd.	4.900%	6/1/43	6,810	6,099
	Nutrien Ltd.	5.250%	1/15/45	4,308	3,995
	Nutrien Ltd.	5.000%	4/1/49	11,246	10,138
	Nutrien Ltd.	3.950%	5/13/50	6,000	4,603
	Nutrien Ltd.	5.800%	3/27/53	10,641	10,680
	Packaging Corp. of America	3.650%	9/15/24	6,570	6,412
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,447
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,087
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,306
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Packaging Corp. of America	3.050%	10/1/51	7,400	4,901
	PPG Industries Inc.	2.400%	8/15/24	13,920	13,379
	PPG Industries Inc.	1.200%	3/15/26	7,500	6,722
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,274
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,371
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	10,511	8,575
	Rio Tinto Alcan Inc.	6.125%	12/15/33	5,229	5,647
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,131
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	414
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,539
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	12,460
	Rio Tinto Finance USA plc	5.000%	3/9/33	11,900	12,002
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,422
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,467
	Rio Tinto Finance USA plc	5.125%	3/9/53	8,875	8,946
	Rohm & Haas Co.	7.850%	7/15/29	2,637	2,931
	RPM International Inc.	3.750%	3/15/27	5,890	5,529
	RPM International Inc.	4.550%	3/1/29	2,575	2,416
	RPM International Inc.	2.950%	1/15/32	4,000	3,192
	RPM International Inc.	5.250%	6/1/45	3,892	3,459
	RPM International Inc.	4.250%	1/15/48	10,630	8,170
	Sherwin-Williams Co.	4.050%	8/8/24	1,700	1,673
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,210
	Sherwin-Williams Co.	4.250%	8/8/25	1,600	1,566
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	11,283
	Sherwin-Williams Co.	3.450%	6/1/27	14,800	13,959
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	19,456
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,320
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	808
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,359
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	13,467
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	3,975
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	4,754
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,380
	Sonoco Products Co.	2.250%	2/1/27	8,500	7,590
	Sonoco Products Co.	3.125%	5/1/30	6,675	5,822
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,497
	Southern Copper Corp.	7.500%	7/27/35	9,725	11,290
	Southern Copper Corp.	6.750%	4/16/40	10,050	11,084
	Southern Copper Corp.	5.250%	11/8/42	16,445	15,730
	Southern Copper Corp.	5.875%	4/23/45	15,512	15,923
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	8,210
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	2,805
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,733
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	14,765
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	15,631
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	2,994
	Suzano Austria GmbH	2.500%	9/15/28	500	425
	Suzano Austria GmbH	6.000%	1/15/29	18,350	18,254
	Suzano Austria GmbH	5.000%	1/15/30	7,450	6,983
	Suzano Austria GmbH	3.750%	1/15/31	13,400	11,444
[3]	Suzano Austria GmbH	3.125%	1/15/32	15,950	12,782
	Teck Resources Ltd.	3.900%	7/15/30	5,000	4,549
	Teck Resources Ltd.	6.000%	8/15/40	7,344	7,166
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	23,888
	Vale Overseas Ltd.	6.125%	6/12/33	13,050	13,081
	Vale Overseas Ltd.	8.250%	1/17/34	500	582
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,123
	Vale Overseas Ltd.	6.875%	11/10/39	23,215	24,355
	Vale SA	5.625%	9/11/42	6,897	6,641
	Vulcan Materials Co.	4.500%	4/1/25	2,750	2,697
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,585
	Vulcan Materials Co.	3.500%	6/1/30	5,454	4,929
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,467
	Westlake Corp.	3.600%	8/15/26	7,804	7,345
	Westlake Corp.	3.375%	6/15/30	3,000	2,608
	Westlake Corp.	2.875%	8/15/41	3,600	2,401
	Westlake Corp.	5.000%	8/15/46	13,510	11,715
	Westlake Corp.	4.375%	11/15/47	975	770
	Westlake Corp.	3.125%	8/15/51	6,300	3,950
	Westlake Corp.	3.375%	8/15/61	4,700	2,865
	WestRock MWV LLC	8.200%	1/15/30	4,304	4,935
	WestRock MWV LLC	7.950%	2/15/31	3,000	3,411

61

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WRKCo Inc.	3.000%	9/15/24	10,620	10,237
WRKCo Inc.	3.750%	3/15/25	14,789	14,245
WRKCo Inc.	4.650%	3/15/26	10,545	10,239
WRKCo Inc.	3.375%	9/15/27	9,950	9,136
WRKCo Inc.	4.000%	3/15/28	5,375	5,007
WRKCo Inc.	3.900%	6/1/28	2,300	2,145
WRKCo Inc.	4.900%	3/15/29	12,040	11,646
WRKCo Inc.	4.200%	6/1/32	4,550	4,143
WRKCo Inc.	3.000%	6/15/33	4,000	3,260
Yamana Gold Inc.	2.630%	8/15/31	4,000	3,118
				1,881,875
Real Estate (1.0%)
Agree LP	2.000%	6/15/28	7,475	6,226
Agree LP	4.800%	10/1/32	2,700	2,510
Agree LP	2.600%	6/15/33	3,650	2,811
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	16,479
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,089	8,778
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	11,430	10,943
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,761
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,248
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	890
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,391
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,014
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	11,584
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,464
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	17,969
Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,400	3,151
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,125
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,311	6,208
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,309
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	17,000	11,627
American Assets Trust LP	3.375%	2/1/31	4,996	3,913
American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,898
American Homes 4 Rent LP	4.900%	2/15/29	2,980	2,857
American Homes 4 Rent LP	3.625%	4/15/32	8,219	7,120
American Homes 4 Rent LP	3.375%	7/15/51	3,000	1,962
American Tower Corp.	2.950%	1/15/25	2,700	2,582
American Tower Corp.	2.400%	3/15/25	7,485	7,057
American Tower Corp.	4.000%	6/1/25	3,822	3,693
American Tower Corp.	1.300%	9/15/25	4,375	3,965
American Tower Corp.	4.400%	2/15/26	5,000	4,860
American Tower Corp.	1.600%	4/15/26	7,300	6,547
American Tower Corp.	1.450%	9/15/26	6,000	5,285
American Tower Corp.	3.375%	10/15/26	18,670	17,454
American Tower Corp.	3.125%	1/15/27	20,295	18,711
American Tower Corp.	3.650%	3/15/27	6,000	5,623
American Tower Corp.	3.550%	7/15/27	7,860	7,295
American Tower Corp.	3.600%	1/15/28	2,219	2,049
American Tower Corp.	1.500%	1/31/28	8,680	7,293
American Tower Corp.	5.250%	7/15/28	4,000	3,962
American Tower Corp.	3.950%	3/15/29	10,750	9,919
American Tower Corp.	3.800%	8/15/29	13,110	11,985
American Tower Corp.	2.900%	1/15/30	8,090	6,989
American Tower Corp.	2.100%	6/15/30	7,000	5,669
American Tower Corp.	1.875%	10/15/30	7,500	5,930
American Tower Corp.	2.300%	9/15/31	7,000	5,572
American Tower Corp.	4.050%	3/15/32	6,000	5,458
American Tower Corp.	5.550%	7/15/33	31,000	31,223
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.700%	10/15/49	11,082	7,958
	American Tower Corp.	3.100%	6/15/50	8,975	5,876
	American Tower Corp.	2.950%	1/15/51	7,192	4,551
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,374
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,135
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	9,725
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,392
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,008
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,849
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,696
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	9,726
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	1,979
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	16,055
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,478
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	2,134
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	825
	Boston Properties LP	3.200%	1/15/25	15,121	14,342
	Boston Properties LP	3.650%	2/1/26	7,250	6,742
	Boston Properties LP	2.750%	10/1/26	17,059	15,108
	Boston Properties LP	6.750%	12/1/27	19,000	19,208
	Boston Properties LP	4.500%	12/1/28	4,700	4,321
	Boston Properties LP	3.400%	6/21/29	5,940	5,002
	Boston Properties LP	2.900%	3/15/30	10,914	8,819
	Boston Properties LP	3.250%	1/30/31	8,430	6,861
	Boston Properties LP	6.500%	1/15/34	3,920	3,945
	Brandywine Operating Partnership LP	3.950%	11/15/27	17,952	14,243
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	11,912
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	14,209
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	6,646
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	2,861
	Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	4,461
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	16,333
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	3,893
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	1,743
	Camden Property Trust	4.100%	10/15/28	5,475	5,200
	Camden Property Trust	3.150%	7/1/29	10,165	9,018
	Camden Property Trust	2.800%	5/15/30	27,145	23,632
	Camden Property Trust	3.350%	11/1/49	1,550	1,128
	CBRE Services Inc.	4.875%	3/1/26	8,208	7,970
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,011
	CBRE Services Inc.	5.950%	8/15/34	9,000	8,914
	Corporate Office Properties LP	2.250%	3/15/26	1,500	1,324
	Corporate Office Properties LP	2.750%	4/15/31	5,100	3,879
	Corporate Office Properties LP	2.900%	12/1/33	10,650	7,417
	Crown Castle Inc.	3.200%	9/1/24	7,750	7,510
	Crown Castle Inc.	1.350%	7/15/25	4,000	3,662
	Crown Castle Inc.	4.450%	2/15/26	12,670	12,354
	Crown Castle Inc.	3.700%	6/15/26	19,130	18,189
	Crown Castle Inc.	1.050%	7/15/26	10,000	8,773
	Crown Castle Inc.	4.000%	3/1/27	2,275	2,166
	Crown Castle Inc.	2.900%	3/15/27	3,060	2,801
	Crown Castle Inc.	3.650%	9/1/27	10,000	9,348
	Crown Castle Inc.	3.800%	2/15/28	13,200	12,326
	Crown Castle Inc.	4.800%	9/1/28	7,000	6,802
	Crown Castle Inc.	4.300%	2/15/29	5,827	5,486
	Crown Castle Inc.	3.100%	11/15/29	5,175	4,513
	Crown Castle Inc.	3.300%	7/1/30	12,780	11,316
	Crown Castle Inc.	2.250%	1/15/31	12,591	10,272
	Crown Castle Inc.	2.100%	4/1/31	12,000	9,602
	Crown Castle Inc.	2.500%	7/15/31	8,000	6,578
	Crown Castle Inc.	5.100%	5/1/33	10,460	10,291
	Crown Castle Inc.	2.900%	4/1/41	8,500	5,954
	Crown Castle Inc.	4.750%	5/15/47	5,200	4,459
	Crown Castle Inc.	5.200%	2/15/49	7,750	7,166
	Crown Castle Inc.	4.000%	11/15/49	6,000	4,587
	Crown Castle Inc.	4.150%	7/1/50	4,671	3,705
	Crown Castle Inc.	3.250%	1/15/51	7,900	5,403
	CubeSmart LP	4.000%	11/15/25	1,375	1,304
	CubeSmart LP	3.125%	9/1/26	5,425	4,995
	CubeSmart LP	2.250%	12/15/28	7,100	5,994
	CubeSmart LP	4.375%	2/15/29	1,925	1,808
	CubeSmart LP	3.000%	2/15/30	1,850	1,585

62

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CubeSmart LP	2.000%	2/15/31	600	468
CubeSmart LP	2.500%	2/15/32	10,330	8,204
Digital Realty Trust LP	3.700%	8/15/27	5,350	4,938
Digital Realty Trust LP	5.550%	1/15/28	4,100	4,051
Digital Realty Trust LP	4.450%	7/15/28	8,283	7,780
Digital Realty Trust LP	3.600%	7/1/29	18,375	16,354
EPR Properties	4.500%	4/1/25	669	633
EPR Properties	4.500%	6/1/27	5,070	4,555
EPR Properties	3.750%	8/15/29	3,432	2,803
EPR Properties	3.600%	11/15/31	1,000	781
Equinix Inc.	2.625%	11/18/24	13,750	13,149
Equinix Inc.	1.250%	7/15/25	4,000	3,653
Equinix Inc.	1.000%	9/15/25	3,000	2,711
Equinix Inc.	1.450%	5/15/26	3,000	2,682
Equinix Inc.	2.900%	11/18/26	10,000	9,174
Equinix Inc.	1.800%	7/15/27	13,000	11,264
Equinix Inc.	1.550%	3/15/28	3,000	2,516
Equinix Inc.	2.000%	5/15/28	4,000	3,407
Equinix Inc.	3.200%	11/18/29	24,025	21,137
Equinix Inc.	2.150%	7/15/30	12,000	9,710
Equinix Inc.	2.500%	5/15/31	7,950	6,472
Equinix Inc.	3.000%	7/15/50	5,500	3,581
Equinix Inc.	2.950%	9/15/51	5,485	3,482
Equinix Inc.	3.400%	2/15/52	9,000	6,318
ERP Operating LP	3.375%	6/1/25	300	288
ERP Operating LP	2.850%	11/1/26	13,030	12,055
ERP Operating LP	3.500%	3/1/28	7,000	6,490
ERP Operating LP	4.150%	12/1/28	8,100	7,698
ERP Operating LP	3.000%	7/1/29	11,195	9,870
ERP Operating LP	2.500%	2/15/30	10,000	8,519
ERP Operating LP	4.500%	7/1/44	4,700	4,114
ERP Operating LP	4.500%	6/1/45	3,750	3,142
ERP Operating LP	4.000%	8/1/47	2,775	2,173
Essential Properties LP	2.950%	7/15/31	3,900	2,924
Essex Portfolio LP	3.875%	5/1/24	1,575	1,545
Essex Portfolio LP	3.500%	4/1/25	8,950	8,608
Essex Portfolio LP	3.375%	4/15/26	9,915	9,389
Essex Portfolio LP	1.700%	3/1/28	4,000	3,378
Essex Portfolio LP	4.000%	3/1/29	4,965	4,586
Essex Portfolio LP	3.000%	1/15/30	9,630	8,242
Essex Portfolio LP	1.650%	1/15/31	2,500	1,897
Essex Portfolio LP	2.550%	6/15/31	680	549
Essex Portfolio LP	2.650%	3/15/32	7,260	5,845
Essex Portfolio LP	4.500%	3/15/48	6,839	5,596
Essex Portfolio LP	2.650%	9/1/50	5,089	2,871
Extra Space Storage LP	5.700%	4/1/28	6,000	5,996
Extra Space Storage LP	2.550%	6/1/31	4,250	3,441
Extra Space Storage LP	2.350%	3/15/32	15,425	12,072
Federal Realty OP LP	3.250%	7/15/27	4,725	4,284
Federal Realty OP LP	5.375%	5/1/28	4,400	4,328
Federal Realty OP LP	3.200%	6/15/29	3,350	2,901
Federal Realty OP LP	3.500%	6/1/30	2,000	1,744
Federal Realty OP LP	4.500%	12/1/44	6,600	5,178
GLP Capital LP	5.250%	6/1/25	9,354	9,163
GLP Capital LP	5.375%	4/15/26	10,406	10,192
GLP Capital LP	5.750%	6/1/28	4,750	4,640
GLP Capital LP	5.300%	1/15/29	6,225	5,931
GLP Capital LP	4.000%	1/15/30	6,750	5,851
GLP Capital LP	4.000%	1/15/31	5,000	4,323
Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,039
Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,133
Healthcare Realty Holdings LP	3.625%	1/15/28	4,810	4,288
Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	2,896
Healthcare Realty Holdings LP	2.000%	3/15/31	14,900	11,437
Healthpeak OP LLC	3.400%	2/1/25	2,596	2,495
Healthpeak OP LLC	4.000%	6/1/25	388	374
Healthpeak OP LLC	3.250%	7/15/26	5,000	4,661
Healthpeak OP LLC	3.500%	7/15/29	11,270	10,105
Healthpeak OP LLC	3.000%	1/15/30	10,300	8,950
Healthpeak OP LLC	2.875%	1/15/31	5,000	4,222
Healthpeak OP LLC	5.250%	12/15/32	6,700	6,544
Healthpeak OP LLC	6.750%	2/1/41	1,496	1,583
Highwoods Realty LP	3.875%	3/1/27	13,850	12,512
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,628
	Highwoods Realty LP	3.050%	2/15/30	11,000	8,544
	Highwoods Realty LP	2.600%	2/1/31	11,053	8,105
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,083
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,511
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	11,880
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	3,949
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	1,826
	Hudson Pacific Properties LP	5.950%	2/15/28	3,100	2,478
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,064
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	1,634
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,780	3,217
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,326
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,302
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	6,837
	Kilroy Realty LP	3.450%	12/15/24	2,000	1,898
	Kilroy Realty LP	4.375%	10/1/25	800	749
	Kilroy Realty LP	4.750%	12/15/28	2,150	1,905
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,528
	Kilroy Realty LP	3.050%	2/15/30	10,025	7,854
	Kilroy Realty LP	2.500%	11/15/32	3,850	2,696
	Kilroy Realty LP	2.650%	11/15/33	16,850	11,487
	Kimco Realty OP LLC	4.450%	1/15/24	600	592
	Kimco Realty OP LLC	3.300%	2/1/25	3,125	2,990
	Kimco Realty OP LLC	3.850%	6/1/25	900	853
	Kimco Realty OP LLC	2.800%	10/1/26	1,893	1,729
	Kimco Realty OP LLC	1.900%	3/1/28	16,200	13,647
	Kimco Realty OP LLC	2.700%	10/1/30	4,000	3,301
	Kimco Realty OP LLC	2.250%	12/1/31	3,000	2,337
	Kimco Realty OP LLC	3.200%	4/1/32	5,868	4,869
	Kimco Realty OP LLC	4.600%	2/1/33	7,860	7,277
	Kimco Realty OP LLC	4.250%	4/1/45	325	247
	Kimco Realty OP LLC	4.125%	12/1/46	400	297
	Kimco Realty OP LLC	4.450%	9/1/47	3,050	2,470
	Kimco Realty OP LLC	3.700%	10/1/49	6,021	4,288
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,171
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,715
	Life Storage LP	3.500%	7/1/26	9,625	9,048
	Life Storage LP	3.875%	12/15/27	1,000	929
	Life Storage LP	4.000%	6/15/29	1,950	1,765
	Life Storage LP	2.200%	10/15/30	2,500	1,996
	Life Storage LP	2.400%	10/15/31	9,000	7,131
	LXP Industrial Trust	2.700%	9/15/30	2,500	1,996
	LXP Industrial Trust	2.375%	10/1/31	6,000	4,561
	Mid-America Apartments LP	4.000%	11/15/25	75	73
	Mid-America Apartments LP	1.100%	9/15/26	8,897	7,767
	Mid-America Apartments LP	3.600%	6/1/27	11,338	10,725
	Mid-America Apartments LP	3.950%	3/15/29	4,535	4,281
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,563
	Mid-America Apartments LP	1.700%	2/15/31	5,000	3,957
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,557
	National Health Investors Inc.	3.000%	2/1/31	8,500	6,530
	NNN REIT Inc.	4.000%	11/15/25	3,145	2,994
	NNN REIT Inc.	3.600%	12/15/26	2,475	2,302
	NNN REIT Inc.	3.500%	10/15/27	1,050	963
	NNN REIT Inc.	4.300%	10/15/28	2,500	2,332
	NNN REIT Inc.	2.500%	4/15/30	8,375	6,965
	NNN REIT Inc.	4.800%	10/15/48	2,275	1,885
	NNN REIT Inc.	3.100%	4/15/50	8,375	5,142
	NNN REIT Inc.	3.500%	4/15/51	7,200	4,862
	NNN REIT Inc.	3.000%	4/15/52	5,000	3,021
	Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,501
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,049
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	7,866
	Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,637
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	5,890
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	18,241
	Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,351
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	5,576

63

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Physicians Realty LP	4.300%	3/15/27	12,645	11,908
Physicians Realty LP	3.950%	1/15/28	3,000	2,743
Physicians Realty LP	2.625%	11/1/31	10,000	7,780
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,710
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,389
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,022
Prologis LP	3.250%	6/30/26	4,050	3,839
Prologis LP	3.250%	10/1/26	3,825	3,622
Prologis LP	2.125%	4/15/27	8,100	7,306
Prologis LP	4.875%	6/15/28	5,120	5,079
Prologis LP	3.875%	9/15/28	2,500	2,366
Prologis LP	4.000%	9/15/28	2,025	1,943
Prologis LP	4.375%	2/1/29	4,000	3,841
Prologis LP	2.875%	11/15/29	1,000	878
Prologis LP	2.250%	4/15/30	14,009	11,904
Prologis LP	1.750%	7/1/30	9,000	7,240
Prologis LP	1.250%	10/15/30	8,000	6,209
Prologis LP	1.750%	2/1/31	2,000	1,596
Prologis LP	1.625%	3/15/31	8,377	6,622
Prologis LP	2.250%	1/15/32	6,750	5,455
Prologis LP	4.750%	6/15/33	9,700	9,479
Prologis LP	4.375%	9/15/48	3,500	2,992
Prologis LP	3.050%	3/1/50	4,800	3,312
Prologis LP	3.000%	4/15/50	2,089	1,421
Prologis LP	2.125%	10/15/50	11,618	6,531
Prologis LP	5.250%	6/15/53	10,200	10,011
Public Storage	0.875%	2/15/26	2,600	2,332
Public Storage	1.500%	11/9/26	2,000	1,792
Public Storage	3.094%	9/15/27	6,600	6,157
Public Storage	1.850%	5/1/28	7,000	6,083
Public Storage	1.950%	11/9/28	4,996	4,288
Public Storage	3.385%	5/1/29	4,855	4,485
Public Storage	2.300%	5/1/31	7,600	6,335
Public Storage	2.250%	11/9/31	5,000	4,100
Rayonier LP	2.750%	5/17/31	2,000	1,611
Realty Income Corp.	3.875%	7/15/24	1,950	1,907
Realty Income Corp.	3.875%	4/15/25	6,840	6,624
Realty Income Corp.	4.625%	11/1/25	5,883	5,791
Realty Income Corp.	0.750%	3/15/26	3,811	3,350
Realty Income Corp.	4.875%	6/1/26	2,925	2,895
Realty Income Corp.	4.125%	10/15/26	10,420	9,991
Realty Income Corp.	3.000%	1/15/27	5,200	4,804
Realty Income Corp.	3.950%	8/15/27	4,350	4,135
Realty Income Corp.	3.400%	1/15/28	6,000	5,534
Realty Income Corp.	3.650%	1/15/28	7,725	7,211
Realty Income Corp.	2.200%	6/15/28	3,945	3,412
Realty Income Corp.	3.250%	6/15/29	4,053	3,624
Realty Income Corp.	3.100%	12/15/29	16,600	14,548
Realty Income Corp.	3.250%	1/15/31	15,696	13,725
Realty Income Corp.	5.625%	10/13/32	1,150	1,166
Realty Income Corp.	2.850%	12/15/32	7,000	5,706
Realty Income Corp.	1.800%	3/15/33	13,000	9,468
Realty Income Corp.	4.650%	3/15/47	7,155	6,405
Regency Centers LP	3.600%	2/1/27	2,010	1,892
Regency Centers LP	4.125%	3/15/28	1,375	1,284
Regency Centers LP	2.950%	9/15/29	1,500	1,286
Regency Centers LP	3.700%	6/15/30	5,000	4,477
Regency Centers LP	4.400%	2/1/47	5,650	4,548
Regency Centers LP	4.650%	3/15/49	4,225	3,543
Rexford Industrial Realty LP	5.000%	6/15/28	2,600	2,531
Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,372
Rexford Industrial Realty LP	2.150%	9/1/31	4,000	3,119
Sabra Health Care LP	5.125%	8/15/26	12,500	11,801
Sabra Health Care LP	3.900%	10/15/29	8,975	7,340
Safehold GL Holdings LLC	2.800%	6/15/31	2,000	1,554
Safehold GL Holdings LLC	2.850%	1/15/32	9,800	7,517
Simon Property Group LP	2.000%	9/13/24	2,170	2,069
Simon Property Group LP	3.375%	10/1/24	4,212	4,088
Simon Property Group LP	3.500%	9/1/25	8,639	8,283
Simon Property Group LP	3.300%	1/15/26	5,941	5,656
Simon Property Group LP	3.250%	11/30/26	10,986	10,297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	1.375%	1/15/27	2,500	2,192
	Simon Property Group LP	3.375%	6/15/27	17,557	16,320
	Simon Property Group LP	3.375%	12/1/27	4,700	4,351
	Simon Property Group LP	1.750%	2/1/28	10,250	8,785
	Simon Property Group LP	2.450%	9/13/29	22,561	19,044
	Simon Property Group LP	2.650%	7/15/30	11,500	9,787
	Simon Property Group LP	2.200%	2/1/31	6,800	5,460
	Simon Property Group LP	2.250%	1/15/32	8,435	6,593
	Simon Property Group LP	2.650%	2/1/32	7,500	6,099
	Simon Property Group LP	6.750%	2/1/40	7,250	7,887
	Simon Property Group LP	4.750%	3/15/42	1,448	1,266
	Simon Property Group LP	4.250%	10/1/44	2,613	2,090
	Simon Property Group LP	4.250%	11/30/46	4,700	3,720
	Simon Property Group LP	3.250%	9/13/49	9,633	6,468
	Simon Property Group LP	3.800%	7/15/50	10,450	7,731
	Simon Property Group LP	5.850%	3/8/53	7,333	7,288
	SITE Centers Corp.	3.900%	8/15/24	9,955	9,560
	SITE Centers Corp.	3.625%	2/1/25	5,900	5,553
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,597
	SITE Centers Corp.	4.700%	6/1/27	11,350	10,448
	Spirit Realty LP	3.200%	1/15/27	445	401
	Spirit Realty LP	2.100%	3/15/28	5,000	4,203
	Spirit Realty LP	4.000%	7/15/29	2,650	2,347
	Spirit Realty LP	3.200%	2/15/31	4,522	3,698
	Spirit Realty LP	2.700%	2/15/32	4,050	3,094
	STORE Capital Corp.	4.500%	3/15/28	2,195	1,922
	STORE Capital Corp.	4.625%	3/15/29	10,500	8,841
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,082
	Sun Communities Operating LP	4.200%	4/15/32	20,574	17,987
	Sun Communities Operating LP	5.700%	1/15/33	3,100	3,033
	Tanger Properties LP	3.125%	9/1/26	4,710	4,179
	Tanger Properties LP	3.875%	7/15/27	2,600	2,340
	Tanger Properties LP	2.750%	9/1/31	5,000	3,624
[3]	UDR Inc.	2.950%	9/1/26	7,465	6,827
[3]	UDR Inc.	3.500%	7/1/27	5,250	4,909
[3]	UDR Inc.	3.500%	1/15/28	5,075	4,620
	UDR Inc.	3.000%	8/15/31	3,500	2,974
[3]	UDR Inc.	2.100%	8/1/32	1,500	1,141
[3]	UDR Inc.	1.900%	3/15/33	9,940	7,349
[3]	UDR Inc.	2.100%	6/15/33	3,950	2,924
	UDR Inc.	3.100%	11/1/34	3,335	2,662
	Ventas Realty LP	2.650%	1/15/25	3,610	3,400
	Ventas Realty LP	3.500%	2/1/25	8,000	7,662
	Ventas Realty LP	4.125%	1/15/26	1,825	1,745
	Ventas Realty LP	3.250%	10/15/26	9,075	8,319
	Ventas Realty LP	3.850%	4/1/27	2,075	1,942
	Ventas Realty LP	4.000%	3/1/28	12,985	12,063
	Ventas Realty LP	3.000%	1/15/30	3,865	3,309
	Ventas Realty LP	4.750%	11/15/30	765	725
	Ventas Realty LP	5.700%	9/30/43	1,000	937
	Ventas Realty LP	4.375%	2/1/45	5,740	4,611
	Ventas Realty LP	4.875%	4/15/49	1,200	1,023
	VICI Properties LP	4.750%	2/15/28	13,300	12,601
	VICI Properties LP	4.950%	2/15/30	10,000	9,377
	VICI Properties LP	5.125%	5/15/32	13,100	12,246
	VICI Properties LP	5.625%	5/15/52	8,000	7,240
	Vornado Realty LP	3.500%	1/15/25	3,524	3,319
	Vornado Realty LP	2.150%	6/1/26	6,900	5,845
[7]	WEA Finance LLC	3.750%	9/17/24	500	471
	Welltower OP LLC	3.625%	3/15/24	10,990	10,792
	Welltower OP LLC	4.000%	6/1/25	18,665	18,038
	Welltower OP LLC	4.250%	4/1/26	16,567	16,022
	Welltower OP LLC	2.700%	2/15/27	9,262	8,413
	Welltower OP LLC	4.250%	4/15/28	1,525	1,437
	Welltower OP LLC	4.125%	3/15/29	3,145	2,917
	Welltower OP LLC	2.750%	1/15/31	16,750	13,811
	Welltower OP LLC	2.800%	6/1/31	4,800	3,978
	Welltower OP LLC	2.750%	1/15/32	5,175	4,181
	Welltower OP LLC	3.850%	6/15/32	4,200	3,709
	Welltower OP LLC	6.500%	3/15/41	2,000	2,061
	Welltower OP LLC	5.125%	3/15/43	950	813
	Welltower OP LLC	4.950%	9/1/48	4,450	3,976
	Weyerhaeuser Co.	4.750%	5/15/26	3,041	2,987

64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,354
	Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,364
	Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,705
	Weyerhaeuser Co.	3.375%	3/9/33	4,300	3,700
	Weyerhaeuser Co.	4.000%	3/9/52	3,703	2,956
	WP Carey Inc.	4.000%	2/1/25	1,250	1,213
	WP Carey Inc.	4.250%	10/1/26	2,350	2,253
	WP Carey Inc.	3.850%	7/15/29	2,200	1,993
	WP Carey Inc.	2.250%	4/1/33	13,242	9,973
					2,389,047
Technology (2.3%)
	Adobe Inc.	1.900%	2/1/25	4,113	3,906
	Adobe Inc.	3.250%	2/1/25	11,108	10,784
	Adobe Inc.	2.150%	2/1/27	10,800	9,928
	Adobe Inc.	2.300%	2/1/30	13,150	11,537
	Amdocs Ltd.	2.538%	6/15/30	6,100	5,101
	Analog Devices Inc.	2.950%	4/1/25	3,050	2,932
	Analog Devices Inc.	3.500%	12/5/26	5,965	5,746
[7]	Analog Devices Inc.	3.450%	6/15/27	625	592
	Analog Devices Inc.	1.700%	10/1/28	8,000	6,874
	Analog Devices Inc.	2.100%	10/1/31	10,000	8,278
	Analog Devices Inc.	2.800%	10/1/41	23,000	17,093
	Analog Devices Inc.	2.950%	10/1/51	10,000	7,078
	Apple Inc.	1.800%	9/11/24	3,000	2,887
	Apple Inc.	2.750%	1/13/25	13,998	13,502
	Apple Inc.	2.500%	2/9/25	17,788	17,078
	Apple Inc.	1.125%	5/11/25	26,505	24,696
	Apple Inc.	3.200%	5/13/25	18,350	17,759
	Apple Inc.	0.550%	8/20/25	11,500	10,502
	Apple Inc.	0.700%	2/8/26	21,300	19,205
	Apple Inc.	3.250%	2/23/26	63,501	61,168
	Apple Inc.	2.450%	8/4/26	24,982	23,405
	Apple Inc.	2.050%	9/11/26	14,086	12,977
	Apple Inc.	3.350%	2/9/27	23,601	22,644
	Apple Inc.	3.200%	5/11/27	36,000	34,367
	Apple Inc.	2.900%	9/12/27	37,855	35,543
	Apple Inc.	1.200%	2/8/28	28,800	24,932
	Apple Inc.	4.000%	5/10/28	41,000	40,305
	Apple Inc.	1.400%	8/5/28	24,000	20,719
	Apple Inc.	2.200%	9/11/29	21,280	18,679
	Apple Inc.	4.150%	5/10/30	5,305	5,222
	Apple Inc.	1.650%	5/11/30	18,500	15,581
	Apple Inc.	1.250%	8/20/30	11,000	8,935
	Apple Inc.	1.650%	2/8/31	35,000	29,014
	Apple Inc.	1.700%	8/5/31	9,000	7,414
	Apple Inc.	3.350%	8/8/32	15,000	13,978
	Apple Inc.	4.300%	5/10/33	10,611	10,557
	Apple Inc.	4.500%	2/23/36	13,180	13,417
	Apple Inc.	2.375%	2/8/41	16,025	11,822
	Apple Inc.	3.850%	5/4/43	31,963	28,487
	Apple Inc.	4.450%	5/6/44	3,675	3,582
	Apple Inc.	3.450%	2/9/45	17,678	14,875
	Apple Inc.	4.375%	5/13/45	20,889	19,818
	Apple Inc.	4.650%	2/23/46	37,300	36,737
	Apple Inc.	3.850%	8/4/46	21,680	19,052
	Apple Inc.	3.750%	9/12/47	12,824	11,074
	Apple Inc.	3.750%	11/13/47	12,160	10,524
	Apple Inc.	2.950%	9/11/49	16,768	12,479
	Apple Inc.	2.650%	5/11/50	32,820	22,854
	Apple Inc.	2.400%	8/20/50	29,726	19,844
	Apple Inc.	2.650%	2/8/51	32,700	22,580
	Apple Inc.	2.700%	8/5/51	18,000	12,532
	Apple Inc.	3.950%	8/8/52	18,500	16,297
	Apple Inc.	4.850%	5/10/53	13,263	13,588
	Apple Inc.	2.550%	8/20/60	16,952	11,170
	Apple Inc.	2.800%	2/8/61	24,665	16,662
	Apple Inc.	2.850%	8/5/61	10,000	6,804
	Apple Inc.	4.100%	8/8/62	7,000	6,131
	Applied Materials Inc.	3.900%	10/1/25	17,905	17,497
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,417
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,079
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,580
	Applied Materials Inc.	5.850%	6/15/41	5,905	6,483
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	4.350%	4/1/47	6,000	5,615
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,734
	Arrow Electronics Inc.	3.250%	9/8/24	7,444	7,188
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,965
	Arrow Electronics Inc.	3.875%	1/12/28	6,375	5,902
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,300
	Autodesk Inc.	4.375%	6/15/25	4,600	4,500
	Autodesk Inc.	3.500%	6/15/27	4,150	3,930
	Autodesk Inc.	2.850%	1/15/30	10,300	9,011
	Autodesk Inc.	2.400%	12/15/31	13,819	11,335
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	8,721
	Automatic Data Processing Inc.	1.700%	5/15/28	22,883	20,099
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,729
	Avnet Inc.	4.625%	4/15/26	4,625	4,481
	Avnet Inc.	6.250%	3/15/28	5,000	5,054
	Avnet Inc.	3.000%	5/15/31	2,800	2,239
	Block Financial LLC	5.250%	10/1/25	13,075	12,861
	Block Financial LLC	2.500%	7/15/28	2,000	1,704
	Block Financial LLC	3.875%	8/15/30	6,950	6,132
	Broadcom Corp.	3.875%	1/15/27	42,704	40,731
	Broadcom Corp.	3.500%	1/15/28	6,500	6,005
	Broadcom Inc.	2.250%	11/15/23	8,100	7,982
	Broadcom Inc.	3.625%	10/15/24	7,000	6,805
	Broadcom Inc.	3.150%	11/15/25	17,203	16,348
	Broadcom Inc.	3.459%	9/15/26	48,778	46,131
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	6,922
	Broadcom Inc.	4.110%	9/15/28	20,000	18,923
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,850
	Broadcom Inc.	4.750%	4/15/29	22,000	21,300
	Broadcom Inc.	5.000%	4/15/30	17,000	16,673
	Broadcom Inc.	4.150%	11/15/30	24,000	22,055
[7]	Broadcom Inc.	2.450%	2/15/31	24,500	19,901
	Broadcom Inc.	4.300%	11/15/32	21,650	19,837
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	14,031
[7]	Broadcom Inc.	3.419%	4/15/33	35,904	30,058
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	22,954
[7]	Broadcom Inc.	3.137%	11/15/35	28,750	22,036
[7]	Broadcom Inc.	3.187%	11/15/36	40,100	30,303
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	24,804
[7]	Broadcom Inc.	3.500%	2/15/41	31,690	23,722
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	13,289
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,639
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,200	7,022
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	8,853
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,209
	CDW LLC	4.125%	5/1/25	2,700	2,611
	CDW LLC	4.250%	4/1/28	3,481	3,202
	CDW LLC	3.250%	2/15/29	4,169	3,599
	CGI Inc.	1.450%	9/14/26	6,500	5,743
	CGI Inc.	2.300%	9/14/31	4,600	3,587
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	14,993
	Cintas Corp. No. 2	6.150%	8/15/36	259	277
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,146
	Cisco Systems Inc.	2.950%	2/28/26	10,105	9,701
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,036
	Cisco Systems Inc.	5.900%	2/15/39	17,966	19,882
	Cisco Systems Inc.	5.500%	1/15/40	20,142	21,390
	Corning Inc.	4.700%	3/15/37	2,475	2,295
	Corning Inc.	5.750%	8/15/40	8,460	8,586
	Corning Inc.	4.750%	3/15/42	2,195	2,011
	Corning Inc.	5.350%	11/15/48	1,500	1,455
	Corning Inc.	4.375%	11/15/57	7,050	5,732
	Corning Inc.	5.850%	11/15/68	3,200	3,064
	Corning Inc.	5.450%	11/15/79	16,800	15,261
	Dell Inc.	6.500%	4/15/38	14,700	15,198
	Dell International LLC	4.000%	7/15/24	10,000	9,833
	Dell International LLC	5.850%	7/15/25	9,000	9,032
	Dell International LLC	6.020%	6/15/26	51,818	52,562
	Dell International LLC	4.900%	10/1/26	22,585	22,428
	Dell International LLC	6.100%	7/15/27	7,554	7,783
	Dell International LLC	5.250%	2/1/28	10,490	10,469

65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.300%	10/1/29	18,333	18,188
	Dell International LLC	6.200%	7/15/30	7,955	8,272
	Dell International LLC	5.750%	2/1/33	10,490	10,596
	Dell International LLC	8.100%	7/15/36	11,118	12,915
[7]	Dell International LLC	3.375%	12/15/41	10,500	7,405
	Dell International LLC	8.350%	7/15/46	7,046	8,627
[7]	Dell International LLC	3.450%	12/15/51	18,500	12,350
	DXC Technology Co.	1.800%	9/15/26	7,800	6,779
	DXC Technology Co.	2.375%	9/15/28	6,900	5,757
	Equifax Inc.	2.600%	12/1/24	2,250	2,145
	Equifax Inc.	2.600%	12/15/25	6,037	5,618
	Equifax Inc.	5.100%	6/1/28	15,130	14,928
	Equifax Inc.	3.100%	5/15/30	10,310	8,913
	Equifax Inc.	2.350%	9/15/31	11,000	8,787
	Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	11,604
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,340
	Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	5,935
	Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	11,758
	Fidelity National Information Services Inc.	5.100%	7/15/32	10,000	9,689
	Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,200
	Fidelity National Information Services Inc.	4.500%	8/15/46	300	241
	Fiserv Inc.	2.750%	7/1/24	20,808	20,191
	Fiserv Inc.	3.850%	6/1/25	14,971	14,523
	Fiserv Inc.	3.200%	7/1/26	21,000	19,705
	Fiserv Inc.	2.250%	6/1/27	13,700	12,314
	Fiserv Inc.	5.450%	3/2/28	20,000	20,101
	Fiserv Inc.	4.200%	10/1/28	11,000	10,540
	Fiserv Inc.	3.500%	7/1/29	34,776	31,824
	Fiserv Inc.	2.650%	6/1/30	11,000	9,370
	Fiserv Inc.	4.400%	7/1/49	22,550	18,970
	Flex Ltd.	4.750%	6/15/25	75	73
	Flex Ltd.	3.750%	2/1/26	6,000	5,711
	Flex Ltd.	4.875%	6/15/29	5,919	5,668
	Flex Ltd.	4.875%	5/12/30	4,000	3,872
	Fortinet Inc.	1.000%	3/15/26	5,000	4,460
	Fortinet Inc.	2.200%	3/15/31	5,000	4,054
	Global Payments Inc.	1.500%	11/15/24	5,000	4,700
	Global Payments Inc.	2.650%	2/15/25	19,825	18,812
	Global Payments Inc.	1.200%	3/1/26	8,800	7,821
	Global Payments Inc.	4.800%	4/1/26	6,500	6,355
	Global Payments Inc.	2.150%	1/15/27	8,050	7,156
	Global Payments Inc.	4.950%	8/15/27	1,105	1,077
	Global Payments Inc.	4.450%	6/1/28	11,060	10,381
	Global Payments Inc.	3.200%	8/15/29	20,743	18,031
	Global Payments Inc.	2.900%	5/15/30	8,205	6,954
	Global Payments Inc.	2.900%	11/15/31	8,000	6,519
	Global Payments Inc.	5.400%	8/15/32	4,700	4,580
	Global Payments Inc.	4.150%	8/15/49	9,635	7,201
	Global Payments Inc.	5.950%	8/15/52	15,570	14,921
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,486
	GXO Logistics Inc.	2.650%	7/15/31	7,000	5,460
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,365
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	8,605	8,595
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	18,696
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,435
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,000	13,866
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,959	3,099
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,783	23,720
	HP Inc.	2.200%	6/17/25	14,025	13,190
	HP Inc.	1.450%	6/17/26	15,600	14,002
	HP Inc.	3.000%	6/17/27	14,610	13,476
	HP Inc.	4.750%	1/15/28	8,500	8,293
	HP Inc.	4.000%	4/15/29	10,000	9,332
	HP Inc.	3.400%	6/17/30	16,000	14,048
	HP Inc.	2.650%	6/17/31	11,000	8,865
	HP Inc.	4.200%	4/15/32	10,000	8,968
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HP Inc.	5.500%	1/15/33	10,375	10,191
HP Inc.	6.000%	9/15/41	12,970	13,093
Hubbell Inc.	3.350%	3/1/26	2,800	2,665
Hubbell Inc.	3.150%	8/15/27	3,425	3,167
Hubbell Inc.	3.500%	2/15/28	4,645	4,351
Hubbell Inc.	2.300%	3/15/31	3,000	2,472
Intel Corp.	3.400%	3/25/25	27,620	26,781
Intel Corp.	3.700%	7/29/25	23,775	23,099
Intel Corp.	2.600%	5/19/26	11,340	10,670
Intel Corp.	3.750%	3/25/27	9,400	9,042
Intel Corp.	3.750%	8/5/27	5,500	5,261
Intel Corp.	4.875%	2/10/28	18,490	18,424
Intel Corp.	1.600%	8/12/28	10,830	9,330
Intel Corp.	2.450%	11/15/29	29,000	25,137
Intel Corp.	5.125%	2/10/30	13,000	13,082
Intel Corp.	3.900%	3/25/30	19,005	17,913
Intel Corp.	2.000%	8/12/31	13,750	11,212
Intel Corp.	4.150%	8/5/32	17,600	16,777
Intel Corp.	4.000%	12/15/32	9,200	8,641
Intel Corp.	5.200%	2/10/33	30,290	30,572
Intel Corp.	4.600%	3/25/40	6,500	6,073
Intel Corp.	2.800%	8/12/41	8,000	5,705
Intel Corp.	4.800%	10/1/41	12,072	11,246
Intel Corp.	4.250%	12/15/42	1,000	870
Intel Corp.	4.100%	5/19/46	21,725	18,277
Intel Corp.	3.734%	12/8/47	29,850	23,213
Intel Corp.	3.250%	11/15/49	16,650	11,711
Intel Corp.	4.750%	3/25/50	21,259	19,223
Intel Corp.	3.050%	8/12/51	7,300	4,894
Intel Corp.	4.900%	8/5/52	25,000	23,052
Intel Corp.	5.700%	2/10/53	39,186	39,917
Intel Corp.	3.100%	2/15/60	10,100	6,465
Intel Corp.	3.200%	8/12/61	7,900	5,136
Intel Corp.	5.050%	8/5/62	21,696	19,993
Intel Corp.	5.900%	2/10/63	13,365	13,783
International Business Machines Corp.	7.000%	10/30/25	7,850	8,171
International Business Machines Corp.	4.500%	2/6/26	13,430	13,243
International Business Machines Corp.	3.450%	2/19/26	12,464	11,942
International Business Machines Corp.	3.300%	5/15/26	37,800	36,028
International Business Machines Corp.	1.700%	5/15/27	15,092	13,382
International Business Machines Corp.	6.220%	8/1/27	1,975	2,068
International Business Machines Corp.	6.500%	1/15/28	50	53
International Business Machines Corp.	4.500%	2/6/28	16,500	16,179
International Business Machines Corp.	3.500%	5/15/29	29,255	27,021
International Business Machines Corp.	1.950%	5/15/30	18,600	15,416
International Business Machines Corp.	4.750%	2/6/33	19,285	18,921
International Business Machines Corp.	4.150%	5/15/39	21,200	18,593
International Business Machines Corp.	5.600%	11/30/39	5,823	5,978
International Business Machines Corp.	2.850%	5/15/40	7,810	5,726
International Business Machines Corp.	4.000%	6/20/42	9,000	7,601
International Business Machines Corp.	4.700%	2/19/46	1,200	1,087
International Business Machines Corp.	4.250%	5/15/49	30,865	26,305
International Business Machines Corp.	2.950%	5/15/50	12,255	8,217
International Business Machines Corp.	3.430%	2/9/52	4,535	3,294
International Business Machines Corp.	4.900%	7/27/52	16,571	15,456

66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	5.100%	2/6/53	15,490	14,909
	Intuit Inc.	0.950%	7/15/25	4,500	4,113
	Intuit Inc.	1.350%	7/15/27	4,500	3,945
	Intuit Inc.	1.650%	7/15/30	9,500	7,715
	Jabil Inc.	1.700%	4/15/26	5,000	4,472
	Jabil Inc.	3.950%	1/12/28	6,000	5,605
	Jabil Inc.	3.600%	1/15/30	6,070	5,434
	Jabil Inc.	3.000%	1/15/31	5,500	4,667
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,215
	Juniper Networks Inc.	3.750%	8/15/29	9,025	8,143
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,348
	Juniper Networks Inc.	5.950%	3/15/41	3,680	3,584
	KLA Corp.	4.650%	11/1/24	3,124	3,080
	KLA Corp.	4.100%	3/15/29	11,041	10,626
	KLA Corp.	4.650%	7/15/32	5,000	4,982
	KLA Corp.	5.000%	3/15/49	5,125	4,967
	KLA Corp.	3.300%	3/1/50	35,025	26,371
	KLA Corp.	4.950%	7/15/52	12,460	12,265
	KLA Corp.	5.250%	7/15/62	8,080	8,192
	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,692
	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	4,557
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	5,024
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	3,353
	Lam Research Corp.	3.800%	3/15/25	4,901	4,789
	Lam Research Corp.	3.750%	3/15/26	11,500	11,161
	Lam Research Corp.	4.000%	3/15/29	11,580	11,179
	Lam Research Corp.	1.900%	6/15/30	10,394	8,652
	Lam Research Corp.	4.875%	3/15/49	11,046	10,713
	Lam Research Corp.	2.875%	6/15/50	6,000	4,188
	Lam Research Corp.	3.125%	6/15/60	4,900	3,322
	Legrand France SA	8.500%	2/15/25	3,350	3,506
	Leidos Inc.	3.625%	5/15/25	6,905	6,621
	Leidos Inc.	4.375%	5/15/30	6,500	5,988
	Leidos Inc.	2.300%	2/15/31	12,550	9,893
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,505
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,112
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,758	3,650
	Marvell Technology Inc.	2.950%	4/15/31	7,065	5,918
	Microchip Technology Inc.	4.250%	9/1/25	10,000	9,690
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,284
	Micron Technology Inc.	4.185%	2/15/27	15,000	14,378
	Micron Technology Inc.	5.375%	4/15/28	8,000	7,925
	Micron Technology Inc.	5.327%	2/6/29	5,950	5,863
	Micron Technology Inc.	6.750%	11/1/29	4,981	5,178
	Micron Technology Inc.	2.703%	4/15/32	6,750	5,330
	Micron Technology Inc.	5.875%	2/9/33	8,056	8,028
	Micron Technology Inc.	5.875%	9/15/33	8,500	8,425
	Micron Technology Inc.	3.366%	11/1/41	12,000	8,370
	Micron Technology Inc.	3.477%	11/1/51	4,750	3,165
	Microsoft Corp.	2.700%	2/12/25	13,943	13,454
	Microsoft Corp.	3.125%	11/3/25	29,950	28,823
	Microsoft Corp.	2.400%	8/8/26	41,560	39,003
	Microsoft Corp.	3.300%	2/6/27	39,538	38,033
	Microsoft Corp.	3.500%	2/12/35	16,825	15,745
	Microsoft Corp.	4.200%	11/3/35	1,000	990
	Microsoft Corp.	3.450%	8/8/36	33,569	30,606
	Microsoft Corp.	4.100%	2/6/37	12,172	11,820
	Microsoft Corp.	5.300%	2/8/41	7,000	7,677
	Microsoft Corp.	3.700%	8/8/46	44,925	39,313
	Microsoft Corp.	2.525%	6/1/50	74,159	51,303
	Microsoft Corp.	2.921%	3/17/52	80,954	60,163
	Microsoft Corp.	2.675%	6/1/60	40,222	26,940
	Microsoft Corp.	3.041%	3/17/62	46,066	33,629
	Moody's Corp.	3.750%	3/24/25	6,000	5,836
	Moody's Corp.	3.250%	1/15/28	5,500	5,129
	Moody's Corp.	4.250%	2/1/29	4,000	3,854
	Moody's Corp.	2.000%	8/19/31	6,300	5,073
	Moody's Corp.	2.750%	8/19/41	6,000	4,209
	Moody's Corp.	5.250%	7/15/44	5,515	5,398
	Moody's Corp.	4.875%	12/17/48	4,000	3,753
	Moody's Corp.	3.250%	5/20/50	3,225	2,286
	Moody's Corp.	3.750%	2/25/52	5,000	3,950
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Moody's Corp.	3.100%	11/29/61	8,400	5,519
Motorola Solutions Inc.	4.000%	9/1/24	542	529
Motorola Solutions Inc.	4.600%	2/23/28	9,917	9,613
Motorola Solutions Inc.	4.600%	5/23/29	6,000	5,806
Motorola Solutions Inc.	2.300%	11/15/30	8,500	6,876
Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,674
Motorola Solutions Inc.	5.500%	9/1/44	5,495	5,221
NetApp Inc.	3.300%	9/29/24	4,475	4,331
NetApp Inc.	1.875%	6/22/25	4,000	3,718
NetApp Inc.	2.375%	6/22/27	4,000	3,628
NetApp Inc.	2.700%	6/22/30	32,176	27,083
Nokia OYJ	6.625%	5/15/39	5,250	5,039
NVIDIA Corp.	3.200%	9/16/26	12,155	11,707
NVIDIA Corp.	1.550%	6/15/28	13,000	11,352
NVIDIA Corp.	2.850%	4/1/30	14,018	12,714
NVIDIA Corp.	2.000%	6/15/31	13,000	10,897
NVIDIA Corp.	3.500%	4/1/40	30,000	25,692
NVIDIA Corp.	3.500%	4/1/50	20,760	16,863
NVIDIA Corp.	3.700%	4/1/60	3,507	2,887
NXP BV	5.350%	3/1/26	3,500	3,479
NXP BV	3.875%	6/18/26	2,000	1,922
NXP BV	3.150%	5/1/27	8,000	7,365
NXP BV	5.550%	12/1/28	5,000	5,039
NXP BV	4.300%	6/18/29	18,000	16,954
NXP BV	3.400%	5/1/30	11,240	9,955
NXP BV	2.500%	5/11/31	16,000	13,041
NXP BV	2.650%	2/15/32	23,910	19,332
NXP BV	5.000%	1/15/33	10,000	9,613
NXP BV	3.250%	5/11/41	8,600	6,249
NXP BV	3.125%	2/15/42	4,000	2,801
NXP BV	3.250%	11/30/51	5,000	3,347
Oracle Corp.	3.400%	7/8/24	18,599	18,193
Oracle Corp.	2.950%	11/15/24	36,830	35,562
Oracle Corp.	2.500%	4/1/25	36,210	34,369
Oracle Corp.	2.950%	5/15/25	16,582	15,823
Oracle Corp.	1.650%	3/25/26	40,430	36,715
Oracle Corp.	2.650%	7/15/26	38,460	35,611
Oracle Corp.	2.800%	4/1/27	39,890	36,701
Oracle Corp.	3.250%	11/15/27	11,876	11,021
Oracle Corp.	2.300%	3/25/28	21,175	18,681
Oracle Corp.	4.500%	5/6/28	2,756	2,682
Oracle Corp.	6.150%	11/9/29	12,700	13,230
Oracle Corp.	2.950%	4/1/30	28,065	24,500
Oracle Corp.	4.650%	5/6/30	7,900	7,641
Oracle Corp.	2.875%	3/25/31	39,800	33,920
Oracle Corp.	6.250%	11/9/32	12,700	13,474
Oracle Corp.	4.900%	2/6/33	15,800	15,338
Oracle Corp.	4.300%	7/8/34	30,283	27,504
Oracle Corp.	3.900%	5/15/35	15,600	13,448
Oracle Corp.	3.850%	7/15/36	16,490	13,788
Oracle Corp.	3.800%	11/15/37	10,400	8,504
Oracle Corp.	6.500%	4/15/38	10,000	10,677
Oracle Corp.	6.125%	7/8/39	10,800	11,118
Oracle Corp.	3.600%	4/1/40	47,120	36,461
Oracle Corp.	5.375%	7/15/40	22,357	21,338
Oracle Corp.	3.650%	3/25/41	23,200	17,870
Oracle Corp.	4.500%	7/8/44	11,844	9,905
Oracle Corp.	4.125%	5/15/45	21,375	16,781
Oracle Corp.	4.000%	7/15/46	32,761	25,184
Oracle Corp.	4.000%	11/15/47	23,765	18,308
Oracle Corp.	3.600%	4/1/50	47,300	33,774
Oracle Corp.	3.950%	3/25/51	38,500	29,070
Oracle Corp.	6.900%	11/9/52	27,255	30,541
Oracle Corp.	5.550%	2/6/53	23,700	22,963
Oracle Corp.	4.375%	5/15/55	11,925	9,586
Oracle Corp.	3.850%	4/1/60	26,340	18,477
Oracle Corp.	4.100%	3/25/61	15,225	11,203
PayPal Holdings Inc.	2.400%	10/1/24	8,104	7,793
PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,218
PayPal Holdings Inc.	2.650%	10/1/26	10,300	9,578
PayPal Holdings Inc.	2.850%	10/1/29	16,109	14,303
PayPal Holdings Inc.	2.300%	6/1/30	16,750	14,198
PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,815

67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	9,408
	PayPal Holdings Inc.	5.050%	6/1/52	5,000	4,896
	PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,870
[7]	Qorvo Inc.	1.750%	12/15/24	4,500	4,186
	Qorvo Inc.	4.375%	10/15/29	9,000	8,139
	QUALCOMM Inc.	3.450%	5/20/25	9,042	8,774
	QUALCOMM Inc.	3.250%	5/20/27	15,500	14,694
	QUALCOMM Inc.	1.300%	5/20/28	19,868	16,934
	QUALCOMM Inc.	2.150%	5/20/30	14,485	12,448
	QUALCOMM Inc.	1.650%	5/20/32	29,298	23,099
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,703
	QUALCOMM Inc.	5.400%	5/20/33	7,675	8,078
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,694
	QUALCOMM Inc.	4.800%	5/20/45	12,870	12,444
	QUALCOMM Inc.	4.300%	5/20/47	15,420	13,962
	QUALCOMM Inc.	3.250%	5/20/50	6,840	5,141
	QUALCOMM Inc.	4.500%	5/20/52	11,000	10,010
	QUALCOMM Inc.	6.000%	5/20/53	10,000	11,182
	Quanta Services Inc.	2.900%	10/1/30	9,025	7,676
	RELX Capital Inc.	4.000%	3/18/29	9,350	8,942
	RELX Capital Inc.	3.000%	5/22/30	5,598	4,997
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,227
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,106
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,092
	Roper Technologies Inc.	3.850%	12/15/25	9,157	8,780
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,060
	Roper Technologies Inc.	1.400%	9/15/27	17,709	15,268
	Roper Technologies Inc.	4.200%	9/15/28	7,225	6,946
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,110
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,277
	Roper Technologies Inc.	1.750%	2/15/31	12,742	10,114
	S&P Global Inc.	2.450%	3/1/27	6,000	5,539
	S&P Global Inc.	4.750%	8/1/28	8,865	8,822
	S&P Global Inc.	2.700%	3/1/29	13,000	11,735
	S&P Global Inc.	4.250%	5/1/29	10,700	10,438
	S&P Global Inc.	2.500%	12/1/29	5,300	4,622
	S&P Global Inc.	1.250%	8/15/30	7,400	5,834
	S&P Global Inc.	2.900%	3/1/32	16,000	13,881
	S&P Global Inc.	3.250%	12/1/49	6,500	4,878
	S&P Global Inc.	3.700%	3/1/52	7,820	6,402
	S&P Global Inc.	2.300%	8/15/60	7,950	4,604
	S&P Global Inc.	3.900%	3/1/62	5,545	4,584
	Salesforce Inc.	3.700%	4/11/28	12,050	11,623
	Salesforce Inc.	1.500%	7/15/28	11,500	9,904
	Salesforce Inc.	1.950%	7/15/31	16,000	13,209
	Salesforce Inc.	2.700%	7/15/41	14,930	10,939
	Salesforce Inc.	2.900%	7/15/51	22,600	15,907
	Salesforce Inc.	3.050%	7/15/61	22,230	15,130
	ServiceNow Inc.	1.400%	9/1/30	15,600	12,361
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,190
	Skyworks Solutions Inc.	3.000%	6/1/31	9,500	7,686
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,364
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	4,933
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,729
	Texas Instruments Inc.	4.700%	11/18/24	4,100	4,088
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,387
	Texas Instruments Inc.	1.125%	9/15/26	5,500	4,909
	Texas Instruments Inc.	2.900%	11/3/27	7,497	6,998
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,021
	Texas Instruments Inc.	2.250%	9/4/29	12,329	10,763
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,291
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,206
	Texas Instruments Inc.	4.900%	3/14/33	14,000	14,333
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,313
	Texas Instruments Inc.	4.150%	5/15/48	16,533	15,018
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,776
	Texas Instruments Inc.	5.000%	3/14/53	7,000	7,105
	Texas Instruments Inc.	5.050%	5/18/63	12,733	12,748
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	11,615
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,465
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,452
	TSMC Arizona Corp.	2.500%	10/25/31	18,250	15,284
	TSMC Arizona Corp.	4.250%	4/22/32	5,350	5,162
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,384
	TSMC Arizona Corp.	3.250%	10/25/51	10,850	8,340
	TSMC Arizona Corp.	4.500%	4/22/52	10,900	10,528
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,068
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,632
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	7,944
	Verisk Analytics Inc.	3.625%	5/15/50	5,600	4,117
	VMware Inc.	4.500%	5/15/25	10,654	10,429
	VMware Inc.	1.400%	8/15/26	16,000	14,117
	VMware Inc.	4.650%	5/15/27	17,000	16,518
	VMware Inc.	3.900%	8/21/27	27,579	26,181
	VMware Inc.	1.800%	8/15/28	8,000	6,720
	VMware Inc.	4.700%	5/15/30	11,254	10,756
	VMware Inc.	2.200%	8/15/31	16,300	12,809
	Western Digital Corp.	4.750%	2/15/26	25,000	23,823
	Western Digital Corp.	2.850%	2/1/29	5,095	4,075
	Western Digital Corp.	3.100%	2/1/32	5,500	4,071
	Workday Inc.	3.500%	4/1/27	14,875	14,099
	Workday Inc.	3.700%	4/1/29	4,200	3,897
	Workday Inc.	3.800%	4/1/32	14,000	12,598
	Xilinx Inc.	2.375%	6/1/30	8,300	7,166
					5,898,976
Utilities (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	8,791
[3]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,429
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,266
[3]	AEP Texas Inc.	3.450%	1/15/50	2,943	2,121
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,407
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,784
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,749
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	3,114
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	6,449
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	4,457
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	10,200	6,586
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	5,376
	AEP Transmission Co. LLC	5.400%	3/15/53	3,355	3,451
	AES Corp.	1.375%	1/15/26	9,400	8,395
	AES Corp.	5.450%	6/1/28	8,000	7,857
	AES Corp.	2.450%	1/15/31	9,500	7,685
	Alabama Power Co.	3.750%	9/1/27	5,100	4,879
[3]	Alabama Power Co.	1.450%	9/15/30	8,800	6,964
	Alabama Power Co.	3.050%	3/15/32	7,000	6,095
	Alabama Power Co.	3.940%	9/1/32	11,365	10,500
	Alabama Power Co.	6.125%	5/15/38	1,900	2,037
	Alabama Power Co.	6.000%	3/1/39	6,974	7,261
	Alabama Power Co.	3.850%	12/1/42	3,350	2,755
	Alabama Power Co.	4.150%	8/15/44	5,900	4,906
	Alabama Power Co.	3.750%	3/1/45	6,825	5,382
	Alabama Power Co.	4.300%	1/2/46	14,950	12,577
[3]	Alabama Power Co.	3.700%	12/1/47	5,075	3,948
	Alabama Power Co.	3.450%	10/1/49	12,473	9,157
	Alabama Power Co.	3.125%	7/15/51	13,924	9,644
	Alabama Power Co.	3.000%	3/15/52	12,000	8,128
	Ameren Corp.	2.500%	9/15/24	2,000	1,918
	Ameren Corp.	3.650%	2/15/26	2,775	2,644
	Ameren Corp.	1.950%	3/15/27	2,000	1,779
	Ameren Corp.	1.750%	3/15/28	5,000	4,291
	Ameren Corp.	3.500%	1/15/31	8,387	7,498
	Ameren Illinois Co.	3.250%	3/1/25	2,065	1,996
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,647
	Ameren Illinois Co.	1.550%	11/15/30	5,000	3,956
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,301
	Ameren Illinois Co.	4.150%	3/15/46	775	650
	Ameren Illinois Co.	3.700%	12/1/47	7,336	5,897
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,582
	Ameren Illinois Co.	3.250%	3/15/50	6,665	4,860
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,365
	Ameren Illinois Co.	5.900%	12/1/52	7,000	7,655
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,806
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,767
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,707
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	5,952
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	3,905

68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,652
	American Electric Power Co. Inc.	5.625%	3/1/33	22,340	22,751
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,427
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	6,293
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,354
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,165
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,608
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,624
	American Water Capital Corp.	2.300%	6/1/31	8,000	6,645
	American Water Capital Corp.	4.450%	6/1/32	8,200	7,947
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,693
	American Water Capital Corp.	4.300%	12/1/42	1,000	881
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,302
	American Water Capital Corp.	4.000%	12/1/46	1,025	827
	American Water Capital Corp.	3.750%	9/1/47	11,935	9,439
	American Water Capital Corp.	4.200%	9/1/48	10,500	8,859
	American Water Capital Corp.	4.150%	6/1/49	4,800	4,037
	American Water Capital Corp.	3.450%	5/1/50	8,599	6,431
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,918
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,394
[3]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,336
[3]	Appalachian Power Co.	4.500%	8/1/32	3,524	3,312
	Appalachian Power Co.	7.000%	4/1/38	2,480	2,795
	Appalachian Power Co.	4.400%	5/15/44	8,395	6,948
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,582
[3]	Appalachian Power Co.	4.500%	3/1/49	10,420	8,769
[3]	Appalachian Power Co.	3.700%	5/1/50	19,445	14,678
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,079
	Arizona Public Service Co.	2.950%	9/15/27	5,300	4,821
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,574
	Arizona Public Service Co.	6.350%	12/15/32	2,000	2,122
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,372
	Arizona Public Service Co.	4.500%	4/1/42	4,875	4,143
	Arizona Public Service Co.	4.350%	11/15/45	3,600	2,894
	Arizona Public Service Co.	3.750%	5/15/46	8,250	6,087
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,137
	Arizona Public Service Co.	3.350%	5/15/50	3,590	2,473
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,216
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	2,894
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,434
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,321
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,335
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,757
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,648
	Atmos Energy Corp.	4.150%	1/15/43	3,435	2,961
	Atmos Energy Corp.	4.125%	10/15/44	3,615	3,051
	Atmos Energy Corp.	4.125%	3/15/49	7,938	6,685
	Atmos Energy Corp.	3.375%	9/15/49	3,570	2,635
	Atmos Energy Corp.	2.850%	2/15/52	17,000	11,463
	Atmos Energy Corp.	5.750%	10/15/52	3,500	3,722
	Avangrid Inc.	3.150%	12/1/24	10,495	10,082
	Avangrid Inc.	3.800%	6/1/29	6,900	6,310
	Avista Corp.	4.350%	6/1/48	3,200	2,764
	Avista Corp.	4.000%	4/1/52	4,000	3,182
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,901
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	4,995
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,845
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,486
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	3,081
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,000	3,561
	Baltimore Gas & Electric Co.	5.400%	6/1/53	17,400	17,718
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,161	17,034
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,709
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	16,194
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	713
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	10,738
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	5,823
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	14,920
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,384
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,875	7,321
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	4,655
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	6,290
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	8,441
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	20,816
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	11,045	7,151
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	8,999
	Black Hills Corp.	1.037%	8/23/24	8,000	7,560
	Black Hills Corp.	3.950%	1/15/26	4,300	4,111
	Black Hills Corp.	3.150%	1/15/27	3,375	3,128
	Black Hills Corp.	5.950%	3/15/28	2,500	2,531
	Black Hills Corp.	3.050%	10/15/29	2,905	2,493
	Black Hills Corp.	2.500%	6/15/30	5,000	4,125
	Black Hills Corp.	4.350%	5/1/33	4,745	4,231
	Black Hills Corp.	4.200%	9/15/46	3,200	2,519
	Black Hills Corp.	3.875%	10/15/49	1,865	1,375
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,107
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	187
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,442
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,458
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,410
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	114
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	6,250	6,248
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	3,923
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	403
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	3,126
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	2,656
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	3,195
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	5,245
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	2,833
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	11,250	10,702
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,452
	CenterPoint Energy Inc.	2.500%	9/1/24	7,500	7,204
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,001
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,024
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,296
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,507
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	3,067
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	4,500	4,503
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,729
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,011
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,785
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	11,844	12,057
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	2,850
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,702
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,726
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	2,539
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,270
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,478
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,025
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,782
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,465
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	3,532
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,540
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,454
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,847
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,534

69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,281
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,489
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,207
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,172
	Commonwealth Edison Co.	3.800%	10/1/42	11,353	9,337
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,278
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,474
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,665
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	5,156
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,739
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	8,505
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	5,376
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	8,303
[3]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,915
[3]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	2,920
[3]	Commonwealth Edison Co.	3.850%	3/15/52	8,400	6,720
	Commonwealth Edison Co.	5.300%	2/1/53	3,500	3,571
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,321
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	4,895
[3]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,197
[5]	Connecticut Light & Power Co.	4.900%	7/1/33	3,000	2,985
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,720
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,249
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	7,050
	Connecticut Light & Power Co.	5.250%	1/15/53	5,220	5,313
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	2,951
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	17,313
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	5,170	5,230
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,032
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	9,977
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	1,820
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	877
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	10,645
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,404
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,566
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	101
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	5,768
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	10,179
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,733
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	5,824
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	13,370
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	7,500	6,660
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	1,781
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,932	1,345
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	10,874
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	6,034
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,195
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	7,872
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,480
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	13,000	9,415
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	3.250%	6/1/25	2,000	1,904
	Constellation Energy Generation LLC	5.600%	3/1/28	7,704	7,776
	Constellation Energy Generation LLC	5.800%	3/1/33	5,400	5,552
	Constellation Energy Generation LLC	6.250%	10/1/39	4,321	4,480
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,483
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	9,738
	Consumers Energy Co.	4.650%	3/1/28	2,500	2,482
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,832
	Consumers Energy Co.	3.600%	8/15/32	1,029	929
	Consumers Energy Co.	4.625%	5/15/33	7,500	7,315
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,449
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,446
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,443
	Consumers Energy Co.	4.050%	5/15/48	6,300	5,312
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,117
	Consumers Energy Co.	3.100%	8/15/50	10,250	7,248
	Consumers Energy Co.	3.500%	8/1/51	14,200	10,859
	Consumers Energy Co.	2.650%	8/15/52	1,433	919
	Consumers Energy Co.	4.200%	9/1/52	4,954	4,249
	Consumers Energy Co.	2.500%	5/1/60	3,083	1,765
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,483
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,029
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,428
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,100	4,587
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	8,945
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,385
[3]	Dominion Energy Inc.	3.375%	4/1/30	18,424	16,491
[3]	Dominion Energy Inc.	2.250%	8/15/31	8,000	6,456
[3]	Dominion Energy Inc.	4.350%	8/15/32	3,708	3,472
	Dominion Energy Inc.	5.375%	11/15/32	10,000	10,048
[3]	Dominion Energy Inc.	6.300%	3/15/33	3,175	3,370
[3]	Dominion Energy Inc.	5.250%	8/1/33	6,000	5,913
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,563
	Dominion Energy Inc.	7.000%	6/15/38	3,600	3,959
[3]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,528
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	9,086
[3]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,154
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,932
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	6,961
[3]	Dominion Energy Inc.	4.850%	8/15/52	6,426	5,732
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	597
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,850
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,784
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	6,094
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,516
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	5,863
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	4,374
	DTE Electric Co.	3.375%	3/1/25	150	145
[3]	DTE Electric Co.	1.900%	4/1/28	6,400	5,612
	DTE Electric Co.	2.250%	3/1/30	20,951	17,874
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	6,833
	DTE Electric Co.	5.200%	4/1/33	24,500	24,943
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	1,649
	DTE Electric Co.	3.700%	3/15/45	5,750	4,566
	DTE Electric Co.	3.700%	6/1/46	2,000	1,561
	DTE Electric Co.	3.750%	8/15/47	6,927	5,448
	DTE Electric Co.	3.950%	3/1/49	8,800	7,240
	DTE Electric Co.	2.950%	3/1/50	4,450	3,050
[3]	DTE Electric Co.	3.250%	4/1/51	5,000	3,613
	DTE Electric Co.	5.400%	4/1/53	8,831	9,145
[3]	DTE Energy Co.	2.529%	10/1/24	4,000	3,830
	DTE Energy Co.	4.220%	11/1/24	7,000	6,849

70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	7,696
	DTE Energy Co.	2.850%	10/1/26	33,494	30,854
	DTE Energy Co.	4.875%	6/1/28	4,685	4,585
[3]	DTE Energy Co.	3.400%	6/15/29	14,552	13,019
	DTE Energy Co.	2.950%	3/1/30	2,625	2,279
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	587
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,693
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,871
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,182
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,245
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	6,074
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,254
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,109
	Duke Energy Carolinas LLC	4.950%	1/15/33	19,000	18,878
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	5,783
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,170
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,523
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,614
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	5,914
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	5,362
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	3,869
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	8,932
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,803
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,840
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	8,447
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	6,236
	Duke Energy Carolinas LLC	3.550%	3/15/52	6,200	4,729
	Duke Energy Carolinas LLC	5.350%	1/15/53	10,000	10,143
	Duke Energy Carolinas LLC	5.400%	1/15/54	4,000	4,074
	Duke Energy Corp.	0.900%	9/15/25	6,548	5,959
	Duke Energy Corp.	5.000%	12/8/25	2,000	1,987
	Duke Energy Corp.	2.650%	9/1/26	12,480	11,542
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,188
	Duke Energy Corp.	5.000%	12/8/27	4,930	4,896
	Duke Energy Corp.	4.300%	3/15/28	13,400	12,886
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,520
	Duke Energy Corp.	2.450%	6/1/30	15,000	12,596
	Duke Energy Corp.	2.550%	6/15/31	7,400	6,126
	Duke Energy Corp.	4.500%	8/15/32	10,000	9,442
	Duke Energy Corp.	3.300%	6/15/41	2,655	1,960
	Duke Energy Corp.	4.800%	12/15/45	4,966	4,453
	Duke Energy Corp.	3.750%	9/1/46	18,234	13,851
	Duke Energy Corp.	3.950%	8/15/47	13,187	10,200
	Duke Energy Corp.	4.200%	6/15/49	6,234	5,035
	Duke Energy Corp.	3.500%	6/15/51	7,100	5,149
	Duke Energy Corp.	5.000%	8/15/52	21,754	19,910
	Duke Energy Corp.	3.250%	1/15/82	4,000	2,978
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	10,834
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,601
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	7,829
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	5,779
	Duke Energy Florida LLC	2.400%	12/15/31	7,340	6,031
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,543
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,654
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,521
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	813
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	4,991
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,025
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	9,800
	Duke Energy Florida LLC	5.950%	11/15/52	2,595	2,827
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,049	2,769
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,860
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	4,049
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,051
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,741
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	11,951
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	5,893
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	2,956
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	6,756
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,242
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,583	7,662
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,619
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,860
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,340	1,379
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	10,534
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,342
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	10,947
	Duke Energy Progress LLC	2.000%	8/15/31	14,400	11,595
	Duke Energy Progress LLC	3.400%	4/1/32	5,000	4,420
	Duke Energy Progress LLC	5.250%	3/15/33	4,000	4,068
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,534
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	5,433
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,308
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,352
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,181
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,853
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,263
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,171
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,495
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	7,295
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,245
	Duke Energy Progress LLC	5.350%	3/15/53	10,495	10,563
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,927	2,604
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,699
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,405
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	805
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,303
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,134	1,094
	Edison International	4.700%	8/15/25	5,000	4,880
	Edison International	5.750%	6/15/27	3,000	3,006
	Edison International	4.125%	3/15/28	5,197	4,858
	Edison International	5.250%	11/15/28	5,000	4,872
	Edison International	6.950%	11/15/29	1,000	1,053
	El Paso Electric Co.	6.000%	5/15/35	800	808
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,841
	Emera US Finance LP	3.550%	6/15/26	1,049	993
	Emera US Finance LP	4.750%	6/15/46	11,925	9,673
	Enel Americas SA	4.000%	10/25/26	4,115	3,972
	Enel Chile SA	4.875%	6/12/28	10,875	10,458
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	3,957
	Entergy Arkansas LLC	5.150%	1/15/33	4,500	4,519
	Entergy Arkansas LLC	4.200%	4/1/49	5,400	4,529
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	3,750
	Entergy Corp.	0.900%	9/15/25	7,500	6,743
	Entergy Corp.	2.950%	9/1/26	8,900	8,218
	Entergy Corp.	1.900%	6/15/28	7,000	5,974
	Entergy Corp.	2.800%	6/15/30	9,541	8,088
	Entergy Corp.	2.400%	6/15/31	6,000	4,860
	Entergy Corp.	3.750%	6/15/50	9,319	6,869
	Entergy Louisiana LLC	0.950%	10/1/24	7,900	7,452
	Entergy Louisiana LLC	5.590%	10/1/24	2,130	2,127
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,066
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	3,883
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,177
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,325
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,502
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	6,131
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	8,038
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	8,952
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,290
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,907
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	12,007
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	5,168
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	6,418
	Entergy Louisiana LLC	4.750%	9/15/52	2,140	1,961
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,379
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,924
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	2,948
	Entergy Texas Inc.	4.000%	3/30/29	2,000	1,883
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,751
	Entergy Texas Inc.	3.550%	9/30/49	7,585	5,630
	Essential Utilities Inc.	3.566%	5/1/29	4,000	3,640
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,083

71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,490
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,487
	Essential Utilities Inc.	5.300%	5/1/52	10,000	9,471
	Evergy Inc.	2.450%	9/15/24	9,000	8,639
	Evergy Inc.	2.900%	9/15/29	10,500	9,165
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	5,795
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,210
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	5,401
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,369
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,223
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,315
	Evergy Kansas Central Inc.	3.450%	4/15/50	6,000	4,373
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,255	4,383
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,748
	Evergy Metro Inc.	5.300%	10/1/41	5,355	5,215
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,352
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,482
[3]	Eversource Energy	2.900%	10/1/24	4,151	3,995
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,044
	Eversource Energy	2.900%	3/1/27	7,200	6,646
	Eversource Energy	4.600%	7/1/27	5,000	4,880
[3]	Eversource Energy	3.300%	1/15/28	8,850	8,148
	Eversource Energy	5.450%	3/1/28	13,200	13,293
[3]	Eversource Energy	4.250%	4/1/29	6,205	5,911
[3]	Eversource Energy	1.650%	8/15/30	9,510	7,559
	Eversource Energy	2.550%	3/15/31	3,500	2,912
	Eversource Energy	3.375%	3/1/32	14,500	12,665
	Eversource Energy	5.125%	5/15/33	7,500	7,399
	Eversource Energy	3.450%	1/15/50	5,850	4,298
[3]	Exelon Corp.	3.950%	6/15/25	22,790	22,060
	Exelon Corp.	3.400%	4/15/26	7,075	6,740
	Exelon Corp.	2.750%	3/15/27	7,000	6,412
	Exelon Corp.	5.150%	3/15/28	10,500	10,464
	Exelon Corp.	4.050%	4/15/30	15,150	14,201
	Exelon Corp.	3.350%	3/15/32	8,000	6,955
	Exelon Corp.	5.300%	3/15/33	11,000	11,006
[3]	Exelon Corp.	4.950%	6/15/35	7,235	6,921
	Exelon Corp.	5.625%	6/15/35	5,880	5,952
	Exelon Corp.	5.100%	6/15/45	6,725	6,293
	Exelon Corp.	4.450%	4/15/46	12,626	10,755
	Exelon Corp.	4.700%	4/15/50	13,011	11,521
	Exelon Corp.	4.100%	3/15/52	7,300	5,898
	Exelon Corp.	5.600%	3/15/53	7,520	7,586
	Florida Power & Light Co.	2.850%	4/1/25	23,717	22,805
	Florida Power & Light Co.	3.125%	12/1/25	6,000	5,740
	Florida Power & Light Co.	4.450%	5/15/26	7,500	7,436
	Florida Power & Light Co.	5.050%	4/1/28	12,555	12,656
	Florida Power & Light Co.	4.400%	5/15/28	9,000	8,831
	Florida Power & Light Co.	4.625%	5/15/30	9,000	8,862
	Florida Power & Light Co.	2.450%	2/3/32	21,895	18,443
	Florida Power & Light Co.	5.100%	4/1/33	3,000	3,049
	Florida Power & Light Co.	4.800%	5/15/33	4,613	4,584
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,056
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,532
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,492
	Florida Power & Light Co.	5.960%	4/1/39	11,319	12,210
	Florida Power & Light Co.	5.250%	2/1/41	975	977
	Florida Power & Light Co.	4.125%	2/1/42	5,425	4,761
	Florida Power & Light Co.	4.050%	6/1/42	4,600	3,976
	Florida Power & Light Co.	3.800%	12/15/42	3,535	2,977
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,543
	Florida Power & Light Co.	3.950%	3/1/48	19,054	16,057
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,682
	Florida Power & Light Co.	3.150%	10/1/49	9,675	7,065
	Florida Power & Light Co.	2.875%	12/4/51	10,500	7,255
	Florida Power & Light Co.	5.300%	4/1/53	8,100	8,386
	Fortis Inc.	3.055%	10/4/26	13,973	12,898
	Georgia Power Co.	3.250%	4/1/26	8,250	7,838
	Georgia Power Co.	3.250%	3/30/27	3,500	3,260
	Georgia Power Co.	4.650%	5/16/28	13,000	12,752
[3]	Georgia Power Co.	2.650%	9/15/29	10,000	8,646
	Georgia Power Co.	4.950%	5/17/33	20,468	20,202
[3]	Georgia Power Co.	4.750%	9/1/40	5,425	4,958
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.300%	3/15/42	11,290	9,735
	Georgia Power Co.	4.300%	3/15/43	6,555	5,528
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	1,847
[3]	Georgia Power Co.	3.250%	3/15/51	7,500	5,275
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,195
	Iberdrola International BV	6.750%	7/15/36	3,835	4,332
[3]	Idaho Power Co.	5.500%	3/15/53	4,250	4,349
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,850
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	4,082
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,755
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	5,041
	Indiana Michigan Power Co.	4.250%	8/15/48	490	412
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,846
	Indiana Michigan Power Co.	5.625%	4/1/53	2,500	2,575
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	10,361
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,324
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	8,020
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,647
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,458
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,198
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,652
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	3,983
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,606
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,074
	ITC Holdings Corp.	5.300%	7/1/43	6,226	5,847
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,566	2,430
[3]	Kentucky Utilities Co.	5.450%	4/15/33	3,750	3,822
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,403
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,793
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	7,816
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,465
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,545
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	8,268
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	9,729
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,850
	MidAmerican Energy Co.	3.650%	4/15/29	9,300	8,646
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,621
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,715
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,374
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,719
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	4,253
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,377
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,588
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,215
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	7,252
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,498
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	3,657
	National Fuel Gas Co.	5.200%	7/15/25	1,921	1,883
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,429
	National Fuel Gas Co.	5.500%	10/1/26	2,990	2,930
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,750
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,420
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,203
	National Grid plc	5.602%	6/12/28	4,000	4,017
	National Grid plc	5.809%	6/12/33	4,547	4,628
	National Grid USA	5.803%	4/1/35	2,817	2,856
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,326
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,000	2,885
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	1,000	1,002
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	6,948
[3]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	14,752
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	1,997
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	10,740
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,486

72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,500	3,488
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,828
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	7,165
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	3,978
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,048
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,719
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,775
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	5,998
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,909	2,709
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,000	2,094
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,724
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	7,655
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	7,078
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	5,176
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	8,468
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,044
[3]	Nevada Power Co.	6.750%	7/1/37	5,575	6,127
[3]	Nevada Power Co.	3.125%	8/1/50	3,114	2,071
[3]	Nevada Power Co.	5.900%	5/1/53	2,000	2,080
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	9,422	9,265
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,500	2,515
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,150	4,073
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	21,322
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	5,000	4,892
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	13,200	13,070
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	13,717
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,330
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	291
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	4,750	4,699
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	39,927
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	19,500	19,228
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	14,056	13,869
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	22,150	21,383
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	4,372
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,884
	NiSource Inc.	0.950%	8/15/25	13,258	12,101
	NiSource Inc.	3.490%	5/15/27	10,500	9,894
	NiSource Inc.	5.250%	3/30/28	1,760	1,762
	NiSource Inc.	2.950%	9/1/29	8,020	7,026
	NiSource Inc.	3.600%	5/1/30	5,000	4,504
	NiSource Inc.	1.700%	2/15/31	14,545	11,396
	NiSource Inc.	5.950%	6/15/41	8,021	8,235
	NiSource Inc.	5.250%	2/15/43	5,120	4,913
	NiSource Inc.	4.800%	2/15/44	4,698	4,272
	NiSource Inc.	5.650%	2/1/45	767	764
	NiSource Inc.	4.375%	5/15/47	14,975	12,816
	NiSource Inc.	3.950%	3/30/48	5,000	4,013
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.000%	6/15/52	10,242	9,457
	Northern States Power Co.	2.250%	4/1/31	4,000	3,333
	Northern States Power Co.	6.250%	6/1/36	840	911
	Northern States Power Co.	6.200%	7/1/37	2,705	2,920
	Northern States Power Co.	5.350%	11/1/39	3,295	3,339
	Northern States Power Co.	4.000%	8/15/45	2,100	1,715
	Northern States Power Co.	3.600%	5/15/46	4,475	3,461
	Northern States Power Co.	3.600%	9/15/47	1,000	786
	Northern States Power Co.	2.900%	3/1/50	7,305	5,031
	Northern States Power Co.	2.600%	6/1/51	5,300	3,398
	Northern States Power Co.	3.200%	4/1/52	4,000	2,865
	Northern States Power Co.	4.500%	6/1/52	5,000	4,509
	Northern States Power Co.	5.100%	5/15/53	7,450	7,341
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,015
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,634
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,310
	NSTAR Electric Co.	5.500%	3/15/40	5,005	5,071
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,035
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,889
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	2,502
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	6,269
	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,368
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,186
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,610
[3]	Ohio Power Co.	1.625%	1/15/31	5,000	3,950
	Ohio Power Co.	5.000%	6/1/33	3,500	3,444
	Ohio Power Co.	4.150%	4/1/48	800	656
	Ohio Power Co.	4.000%	6/1/49	5,178	4,193
[3]	Ohio Power Co.	2.900%	10/1/51	4,975	3,305
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,311
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,534
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,780
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	4,666	4,736
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,815
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	3,095
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	5,064
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	2,920
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,807
[7]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,500	8,278
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,834
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,713
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	8,684
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,014
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	2,550	2,480
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	174
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	2,906
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,511
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	7,113
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	4,494
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	6,029
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,131
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,567
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	6,887
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	3,618
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,439
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	7,437
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	2,355	2,274
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	9,200	8,870
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,506
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,072
	ONE Gas Inc.	4.658%	2/1/44	5,025	4,532
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,582
	Pacific Gas & Electric Co.	4.950%	6/8/25	5,000	4,852
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	5,885
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	946
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	23,570
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,288
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	18,327
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	866
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	15,710
	Pacific Gas & Electric Co.	6.100%	1/15/29	9,908	9,754
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	30,771
	Pacific Gas & Electric Co.	2.500%	2/1/31	19,000	14,905

73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,500	7,732
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	868
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,500	7,366
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,019	5,984
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	21,486
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	8,909
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	3,722
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,147
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	4,990
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,552
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	9,080
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,977	30,669
	Pacific Gas & Electric Co.	3.500%	8/1/50	22,702	14,479
	Pacific Gas & Electric Co.	6.750%	1/15/53	5,750	5,676
	Pacific Gas & Electric Co.	6.700%	4/1/53	7,795	7,667
	PacifiCorp	3.500%	6/15/29	8,000	7,170
	PacifiCorp	2.700%	9/15/30	7,473	6,226
	PacifiCorp	7.700%	11/15/31	985	1,092
	PacifiCorp	5.250%	6/15/35	2,875	2,821
	PacifiCorp	6.100%	8/1/36	3,925	4,008
	PacifiCorp	5.750%	4/1/37	5,853	5,661
	PacifiCorp	6.250%	10/15/37	9,410	9,407
	PacifiCorp	6.350%	7/15/38	2,650	2,660
	PacifiCorp	6.000%	1/15/39	1,135	1,114
	PacifiCorp	4.100%	2/1/42	2,006	1,601
	PacifiCorp	4.125%	1/15/49	14,900	11,520
	PacifiCorp	4.150%	2/15/50	4,000	3,096
	PacifiCorp	3.300%	3/15/51	20,089	13,757
	PacifiCorp	2.900%	6/15/52	3,700	2,309
	PacifiCorp	5.350%	12/1/53	7,785	7,098
	PacifiCorp	5.500%	5/15/54	12,000	11,259
	PECO Energy Co.	4.900%	6/15/33	11,375	11,350
	PECO Energy Co.	5.950%	10/1/36	2,500	2,630
	PECO Energy Co.	4.150%	10/1/44	2,732	2,309
	PECO Energy Co.	3.000%	9/15/49	3,740	2,599
	PECO Energy Co.	2.800%	6/15/50	10,900	7,205
	PECO Energy Co.	3.050%	3/15/51	4,000	2,765
	PECO Energy Co.	2.850%	9/15/51	3,325	2,205
	PECO Energy Co.	4.600%	5/15/52	4,000	3,669
	PECO Energy Co.	4.375%	8/15/52	4,507	3,983
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,080	2,693
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	6,760	5,227
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,566
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	1,000	995
[3]	PG&E Recovery Funding LLC	5.256%	1/15/38	15,970	16,375
[3]	PG&E Recovery Funding LLC	5.536%	7/15/47	4,970	5,153
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	10,157	9,630
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,610	2,500
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,673
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,177
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,361
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	11,404
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	12,025	11,995
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,666
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,900
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	7,555
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,024
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,890	4,879
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,082
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,487
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,900	7,462
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,461
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,581
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	3,630
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,348
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,026
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	2,498
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,550
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,434
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	3,718
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,409
	PPL Electric Utilities Corp.	5.250%	5/15/53	7,000	7,134
	Progress Energy Inc.	6.000%	12/1/39	6,382	6,442
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,026
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,830
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	12,305
[3]	Public Service Co. of Colorado	4.100%	6/1/32	3,000	2,792
[3]	Public Service Co. of Colorado	6.250%	9/1/37	400	429
	Public Service Co. of Colorado	6.500%	8/1/38	75	82
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	4,043
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	3,004
	Public Service Co. of Colorado	3.800%	6/15/47	1,100	863
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,017
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	3,897
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	5,091
[3]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	12,534
[3]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,485
	Public Service Co. of Colorado	5.250%	4/1/53	13,965	13,407
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,272
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,800	4,817
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,000	4,980
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,120
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,062
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,809
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,806
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,536
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,158
[3]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,365
[3]	Public Service Electric & Gas Co.	4.900%	12/15/32	6,300	6,300
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,000	4,910
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	912
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,628
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	525
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,364
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,421
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,329
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	5,285
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	5,988
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,953
[3]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,861
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	3,605	3,641
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,522
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,107
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	13,208
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,095
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,499
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,733
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,031
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,074
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	5,645
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,530
	Puget Sound Energy Inc.	5.638%	4/15/41	925	931
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	5,025
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	4,419
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	7,054
[3]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,144
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,676
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,191
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,506
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,256
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	4,058

74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,748
	San Diego Gas & Electric Co.	5.350%	4/1/53	8,300	8,245
[3]	SCE Recovery Funding LLC	4.697%	6/15/40	4,325	4,220
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	2,004
[3]	SCE Recovery Funding LLC	3.240%	11/15/46	1,600	1,179
[3]	SCE Recovery Funding LLC	5.112%	12/15/47	3,475	3,428
	Sempra Energy	3.300%	4/1/25	8,000	7,679
	Sempra Energy	3.250%	6/15/27	7,595	7,024
	Sempra Energy	3.400%	2/1/28	14,958	13,788
	Sempra Energy	3.700%	4/1/29	5,000	4,575
	Sempra Energy	3.800%	2/1/38	13,250	10,977
	Sempra Energy	6.000%	10/15/39	8,125	8,292
	Sempra Energy	4.000%	2/1/48	4,570	3,554
	Sempra Energy	4.125%	4/1/52	8,350	6,760
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	4,822
[3]	Southern California Edison Co.	0.975%	8/1/24	2,000	1,899
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	11,627
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,682
[3]	Southern California Edison Co.	4.700%	6/1/27	5,000	4,923
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,071
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,423
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,606
	Southern California Edison Co.	6.650%	4/1/29	850	885
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,131
	Southern California Edison Co.	2.250%	6/1/30	7,000	5,854
[3]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,389
	Southern California Edison Co.	2.750%	2/1/32	3,500	2,928
	Southern California Edison Co.	5.950%	11/1/32	5,100	5,348
	Southern California Edison Co.	6.000%	1/15/34	5,655	5,864
[3]	Southern California Edison Co.	5.750%	4/1/35	800	812
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	3,993
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,424
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,883
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,515
	Southern California Edison Co.	5.500%	3/15/40	5,472	5,375
	Southern California Edison Co.	4.500%	9/1/40	6,882	6,002
	Southern California Edison Co.	4.050%	3/15/42	16,496	13,352
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	2,396
	Southern California Edison Co.	4.650%	10/1/43	8,575	7,505
[3]	Southern California Edison Co.	3.600%	2/1/45	9,900	7,251
	Southern California Edison Co.	4.000%	4/1/47	13,531	10,784
[3]	Southern California Edison Co.	4.125%	3/1/48	13,370	10,871
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,740
	Southern California Edison Co.	3.650%	2/1/50	15,452	11,558
[3]	Southern California Edison Co.	2.950%	2/1/51	7,000	4,582
[3]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,939
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,794
[3]	Southern California Edison Co.	5.450%	6/1/52	3,800	3,696
	Southern California Edison Co.	5.700%	3/1/53	5,380	5,393
	Southern California Edison Co.	5.875%	12/1/53	8,000	8,170
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,071
	Southern California Gas Co.	3.200%	6/15/25	560	536
[3]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,204
	Southern California Gas Co.	2.950%	4/15/27	12,000	11,199
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,626
	Southern California Gas Co.	5.200%	6/1/33	5,000	4,941
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,196
[3]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,672
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	3,772
[3]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,521
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,649
	Southern California Gas Co.	5.750%	6/1/53	5,400	5,478
	Southern Co.	4.475%	8/1/24	6,440	6,324
	Southern Co.	5.150%	10/6/25	2,000	1,992
	Southern Co.	3.250%	7/1/26	22,141	20,845
	Southern Co.	5.113%	8/1/27	5,300	5,247
[3]	Southern Co.	1.750%	3/15/28	5,000	4,274
	Southern Co.	4.850%	6/15/28	17,020	16,710
[3]	Southern Co.	3.700%	4/30/30	2,200	2,020
	Southern Co.	5.700%	10/15/32	5,050	5,235
	Southern Co.	5.200%	6/15/33	25,245	25,061
	Southern Co.	4.250%	7/1/36	11,245	10,018
	Southern Co.	4.400%	7/1/46	23,836	20,434
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern Co.	4.000%	1/15/51	5,000	4,640
[3]	Southern Co.	3.750%	9/15/51	13,919	11,855
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,255
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	11,401
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,504	6,453
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,364
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,239
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,646
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	11,210
	Southern Power Co.	4.150%	12/1/25	4,525	4,428
	Southern Power Co.	0.900%	1/15/26	1,000	896
	Southern Power Co.	5.150%	9/15/41	4,990	4,666
	Southern Power Co.	5.250%	7/15/43	2,635	2,420
[3]	Southern Power Co.	4.950%	12/15/46	3,965	3,466
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,021
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,319
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,060
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,400
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,903
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,788
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,320
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	5,767
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,506
	Southwestern Electric Power Co.	5.300%	4/1/33	4,500	4,450
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,623
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	4,955
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	7,535
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	4,701
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,617
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	6,115
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,503
[3]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	3,080
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,775
[3]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	8,180
	Spire Missouri Inc.	4.800%	2/15/33	3,000	2,958
	Tampa Electric Co.	3.875%	7/12/24	1,100	1,081
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,688
	Tampa Electric Co.	4.100%	6/15/42	2,250	1,910
	Tampa Electric Co.	4.350%	5/15/44	2,300	1,939
	Tampa Electric Co.	4.300%	6/15/48	4,065	3,397
	Tampa Electric Co.	3.625%	6/15/50	2,000	1,485
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,229
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,649
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,878
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,914
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	1,974
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,613
	Tucson Electric Power Co.	4.850%	12/1/48	2,675	2,364
	Tucson Electric Power Co.	5.500%	4/15/53	4,750	4,730
	Union Electric Co.	2.950%	6/15/27	17,194	16,024
	Union Electric Co.	3.500%	3/15/29	3,650	3,364
	Union Electric Co.	2.950%	3/15/30	4,525	4,015
	Union Electric Co.	2.150%	3/15/32	5,600	4,483
	Union Electric Co.	5.300%	8/1/37	3,882	3,841
	Union Electric Co.	8.450%	3/15/39	2,365	3,110
	Union Electric Co.	3.900%	9/15/42	175	143
	Union Electric Co.	3.650%	4/15/45	3,625	2,807
	Union Electric Co.	4.000%	4/1/48	8,500	6,966
	Union Electric Co.	3.250%	10/1/49	4,840	3,420
	Union Electric Co.	2.625%	3/15/51	7,500	4,808
	Union Electric Co.	3.900%	4/1/52	5,200	4,236
	Union Electric Co.	5.450%	3/15/53	5,500	5,610
	United Utilities plc	6.875%	8/15/28	175	189
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,294
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,130
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	13,432
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,490
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	10,952
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,562
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	20,814
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,452
	Virginia Electric & Power Co.	5.000%	4/1/33	7,500	7,414
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,069

75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,090
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,339
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	6,573
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	14,260
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	6,005	5,317
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,584
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	6,062
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	7,699
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	5,937
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	9,512
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,728
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	13,195
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,775
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	5,400	4,775
	Virginia Electric & Power Co.	5.450%	4/1/53	10,740	10,780
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,737
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,209
	WEC Energy Group Inc.	3.550%	6/15/25	926	886
	WEC Energy Group Inc.	5.000%	9/27/25	1,587	1,573
	WEC Energy Group Inc.	4.750%	1/9/26	4,500	4,435
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	1,999
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	9,827
	WEC Energy Group Inc.	4.750%	1/15/28	4,500	4,401
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,564
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	3,980
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,899
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,144
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	10,786
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	156
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	101
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,354
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,135
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	4,010
	Wisconsin Power & Light Co.	4.950%	4/1/33	3,500	3,461
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,299
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	3,016
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,006
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,060
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	3,947
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,677
	Xcel Energy Inc.	3.300%	6/1/25	12,900	12,358
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,540
	Xcel Energy Inc.	4.000%	6/15/28	13,245	12,643
	Xcel Energy Inc.	2.600%	12/1/29	23,005	19,687
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,078
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,546
	Xcel Energy Inc.	4.600%	6/1/32	3,000	2,839
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,759
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,731
					5,753,578
Total Corporate Bonds (Cost $74,462,820)					66,094,695
Sovereign Bonds (3.3%)
[3]	African Development Bank	0.875%	3/23/26	36,000	32,530
[3]	African Development Bank	0.875%	7/22/26	18,725	16,731
[3]	African Development Bank	4.375%	11/3/27	31,200	31,231
	African Development Bank	4.375%	3/14/28	21,900	21,962
[3]	Asian Development Bank	4.125%	9/27/24	14,550	14,325
[3]	Asian Development Bank	0.625%	10/8/24	25,000	23,566
	Asian Development Bank	1.500%	10/18/24	27,500	26,194
[3]	Asian Development Bank	2.000%	1/22/25	13,225	12,600
[3]	Asian Development Bank	2.125%	3/19/25	13,404	12,750
	Asian Development Bank	0.625%	4/29/25	13,400	12,378
[3]	Asian Development Bank	2.875%	5/6/25	43,180	41,547
[3]	Asian Development Bank	4.625%	6/13/25	14,950	14,845
[3]	Asian Development Bank	0.375%	9/3/25	75,611	68,759
	Asian Development Bank	4.250%	1/9/26	46,600	46,108
[3]	Asian Development Bank	0.500%	2/4/26	67,225	60,464
[3]	Asian Development Bank	1.000%	4/14/26	40,000	36,249
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,584
[3]	Asian Development Bank	1.750%	8/14/26	7,666	7,049
[3]	Asian Development Bank	2.625%	1/12/27	11,224	10,547
[3]	Asian Development Bank	1.500%	1/20/27	48,150	43,468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asian Development Bank	2.375%	8/10/27	5,265	4,884
	Asian Development Bank	6.220%	8/15/27	2,175	2,309
[3]	Asian Development Bank	3.125%	8/20/27	39,175	37,421
[3]	Asian Development Bank	2.500%	11/2/27	46,115	42,841
[3]	Asian Development Bank	2.750%	1/19/28	450	422
[3]	Asian Development Bank	3.750%	4/25/28	31,150	30,459
[3]	Asian Development Bank	1.250%	6/9/28	5,000	4,335
[3]	Asian Development Bank	3.125%	9/26/28	15,188	14,382
[3]	Asian Development Bank	1.750%	9/19/29	6,340	5,512
[3]	Asian Development Bank	1.875%	1/24/30	10,865	9,456
[3]	Asian Development Bank	0.750%	10/8/30	19,000	15,021
[3]	Asian Development Bank	1.500%	3/4/31	34,200	28,443
	Asian Development Bank	3.125%	4/27/32	25,000	23,400
[3]	Asian Development Bank	3.875%	9/28/32	9,600	9,505
[3]	Asian Development Bank	4.000%	1/12/33	22,530	22,518
[3]	Asian Development Bank	3.875%	6/14/33	22,450	22,205
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	12,998
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	28,976
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	29,536
	Asian Infrastructure Investment Bank	3.750%	9/14/27	60,000	58,339
	Asian Infrastructure Investment Bank	4.000%	1/18/28	25,315	24,831
	Canadian Government Bond	1.625%	1/22/25	26,500	25,125
	Canadian Government Bond	2.875%	4/28/25	28,580	27,524
	Canadian Government Bond	0.750%	5/19/26	45,000	40,383
	Canadian Government Bond	3.750%	4/26/28	32,300	31,637
	Corp. Andina de Fomento	1.250%	10/26/24	19,000	17,871
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,223
	Corp. Andina de Fomento	5.250%	11/21/25	25,715	25,571
	Corp. Andina de Fomento	4.750%	4/1/26	7,240	7,112
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,278
	Council of Europe Development Bank	1.375%	2/27/25	11,435	10,761
	Council of Europe Development Bank	3.000%	6/16/25	6,240	6,001
	Council of Europe Development Bank	3.750%	5/25/26	13,075	12,768
	Council of Europe Development Bank	0.875%	9/22/26	20,900	18,579
	Council of Europe Development Bank	3.625%	1/26/28	16,100	15,658
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,808
	Equinor ASA	3.250%	11/10/24	10,194	9,899
	Equinor ASA	2.875%	4/6/25	500	479
	Equinor ASA	1.750%	1/22/26	10,247	9,457
	Equinor ASA	3.000%	4/6/27	3,254	3,046
	Equinor ASA	7.250%	9/23/27	4,350	4,758
	Equinor ASA	3.625%	9/10/28	9,652	9,212
[7]	Equinor ASA	6.500%	12/1/28	225	241
	Equinor ASA	3.125%	4/6/30	17,391	15,943
	Equinor ASA	2.375%	5/22/30	26,288	22,875
	Equinor ASA	5.100%	8/17/40	11,100	11,129
	Equinor ASA	4.250%	11/23/41	3,100	2,783
	Equinor ASA	3.950%	5/15/43	3,025	2,599
	Equinor ASA	4.800%	11/8/43	12,295	11,762
	Equinor ASA	3.250%	11/18/49	11,671	8,764
	Equinor ASA	3.700%	4/6/50	19,825	16,134
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	1,911
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,139
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	19,217
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	20,000
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	23,569
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	35,400	35,569
	European Investment Bank	0.375%	7/24/24	41,800	39,648
	European Investment Bank	2.500%	10/15/24	9,922	9,577

76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	1.875%	2/10/25	15,100	14,349
	European Investment Bank	1.625%	3/14/25	47,900	45,234
	European Investment Bank	0.625%	7/25/25	52,600	48,294
	European Investment Bank	2.750%	8/15/25	60,000	57,476
	European Investment Bank	0.375%	12/15/25	57,200	51,546
	European Investment Bank	0.375%	3/26/26	65,800	58,721
	European Investment Bank	2.125%	4/13/26	23,000	21,521
	European Investment Bank	0.750%	10/26/26	28,000	24,788
[3]	European Investment Bank	1.375%	3/15/27	31,000	27,789
	European Investment Bank	2.375%	5/24/27	22,528	20,890
	European Investment Bank	0.625%	10/21/27	4,000	3,433
	European Investment Bank	3.250%	11/15/27	27,000	25,919
	European Investment Bank	3.875%	3/15/28	51,700	50,877
	European Investment Bank	1.625%	10/9/29	3,060	2,651
	European Investment Bank	0.875%	5/17/30	3,000	2,435
	European Investment Bank	3.625%	7/15/30	48,625	47,254
	European Investment Bank	0.750%	9/23/30	17,010	13,573
	European Investment Bank	1.250%	2/14/31	23,015	18,908
	European Investment Bank	3.750%	2/14/33	25,875	25,490
	European Investment Bank	4.875%	2/15/36	14,460	15,531
[8]	Export Development Canada	3.375%	8/26/25	28,000	27,165
[8]	Export Development Canada	4.375%	6/29/26	33,300	33,074
[8]	Export Development Canada	3.000%	5/25/27	22,100	20,949
[8]	Export Development Canada	3.875%	2/14/28	23,300	22,890
	Export-Import Bank of Korea	4.000%	9/15/24	21,150	20,748
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	12,892
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	946
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	5,903
	Export-Import Bank of Korea	4.875%	1/11/26	4,800	4,737
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,428
	Export-Import Bank of Korea	2.625%	5/26/26	10,500	9,718
	Export-Import Bank of Korea	3.250%	8/12/26	425	399
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,017
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,733
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,575
	Export-Import Bank of Korea	5.000%	1/11/28	6,300	6,335
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	15,432
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,695
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,322
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,228
	Export-Import Bank of Korea	5.125%	1/11/33	13,070	13,495
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	7,282
[3]	Hong Kong Government International Bond	1.750%	11/24/31	1,000	832
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	7,392
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	4,733
	Inter-American Development Bank	3.250%	7/1/24	15,000	14,674
	Inter-American Development Bank	0.500%	9/23/24	40,000	37,704
	Inter-American Development Bank	2.125%	1/15/25	21,000	20,060
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	24,113
	Inter-American Development Bank	0.875%	4/3/25	6,114	5,687
	Inter-American Development Bank	7.000%	6/15/25	6,750	6,974
	Inter-American Development Bank	0.625%	7/15/25	35,475	32,574
[3]	Inter-American Development Bank	0.875%	4/20/26	40,000	36,089
[3,5]	Inter-American Development Bank	4.500%	5/15/26	30,000	29,888
[3]	Inter-American Development Bank	2.000%	6/2/26	29,907	27,783
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,147
	Inter-American Development Bank	2.375%	7/7/27	28,500	26,461
	Inter-American Development Bank	0.625%	9/16/27	33,700	28,968
	Inter-American Development Bank	4.000%	1/12/28	54,600	53,989
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	1.125%	7/20/28	21,100	18,097
	Inter-American Development Bank	3.125%	9/18/28	25,000	23,641
	Inter-American Development Bank	2.250%	6/18/29	23,200	20,765
[3]	Inter-American Development Bank	1.125%	1/13/31	70,825	57,290
[3]	Inter-American Development Bank	3.500%	4/12/33	24,100	23,139
[3]	Inter-American Development Bank	3.875%	10/28/41	350	329
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,875
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,602
	Inter-American Investment Corp.	4.125%	2/15/28	13,000	12,803
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	26,704
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	45,458
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	17,029
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	29,911
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	77,600
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	54,769
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	35,726
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	47,209
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	18,915
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	492
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	23,736
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,395
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	95,296
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	13,931
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	37,853
[3]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	19,708
	International Bank for Reconstruction & Development	3.500%	7/12/28	53,100	51,283
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	21,010
	International Bank for Reconstruction & Development	3.625%	9/21/29	16,150	15,686
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,001
	International Bank for Reconstruction & Development	3.875%	2/14/30	38,825	38,242
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	12,103
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	29,238
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	65,138
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	79,514
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	28,391
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,620
[3]	International Finance Corp.	1.375%	10/16/24	12,260	11,662
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,405
[3]	International Finance Corp.	2.125%	4/7/26	15,290	14,298
	International Finance Corp.	0.750%	8/27/30	8,965	7,114
[9]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	18,207

77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	Japan Bank for International Cooperation	3.375%	7/31/23	225	225
[3,9]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,002
[3,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,770
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	28,000	26,816
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	15,537
[3,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,166
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	27,660	27,202
[3,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	1,973
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	14,425	14,174
[3,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,519
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	17,674
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	11,913
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	20,198
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	11,380
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	15,268
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	20,560	17,957
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,018
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	8,826
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	16,127
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	7,775
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	28,204
[9]	Japan International Cooperation Agency	4.000%	5/23/28	7,825	7,599
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,236
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,145
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,021
[10]	KFW	1.375%	8/5/24	21,200	20,285
[10]	KFW	0.500%	9/20/24	42,400	39,975
[10]	KFW	2.500%	11/20/24	49,500	47,661
[10]	KFW	1.250%	1/31/25	45,925	43,207
[10]	KFW	2.000%	5/2/25	16,640	15,761
[10]	KFW	0.375%	7/18/25	78,450	71,628
[10]	KFW	0.625%	1/22/26	65,400	59,076
[10]	KFW	3.625%	4/1/26	34,150	33,280
[10]	KFW	1.000%	10/1/26	25,000	22,370
[10]	KFW	3.000%	5/20/27	80,330	76,225
[10]	KFW	3.750%	2/15/28	44,000	43,042
[10]	KFW	2.875%	4/3/28	18,635	17,527
[10]	KFW	3.875%	6/15/28	45,775	45,109
[10]	KFW	1.750%	9/14/29	7,225	6,318
[10]	KFW	0.750%	9/30/30	34,750	27,623
[10]	KFW	0.000%	4/18/36	13,280	7,891
[10]	KFW	0.000%	6/29/37	27,892	15,740
	Korea Development Bank	2.125%	10/1/24	4,300	4,123
	Korea Development Bank	0.750%	1/25/25	9,450	8,793
	Korea Development Bank	3.000%	1/13/26	1,100	1,038
	Korea Development Bank	1.375%	4/25/27	11,000	9,682
	Korea Development Bank	4.375%	2/15/28	24,425	23,951
	Korea Development Bank	1.625%	1/19/31	9,500	7,661
	Korea Development Bank	2.000%	10/25/31	6,500	5,302
	Korea Development Bank	4.375%	2/15/33	29,000	28,198
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	5,668
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	13,853
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	23,843
[3,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	10,740
[3,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	21,436
[3,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	16,450	16,190
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	17,325
	Nordic Investment Bank	0.375%	9/20/24	5,500	5,184
	Nordic Investment Bank	0.375%	9/11/25	22,100	20,091
[3]	Nordic Investment Bank	0.500%	1/21/26	15,650	14,096
	Nordic Investment Bank	4.375%	3/14/28	35,075	35,250
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	12,423
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	19,202
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	7,090	6,982
[3,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	26,392
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,578
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	21,200	21,147
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,127
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	25,986
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	16,020	17,362
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	6,822	8,411
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	6,028	5,477
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	35,580	35,538
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	27,649
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	150	145
[12]	Petroleos Mexicanos	2.378%	4/15/25	380	366
	Province of Alberta	1.875%	11/13/24	15,000	14,303
	Province of Alberta	1.000%	5/20/25	12,395	11,473
	Province of Alberta	3.300%	3/15/28	14,000	13,291
	Province of Alberta	1.300%	7/22/30	25,282	20,553
[3]	Province of British Columbia	6.500%	1/15/26	622	644
	Province of British Columbia	2.250%	6/2/26	6,647	6,202
	Province of British Columbia	0.900%	7/20/26	15,000	13,394
	Province of British Columbia	1.300%	1/29/31	8,300	6,723
[5]	Province of British Columbia	4.200%	7/6/33	14,650	14,614
	Province of British Columbia	7.250%	9/1/36	2,681	3,448
	Province of Manitoba	2.125%	6/22/26	9,782	9,068
[3]	Province of Manitoba	1.500%	10/25/28	5,300	4,570
	Province of New Brunswick	3.625%	2/24/28	5,300	5,080
	Province of Ontario	1.050%	4/14/26	9,950	8,999
	Province of Ontario	2.500%	4/27/26	8,000	7,524
	Province of Ontario	2.300%	6/15/26	20,000	18,657
	Province of Ontario	3.100%	5/19/27	51,760	48,938
	Province of Ontario	2.000%	10/2/29	17,000	14,838
	Province of Ontario	1.125%	10/7/30	14,200	11,388
	Province of Ontario	1.600%	2/25/31	59,500	48,975
	Province of Ontario	1.800%	10/14/31	9,000	7,492
[3]	Province of Ontario	2.125%	1/21/32	12,000	10,219
[3]	Province of Quebec	2.875%	10/16/24	10,000	9,683
[3]	Province of Quebec	1.500%	2/11/25	16,354	15,412
	Province of Quebec	0.600%	7/23/25	22,600	20,706
	Province of Quebec	2.500%	4/20/26	500	471
	Province of Quebec	2.750%	4/12/27	43,050	40,227
	Province of Quebec	3.625%	4/13/28	14,300	13,790
[3]	Province of Quebec	7.500%	9/15/29	11,407	13,282
	Province of Quebec	1.350%	5/28/30	14,200	11,718
	Province of Quebec	1.900%	4/21/31	88,000	74,189
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,603
	Republic of Chile	3.125%	3/27/25	3,330	3,226
	Republic of Chile	3.125%	1/21/26	8,894	8,518
[3]	Republic of Chile	2.750%	1/31/27	15,800	14,654
[3]	Republic of Chile	3.240%	2/6/28	31,810	29,897
[3]	Republic of Chile	2.450%	1/31/31	10,937	9,440
[3]	Republic of Chile	2.550%	1/27/32	7,037	6,020
[3]	Republic of Chile	2.550%	7/27/33	42,853	35,045
[3]	Republic of Chile	3.500%	1/31/34	20,420	18,004
[3,5]	Republic of Chile	4.950%	1/5/36	17,900	17,691
[3]	Republic of Chile	3.100%	5/7/41	42,810	32,267
[3]	Republic of Chile	4.340%	3/7/42	12,504	11,117
[3]	Republic of Chile	3.500%	1/25/50	20,300	15,275
[3]	Republic of Chile	4.000%	1/31/52	14,735	12,042
[3,5]	Republic of Chile	5.330%	1/5/54	12,065	11,998
[3]	Republic of Chile	3.100%	1/22/61	16,850	11,029

78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Chile	3.250%	9/21/71	12,750	8,302
	Republic of Finland	6.950%	2/15/26	1,000	1,045
	Republic of Hungary	7.625%	3/29/41	17,441	19,725
[3]	Republic of Indonesia	4.150%	9/20/27	1,000	970
	Republic of Indonesia	3.500%	1/11/28	29,900	28,190
[3]	Republic of Indonesia	4.550%	1/11/28	4,600	4,542
	Republic of Indonesia	4.100%	4/24/28	7,850	7,584
	Republic of Indonesia	4.750%	2/11/29	16,150	16,088
	Republic of Indonesia	3.400%	9/18/29	7,950	7,342
	Republic of Indonesia	2.850%	2/14/30	11,800	10,501
	Republic of Indonesia	3.850%	10/15/30	17,800	16,714
	Republic of Indonesia	1.850%	3/12/31	15,800	12,767
[3]	Republic of Indonesia	2.150%	7/28/31	9,500	7,805
[3]	Republic of Indonesia	3.550%	3/31/32	18,545	16,814
[3]	Republic of Indonesia	4.650%	9/20/32	13,400	13,175
[3]	Republic of Indonesia	4.850%	1/11/33	6,900	6,895
	Republic of Indonesia	4.350%	1/11/48	19,695	17,472
	Republic of Indonesia	5.350%	2/11/49	16,550	16,721
	Republic of Indonesia	3.700%	10/30/49	11,725	9,352
	Republic of Indonesia	3.500%	2/14/50	3,000	2,289
	Republic of Indonesia	4.200%	10/15/50	19,100	16,312
	Republic of Indonesia	3.050%	3/12/51	13,000	9,533
[3]	Republic of Indonesia	4.300%	3/31/52	8,075	6,974
[3]	Republic of Indonesia	5.450%	9/20/52	5,500	5,604
[3]	Republic of Indonesia	5.650%	1/11/53	9,800	10,267
[3]	Republic of Indonesia	3.200%	9/23/61	7,700	5,253
	Republic of Indonesia	4.450%	4/15/70	11,785	10,036
	Republic of Indonesia	3.350%	3/12/71	7,300	5,044
	Republic of Italy	2.375%	10/17/24	24,000	22,926
	Republic of Italy	1.250%	2/17/26	32,100	28,667
	Republic of Italy	2.875%	10/17/29	20,800	18,131
	Republic of Italy	5.375%	6/15/33	21,495	21,408
	Republic of Italy	4.000%	10/17/49	21,600	16,227
	Republic of Italy	3.875%	5/6/51	34,655	25,115
	Republic of Korea	5.625%	11/3/25	1,511	1,516
	Republic of Korea	2.750%	1/19/27	42,176	39,777
	Republic of Korea	2.500%	6/19/29	10,500	9,463
	Republic of Korea	1.000%	9/16/30	7,500	6,048
	Republic of Korea	1.750%	10/15/31	6,750	5,622
	Republic of Korea	4.125%	6/10/44	8,711	8,247
	Republic of Korea	3.875%	9/20/48	5,693	5,102
[3]	Republic of Panama	4.000%	9/22/24	903	883
[3]	Republic of Panama	3.750%	3/16/25	18,566	17,970
	Republic of Panama	7.125%	1/29/26	10,702	11,153
	Republic of Panama	8.875%	9/30/27	7,896	9,051
[3]	Republic of Panama	3.875%	3/17/28	12,590	11,909
	Republic of Panama	9.375%	4/1/29	5,080	6,116
[3]	Republic of Panama	3.160%	1/23/30	16,300	14,266
[3]	Republic of Panama	2.252%	9/29/32	37,475	28,630
[3]	Republic of Panama	3.298%	1/19/33	2,000	1,670
[3]	Republic of Panama	6.400%	2/14/35	24,039	25,092
[3]	Republic of Panama	6.700%	1/26/36	17,063	18,254
[3]	Republic of Panama	4.500%	5/15/47	6,643	5,293
[3]	Republic of Panama	4.500%	4/16/50	29,718	23,050
[3]	Republic of Panama	4.300%	4/29/53	16,050	11,950
[3]	Republic of Panama	6.853%	3/28/54	9,700	10,131
[3]	Republic of Panama	4.500%	4/1/56	33,156	24,836
[3]	Republic of Panama	3.870%	7/23/60	35,521	23,501
[3]	Republic of Panama	4.500%	1/19/63	13,800	10,097
	Republic of Peru	7.350%	7/21/25	7,900	8,184
[3]	Republic of Peru	2.392%	1/23/26	15,200	14,165
	Republic of Peru	4.125%	8/25/27	10,800	10,526
	Republic of Peru	2.844%	6/20/30	3,525	3,085
[3]	Republic of Peru	2.783%	1/23/31	60,256	51,624
[3]	Republic of Peru	1.862%	12/1/32	14,900	11,479
	Republic of Peru	8.750%	11/21/33	23,693	29,987
[3]	Republic of Peru	3.000%	1/15/34	25,300	20,995
[3]	Republic of Peru	6.550%	3/14/37	10,180	11,411
[3]	Republic of Peru	3.300%	3/11/41	14,300	10,996
	Republic of Peru	5.625%	11/18/50	24,633	25,259
[3]	Republic of Peru	3.550%	3/10/51	7,500	5,605
[3]	Republic of Peru	2.780%	12/1/60	19,250	11,726
[3]	Republic of Peru	3.600%	1/15/72	10,500	7,124
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Peru	3.230%	7/28/21	14,925	9,001
	Republic of Poland	3.250%	4/6/26	14,350	13,820
[3]	Republic of Poland	5.500%	11/16/27	15,257	15,655
[3]	Republic of Poland	5.750%	11/16/32	16,050	16,841
[3]	Republic of Poland	4.875%	10/4/33	26,700	26,223
[3]	Republic of Poland	5.500%	4/4/53	29,800	30,075
	Republic of the Philippines	9.500%	10/21/24	2,170	2,306
	Republic of the Philippines	10.625%	3/16/25	8,525	9,337
	Republic of the Philippines	5.500%	3/30/26	9,350	9,534
	Republic of the Philippines	3.229%	3/29/27	5,200	4,915
	Republic of the Philippines	5.170%	10/13/27	10,200	10,379
	Republic of the Philippines	3.000%	2/1/28	46,550	43,232
	Republic of the Philippines	4.625%	7/17/28	1,600	1,605
	Republic of the Philippines	3.750%	1/14/29	19,000	18,163
	Republic of the Philippines	9.500%	2/2/30	12,800	16,138
	Republic of the Philippines	2.457%	5/5/30	11,800	10,190
	Republic of the Philippines	7.750%	1/14/31	15,750	18,632
	Republic of the Philippines	1.648%	6/10/31	9,684	7,690
	Republic of the Philippines	1.950%	1/6/32	9,075	7,270
	Republic of the Philippines	6.375%	1/15/32	11,504	12,800
	Republic of the Philippines	3.556%	9/29/32	14,300	13,035
	Republic of the Philippines	5.609%	4/13/33	8,700	9,222
	Republic of the Philippines	5.000%	7/17/33	13,050	13,271
	Republic of the Philippines	6.375%	10/23/34	21,140	23,608
	Republic of the Philippines	5.000%	1/13/37	9,150	9,141
	Republic of the Philippines	3.950%	1/20/40	25,190	21,880
	Republic of the Philippines	3.700%	3/1/41	17,108	14,207
	Republic of the Philippines	3.700%	2/2/42	21,838	18,123
	Republic of the Philippines	2.950%	5/5/45	14,130	10,154
	Republic of the Philippines	2.650%	12/10/45	17,528	11,835
	Republic of the Philippines	3.200%	7/6/46	25,400	18,830
	Republic of the Philippines	4.200%	3/29/47	10,504	9,060
	Republic of the Philippines	5.950%	10/13/47	10,000	10,959
	Republic of the Philippines	5.500%	1/17/48	10,700	11,114
	State of Israel	2.875%	3/16/26	10,713	10,155
	State of Israel	3.250%	1/17/28	6,795	6,347
	State of Israel	2.500%	1/15/30	12,125	10,612
	State of Israel	2.750%	7/3/30	22,627	19,992
	State of Israel	4.500%	1/17/33	31,375	30,824
	State of Israel	4.500%	1/30/43	10,330	9,487
	State of Israel	4.125%	1/17/48	10,725	9,186
	State of Israel	3.375%	1/15/50	25,525	19,215
	State of Israel	3.875%	7/3/50	19,450	16,009
	State of Israel	4.500%	4/3/20	11,950	9,663
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	4,920
	Svensk Exportkredit AB	0.625%	10/7/24	38,000	35,768
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	13,146
[3]	Svensk Exportkredit AB	4.000%	7/15/25	12,925	12,669
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	18,870
[3]	Svensk Exportkredit AB	4.625%	11/28/25	13,851	13,754
[3]	Svensk Exportkredit AB	4.375%	2/13/26	13,600	13,437
[3]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,002
	Svensk Exportkredit AB	4.125%	6/14/28	13,250	13,084
[3]	United Mexican States	3.900%	4/27/25	10,750	10,582
	United Mexican States	4.125%	1/21/26	25,790	25,313
	United Mexican States	4.150%	3/28/27	29,155	28,573
	United Mexican States	3.750%	1/11/28	27,600	26,262
[3]	United Mexican States	5.400%	2/9/28	13,150	13,370
	United Mexican States	4.500%	4/22/29	24,900	24,176
[3]	United Mexican States	3.250%	4/16/30	28,400	25,302
[3]	United Mexican States	2.659%	5/24/31	35,800	29,792
[3]	United Mexican States	8.300%	8/15/31	4,390	5,190
[3]	United Mexican States	4.750%	4/27/32	12,350	11,796
[3]	United Mexican States	7.500%	4/8/33	4,200	4,769
[3]	United Mexican States	4.875%	5/19/33	21,850	20,882
[3]	United Mexican States	3.500%	2/12/34	29,119	24,406
[3]	United Mexican States	6.750%	9/27/34	4,764	5,178
[3]	United Mexican States	6.350%	2/9/35	37,900	39,892
	United Mexican States	6.050%	1/11/40	29,032	29,484
[3]	United Mexican States	4.280%	8/14/41	57,496	47,547
[3]	United Mexican States	4.750%	3/8/44	40,333	34,620
	United Mexican States	5.550%	1/21/45	20,125	19,233
	United Mexican States	4.600%	1/23/46	23,691	19,738

79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.350%	1/15/47	23,594	18,933
	United Mexican States	4.600%	2/10/48	23,396	19,300
[3]	United Mexican States	4.500%	1/31/50	23,200	18,933
[3]	United Mexican States	5.000%	4/27/51	20,890	18,148
[3]	United Mexican States	4.400%	2/12/52	23,025	18,193
[3]	United Mexican States	6.338%	5/4/53	31,040	31,690
[3]	United Mexican States	3.771%	5/24/61	48,600	33,083
[3]	United Mexican States	5.750%	10/12/10	24,333	21,747
Total Sovereign Bonds (Cost $9,112,895)					8,327,566
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,150	1,116
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	3,825	2,952
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,585
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,569
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	6,727
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	13,898
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	3,315	3,906
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	18,354
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	6,450
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	9,441
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,852
	Broward County FL Airport System Revenue	3.477%	10/1/43	375	307
	California Earthquake Authority Revenue	5.603%	7/1/27	3,600	3,599
	California GO	3.375%	4/1/25	8,500	8,223
	California GO	2.650%	4/1/26	5,000	4,701
	California GO	1.700%	2/1/28	4,125	3,618
	California GO	3.500%	4/1/28	5,500	5,221
	California GO	2.500%	10/1/29	7,630	6,732
	California GO	1.750%	11/1/30	9,464	7,752
	California GO	6.000%	3/1/33	4,200	4,614
	California GO	4.500%	4/1/33	14,070	13,841
	California GO	7.500%	4/1/34	22,580	27,495
	California GO	4.600%	4/1/38	11,425	10,952
	California GO	7.550%	4/1/39	31,220	39,331
	California GO	7.300%	10/1/39	19,015	22,960
	California GO	7.350%	11/1/39	16,730	20,351
	California GO	7.625%	3/1/40	14,985	18,836
	California GO	7.600%	11/1/40	20,835	26,600
	California GO	5.200%	3/1/43	4,700	4,647
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	800	736
	California State Taxable Various Purpose GO	5.125%	3/1/38	4,700	4,724
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,732
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,122
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,598
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,777
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,944
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,660	1,742
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,751
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,494
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	9,753
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	6,203
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	7,475	8,472
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,300	1,473
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	4,107
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,567
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,363
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,040
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	2,926
	Connecticut GO	5.090%	10/1/30	800	790
	Connecticut GO	5.850%	3/15/32	10,205	10,850
	Cook County IL GO	6.229%	11/15/34	2,695	2,923
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	910
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,365
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,587
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,000	3,558
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,573
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,515
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,769
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,141
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,743
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,150
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	8,981
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	11,559
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,478
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,712
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	13,549
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	8,653
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,419

80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	2,911
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,229	10,533
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,769	7,751
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,154	5,452
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,386
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,825	2,299
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	1,958
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,499
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,847
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,780
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	4,185	3,853
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,885	3,520
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,231
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	195
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	17,430
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	2,447
	Houston TX GO	6.290%	3/1/32	9,360	9,875
	Houston TX GO	3.961%	3/1/47	1,270	1,126
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,381
	Illinois GO	5.100%	6/1/33	82,430	81,005
	Illinois GO	6.630%	2/1/35	1,777	1,854
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,590
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,254
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	4,981
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,100	1,086
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,822
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,526
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,188
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	395	380
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,878
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,113
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	5,594
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	2,589
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	7,833
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	6,394
[15]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,456
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	1,772
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	10,246
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	1,566
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	3,630
	Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	18,725
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	8,850
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	7,196
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,124
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	1,300	1,002
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	6,779	6,527
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	4,700	4,688
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,461
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,100	4,130
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	1,900	1,787
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	8,265	7,810
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	13,100	13,361
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	1,971
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	1,970
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	895
	Massachusetts GO	2.663%	9/1/39	3,923	3,134
	Massachusetts GO	5.456%	12/1/39	5,250	5,524

81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts GO	2.514%	7/1/41	7,225	5,377
	Massachusetts GO	2.813%	9/1/43	7,000	5,218
	Massachusetts GO	2.900%	9/1/49	5,495	3,927
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,889
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,422
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,267
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,605
	Massachusetts SO Revenue	4.110%	7/15/31	9,150	8,886
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,996
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	2,850	2,223
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	3,440	3,932
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	5,934
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,501
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	699
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,222
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,941
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	3,375
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,831
	Michigan State University Revenue	4.165%	8/15/22	5,300	4,184
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	3,300	2,529
	Mississippi GO	5.245%	11/1/34	3,220	3,313
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,382
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,822
	National Finance Authority NH Revenue	3.300%	4/1/32	3,600	2,801
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,600
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	7,751
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,924
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,430	3,833
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	21,377
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	24,062
	New York City NY GO	5.517%	10/1/37	3,525	3,693
	New York City NY GO	6.271%	12/1/37	5,425	6,042
	New York City NY GO	5.263%	10/1/52	1,300	1,377
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	5,819
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	816
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,135
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	399
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	6,353
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	14,713
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,650	3,835
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	3,953
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,229
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	975	964
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	9,779
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	633
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	11,454
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,411
New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	5,698
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	9,000	7,075
New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	2,651
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,818
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,360
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	1,648
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	4,436
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,249
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	2,842
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	3,000	3,138
North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	1,683
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	12,682
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,928
Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	3,740

82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	5,031
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	2,983
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,773	3,645
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,399
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,485	4,318
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,185
	Oregon GO	5.892%	6/1/27	8,130	8,292
[15]	Oregon School Boards Association GO	5.528%	6/30/28	375	377
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,938
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,725
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,927
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	2,181
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,202
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	15,582
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,262
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	4,914
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,378
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,584
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,497
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,554
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,300	2,349
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	893
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,765
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	29,910	27,321
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	7,182
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	2,974
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	88
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,440
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,327
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,278
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	634
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,065
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	837
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	3,167
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,407
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	7,045
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,412
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,197
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,802
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,630
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,325
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	945
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	1,993
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	6,980
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	7,137
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,204
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,185	3,329
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,828
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	1,933
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	753
	Texas GO	5.517%	4/1/39	11,570	12,398
	Texas GO	3.211%	4/1/44	4,370	3,553
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	16,200	16,259
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	18,005	18,530
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,714
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,163
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	5,913
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	5,774
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,776
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	3,644
[15]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,437
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,050	1,948
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	22,226
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	4,535	5,293
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,058
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,800	1,670
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,341
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	275	184
	University of California Revenue	0.883%	5/15/25	2,600	2,407
	University of California Revenue	3.063%	7/1/25	14,321	13,784
	University of California Revenue	1.316%	5/15/27	7,550	6,694

83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	1.614%	5/15/30	5,830	4,786
	University of California Revenue	5.946%	5/15/45	5,510	6,008
	University of California Revenue	3.071%	5/15/51	5,900	4,166
	University of California Revenue	4.858%	5/15/12	12,189	10,827
	University of California Revenue	4.767%	5/15/15	4,925	4,293
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,527
	University of Michigan Revenue	3.599%	4/1/47	4,120	3,585
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,711
	University of Michigan Revenue	3.504%	4/1/52	3,950	3,181
	University of Michigan Revenue	3.504%	4/1/52	5,300	4,268
	University of Michigan Revenue	4.454%	4/1/22	12,600	10,920
	University of Minnesota Revenue	4.048%	4/1/52	1,416	1,250
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,809
[14]	University of Oregon Revenue	3.424%	3/1/60	5,270	3,912
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	6,144
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,219
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,072
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,571
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,521
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,585
	University of Virginia Revenue	2.256%	9/1/50	11,890	7,383
	University of Virginia Revenue	4.179%	9/1/17	3,565	2,896
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,441
	Utah GO	4.554%	7/1/24	2,795	2,771
	Utah GO	3.539%	7/1/25	3,978	3,902
	Washington GO	5.140%	8/1/40	3,720	3,784
[15]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	2,770	1,985
[15]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,825	1,839
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	2,872
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,717
Total Taxable Municipal Bonds (Cost $1,873,555)					1,644,066
				Shares
Common Stocks (0.2%)
Exchange-Traded Fund (0.2%)
	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $402,612)			3,750,000	405,525
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[17]	Vanguard Market Liquidity Fund (Cost $2,602,583)	5.150%	26,030,816	2,602,561
Total Investments (100.4%) (Cost $280,240,559)				252,725,498
Other Assets and Liabilities—Net (-0.4%)				(903,803)
Net Assets (100%)				251,821,695
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,918,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $736,680,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
84

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $277,637,976)	250,122,937
Affiliated Issuers (Cost $2,602,583)	2,602,561
Total Investments in Securities	252,725,498
Investment in Vanguard	8,784
Receivables for Investment Securities Sold	1,947,712
Receivables for Accrued Income	1,675,503
Receivables for Capital Shares Issued	22,208
Total Assets	256,379,705
Liabilities
Due to Custodian	2,220
Payables for Investment Securities Purchased	4,550,104
Payables for Capital Shares Redeemed	49
Payables to Vanguard	5,637
Total Liabilities	4,558,010
Net Assets	251,821,695
At June 30, 2023, net assets consisted of:

Paid-in Capital	284,163,921
Total Distributable Earnings (Loss)	(32,342,226)
Net Assets	251,821,695

Investor Shares—Net Assets
Applicable to 13,182,596,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	124,430,203
Net Asset Value Per Share—Investor Shares	$9.44

Institutional Shares—Net Assets
Applicable to 13,496,334,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	127,391,492
Net Asset Value Per Share—Institutional Shares	$9.44
See accompanying Notes, which are an integral part of the Financial Statements.
85

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	3,638,317
Total Income	3,638,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,397
Management and Administrative—Investor Shares	47,348
Management and Administrative—Institutional Shares	8,683
Marketing and Distribution—Investor Shares	3,693
Marketing and Distribution—Institutional Shares	2,141
Custodian Fees	223
Shareholders’ Reports—Investor Shares	513
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	63
Other Expenses	30
Total Expenses	66,100
Expenses Paid Indirectly	(40)
Net Expenses	66,060
Net Investment Income	3,572,257
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,259,324)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,876,256
Net Increase (Decrease) in Net Assets Resulting from Operations	5,189,189
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36,582,000, $34,000, and ($156,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
86

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,572,257	5,386,296
Realized Net Gain (Loss)	(1,259,324)	(3,233,375)
Change in Unrealized Appreciation (Depreciation)	2,876,256	(36,220,510)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,189,189	(34,067,589)
Distributions
Investor Shares	(1,755,304)	(2,850,556)
Institutional Shares	(1,814,175)	(2,711,585)
Total Distributions	(3,569,479)	(5,562,141)
Capital Share Transactions
Investor Shares	8,078,357	(5,423,060)
Institutional Shares	12,043,320	17,725,926
Net Increase (Decrease) from Capital Share Transactions	20,121,677	12,302,866
Total Increase (Decrease)	21,741,387	(27,326,864)
Net Assets
Beginning of Period	230,080,308	257,407,172
End of Period	251,821,695	230,080,308
See accompanying Notes, which are an integral part of the Financial Statements.
87

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.37	$11.05	$11.46	$11.01	$10.42	$10.72
Investment Operations
Net Investment Income[1]	.138	.223	.194	.249	.299	.285
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.672)	(.393)	.551	.590	(.301)
Total from Investment Operations	.208	(1.449)	(.199)	.800	.889	(.016)
Distributions
Dividends from Net Investment Income	(.138)	(.223)	(.194)	(.249)	(.299)	(.284)
Distributions from Realized Capital Gains	—	(.008)	(.017)	(.101)	—	(.000)[2]
Total Distributions	(.138)	(.231)	(.211)	(.350)	(.299)	(.284)
Net Asset Value, End of Period	$9.44	$9.37	$11.05	$11.46	$11.01	$10.42
Total Return[3]	2.22%	-13.19%	-1.73%	7.31%	8.62%	-0.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124,430	$115,524	$141,913	$129,026	$116,505	$91,653
Ratio of Total Expenses to Average Net Assets	0.09%[4]	0.09%[4]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.25%	1.74%	2.17%	2.76%	2.74%
Portfolio Turnover Rate[5]	19%	49%	76%	119%	66%	90%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Includes 5%, 29%, 38%, 32%, 12%, and 22%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.37	$11.05	$11.46	$11.01	$10.42	$10.72
Investment Operations
Net Investment Income[1]	.142	.231	.201	.256	.306	.292
Net Realized and Unrealized Gain (Loss) on Investments	.070	(1.673)	(.393)	.552	.591	(.300)
Total from Investment Operations	.212	(1.442)	(.192)	.808	.897	(.008)
Distributions
Dividends from Net Investment Income	(.142)	(.230)	(.201)	(.257)	(.307)	(.292)
Distributions from Realized Capital Gains	—	(.008)	(.017)	(.101)	—	(.000)[2]
Total Distributions	(.142)	(.238)	(.218)	(.358)	(.307)	(.292)
Net Asset Value, End of Period	$9.44	$9.37	$11.05	$11.46	$11.01	$10.42
Total Return	2.25%	-13.12%	-1.67%	7.38%	8.69%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$127,391	$114,556	$115,495	$92,739	$81,929	$62,455
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%[3]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.34%	1.81%	2.24%	2.83%	2.81%
Portfolio Turnover Rate[4]	19%	49%	76%	119%	66%	90%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Includes 5%, 29%, 38%, 32%, 12%, and 22%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2023, counterparties had deposited in segregated accounts cash of $1,055,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three
89

Total Bond Market II Index Fund
years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $8,784,000, representing less than 0.01% of the fund’s net assets and 3.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
90

Total Bond Market II Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $40,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	167,942,549	—	167,942,549
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,708,536	—	5,708,536
Corporate Bonds	—	66,094,695	—	66,094,695
Sovereign Bonds	—	8,327,566	—	8,327,566
Taxable Municipal Bonds	—	1,644,066	—	1,644,066
Common Stocks	405,525	—	—	405,525
Temporary Cash Investments	2,602,561	—	—	2,602,561
Total	3,008,086	249,717,412	—	252,725,498
E.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	280,739,434
Gross Unrealized Appreciation	366,294
Gross Unrealized Depreciation	(28,380,230)
Net Unrealized Appreciation (Depreciation)	(28,013,936)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $3,063,058,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2023, the fund purchased $10,979,887,000 of investment securities and sold $4,741,397,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $56,808,568,000 and $42,115,820,000, respectively.
91

Total Bond Market II Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,126,461	959,214	14,219,431	1,439,606
Issued in Lieu of Cash Distributions	1,754,861	184,156	2,803,565	285,708
Redeemed	(2,802,965)	(293,599)	(22,446,056)	(2,238,903)
Net Increase (Decrease)—Investor Shares	8,078,357	849,771	(5,423,060)	(513,589)
Institutional Shares
Issued	11,914,573	1,252,900	28,095,358	2,812,568
Issued in Lieu of Cash Distributions	1,814,175	190,383	2,708,708	276,301
Redeemed	(1,685,428)	(176,474)	(13,078,140)	(1,314,283)
Net Increase (Decrease)—Institutional Shares	12,043,320	1,266,809	17,725,926	1,774,586
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
92

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
93

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market II Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6352 082023

Semiannual Report  |  June 30, 2023
Vanguard Inflation-Protected Securities Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,017.80	$1.00
Admiral™ Shares	1,000.00	1,018.40	0.50
Institutional Shares	1,000.00	1,018.70	0.35
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of June 30, 2023
0 - 5 Years	50.7%
5 - 10 Years	35.3
15 - 20 Years	4.2
20 - 25 Years	5.8
Over 25 Years	4.0
The table reflects the fund's investments, except for short-term investments and derivatives.
3

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (98.6%)
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	459,568	445,714
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	955,218	921,195
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	922,409	883,928
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	655,955	649,094
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	777,830	739,794
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,049,876	1,004,609
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	903,029	856,183
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	890,394	848,935
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	421,364	415,575
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	719,387	674,542
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	881,089	827,535
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	1,002,321	937,165
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	835,174	783,629
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	412,178	414,182
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	1,016,250	940,347
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	887,797	832,173
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	1,009,575	994,754
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	943,756	882,703
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	389,266	384,771
United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	728,071	704,641
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	394,894	423,593
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	820,456	777,645
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	708,720	670,965
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	373,201	384,401
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	478,312	528,474
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	799,209	730,026
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	925,436	830,286
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	996,086	893,049
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,032,341	917,642
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,081,537	959,518
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,198,685	1,055,766
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	164,094	186,432
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,233,925	1,134,636
United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	1,072,392	1,028,327
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	210,015	225,146
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	310,607	333,038
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	491,483	417,218
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	386,220	316,452
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	530,643	499,137
4

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	584,646	482,781
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	302,490	262,264
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	368,911	309,303
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	268,138	230,512
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	250,715	215,417
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	395,223	275,959
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	400,181	266,666
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	427,115	283,011
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	206,117	200,643
	United States Treasury Note/Bond	1.000%	7/31/28	100,000	85,766
	United States Treasury Note/Bond	1.500%	11/30/28	100,000	87,469
	United States Treasury Note/Bond	1.375%	12/31/28	70,000	60,725
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	88,422
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	92,641
	United States Treasury Note/Bond	3.875%	9/30/29	120,000	118,838
	United States Treasury Note/Bond	4.125%	11/15/32	118,500	121,111
	United States Treasury Note/Bond	3.500%	2/15/33	75,000	73,078
Total U.S. Government and Agency Obligations (Cost $33,214,553)					30,707,826
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $204,591)	5.150%		2,046,319	204,591
Total Investments (99.3%) (Cost $33,419,144)					30,912,417
Other Assets and Liabilities—Net (0.7%)					230,261
Net Assets (100%)					31,142,678
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $20,501,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	4,001	428,482	(7,277)
10-Year U.S. Treasury Note	September 2023	1,616	181,421	(785)
Ultra 10-Year U.S. Treasury Note	September 2023	4,088	484,172	(3,951)
				(12,013)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(2,169)	(295,458)	(2,534)
				(14,547)
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,214,553)	30,707,826
Affiliated Issuers (Cost $204,591)	204,591
Total Investments in Securities	30,912,417
Investment in Vanguard	1,123
Cash	315
Receivables for Investment Securities Sold	164,609
Receivables for Accrued Income	91,258
Receivables for Capital Shares Issued	51,593
Other Assets	117
Total Assets	31,221,432
Liabilities
Payables for Investment Securities Purchased	774
Payables for Capital Shares Redeemed	49,286
Payables for Distributions	26,705
Payables to Vanguard	1,257
Variation Margin Payable—Futures Contracts	732
Total Liabilities	78,754
Net Assets	31,142,678
7

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	34,823,983
Total Distributable Earnings (Loss)	(3,681,305)
Net Assets	31,142,678

Investor Shares—Net Assets
Applicable to 240,455,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,851,992
Net Asset Value Per Share—Investor Shares	$11.86

Admiral Shares—Net Assets
Applicable to 694,681,606 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,174,366
Net Asset Value Per Share—Admiral Shares	$23.28

Institutional Shares—Net Assets
Applicable to 1,277,481,089 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,116,320
Net Asset Value Per Share—Institutional Shares	$9.48
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	712,855
Total Income	712,855
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,666
Management and Administrative—Investor Shares	2,680
Management and Administrative—Admiral Shares	6,788
Management and Administrative—Institutional Shares	3,275
Marketing and Distribution—Investor Shares	104
Marketing and Distribution—Admiral Shares	545
Marketing and Distribution—Institutional Shares	251
Custodian Fees	28
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—Admiral Shares	128
Shareholders’ Reports—Institutional Shares	100
Trustees’ Fees and Expenses	8
Other Expenses	7
Total Expenses	15,625
Net Investment Income	697,230
Realized Net Gain (Loss)
Investment Securities Sold[1]	(377,606)
Futures Contracts	(50,236)
Realized Net Gain (Loss)	(427,842)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	360,338
Futures Contracts	(18,885)
Change in Unrealized Appreciation (Depreciation)	341,453
Net Increase (Decrease) in Net Assets Resulting from Operations	610,841
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,795,000, $8,000, and ($42,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	697,230	2,770,308
Realized Net Gain (Loss)	(427,842)	(1,017,213)
Change in Unrealized Appreciation (Depreciation)	341,453	(6,580,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	610,841	(4,827,466)
Distributions
Investor Shares	(36,269)	(260,797)
Admiral Shares	(213,720)	(1,498,041)
Institutional Shares	(160,769)	(1,006,969)
Total Distributions	(410,758)	(2,765,807)
Capital Share Transactions
Investor Shares	(251,034)	(215,595)
Admiral Shares	(917,572)	(1,625,032)
Institutional Shares	11,560	(233,139)
Net Increase (Decrease) from Capital Share Transactions	(1,157,046)	(2,073,766)
Total Increase (Decrease)	(956,963)	(9,667,039)
Net Assets
Beginning of Period	32,099,641	41,766,680
End of Period	31,142,678	32,099,641
See accompanying Notes, which are an integral part of the Financial Statements.
10

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.80	$14.49	$14.43	$13.18	$12.47	$13.04
Investment Operations
Net Investment Income[1]	.252	.965	.766	.193	.290	.379
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	(2.672)	.023	1.242	.713	(.572)
Total from Investment Operations	.210	(1.707)	.789	1.435	1.003	(.193)
Distributions
Dividends from Net Investment Income	(.150)	(.983)	(.728)	(.185)	(.293)	(.377)
Distributions from Realized Capital Gains	—	—	(.001)	—	—	—
Total Distributions	(.150)	(.983)	(.729)	(.185)	(.293)	(.377)
Net Asset Value, End of Period	$11.86	$11.80	$14.49	$14.43	$13.18	$12.47
Total Return[2]	1.78%	-11.95%	5.56%	10.90%	8.06%	-1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,852	$3,082	$4,024	$3,570	$3,402	$3,526
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.22%	7.33%	5.26%	1.38%	2.24%	2.96%
Portfolio Turnover Rate	18%	28%	24%	48%	26%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.16	$28.44	$28.32	$25.88	$24.48	$25.60
Investment Operations
Net Investment Income[1]	.509	1.929	1.534	.421	.600	.767
Net Realized and Unrealized Gain (Loss) on Investments	(.082)	(5.252)	.045	2.411	1.394	(1.122)
Total from Investment Operations	.427	(3.323)	1.579	2.832	1.994	(.355)
Distributions
Dividends from Net Investment Income	(.307)	(1.957)	(1.458)	(.392)	(.594)	(.765)
Distributions from Realized Capital Gains	—	—	(.001)	—	—	—
Total Distributions	(.307)	(1.957)	(1.459)	(.392)	(.594)	(.765)
Net Asset Value, End of Period	$23.28	$23.16	$28.44	$28.32	$25.88	$24.48
Total Return[2]	1.84%	-11.85%	5.68%	10.96%	8.16%	-1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,174	$16,985	$22,745	$18,143	$14,310	$13,661
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.34%	7.46%	5.37%	1.54%	2.34%	3.06%
Portfolio Turnover Rate	18%	28%	24%	48%	26%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.43	$11.59	$11.54	$10.54	$9.97	$10.43
Investment Operations
Net Investment Income[1]	.212	.781	.626	.174	.249	.317
Net Realized and Unrealized Gain (Loss) on Investments	(.035)	(2.141)	.021	.989	.565	(.462)
Total from Investment Operations	.177	(1.360)	.647	1.163	.814	(.145)
Distributions
Dividends from Net Investment Income	(.127)	(.800)	(.597)	(.163)	(.244)	(.315)
Distributions from Realized Capital Gains	—	—	(.000)[2]	—	—	—
Total Distributions	(.127)	(.800)	(.597)	(.163)	(.244)	(.315)
Net Asset Value, End of Period	$9.48	$9.43	$11.59	$11.54	$10.54	$9.97
Total Return	1.87%	-11.90%	5.72%	11.05%	8.18%	-1.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,116	$12,033	$14,998	$12,587	$10,250	$9,591
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.44%	7.42%	5.37%	1.56%	2.37%	3.09%
Portfolio Turnover Rate	18%	28%	24%	48%	26%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Inflation-Protected Securities Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
15

Inflation-Protected Securities Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,123,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30,707,826	—	30,707,826
Temporary Cash Investments	204,591	—	—	204,591
Total	204,591	30,707,826	—	30,912,417

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,547	—	—	14,547
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
16

Inflation-Protected Securities Fund
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,440,484
Gross Unrealized Appreciation	81,973
Gross Unrealized Depreciation	(2,624,587)
Net Unrealized Appreciation (Depreciation)	(2,542,614)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $999,212,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $5,833,967,000 of investment securities and sold $6,378,751,000 of investment securities, other than temporary cash investments.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	136,578	11,342	633,109	47,025
Issued in Lieu of Cash Distributions	33,862	2,837	243,251	19,520
Redeemed	(421,474)	(34,997)	(1,091,955)	(83,041)
Net Increase (Decrease)—Investor Shares	(251,034)	(20,818)	(215,595)	(16,496)
Admiral Shares
Issued	1,284,568	54,394	4,960,474	189,263
Issued in Lieu of Cash Distributions	187,991	8,023	1,315,318	53,724
Redeemed	(2,390,131)	(101,172)	(7,900,824)	(309,302)
Net Increase (Decrease)—Admiral Shares	(917,572)	(38,755)	(1,625,032)	(66,315)
Institutional Shares
Issued	1,282,865	133,759	2,684,315	251,132
Issued in Lieu of Cash Distributions	153,105	16,045	954,665	95,882
Redeemed	(1,424,410)	(147,892)	(3,872,119)	(366,000)
Net Increase (Decrease)—Institutional Shares	11,560	1,912	(233,139)	(18,986)
17

Inflation-Protected Securities Fund
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
19

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Inflation-Protected Securities Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1192 082023

Semiannual Report   |   June 30, 2023
Vanguard Ultra-Short Bond ETF

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	30
Liquidity Risk Management	32

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Period Ended June 30, 2023
Ultra-Short Bond ETF	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,020.70	$0.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Ultra-Short Bond ETF
Fund Allocation
As of June 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	14.7%
Corporate Bonds	72.2
Short-Term Reserves	1.3
Sovereign Bonds	0.4
Treasury/Agency	10.6
Commercial Paper	0.8
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (14.6%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	2,940	2,925
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	9,930	9,888
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,408
[1]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	9,350	9,027
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,070
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	5,961	5,912
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	1,823	1,778
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,825
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	1,601	1,588
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	678	665
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,760	2,728
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	478
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,160
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,457
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	2,500	2,483
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	2,160	2,146
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,132
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,489
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,112
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	66	66
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	4,550	4,530
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	5,659	5,604
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	688	685
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	5,080	5,062
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,168
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,198
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,451
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	4,206	4,173
4

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	2,878	2,852
[1]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,498
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	157	156
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	1,849	1,835
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	5,630	5,612
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	1,740	1,731
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	43	42
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	5.817%	10/25/41	440	439
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	2,894	2,884
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	2,440	2,418
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,594
[1]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,527
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,467
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	7,625	7,366
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	217	216
[1,2]	DLLAD LLC Class A2 Series 2023-1	5.190%	4/20/26	2,230	2,213
[1]	DLLMT LLC Class A2 Series 2023-1a	5.780%	11/20/25	4,180	4,152
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	3,000	2,948
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,447
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	705	686
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	132	131
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	1,982	1,958
[1]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	4,030	4,012
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	2,463	2,370
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	5,000	4,952
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	1,217	1,211
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.967%	11/25/41	1,091	1,081
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	397	393
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	531	519
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	577	562
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	1,791	1,781
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,712
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,211
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,860
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,250
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,890	8,382
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	4,121	4,095
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	2,512	2,501
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	3,302	3,294
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,536
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,564
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	1,235	1,186
5

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	1,100	1,090
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	4,720	4,676
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	500	496
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.867%	10/25/41	1,206	1,201
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	189	188
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	413	410
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,475
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,481
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,682
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	662
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,696
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	570	568
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	6,444	6,389
[1]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	10,776	10,710
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	3,230	3,218
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	3,500	3,481
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,215
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,736
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	502
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	3,711	3,683
	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,475
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,623
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	363	362
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	1,029	1,024
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,744
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	458	457
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	455	453
[1]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,248
[1]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	2,991
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	3,430	3,404
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	4,897	4,880
6

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	318	317
	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,545
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	2,165	2,148
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	6,750	6,713
[1]	John Deere Owner Trust Class A2 Series 2023-B	5.590%	6/15/26	2,040	2,037
	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	3,964
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	1,664	1,609
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	3,132	3,096
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	3,800	3,757
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	3,360	3,310
	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,533
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	6,687	6,674
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	3,660	3,645
	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,487
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	5,857	5,815
	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	9,210	9,127
[1]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,090
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.809%	2/3/53	711	703
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	551	531
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	4,366	4,312
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,750	1,726
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	4,200	4,159
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,130	1,116
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	4,390	4,331
	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	3,090	3,052
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,938	1,908
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	317	314
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,205
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,687
[1]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	2,650	2,647
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	520	516
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	3,000	2,986
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	5,611	5,563
7

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	7,918	7,892
	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,102
[1]	Toyota Lease Owner Trust Crass A3 Series 2023-A	4.930%	4/20/26	6,000	5,929
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	7,641	7,617
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,674
	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	3,730	3,696
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	7,500	7,408
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,494
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,497
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,697
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	5,491	5,450
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	8,250	8,226
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	57	57
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,111	2,088
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,873
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	500	488
	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	800	790
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	5	5
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	6,073	6,004
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	6,367	6,356
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	2,720	2,708
	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	3,730	3,701
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	526
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,827
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	765
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $500,017)					495,565
Corporate Bonds (72.0%)
Communications (3.7%)
	AT&T Inc.	0.900%	3/25/24	199	192
	British Telecommunications plc	4.500%	12/4/23	630	626
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,289	1,277
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	25,160	24,673
	Discovery Communications LLC	3.800%	3/13/24	2,000	1,969
	Discovery Communications LLC	3.900%	11/15/24	7,356	7,137
	Fox Corp.	4.030%	1/25/24	16,098	15,920
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,029
	Netflix Inc.	5.875%	2/15/25	2,760	2,772
[2]	Netflix Inc.	3.625%	6/15/25	3,080	2,970
8

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	NTT Finance Corp.	0.583%	3/1/24	10,905	10,526
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,452
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	1,800	1,750
	Sprint LLC	7.875%	9/15/23	7,895	7,919
	Sprint LLC	7.625%	2/15/25	7,356	7,511
	Take-Two Interactive Software Inc.	3.300%	3/28/24	809	794
	Verizon Communications Inc.	0.750%	3/22/24	16,482	15,908
	Vodafone Group plc	3.750%	1/16/24	4,500	4,450
	Walt Disney Co.	3.700%	9/15/24	1,870	1,831
	Warnermedia Holdings Inc.	3.428%	3/15/24	6,906	6,768
	Warnermedia Holdings Inc.	3.638%	3/15/25	2,000	1,929
					126,403
Consumer Discretionary (5.0%)
	Amazon.com Inc.	2.800%	8/22/24	2,600	2,529
[5]	Amazon.com Inc.	4.700%	11/29/24	15,000	14,915
	Amazon.com Inc.	3.800%	12/5/24	1,920	1,884
	American Honda Finance Corp.	2.400%	6/27/24	2,500	2,423
	American Honda Finance Corp.	0.550%	7/12/24	4,535	4,307
	American Honda Finance Corp.	4.600%	4/17/25	26,000	25,681
	American Honda Finance Corp.	5.000%	5/23/25	2,000	1,992
	AutoZone Inc.	3.125%	7/15/23	3,561	3,558
	AutoZone Inc.	3.250%	4/15/25	670	642
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,521
[2]	BMW US Capital LLC	3.900%	4/9/25	6,008	5,861
[2]	Daimler Finance North America LLC	2.700%	6/14/24	2,600	2,531
[2]	ERAC USA Finance LLC	2.700%	11/1/23	13,691	13,541
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,282	2,271
	General Motors Financial Co. Inc.	1.200%	10/15/24	5,865	5,517
	General Motors Financial Co. Inc.	2.900%	2/26/25	4,000	3,800
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,591
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	4,280	4,223
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	2,760	2,669
[2]	Mercedes-Benz Finance North America LLC	3.250%	8/1/24	7,917	7,709
[2]	Mercedes-Benz Finance North America LLC	5.500%	11/27/24	2,175	2,171
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	8,640	8,582
	Toyota Motor Corp.	0.681%	3/25/24	13,220	12,752
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,593
	Toyota Motor Credit Corp.	4.400%	9/20/24	4,482	4,427
	Toyota Motor Credit Corp.	4.800%	1/10/25	2,800	2,781
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	15,698	15,398
[2]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,370	1,321
					168,190
Consumer Staples (4.5%)
[2]	7-Eleven Inc.	0.800%	2/10/24	16,013	15,515
	Altria Group Inc.	4.000%	1/31/24	8,360	8,265
	Altria Group Inc.	3.800%	2/14/24	8,944	8,827
	BAT Capital Corp.	3.222%	8/15/24	12,340	11,973
[2]	BAT International Finance plc	3.950%	6/15/25	2,960	2,851
	Coca-Cola Co.	1.750%	9/6/24	4,340	4,193
	Constellation Brands Inc.	3.600%	5/9/24	4,556	4,467
	Costco Wholesale Corp.	2.750%	5/18/24	3,050	2,976
	Diageo Capital plc	2.125%	10/24/24	1,920	1,836
	Dollar General Corp.	4.150%	11/1/25	9,812	9,521
	Haleon UK Capital plc	3.125%	3/24/25	750	717
	Haleon US Capital LLC	3.024%	3/24/24	3,760	3,677
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	2.050%	11/15/24	2,880	2,763
	Hormel Foods Corp.	0.650%	6/3/24	3,868	3,699
[2]	Kenvue Inc.	5.500%	3/22/25	9,270	9,294
	Keurig Dr Pepper Inc.	0.750%	3/15/24	15,021	14,493
[2]	Mars Inc.	2.700%	4/1/25	1,100	1,049
	Mondelez International Inc.	2.125%	3/17/24	5,275	5,142
	PepsiCo Inc.	3.500%	7/17/25	8,185	7,963
	Philip Morris International Inc.	2.875%	5/1/24	281	275
	Philip Morris International Inc.	5.125%	11/15/24	16,841	16,770
	Philip Morris International Inc.	5.000%	11/17/25	7,600	7,564
	Reynolds American Inc.	4.850%	9/15/23	820	818
	Unilever Capital Corp.	2.600%	5/5/24	3,400	3,316
	Walmart Inc.	2.850%	7/8/24	6,200	6,047
					154,011
Energy (3.3%)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	886
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,880	4,861
	Chevron USA Inc.	3.900%	11/15/24	4,615	4,535
	ConocoPhillips Co.	2.400%	3/7/25	247	236
	Enbridge Inc.	4.000%	10/1/23	4,768	4,745
	Enbridge Inc.	0.550%	10/4/23	4,382	4,324
	Energy Transfer LP	4.200%	9/15/23	2,210	2,202
	Energy Transfer LP	5.875%	1/15/24	894	893
	Energy Transfer LP	4.900%	2/1/24	5,220	5,178
	Energy Transfer LP	4.500%	4/15/24	252	249
	Energy Transfer LP	3.900%	5/15/24	2,000	1,964
	EOG Resources Inc.	3.150%	4/1/25	600	578
	Equinor ASA	2.650%	1/15/24	2,880	2,829
	Equinor ASA	3.250%	11/10/24	2,000	1,942
	Exxon Mobil Corp.	2.019%	8/16/24	3,178	3,064
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,796	4,748
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,939
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,585	1,554
[2]	Kinder Morgan Inc.	5.625%	11/15/23	5,707	5,700
	Marathon Petroleum Corp.	4.700%	5/1/25	14,324	14,056
	MPLX LP	4.875%	6/1/25	4,570	4,493
	Ovintiv Inc.	5.650%	5/15/25	4,455	4,424
	Phillips 66	0.900%	2/15/24	7,594	7,368
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,854	1,852
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,259	1,255
	Saudi Arabian Oil Co.	1.250%	11/24/23	200	196
	Shell International Finance BV	2.000%	11/7/24	2,950	2,825
	TransCanada PipeLines Ltd.	1.000%	10/12/24	2,170	2,041
	Western Midstream Operating LP	3.350%	2/1/25	4,438	4,246
	Western Midstream Operating LP	3.950%	6/1/25	450	432
	Williams Cos. Inc.	4.500%	11/15/23	5,113	5,090
	Williams Cos. Inc.	4.300%	3/4/24	5,211	5,148
	Williams Cos. Inc.	4.550%	6/24/24	3,977	3,924
					110,777
Financials (31.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	646	644
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	422	415
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	7,755	7,699
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	2,150	2,111
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	8,184	7,688
[4]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	5.772%	9/29/23	2,900	2,894
	Affiliated Managers Group Inc.	4.250%	2/15/24	6,784	6,684
	Air Lease Corp.	3.000%	9/15/23	3,375	3,351
	Air Lease Corp.	0.700%	2/15/24	1,837	1,778
	Air Lease Corp.	2.300%	2/1/25	976	919
	Ally Financial Inc.	1.450%	10/2/23	10,000	9,857
	American Express Co.	3.375%	5/3/24	12,273	12,032
	American Express Co.	2.500%	7/30/24	10,016	9,684
	American Express Co.	4.990%	5/1/26	19,500	19,279
	American International Group Inc.	2.500%	6/30/25	3,460	3,262
	Aon Global Ltd.	4.000%	11/27/23	4,500	4,468
	Aon Global Ltd.	3.500%	6/14/24	950	930
[2]	Athene Global Funding	1.200%	10/13/23	17,773	17,505
[2]	Athene Global Funding	2.514%	3/8/24	750	727
[2]	Australia & New Zealand Banking Group Ltd.	4.829%	2/3/25	15,000	14,840
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	7,600	7,595
[4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.030%	5.080%	12/6/23	2,521	1,683
[4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.676%	7/26/29	3,506	2,347
	Banco Santander SA	2.706%	6/27/24	13,400	12,967
	Banco Santander SA	5.770%	6/30/24	5,698	5,666
	Banco Santander SA	3.496%	3/24/25	1,350	1,295
	Banco Santander SA	2.746%	5/28/25	2,800	2,630
	Bank of America Corp.	3.458%	3/15/25	17,161	16,821
	Bank of America Corp.	3.950%	4/21/25	4,330	4,195
	Bank of America Corp.	3.366%	1/23/26	5,000	4,801
	Bank of America Corp.	2.015%	2/13/26	4,400	4,121
	Bank of America Corp.	3.384%	4/2/26	3,040	2,916
	Bank of America Corp.	4.827%	7/22/26	4,150	4,077
	Bank of Montreal	4.250%	9/14/24	3,491	3,424
	Bank of Montreal	5.200%	12/12/24	15,000	14,877
	Bank of New York Mellon	5.224%	11/21/25	1,350	1,342
	Bank of New York Mellon	5.148%	5/22/26	8,400	8,384
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,750	4,543
	Bank of New York Mellon Corp.	1.600%	4/24/25	820	769
	Bank of New York Mellon Corp.	3.430%	6/13/25	1,284	1,252
	Bank of Nova Scotia	3.400%	2/11/24	422	416
	Bank of Nova Scotia	2.440%	3/11/24	5,000	4,886
	Bank of Nova Scotia	0.700%	4/15/24	483	464
	Bank of Nova Scotia	0.650%	7/31/24	4,923	4,662
	Bank of Nova Scotia	5.250%	12/6/24	5,460	5,417
	Bank of Nova Scotia	2.200%	2/3/25	5,000	4,729
	Bank of Nova Scotia	5.450%	6/12/25	12,000	11,938
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	28,000	27,022
	Barclays Bank plc	3.750%	5/15/24	2,702	2,649
	Barclays plc	3.650%	3/16/25	1,575	1,510
	BlackRock Inc.	3.500%	3/18/24	18,863	18,554
[2]	BNP Paribas SA	3.800%	1/10/24	6,000	5,924
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BPCE SA	5.700%	10/22/23	5,800	5,773
	BPCE SA	4.000%	4/15/24	14,263	14,042
[2]	BPCE SA	4.625%	7/11/24	2,925	2,851
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	832
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,112	4,027
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	5,000	4,807
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	20,500	20,335
	Capital One Financial Corp.	3.900%	1/29/24	732	722
	Capital One Financial Corp.	3.300%	10/30/24	2,514	2,415
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,403
	Citigroup Inc.	3.352%	4/24/25	2,000	1,955
	Citigroup Inc.	0.981%	5/1/25	4,998	4,782
	Citigroup Inc.	3.700%	1/12/26	2,130	2,043
	Citigroup Inc.	2.014%	1/25/26	2,550	2,398
	Citigroup Inc.	3.106%	4/8/26	1,070	1,022
	Cooperatieve Rabobank UA	3.875%	8/22/24	335	329
	Cooperatieve Rabobank UA	1.375%	1/10/25	625	588
	Cooperatieve Rabobank UA	5.000%	1/13/25	10,900	10,826
	Cooperatieve Rabobank UA	3.375%	5/21/25	905	872
[2]	Corebridge Global Funding	0.400%	9/13/23	10,344	10,232
[2]	Corebridge Global Funding	0.450%	12/8/23	7,187	7,009
	Credit Suisse AG	4.750%	8/9/24	2,436	2,382
	Credit Suisse AG	3.625%	9/9/24	7,433	7,172
	Credit Suisse AG	2.950%	4/9/25	5,200	4,891
	Discover Bank	4.200%	8/8/23	6,311	6,296
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,053
[2]	Five Corners Funding Trust	4.419%	11/15/23	35,505	35,148
	Franklin Resources Inc.	2.850%	3/30/25	1,300	1,237
[2]	GA Global Funding Trust	1.250%	12/8/23	1,228	1,197
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,240
	GATX Corp.	4.350%	2/15/24	2,334	2,306
	Goldman Sachs Group Inc.	3.625%	2/20/24	4,270	4,208
	Goldman Sachs Group Inc.	3.000%	3/15/24	16,000	15,671
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,100	1,081
	Goldman Sachs Group Inc.	5.700%	11/1/24	4,240	4,235
	Goldman Sachs Group Inc.	3.750%	5/22/25	481	465
	HSBC Holdings plc	4.250%	3/14/24	9,200	9,066
	HSBC Holdings plc	0.732%	8/17/24	10,477	10,401
	HSBC Holdings plc	2.999%	3/10/26	5,000	4,747
	HSBC Holdings plc	1.645%	4/18/26	5,000	4,617
	HSBC Holdings plc	4.292%	9/12/26	6,500	6,250
	HSBC USA Inc.	5.625%	3/17/25	6,690	6,671
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,743
	Huntington National Bank	3.550%	10/6/23	5,924	5,879
[2]	ING Bank NV	5.800%	9/25/23	2,629	2,621
	ING Groep NV	4.100%	10/2/23	4,871	4,848
	Invesco Finance plc	4.000%	1/30/24	38,370	37,914
	Jackson Financial Inc.	1.125%	11/22/23	1,525	1,495
[2]	Jackson National Life Global Funding	3.250%	1/30/24	246	242
	JPMorgan Chase & Co.	3.875%	9/10/24	11,314	11,047
	JPMorgan Chase & Co.	3.220%	3/1/25	2,250	2,207
	JPMorgan Chase & Co.	3.845%	6/14/25	4,240	4,148
	JPMorgan Chase & Co.	5.546%	12/15/25	5,000	4,981
	JPMorgan Chase & Co.	2.595%	2/24/26	4,904	4,653
	JPMorgan Chase & Co.	2.005%	3/13/26	504	473
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.083%	4/22/26	6,387	5,981
	JPMorgan Chase & Co.	4.080%	4/26/26	5,000	4,861
[6]	Lloyds Banking Group plc	3.900%	11/23/23	690	456
	Lloyds Banking Group plc	3.900%	3/12/24	612	602
	Lloyds Banking Group plc	3.870%	7/9/25	6,216	6,055
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	840	833
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,544	11,384
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	6,570	6,434
[2]	Met Tower Global Funding	0.700%	4/5/24	1,233	1,186
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	5,300	5,213
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,300	7,071
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	18,000	16,973
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,502
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	6,370	6,338
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,038
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,640	3,637
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,630	1,512
	Morgan Stanley	3.875%	4/29/24	2,000	1,970
	Morgan Stanley	2.630%	2/18/26	2,400	2,278
	Morgan Stanley	2.188%	4/28/26	910	854
	Nasdaq Inc.	5.650%	6/28/25	10,000	10,025
[2]	National Australia Bank Ltd.	1.388%	1/12/25	5,000	4,705
	National Australia Bank Ltd.	5.200%	5/13/25	16,700	16,662
	National Bank of Canada	5.250%	1/17/25	8,460	8,382
	National Securities Clearing Corp.	5.150%	5/30/25	7,530	7,494
	NatWest Group plc	3.875%	9/12/23	2,620	2,606
[2]	New York Life Global Funding	2.900%	1/17/24	594	585
[2]	Nordea Bank Abp	4.750%	9/22/25	1,790	1,750
[2]	Nuveen Finance LLC	4.125%	11/1/24	4,025	3,907
	ORIX Corp.	4.050%	1/16/24	1,400	1,385
	ORIX Corp.	3.250%	12/4/24	270	259
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	2,705	2,701
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	3,447	3,401
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	4,790	4,585
	PNC Bank NA	3.250%	6/1/25	4,265	4,070
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,149
	PNC Financial Services Group Inc.	2.200%	11/1/24	3,468	3,304
	PNC Financial Services Group Inc.	5.671%	10/28/25	1,210	1,200
	PNC Financial Services Group Inc.	5.812%	6/12/26	14,063	13,989
[2]	Pricoa Global Funding I	3.450%	9/1/23	347	346
[2]	Principal Life Global Funding II	0.500%	1/8/24	7,059	6,866
[2]	Principal Life Global Funding II	0.750%	4/12/24	4,246	4,079
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,499
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,708
	Protective Life Global Funding	0.631%	10/13/23	300	296
[2]	Protective Life Global Funding	0.473%	1/12/24	2,820	2,739
[2]	Protective Life Global Funding	3.104%	4/15/24	372	364
	Reinsurance Group of America Inc.	4.700%	9/15/23	246	245
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	5,700	5,653
	Royal Bank of Canada	3.970%	7/26/24	15,290	15,006
	Royal Bank of Canada	4.950%	4/25/25	25,400	25,094
[2]	Santander UK plc	5.000%	11/7/23	2,365	2,346
	Santander UK plc	4.000%	3/13/24	9,500	9,373
	Santander UK plc	1.089%	3/15/25	10,000	9,574
	State Bank of India	4.500%	9/28/23	650	647
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	3.300%	12/16/24	700	677
	State Street Corp.	2.354%	11/1/25	6,687	6,382
	State Street Corp.	4.857%	1/26/26	1,740	1,715
	State Street Corp.	5.104%	5/18/26	30,000	29,786
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	477	472
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	8,817	8,532
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	2,468	2,268
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	12,431	11,979
	Toronto-Dominion Bank	2.350%	3/8/24	16,000	15,632
	Toronto-Dominion Bank	4.285%	9/13/24	13,884	13,640
	Truist Bank	1.500%	3/10/25	3,346	3,090
	Truist Financial Corp.	3.700%	6/5/25	3,070	2,944
	Truist Financial Corp.	1.200%	8/5/25	220	199
[2]	UBS AG	0.450%	2/9/24	7,464	7,201
[2]	UBS AG	0.700%	8/9/24	10,000	9,415
[2]	UBS AG	1.375%	1/13/25	1,880	1,744
[2]	UBS Group AG	1.008%	7/30/24	16,110	16,041
	US Bancorp	3.375%	2/5/24	3,145	3,099
	US Bancorp	1.450%	5/12/25	1,400	1,308
	US Bank NA	2.050%	1/21/25	9,071	8,555
[2]	USAA Capital Corp.	0.500%	5/1/24	1,710	1,640
	Wells Fargo & Co.	2.406%	10/30/25	5,817	5,542
	Wells Fargo & Co.	2.188%	4/30/26	3,776	3,539
					1,069,063
Health Care (6.4%)
	AbbVie Inc.	2.600%	11/21/24	3,020	2,898
	AbbVie Inc.	3.600%	5/14/25	451	436
	Aetna Inc.	3.500%	11/15/24	520	504
	AmerisourceBergen Corp.	3.400%	5/15/24	11,650	11,404
	Amgen Inc.	3.625%	5/22/24	5,890	5,779
	Amgen Inc.	5.250%	3/2/25	3,911	3,892
	Amgen Inc.	3.125%	5/1/25	7,190	6,890
	Baxter International Inc.	0.868%	12/1/23	586	574
[2]	Bayer US Finance II LLC	3.875%	12/15/23	15,299	15,138
	Becton Dickinson & Co.	3.363%	6/6/24	4,480	4,385
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,297
	Cardinal Health Inc.	3.079%	6/15/24	13,750	13,404
	Cigna Group	3.500%	6/15/24	1,124	1,101
	CVS Health Corp.	3.375%	8/12/24	3,184	3,104
	CVS Health Corp.	2.625%	8/15/24	7,693	7,441
	CVS Health Corp.	3.875%	7/20/25	4,612	4,484
	Elevance Health Inc.	3.350%	12/1/24	5,514	5,335
	GE HealthCare Technologies Inc.	5.550%	11/15/24	12,262	12,203
	GE HealthCare Technologies Inc.	5.600%	11/15/25	570	571
	Gilead Sciences Inc.	3.700%	4/1/24	11,882	11,710
	GlaxoSmithKline Capital plc	3.000%	6/1/24	7,766	7,590
	HCA Inc.	5.375%	2/1/25	4,000	3,966
	Novartis Capital Corp.	3.400%	5/6/24	2,090	2,054
	PerkinElmer Inc.	0.550%	9/15/23	13,386	13,251
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	43,000	42,607
	Quest Diagnostics Inc.	3.500%	3/30/25	12,870	12,417
	Royalty Pharma plc	0.750%	9/2/23	6,767	6,702
	Stryker Corp.	1.150%	6/15/25	1,820	1,678
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,446	10,385
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	700	662
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	0.550%	5/15/24	790	757
	Wyeth LLC	6.450%	2/1/24	1,120	1,125
					215,744
Industrials (6.0%)
[6]	Aurizon Network Pty Ltd.	4.000%	6/21/24	7,160	4,699
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	2,291	2,230
	Boeing Co.	1.433%	2/4/24	7,535	7,335
	Boeing Co.	4.875%	5/1/25	18,200	17,939
	Canadian Pacific Railway Co.	2.900%	2/1/25	17,500	16,798
	Caterpillar Financial Services Corp.	3.300%	6/9/24	978	958
	Caterpillar Financial Services Corp.	0.600%	9/13/24	2,320	2,191
	Caterpillar Financial Services Corp.	4.900%	1/17/25	4,460	4,441
	Caterpillar Inc.	3.400%	5/15/24	1,625	1,595
	CNH Industrial Capital LLC	1.950%	7/2/23	2,873	2,873
	CNH Industrial Capital LLC	4.200%	1/15/24	5,448	5,389
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,803
	CNH Industrial NV	4.500%	8/15/23	2,844	2,839
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	9,318	9,116
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	4,400	4,362
	General Dynamics Corp.	3.250%	4/1/25	6,283	6,081
	Honeywell International Inc.	2.300%	8/15/24	6,000	5,801
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	15,062	14,963
	John Deere Capital Corp.	4.550%	10/11/24	5,881	5,827
	John Deere Capital Corp.	1.250%	1/10/25	6,060	5,716
	John Deere Capital Corp.	4.950%	6/6/25	2,230	2,225
	L3Harris Technologies Inc.	3.950%	5/28/24	2,400	2,355
	Parker-Hannifin Corp.	2.700%	6/14/24	1,100	1,069
	Parker-Hannifin Corp.	3.650%	6/15/24	13,450	13,183
	Parker-Hannifin Corp.	3.300%	11/21/24	2,620	2,531
	Ryder System Inc.	3.875%	12/1/23	3,530	3,497
	Ryder System Inc.	3.650%	3/18/24	4,933	4,850
	Ryder System Inc.	2.500%	9/1/24	1,250	1,201
	Ryder System Inc.	4.625%	6/1/25	3,160	3,091
	Ryder System Inc.	3.350%	9/1/25	2,860	2,718
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	4,964	4,876
	Southwest Airlines Co.	5.250%	5/4/25	16,918	16,760
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	2,248	2,181
	Union Pacific Corp.	3.150%	3/1/24	13,039	12,823
	Waste Management Inc.	3.125%	3/1/25	7,999	7,715
					205,031
Materials (1.9%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	384	374
	Carlisle Cos. Inc.	0.550%	9/1/23	3,565	3,536
	Celanese US Holdings LLC	3.500%	5/8/24	2,000	1,956
	Celanese US Holdings LLC	5.900%	7/5/24	1,115	1,113
	DuPont de Nemours Inc.	4.493%	11/15/25	5,930	5,809
	Eastman Chemical Co.	3.800%	3/15/25	3,105	3,023
[2]	Georgia-Pacific LLC	3.734%	7/15/23	1,500	1,498
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,960	11,472
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.710%	11/15/23	4,126	4,116
	LyondellBasell Industries NV	5.750%	4/15/24	7,030	7,015
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,992
	Martin Marietta Materials Inc.	4.250%	7/2/24	3,000	2,963
	Mosaic Co.	4.250%	11/15/23	15,001	14,901
15

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,132
					62,900
Real Estate (3.4%)
	American Tower Corp.	0.600%	1/15/24	4,251	4,130
	American Tower Corp.	5.000%	2/15/24	630	626
	American Tower Corp.	2.950%	1/15/25	3,760	3,596
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	5,953
	AvalonBay Communities Inc.	3.450%	6/1/25	1,180	1,136
	Boston Properties LP	3.125%	9/1/23	10,757	10,669
	Boston Properties LP	3.800%	2/1/24	3,774	3,690
	Crown Castle Inc.	3.150%	7/15/23	5,446	5,441
	Crown Castle Inc.	3.200%	9/1/24	2,358	2,285
	ERP Operating LP	3.375%	6/1/25	470	452
	Essex Portfolio LP	3.500%	4/1/25	1,460	1,404
	Federal Realty Investment Trust	3.950%	1/15/24	12,250	12,087
[6]	General Property Trust Co.	3.591%	11/7/23	4,630	3,067
[6]	General Property Trust Co.	3.673%	9/19/24	580	379
	Kilroy Realty LP	3.450%	12/15/24	4,390	4,166
	Kimco Realty OP LLC	2.700%	3/1/24	1,221	1,192
	Mid-America Apartments LP	4.300%	10/15/23	7,889	7,849
	Mid-America Apartments LP	4.000%	11/15/25	2,300	2,227
	NNN REIT Inc.	3.900%	6/15/24	4,510	4,416
	Omega Healthcare Investors Inc.	4.375%	8/1/23	3,553	3,538
	Realty Income Corp.	4.600%	2/6/24	15,503	15,360
[6]	Shopping Centres Australasia Property Retail Trust	3.900%	6/7/24	1,440	945
	Simon Property Group LP	3.750%	2/1/24	7,059	6,966
[6]	Stockland Trust Co.	3.300%	3/22/24	1,800	1,182
	Ventas Realty LP	3.500%	4/15/24	1,400	1,368
	Ventas Realty LP	3.750%	5/1/24	1,000	981
	Welltower OP LLC	4.500%	1/15/24	8,669	8,564
					113,669
Technology (1.8%)
	Apple Inc.	1.800%	9/11/24	1,000	962
	Fiserv Inc.	3.800%	10/1/23	7,608	7,568
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	21,159	21,134
	HP Inc.	2.200%	6/17/25	549	516
	International Business Machines Corp.	3.000%	5/15/24	3,251	3,176
	NXP BV / NXP Funding LLC	4.875%	3/1/24	4,427	4,391
	Oracle Corp.	3.400%	7/8/24	870	851
	Oracle Corp.	2.500%	4/1/25	10,325	9,800
	PayPal Holdings Inc.	2.400%	10/1/24	6,113	5,879
	Salesforce Inc.	0.625%	7/15/24	7,905	7,528
					61,805
Utilities (4.4%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,083
	Ameren Illinois Co.	3.250%	3/1/25	3,000	2,900
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	9,932
	American Water Capital Corp.	3.850%	3/1/24	16,000	15,813
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,874	10,619
	CenterPoint Energy Inc.	2.500%	9/1/24	2,269	2,179
	Constellation Energy Generation LLC	3.250%	6/1/25	13,029	12,407
[6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	2,160	1,397
	Duke Energy Corp.	3.950%	10/15/23	5,000	4,973
	Duke Energy Corp.	3.750%	4/15/24	8,332	8,205
16

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,071	8,979
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	1,253	1,198
[6]	Energy Partnership Gas Co. Ltd.	3.642%	12/11/24	3,090	2,001
	Entergy Louisiana LLC	0.620%	11/17/23	1,682	1,651
	Eversource Energy	4.200%	6/27/24	6,000	5,906
[4]	Eversource Energy, SOFR + 0.250%	5.339%	8/15/23	2,400	2,399
	ITC Holdings Corp.	3.650%	6/15/24	9,187	8,995
[6]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	1,010	656
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,922
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	4,965	4,882
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	1,350	1,358
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.481%	11/3/23	7,300	7,299
	NiSource Inc.	0.950%	8/15/25	4,000	3,651
	Public Service Electric and Gas Co.	3.000%	5/15/25	4,506	4,314
	Southern California Edison Co.	0.700%	8/1/23	285	284
	Southern California Edison Co.	3.500%	10/1/23	5,643	5,606
	Southern Co.	0.600%	2/26/24	4,056	3,919
[6]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	4,260	2,830
[4,6]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.416%	8/23/24	3,100	2,055
	WEC Energy Group Inc.	0.550%	9/15/23	9,300	9,202
					150,615
Total Corporate Bonds (Cost $2,455,848)					2,438,208
Sovereign Bonds (0.5%)
[7]	Korea Monetary Stabilization Bond	3.310%	9/9/23	9,000,000	6,826
	Republic of Hungary	5.375%	3/25/24	5,996	5,976
	Romania	4.375%	8/22/23	2,388	2,382
Total Sovereign Bonds (Cost $14,858)					15,184
				Shares
Temporary Cash Investments (12.7%)

Money Market Fund (1.3%)
[8]	Vanguard Market Liquidity Fund	5.150%		436,258	43,617
			Maturity Date	Face Amount ($000)
Commercial Paper (0.8%)
[9]	AT&T Inc.	5.960%	2/21/24	14,900	14,319
	CDP Financial Inc.	5.497%	4/15/24	15,270	14,595
					28,914
17

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (10.6%)
[10]	United States Treasury Bill	5.232%–5.331%	6/13/24	376,166	357,602
Total Temporary Cash Investments (Cost $430,766)					430,133
Total Investments (99.8%) (Cost $3,401,489)					3,379,090
Other Assets and Liabilities—Net (0.2%)					6,587
Net Assets (100%)					3,385,677
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $497,756,000, representing 14.7% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $2,182,000 have been segregated as initial margin for open futures contracts.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At June 30, 2023, the aggregate value of these securities was $14,319,000, representing 0.4% of net assets.
10	Securities with a value of $1,724,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2023	(380)	(77,271)	306
5-Year U.S. Treasury Note	September 2023	(254)	(27,202)	416
				722

18

Ultra-Short Bond ETF
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/20/23	AUD	5,926	USD	4,040	—	(83)
BNP Paribas	7/10/23	KRW	29,000,000	USD	22,770	—	(752)
Morgan Stanley Capital Services Inc.	7/10/23	KRW	10,000,000	USD	7,859	—	(267)
JPMorgan Chase Bank, N.A.	7/10/23	KRW	9,000,000	USD	7,078	—	(245)
Royal Bank of Canada	7/10/23	KRW	2,790,866	USD	2,179	—	(60)
Citibank, N.A.	9/20/23	USD	27,978	AUD	40,603	869	—
JPMorgan Chase Bank, N.A.	7/10/23	USD	17,551	KRW	24,000,000	—	(672)
Citibank, N.A.	7/10/23	USD	16,199	KRW	21,000,000	255	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	7,105	KRW	9,000,000	245	—
BNP Paribas	7/10/23	USD	4,387	KRW	6,000,000	—	(169)
						1,369	(2,248)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,250,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,357,871)	3,335,473
Affiliated Issuers (Cost $43,618)	43,617
Total Investments in Securities	3,379,090
Investment in Vanguard	127
Cash	1,239
Foreign Currency, at Value (Cost $51)	50
Receivables for Investment Securities Sold	39,367
Receivables for Accrued Income	21,894
Variation Margin Receivable—Futures Contracts	2
Unrealized Appreciation—Forward Currency Contracts	1,369
Total Assets	3,443,138
Liabilities
Payables for Investment Securities Purchased	55,071
Payables to Vanguard	142
Unrealized Depreciation—Forward Currency Contracts	2,248
Total Liabilities	57,461
Net Assets	3,385,677
At June 30, 2023, net assets consisted of:

Paid-in Capital	3,429,305
Total Distributable Earnings (Loss)	(43,628)
Net Assets	3,385,677

Net Assets
Applicable to 68,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,385,677
Net Asset Value Per Share	$49.14

See accompanying Notes, which are an integral part of the Financial Statements.
20

Ultra-Short Bond ETF
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Interest[1]	70,654
Total Income	70,654
Expenses
The Vanguard Group—Note B
Investment Advisory Services	184
Management and Administrative	1,319
Marketing and Distribution	107
Custodian Fees	50
Shareholders’ Reports	36
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,706
Expenses Paid Indirectly	(34)
Net Expenses	1,672
Net Investment Income	68,982
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(7,939)
Futures Contracts	990
Forward Currency Contracts	(394)
Foreign Currencies	192
Realized Net Gain (Loss)	(7,151)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,353
Futures Contracts	1,154
Forward Currency Contracts	1,869
Foreign Currencies	(85)
Change in Unrealized Appreciation (Depreciation)	6,291
Net Increase (Decrease) in Net Assets Resulting from Operations	68,122
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,237,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($1,017,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,982	44,762
Realized Net Gain (Loss)	(7,151)	(26,568)
Change in Unrealized Appreciation (Depreciation)	6,291	(22,975)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,122	(4,781)
Distributions
Total Distributions	(56,599)	(44,433)
Capital Share Transactions
Issued	847,849	1,533,919
Issued in Lieu of Cash Distributions	—	—
Redeemed	(738,968)	(259,042)
Net Increase (Decrease) from Capital Share Transactions	108,881	1,274,877
Total Increase (Decrease)	120,404	1,225,663
Net Assets
Beginning of Period	3,265,273	2,039,610
End of Period	3,385,677	3,265,273

See accompanying Notes, which are an integral part of the Financial Statements.
22

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,	April 05 2021[1] to December 31,
		2022	2021
Net Asset Value, Beginning of Period	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	1.005	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	.002	(1.044)	(.077)
Total from Investment Operations	1.007	(.217)	.061
Distributions
Dividends from Net Investment Income	(.817)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	(.008)
Total Distributions	(.817)	(.763)	(.131)
Net Asset Value, End of Period	$49.14	$48.95	$49.93
Total Return	2.07%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,386	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.13%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	48%	73%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 5% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Ultra-Short Bond ETF
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2023, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
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Ultra-Short Bond ETF
emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $127,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $34,000 (an annual rate of less than 0.01% of average net assets).
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Ultra-Short Bond ETF
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	495,565	—	495,565
Corporate Bonds	—	2,438,208	—	2,438,208
Sovereign Bonds	—	15,184	—	15,184
Temporary Cash Investments	43,617	386,516	—	430,133
Total	43,617	3,335,473	—	3,379,090
Derivative Financial Instruments
Assets
Futures Contracts[1]	722	—	—	722
Forward Currency Contracts	—	1,369	—	1,369
Total	722	1,369	—	2,091
Liabilities
Forward Currency Contracts	—	2,248	—	2,248
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Ultra-Short Bond ETF
E.	At June 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	722	—	722
Unrealized Appreciation—Forward Currency Contracts	—	1,369	1,369
Total Assets	722	1,369	2,091

Unrealized Depreciation—Forward Currency Contracts	—	2,248	2,248
Total Liabilities	—	2,248	2,248
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	990	—	990
Forward Currency Contracts	—	(394)	(394)
Realized Net Gain (Loss) on Derivatives	990	(394)	596
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,154	—	1,154
Forward Currency Contracts	—	1,869	1,869
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,154	1,869	3,023
F.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,402,229
Gross Unrealized Appreciation	2,398
Gross Unrealized Depreciation	(25,694)
Net Unrealized Appreciation (Depreciation)	(23,296)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $28,964,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Ultra-Short Bond ETF
G.	During the six months ended June 30, 2023, the fund purchased $1,824,521,000 of investment securities and sold $1,253,550,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $130,664,000, respectively. Purchases and sales include $436,048,000 and $198,771,000, respectively, in connection with in-kind purchases and redemptions of the portfolio's capital shares.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	17,250	31,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(15,050)	(5,250)
Net Increase (Decrease) in Shares Outstanding	2,200	25,850
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2023, one shareholder was a record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of Vanguard Ultra-Short Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2021, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short Bond ETF’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
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Q9312 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Bond Index Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Bond Index Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Vanguard Bond Index Funds

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.